UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Reports to Stockholders.

July 31, 2012

2012 Annual Report

iShares Trust

iShares S&P North American Technology Sector Index Fund  |  IGM  |  NYSE Arca

iShares S&P North American Technology-Multimedia Networking Index Fund  |  IGN  |  NYSE Arca

iShares S&P North American Technology-Software Index Fund  |  IGV  |  NYSE Arca

iShares S&P North American Natural Resources Sector Index Fund  |  IGE  |  NYSE Arca

iShares PHLX SOX Semiconductor Sector Index Fund  |  SOXX  |  NASDAQ

iShares NYSE Composite Index Fund  |  NYC  |  NYSE Arca

iShares NYSE 100 Index Fund  |  NY  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.80%	6.70%	7.25%	3.72%	3.70%	4.17%	8.43%	8.46%	8.93%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.80%	6.70%	7.25%	20.02%	19.90%	22.64%	124.72%	125.24%	135.27%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Computers	27.85%
Software	20.56
Semiconductors	17.11
Internet	16.53
Telecommunications	6.35
Commercial Services	5.38
Diversified Financial Services	2.52
Electronics	2.34
Other**	1.24
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Apple Inc.	8.83%
Microsoft Corp.	8.34
International Business Machines Corp.	8.33
Google Inc. Class A	6.28
Intel Corp.	5.05
Oracle Corp.	4.57
QUALCOMM Inc.	3.99
Cisco Systems Inc.	3.33
Amazon.com Inc.	3.28
Visa Inc. Class A	2.51

TOTAL	54.51%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was 6.80%, net of fees, while the total return for the Index was 7.25%.

U.S. stocks generally posted single-digit returns for the reporting period, constrained by the sluggish economy. During the second quarter of 2012, the U.S. economy posted a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2.0% in the first quarter and 4.1% in the fourth quarter of 2011. Although job growth was significant in certain industries, such as health care, overall unemployment stayed above 8% for the reporting period, rising from 8.2% in June to 8.3% in July 2012.

In this environment, consumers and businesses were reluctant to spend money. Annual growth in consumer spending declined from 2.4% in the first quarter of 2012 to 1.5% in the second quarter versus the year-ago periods. Compared to the second quarter of 2011, business investment expanded 5.3% in the second quarter of 2012, down from 7.5% in the first quarter of 2012. Many economists blamed uncertainty surrounding U.S. tax laws as well as the continuing recession in Europe for the skittishness.

In 2011, $3.5 trillion was spent worldwide on information technology, according to a recent Gartner, Inc. report cited by the Associated Press. A bright spot within the information technology sector has been “cloud” computing, the business of delivering software or hardware over the Internet. According to CIO Journal, a leading technology publication, chief information officers are focusing their spending on cloud computing and mobile technologies.

The technology sector, as represented by the Index, performed in line with the broader U.S. stock market. Within technology, the strongest subsectors in terms of market performance included computer hardware, Internet software and information technology services. The weakest performers were electronic instruments and office electronics. On a security level, Apple, Inc., the Fund’s largest holding as of July 31, 2012, contributed significantly to Fund performance for the reporting period.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.12)%	(15.05)%	(15.06)%	(6.80)%	(6.83)%	(6.54)%	6.62%	6.56%	7.09%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.12)%	(15.05)%	(15.06)%	(29.69)%	(29.80)%	(28.69)%	89.77%	88.84%	98.34%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Telecommunication Equipment	26.30%
Networking Products	16.85
Wireless Equipment	15.96
Semiconductor Components/Integrated Circuits	9.93
Computer — Integrated Systems	8.26
Telecommunication Equipment Fiber Optics	8.14
Internet Infrastructure Software	8.05
Satellite Telecommunications	3.27
Computers	3.09
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Juniper Networks Inc.	9.27%
QUALCOMM Inc.	9.01
Motorola Solutions Inc.	8.78
Cisco Systems Inc.	8.43
F5 Networks Inc.	8.05
Harris Corp.	4.75
Riverbed Technology Inc.	4.55
Brocade Communications Systems Inc.	3.71
JDS Uniphase Corp.	3.70
Research in Motion Ltd.	3.09

TOTAL	63.34%

The iShares S&P North American Technology-Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Multimedia Networking IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (15.12)%, net of fees, while the total return for the Index was (15.06)%.

U.S. stocks generally posted single-digit returns for the reporting period, constrained by the sluggish economy. However, shares of communications equipment stocks were negative for the reporting period. Communications equipment lagged other technology-related sectors such as computers, Internet, software and information technology.

Communications equipment stocks are “economically cyclical,” which means they tend to track the ups and downs of the economy. As the economy weakens, the shares of these companies often follow suit. During the second quarter of 2012, the nation’s economy posted a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2.0% in the first quarter and 4.1% in the fourth quarter of 2011. Although job growth was significant in certain industries, such as health care, overall unemployment stayed above 8% for the reporting period, rising from 8.2% in June to 8.3% in July 2012.

The U.S. telecommunications industry includes about 11,000 companies with combined annual revenue of about $500 billion. The industry is highly concentrated, with the largest 50 companies generating about 90 percent of total revenue. In contrast, the global telecommunications industry accounts for about $2 trillion in revenue. According to industry sources, U.S. telecommunications industry revenue grew 7% in calendar year 2011, up from 4% in 2010. However, the economic slowdown appears to have had an impact on industry growth, with first quarter 2012 revenues advancing only about 3% over the same period in 2011.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.61%	0.56%	1.02%	5.35%	5.27%	5.76%	9.74%	9.77%	10.24%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.61%	0.56%	1.02%	29.74%	29.27%	32.29%	153.32%	154.09%	165.19%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Applications Software	38.11%
Enterprise Software/Services	23.03
Computer — Aided Design	6.28
Electronic Forms	6.18
Internet Security	5.19
Entertainment Software	3.84
Electronic Design Automation	3.73
Transactional Software	2.01
Internet Infrastructure Software	1.87
Multi-Media	1.68
Data Processing/Management	1.66
Computer — Integrated Systems	1.55
Communications Software	1.28
Other*	3.51
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Oracle Corp.	9.52%
Microsoft Corp.	8.64
Salesforce.com Inc.	6.92
Intuit Inc.	6.88
Adobe Systems Inc.	6.18
Citrix Systems Inc.	5.46
Symantec Corp.	4.58
Red Hat Inc.	4.18
CA Inc.	3.44
Autodesk Inc.	3.14

TOTAL	58.94%

*	Other includes sectors which individually represent less than 1% of net assets.

The iShares S&P North American Technology-Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Software IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was 0.61%, net of fees, while the total return for the Index was 1.02%.

U.S. stocks generally posted single-digit returns for the reporting period, constrained by the sluggish economy. During the second quarter of 2012, the nation’s economy posted a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2.0% in the first quarter and 4.1% in the fourth quarter of 2011. Although job growth was significant in certain industries such as health care, overall unemployment stayed above 8% for the reporting period, rising from 8.2% in June to 8.3% in July 2012.

In this environment, consumers and businesses were reluctant to spend money. Annual growth in consumer spending declined from 2.4% in the first quarter of 2012 to 1.5% in the second quarter versus the year-ago periods. Compared to the second quarter of 2011, business investment expanded 5.3% in the second quarter of 2012, down from 7.5% in the first quarter of 2012. Economists blamed uncertainty surrounding U.S. tax laws as well as the continuing recession in Europe for the skittishness.

In 2011, $3.5 trillion was spent worldwide on information technology, according to a recent Gartner, Inc. report cited by the Associated Press. However, the software sector has struggled amid the weak economic climate, with major companies reporting lower profits. A bright spot in the information technology sector has been “cloud” computing, the business of delivering software over the Internet. One European-based software giant credited cloud computing with its ability to post significant profits in a tough market.

Despite the sluggish economy, the labor shortage in the software industry is acute and is getting worse. Companies are searching for engineers who can write programs in computer languages such as Java and C Sharp — and compensation for those who can do so has doubled in the past two years.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.04)%	(16.11)%	(15.68)%	(0.64)%	(0.65)%	(0.19)%	11.54%	11.55%	12.05%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.04)%	(16.11)%	(15.68)%	(3.15)%	(3.20)%	(0.94)%	198.10%	198.36%	211.84%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Oil & Gas	60.68%
Oil & Gas Services	14.76
Mining	14.64
Pipelines	3.99
Packaging & Containers	2.15
Forest Products & Paper	1.38
Coal	1.13
Other*	1.10
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Chevron Corp.	7.77%
Exxon Mobil Corp.	7.67
Schlumberger Ltd.	5.77
Occidental Petroleum Corp.	4.29
ConocoPhillips	4.18
Suncor Energy Inc.	2.89
Anadarko Petroleum Corp.	2.11
Apache Corp.	2.04
Barrick Gold Corp.	2.00
Freeport-McMoRan Copper & Gold Inc.	1.94

TOTAL	40.66%

*	Other includes sectors which individually represent less than 1% of net assets.

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (16.04)%, net of fees, while the total return for the Index was (15.68)%.

Although U.S. stocks as a whole performed moderately well during the reporting period, shares of companies dependent upon economic growth generally declined. During the second quarter of 2012, the nation’s economy posted a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2.0% in the first quarter of 2012 and 4.1% in the fourth quarter of 2011. Although job growth was significant in certain industries such as health care, overall unemployment stayed above 8% for the reporting period, rising from 8.2% in June to 8.3% in July 2012.

In this environment, consumers and businesses were reluctant to spend money. Annual growth in consumer spending declined from 2.4% in the first quarter of 2012 to 1.5% in the second quarter versus the year-ago periods. Despite record low interest rates, savings on disposable personal income rose to 4% in the second quarter of 2012, up from 3.6% in the first quarter. Compared to the second quarter of 2011, business investment expanded 5.3% in the second quarter of 2012, down from 7.5% in the first quarter of 2012. Economists blamed uncertainty surrounding U.S. tax laws as well as the continuing recession in Europe for the skittishness.

Gold is generally perceived as a hedge against inflation, and is therefore seen as less desirable when inflation appears under control. Since U.S. inflation generally remained under 2% during the reporting period, gold prices were constrained. At the beginning of the reporting period, the price of gold was $1,620 an ounce. It reached $1,900 in early September but declined to $1,615 by the end of the reporting period.

Similarly, U.S. gasoline prices started and ended the reporting period at almost exactly the same level — about $3.50 per gallon. Gasoline prices spiked sharply during the spring of 2012 when economic growth appeared to be rebounding. Similarly, crude oil prices began and ended the reporting period at about $88 per barrel, approaching $100 per barrel in March 2012. Economic weakness in the U.S. and Europe has curbed demand for crude oil, which, in turn has weakened shares in natural resources stocks.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.45%	0.35%	0.76%	(3.71)%	(3.74)%	(3.44)%	2.79%	2.80%	3.19%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.45%	0.35%	0.76%	(17.24)%	(17.34)%	(16.05)%	31.65%	31.80%	36.87%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance reflects the S&P North American Technology-Semiconductors Index through October 14, 2010 and the PHLX Semiconductor Sector Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Electronic Components — Semiconductors	51.98%
Semiconductor Components/Integrated Circuits	23.18
Semiconductor Equipment	19.07
Computers — Memory Devices	4.83
Wireless Equipment	0.87
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Broadcom Corp. Class A	8.03%
Applied Materials Inc.	7.86
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	7.81
Intel Corp.	7.63
Texas Instruments Inc.	7.34
SanDisk Corp.	4.83
Avago Technologies Ltd.	4.29
Linear Technology Corp.	4.26
KLA-Tencor Corp.	4.26
NVIDIA Corp.	4.18

TOTAL	60.49%

The iShares PHLX SOX Semiconductor Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the PHLX Semiconductor Sector IndexSM (the “Index”). The Index measures the performance of U.S.-traded securities of companies engaged in the semiconductor business. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was 0.45%, net of fees, while the total return for the Index was 0.76%.

U.S. stocks generally posted single-digit returns for the reporting period, constrained by the sluggish economy. However, shares of semiconductor stocks were flat to slightly negative for the reporting period. Semiconductors lagged other technology-related sectors such as computers, Internet, software and information technology.

Semiconductor stocks are “economically cyclical,” which means they tend to track the ups and downs of the economy. As the economy weakens, the shares of these companies often follow suit. During the second quarter of 2012, the nation’s economy posted a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2.0% in the first quarter, and 4.1% in the fourth quarter of 2011. Although job growth was significant in certain industries such as health care, overall unemployment stayed above 8% for the reporting period, rising from 8.2% in June to 8.3% in July 2012.

According to the Semiconductor Industry Association, a trade group representing U.S. semiconductor companies, worldwide sales of semiconductor products reached $24.38 billion in June 2012, a slight decrease from the prior month when sales were $24.40 billion. Semiconductor sales peaked in late 2010 at about $26 billion per month. Sales from June 2012 were 2% lower than the June 2011 total of $24.89 billion, but the year-over-year decrease was smaller than it has been since October 2011. Regionally, compared to June 2011, semiconductor sales in June 2012 increased in Japan and Asia Pacific (by 3.7% and 1.0%, respectively), but fell steeply in the Americas and Europe (by (8.1)% and (12.1)%, respectively).

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.22)%	(0.21)%	(0.03)%	(1.38)%	(1.38)%	(1.37)%	4.50%	4.48%	4.61%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.22)%	(0.21)%	(0.03)%	(6.69)%	(6.72)%	(6.66)%	44.31%	44.12%	45.66%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	20.98%
Financial	20.73
Energy	15.44
Industrial	11.23
Consumer Cyclical	8.80
Communications	7.54
Basic Materials	6.92
Technology	4.19
Utilities	3.96
Diversified	0.03
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	2.53%
International Business Machines Corp.	1.41
AT&T Inc.	1.38
General Electric Co.	1.37
Chevron Corp.	1.34
Johnson & Johnson	1.18
Pfizer Inc.	1.12
Wells Fargo & Co.	1.12
Procter & Gamble Co. (The)	1.10
Coca-Cola Co. (The)	1.08

TOTAL	13.63%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (0.22)%, net of fees, while the total return for the Index was (0.03)%.

Consistent with weakening economic growth, stocks comprising the Index posted mixed returns for the reporting period. During the second quarter of 2012, the nation’s economy posted a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2.0% in the first quarter and 4.1% in the fourth quarter of 2011. Although job growth was significant in certain industries such as health care, overall unemployment stayed above 8% for the reporting period, rising from 8.2% in June to 8.3% in July 2012.

In this environment, consumers and businesses were reluctant to spend money. Annual growth in consumer spending declined from 2.4% in the first quarter of 2012 to 1.5% in the second quarter versus the year-ago periods. Despite record low interest rates, savings on disposable personal income rose to 4% in the second quarter of 2012, up from 3.6% in the first quarter. Compared to the year-ago quarters, business investment expanded 5.3% in the second quarter, down from 7.5% in the first quarter of 2012. Many economists blamed uncertainty surrounding U.S. tax laws as well as the continuing recession in Europe for the skittishness.

Still, there have been some encouraging signs. During the second quarter of 2012, home prices rose by their largest percentage in nearly a decade. Automakers are selling cars at a brisk pace, keeping factories running at full capacity in the normally slow summer months. And corporations have been taking advantage of ultra-low intermediate- and long-term interest rates by selling nearly $600 billion in bonds to investors over the first seven months of 2012, 6.5% more than last year.

Within the Index, the top three contributors to performance were the economically “defensive” sectors of consumer staples (food and beverage), health care and utilities, while the weakest performer was the materials sector, which is highly sensitive to economic growth. The consumer discretionary (retailing), industrials and telecommunication services sectors all posted modestly positive results, but the energy, financials and information technology sectors lagged.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE 100 INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.64%	8.59%	8.87%	(0.65)%	(0.64)%	(0.50)%	3.11%	3.09%	3.28%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.64%	8.59%	8.87%	(3.19)%	(3.18)%	(2.47)%	29.07%	28.85%	30.86%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE 100 INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	26.73%
Financial	16.82
Energy	16.04
Industrial	12.50
Consumer Cyclical	9.37
Communications	7.17
Technology	5.56
Basic Materials	3.31
Utilities	2.36
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	6.21%
International Business Machines Corp.	3.47
AT&T Inc.	3.40
General Electric Co.	3.36
Chevron Corp.	3.30
Johnson & Johnson	2.91
Pfizer Inc.	2.75
Wells Fargo & Co.	2.75
Procter & Gamble Co. (The)	2.70
Coca-Cola Co. (The)	2.65

TOTAL	33.50%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was 8.64%, net of fees, while the total return for the Index was 8.87%.

Despite weakening economic growth, large capitalization U.S. stocks posted high single-digit returns for the reporting period. During the second quarter of 2012, the nation’s economy posted a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2.0% in the first quarter and 4.1% in the fourth quarter of 2011. Although job growth was significant in certain industries such as health care, overall unemployment stayed above 8% for the reporting period, rising from 8.2% in June to 8.3% in July 2012.

In this environment, consumers and businesses were reluctant to spend money. Annual growth in consumer spending declined from 2.4% in the first quarter of 2012 to 1.5% in the second quarter versus the year-ago periods. Despite record low interest rates, savings on disposable personal income rose to 4% in the second quarter of 2012, up from 3.6% in the first quarter. Compared to the second quarter of 2011, business investment expanded 5.3% in the second quarter of 2012, down from 7.5% in the first quarter of 2012. Many economists blamed uncertainty surrounding U.S. tax laws as well as the continuing recession in Europe for the skittishness.

Still, there have been some encouraging signs. During the second quarter of 2012, home prices rose by their largest percentage in nearly a decade. Automakers are selling cars at a brisk pace, keeping factories running at full capacity in the normally slow summer months. And corporations have been taking advantage of ultra-low intermediate- and long-term interest rates by selling nearly $600 billion in bonds to investors over the first seven months of 2012, 6.5% more than last year.

Within the Index, most of the sectors posted positive performance for the reporting period. The top three contributors to performance were the consumer staples (food and beverage), health care and telecommunication services sectors, while the weakest performer for the second year in a row was the financial sector. The consumer discretionary (retailing), industrials and utilities sectors all posted modestly positive results, but the energy and materials sectors lagged.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P North American Technology Sector
Actual	$1,000.00	$1,030.00	0.48%	$2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
S&P North American Technology-Multimedia Networking
Actual	1,000.00	834.30	0.48	2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
S&P North American Technology-Software
Actual	1,000.00	1,003.80	0.48	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
S&P North American Natural Resources Sector
Actual	1,000.00	921.10	0.48	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
PHLX SOX Semiconductor Sector
Actual	$1,000.00	$944.60	0.48%	$2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
NYSE Composite
Actual	1,000.00	1,016.70	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
NYSE 100
Actual	1,000.00	1,062.20	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

COMMERCIAL SERVICES — 5.38%
Alliance Data Systems Corp.[a,b]	9,399	$1,221,870
Automatic Data Processing Inc.	91,565	5,178,001
Booz Allen Hamilton Holding Corp.	6,149	107,177
Cardtronics Inc.[a]	8,287	256,980
Convergys Corp.	21,901	322,821
CoreLogic Inc.[a]	20,042	460,966
CoStar Group Inc.[a,b]	4,841	399,528
Euronet Worldwide Inc.[a,b]	9,501	173,678
FleetCor Technologies Inc.[a]	7,010	258,809
Gartner Inc.[a,b]	17,515	777,491
Genpact Ltd.[a]	24,683	429,978
Global Payments Inc.	14,749	631,552
Heartland Payment Systems Inc.	7,280	230,776
Lender Processing Services Inc.	15,872	391,562
MasterCard Inc. Class A	19,873	8,675,955
MAXIMUS Inc.	6,380	322,190
Monster Worldwide Inc.[a,b]	22,939	166,308
Paychex Inc.	60,407	1,974,705
SAIC Inc.	51,949	601,050
TeleTech Holdings Inc.[a,b]	4,619	76,029
Total System Services Inc.	30,182	713,804
Western Union Co.	114,732	1,999,779
Wright Express Corp.[a,b]	7,297	469,781

		25,840,790
COMPUTERS — 27.85%
3D Systems Corp.[a,b]	6,242	237,196
Accenture PLC Class A	120,651	7,275,255
Apple Inc.[a]	69,397	42,384,912
Brocade Communications Systems Inc.[a]	86,113	427,982
CACI International Inc. Class Aa	4,993	281,855
Cadence Design Systems Inc.[a]	51,557	630,027
CGI Group Inc. Class Aa,b	41,945	988,644
Cognizant Technology Solutions Corp. Class Aa	56,995	3,235,606
Computer Sciences Corp.	29,149	717,648
Dell Inc.[a]	278,317	3,306,406
Diebold Inc.	11,825	382,539
DST Systems Inc.	6,415	345,768
Electronics For Imaging Inc.[a,b]	8,716	127,428
EMC Corp.[a]	393,145	10,304,330

Security	Shares	Value

Fortinet Inc.[a]	17,407	$417,942
Hewlett-Packard Co.	370,228	6,752,959
iGATE Corp.[a]	5,783	91,950
International Business Machines Corp.	204,080	39,995,598
j2 Global Inc.[b]	8,703	260,481
Jack Henry & Associates Inc.	16,385	569,051
Lexmark International Inc. Class A	13,343	233,369
Mentor Graphics Corp.[a,b]	17,509	267,538
MICROS Systems Inc.[a]	15,077	719,776
NCR Corp.[a]	29,793	694,773
NetApp Inc.[a]	67,926	2,219,142
RealD Inc.[a]	7,742	75,097
Research in Motion Ltd.[a,b]	88,029	629,407
Riverbed Technology Inc.[a]	29,765	525,055
SanDisk Corp.[a]	45,584	1,874,870
Seagate Technology PLC	70,803	2,125,506
Spansion Inc. Class Aa,b	9,378	96,125
Stratasys Inc.[a,b]	3,987	244,323
Synaptics Inc.[a]	6,313	166,537
Synopsys Inc.[a]	27,613	836,398
Syntel Inc.	3,151	183,168
Teradata Corp.[a]	31,573	2,134,966
Unisys Corp.[a,b]	8,210	159,520
Western Digital Corp.[a]	43,751	1,739,977

		133,659,124
DISTRIBUTION & WHOLESALE — 0.24%
Arrow Electronics Inc.[a]	20,991	708,446
Ingram Micro Inc. Class Aa	28,602	428,744

		1,137,190
DIVERSIFIED FINANCIAL SERVICES — 2.52%
Higher One Holdings Inc.[a,b]	5,605	62,159
Visa Inc. Class A	93,244	12,035,003

		12,097,162
ELECTRICAL COMPONENTS & EQUIPMENT — 0.24%
Littelfuse Inc.	4,071	218,368
Molex Inc.	25,829	648,825
SunPower Corp.[a,b]	7,098	27,824
Universal Display Corp.[a,b]	7,571	240,455

		1,135,472
ELECTRONICS — 2.34%
Amphenol Corp. Class A	30,323	1,785,418
Avnet Inc.[a]	27,038	851,697

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

AVX Corp.	8,597	$83,735
Benchmark Electronics Inc.[a,b]	10,833	170,728
Celestica Inc.[a]	35,630	272,213
Coherent Inc.[a]	4,433	216,463
Cymer Inc.[a]	5,813	332,562
FEI Co.[b]	7,127	340,029
FLIR Systems Inc.	28,944	591,905
Itron Inc.[a]	7,492	291,963
Jabil Circuit Inc.	34,149	741,033
National Instruments Corp.	17,501	452,226
OSI Systems Inc.[a,b]	3,738	241,251
Plexus Corp.[a,b]	6,566	188,576
Rofin-Sinar Technologies Inc.[a,b]	5,150	93,370
Sanmina-SCI Corp.[a]	15,486	132,250
TE Connectivity Ltd.	80,039	2,642,087
Tech Data Corp.[a,b]	7,441	372,794
Trimble Navigation Ltd.[a]	23,360	1,033,914
TTM Technologies Inc.[a,b]	9,917	108,492
Vishay Intertechnology Inc.[a]	26,829	264,802

		11,207,508
ENTERTAINMENT — 0.07%
Dolby Laboratories Inc. Class Aa	9,440	332,760

		332,760
HOME FURNISHINGS — 0.04%
TiVo Inc.[a]	22,927	199,236

		199,236
INTERNET — 16.53%
Amazon.com Inc.[a]	67,480	15,743,084
Ancestry.com Inc.[a,b]	4,509	150,916
AOL Inc.[a,b]	17,549	559,111
Bankrate Inc.[a]	3,620	57,739
BroadSoft Inc.[a]	5,149	126,408
DealerTrack Holdings Inc.[a,b]	7,975	232,631
Digital River Inc.[a]	6,913	122,982
eBay Inc.[a]	215,173	9,532,164
Equinix Inc.[a]	9,002	1,603,976
Expedia Inc.	16,937	965,240
F5 Networks Inc.[a]	14,856	1,387,253
Google Inc. Class Aa	47,612	30,136,968
IAC/InterActiveCorp	15,339	806,985
Liquidity Services Inc.[a,b]	4,441	203,042
Netflix Inc.[a,b]	10,414	592,036

Security	Shares	Value

OpenTable Inc.[a,b]	4,235	$153,985
Priceline.com Inc.[a]	9,327	6,172,049
Rackspace Hosting Inc.[a,b]	19,901	873,256
Sapient Corp.	20,914	208,303
Shutterfly Inc.[a,b]	5,606	184,045
Sourcefire Inc.[a,b]	5,528	282,204
Symantec Corp.[a]	134,916	2,124,927
TIBCO Software Inc.[a]	30,967	869,863
TripAdvisor Inc.[a,b]	17,901	669,676
ValueClick Inc.[a,b]	15,143	237,897
VeriSign Inc.[a]	29,518	1,311,190
VirnetX Holding Corp.[a,b]	7,045	166,685
WebMD Health Corp.[a,b]	9,590	141,069
Websense Inc.[a,b]	6,818	102,338
Yahoo! Inc.[a]	228,165	3,614,134

		79,332,156
MACHINERY — 0.13%
Cognex Corp.	8,039	271,718
Zebra Technologies Corp. Class Aa	9,742	336,489

		608,207
MEDIA — 0.16%
FactSet Research Systems Inc.	8,439	784,489

		784,489
OFFICE & BUSINESS EQUIPMENT — 0.36%
Xerox Corp.	252,287	1,748,349

		1,748,349
SEMICONDUCTORS — 17.11%
Advanced Micro Devices Inc.[a]	110,615	449,097
Aeroflex Holding Corp.[a,b]	5,836	35,074
Altera Corp.	60,402	2,141,251
Amkor Technology Inc.[a,b]	18,576	99,010
Analog Devices Inc.	55,858	2,182,931
Applied Materials Inc.	239,933	2,612,870
Atmel Corp.[a]	83,321	488,261
Broadcom Corp. Class Aa	92,841	3,145,453
Cabot Microelectronics Corp.	4,414	129,772
Cavium Inc.[a,b]	9,299	251,259
Cirrus Logic Inc.[a]	12,106	445,138
Cree Inc.[a,b]	21,715	520,074
Cypress Semiconductor Corp.[a]	28,598	305,713
Diodes Inc.[a,b]	6,949	131,614
Emulex Corp.[a]	16,379	105,972

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Entegris Inc.[a,b]	25,748	$207,271
Fairchild Semiconductor International Inc.[a]	23,901	331,268
First Solar Inc.[a,b]	11,075	172,106
GT Advanced Technologies Inc.[a,b]	21,621	110,700
Hittite Microwave Corp.[a,b]	5,263	266,676
Integrated Device Technology Inc.[a,b]	26,696	134,548
Intel Corp.	942,010	24,209,657
International Rectifier Corp.[a,b]	12,987	221,298
Intersil Corp. Class A	23,923	220,331
KLA-Tencor Corp.	31,287	1,592,821
Lam Research Corp.[a]	37,668	1,296,156
Linear Technology Corp.	43,032	1,387,782
LSI Corp.[a]	106,819	737,051
Marvell Technology Group Ltd.	94,117	1,059,757
Maxim Integrated Products Inc.	54,631	1,487,602
Micrel Inc.	8,910	83,219
Microchip Technology Inc.	36,172	1,207,421
Micron Technology Inc.[a]	184,808	1,147,658
Microsemi Corp.[a,b]	16,672	322,770
MKS Instruments Inc.	9,872	260,621
NVIDIA Corp.[a]	115,718	1,566,822
OmniVision Technologies Inc.[a]	9,841	137,971
ON Semiconductor Corp.[a]	85,161	591,017
PMC-Sierra Inc.[a]	43,513	231,489
Power Integrations Inc.	5,315	187,301
QLogic Corp.[a]	18,284	210,997
QUALCOMM Inc.	320,993	19,156,862
Rambus Inc.[a,b]	20,984	88,133
Rovi Corp.[a]	20,840	278,839
Semtech Corp.[a,b]	12,293	293,680
Silicon Laboratories Inc.[a,b]	8,046	297,300
Skyworks Solutions Inc.[a]	35,387	1,023,746
Teradyne Inc.[a,b]	35,044	515,497
Tessera Technologies Inc.	9,753	140,931
Texas Instruments Inc.	214,267	5,836,633
TriQuint Semiconductor Inc.[a,b]	31,632	178,404
Veeco Instruments Inc.[a,b]	7,294	260,469
Xilinx Inc.	49,367	1,599,491

		82,095,784
SOFTWARE — 20.56%
ACI Worldwide Inc.[a,b]	7,460	328,315
Activision Blizzard Inc.	81,066	975,224
Acxiom Corp.[a]	14,128	236,927

Security	Shares	Value

Adobe Systems Inc.[a]	92,876	$2,868,011
Advent Software Inc.[a,b]	6,014	136,879
Akamai Technologies Inc.[a]	33,450	1,176,771
ANSYS Inc.[a,b]	17,394	1,042,944
Ariba Inc.[a]	18,275	811,958
Aspen Technology Inc.[a,b]	17,579	410,997
Autodesk Inc.[a]	42,963	1,457,305
Blackbaud Inc.	8,470	228,521
BMC Software Inc.[a]	30,104	1,192,118
Broadridge Financial Solutions Inc.	23,456	496,564
CA Inc.	66,232	1,594,204
Citrix Systems Inc.[a]	34,863	2,533,843
CommVault Systems Inc.[a,b]	8,375	406,355
Compuware Corp.[a]	40,885	376,551
Concur Technologies Inc.[a,b]	8,853	597,932
Electronic Arts Inc.[a]	59,672	657,585
Fair Isaac Corp.	6,337	274,329
Fidelity National Information Services Inc.	44,660	1,404,110
Fiserv Inc.[a]	25,544	1,791,401
Informatica Corp.[a]	20,180	595,512
Intuit Inc.	54,989	3,190,462
JDA Software Group Inc.[a,b]	7,993	236,433
Jive Software Inc.[a,b]	2,680	53,680
ManTech International Corp. Class A	4,207	92,259
Microsoft Corp.	1,357,519	40,006,085
MicroStrategy Inc. Class Aa,b	1,516	176,553
NetSuite Inc.[a,b]	4,353	240,895
Nuance Communications Inc.[a]	44,858	912,860
Open Text Corp.[a]	10,922	491,490
Oracle Corp.	726,610	21,943,622
Parametric Technology Corp.[a,b]	22,426	483,056
Pegasystems Inc.	3,011	83,646
Progress Software Corp.[a,b]	11,800	229,392
QLIK Technologies Inc.[a,b]	13,879	277,580
Quest Software Inc.[a,b]	10,651	297,589
RealPage Inc.[a,b]	6,617	147,030
Red Hat Inc.[a]	36,096	1,936,911
Salesforce.com Inc.[a]	25,837	3,213,089
SolarWinds Inc.[a]	10,126	540,627
Solera Holdings Inc.	13,037	509,095
SS&C Technologies Holdings Inc.[a,b]	4,513	109,666
Synchronoss Technologies Inc.[a,b]	5,212	99,653
SYNNEX Corp.[a,b]	4,874	164,887

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Take-Two Interactive Software Inc.[a]	16,876	$148,171
Tyler Technologies Inc.[a,b]	4,639	181,014
Ultimate Software Group Inc. (The)[a,b]	5,169	462,470
VeriFone Systems Inc.[a]	20,199	733,022
Verint Systems Inc.[a,b]	4,126	115,157

		98,670,750
TELECOMMUNICATIONS — 6.35%
Acme Packet Inc.[a,b]	10,755	170,467
ADTRAN Inc.	11,963	258,162
Anixter International Inc.	5,241	298,265
ARRIS Group Inc.[a]	21,214	269,206
Aruba Networks Inc.[a,b]	20,599	292,094
Ciena Corp.[a,b]	18,600	298,158
Cisco Systems Inc.	1,003,021	15,998,185
Comtech Telecommunications Corp.	3,412	93,216
Comverse Technology Inc.[a]	41,120	223,282
Corning Inc.	284,119	3,241,798
EarthLink Inc.	19,945	136,623
EchoStar Corp. Class Aa	7,343	211,478
Finisar Corp.[a,b]	17,123	212,839
Harris Corp.	21,210	883,396
Infinera Corp.[a,b]	20,551	113,442
InterDigital Inc.[b]	8,365	228,364
IPG Photonics Corp.[a,b]	5,548	287,553
Ixia[a,b]	9,635	149,342
JDS Uniphase Corp.[a]	43,469	427,735
Juniper Networks Inc.[a]	99,080	1,736,872
LogMeIn Inc.[a,b]	4,050	76,748
Loral Space & Communications Inc.	2,310	166,204
Motorola Solutions Inc.	54,664	2,642,458
NETGEAR Inc.[a,b]	7,132	246,981
NeuStar Inc. Class Aa	12,557	444,643
Plantronics Inc.	7,987	262,133
Polycom Inc.[a]	33,462	292,458
RF Micro Devices Inc.[a]	52,210	202,575
Sonus Networks Inc.[a,b]	52,980	87,947
Tellabs Inc.	68,734	226,135
ViaSat Inc.[a,b]	8,085	309,655

		30,488,414

TOTAL COMMON STOCKS
(Cost: $464,628,200)		479,337,391

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.30%

MONEY MARKET FUNDS — 3.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	14,238,120	$14,238,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	974,691	974,691
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	621,637	621,637

		15,834,448

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,834,448)		15,834,448

TOTAL INVESTMENTS IN SECURITIES — 103.18%
(Cost: $480,462,648)		495,171,839
Other Assets, Less Liabilities — (3.18)%		(15,269,372)

NET ASSETS — 100.00%		$479,902,467

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

COMPUTER — INTEGRATED SYSTEMS — 8.26%
Brocade Communications Systems Inc.[a]	1,472,764	$7,319,637
Riverbed Technology Inc.[a]	508,984	8,978,478

		16,298,115
COMPUTERS — 3.09%
Research in Motion Ltd.[a,b]	853,926	6,105,571

		6,105,571
INTERNET INFRASTRUCTURE SOFTWARE — 8.05%
F5 Networks Inc.[a]	170,265	15,899,346

		15,899,346
NETWORKING PRODUCTS — 16.85%
Acme Packet Inc.[a,b]	183,833	2,913,753
Cisco Systems Inc.	1,042,881	16,633,952
Infinera Corp.[a,b]	351,591	1,940,782
Ixia[a,b]	164,654	2,552,137
NETGEAR Inc.[a,b]	121,945	4,222,956
Polycom Inc.[a]	572,434	5,003,073

		33,266,653
SATELLITE TELECOMMUNICATIONS — 3.27%
EchoStar Corp. Class Aa	125,765	3,622,032
Loral Space & Communications Inc.	39,434	2,837,276

		6,459,308
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 9.93%
Emulex Corp.[a,b]	278,661	1,802,937
QUALCOMM Inc.	298,117	17,791,622

		19,594,559
TELECOMMUNICATION EQUIPMENT — 26.30%
ADTRAN Inc.	204,565	4,414,513
ARRIS Group Inc.[a,b]	362,942	4,605,734
Comtech Telecommunications Corp.	57,666	1,575,435
Comverse Technology Inc.[a,b]	703,292	3,818,876
Harris Corp.	225,083	9,374,707
Juniper Networks Inc.[a]	1,043,525	18,292,993
Plantronics Inc.	136,481	4,479,307
Sonus Networks Inc.[a]	898,643	1,491,747
Tellabs Inc.	1,175,783	3,868,326

		51,921,638

Security	Shares	Value

TELECOMMUNICATION EQUIPMENT FIBER OPTICS — 8.14%
Ciena Corp.[a,b]	318,356	$5,103,247
Finisar Corp.[a,b]	293,071	3,642,872
JDS Uniphase Corp.[a]	743,331	7,314,377

		16,060,496
WIRELESS EQUIPMENT — 15.96%
Aruba Networks Inc.[a,b]	352,401	4,997,046
InterDigital Inc.	142,407	3,887,711
Motorola Solutions Inc.	358,510	17,330,374
ViaSat Inc.[a,b]	138,460	5,303,018

		31,518,149

TOTAL COMMON STOCKS
(Cost: $297,123,736)		197,123,835

SHORT-TERM INVESTMENTS — 17.70%

MONEY MARKET FUNDS — 17.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	32,363,085	32,363,085
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	2,215,461	2,215,461
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	358,807	358,807

		34,937,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,937,353)		34,937,353

TOTAL INVESTMENTS IN SECURITIES — 117.55%
(Cost: $332,061,089)		232,061,188
Other Assets, Less Liabilities — (17.55)%		(34,639,022)

NET ASSETS — 100.00%		$197,422,166

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

APPLICATIONS SOFTWARE — 38.11%
Citrix Systems Inc.[a]	450,498	$32,742,195
Compuware Corp.[a]	526,889	4,852,648
Intuit Inc.	710,562	41,226,807
Microsoft Corp.	1,756,981	51,778,230
NetSuite Inc.[a,b]	55,987	3,098,320
Nuance Communications Inc.[a,b]	581,681	11,837,208
Parametric Technology Corp.[a]	288,906	6,223,035
Progress Software Corp.[a,b]	151,913	2,953,189
Quest Software Inc.[a,b]	137,186	3,832,977
RealPage Inc.[a,b]	85,386	1,897,277
Red Hat Inc.[a]	466,633	25,039,527
Salesforce.com Inc.[a,b]	333,902	41,524,053
Verint Systems Inc.[a,b]	53,084	1,481,574

		228,487,040
AUDIO/VIDEO PRODUCTS — 0.43%
TiVo Inc.[a,b]	295,967	2,571,953

		2,571,953
COMMUNICATIONS SOFTWARE — 1.28%
Jive Software Inc.[a,b]	34,773	696,503
SolarWinds Inc.[a]	130,647	6,975,244

		7,671,747
COMPUTER — AIDED DESIGN — 6.28%
ANSYS Inc.[a]	225,384	13,514,025
Aspen Technology Inc.[a,b]	226,690	5,300,012
Autodesk Inc.[a]	556,030	18,860,537

		37,674,574
COMPUTER — INTEGRATED SYSTEMS — 1.55%
MICROS Systems Inc.[a]	194,383	9,279,844

		9,279,844
COMPUTER DATA SECURITY — 0.90%
Fortinet Inc.[a]	224,417	5,388,252

		5,388,252
COMPUTER SOFTWARE — 0.72%
Blackbaud Inc.	109,084	2,943,086
SS&C Technologies Holdings Inc.[a,b]	57,540	1,398,222

		4,341,308
DATA PROCESSING/MANAGEMENT — 1.66%
CommVault Systems Inc.[a,b]	108,052	5,242,683

Security	Shares	Value

Fair Isaac Corp.	82,886	$3,588,135
Pegasystems Inc.	40,325	1,120,229

		9,951,047
E-SERVICES/CONSULTING — 0.23%
Websense Inc.[a,b]	90,134	1,352,911

		1,352,911
ELECTRONIC COMPONENTS —SEMICONDUCTORS — 0.60%
Rovi Corp.[a,b]	268,509	3,592,650

		3,592,650
ELECTRONIC DESIGN AUTOMATION — 3.73%
Cadence Design Systems Inc.[a]	664,534	8,120,605
Mentor Graphics Corp.[a]	225,509	3,445,778
Synopsys Inc.[a]	355,902	10,780,272

		22,346,655
ELECTRONIC FORMS — 6.18%
Adobe Systems Inc.[a]	1,200,420	37,068,970

		37,068,970
ENTERPRISE SOFTWARE/SERVICES — 23.03%
Advent Software Inc.[a,b]	77,318	1,759,758
Ariba Inc.[a]	237,297	10,543,106
BMC Software Inc.[a]	389,741	15,433,743
CA Inc.	856,260	20,610,178
Concur Technologies Inc.[a,b]	113,965	7,697,196
Informatica Corp.[a]	261,941	7,729,879
JDA Software Group Inc.[a]	102,848	3,042,244
MicroStrategy Inc. Class Aa	19,682	2,292,166
Oracle Corp.	1,889,497	57,062,809
QLIK Technologies Inc.[a,b]	178,840	3,576,800
Tyler Technologies Inc.[a,b]	59,796	2,333,240
Ultimate Software Group Inc. (The)[a,b]	66,749	5,972,033

		138,053,152
ENTERTAINMENT SOFTWARE — 3.84%
Activision Blizzard Inc.	1,051,464	12,649,112
Electronic Arts Inc.[a]	769,094	8,475,416
Take-Two Interactive Software Inc.[a,b]	217,715	1,911,538

		23,036,066
INTERNET APPLICATIONS SOFTWARE — 0.36%
VirnetX Holding Corp.[a,b]	90,824	2,148,896

		2,148,896

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

July 31, 2012

Security	Shares	Value

INTERNET INFRASTRUCTURE SOFTWARE — 1.87%
TIBCO Software Inc.[a]	399,120	$11,211,281

		11,211,281
INTERNET SECURITY — 5.19%
Sourcefire Inc.[a,b]	71,162	3,632,820
Symantec Corp.[a]	1,743,897	27,466,378

		31,099,198
INTERNET TELEPHONY — 0.27%
BroadSoft Inc.[a,b]	66,526	1,633,213

		1,633,213
MULTI-MEDIA — 1.68%
FactSet Research Systems Inc.	108,681	10,102,986

		10,102,986
TRANSACTIONAL SOFTWARE — 2.01%
ACI Worldwide Inc.[a,b]	96,150	4,231,561
Solera Holdings Inc.	168,123	6,565,203
Synchronoss Technologies Inc.[a,b]	66,198	1,265,706

		12,062,470

TOTAL COMMON STOCKS
(Cost: $653,200,297)		599,074,213

SHORT-TERM INVESTMENTS — 11.44%

MONEY MARKET FUNDS — 11.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	63,660,270	63,660,270
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	4,357,954	4,357,954
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	549,001	549,001

		68,567,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,567,225)		68,567,225

Value

TOTAL INVESTMENTS IN SECURITIES — 111.36%
(Cost: $721,767,522)	$667,641,438
Other Assets, Less Liabilities — (11.36)%	(68,109,867)

NET ASSETS — 100.00%	$599,531,571

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

BUILDING MATERIALS — 0.30%
Eagle Materials Inc.	46,669	$1,621,748
Martin Marietta Materials Inc.[a]	46,815	3,517,679

		5,139,427
COAL — 1.13%
Alpha Natural Resources Inc.[b]	227,128	1,592,167
Arch Coal Inc.[a]	218,222	1,573,380
CONSOL Energy Inc.	234,015	6,781,755
Peabody Energy Corp.	280,192	5,850,409
SunCoke Energy Inc.[a,b]	72,378	1,158,048
Walter Energy Inc.	64,059	2,197,224

		19,152,983
ENGINEERING & CONSTRUCTION — 0.17%
McDermott International Inc.[a,b]	242,711	2,839,719

		2,839,719
FOREST PRODUCTS & PAPER — 1.38%
Domtar Corp.	37,057	2,737,030
International Paper Co.	449,216	14,738,777
MeadWestvaco Corp.	176,873	5,023,193
Resolute Forest Products Inc.[a,b]	101,942	935,828

		23,434,828
MANUFACTURING — 0.20%
AptarGroup Inc.	68,325	3,416,933

		3,416,933
MINING — 14.64%
Agnico-Eagle Mines Ltd.	176,063	7,716,841
Alcoa Inc.	1,096,413	9,286,618
Allied Nevada Gold Corp.[a,b]	92,164	2,382,439
AuRico Gold Inc.[b]	290,570	1,888,705
Barrick Gold Corp.	1,028,345	33,811,984
Cameco Corp.	406,308	8,491,837
Coeur d’Alene Mines Corp.[b]	91,966	1,499,965
Compass Minerals International Inc.	34,071	2,464,696
Eldorado Gold Corp.	732,553	7,918,898
First Majestic Silver Corp.[a,b]	108,821	1,759,636
Franco-Nevada Corp.[a]	148,066	7,233,024
Freeport-McMoRan Copper & Gold Inc.	975,479	32,844,378
Globe Specialty Metals Inc.	63,612	797,058
Goldcorp Inc.	832,778	30,013,319
Hecla Mining Co.	292,340	1,315,530

Security	Shares	Value

IAMGOLD Corp.	385,940	$4,299,372
Ivanhoe Mines Ltd.[a,b]	401,020	3,384,609
Kinross Gold Corp.	1,170,601	9,727,694
Molycorp Inc.[a,b]	68,406	1,191,633
New Gold Inc.[b]	473,915	4,786,541
Newmont Mining Corp.	509,307	22,648,882
NovaGold Resources Inc.[b]	224,666	891,924
Pan American Silver Corp.	157,802	2,357,562
Royal Gold Inc.	61,215	4,632,751
Silver Standard Resources Inc.[a,b]	83,272	1,065,049
Silver Wheaton Corp.	363,490	10,010,515
Silvercorp Metals Inc.[a]	176,152	938,890
Stillwater Mining Co.[a,b]	119,316	1,059,526
Teck Resources Ltd. Class B	493,788	13,840,878
Titanium Metals Corp.	85,247	993,980
Vulcan Materials Co.	133,151	5,158,270
Yamana Gold Inc.	766,679	11,354,516

		247,767,520
OIL & GAS — 60.68%
Anadarko Petroleum Corp.	513,442	35,653,412
Apache Corp.	401,691	34,593,629
Atwood Oceanics Inc.[a,b]	58,601	2,609,503
Baytex Energy Corp.	122,214	5,069,437
Berry Petroleum Co. Class A	48,550	1,845,871
Bill Barrett Corp.[a,b]	49,589	1,044,344
Cabot Oil & Gas Corp.	215,717	9,101,100
Canadian Natural Resources Ltd.	1,130,277	30,800,048
Cenovus Energy Inc.	776,588	23,693,700
Cheniere Energy Inc.[a,b]	191,805	2,614,302
Chesapeake Energy Corp.	680,729	12,811,320
Chevron Corp.	1,200,706	131,573,363
Cimarex Energy Co.	87,969	4,986,963
Cobalt International Energy Inc.[b]	141,548	3,552,855
Concho Resources Inc.[b]	106,926	9,115,441
ConocoPhillips	1,299,696	70,755,450
Continental Resources Inc.[b]	57,590	3,685,184
CVR Energy Inc.[a,b]	15,338	438,053
Denbury Resources Inc.[b]	401,916	6,076,970
Devon Energy Corp.	415,632	24,572,164
Diamond Offshore Drilling Inc.	71,339	4,666,997
Encana Corp.	756,769	16,838,110
Energen Corp.	73,996	3,789,335
Energy XXI (Bermuda) Ltd.[a]	81,175	2,531,037

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Enerplus Corp.[a]	202,676	$2,841,518
EOG Resources Inc.	277,081	27,156,709
EQT Corp.	153,779	8,673,136
EXCO Resources Inc.[a]	156,528	1,101,957
Exxon Mobil Corp.	1,493,848	129,740,699
Forest Oil Corp.[a,b]	120,654	826,480
Gulfport Energy Corp.[a,b]	46,595	959,857
Helmerich & Payne Inc.	110,235	5,125,928
Hess Corp.	312,471	14,736,132
HollyFrontier Corp.	212,641	7,950,647
Marathon Oil Corp.	724,904	19,188,209
Marathon Petroleum Corp.	350,181	16,563,561
McMoRan Exploration Co.[a,b]	113,215	1,478,588
Murphy Oil Corp.	199,566	10,708,712
Nabors Industries Ltd.[b]	297,936	4,123,434
Newfield Exploration Co.[b]	138,343	4,223,612
Nexen Inc.	543,708	13,810,183
Noble Corp.[b]	259,467	9,600,279
Noble Energy Inc.	182,722	15,975,384
Oasis Petroleum Inc.[a,b]	61,397	1,607,373
Occidental Petroleum Corp.	833,602	72,548,382
Patterson-UTI Energy Inc.	160,870	2,490,268
Pengrowth Energy Corp.	510,223	3,250,121
Penn West Petroleum Ltd.	488,189	6,644,252
Phillips 66	642,637	24,163,151
Pioneer Natural Resources Co.	126,441	11,206,466
Plains Exploration & Production Co.[b]	132,286	5,286,149
Precision Drilling Corp.[a,b]	284,807	2,275,608
QEP Resources Inc.	183,593	5,513,298
Range Resources Corp.	166,688	10,434,669
Rosetta Resources Inc.[b]	54,319	2,266,189
Rowan Companies PLC[a,b]	127,446	4,477,178
SandRidge Energy Inc.[a,b]	356,108	2,428,657
SM Energy Co.	65,804	3,098,710
Southwestern Energy Co.[a,b]	357,800	11,896,850
Suncor Energy Inc.	1,603,528	48,971,745
Sunoco Inc.	108,989	5,252,180
Swift Energy Co.[a,b]	44,161	825,369
Talisman Energy Inc.	1,060,402	13,117,173
Tesoro Corp.[b]	143,962	3,980,549
Transocean Ltd.	360,234	16,869,758
Ultra Petroleum Corp.[a,b]	156,900	3,727,944
Unit Corp.[b]	43,043	1,711,390

Security	Shares	Value

Valero Energy Corp.	568,221	$15,626,077
W&T Offshore Inc.	35,539	657,116
Western Refining Inc.[a]	55,115	1,296,856
Whiting Petroleum Corp.[b]	120,701	4,876,320
WPX Energy Inc.[a,b]	203,805	3,250,690

		1,026,954,101
OIL & GAS SERVICES — 14.76%
Baker Hughes Inc.	450,656	20,874,386
Cameron International Corp.[b]	253,125	12,724,594
CARBO Ceramics Inc.[a]	20,315	1,303,817
Core Laboratories NV	48,869	5,451,826
Dresser-Rand Group Inc.[a,b]	77,611	3,609,688
Dril-Quip Inc.[a,b]	35,603	2,610,056
FMC Technologies Inc.[b]	245,749	11,088,195
Halliburton Co.	948,641	31,428,476
Helix Energy Solutions Group Inc.[a,b]	108,916	1,947,418
Key Energy Services Inc.[b]	154,915	1,240,869
Lufkin Industries Inc.	34,635	1,594,942
National Oilwell Varco Inc.	438,053	31,671,232
Oceaneering International Inc.	111,446	5,760,644
Oil States International Inc.[a,b]	52,999	3,853,027
RPC Inc.[a]	65,592	882,212
Schlumberger Ltd.	1,370,609	97,669,597
SEACOR Holdings Inc.[b]	21,753	1,847,917
Superior Energy Services Inc.[a,b]	161,570	3,501,222
Targa Resources Corp.	28,748	1,266,349
Weatherford International Ltd.[b]	780,722	9,407,700

		249,734,167
PACKAGING & CONTAINERS — 2.15%
Ball Corp.	161,173	6,698,350
Bemis Co. Inc.	105,790	3,253,043
Crown Holdings Inc.[b]	153,225	5,500,778
Graphic Packaging Holding Co.[a,b]	126,208	706,765
Greif Inc. Class A	31,651	1,369,222
Owens-Illinois Inc.[b]	169,202	3,121,777
Packaging Corp. of America	100,517	3,094,918
Rock-Tenn Co. Class A	72,530	4,222,697
Sealed Air Corp.	199,027	3,224,237
Silgan Holdings Inc.	50,701	2,089,388
Sonoco Products Co.	103,181	3,127,416

		36,408,591

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

PIPELINES — 3.99%
Kinder Morgan Inc.	519,011	$18,585,784
Pembina Pipeline Corp.	294,236	7,847,274
Spectra Energy Corp.	670,861	20,588,724
Williams Companies Inc. (The)	643,023	20,441,701

		67,463,483
RETAIL — 0.18%
World Fuel Services Corp.	73,699	2,984,072

		2,984,072
TRANSPORTATION — 0.25%
Bristow Group Inc.	36,887	1,688,318
Tidewater Inc.	52,815	2,565,225

		4,253,543

TOTAL COMMON STOCKS
(Cost: $1,783,166,793)		1,689,549,367

SHORT-TERM INVESTMENTS — 3.36%

MONEY MARKET FUNDS — 3.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	51,550,448	51,550,448
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	3,528,959	3,528,959
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	1,813,439	1,813,439

		56,892,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,892,846)		56,892,846

TOTAL INVESTMENTS IN SECURITIES — 103.19%
(Cost: $1,840,059,639)		1,746,442,213
Other Assets, Less Liabilities — (3.19)%		(53,921,484)

NET ASSETS — 100.00%		$1,692,520,729

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.93%

COMPUTERS — MEMORY DEVICES — 4.83%
SanDisk Corp.[a]	244,880	$10,071,914

		10,071,914
ELECTRONIC COMPONENTS —SEMICONDUCTORS — 51.98%
Advanced Micro Devices Inc.[a,b]	1,053,502	4,277,218
Altera Corp.	239,677	8,496,550
Avago Technologies Ltd.	241,921	8,951,077
Broadcom Corp. Class Aa	495,055	16,772,464
Cree Inc.[a,b]	174,475	4,178,676
Intel Corp.	619,776	15,928,243
Mellanox Technologies Ltd.[a,b]	60,910	6,387,023
MEMC Electronic Materials Inc.[a,b]	345,886	664,101
Micron Technology Inc.[a]	1,371,165	8,514,935
NVIDIA Corp.[a]	644,217	8,722,698
Rubicon Technology Inc.[a,b]	33,766	339,348
Spreadtrum Communications Inc. SP ADR[b]	61,753	1,116,494
STMicroelectronics NV NYS	133,922	717,822
Texas Instruments Inc.	562,326	15,317,760
Xilinx Inc.	250,473	8,115,325

		108,499,734
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 23.18%
Cirrus Logic Inc.[a,b]	96,859	3,561,506
Hittite Microwave Corp.[a,b]	47,340	2,398,718
Linear Technology Corp.	275,932	8,898,807
Marvell Technology Group Ltd.	639,070	7,195,928
NXP Semiconductors NVa	378,154	8,542,499
Power Integrations Inc.	42,635	1,502,457
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,166,426	16,294,971

		48,394,886
SEMICONDUCTOR EQUIPMENT — 19.07%
Applied Materials Inc.	1,506,942	16,410,598
KLA-Tencor Corp.	174,723	8,895,148
Lam Research Corp.[a]	180,648	6,216,098
MKS Instruments Inc.	78,915	2,083,356
Teradyne Inc.[a,b]	280,401	4,124,699
Veeco Instruments Inc.[a,b]	58,374	2,084,535

		39,814,434

Security	Shares	Value

WIRELESS EQUIPMENT — 0.87%
InterDigital Inc.[b]	66,626	$1,818,890

		1,818,890

TOTAL COMMON STOCKS
(Cost: $263,597,837)		208,599,858

SHORT-TERM INVESTMENTS — 9.15%

MONEY MARKET FUNDS — 9.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	17,756,388	17,756,388
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	1,215,539	1,215,539
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	135,812	135,812

		19,107,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,107,739)		19,107,739

TOTAL INVESTMENTS IN SECURITIES — 109.08%
(Cost: $282,705,576)		227,707,597
Other Assets, Less Liabilities — (9.08)%		(18,957,668)

NET ASSETS — 100.00%		$208,749,929

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

ADVERTISING — 0.11%
Clear Channel Outdoor Holdings Inc. Class Aa	163	$825
Harte-Hanks Inc.	178	1,121
Interpublic Group of Companies Inc. (The)	1,738	17,154
Omnicom Group Inc.	1,071	53,743

		72,843
AEROSPACE & DEFENSE — 1.58%
AAR Corp.	157	2,231
Alliant Techsystems Inc.	134	6,207
Boeing Co. (The)	3,005	222,100
CAE Inc.	1,027	10,383
Cubic Corp.	63	3,047
Curtiss-Wright Corp.	188	5,634
Ducommun Inc.[a]	43	424
Embraer SA SP ADR	643	16,319
Esterline Technologies Corp.[a]	121	7,105
Exelis Inc.	744	6,994
GenCorp Inc.[a]	222	1,876
General Dynamics Corp.	1,303	82,662
HEICO Corp.	63	2,249
HEICO Corp. Class A	116	3,420
Kaman Corp.	97	3,160
L-3 Communications Holdings Inc.	384	27,222
Lockheed Martin Corp.	1,301	116,140
Moog Inc. Class Aa	169	6,150
National Presto Industries Inc.[b]	20	1,331
Northrop Grumman Corp.	996	65,935
Orbital Sciences Corp.[a,b]	233	3,052
Raytheon Co.	1,329	73,733
Rockwell Collins Inc.	580	29,331
Spirit AeroSystems Holdings Inc. Class Aa	472	11,092
Teledyne Technologies Inc.[a,b]	147	9,158
TransDigm Group Inc.[a]	192	23,685
Triumph Group Inc.	206	12,881
United Technologies Corp.	3,654	272,004

		1,025,525
AGRICULTURE — 1.81%
Adecoagro SAa	380	3,857
Alliance One International Inc.[a,b]	346	1,128
Altria Group Inc.	8,177	294,127

Security	Shares	Value

Archer-Daniels-Midland Co.	2,597	$67,756
Bunge Ltd.	571	37,555
Lorillard Inc.	523	67,279
Philip Morris International Inc.	6,860	627,278
Reynolds American Inc.	1,334	61,724
Tejon Ranch Co.[a]	72	1,871
Universal Corp.	95	4,326
Vector Group Ltd.[b]	274	4,655

		1,171,556
AIRLINES — 0.22%
Alaska Air Group Inc.[a,b]	281	9,793
China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	165	2,864
China Southern Airlines Co. Ltd. Class H SP ADR	140	3,458
Copa Holdings SA Class A	100	7,753
Delta Air Lines Inc.[a]	3,391	32,723
LATAM Airlines Group SA SP ADR	1,011	24,861
Southwest Airlines Co.	3,115	28,627
United Continental Holdings Inc.[a,b]	1,323	24,991
US Airways Group Inc.[a,b]	643	7,369

		142,439
APPAREL — 0.61%
Carter’s Inc.[a]	212	10,742
Coach Inc.	1,147	56,581
Gildan Activewear Inc.	445	12,522
Hanesbrands Inc.[a]	372	11,167
Jones Group Inc. (The)	344	3,636
Maidenform Brands Inc.[a]	95	2,003
Michael Kors Holdings Ltd.[a]	427	17,631
Nike Inc. Class B	1,463	136,571
Oxford Industries Inc.	58	2,508
Quiksilver Inc.[a]	531	1,535
Ralph Lauren Corp.	246	35,508
SKECHERS U.S.A. Inc. Class Aa,b	153	3,051
Under Armour Inc. Class Aa,b	314	17,094
Unifi Inc.[a]	115	1,274
VF Corp.	437	65,244
Warnaco Group Inc. (The)[a]	171	7,295
Wolverine World Wide Inc.	197	8,753

		393,115

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

AUTO MANUFACTURERS — 1.34%
Ford Motor Co.	15,009	$138,683
General Motors Co.[a]	2,886	56,883
Honda Motor Co. Ltd. SP ADR	6,684	210,546
Navistar International Corp.[a]	271	6,667
Oshkosh Corp.[a]	363	8,175
Tata Motors Ltd. SP ADR	1,410	28,482
Toyota Motor Corp. SP ADR	5,436	415,908
Wabash National Corp.[a,b]	272	1,844

		867,188
AUTO PARTS & EQUIPMENT — 0.44%
Accuride Corp.[a]	176	913
American Axle & Manufacturing Holdings Inc.[a]	264	2,849
Autoliv Inc.	378	21,384
BorgWarner Inc.[a]	441	29,591
China Yuchai International Ltd.	81	1,032
Cooper Tire & Rubber Co.	249	4,350
Dana Holding Corp.	585	7,710
Delphi Automotive PLC[a,b]	1,288	36,566
Douglas Dynamics Inc.	81	1,083
Goodyear Tire & Rubber Co. (The)[a]	984	11,267
Johnson Controls Inc.	2,714	66,900
Lear Corp.	394	14,007
Magna International Inc. Class A	882	35,298
Meritor Inc.[a]	453	2,120
Miller Industries Inc.	74	1,215
Modine Manufacturing Co.[a]	185	1,241
Standard Motor Products Inc.	81	1,139
Superior Industries International Inc.	96	1,641
Tenneco Inc.[a,b]	257	7,528
Titan International Inc.	169	3,493
TRW Automotive Holdings Corp.[a]	418	16,427
Visteon Corp.[a]	189	6,129
WABCO Holdings Inc.[a]	251	13,785

		287,668
BANKS — 10.77%
Banco Bilbao Vizcaya Argentaria SA SP ADR	20,698	133,502
Banco de Chile SP ADR[b]	188	16,063
Banco Macro SA SP ADR[a]	139	1,706
Banco Santander (Chile) SA SP ADR	158	11,875

Security	Shares	Value

Banco Santander SA SP ADR[b]	36,790	$219,268
BancorpSouth Inc.	313	4,535
Bank of America Corp.	43,535	319,547
Bank of Hawaii Corp.	189	8,828
Bank of Montreal	2,599	148,715
Bank of New York Mellon Corp. (The)	4,766	101,420
Bank of Nova Scotia	4,541	236,995
Barclays PLC SP ADR	10,678	111,692
BB&T Corp.	2,773	86,989
BBVA Banco Frances SA SP ADR[a]	145	494
Canadian Imperial Bank of Commerce[b]	1,623	118,560
Capital One Financial Corp.	2,313	130,661
CapitalSource Inc.	866	5,672
CIT Group Inc.[a]	757	27,646
Citigroup Inc.	11,992	325,343
City National Corp.	195	9,610
Comerica Inc.	803	24,259
Community Bank System Inc.	150	4,126
CorpBanca SA SP ADR	308	5,723
Credicorp Ltd.	224	25,971
Credit Suisse Group PLC SP ADR	4,402	75,098
Cullen/Frost Bankers Inc.	212	11,726
Deutsche Bank AG	3,720	112,865
F.N.B. Corp.	509	5,538
First BanCorp (Puerto Rico)[a]	463	1,750
First Commonwealth Financial Corp.	419	2,937
First Horizon National Corp.	989	8,139
First Republic Bank	286	9,304
Goldman Sachs Group Inc. (The)	1,836	185,252
Governor & Co. of the Bank of Ireland (The) SP ADR	2,277	12,751
HDFC Bank Ltd. SP ADR	2,380	80,706
HSBC Holdings PLC SP ADR	14,640	611,952
Hudson Valley Holding Corp.	69	1,163
ICICI Bank Ltd. SP ADR	1,394	48,260
J.P. Morgan Chase & Co.	15,203	547,308
KeyCorp	3,812	30,420
Lloyds TSB Group PLC SP ADR[a]	43,307	81,850
M&T Bank Corp.	464	39,830
Mitsubishi UFJ Financial Group Inc. SP ADR	50,520	245,527
Mizuho Financial Group Inc. SP ADR	44,877	152,133
Morgan Stanley	6,118	83,572

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

National Bank of Greece SA SP ADR[a]	3,701	$5,922
Old National Bancorp	379	4,639
Oriental Financial Group Inc.	174	1,806
PNC Financial Services Group Inc. (The)[c]	2,124	125,528
Prosperity Bancshares Inc.	189	7,668
Regions Financial Corp.	5,671	39,470
Royal Bank of Canada	5,802	296,656
Royal Bank of Scotland Group PLC SP ADR[a]	3,903	26,501
State Street Corp.	1,954	78,902
Sterling Bancorp	123	1,180
Sumitomo Mitsui Financial Group Inc. SP ADR[b]	24,963	157,766
SunTrust Banks Inc.	2,164	51,179
Synovus Financial Corp.	2,787	5,295
TCF Financial Corp.	603	6,229
Toronto-Dominion Bank (The)	3,650	286,817
U.S. Bancorp	7,636	255,806
UBS AGa,b	15,376	162,986
Valley National Bancorp	712	6,622
Walker & Dunlop Inc.[a,b]	143	1,808
Webster Financial Corp.	301	6,177
Wells Fargo & Co.	21,396	723,399
Western Alliance Bancorp[a]	325	2,996
Westpac Banking Corp. SP ADR[b]	2,402	290,354

		6,972,987
BEVERAGES — 2.91%
Anheuser-Busch InBev NV SP ADR	2,462	195,040
Beam Inc.	616	38,734
Boston Beer Co. Inc. (The) Class Aa,b	36	3,878
Brown-Forman Corp. Class A	87	7,934
Brown-Forman Corp. Class B NVS	308	28,816
Coca-Cola Co. (The)	8,629	697,223
Coca-Cola Enterprises Inc.	1,125	32,985
Coca-Cola FEMSA SAB de CV SP ADR	170	18,902
Coca-Cola Hellenic Bottling Co. SA SP ADR[a]	672	11,478
Companhia de Bebidas das Americas-AmBev SP ADR	625	19,363
Compania Cervecerias Unidas SA SP ADR	86	5,696
Constellation Brands Inc.[a]	39	1,108
Constellation Brands Inc. Class Aa	758	21,383
Cott Corp.[a]	329	2,773

Security	Shares	Value

Diageo PLC SP ADR	2,513	$268,640
Dr Pepper Snapple Group Inc.	847	38,606
Embotelladora Andina SA Class A SP ADR	91	2,548
Embotelladora Andina SA Class B SP ADR	150	5,220
Molson Coors Brewing Co. Class B NVS	533	22,557
PepsiCo Inc.	6,295	457,835
Vina Concha y Toro SA SP ADR	75	2,930

		1,883,649
BIOTECHNOLOGY — 0.03%
Bio-Rad Laboratories Inc. Class Aa	79	7,601
Cambrex Corp.[a,b]	117	1,080
Charles River Laboratories International Inc.[a]	207	7,044
Emergent BioSolutions Inc.[a]	93	1,359
Enzo Biochem Inc.[a]	153	229

		17,313
BUILDING MATERIALS — 0.32%
Armstrong World Industries Inc.	85	3,285
Cemex SAB de CV SP ADR[a]	4,369	30,408
Comfort Systems USA Inc.	153	1,498
CRH PLC SP ADR	2,721	49,740
Desarrolladora Homex SAB de CV SP ADR[a,b]	182	2,159
Drew Industries Inc.[a]	79	2,122
Eagle Materials Inc.	180	6,255
Fortune Brands Home & Security Inc.[a]	651	14,400
Griffon Corp.	211	1,855
Headwaters Inc.[a,b]	243	1,519
Interline Brands Inc.[a]	135	3,426
James Hardie Industries SE SP ADR	382	16,686
Lennox International Inc.	177	7,730
Louisiana-Pacific Corp.[a,b]	529	5,459
Martin Marietta Materials Inc.	176	13,225
Masco Corp.	1,440	17,323
NCI Building Systems Inc.[a]	51	549
Owens Corning[a]	470	12,624
Quanex Building Products Corp.	151	2,552
Simpson Manufacturing Co. Inc.	143	3,466
Texas Industries Inc.	96	4,010
Trex Co. Inc.[a]	57	1,452
USG Corp.[a,b]	385	6,252

		207,995

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

CHEMICALS — 2.97%
Agrium Inc.	634	$60,205
Air Products and Chemicals Inc.	847	68,124
Airgas Inc.	278	22,051
Albemarle Corp.	351	20,435
American Vanguard Corp.	99	2,316
Ashland Inc.	316	22,243
Cabot Corp.	242	9,438
Celanese Corp. Series A	636	24,251
CF Industries Holdings Inc.	264	51,681
Chemtura Corp.[a]	387	5,232
China Green Agriculture Inc.[a]	64	253
Cytec Industries Inc.	181	11,142
Dow Chemical Co. (The)	4,796	138,029
E.I. du Pont de Nemours and Co.	3,755	186,623
Eastman Chemical Co.	611	31,943
Ecolab Inc.	1,226	80,242
Ferro Corp.[a,b]	346	1,062
FMC Corp.	554	30,304
Georgia Gulf Corp.	135	4,425
H.B. Fuller Co.	198	5,785
Huntsman Corp.	798	10,095
International Flavors & Fragrances Inc.	322	17,948
Intrepid Potash Inc.[a,b]	204	4,761
Kraton Performance Polymers Inc.[a,b]	128	2,998
Kronos Worldwide Inc.[b]	80	1,354
LyondellBasell Industries NV Class A	1,994	88,793
Minerals Technologies Inc.	72	4,604
Monsanto Co.	2,140	183,227
Mosaic Co. (The)	1,175	68,279
NewMarket Corp.	44	10,115
Oil-Dri Corp. of America	20	439
Olin Corp.	285	5,768
OM Group Inc.[a,b]	130	2,041
OMNOVA Solutions Inc.[a]	243	1,769
PolyOne Corp.	370	5,450
Potash Corp. of Saskatchewan	3,444	152,087
PPG Industries Inc.	614	67,208
Praxair Inc.	1,197	124,201
Quaker Chemical Corp.	50	2,213
Rockwood Holdings Inc.	295	13,045
RPM International Inc.	526	13,939
Sasol Ltd. SP ADR	2,020	83,810

Security	Shares	Value

Sensient Technologies Corp.	201	$7,125
Sherwin-Williams Co. (The)	342	45,948
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	94	2,514
Sociedad Quimica y Minera de Chile SA Series B SP ADR	218	13,065
Spartech Corp.[a]	123	626
Stepan Co.	31	2,748
Syngenta AG SP ADR	1,897	129,072
Ultrapar Participacoes SA SP ADR	1,675	39,212
Valhi Inc.	45	501
Valspar Corp. (The)	350	17,570
W.R. Grace & Co.[a]	284	15,915
Westlake Chemical Corp.[b]	80	4,749
Zep Inc.	87	1,328

		1,920,301
COAL — 0.14%
Alpha Natural Resources Inc.[a]	902	6,323
Arch Coal Inc.	855	6,165
Cloud Peak Energy Inc.[a,b]	243	4,022
CONSOL Energy Inc.	924	26,777
Peabody Energy Corp.	1,086	22,676
SunCoke Energy Inc.[a,b]	288	4,608
Walter Energy Inc.	245	8,403
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	784	11,658

		90,632
COMMERCIAL SERVICES — 1.17%
Aaron’s Inc.	283	8,300
ABM Industries Inc.	177	3,292
Accretive Health Inc.[a]	243	3,300
Aegean Marine Petroleum Network Inc.	72	408
Alliance Data Systems Corp.[a]	197	25,610
Ambow Education Holding Ltd. Class A SP ADR[a]	68	199
American Reprographics Co.[a]	153	669
AMN Healthcare Services Inc.[a]	159	929
Arbitron Inc.	109	3,823
Booz Allen Hamilton Holding Corp.	156	2,719
Bridgepoint Education Inc.[a,b]	97	883
Brink’s Co. (The)	189	4,385
Carriage Services Inc.	56	452

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

CBIZ Inc.[a,b]	171	$905
CDI Corp.	53	856
Cenveo Inc.[a,b]	430	813
Chemed Corp.	84	5,273
Consolidated Graphics Inc.[a]	40	948
Convergys Corp.	421	6,206
CoreLogic Inc.[a]	385	8,855
Corporate Executive Board Co. (The)	137	6,320
Corrections Corp. of America	394	12,245
Deluxe Corp.	207	5,862
DeVry Inc.	241	4,731
Dollar Thrifty Automotive Group Inc.[a]	106	7,886
Ennis Inc.	102	1,463
Equifax Inc.	473	22,155
ExamWorks Group Inc.[a]	138	1,801
FleetCor Technologies Inc.[a]	156	5,759
Franklin Covey Co.[a]	61	635
FTI Consulting Inc.[a,b]	167	4,263
Gartner Inc.[a,b]	356	15,803
Genpact Ltd.[a]	536	9,337
GEO Group Inc. (The)[a]	259	5,988
Global Payments Inc.	318	13,617
Green Dot Corp. Class Aa,b	70	731
H&R Block Inc.	1,166	18,808
Heartland Payment Systems Inc.	146	4,628
Hertz Global Holdings Inc.[a]	1,243	13,996
Hill International Inc.[a,b]	105	408
Insperity Inc.	96	2,519
Iron Mountain Inc.	607	19,551
iSoftStone Holdings Ltd. SP ADR[a]	165	771
ITT Educational Services Inc.[a,b]	66	2,562
K12 Inc.[a,b]	103	1,862
KAR Auction Services Inc.[a,b]	208	3,330
Kenexa Corp.[a]	93	2,214
Korn/Ferry International[a]	189	2,487
Landauer Inc.	41	2,335
Lender Processing Services Inc.	337	8,314
Live Nation Entertainment Inc.[a]	632	5,637
Mac-Gray Corp.	48	664
Manpower Inc.	314	11,172
MasterCard Inc. Class A	439	191,654
MAXIMUS Inc.	136	6,868
Medifast Inc.[a]	63	1,770

Security	Shares	Value

MoneyGram International Inc.[a]	87	$1,354
Monster Worldwide Inc.[a,b]	519	3,763
Moody’s Corp.	906	36,720
Navigant Consulting Inc.[a]	208	2,419
New Oriental Education & Technology Group Inc. SP ADR[a]	156	1,782
PHH Corp.[a,b]	225	3,647
Quad Graphics Inc.	79	1,216
Quanta Services Inc.[a]	832	19,128
Ritchie Bros. Auctioneers Inc.[b]	359	7,564
Robert Half International Inc.	542	14,639
Rollins Inc.	252	5,942
SAIC Inc.	1,067	12,345
Service Corp. International	875	11,244
Sotheby’s	270	7,924
Stantec Inc.	183	5,269
TAL Education Group Class A SP ADR[a]	54	414
Team Health Holdings Inc.[a]	111	2,964
Team Inc.[a]	71	2,211
TMS International Corp.[a]	42	411
TNS Inc.[a]	100	1,693
Total System Services Inc.	717	16,957
Towers Watson & Co. Class A	236	13,837
TrueBlue Inc.[a,b]	171	2,603
United Rentals Inc.[a]	392	11,333
Universal Technical Institute Inc.	86	988
Valassis Communications Inc.[a,b]	180	4,059
Viad Corp.	81	1,404
Weight Watchers International Inc.[a]	120	6,072
Western Union Co.	2,456	42,808
WNS Holdings Ltd. SP ADR[a]	85	821
Wright Express Corp.[a]	153	9,850
WuXi PharmaTech Cayman Inc. SP ADR[a]	282	3,813
Xueda Education Group SP ADR[a,b]	100	294

		756,459
COMPUTERS — 2.50%
3D Systems Corp.[a,b]	206	7,828
Accenture PLC Class A	2,579	155,514
CACI International Inc. Class Aa	99	5,589
Camelot Information Systems Inc. SP ADR[a]	132	277
CGI Group Inc. Class Aa	883	20,812
CIBER Inc.[a]	247	926

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Computer Sciences Corp.	617	$15,191
Diebold Inc.	258	8,346
DST Systems Inc.	131	7,061
EMC Corp.[a]	8,337	218,513
Fusion-io Inc.[a,b]	212	4,053
Hewlett-Packard Co.	7,924	144,534
IHS Inc. Class Aa	189	20,841
Imation Corp.[a]	130	724
International Business Machines Corp.	4,661	913,463
Lexmark International Inc. Class A	277	4,845
NCR Corp.[a]	630	14,692
Quantum Corp.[a,b]	926	1,370
RealD Inc.[a,b]	163	1,581
Spansion Inc. Class Aa	292	2,993
Teradata Corp.[a]	675	45,643
Unisys Corp.[a,b]	155	3,012
VanceInfo Technologies Inc. SP ADR[a]	167	1,588
Wipro Ltd. SP ADR	1,996	15,589

		1,614,985
COSMETICS & PERSONAL CARE — 1.53%
Avon Products Inc.	1,727	26,751
Colgate-Palmolive Co.	1,897	203,662
Estee Lauder Companies Inc. (The) Class A	927	48,556
Procter & Gamble Co. (The)	11,008	710,457
Revlon Inc. Class Aa	46	669

		990,095
DISTRIBUTION & WHOLESALE — 0.21%
Arrow Electronics Inc.[a]	435	14,681
Genuine Parts Co.	602	38,546
Ingram Micro Inc. Class Aa	579	8,679
Owens & Minor Inc.	256	7,222
W.W. Grainger Inc.	244	49,979
Watsco Inc.	99	6,726
WESCO International Inc.[a,b]	171	9,526

		135,359
DIVERSIFIED FINANCIAL SERVICES — 2.15%
AerCap Holdings NVa	354	4,014
Affiliated Managers Group Inc.[a]	201	22,430
Air Lease Corp.[a]	282	5,550
Aircastle Ltd.	285	3,372
American Express Co.	4,652	268,467
Ameriprise Financial Inc.	888	45,927

Security	Shares	Value

Artio Global Investors Inc. Class A	127	$410
BlackRock Inc.[c]	629	107,094
Cash Store Financial Services Inc. (The)	505	3,005
Charles Schwab Corp. (The)	4,390	55,446
Cohen & Steers Inc.	82	2,706
Discover Financial Services	2,110	75,876
Doral Financial Corp.[a]	466	634
Duff & Phelps Corp. Class A	237	3,493
Eaton Vance Corp.	441	11,700
Evercore Partners Inc. Class A	105	2,433
Federal Agricultural Mortgage Corp. Class C NVS	79	1,986
Federated Investors Inc. Class Bb	375	7,541
Franklin Resources Inc.	553	63,567
FXCM Inc.	68	714
GAMCO Investors Inc. Class A	28	1,251
GFI Group Inc.	264	839
Greenhill & Co. Inc.	117	4,647
Higher One Holdings Inc.[a]	135	1,497
Imperial Holdings Inc.[a]	69	264
IntercontinentalExchange Inc.[a]	288	37,791
Invesco Ltd.	1,767	39,104
Investment Technology Group Inc.[a]	165	1,366
Janus Capital Group Inc.	747	5,401
Jefferies Group Inc.	740	9,280
JMP Group Inc.	70	436
KB Financial Group Inc. SP ADR	1,417	44,395
KBW Inc.	123	1,982
Knight Capital Group Inc. Class Aa	398	4,111
Lazard Ltd. Class Ab	477	12,807
Legg Mason Inc.	549	13,461
National Financial Partners Corp.[a,b]	171	2,539
Nelnet Inc. Class A	112	2,633
Noah Holdings Ltd. SP ADR	71	356
Nomura Holdings Inc. SP ADR	14,279	49,691
NYSE Euronext Inc.	1,017	25,913
Ocwen Financial Corp.[a]	452	8,931
Oppenheimer Holdings Inc. Class A	44	612
ORIX Corp. SP ADR	855	40,493
Piper Jaffray Companies Inc.[a]	78	1,662
Raymond James Financial Inc.	474	15,936
SeaCube Container Leasing Ltd.	100	1,756
Shinhan Financial Group Co. Ltd. SP ADR	912	57,958

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Stifel Financial Corp.[a,b]	216	$6,502
SWS Group Inc.	129	739
TD Ameritrade Holding Corp.	862	13,723
Teton Advisors Inc. Class B	3	39
Visa Inc. Class A	2,127	274,532
Waddell & Reed Financial Inc. Class A	345	10,036
Westwood Holdings Group Inc.	78	2,905
Woori Finance Holdings Co. Ltd. SP ADR	426	12,593

		1,394,546
ELECTRIC — 3.22%
AES Corp. (The)[a]	3,057	36,867
ALLETE Inc.	133	5,514
Alliant Energy Corp.	441	20,599
Ameren Corp.	963	32,944
Ameresco Inc. Class Aa	74	900
American Electric Power Co. Inc.	1,948	82,283
Atlantic Power Corp.[a]	474	6,532
Avista Corp.	232	6,422
Black Hills Corp.	157	5,000
Calpine Corp.[a]	1,690	28,882
Centrais Eletricas Brasileiras SA SP ADR	949	6,482
CH Energy Group Inc.	63	4,097
China Hydroelectric Corp. SP ADR[a]	603	452
Cleco Corp.	243	10,634
CMS Energy Corp.	1,012	24,956
Companhia Energetica de Minas Gerais SP ADR	255	4,057
Consolidated Edison Inc.	1,173	75,658
CPFL Energia SA SP ADR	569	13,167
Dominion Resources Inc.	2,303	125,076
DTE Energy Co.	675	41,425
Duke Energy Corp.	2,827	191,614
Edison International	1,300	60,034
El Paso Electric Co.	169	5,721
Empire District Electric Co. (The)	169	3,633
Empresa Distribuidora y Comercializadora Norte SA SP ADR[a]	86	219
Empresa Nacional de Electricidad SA SP ADR	440	21,996
Enersis SA SP ADR	1,033	17,096
Entergy Corp.	710	51,596
Exelon Corp.	3,425	133,986
FirstEnergy Corp.	1,679	84,319

Security	Shares	Value

Genie Energy Ltd. Class B	79	$558
GenOn Energy Inc.[a]	3,782	9,001
Great Plains Energy Inc.	648	14,373
Hawaiian Electric Industries Inc.	386	10,997
Huaneng Power International Inc. Class H SP ADR	307	8,771
IDACORP Inc.	199	8,398
Integrys Energy Group Inc.	314	19,010
ITC Holdings Corp.	207	15,357
Korea Electric Power Corp. SP ADR[a]	2,097	23,172
MDU Resources Group Inc.	695	15,561
National Fuel Gas Co.	315	15,416
NextEra Energy Inc.	1,658	117,552
Northeast Utilities	1,260	50,249
NorthWestern Corp.	144	5,318
NRG Energy Inc.	910	18,036
NV Energy Inc.	937	17,138
OGE Energy Corp.	388	20,607
Ormat Technologies Inc.	72	1,296
Pampa Energia SA SP ADR[a]	180	729
Pepco Holdings Inc.	904	18,044
PG&E Corp.	1,683	77,687
Pike Electric Corp.[a]	70	600
Pinnacle West Capital Corp.	438	23,450
PNM Resources Inc.	315	6,552
Portland General Electric Co.	300	8,169
PPL Corp.	2,286	66,065
Public Service Enterprise Group Inc.	2,020	67,145
SCANA Corp.	463	22,766
Southern Co. (The)	3,479	167,514
TECO Energy Inc.	808	14,698
TransAlta Corp.	945	14,733
UIL Holdings Corp.	203	7,519
Unitil Corp.	79	2,098
UNS Energy Corp.	147	5,983
Westar Energy Inc.	499	15,249
Wisconsin Energy Corp.	938	38,214
Xcel Energy Inc.	1,941	56,871

		2,087,057
ELECTRICAL COMPONENTS & EQUIPMENT — 0.43%
Acuity Brands Inc.	171	9,908
AMETEK Inc.	966	29,946
Belden Inc.	189	6,072

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

China Ming Yang Wind Power Group Ltd. SP ADR[a]	261	$360
Emerson Electric Co.	2,913	139,154
Energizer Holdings Inc.[a]	254	19,754
EnerSys Inc.[a]	202	6,898
Generac Holdings Inc.	96	2,191
General Cable Corp.[a,b]	176	4,599
GrafTech International Ltd.[a]	525	5,486
Hubbell Inc. Class A	12	940
Hubbell Inc. Class B	210	17,279
Nidec Corp. SP ADR[b]	1,845	36,088
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	569	643
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	421	674

		279,992
ELECTRONICS — 1.32%
Advantest Corp. SP ADR[b]	626	7,925
Agilent Technologies Inc.	1,410	53,989
Amphenol Corp. Class A	647	38,095
AU Optronics Corp. SP ADR	2,913	8,710
Avnet Inc.[a]	583	18,364
AVX Corp.	207	2,016
Badger Meter Inc.	61	2,067
Benchmark Electronics Inc.[a]	240	3,782
Brady Corp. Class A	171	4,537
Celestica Inc.[a]	790	6,036
Checkpoint Systems Inc.[a]	160	1,230
China Digital TV Holding Co. Ltd. SP ADR[a]	215	585
CTS Corp.	136	1,210
Elster Group SE SP ADR[a]	515	10,516
ESCO Technologies Inc.	105	3,781
Honeywell International Inc.	3,133	181,871
Imax Corp.[a]	249	5,518
Jabil Circuit Inc.	748	16,232
Kemet Corp.[a]	175	845
Koninklijke Philips Electronics NV NYS	3,980	87,600
Kyocera Corp. SP ADR[b]	670	53,479
LG Display Co. Ltd. SP ADR[a]	1,585	16,944
Methode Electronics Inc.	147	1,294
Mettler-Toledo International Inc.[a]	128	19,814
Nam Tai Electronics Inc.	119	727
Park Electrochemical Corp.	76	2,053
PerkinElmer Inc.	457	11,676

Security	Shares	Value

Pulse Electronics Corp.	168	$304
Rogers Corp.[a]	63	2,259
Sensata Technologies Holding NVa	366	10,508
Stoneridge Inc.[a]	158	1,014
TE Connectivity Ltd.	1,706	56,315
Thermo Fisher Scientific Inc.	1,477	82,225
Tyco International Ltd.	1,855	101,914
Vishay Intertechnology Inc.[a,b]	575	5,675
Vishay Precision Group Inc.[a]	48	653
Waters Corp.[a]	343	26,576
Watts Water Technologies Inc. Class A	120	4,037

		852,376
ENERGY — ALTERNATE SOURCES — 0.00%
FutureFuel Corp.	56	545
JinkoSolar Holding Co. Ltd. SP ADR[a]	48	106
LDK Solar Co. Ltd. SP ADR[a,b]	164	233
Renesola Ltd. SP ADR[a,b]	252	323
REX American Resources Corp.[a]	29	512
Trina Solar Ltd. SP ADR[a,b]	288	1,359

		3,078
ENGINEERING & CONSTRUCTION — 0.49%
ABB Ltd. SP ADR	9,260	160,661
AECOM Technology Corp.[a]	414	6,711
Chicago Bridge & Iron Co. NV	382	13,653
Dycom Industries Inc.[a,b]	140	2,439
EMCOR Group Inc.	265	6,977
Empresas ICA SAB de CV SP ADR[a]	597	3,994
Engility Holdings Inc.[a]	64	934
Fluor Corp.	671	33,268
Granite Construction Inc.	153	3,963
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	116	4,566
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	95	8,465
Jacobs Engineering Group Inc.[a]	513	19,786
KBR Inc.	603	15,823
MasTec Inc.[a,b]	255	4,070
McDermott International Inc.[a]	935	10,940
Mistras Group Inc.[a]	62	1,394
Orion Marine Group Inc.[a,b]	107	774
Shaw Group Inc. (The)[a]	251	9,776
Tutor Perini Corp.[a]	131	1,488

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

URS Corp.	288	$10,100

		319,782
ENTERTAINMENT — 0.12%
Bally Technologies Inc.[a]	167	7,300
Cinemark Holdings Inc.	393	9,188
Dolby Laboratories Inc. Class Aa	212	7,473
International Game Technology	1,145	12,962
Lions Gate Entertainment Corp.[a]	607	8,164
Marriott Vacations Worldwide Corp.[a]	88	2,730
Pinnacle Entertainment Inc.[a]	248	2,691
Regal Entertainment Group Class A	487	6,730
Six Flags Entertainment Corp.	220	12,674
Speedway Motorsports Inc.	52	827
Vail Resorts Inc.	145	7,198

		77,937
ENVIRONMENTAL CONTROL — 0.26%
Calgon Carbon Corp.[a]	225	3,114
Clean Harbors Inc.[a]	188	11,381
Covanta Holding Corp.	477	8,195
Darling International Inc.[a]	467	7,715
EnergySolutions Inc.[a]	326	541
Met-Pro Corp.	58	525
Mine Safety Appliances Co.	129	4,427
Progressive Waste Solutions Ltd.	483	9,660
Republic Services Inc.	1,469	42,498
Waste Connections Inc.	456	14,031
Waste Management Inc.	1,844	63,434

		165,521
FOOD — 1.86%
B&G Foods Inc. Class A	190	5,320
BRF — Brasil Foods SA SP ADR	3,351	48,187
Campbell Soup Co.	862	28,541
Cencosud SA SP ADR[d]	1,601	27,537
Chiquita Brands International Inc.[a]	181	938
ConAgra Foods Inc.	1,664	41,084
Cosan Ltd. Class Ab	465	5,905
Dean Foods Co.a	735	9,092
Delhaize Group SP ADR	405	14,519
Dole Food Co. Inc.[a,b]	144	1,695
Flowers Foods Inc.	462	9,873
Fresh Del Monte Produce Inc.	157	3,847
General Mills Inc.	2,557	98,956

Security	Shares	Value

Gruma SAB de CV Series B SP ADR[a]	141	$1,473
H.J. Heinz Co.	1,274	70,338
Harris Teeter Supermarkets Inc.	171	7,069
Hershey Co. (The)	660	47,348
Hillshire Brands Co.	475	12,165
Hormel Foods Corp.	545	15,211
Industrias Bachoco SAB de CV SP ADR	34	782
Ingredion Inc.	308	15,991
J.M. Smucker Co. (The)	432	33,178
Kellogg Co.	1,428	68,116
Kroger Co. (The)	2,143	47,510
McCormick & Co. Inc	34	2,071
McCormick & Co. Inc. NVS	479	29,162
Pilgrim’s Pride Corp.[a]	228	1,060
Post Holdings Inc.[a,b]	110	3,256
Ralcorp Holdings Inc.[a]	220	13,127
Safeway Inc.	976	15,177
Smithfield Foods Inc.[a]	581	10,748
SUPERVALU Inc.[b]	849	2,097
Sysco Corp.	2,349	69,037
Tootsie Roll Industries Inc.	73	1,787
TreeHouse Foods Inc.[a]	143	8,007
Tyson Foods Inc. Class A	1,135	17,036
Unilever NV NYS	6,903	239,189
Unilever PLC SP ADR	4,885	174,932
Weis Markets Inc.	45	1,959

		1,203,320
FOREST PRODUCTS & PAPER — 0.20%
Boise Inc.	339	2,509
Buckeye Technologies Inc.	161	4,849
Clearwater Paper Corp.[a]	93	3,277
Deltic Timber Corp.	49	3,029
Domtar Corp.	144	10,636
Fibria Celulose SA SP ADR[a]	1,108	8,521
International Paper Co.	1,749	57,385
KapStone Paper and Packaging Corp.[a,b]	170	2,858
MeadWestvaco Corp.	669	19,000
Neenah Paper Inc.	61	1,638
P.H. Glatfelter Co.	184	2,927
Resolute Forest Products Inc.[a,b]	297	2,726
Sappi Ltd. SP ADR[a]	2,009	5,886
Schweitzer-Mauduit International Inc.	63	4,290
Wausau Paper Corp.	195	1,656

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Xerium Technologies Inc.[a]	145	$452

		131,639
GAS — 0.61%
AGL Resources Inc.	472	19,116
Atmos Energy Corp.	362	12,978
CenterPoint Energy Inc.	1,582	33,317
Chesapeake Utilities Corp.	62	2,836
Just Energy Group Inc.	620	6,876
Laclede Group Inc. (The)	82	3,426
National Grid PLC SP ADR	2,684	139,299
New Jersey Resources Corp.	171	7,849
NiSource Inc.	1,125	28,789
Northwest Natural Gas Co.	106	5,161
Piedmont Natural Gas Co.	287	9,121
Questar Corp.	711	14,469
Sempra Energy	896	63,087
South Jersey Industries Inc.	118	6,237
Southwest Gas Corp.	184	8,217
UGI Corp.	441	13,517
Vectren Corp.	316	9,433
WGL Holdings Inc.	200	8,090

		391,818
HAND & MACHINE TOOLS — 0.13%
Kennametal Inc.	329	12,140
Regal Beloit Corp.	153	9,849
Snap-on Inc.	233	15,793
Stanley Black & Decker Inc.	689	46,087

		83,869
HEALTH CARE — PRODUCTS — 1.47%
Alere Inc.[a]	285	5,378
Baxter International Inc.	2,226	130,243
Becton, Dickinson and Co.	802	60,719
Boston Scientific Corp.[a]	5,674	29,335
C.R. Bard Inc.	337	32,777
Cantel Medical Corp.	80	2,090
CareFusion Corp.[a]	896	21,871
China Kanghui Holdings Inc. SP ADR[a]	81	1,825
Cooper Companies Inc. (The)	189	14,224
Covidien PLC	1,932	107,960
CryoLife Inc.[a]	111	617
Edwards Lifesciences Corp.[a]	454	45,945
Greatbatch Inc.[a]	93	2,123

Security	Shares	Value

Haemonetics Corp.[a,b]	102	$7,335
Hanger Inc.[a,b]	135	3,479
Hill-Rom Holdings Inc.	250	6,538
Hospira Inc.[a]	660	22,935
Invacare Corp.	123	1,733
Luxottica Group SpA SP ADR	514	17,538
Medtronic Inc.	4,159	163,948
Mindray Medical International Ltd. SP ADR	343	10,221
Nordion Inc.	224	2,117
ResMed Inc.[a]	581	18,336
Smith & Nephew PLC SP ADR	731	37,288
St. Jude Medical Inc.	1,245	46,513
Steris Corp.	216	6,508
Stryker Corp.	1,349	70,188
Symmetry Medical Inc.[a]	144	1,116
Teleflex Inc.	163	10,390
Varian Medical Systems Inc.[a]	453	24,725
West Pharmaceutical Services Inc.	135	6,720
Zimmer Holdings Inc.	713	42,017

		954,752
HEALTH CARE — SERVICES — 1.17%
Aetna Inc.	1,403	50,592
AMERIGROUP Corp.[a]	185	16,628
Assisted Living Concepts Inc. Class A	81	1,135
Brookdale Senior Living Inc.[a]	455	7,489
Capital Senior Living Corp.[a]	109	1,225
Centene Corp.[a]	201	7,646
China Cord Blood Corp.[a,b]	155	383
Cigna Corp.	1,118	45,033
Community Health Systems Inc.[a]	354	8,712
Concord Medical Services Holdings Ltd. SP ADR	90	256
Covance Inc.[a]	224	10,515
Coventry Health Care Inc.	572	19,065
DaVita Inc.[a]	374	36,809
Emeritus Corp.[a,b]	93	1,576
Five Star Quality Care Inc.[a,b]	200	714
Fresenius Medical Care AG & Co. KGaA SP ADR	824	59,353
HCA Holdings Inc.	713	18,880
Health Management Associates Inc. Class Aa	949	6,245
Health Net Inc.[a]	330	7,267

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

HealthSouth Corp.[a]	383	$8,579
Humana Inc.	654	40,286
Kindred Healthcare Inc.[a,b]	207	1,960
Laboratory Corp. of America Holdings[a]	382	32,122
MEDNAX Inc.[a,b]	195	12,895
Metropolitan Health Networks Inc.[a]	182	1,534
Molina Healthcare Inc.[a]	120	2,929
Quest Diagnostics Inc.	615	35,935
Select Medical Holdings Corp.[a,b]	198	2,109
Sunrise Senior Living Inc.[a,b]	215	1,436
Tenet Healthcare Corp.[a,b]	1,720	7,946
Triple-S Management Corp. Class Ba	80	1,458
UnitedHealth Group Inc.	4,119	210,440
Universal American Corp.[a]	242	2,168
Universal Health Services Inc. Class B	360	14,069
Vanguard Health Systems Inc.[a]	110	935
WellCare Health Plans Inc.[a]	171	11,084
WellPoint Inc.	1,334	71,089

		758,497
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Administradora de Fondos de Pensiones Provida SA SP ADR	44	3,842
Arlington Asset Investment Corp. Class A	27	604
Leucadia National Corp.	775	16,802

		21,248
HOME BUILDERS — 0.18%
Beazer Homes USA Inc.[a]	303	703
Brookfield Residential Properties Inc.[a]	419	4,730
D.R. Horton Inc.	1,094	19,287
Hovnanian Enterprises Inc. Class Aa,b	477	1,107
KB Home[b]	340	3,142
Lennar Corp. Class Ab	622	18,169
Lennar Corp. Class B	44	999
M.D.C. Holdings Inc.	147	4,683
M/I Homes Inc.[a]	74	1,228
Meritage Homes Corp.[a]	138	4,844
NVR Inc.[a]	18	13,932
PulteGroup Inc.[a,b]	1,402	15,842
Ryland Group Inc. (The)	175	4,179
Standard-Pacific Corp.[a]	392	2,223
Thor Industries Inc.	158	4,539
Toll Brothers Inc.[a,b]	601	17,531

Security	Shares	Value

Winnebago Industries Inc.[a]	117	$1,185

		118,323
HOME FURNISHINGS — 0.24%
Ethan Allen Interiors Inc.	108	2,228
Furniture Brands International Inc.[a]	189	208
Harman International Industries Inc.	279	11,258
La-Z-Boy Inc.[a]	207	2,476
Panasonic Corp. SP ADR	8,680	60,066
Sony Corp. SP ADR	4,015	48,782
Tempur-Pedic International Inc.[a,b]	258	7,350
Whirlpool Corp.	311	21,011

		153,379
HOUSEHOLD PRODUCTS & WARES — 0.42%
ACCO Brands Corp.[a]	423	3,583
American Greetings Corp. Class Ab	153	2,033
Avery Dennison Corp.	396	12,193
Blyth Inc.	46	1,577
Church & Dwight Co. Inc.	553	31,858
Clorox Co. (The)	519	37,737
CSS Industries Inc.	36	675
Jarden Corp.	314	14,193
Kimberly-Clark Corp.	1,586	137,839
Prestige Brands Holdings Inc.[a,b]	200	3,282
Scotts Miracle-Gro Co. (The) Class A	171	6,823
Spectrum Brands Holdings Inc.[a]	215	7,918
Tupperware Brands Corp.	224	11,742

		271,453
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	1,127	19,891
Toro Co. (The)	246	9,250

		29,141
INSURANCE — 4.14%
ACE Ltd.	1,342	98,637
Aegon NV NYS	6,930	31,532
Aflac Inc.	1,820	79,680
Alleghany Corp.[a]	68	23,515
Allied World Assurance Co. Holdings Ltd.	139	10,485
Allstate Corp. (The)	1,905	65,341
American Equity Investment Life Holding Co.	240	2,801
American Financial Group Inc.	323	12,180
American International Group Inc.[a]	2,561	80,082

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

American Safety Insurance Holdings Ltd.[a]	42	$750
Aon PLC	1,265	62,238
Arthur J. Gallagher & Co.	484	17,172
Aspen Insurance Holdings Ltd.	283	8,133
Assurant Inc.	341	12,348
Assured Guaranty Ltd.	646	7,739
Aviva PLC SP ADR[b]	5,824	53,988
Axis Capital Holdings Ltd.	447	14,688
Berkshire Hathaway Inc. Class Ba	7,521	638,082
Brown & Brown Inc.	465	11,737
China Life Insurance Co. Ltd. Class H SP ADR	1,991	82,089
Chubb Corp. (The)	1,085	78,869
Citizens Inc.[a,b]	212	2,192
CNA Financial Corp.	1,062	27,729
CNO Financial Group Inc.	905	7,502
Endurance Specialty Holdings Ltd.	162	5,617
Everest Re Group Ltd.	164	16,679
FBL Financial Group Inc. Class A	37	1,145
Fidelity National Financial Inc. Class A	839	15,622
First American Financial Corp.	423	7,749
Flagstone Reinsurance Holdings SA	214	1,494
Genworth Financial Inc. Class Aa	1,957	9,863
Hanover Insurance Group Inc. (The)	159	5,576
Hartford Financial Services Group Inc. (The)	1,676	27,570
HCC Insurance Holdings Inc.	388	11,888
Hilltop Holdings Inc.[a]	165	1,734
Horace Mann Educators Corp.	159	2,773
ING Groep NV SP ADR[a]	15,445	101,628
Kemper Corp.	176	5,759
Kingsway Financial Services Inc.[a]	39	90
Lincoln National Corp.	1,152	23,098
Loews Corp.	1,325	52,457
Manulife Financial Corp.	7,263	77,859
Markel Corp.[a]	37	15,986
Marsh & McLennan Companies Inc.	2,187	72,630
MBIA Inc.[a,b]	603	5,759
Meadowbrook Insurance Group Inc.	211	1,485
Mercury General Corp.	105	3,803
MetLife Inc.	3,411	104,956
MGIC Investment Corp.[a]	720	1,735
Montpelier Re Holdings Ltd.[b]	196	3,971

Security	Shares	Value

Old Republic International Corp.	977	$7,875
OneBeacon Insurance Group Ltd. Class A	94	1,193
PartnerRe Ltd.	210	15,212
Phoenix Companies Inc. (The)[a]	678	1,105
Platinum Underwriters Holdings Ltd.[b]	150	5,703
Primerica Inc.	199	5,447
Principal Financial Group Inc.	1,229	31,450
ProAssurance Corp.	117	10,480
Progressive Corp. (The)	2,235	44,119
Protective Life Corp.	318	8,875
Prudential Financial Inc.	1,870	90,284
Prudential PLC SP ADR	4,917	116,926
Radian Group Inc.[b]	531	1,487
Reinsurance Group of America Inc.	279	15,532
RenaissanceRe Holdings Ltd.	207	15,316
RLI Corp.	70	4,509
Seabright Holdings Inc.	88	742
StanCorp Financial Group Inc.	178	5,297
Stewart Information Services Corp.	191	3,260
Sun Life Financial Inc.	2,371	51,403
Symetra Financial Corp.	404	4,699
Torchmark Corp.	402	20,000
Travelers Companies Inc. (The)	1,567	98,173
Unum Group	1,142	21,572
Validus Holdings Ltd.	358	11,646
W.R. Berkley Corp.	466	17,070
White Mountains Insurance Group Ltd.[b]	23	11,744
Willis Group Holdings PLC	684	25,294
XL Group PLC	1,233	25,461

		2,680,309
INTERNET — 0.15%
Active Network Inc. (The)[a]	177	2,512
AOL Inc.[a,b]	377	12,011
Bankrate Inc.[a]	190	3,030
Dice Holdings Inc.[a]	207	1,561
E-Commerce China Dangdang Inc. SP ADR[a,b]	196	988
Giant Interactive Group Inc. SP ADR	880	3,969
IntraLinks Holdings Inc.[a]	85	371
LinkedIn Corp. Class Aa	256	26,278
Pandora Media Inc.[a,b]	455	4,491
Qihoo 360 Technology Co. Ltd. SP ADR[a]	265	3,898
Rackspace Hosting Inc.[a]	475	20,843

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Renren Inc. SP ADR[a,b]	1,634	$6,127
Safeguard Scientifics Inc.[a]	78	1,207
SouFun Holdings Ltd. SP ADR	174	2,064
XO Group Inc.[a,b]	119	1,024
Youku Inc. SP ADR[a,b]	334	5,681

		96,055
IRON & STEEL — 0.63%
AK Steel Holding Corp.[b]	438	2,330
Allegheny Technologies Inc.	439	13,183
ArcelorMittal NYS	3,653	58,083
Carpenter Technology Corp.	176	8,423
Cliffs Natural Resources Inc.	578	23,634
Commercial Metals Co.	461	5,942
Companhia Siderurgica Nacional SA SP ADR	2,811	14,561
Mechel OAO SP ADR	603	3,908
Metals USA Holdings Corp.[a]	134	2,180
Nucor Corp.	1,275	49,980
POSCO SP ADR[b]	1,117	88,835
Reliance Steel & Aluminum Co.	301	15,496
Ternium SA SP ADR	824	16,109
United States Steel Corp.[b]	574	11,853
Vale SA SP ADR[b]	5,116	92,344

		406,861
LEISURE TIME — 0.27%
Brunswick Corp.	354	7,785
Callaway Golf Co.	258	1,416
Carnival Corp.	1,681	55,944
Carnival PLC SP ADR	717	24,027
Harley-Davidson Inc.	915	39,555
Life Time Fitness Inc.[a,b]	161	7,311
Polaris Industries Inc.	256	19,241
Royal Caribbean Cruises Ltd.	606	15,138
WMS Industries Inc.[a]	228	4,188

		174,605
LODGING — 0.36%
7 Days Group Holdings Ltd. SP ADR[a]	170	1,622
Boyd Gaming Corp.[a]	226	1,288
Choice Hotels International Inc.	131	5,251
Gaylord Entertainment Co.[a]	144	5,292
Hyatt Hotels Corp. Class Aa	158	5,617
InterContinental Hotels Group PLC SP ADR	1,159	28,627

Security	Shares	Value

Las Vegas Sands Corp.	1,546	$56,305
Marcus Corp.	81	1,063
Marriott International Inc. Class A	1,048	38,168
MGM Resorts International[a]	1,456	13,861
Orient-Express Hotels Ltd. Class Aa	377	3,438
Red Lion Hotels Corp.[a]	70	524
Starwood Hotels & Resorts Worldwide Inc.	787	42,616
Wyndham Worldwide Corp.	580	30,189

		233,861
MACHINERY — 1.14%
AGCO Corp.[a]	369	16,177
Alamo Group Inc.	21	601
Albany International Corp. Class A	104	1,862
Applied Industrial Technologies Inc.	154	5,723
Babcock & Wilcox Co. (The)[a]	468	11,747
Briggs & Stratton Corp.	201	3,505
Cascade Corp.	34	1,602
Caterpillar Inc.	2,594	218,441
CNH Global NVa	116	4,422
Cummins Inc.	774	74,227
Deere & Co.	1,613	123,911
Flowserve Corp.	213	25,556
Gardner Denver Inc.	208	11,852
Graco Inc.	243	11,149
IDEX Corp.	333	12,704
Intermec Inc.[a]	205	1,234
Joy Global Inc.	423	21,971
Kadant Inc.[a]	48	994
Kubota Corp. SP ADR[b]	977	46,036
Lindsay Corp.	49	3,474
Manitowoc Co. Inc. (The)	468	5,616
NACCO Industries Inc. Class A	23	2,303
Robbins & Myers Inc.	153	7,013
Rockwell Automation Inc.	569	38,328
Roper Industries Inc.	387	38,487
Sauer-Danfoss Inc.	45	1,628
Tennant Co.	67	2,792
Terex Corp.[a,b]	441	8,599
Wabtec Corp.	191	15,123
Xylem Inc.	744	17,841

		734,918

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

MANUFACTURING — 3.34%
3M Co.	2,783	$253,893
A.O. Smith Corp.	155	7,660
Actuant Corp. Class A	276	7,855
AptarGroup Inc.	248	12,402
AZZ Inc.	98	3,010
Barnes Group Inc.	193	4,605
Blount International Inc.[a]	195	2,773
Carlisle Companies Inc.	242	12,219
CLARCOR Inc.	203	9,815
Colfax Corp.[a,b]	225	6,511
Cooper Industries PLC	632	45,428
Crane Co.	204	7,956
Danaher Corp.	2,339	123,523
Donaldson Co. Inc.	541	18,464
Dover Corp.	727	39,600
Eaton Corp.	1,347	59,052
EnPro Industries Inc.[a]	81	2,792
Fabrinet[a]	130	1,726
Federal Signal Corp.[a]	249	1,412
General Electric Co.	42,749	887,042
GP Strategies Corp.[a]	63	1,078
Harsco Corp.	321	6,821
Hexcel Corp.[a]	394	9,176
Hillenbrand Inc.	251	4,340
Illinois Tool Works Inc.	1,917	104,170
Ingersoll-Rand PLC	1,195	50,680
ITT Corp.	389	7,290
John Bean Technologies Corp.	116	1,699
Koppers Holdings Inc.	81	2,668
Leggett & Platt Inc.	572	13,259
LSB Industries Inc.[a]	74	2,378
Lydall Inc.[a]	66	842
Movado Group Inc.	72	1,688
Myers Industries Inc.	138	2,269
NL Industries Inc.	21	248
Pall Corp.	462	24,675
Parker Hannifin Corp.	607	48,754
Pentair Inc.	377	16,524
Polypore International Inc.[a,b]	188	6,986
Siemens AG SP ADR	3,404	288,285
SPX Corp.	198	12,023
Standex International Corp.	49	2,096

Security	Shares	Value

STR Holdings Inc.[a]	165	$551
Sturm, Ruger & Co. Inc.[b]	77	3,806
Textron Inc.	1,116	29,072
Tredegar Corp.	91	1,348
Trinity Industries Inc.	333	9,324

		2,159,788
MEDIA — 1.68%
A.H. Belo Corp. Class A	75	311
Belo Corp. Class A	372	2,548
Cablevision NY Group Class A	841	12,901
CBS Corp. Class A	35	1,179
CBS Corp. Class B NVS	2,371	79,334
Demand Media Inc.[a,b]	101	1,123
Dolan Co. (The)[a]	112	547
E.W. Scripps Co. (The) Class Aa,b	126	1,171
Entercom Communications Corp. Class Aa	189	1,028
Entravision Communications Corp. Class A	553	686
FactSet Research Systems Inc.	169	15,710
Gannett Co. Inc.	891	12,572
Grupo Televisa SAB SP ADR	2,068	47,130
John Wiley & Sons Inc. Class A	184	8,768
Journal Communications Inc. Class Aa	160	886
McGraw-Hill Companies Inc. (The)	1,087	51,046
Meredith Corp.[b]	146	4,824
New York Times Co. (The) Class Aa	513	3,976
Nielsen Holdings NVa,b	479	13,651
Pearson PLC SP ADR	3,184	59,796
Promotora de Informaciones SA Class A SP ADR[a,b]	287	522
Promotora de Informaciones SA Class B SP ADR	369	908
Reed Elsevier NV SP ADR	1,586	37,112
Reed Elsevier PLC SP ADR[b]	1,216	40,967
Scripps Networks Interactive Inc. Class A	351	18,901
Shaw Communications Inc. Class B	1,423	27,777
Thomson Reuters Corp.	1,591	45,041
Time Warner Cable Inc.	1,251	106,247
Time Warner Inc.	3,861	151,042
Walt Disney Co. (The)	6,705	329,484
Washington Post Co. (The) Class B	24	8,124
World Wrestling Entertainment Inc. Class A	138	1,069

		1,086,381

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.28%
A.M. Castle & Co.[a]	72	$525
Ampco-Pittsburgh Corp.	33	518
CIRCOR International Inc.	68	2,094
Furmanite Corp.[a]	148	663
Kaydon Corp.	130	2,743
Mueller Industries Inc.	153	6,522
Mueller Water Products Inc. Class A	621	2,198
Precision Castparts Corp.	585	91,003
RTI International Metals Inc.[a,b]	119	2,672
Sims Metal Management Ltd. SP ADR	816	7,116
Tenaris SA SP ADR	915	35,026
Timken Co. (The)	338	12,236
Valmont Industries Inc.	91	11,273
Worthington Industries Inc.	236	5,121

		179,710
MINING — 3.12%
Agnico-Eagle Mines Ltd.	692	30,330
Alcoa Inc.	4,261	36,091
Alumina Ltd. SP ADR	2,458	6,956
Aluminum Corp. of China Ltd. Class H SP ADR[a,b]	632	6,465
AMCOL International Corp.	107	3,285
AngloGold Ashanti Ltd. SP ADR	1,526	51,899
AuRico Gold Inc.[a]	1,099	7,143
Barrick Gold Corp.	4,006	131,717
BHP Billiton Ltd. SP ADR	6,527	433,001
BHP Billiton PLC SP ADR[b]	4,093	238,458
Cameco Corp.	1,574	32,897
Coeur d’Alene Mines Corp.[a,b]	359	5,855
Compania de Minas Buenaventura SA SP ADR	877	31,940
Compass Minerals International Inc.	132	9,549
DRDGOLD Ltd. SP ADR	54	326
Eldorado Gold Corp.	2,860	30,917
Endeavour Silver Corp.[a]	335	2,663
First Majestic Silver Corp.[a,b]	405	6,549
Fortuna Silver Mines Inc.[a,b]	631	2,360
Franco-Nevada Corp.	557	27,209
Freeport-McMoRan Copper & Gold Inc.	3,764	126,734
Gold Fields Ltd. SP ADR	2,612	33,695
Goldcorp Inc.	3,218	115,977

Security	Shares	Value

Harmony Gold Mining Co. Ltd. SP ADR	1,385	$13,601
Hecla Mining Co.	1,119	5,036
HudBay Minerals Inc.	691	5,846
IAMGOLD Corp.	1,495	16,654
Ivanhoe Mines Ltd.[a,b]	2,088	17,623
Jaguar Mining Inc.[a,b]	325	274
Kinross Gold Corp.	4,599	38,218
Materion Corp.	81	1,590
McEwen Mining Inc.[a,b]	719	2,150
Molycorp Inc.[a,b]	245	4,268
Newmont Mining Corp.	1,975	87,828
Noranda Aluminium Holding Corp.	212	1,321
Pretium Resources Inc.[a]	296	4,342
Primero Mining Corp.[a]	588	2,017
Rio Tinto PLC SP ADR	5,018	231,882
Silver Wheaton Corp.	1,413	38,914
Silvercorp Metals Inc.	700	3,731
Southern Copper Corp.	657	21,208
Sterlite Industries (India) Ltd. SP ADR	1,400	10,752
Stillwater Mining Co.[a]	456	4,049
Teck Resources Ltd. Class B	2,320	65,030
Thompson Creek Metals Co. Inc.[a]	603	1,694
Titanium Metals Corp.	348	4,058
USEC Inc.[a,b]	591	567
Vulcan Materials Co.	522	20,222
Yamana Gold Inc.	2,970	43,986

		2,018,877
MULTI-NATIONAL — 0.00%
Banco Latinoamericano de Comercio Exterior SA Class E	109	2,215

		2,215
OFFICE & BUSINESS EQUIPMENT — 0.31%
Canon Inc. SP ADR	4,647	155,442
Pitney Bowes Inc.[b]	817	10,915
Xerox Corp.	5,136	35,593

		201,950
OFFICE FURNISHINGS — 0.02%
HNI Corp.	192	5,102
Knoll Inc.	189	2,587
Steelcase Inc. Class A	349	2,991

		10,680

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

OIL & GAS — 12.85%
Advantage Oil & Gas Ltd.[a]	656	$2,545
Alon USA Energy Inc.	136	1,485
Anadarko Petroleum Corp.	2,006	139,297
Apache Corp.	1,565	134,778
Atwood Oceanics Inc.[a]	225	10,019
Baytex Energy Corp.	481	19,952
Berry Petroleum Co. Class A	179	6,806
Bill Barrett Corp.[a]	171	3,601
Bonanza Creek Energy Inc.[a]	129	2,261
BP PLC SP ADR	12,750	508,725
BPZ Resources Inc.[a,b]	421	960
Cabot Oil & Gas Corp.	834	35,186
Callon Petroleum Co.[a]	153	760
Canadian Natural Resources Ltd.	4,238	115,485
Cenovus Energy Inc.	3,031	92,476
Chesapeake Energy Corp.	2,641	49,704
Chevron Corp.	7,949	871,051
China Petroleum & Chemical Corp. Class H SP ADR	630	56,681
Cimarex Energy Co.	343	19,445
CNOOC Ltd. SP ADR	646	129,394
Cobalt International Energy Inc.[a]	1,051	26,380
Comstock Resources Inc.[a]	189	3,058
Concho Resources Inc.[a]	430	36,657
ConocoPhillips	4,920	267,845
Continental Resources Inc.[a]	171	10,942
CVR Energy Inc.[a]	338	9,653
Delek US Holdings Inc.	63	1,244
Denbury Resources Inc.[a]	1,553	23,481
Devon Energy Corp.	1,515	89,567
Diamond Offshore Drilling Inc.	559	36,570
Ecopetrol SA SP ADR	1,005	57,516
Encana Corp.	2,950	65,637
Endeavour International Corp.[a,b]	152	1,303
Energen Corp.	290	14,851
Energy Partners Ltd.[a,b]	169	2,856
Enerplus Corp.	772	10,823
Eni SpA SP ADR	7,734	318,950
Ensco PLC Class A	928	50,418
EOG Resources Inc.	1,072	105,067
EQT Corp.	599	33,784
Equal Energy Ltd.[a]	135	427

Security	Shares	Value

EXCO Resources Inc.[b]	794	$5,590
Exxon Mobil Corp.	18,822	1,634,691
Forest Oil Corp.[a,b]	456	3,124
GMX Resources Inc.[a,b]	227	184
Goodrich Petroleum Corp.[a,b]	110	1,276
Harvest Natural Resources Inc.[a]	135	1,064
Helmerich & Payne Inc.	426	19,809
Hess Corp.	1,215	57,299
HollyFrontier Corp.	811	30,323
Hyperdynamics Corp.[a,b]	1,049	808
Kodiak Oil & Gas Corp.[a]	1,071	8,943
Kosmos Energy Ltd.[a]	302	2,881
Laredo Petroleum Holdings Inc.[a,b]	122	2,804
Lone Pine Resources Inc.[a]	338	750
Magnum Hunter Resources Corp.[a,b]	756	2,873
Marathon Oil Corp.	2,849	75,413
Marathon Petroleum Corp.	1,368	64,706
McMoRan Exploration Co.[a,b]	431	5,629
Miller Energy Resources Inc.[a,b]	129	502
Murphy Oil Corp.	741	39,762
Nabors Industries Ltd.[a]	1,142	15,805
Newfield Exploration Co.[a]	534	16,303
Nexen Inc.	2,151	54,635
Noble Corp.[a]	998	36,926
Noble Energy Inc.	697	60,939
Oasis Petroleum Inc.[a,b]	330	8,639
Occidental Petroleum Corp.	3,251	282,935
Panhandle Oil and Gas Inc.	68	2,088
Parker Drilling Co.[a,b]	466	2,158
Pengrowth Energy Corp.	1,424	9,071
Penn Virginia Corp.	181	1,213
Penn West Petroleum Ltd.	1,941	26,417
Petrobras Argentina SA Class B SP ADR[a]	127	1,071
PetroChina Co. Ltd. Class H SP ADR	836	104,450
Petroleo Brasileiro SA SP ADR	6,124	120,214
PetroQuest Energy Inc.[a,b]	239	1,317
Phillips 66	2,515	94,564
Pioneer Natural Resources Co.	480	42,542
Plains Exploration & Production Co.[a]	521	20,819
Precision Drilling Corp.[a]	1,105	8,829
QEP Resources Inc.	711	21,351
Quicksilver Resources Inc.[a,b]	485	2,192
Range Resources Corp.	641	40,127

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Resolute Energy Corp.[a,b]	204	$1,769
Rowan Companies PLC[a]	478	16,792
Royal Dutch Shell PLC Class A SP ADR	7,431	506,794
Royal Dutch Shell PLC Class B SP ADR	5,321	375,450
SandRidge Energy Inc.[a,b]	1,733	11,819
Seadrill Ltd.[b]	1,457	56,517
SM Energy Co.	256	12,055
Southwestern Energy Co.[a]	1,388	46,151
Statoil ASA SP ADR	3,843	91,425
Stone Energy Corp.[a]	196	5,147
Suncor Energy Inc.	6,255	191,028
Sunoco Inc.	432	20,818
Swift Energy Co.[a,b]	171	3,196
Talisman Energy Inc.	4,134	51,138
Tesoro Corp.[a]	573	15,843
Total SA SP ADR	9,076	417,042
Transocean Ltd.	1,344	62,940
Ultra Petroleum Corp.[a,b]	609	14,470
Unit Corp.[a]	191	7,594
VAALCO Energy Inc.[a,b]	225	1,649
Valero Energy Corp.	2,215	60,912
Venoco Inc.[a]	115	1,066
W&T Offshore Inc.	145	2,681
Western Refining Inc.[b]	267	6,282
Whiting Petroleum Corp.[a]	470	18,988
WPX Energy Inc.[a]	786	12,537
YPF SA SP ADR	451	5,146

		8,317,925
OIL & GAS SERVICES — 1.57%
Baker Hughes Inc.	1,772	82,079
Basic Energy Services Inc.[a]	168	1,818
C&J Energy Services Inc.[a,b]	134	2,517
Cal Dive International Inc.[a,b]	377	611
Cameron International Corp.[a]	989	49,717
CARBO Ceramics Inc.[b]	78	5,006
Compagnie Generale de Geophysique-Veritas SP ADR[a,b]	653	18,715
Core Laboratories NV	197	21,977
Dresser-Rand Group Inc.[a]	297	13,813
Dril-Quip Inc.[a]	145	10,630
Exterran Holdings Inc.[a]	256	3,781
Flotek Industries Inc.[a]	198	1,934
FMC Technologies Inc.[a]	963	43,451

Security	Shares	Value

Global Geophysical Services Inc.[a]	155	$910
Halliburton Co.	3,694	122,382
Helix Energy Solutions Group Inc.[a]	405	7,241
Hornbeck Offshore Services Inc.[a,b]	126	5,336
ION Geophysical Corp.[a,b]	475	3,159
Key Energy Services Inc.[a]	572	4,582
National Oilwell Varco Inc.	1,711	123,705
Natural Gas Services Group Inc.[a]	85	1,233
Newpark Resources Inc.[a,b]	363	2,479
North American Energy Partners Inc.[a]	249	660
Oceaneering International Inc.	435	22,485
Oil States International Inc.[a]	207	15,049
RPC Inc.[b]	293	3,941
Schlumberger Ltd.	5,382	383,521
SEACOR Holdings Inc.[a]	74	6,286
Superior Energy Services Inc.[a]	619	13,414
Targa Resources Corp.	153	6,740
TETRA Technologies Inc.[a]	306	2,121
Thermon Group Holdings Inc.[a]	41	881
Weatherford International Ltd.[a]	2,727	32,860
Willbros Group Inc.[a]	192	1,315

		1,016,349
PACKAGING & CONTAINERS — 0.20%
Ball Corp.	587	24,396
Bemis Co. Inc.	369	11,347
Crown Holdings Inc.[a]	574	20,606
Graphic Packaging Holding Co.[a]	578	3,237
Greif Inc. Class A	99	4,283
Greif Inc. Class B	22	1,100
Owens-Illinois Inc.[a]	634	11,697
Packaging Corp. of America	410	12,624
Rock-Tenn Co. Class A	271	15,778
Sealed Air Corp.	698	11,307
Sonoco Products Co.	384	11,639

		128,014
PHARMACEUTICALS — 8.61%
Abbott Laboratories	6,323	419,278
Allergan Inc.	1,267	103,983
AmerisourceBergen Corp.	1,017	40,375
AstraZeneca PLC SP ADR	5,090	238,263
Bristol-Myers Squibb Co.	6,828	243,077
Cardinal Health Inc.	1,388	59,809

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Dr. Reddy’s Laboratories Ltd. SP ADR	461	$13,378
Elan Corp. PLC SP ADR[a]	2,398	27,697
Eli Lilly and Co.	4,679	206,016
Forest Laboratories Inc.[a]	1,053	35,328
GlaxoSmithKline PLC SP ADR	10,126	465,796
Herbalife Ltd.	472	25,908
Johnson & Johnson	11,043	764,396
McKesson Corp.	942	85,468
Mead Johnson Nutrition Co. Class A	819	59,754
Medicis Pharmaceutical Corp. Class A	224	7,374
Merck & Co. Inc.	12,242	540,729
Novartis AG SP ADR	9,906	580,690
Novo-Nordisk A/S SP ADR	1,659	256,382
Omega Protein Corp.[a]	78	650
Omnicare Inc.	466	14,637
Opko Health Inc.[a,b]	608	2,578
Par Pharmaceutical Companies Inc.[a]	145	7,244
Pfizer Inc.	30,098	723,556
PharMerica Corp.[a]	117	1,204
Sanofi SP ADR	9,664	392,745
Schiff Nutrition International Inc.[a]	89	1,556
Simcere Pharmaceutical Group SP ADR[a]	204	1,581
Teva Pharmaceutical Industries Ltd. SP ADR	3,780	154,564
USANA Health Sciences Inc.[a,b]	29	1,304
Valeant Pharmaceuticals International Inc.[a]	1,183	56,263
Watson Pharmaceuticals Inc.[a]	508	39,538

		5,571,121
PIPELINES — 0.87%
Enbridge Inc.	3,176	129,771
Kinder Morgan Inc.	2,031	72,730
ONEOK Inc.	852	37,923
Pembina Pipeline Corp.	1,139	30,377
SemGroup Corp. Class Aa	154	5,191
Spectra Energy Corp.	2,626	80,592
TransCanada Corp.	2,828	128,533
Transportadora de Gas del Sur SA SP ADR[a]	284	491
Williams Companies Inc. (The)	2,476	78,712

		564,320

Security	Shares	Value

REAL ESTATE — 0.29%
Alexander & Baldwin Inc.[a]	166	$5,319
Brookfield Asset Management Inc. Class A	2,220	75,058
Brookfield Office Properties Inc.	2,034	34,720
CBRE Group Inc. Class Aa	1,277	19,896
E-House (China) Holdings Ltd. SP ADR	492	2,317
Forest City Enterprises Inc. Class Aa	578	8,156
Forestar Group Inc.[a,b]	143	1,627
Gafisa SA SP ADR[a]	858	2,102
Gazit-Globe Ltd.	206	1,897
HFF Inc. Class Aa	144	1,881
Howard Hughes Corp. (The)[a]	130	8,012
IRSA Inversiones y Representaciones SA SP ADR	104	728
Jones Lang LaSalle Inc.	174	11,604
Kennedy-Wilson Holdings Inc.	114	1,560
Sovran Self Storage Inc.	110	6,281
St. Joe Co. (The)[a]	379	6,416

		187,574
REAL ESTATE INVESTMENT TRUSTS — 3.32%
Acadia Realty Trust	160	3,830
AG Mortgage Investment Trust Inc.	56	1,264
Agree Realty Corp.	84	1,976
Alexander’s Inc.[b]	10	4,273
Alexandria Real Estate Equities Inc.	243	17,856
American Assets Trust Inc.	124	3,224
American Campus Communities Inc.	369	17,587
American Tower Corp.	1,585	114,611
Annaly Capital Management Inc.[b]	3,863	67,332
Anworth Mortgage Asset Corp.	530	3,519
Apartment Investment and Management Co. Class Ab	601	16,485
Apollo Commercial Real Estate Finance Inc.	143	2,388
Apollo Residential Mortgage Inc.	91	1,823
ARMOUR Residential REIT Inc.	711	5,446
Ashford Hospitality Trust Inc.	272	2,075
Associated Estates Realty Corp.	166	2,478
AvalonBay Communities Inc.[b]	376	55,306
BioMed Realty Trust Inc.	602	11,318
Boston Properties Inc.[b]	601	66,651

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Brandywine Realty Trust	538	$6,391
BRE Properties Inc. Class A	298	15,699
Camden Property Trust	316	22,534
Campus Crest Communities Inc.	112	1,228
CapLease Inc.	536	2,439
Capstead Mortgage Corp.	337	4,745
CBL & Associates Properties Inc.	585	11,542
Cedar Realty Trust Inc.[b]	519	2,673
Chatham Lodging Trust	159	2,186
Chesapeake Lodging Trust	129	2,189
Chimera Investment Corp.[b]	4,103	8,862
Colonial Properties Trust	351	7,950
Colony Financial Inc.	133	2,441
CommonWealth REIT	332	6,056
CoreSite Realty Corp.	136	3,626
Corporate Office Properties Trust[b]	288	6,411
Cousins Properties Inc.	333	2,527
CreXus Investment Corp.	269	2,819
CubeSmart	467	5,599
CYS Investments Inc.	499	7,216
DCT Industrial Trust Inc.[b]	981	6,141
DDR Corp.	819	12,318
DiamondRock Hospitality Co.[b]	675	6,385
Digital Realty Trust Inc.	440	34,351
Douglas Emmett Inc.	513	12,061
Duke Realty Corp.	1,018	14,720
DuPont Fabros Technology Inc.[b]	250	6,725
Dynex Capital Inc.	251	2,608
EastGroup Properties Inc.	108	5,776
Education Realty Trust Inc.	288	3,375
Entertainment Properties Trust	188	8,490
Equity Lifestyle Properties, Inc.	155	11,148
Equity One Inc.[b]	247	5,357
Equity Residential[b]	1,188	75,212
Essex Property Trust Inc.	142	22,345
Excel Trust Inc.	220	2,693
Extra Space Storage Inc.	378	12,376
Federal Realty Investment Trust[b]	249	27,056
FelCor Lodging Trust Inc.[a]	495	2,396
First Industrial Realty Trust Inc.[a]	319	4,064
First Potomac Realty Trust[b]	200	2,318
General Growth Properties Inc.	3,465	62,786
Getty Realty Corp.[b]	115	2,137

Security	Shares	Value

Glimcher Realty Trust	601	$6,022
Government Properties Income Trust[b]	150	3,435
Gramercy Capital Corp.[a,b]	534	1,266
Granite Real Estate Inc.	188	6,689
Hatteras Financial Corp.	369	10,793
HCP Inc.[b]	1,676	79,124
Health Care REIT Inc.[b]	845	52,584
Healthcare Realty Trust Inc.[b]	313	7,687
Hersha Hospitality Trust	600	2,916
Highwoods Properties Inc.[b]	292	9,890
Home Properties Inc.	188	12,335
Hospitality Properties Trust	495	12,014
Host Hotels & Resorts Inc.[b]	2,779	40,796
Hudson Pacific Properties Inc.	213	3,787
Inland Real Estate Corp.	310	2,474
Invesco Mortgage Capital Inc.	461	9,123
iStar Financial Inc.[a]	343	2,305
Kilroy Realty Corp.	283	13,397
Kimco Realty Corp.[b]	1,557	30,346
Kite Realty Group Trust	241	1,212
LaSalle Hotel Properties	341	8,955
Lexington Realty Trust[b]	557	4,980
Liberty Property Trust	459	16,657
LTC Properties Inc.[b]	120	4,284
Macerich Co. (The)	530	30,957
Mack-Cali Realty Corp.	314	8,412
Medical Properties Trust Inc.[b]	444	4,373
MFA Financial Inc.	1,413	11,417
Mid-America Apartment Communities Inc.	170	11,769
Monmouth Real Estate Investment Corp. Class Ab	214	2,384
MPG Office Trust Inc.[a,b]	1,012	2,995
National Health Investors Inc.	95	5,101
National Retail Properties Inc.[b]	423	12,478
Newcastle Investment Corp.	495	3,688
NorthStar Realty Finance Corp.[b]	576	3,174
Omega Healthcare Investors Inc.[b]	413	10,011
One Liberty Properties Inc.[b]	100	1,889
Parkway Properties Inc.[b]	246	2,738
Pebblebrook Hotel Trust	205	4,658
Pennsylvania Real Estate Investment Trust	222	3,188
PennyMac Mortgage Investment Trust[c]	112	2,360

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Piedmont Office Realty Trust Inc. Class A	693	$11,823
Plum Creek Timber Co. Inc.[b]	654	26,546
Post Properties Inc.	203	10,485
Prologis Inc.	1,834	59,293
PS Business Parks Inc.	77	5,206
Public Storage	579	86,242
RAIT Financial Trust	673	3,123
Ramco-Gershenson Properties Trust	269	3,427
Rayonier Inc.	488	23,273
Realty Income Corp.[b]	547	22,536
Redwood Trust Inc.[b]	281	3,622
Regency Centers Corp.	346	16,556
Resource Capital Corp.	297	1,619
RLJ Lodging Trust	407	7,163
Rouse Properties Inc.	214	2,962
Saul Centers Inc.	54	2,249
Senior Housing Properties Trust	615	13,991
Simon Property Group Inc.	1,192	191,304
SL Green Realty Corp.	357	28,114
Starwood Property Trust Inc.	430	9,572
Strategic Hotels & Resorts Inc.[a,b]	1,034	6,266
Summit Hotel Properties Inc.	158	1,311
Sun Communities Inc.[b]	132	6,150
Sunstone Hotel Investors Inc.[a,b]	473	4,735
Tanger Factory Outlet Centers Inc.	345	11,109
Taubman Centers Inc.	232	17,985
Terreno Realty Corp.	61	909
Two Harbors Investment Corp.	819	9,394
UDR Inc.	878	23,364
Universal Health Realty Income Trust	52	2,264
Urstadt Biddle Properties Inc. Class A	82	1,557
Ventas Inc.	1,139	76,598
Vornado Realty Trust[b]	665	55,527
Washington Real Estate Investment Trust	263	7,022
Weingarten Realty Investors[b]	449	12,069
Weyerhaeuser Co.	2,087	48,731
Winthrop Realty Trust	102	1,240

		2,147,413
RETAIL — 4.72%
Abercrombie & Fitch Co. Class A	331	11,188
Advance Auto Parts Inc.	297	20,835
Aeropostale Inc.[a]	322	6,350

Security	Shares	Value

American Eagle Outfitters Inc.	690	$14,366
ANN INC.[a]	207	5,606
Arcos Dorados Holdings Inc. Class A	487	6,370
Asbury Automotive Group Inc.[a]	130	3,401
AutoNation Inc.[a,b]	407	16,048
AutoZone Inc.[a]	149	55,909
Barnes & Noble Inc.[a,b]	166	2,203
Best Buy Co. Inc.	1,081	19,555
Big Lots Inc.[a,b]	253	10,249
Biglari Holdings Inc.[a]	6	2,255
Brinker International Inc.	308	9,982
Brown Shoe Co. Inc.	178	2,449
Buckle Inc. (The)[b]	109	4,215
Cabela’s Inc.[a]	196	9,004
CarMax Inc.[a]	907	25,242
Cash America International Inc.	117	4,483
Cato Corp. (The) Class A	111	3,108
CEC Entertainment Inc.	79	2,722
Chico’s FAS Inc.	707	10,831
Chipotle Mexican Grill Inc.[a]	124	36,249
Christopher & Banks Corp.	128	279
Collective Brands Inc.[a]	222	4,777
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR[a]	48	310
CVS Caremark Corp.	5,139	232,540
Darden Restaurants Inc.	520	26,614
Dick’s Sporting Goods Inc.	383	18,813
Dillard’s Inc. Class A	114	7,436
DineEquity Inc.[a]	64	3,411
Dollar General Corp.[a]	988	50,398
Domino’s Pizza Inc.	231	7,886
DSW Inc. Class A	132	7,804
Express Inc.[a]	308	4,959
Family Dollar Stores Inc.	439	29,009
Fifth & Pacific Companies Inc.[a]	416	4,609
Foot Locker Inc.	621	20,505
GameStop Corp. Class Ab	501	8,026
Gap Inc. (The)	1,160	34,208
Genesco Inc.[a]	96	6,357
GNC Holdings Inc. Class A	428	16,491
Group 1 Automotive Inc.	96	5,160
Guess? Inc.	250	7,525
Harry Winston Diamond Corp.[a]	305	3,971

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Haverty Furniture Companies Inc.	74	$835
hhgregg Inc.[a,b]	90	619
Home Depot Inc. (The)	6,137	320,229
J.C. Penney Co. Inc.	785	17,670
Kenneth Cole Productions Inc. Class Aa	42	632
Kohl’s Corp.	888	44,151
Krispy Kreme Doughnuts Inc.[a]	232	1,415
Limited Brands Inc.	980	46,599
Lithia Motors Inc. Class A	91	2,535
Lowe’s Companies Inc.	4,810	122,030
Lumber Liquidators Holdings Inc.[a,b]	95	4,018
Macy’s Inc.	1,674	59,996
MarineMax Inc.[a]	93	692
McDonald’s Corp.	4,109	367,180
Men’s Wearhouse Inc. (The)	183	4,987
MSC Industrial Direct Co. Inc. Class A	189	12,990
New York & Co. Inc.[a,b]	306	1,392
Nordstrom Inc.	633	34,271
Nu Skin Enterprises Inc. Class A	235	11,987
Office Depot Inc.[a]	1,107	1,971
OfficeMax Inc.[a]	343	1,540
Penske Automotive Group Inc.	189	4,517
Pep Boys — Manny, Moe & Jack (The)	243	2,204
Pier 1 Imports Inc.	420	6,926
PVH Corp.	274	21,764
RadioShack Corp.[b]	401	1,167
Regis Corp.	231	3,909
Rite Aid Corp.[a]	2,741	3,180
Ruby Tuesday Inc.[a]	139	891
Saks Inc.[a,b]	492	5,132
Sally Beauty Holdings Inc.[a]	638	16,856
Signet Jewelers Ltd.	349	15,328
Sonic Automotive Inc. Class A	145	2,482
Stage Stores Inc.	83	1,572
Steinway Musical Instruments Inc.[a]	30	739
Systemax Inc.[a]	45	561
Talbots Inc. (The)[a,b]	280	767
Target Corp.	2,652	160,844
Teavana Holdings Inc.[a]	51	571
Tiffany & Co.	495	27,190
Tim Hortons Inc.	627	33,306
TJX Companies Inc. (The)	2,945	130,405
Vitamin Shoppe Inc.[a,b]	110	6,041

Security	Shares	Value

Wal-Mart Stores Inc.	6,661	$495,778
Walgreen Co.	3,460	125,806
Williams-Sonoma Inc.	351	12,197
World Fuel Services Corp.	293	11,864
Yum! Brands Inc.	1,831	118,722
Zale Corp.[a]	104	314

		3,052,480
SAVINGS & LOANS — 0.05%
Astoria Financial Corp.	359	3,382
BankUnited Inc.	116	2,826
Flagstar Bancorp Inc.[a]	1,134	986
New York Community Bancorp Inc.	1,750	22,715
Provident Financial Services Inc.	221	3,366
Provident New York Bancorp	157	1,297

		34,572
SEMICONDUCTORS — 0.56%
Advanced Micro Devices Inc.[a]	2,502	10,158
Advanced Semiconductor Engineering Inc. SP ADR[b]	3,657	13,933
Aeroflex Holding Corp.[a,b]	151	908
Emulex Corp.[a]	351	2,271
Fairchild Semiconductor International Inc.[a]	512	7,096
Freescale Semiconductor Ltd.[a,b]	176	1,878
Inphi Corp.[a]	81	891
International Rectifier Corp.[a]	279	4,754
LSI Corp.[a]	2,295	15,835
Magnachip Semiconductor Corp.[a]	153	1,558
MaxLinear Inc. Class Aa	72	340
MEMC Electronic Materials Inc.[a,b]	923	1,772
Semiconductor Manufacturing International Corp. SP ADR[a]	2,119	3,835
STMicroelectronics NV NYS	2,641	14,156
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	18,081	252,592
Teradyne Inc.[a,b]	744	10,944
United Microelectronics Corp. SP ADR	9,204	19,973

		362,894
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.[a]	200	7,798

		7,798

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

SOFTWARE — 0.82%
Broadridge Financial Solutions Inc.	495	$10,479
Dun & Bradstreet Corp. (The)	196	15,717
Envestnet Inc.[a]	80	977
Fair Isaac Corp.	153	6,623
Fidelity National Information Services Inc.	949	29,837
iGate Computer Systems Ltd. SP ADR[a]	32	589
InterXion Holding NVa	180	3,465
Konami Corp. SP ADR	389	8,305
MSCI Inc. Class Aa	480	15,912
NetSuite Inc.[a]	117	6,475
PROS Holdings Inc.[a]	81	1,129
Red Hat Inc.[a]	774	41,533
Rosetta Stone Inc.[a]	49	638
Salesforce.com Inc.[a]	510	63,424
SAP AG SP ADR[b]	3,629	229,933
Schawk Inc.	44	501
ServiceNow Inc.[a]	553	14,931
SolarWinds Inc.[a]	258	13,775
Solera Holdings Inc.	291	11,364
SYNNEX Corp.[a]	99	3,349
Tyler Technologies Inc.[a]	154	6,009
VeriFone Systems Inc.[a]	416	15,097
VMware Inc. Class Aa	333	30,223

		530,285
STORAGE & WAREHOUSING — 0.00%
Wesco Aircraft Holdings Inc.[a,b]	168	2,243

		2,243
TELECOMMUNICATIONS — 5.60%
Alcatel-Lucent SP ADR[a,b]	9,007	9,908
Amdocs Ltd.[a]	626	18,623
America Movil SAB de CV Series L SP ADR	8,551	228,226
Anixter International Inc.	114	6,488
AT&T Inc.	23,553	893,130
BCE Inc.	3,118	132,640
British Telecommunications PLC SP ADR	3,130	106,608
Calix Inc.[a]	142	655
Cellcom Israel Ltd.	168	976
CenturyLink Inc.	2,537	105,387
China Mobile Ltd. SP ADR	4,201	244,162
China Telecom Corp. Ltd. Class H SP ADR	521	27,108

Security	Shares	Value

China Unicom (Hong Kong) Ltd. SP ADR	1,750	$25,567
Chunghwa Telecom Co. Ltd. SP ADR[b]	785	23,291
Cincinnati Bell Inc.[a,b]	795	3,061
Corning Inc.	6,077	69,339
Crown Castle International Corp.[a]	1,160	71,781
DigitalGlobe Inc.[a,b]	142	2,765
France Telecom SA SP ADR	7,746	104,184
Harris Corp.	464	19,326
IDT Corp. Class B	79	799
Juniper Networks Inc.[a]	2,043	35,814
KT Corp. SP ADR	1,693	24,125
Level 3 Communications Inc.[a,b]	813	15,666
Mahanagar Telephone Nigam Ltd. SP ADR[a]	17	19
MetroPCS Communications Inc.[a]	1,226	10,740
Mobile TeleSystems OJSC SP ADR	2,408	45,632
Motorola Solutions Inc.	1,165	56,316
NeoPhotonics Corp.[a]	63	312
NeuStar Inc. Class Aa	281	9,950
Nippon Telegraph and Telephone Corp. SP ADR	5,612	130,086
Nokia OYJ SP ADR	15,285	36,837
NTT DOCOMO Inc. SP ADR	5,436	90,781
Oi SA SP ADR	623	3,501
Philippine Long Distance Telephone Co. SP ADR	396	25,859
Plantronics Inc.	188	6,170
Portugal Telecom SGPS SA SP ADR	1,986	8,480
Premiere Global Services Inc.[a]	207	1,896
Primus Telecommunications Group Inc.	45	712
PT Indosat Tbk SP ADR	90	2,306
PT Telekomunikasi Indonesia SP ADR	1,033	40,111
Rogers Communications Inc. Class B	1,473	57,756
SK Telecom Co. Ltd. SP ADR	887	12,303
Sprint Nextel Corp.[a]	11,997	52,307
Tata Communications Ltd. SP ADR	102	889
Telecom Argentina SA SP ADR	323	3,921
Telecom Italia SpA RNC SP ADR	2,401	16,567
Telecom Italia SpA SP ADR	3,921	31,838
Telefonica SA SP ADR	18,145	205,946
Telephone & Data Systems Inc.	386	9,353
TELUS Corp. NVS	597	36,596
TIM Participacoes SA SP ADR	633	13,388

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

Turkcell Iletisim Hizmetleri AS SP ADR[a]	1,258	$17,373
United States Cellular Corp.[a,b]	61	2,508
Verizon Communications Inc.	11,413	515,183
VimpelCom Ltd. SP ADR	1,258	10,555
Vonage Holdings Corp.[a]	574	1,027

		3,626,847
TEXTILES — 0.03%
Mohawk Industries Inc.[a]	222	14,747
UniFirst Corp.	61	3,820

		18,567
TOYS, GAMES & HOBBIES — 0.00%
LeapFrog Enterprises Inc.[a]	200	2,298

		2,298
TRANSPORTATION — 1.71%
Baltic Trading Ltd.	66	210
Bristow Group Inc.	137	6,270
CAI International Inc.[a]	50	1,034
Canadian National Railway Co.	1,764	155,373
Canadian Pacific Railway Ltd.	686	55,669
Celadon Group Inc.	90	1,344
Con-way Inc.	222	7,908
Costamare Inc.	53	691
CSX Corp.	4,182	95,935
Danaos Corp.[a]	180	725
DHT Holdings Inc.	20	132
Diana Shipping Inc.[a]	261	1,743
Excel Maritime Carriers Ltd.[a]	199	86
FedEx Corp.	1,175	106,102
Frontline Ltd.[b]	206	762
Genco Shipping & Trading Ltd.[a,b]	124	268
Genesee & Wyoming Inc. Class Aa	205	12,722
Guangshen Railway Co. Ltd. Class H SP ADR	116	1,839
GulfMark Offshore Inc. Class Aa	106	3,811
International Shipholding Corp.	27	499
Kansas City Southern Industries Inc.	441	32,105
Kirby Corp.[a,b]	204	10,765
Knight Transportation Inc.	225	3,449
Matson Inc.	166	4,077
MFC Industrial Ltd.	186	1,308
Navios Maritime Holdings Inc.	310	1,088
Nordic American Tankers Ltd.[b]	192	2,246

Security	Shares	Value

Norfolk Southern Corp.	1,305	$96,635
Overseas Shipholding Group Inc.[b]	107	612
RailAmerica Inc.[a]	179	4,910
Roadrunner Transportation Systems Inc.[a]	61	1,066
Ryder System Inc.	189	7,454
Safe Bulkers Inc.	99	590
Scorpio Tankers Inc.[a]	99	595
Seaspan Corp.[b]	146	2,262
Ship Finance International Ltd.[b]	172	2,491
Swift Transportation Co.[a]	317	2,631
Teekay Corp.	173	5,316
Teekay Tankers Ltd. Class A	392	1,525
Tidewater Inc.	207	10,054
Tsakos Energy Navigation Ltd.[b]	266	1,303
Union Pacific Corp.	1,901	233,082
United Parcel Service Inc. Class B	2,980	225,318

		1,104,005
TRUCKING & LEASING — 0.03%
Fly Leasing Ltd. SP ADR	105	1,353
GATX Corp.	188	7,909
Greenbrier Companies Inc. (The)[a]	95	1,549
TAL International Group Inc.	122	4,166
Textainer Group Holdings Ltd.	73	2,746

		17,723
WATER — 0.13%
American States Water Co.	75	3,049
American Water Works Co. Inc.	702	25,447
Aqua America Inc.	554	14,205
California Water Service Group	168	3,103
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	225	18,990
SJW Corp.	52	1,213
Veolia Environnement SP ADR	1,504	17,115

		83,122

TOTAL COMMON STOCKS
(Cost: $77,653,984)		64,609,597

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.15%

MONEY MARKET FUNDS — 3.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,e,f]	1,797,188	$1,797,188
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,e,f]	123,029	123,029
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,e]	121,464	121,464

		2,041,681

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,041,681)		2,041,681

TOTAL INVESTMENTS IN SECURITIES — 102.97%
(Cost: $79,695,665)		66,651,278
Other Assets, Less Liabilities — (2.97)%		(1,923,754)

NET ASSETS — 100.00%		$64,727,524

NVS  —  Non-Voting Shares

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® NYSE 100 INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.64%
Boeing Co. (The)	6,320	$467,111
General Dynamics Corp.	2,742	173,953
Lockheed Martin Corp.	2,745	245,046
United Technologies Corp.	7,703	573,411

		1,459,521
AGRICULTURE — 3.50%
Altria Group Inc.	17,197	618,576
Philip Morris International Inc.	14,410	1,317,650

		1,936,226
APPAREL — 0.52%
Nike Inc. Class B	3,084	287,891

		287,891
AUTO MANUFACTURERS — 0.75%
Ford Motor Co.	31,571	291,716
General Motors Co.[a]	6,091	120,054

		411,770
BANKS — 10.60%
Bank of America Corp.	91,015	668,050
Bank of New York Mellon Corp. (The)	10,079	214,481
Capital One Financial Corp.	4,857	274,372
Citigroup Inc.	24,777	672,200
Goldman Sachs Group Inc. (The)	3,868	390,281
J.P. Morgan Chase & Co.	31,840	1,146,240
Morgan Stanley	12,878	175,914
PNC Financial Services Group Inc. (The)[b]	4,472	264,295
U.S. Bancorp	16,011	536,369
Wells Fargo & Co.	44,898	1,518,001

		5,860,203
BEVERAGES — 4.39%
Coca-Cola Co. (The)	18,107	1,463,045
PepsiCo Inc.	13,212	960,909

		2,423,954
CHEMICALS — 2.41%
Dow Chemical Co. (The)	10,110	290,966
E.I. du Pont de Nemours and Co.	7,923	393,773
Monsanto Co.	4,510	386,146
Praxair Inc.	2,526	262,098

		1,332,983

Security	Shares	Value

COMMERCIAL SERVICES — 0.72%
MasterCard Inc. Class A	912	$398,152

		398,152
COMPUTERS — 5.45%
Accenture PLC Class A	5,448	328,515
EMC Corp.[a,c]	17,573	460,588
Hewlett-Packard Co.	16,724	305,046
International Business Machines Corp.	9,790	1,918,644

		3,012,793
COSMETICS & PERSONAL CARE — 3.48%
Colgate-Palmolive Co.	3,995	428,903
Procter & Gamble Co. (The)	23,151	1,494,166

		1,923,069
DIVERSIFIED FINANCIAL SERVICES — 2.71%
American Express Co.	9,728	561,403
BlackRock Inc.[b]	1,324	225,424
Franklin Resources Inc.	1,160	133,342
Visa Inc. Class A	4,463	576,040

		1,496,209
ELECTRIC — 2.35%
Dominion Resources Inc.	4,833	262,480
Duke Energy Corp.	5,949	403,223
Exelon Corp.	7,207	281,938
Southern Co. (The)	7,344	353,614

		1,301,255
ELECTRICAL COMPONENTS & EQUIPMENT — 0.53%
Emerson Electric Co.	6,130	292,830

		292,830
ELECTRONICS — 0.69%
Honeywell International Inc.	6,588	382,433

		382,433
FOOD — 0.38%
General Mills Inc.	5,411	209,406

		209,406
HEALTH CARE — PRODUCTS — 1.54%
Baxter International Inc.	4,706	275,348
Covidien PLC	4,076	227,767
Medtronic Inc.	8,770	345,713

		848,828

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2012

Security	Shares	Value

HEALTH CARE — SERVICES — 0.80%
UnitedHealth Group Inc.	8,666	$442,746

		442,746
HOUSEHOLD PRODUCTS & WARES — 0.52%
Kimberly-Clark Corp.	3,315	288,107

		288,107
INSURANCE — 2.78%
American International Group Inc.[a]	5,408	169,108
Berkshire Hathaway Inc. Class Ba	8,854	751,173
MetLife Inc.	7,184	221,052
Prudential Financial Inc.	3,950	190,706
Travelers Companies Inc. (The)	3,290	206,119

		1,538,158
LODGING — 0.22%
Las Vegas Sands Corp.	3,261	118,766

		118,766
MACHINERY — 1.31%
Caterpillar Inc.	5,468	460,460
Deere & Co.	3,399	261,111

		721,571
MANUFACTURING — 5.20%
3M Co.	5,866	535,155
Danaher Corp.	4,920	259,825
General Electric Co.	89,524	1,857,623
Illinois Tool Works Inc.	4,037	219,371

		2,871,974
MEDIA — 1.81%
Time Warner Inc.	8,117	317,537
Walt Disney Co. (The)	13,894	682,751

		1,000,288
MINING — 0.90%
Freeport-McMoRan Copper & Gold Inc.	7,945	267,508
Newmont Mining Corp.	4,149	184,506
Southern Copper Corp.	1,373	44,321

		496,335
OIL & GAS — 13.37%
Anadarko Petroleum Corp.	4,223	293,245
Apache Corp.	3,305	284,627
Chevron Corp.	16,667	1,826,370
ConocoPhillips	10,155	552,838
Devon Energy Corp.	3,177	187,824

Security	Shares	Value

EOG Resources Inc.	2,257	$221,208
Exxon Mobil Corp.	39,513	3,431,704
Occidental Petroleum Corp.	6,787	590,673

		7,388,489
OIL & GAS SERVICES — 2.39%
Halliburton Co.	7,805	258,580
National Oilwell Varco Inc.	3,604	260,569
Schlumberger Ltd.	11,266	802,815

		1,321,964
PHARMACEUTICALS — 11.40%
Abbott Laboratories	13,292	881,393
Allergan Inc.	2,600	213,382
Bristol-Myers Squibb Co.	14,279	508,332
Eli Lilly and Co.	9,811	431,978
Johnson & Johnson	23,204	1,606,181
Merck & Co. Inc.	25,697	1,135,036
Pfizer Inc.	63,268	1,520,963

		6,297,265
PIPELINES — 0.28%
Kinder Morgan Inc.	4,265	152,730

		152,730
REAL ESTATE INVESTMENT TRUSTS — 0.73%
Simon Property Group Inc.	2,505	402,027

		402,027
RETAIL — 7.89%
CVS Caremark Corp.	10,835	490,284
Home Depot Inc. (The)	12,933	674,844
Lowe’s Companies Inc.	10,139	257,226
McDonald’s Corp.	8,586	767,245
Target Corp.	5,590	339,034
TJX Companies Inc. (The)	6,201	274,580
Wal-Mart Stores Inc.	14,007	1,042,541
Walgreen Co.	7,295	265,246
Yum! Brands Inc.	3,855	249,958

		4,360,958
SOFTWARE — 0.11%
VMware Inc. Class Aa,c	685	62,171

		62,171
TELECOMMUNICATIONS — 5.36%
AT&T Inc.	49,539	1,878,519

SCHEDULES OF INVESTMENTS	57

Schedule of Investments  (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2012

Security	Shares	Value

Verizon Communications Inc.	24,002	$1,083,450

		2,961,969
TRANSPORTATION — 2.13%
FedEx Corp.	2,480	223,944
Union Pacific Corp.	4,008	491,421
United Parcel Service Inc. Class B	6,123	462,960

		1,178,325

TOTAL COMMON STOCKS
(Cost: $56,701,379)		55,181,366

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,d,e]	63,100	63,100
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,d,e]	4,320	4,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,d]	93,514	93,514

		160,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,934)		160,934

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $56,862,313)		55,342,300
Other Assets, Less Liabilities — (0.15)%		(80,704)

NET ASSETS — 100.00%		$55,261,596

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2012

	iShares S&P North American Technology Sector Index Fund	iShares S&P North American Technology-Multimedia Networking Index Fund	iShares S&P North American Technology-Software Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$464,628,200	$297,123,736	$653,200,297
Affiliated (Note 2)	15,834,448	34,937,353	68,567,225

Total cost of investments	$480,462,648	$332,061,089	$721,767,522

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$479,337,391	$197,123,835	$599,074,213
Affiliated (Note 2)	15,834,448	34,937,353	68,567,225

Total fair value of investments	495,171,839	232,061,188	667,641,438
Receivables:
Dividends and interest	113,868	46,936	157,133
Capital shares sold	16,583	—	—

Total Assets	495,302,290	232,108,124	667,798,571

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	15,212,811	34,578,546	68,018,224
Capital shares redeemed	—	22,369	2,489
Investment advisory fees (Note 2)	187,012	85,043	246,287

Total Liabilities	15,399,823	34,685,958	68,267,000

NET ASSETS	$479,902,467	$197,422,166	$599,531,571

Net assets consist of:
Paid-in capital	$497,484,496	$372,097,868	$700,890,223
Accumulated net realized loss	(32,291,220)	(74,675,801)	(47,232,568)
Net unrealized appreciation (depreciation)	14,709,191	(99,999,901)	(54,126,084)

NET ASSETS	$479,902,467	$197,422,166	$599,531,571

Shares outstanding[b]	7,300,000	8,050,000	10,100,000

Net asset value per share	$65.74	$24.52	$59.36

[a]	Securities on loan with values of $14,813,014, $33,692,455 and $65,790,908, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares S&P North American Natural Resources Sector Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund	iShares NYSE Composite Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,783,166,793	$263,597,837	$77,377,488
Affiliated (Note 2)	56,892,846	19,107,739	2,318,177

Total cost of investments	$1,840,059,639	$282,705,576	$79,695,665

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,689,549,367	$208,599,858	$64,374,615
Affiliated (Note 2)	56,892,846	19,107,739	2,276,663

Total fair value of investments	1,746,442,213	227,707,597	66,651,278
Cash	—	—	13,885
Receivables:
Dividends and interest	1,827,065	105,299	84,287
Capital shares sold	—	11,490	—

Total Assets	1,748,269,278	227,824,386	66,749,450

LIABILITIES
Payables:
Investment securities purchased	—	—	88,160
Collateral for securities on loan (Note 5)	55,079,407	18,971,927	1,920,217
Capital shares redeemed	—	16,290	—
Investment advisory fees (Note 2)	669,142	86,240	13,549

Total Liabilities	55,748,549	19,074,457	2,021,926

NET ASSETS	$1,692,520,729	$208,749,929	$64,727,524

Net assets consist of:
Paid-in capital	$1,974,318,573	$315,358,838	$91,754,943
Undistributed net investment income	143,975	464,826	97,559
Accumulated net realized loss	(188,325,058)	(52,075,756)	(14,080,642)
Net unrealized depreciation	(93,616,761)	(54,997,979)	(13,044,336)

NET ASSETS	$1,692,520,729	$208,749,929	$64,727,524

Shares outstanding[b]	46,300,000	4,000,000	900,000

Net asset value per share	$36.56	$52.19	$71.92

[a]	Securities on loan with values of $52,221,373, $18,935,651 and $1,845,113, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

iShares NYSE 100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$56,193,613
Affiliated (Note 2)	668,700

Total cost of investments	$56,862,313

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$54,691,647
Affiliated (Note 2)	650,653

Total fair value of investments	55,342,300
Receivables:
Dividends and interest	90,994

Total Assets	55,433,294

LIABILITIES
Payables:
Investment securities purchased	95,070
Collateral for securities on loan (Note 5)	67,420
Investment advisory fees (Note 2)	9,208

Total Liabilities	171,698

NET ASSETS	$55,261,596

Net assets consist of:
Paid-in capital	$78,660,451
Undistributed net investment income	127,259
Accumulated net realized loss	(22,006,101)
Net unrealized depreciation	(1,520,013)

NET ASSETS	$55,261,596

Shares outstanding[b]	850,000

Net asset value per share	$65.01

[a]	Securities on loan with a value of $65,330. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2012

	iShares S&P North American Technology Sector Index Fund	iShares S&P North American Technology-Multimedia Networking Index Fund	iShares S&P North American Technology-Software Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,395,002	$2,113,324	$3,134,117
Interest — affiliated (Note 2)	224	371	213
Securities lending income — affiliated (Note 2)	77,065	68,453	333,840

Total investment income	4,472,291	2,182,148	3,468,170

EXPENSES
Investment advisory fees (Note 2)	1,916,944	1,029,009	2,613,028

Total expenses	1,916,944	1,029,009	2,613,028

Net investment income	2,555,347	1,153,139	855,142

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	599,268	(8,411,565)	(10,781,651)
In-kind redemptions — unaffiliated	17,692,617	1,055,448	46,068,947

Net realized gain (loss)	18,291,885	(7,356,117)	35,287,296

Net change in unrealized appreciation/depreciation	966,121	(38,963,531)	(53,786,883)

Net realized and unrealized gain (loss)	19,258,006	(46,319,648)	(18,499,587)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,813,353	$(45,166,509)	$(17,644,445)

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

	iShares S&P North American Natural Resources Sector Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund	iShares NYSE Composite Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$32,499,908	$3,382,058	$1,920,368
Dividends — affiliated (Note 2)	—	—	6,514
Interest — affiliated (Note 2)	890	84	53
Securities lending income — affiliated (Note 2)	426,035	86,627	21,330

	32,926,833	3,468,769	1,948,265
Less: Other foreign taxes (Note 1)	—	—	(357)

Total investment income	32,926,833	3,468,769	1,947,908

EXPENSES
Investment advisory fees (Note 2)	8,692,321	1,081,714	176,797

Total expenses	8,692,321	1,081,714	176,797

Net investment income	24,234,512	2,387,055	1,771,111

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,898,311)	(13,430,189)	(2,688,968)
Investments — affiliated (Note 2)	—	—	(3,673)
In-kind redemptions — unaffiliated	76,840,538	15,309,751	(415,147)
In-kind redemptions — affiliated (Note 2)	—	—	(1,407)

Net realized gain (loss)	68,942,227	1,879,562	(3,109,195)

Net change in unrealized appreciation/depreciation	(440,494,172)	(4,304,409)	92,199

Net realized and unrealized loss	(371,551,945)	(2,424,847)	(3,016,996)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(347,317,433)	$(37,792)	$(1,245,885)

[a]	Net of foreign withholding tax of $991,028, $133,823 and $74,110, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

iShares NYSE 100 Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,436,952
Dividends — affiliated (Note 2)	8,484
Interest — affiliated (Note 2)	31
Securities lending income — affiliated (Note 2)	1,978

Total investment income	1,447,445

EXPENSES
Investment advisory fees (Note 2)	107,687

Total expenses	107,687

Net investment income	1,339,758

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(936,087)
Investments — affiliated (Note 2)	(750)
In-kind redemptions — unaffiliated	(9,495)
In-kind redemptions — affiliated (Note 2)	588

Net realized loss	(945,744)

Net change in unrealized appreciation/depreciation	3,907,397

Net realized and unrealized gain	2,961,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,301,411

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology-Multimedia Networking Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$2,555,347	$1,992,443	$1,153,139	$(118,564)
Net realized gain (loss)	18,291,885	20,722,606	(7,356,117)	38,779,373
Net change in unrealized appreciation/depreciation	966,121	48,703,671	(38,963,531)	(52,299,356)

Net increase (decrease) in net assets resulting from operations	21,813,353	71,418,720	(45,166,509)	(13,638,547)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,627,980)	(2,110,834)	(1,153,139)	(186,261)
Return of capital	—	—	(142,439)	—

Total distributions to shareholders	(2,627,980)	(2,110,834)	(1,295,578)	(186,261)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	125,620,670	91,290,004	172,024,278	290,553,032
Cost of shares redeemed	(80,117,129)	(130,238,741)	(122,814,678)	(265,741,240)

Net increase (decrease) in net assets from capital share transactions	45,503,541	(38,948,737)	49,209,600	24,811,792

INCREASE IN NET ASSETS	64,688,914	30,359,149	2,747,513	10,986,984

NET ASSETS
Beginning of year	415,213,553	384,854,404	194,674,653	183,687,669

End of year	$479,902,467	$415,213,553	$197,422,166	$194,674,653

SHARES ISSUED AND REDEEMED
Shares sold	1,900,000	1,500,000	5,950,000	8,200,000
Shares redeemed	(1,300,000)	(2,200,000)	(4,600,000)	(8,200,000)

Net increase (decrease) in shares outstanding	600,000	(700,000)	1,350,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology-Software Index Fund		iShares S&P North American Natural Resources Sector Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$855,142	$(559,566)	$24,234,512	$20,589,653
Net realized gain	35,287,296	27,697,772	68,942,227	43,843,441
Net change in unrealized appreciation/depreciation	(53,786,883)	35,618,395	(440,494,172)	507,578,356

Net increase (decrease) in net assets resulting from operations	(17,644,445)	62,756,601	(347,317,433)	572,011,450

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(927,449)	—	(23,455,194)	(29,187,096)

Total distributions to shareholders	(927,449)	—	(23,455,194)	(29,187,096)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	401,390,050	386,247,020	172,079,874	338,734,011
Cost of shares redeemed	(368,400,088)	(128,432,018)	(333,028,076)	(239,363,444)

Net increase (decrease) in net assets from capital share transactions	32,989,962	257,815,002	(160,948,202)	99,370,567

INCREASE (DECREASE) IN NET ASSETS	14,418,068	320,571,603	(531,720,829)	642,194,921

NET ASSETS
Beginning of year	585,113,503	264,541,900	2,224,241,558	1,582,046,637

End of year	$599,531,571	$585,113,503	$1,692,520,729	$2,224,241,558

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$—	$143,975	$(1,248,228)

SHARES ISSUED AND REDEEMED
Shares sold	6,650,000	6,500,000	4,550,000	8,050,000
Shares redeemed	(6,450,000)	(2,200,000)	(8,650,000)	(5,700,000)

Net increase (decrease) in shares outstanding	200,000	4,300,000	(4,100,000)	2,350,000

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX SOX Semiconductor Sector Index Fund		iShares NYSE Composite Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,387,055	$1,835,188	$1,771,111	$2,081,923
Net realized gain (loss)	1,879,562	9,823,827	(3,109,195)	1,211,313
Net change in unrealized appreciation/depreciation	(4,304,409)	6,597,414	92,199	12,917,904

Net increase (decrease) in net assets resulting from operations	(37,792)	18,256,429	(1,245,885)	16,211,140

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,028,998)	(1,728,419)	(1,793,077)	(2,185,923)

Total distributions to shareholders	(2,028,998)	(1,728,419)	(1,793,077)	(2,185,923)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,045,019,706	961,553,354	—	—
Cost of shares redeemed	(999,256,836)	(1,093,493,094)	(17,297,048)	(28,432,759)

Net increase (decrease) in net assets from capital share transactions	45,762,870	(131,939,740)	(17,297,048)	(28,432,759)

INCREASE (DECREASE) IN NET ASSETS	43,696,080	(115,411,730)	(20,336,010)	(14,407,542)

NET ASSETS
Beginning of year	165,053,849	280,465,579	85,063,534	99,471,076

End of year	$208,749,929	$165,053,849	$64,727,524	$85,063,534

Undistributed net investment income included in net assets at end of year	$464,826	$106,769	$97,559	$114,550

SHARES ISSUED AND REDEEMED
Shares sold	19,850,000	17,300,000	—	—
Shares redeemed	(19,000,000)	(20,250,000)	(250,000)	(400,000)

Net increase (decrease) in shares outstanding	850,000	(2,950,000)	(250,000)	(400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,339,758	$1,412,394
Net realized gain (loss)	(945,744)	339,632
Net change in unrealized appreciation/depreciation	3,907,397	8,591,714

Net increase in net assets resulting from operations	4,301,411	10,343,740

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,319,711)	(1,430,469)

Total distributions to shareholders	(1,319,711)	(1,430,469)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	8,284,648
Cost of shares redeemed	(5,985,027)	(20,353,480)

Net decrease in net assets from capital share transactions	(5,985,027)	(12,068,832)

DECREASE IN NET ASSETS	(3,003,327)	(3,155,561)

NET ASSETS
Beginning of year	58,264,923	61,420,484

End of year	$55,261,596	$58,264,923

Undistributed net investment income included in net assets at end of year	$127,259	$107,212

SHARES ISSUED AND REDEEMED
Shares sold	—	150,000
Shares redeemed	(100,000)	(350,000)

Net decrease in shares outstanding	(100,000)	(200,000)

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$61.97	$52.01	$45.93	$51.89	$56.11

Income from investment operations:
Net investment income[a]	0.40	0.28	0.19	0.21	0.11
Net realized and unrealized gain (loss)[b]	3.80	9.98	6.10	(5.94)	(4.21)

Total from investment operations	4.20	10.26	6.29	(5.73)	(4.10)

Less distributions from:
Net investment income	(0.43)	(0.30)	(0.21)	(0.23)	(0.10)
Return of capital	—	—	—	—	(0.02)

Total distributions	(0.43)	(0.30)	(0.21)	(0.23)	(0.12)

Net asset value, end of year	$65.74	$61.97	$52.01	$45.93	$51.89

Total return	6.80%	19.73%	13.67%	(10.91)%	(7.32)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$479,902	$415,214	$384,854	$332,973	$337,314
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.64%	0.46%	0.36%	0.52%	0.20%
Portfolio turnover rate[c]	9%	12%	11%	9%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Multimedia Networking Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$29.06	$27.42	$24.70	$28.86	$35.33

Income from investment operations:
Net investment income (loss)[a]	0.15	(0.02)	0.05	0.05	(0.03)
Net realized and unrealized gain (loss)[b]	(4.53)	1.69	2.74	(4.15)	(6.44)

Total from investment operations	(4.38)	1.67	2.79	(4.10)	(6.47)

Less distributions from:
Net investment income	(0.14)	(0.03)	(0.05)	(0.05)	—
Return of capital	(0.02)	—	(0.02)	(0.01)	(0.00)[c]

Total distributions	(0.16)	(0.03)	(0.07)	(0.06)	(0.00)[c]

Net asset value, end of year	$24.52	$29.06	$27.42	$24.70	$28.86

Total return	(15.12)%	6.07%	11.31%	(14.12)%	(18.31)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$197,422	$194,675	$183,688	$161,778	$93,811
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.54%	(0.05)%	0.18%	0.24%	(0.10)%
Portfolio turnover rate[d]	33%	28%	25%	34%	23%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Software Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$59.10	$47.24	$40.70	$47.47	$45.83

Income from investment operations:
Net investment income (loss)[a]	0.09	(0.07)	(0.05)	(0.03)	(0.14)
Net realized and unrealized gain (loss)[b]	0.27	11.93	6.59	(6.74)	1.78

Total from investment operations	0.36	11.86	6.54	(6.77)	1.64

Less distributions from:
Net investment income	(0.10)	—	—	—	—

Total distributions	(0.10)	—	—	—	—

Net asset value, end of year	$59.36	$59.10	$47.24	$40.70	$47.47

Total return	0.61%	25.11%	16.07%	(14.26)%	3.58%

Ratios/Supplemental data:
Net assets, end of year (000s)	$599,532	$585,114	$264,542	$301,147	$441,477
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.16%	(0.12)%	(0.11)%	(0.09)%	(0.30)%
Portfolio turnover rate[c]	10%	18%	14%	22%	18%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]
Net asset value, beginning of year	$44.13	$32.93	$29.75	$43.45	$40.04

Income from investment operations:
Net investment income[b]	0.51	0.41	0.49	0.37	0.32
Net realized and unrealized gain (loss)[c]	(7.59)	11.37	3.06	(13.72)	3.41

Total from investment operations	(7.08)	11.78	3.55	(13.35)	3.73

Less distributions from:
Net investment income	(0.49)	(0.58)	(0.37)	(0.35)	(0.32)

Total distributions	(0.49)	(0.58)	(0.37)	(0.35)	(0.32)

Net asset value, end of year	$36.56	$44.13	$32.93	$29.75	$43.45

Total return	(16.04)%	35.89%	11.88%	(30.55)%	9.25%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,692,521	$2,224,242	$1,582,047	$1,427,861	$2,157,091
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.34%	1.00%	1.46%	1.30%	0.73%
Portfolio turnover rate[d]	8%	11%	7%	18%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX SOX Semiconductor Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$52.40	$45.98	$42.29	$46.99	$65.92

Income from investment operations:
Net investment income[a]	0.55	0.44	0.40	0.38	0.31
Net realized and unrealized gain (loss)[b]	(0.32)	6.49	3.73	(4.70)	(18.94)

Total from investment operations	0.23	6.93	4.13	(4.32)	(18.63)

Less distributions from:
Net investment income	(0.44)	(0.51)	(0.44)	(0.38)	(0.29)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.44)	(0.51)	(0.44)	(0.38)	(0.30)

Net asset value, end of year	$52.19	$52.40	$45.98	$42.29	$46.99

Total return	0.45%	15.02%	9.72%	(8.87)%	(28.35)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$208,750	$165,054	$280,466	$226,250	$180,919
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.06%	0.81%	0.86%	1.07%	0.55%
Portfolio turnover rate[c]	27%	52%	9%	15%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$73.97	$64.17	$58.96	$77.38	$87.41

Income from investment operations:
Net investment income[a]	1.75	1.55	1.41	1.69	2.10
Net realized and unrealized gain (loss)[b]	(2.02)	9.93	5.26	(18.44)	(10.14)

Total from investment operations	(0.27)	11.48	6.67	(16.75)	(8.04)

Less distributions from:
Net investment income	(1.78)	(1.68)	(1.46)	(1.67)	(1.99)

Total distributions	(1.78)	(1.68)	(1.46)	(1.67)	(1.99)

Net asset value, end of year	$71.92	$73.97	$64.17	$58.96	$77.38

Total return	(0.22)%	17.97%	11.34%	(21.44)%	(9.38)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$64,728	$85,064	$99,471	$100,239	$116,068
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.50%	2.15%	2.18%	3.08%	2.45%
Portfolio turnover rate[c]	11%	5%	8%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$61.33	$53.41	$49.68	$64.74	$76.24

Income from investment operations:
Net investment income[a]	1.51	1.34	1.22	1.45	1.82
Net realized and unrealized gain (loss)[b]	3.66	7.92	3.74	(15.02)	(11.32)

Total from investment operations	5.17	9.26	4.96	(13.57)	(9.50)

Less distributions from:
Net investment income	(1.49)	(1.34)	(1.23)	(1.49)	(2.00)

Total distributions	(1.49)	(1.34)	(1.23)	(1.49)	(2.00)

Net asset value, end of year	$65.01	$61.33	$53.41	$49.68	$64.74

Total return	8.64%	17.42%	9.96%	(20.90)%	(12.76)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$55,262	$58,265	$61,420	$64,583	$90,640
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.49%	2.24%	2.26%	2.97%	2.47%
Portfolio turnover rate[c]	10%	7%	9%	15%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P North American Technology Sector	Non-diversified
S&P North American Technology-Multimedia Networking	Non-diversified
S&P North American Technology-Software	Non-diversified
S&P North American Natural Resources Sector	Non-diversified
PHLX SOX Semiconductor Sector	Non-diversified
NYSE Composite	Diversified
NYSE 100	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P North American Technology Sector
Assets:
Common Stocks	$479,337,391	$—	$—	$479,337,391
Short-Term Investments	15,834,448	—	—	15,834,448

	$495,171,839	$—	$—	$495,171,839

S&P North American Technology-Multimedia Networking
Assets:
Common Stocks	$197,123,835	$—	$—	$197,123,835
Short-Term Investments	34,937,353	—	—	34,937,353

	$232,061,188	$—	$—	$232,061,188

S&P North American Technology-Software
Assets:
Common Stocks	$599,074,213	$—	$—	$599,074,213
Short-Term Investments	68,567,225	—	—	68,567,225

	$667,641,438	$—	$—	$667,641,438

S&P North American Natural Resources Sector
Assets:
Common Stocks	$1,689,549,367	$—	$—	$1,689,549,367
Short-Term Investments	56,892,846	—	—	56,892,846

	$1,746,442,213	$—	$—	$1,746,442,213

PHLX SOX Semiconductor Sector
Assets:
Common Stocks	$208,599,858	$—	$—	$208,599,858
Short-Term Investments	19,107,739	—	—	19,107,739

	$227,707,597	$—	$—	$227,707,597

NYSE Composite
Assets:
Common Stocks	$64,609,558	$39	$—	$64,609,597
Short-Term Investments	2,041,681	—	—	2,041,681

	$66,651,239	$39	$—	$66,651,278

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
NYSE 100
Assets:
Common Stocks	$55,181,366	$—	$—	$55,181,366
Short-Term Investments	160,934	—	—	160,934

	$55,342,300	$—	$—	$55,342,300

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of July 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector and iShares PHLX SOX Semiconductor Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended July 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$41,496
S&P North American Technology-Multimedia Networking	36,859
S&P North American Technology-Software	179,760
S&P North American Natural Resources Sector	229,403
PHLX SOX Semiconductor Sector	46,645
NYSE Composite	11,485
NYSE 100	1,065

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended July 31, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended July 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
NYSE Composite
BlackRock Inc.	507	277	(155)	629	$107,094	$2,819	$(1,117)
PennyMac Mortgage Investment Trust	—	136	(24)	112	2,360	198	8
PNC Financial Services Group Inc. (The)	2,653	151	(680)	2,124	125,528	3,497	(3,971)

					$234,982	$6,514	$(5,080)

NYSE 100
BlackRock Inc.	—	1,344	(20)	1,324	$225,424	$1,656	$(545)
PNC Financial Services Group Inc. (The)	4,928	217	(673)	4,472	264,295	6,828	383

					$489,719	$8,484	$(162)

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$35,336,262	$35,437,110
S&P North American Technology-Multimedia Networking	70,280,283	69,740,184
S&P North American Technology-Software	55,999,659	56,702,448
S&P North American Natural Resources Sector	139,207,255	139,649,399
PHLX SOX Semiconductor Sector	61,980,718	61,661,285
NYSE Composite	7,767,160	7,819,605
NYSE 100	5,421,726	5,405,327

In-kind transactions (see Note 4) for the year ended July 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$125,459,739	$79,961,357
S&P North American Technology-Multimedia Networking	171,836,214	122,677,279
S&P North American Technology-Software	400,797,478	367,354,126
S&P North American Natural Resources Sector	171,684,583	332,442,472
PHLX SOX Semiconductor Sector	1,044,109,530	998,036,542
NYSE Composite	—	17,159,790
NYSE 100	—	5,972,411

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012, attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income, and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P North American Technology Sector	$14,042,079	$72,633	$(14,114,712)
S&P North American Technology-Multimedia Networking	(5,314,179)	—	5,314,179
S&P North American Technology-Software	36,553,651	72,307	(36,625,958)
S&P North American Natural Resources Sector	50,048,438	612,885	(50,661,323)
PHLX SOX Semiconductor Sector	382,207	—	(382,207)
NYSE Composite	(1,066,169)	4,975	1,061,194
NYSE 100	(396,743)	—	396,743

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

iShares Index Fund	2012	2011
S&P North American Technology Sector
Ordinary income	$2,627,980	$2,110,834

S&P North American Technology-Multimedia Networking
Ordinary income	$1,153,139	$186,261
Return of capital	142,439	—

	$1,295,578	$186,261

S&P North American Technology-Software
Ordinary income	$927,449	$—

S&P North American Natural Resources Sector
Ordinary income	$23,455,194	$29,187,096

PHLX SOX Semiconductor Sector
Ordinary income	$2,028,998	$1,728,419

NYSE Composite
Ordinary income	$1,793,077	$2,185,923

NYSE 100
Ordinary income	$1,319,711	$1,430,469

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P North American Technology Sector	$—	$(25,179,735)	$7,597,706	$—	$(17,582,029)
S&P North American Technology-Multimedia Networking	—	(66,598,106)	(105,389,529)	(2,688,067)	(174,675,702)
S&P North American Technology-Software	—	(36,742,099)	(64,140,267)	(476,286)	(101,358,652)
S&P North American Natural Resources Sector	1,776,270	(135,346,727)	(148,227,387)	—	(281,797,844)
PHLX SOX Semiconductor Sector	464,826	(47,207,278)	(59,732,021)	(134,436)	(106,608,909)
NYSE Composite	109,542	(12,316,135)	(13,702,916)	(1,117,910)	(27,027,419)
NYSE 100	127,259	(21,225,648)	(1,906,274)	(394,192)	(23,398,855)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P North American Technology Sector	$—	$143,622	$184,019	$1,580,603	$850,629	$5,220,553	$10,528,527	$6,671,782	$25,179,735
S&P North American Technology-Multimedia Networking	1,737,862	981,871	4,629,661	8,142,402	20,065,788	1,494,613	14,891,975	14,653,934	66,598,106
S&P North American Technology-Software	—	—	—	2,521,846	289,827	6,215,064	27,274,356	441,006	36,742,099
S&P North American Natural Resources Sector	14,028,636	—	1,870,831	785,924	2,497,939	17,704,391	84,798,764	13,660,242	135,346,727
PHLX SOX Semiconductor Sector	—	2,373	1,635,360	5,309,649	17,237,123	6,663,495	4,103,013	12,256,265	47,207,278
NYSE Composite	1,704,886	—	—	8,687	506,184	1,332,864	6,691,026	2,072,488	12,316,135
NYSE 100	236,842	—	208,513	123,690	775,077	4,111,123	14,666,625	1,103,778	21,225,648

[a]	Must be utilized prior to losses subject to expiration.

For the year ended July 31, 2012, the Funds utilized their capital loss carryforwards as follows:

iShares Index Fund	Utilized
S&P North American Technology Sector	$956,571
S&P North American Technology-Software	1,105,813
PHLX SOX Semiconductor Sector	162,683

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P North American Technology Sector	$487,574,133	$75,950,895	$(68,353,189)	$7,597,706
S&P North American Technology-Multimedia Networking	337,450,717	2,436,144	(107,825,673)	(105,389,529)
S&P North American Technology-Software	731,781,705	20,235,315	(84,375,582)	(64,140,267)
S&P North American Natural Resources Sector	1,894,670,265	164,552,170	(312,780,222)	(148,228,052)
PHLX SOX Semiconductor Sector	287,439,618	2,851,930	(62,583,951)	(59,732,021)
NYSE Composite	80,354,245	6,907,757	(20,610,724)	(13,702,967)
NYSE 100	57,248,574	6,741,259	(8,647,533)	(1,906,274)

Management has reviewed the tax positions as of July 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P North American Technology Sector Index Fund, iShares S&P North American Technology-Multimedia Networking Index Fund, iShares S&P North American Technology-Software Index Fund, iShares S&P North American Natural Resources Sector Index Fund, iShares PHLX SOX Semiconductor Sector Index Fund, iShares NYSE Composite Index Fund and iShares NYSE 100 Index Fund (the “Funds”), at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	87

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended July 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P North American Technology Sector	100.00%
S&P North American Technology-Multimedia Networking	100.00
S&P North American Technology-Software	100.00
S&P North American Natural Resources Sector	100.00
PHLX SOX Semiconductor Sector	100.00
NYSE Composite	53.69
NYSE 100	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

iShares Index Fund	Qualified Dividend Income
S&P North American Technology Sector	$2,627,980
S&P North American Technology-Multimedia Networking	1,153,139
S&P North American Technology-Software	927,449
S&P North American Natural Resources Sector	23,455,194
PHLX SOX Semiconductor Sector	2,028,998
NYSE Composite	1,793,077
NYSE 100	1,319,711

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited)

iSHARES® TRUST

I. iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector Index Funds and iShares PHLX SOX Semiconductor Sector

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares NYSE Composite and iShares NYSE 100 Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for iShares NYSE 100 Index Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving such Fund shareholders, from inception, the benefits of lower fees, and further noted that should material economies of scale exist in the future, a breakpoint structure for iShares NYSE Composite Index Fund may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	95

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P North American Technology-Multimedia Networking	$0.13901	$—	$0.01921	$0.15822	88%	—%	12%		100%
S&P North American Natural Resources Sector	0.49466	—	0.00010	0.49476	100	—	0	[a]	100
NYSE Composite	1.77219	—	0.01215	1.78434	99	—	1		100
NYSE 100	1.48686	—	0.00179	1.48865	100	—	0	[a]	100

[a]	Rounds to less than 1%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P North American Technology Sector Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	1	0.07
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	7	0.51
Between 0.5% and –0.5%	1,361	98.35
Less than –0.5% and Greater than –1.0%	6	0.43
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5% and Greater than –2.0%	1	0.07
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –2.5%	1	0.07

	1,384	100.00%

iShares S&P North American Technology-Multimedia Networking Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.14%
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	13	0.94
Between 0.5% and –0.5%	1,354	97.83
Less than –0.5% and Greater than –1.0%	7	0.51
Less than –1.0%	3	0.22

	1,384	100.00%

SUPPLEMENTAL INFORMATION	97

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P North American Technology-Software Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.14%
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	2	0.14
Greater than 0.5% and Less than 1.0%	8	0.58
Between 0.5% and –0.5%	1,361	98.35
Less than –0.5% and Greater than –1.0%	5	0.37
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5% and Greater than –2.0%	1	0.07
Less than –2.0%	1	0.07

	1,384	100.00%

iShares S&P North American Natural Resources Sector Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.29%
Greater than 0.5% and Less than 1.0%	7	0.51
Between 0.5% and –0.5%	1,356	97.99
Less than –0.5% and Greater than –1.0%	11	0.78
Less than –1.0% and Greater than –1.5%	4	0.29
Less than –1.5%	2	0.14

	1,384	100.00%

iShares PHLX SOX Semiconductor Sector Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	3	0.22
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	8	0.58
Between 0.5% and –0.5%	1,362	98.40
Less than –0.5% and Greater than –1.0%	4	0.29
Less than –1.0%	3	0.22

	1,384	100.00%

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares NYSE Composite Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	9	0.65%
Greater than 1.0% and Less than 1.5%	6	0.43
Greater than 0.5% and Less than 1.0%	6	0.43
Between 0.5% and –0.5%	1,356	97.99
Less than –0.5% and Greater than –1.0%	4	0.29
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5%	1	0.07

	1,384	100.00%

iShares NYSE 100 Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.22%
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.5% and Less than 1.0%	9	0.65
Between 0.5% and –0.5%	1,361	98.35
Less than –0.5% and Greater than –1.0%	3	0.22
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5%	1	0.07

	1,384	100.00%

SUPPLEMENTAL INFORMATION	99

Trustee and Officer Information  (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	101

Trustee and Officer Information  (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

TRUSTEE AND OFFICER INFORMATION	103

Notes:

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	105

Notes:

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, The NASDAQ OMX Group, Inc. or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-71-0712

July 31, 2012

2012 Annual Report

iShares Trust

iShares MSCI EAFE Growth Index Fund  |  EFG  |  NYSE Arca

iShares MSCI EAFE Value Index Fund  |  EFV  |  NYSE Arca

iShares MSCI EAFE Small Cap Index Fund  |  SCZ  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.59)%	(11.01)%	(10.44)%	(4.20)%	(4.21)%	(4.12)%	2.78%	2.68%	2.94%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.59)%	(11.01)%	(10.44)%	(19.30)%	(19.35)%	(18.98)%	21.17%	20.33%	22.44%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	34.34%
Industrial	14.08
Consumer Cyclical	13.54
Basic Materials	12.62
Financial	8.33
Energy	4.93
Communications	4.68
Technology	4.17
Utilities	1.68
Diversified	1.29
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	2.72%
Roche Holding AG Genusschein (Switzerland)	2.57
GlaxoSmithKline PLC (United Kingdom)	2.39
BHP Billiton Ltd. (Australia)	2.23
Toyota Motor Corp. (Japan)	2.20
British American Tobacco PLC (United Kingdom)	2.16
BASF SE (Germany)	1.38
Diageo PLC (United Kingdom)	1.38
BG Group PLC (United Kingdom)	1.38
Anheuser-Busch InBev NV (Belgium)	1.30

TOTAL	19.71%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (10.59)%, net of fees, while the total return for the Index was (10.44)%.

International stocks posted double-digit declines for the reporting period. International equity markets began the reporting period on a down note as a slowdown in economic activity in many regions of the world and a worsening sovereign debt crisis in Europe put downward pressure on stock markets worldwide. After bottoming in October of 2011, however, international stocks reversed course and began a steady upward climb that extended through the first quarter of 2012. The rebound in international equity markets was driven in part by signs of improving economic conditions, particularly in the U.S. and U.K., which eased fears of a worldwide recession. Furthermore, efforts by European authorities to provide liquidity to the debt markets and support the banking sector provided some measure of relief. International stocks fell back over the last four months of the reporting period, giving up much of their prior gains amid weaker economic data and renewed turmoil in Europe.

Another factor behind the overall decline for international stocks was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. In local currency terms, the Index returned (2.69)% for the reporting period. Most notably, during the reporting period, the dollar appreciated by 17% versus the euro as the ups and downs of the European sovereign debt crisis weighed on the euro. The U.S. dollar also advanced by 4.5% versus the British pound and advanced by 2% against the Japanese yen. Japan and the U.K. represented the largest individual country weightings in the Index as of the end of the reporting period.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

As represented by the Index, international growth stocks declined for the reporting period, but they held up better than their value-oriented counterparts and the broad international equity indexes. Much of the outperformance occurred during the market rally in early 2012 as global economic conditions improved.

Within the Index, growth stocks in the Asia/Pacific region, which comprised about 35% of the Index, suffered the largest losses on a regional basis. The Japanese and Australian markets had the biggest negative impact in this region as slowing economic activity in China and other emerging markets led to reduced demand for the two countries’ exports. European growth stocks, which comprised more than 60% of the Index at the end of the reporting period, also declined, but to a lesser extent. The sovereign debt crisis, which weighed on governments and economies across southern Europe, and concerns about the potential negative impact on Europe’s banking sector led to the broad decline in European stocks. The biggest decliners among growth stocks in Europe included Greece, Italy, and Austria, while Belgium and Ireland posted the best returns.

From a sector perspective, eight of the ten sectors in the Index declined for the reporting period. The utilities and materials sectors fell the most, declining by more than 15% as commodity prices slumped. The industrials and financials sectors also posted meaningful declines. The only two sectors of the Index to post positive returns for the reporting period were the consumer staples and health care sectors, which are considered to be defensive sectors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.52)%	(12.44)%	(12.49)%	(7.19)%	(7.14)%	(7.16)%	0.81%	0.75%	0.91%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.52)%	(12.44)%	(12.49)%	(31.12)%	(30.96)%	(31.01)%	5.81%	5.37%	6.51%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Financial	35.91%
Consumer Non-Cyclical	11.42
Energy	11.17
Communications	10.19
Consumer Cyclical	9.25
Industrial	8.12
Utilities	6.16
Basic Materials	5.88
Other**	1.45
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	3.07%
Vodafone Group PLC (United Kingdom)	2.90
Novartis AG Registered (Switzerland)	2.75
BP PLC (United Kingdom)	2.57
Royal Dutch Shell PLC Class A (United Kingdom)	2.54
Sanofi (France)	2.02
Total SA (France)	2.00
Commonwealth Bank of Australia (Australia)	1.96
Royal Dutch Shell PLC Class B (United Kingdom)	1.91
Westpac Banking Corp. (Australia)	1.52

TOTAL	23.24%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (12.52)%, net of fees, while the total return for the Index was (12.49)%.

International stocks posted double-digit declines for the reporting period. International equity markets began the reporting period on a down note as a slowdown in economic activity in many regions of the world and a worsening sovereign debt crisis in Europe put downward pressure on stock markets worldwide. After bottoming in October of 2011, however, international stocks reversed course and began a steady upward climb that extended through the first quarter of 2012. The rebound in international equity markets was driven in part by signs of improving economic conditions, particularly in the U.S. and U.K., which eased fears of a worldwide recession. Furthermore, efforts by European authorities to provide liquidity to the debt markets and support the banking sector provided some measure of relief. International stocks fell back over the last four months of the reporting period, giving up much of their prior gains amid weaker economic data and renewed turmoil in Europe.

Another factor behind the overall decline for international stocks was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. In local currency terms, the Index returned (5.14)% for the reporting period. Most notably, during the reporting period, the dollar appreciated by 17% versus the euro as the ups and downs of the European sovereign debt crisis weighed on the euro. The U.S. dollar also advanced by 4.5% versus the British pound and advanced by 2% against the Japanese yen. Japan and the U.K. represented the largest individual country weightings in the Index as of the end of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

As represented by the Index, international value stocks declined for the reporting period and trailed both their growth-oriented counterparts and the broad international equity indexes. Much of the underperformance occurred during the market rally in early 2012. In addition, financial stocks comprised more than one-third of the Index, and this sector of the market declined markedly, led by European banks.

Within the Index, value stocks in Europe, which comprised more than 60% of the Index at the end of the reporting period, suffered the largest losses on a regional basis. The sovereign debt crisis weighed on governments and economies across southern Europe, and concerns about the potential negative impact on Europe’s banking sector led to the broad decline in European stocks. The biggest decliners among value stocks in Europe included Greece, Portugal, and Spain, while the U.K. and Ireland held up best. Value stocks in the Asia/Pacific region, which comprised about 35% of the Index, declined modestly for the reporting period. Value shares in Australia and New Zealand posted double-digit gains for the reporting period, while Japan declined the most.

From a sector perspective, nine of the ten sectors in the Index declined for the reporting period. The information technology sector, the smallest sector weighting in the Index, declined by more than 25% for the reporting period. The utilities and materials sectors fell by more than 20% as commodity prices slumped. The only sector of the Index to post a positive return for the reporting period was the health care sector, which is considered to be a defensive sector.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.06)%	(13.86)%	(13.84)%	(4.63)%	(4.80)%	(4.46)%	(19.75)%	(20.41)%	(19.08)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Industrial	21.80%
Financial	19.71
Consumer Cyclical	16.11
Consumer Non-Cyclical	14.82
Basic Materials	8.92
Communications	6.66
Energy	4.93
Technology	4.50
Utilities	1.41
Diversified	0.77
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Pennon Group PLC (United Kingdom)	0.40%
PSP Swiss Property AG Registered (Switzerland)	0.39
MTU Aero Engines Holding AG (Germany)	0.38
Symrise AG (Germany)	0.35
Bilfinger Berger SE (Germany)	0.35
Suntec REIT (Singapore)	0.34
Aegis Group PLC (United Kingdom)	0.33
Informa PLC (United Kingdom)	0.33
Travis Perkins PLC (United Kingdom)	0.32
John Wood Group PLC (United Kingdom)	0.32

TOTAL	3.51%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Small Cap Index (the “Index”). The Index represents the small capitalization segment of the MSCI EAFE® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (13.06)%, net of fees, while the total return for the Index was (13.84)%.

International stocks posted double-digit declines for the reporting period. International equity markets began the reporting period on a down note as a slowdown in economic activity in many regions of the world and a worsening sovereign debt crisis in Europe put downward pressure on stock markets worldwide. After bottoming in October of 2011, however, international stocks reversed course and began a steady upward climb that extended through the first quarter of 2012. The rebound in international equity markets was driven in part by signs of improving economic conditions, particularly in the U.S. and U.K., which eased fears of a worldwide recession. Furthermore, efforts by European authorities to provide liquidity to the debt markets and support the banking sector provided some measure of relief. International stocks fell back over the last four months of the reporting period, giving up much of their prior gains amid weaker economic data and renewed turmoil in Europe.

Another factor behind the overall decline for international stocks was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. In local currency terms, the Index returned (7.79)% for the reporting period. Most notably, during the reporting period, the dollar appreciated by 17% versus the euro as the ups and downs of the European sovereign debt crisis weighed on the euro. The U.S. dollar also advanced by 4.5% versus the British pound and advanced by 2% against the Japanese yen. Japan and the U.K. represented the largest individual country weightings in the Index as of the end of the reporting period.

As represented by the Index, international small-cap stocks declined for the reporting period and lagged both their large-cap counterparts and the broad international equity indexes. The turbulence in Europe and uncertain economic environment led to a general trend toward risk aversion, and small-cap issues were adversely affected by this trend.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Within the Index, small-cap stocks in Europe, which comprised approximately half of the Index at the end of the reporting period, suffered the largest losses on a regional basis. The sovereign debt crisis weighed on governments and economies across southern Europe, and concerns about the potential negative impact on Europe’s banking sector led to the broad decline in European stocks. The biggest decliners among small-cap stocks in Europe included Greece, Portugal, Italy, and Spain, while the U.K. and Sweden held up relatively better. Small-cap stocks in the Asia/Pacific region, which comprised about 45% of the Index, also declined, but to a lesser extent. Small-cap issues in Hong Kong and Australia fell the most in this region, while New Zealand posted the smallest declines.

Every sector within the Index declined for the reporting period, led by the economically sensitive materials and industrials sectors. The financials and consumer discretionary sectors of the Index also declined meaningfully for the reporting period. The telecommunication services, utilities, and consumer staples sectors — generally considered to be defensive sectors of the market — performed best.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
EAFE Growth
Actual	$1,000.00	$1,001.40	0.40%	$1.99
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01
EAFE Value
Actual	1,000.00	975.70	0.40	1.96
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01
EAFE Small Cap
Actual	1,000.00	972.70	0.40	1.96
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.91%

AUSTRALIA — 8.82%
AGL Energy Ltd.	134,008	$2,214,067
Alumina Ltd.	642,600	459,843
Amcor Ltd.	301,000	2,388,351
APA Group[a]	86,968	448,452
Asciano Group	239,792	1,095,178
ASX Ltd.	21,896	719,379
BHP Billiton Ltd.	804,104	27,019,135
Brambles Ltd.	388,921	2,549,821
Campbell Brothers Ltd.	17,136	845,751
Centro Retail Australia	334,880	722,443
Coca-Cola Amatil Ltd.	142,352	2,086,772
Cochlear Ltd.	14,280	990,917
Computershare Ltd.	109,200	881,411
Crown Ltd.	103,208	917,763
CSL Ltd.	129,024	5,797,739
Echo Entertainment Group Ltd.	91,784	403,742
Fortescue Metals Group Ltd.	345,576	1,501,945
Iluka Resources Ltd.	105,280	1,053,626
Incitec Pivot Ltd.	409,808	1,341,223
Insurance Australia Group Ltd.	512,904	2,034,875
James Hardie Industries SE	108,584	956,426
Lynas Corp. Ltd.[b]	432,712	366,568
Metcash Ltd.	205,016	735,703
Newcrest Mining Ltd.	191,968	4,747,413
Orica Ltd.	90,944	2,382,096
Origin Energy Ltd.	270,872	3,366,467
QR National Ltd.	425,600	1,433,217
Ramsay Health Care Ltd.	31,640	789,790
Rio Tinto Ltd.	109,424	6,126,106
Santos Ltd.	235,480	2,663,930
Sims Metal Management Ltd.	18,256	159,457
Sydney Airport	98,112	325,232
Transurban Group	330,400	2,127,903
Wesfarmers Ltd.	250,432	8,588,839
Whitehaven Coal Ltd.	110,208	425,637
Woodside Petroleum Ltd.	160,552	5,702,296
Woolworths Ltd.	306,712	9,221,494
WorleyParsons Ltd.	51,800	1,422,211

		107,013,218

Security	Shares	Value

AUSTRIA — 0.11%
Andritz AG	18,088	$992,519
Verbund AG	17,248	330,841

		1,323,360
BELGIUM — 1.57%
Anheuser-Busch InBev NV	200,256	15,825,942
Colruyt SA	18,480	840,719
Telenet Group Holding NV	13,944	615,642
UCB SA	9,520	477,885
Umicore SA	27,832	1,235,668

		18,995,856
DENMARK — 2.05%
Carlsberg A/S Class B	26,488	2,149,412
Coloplast A/S Class B	5,768	1,094,957
Danske Bank A/Sb	162,344	2,418,172
DSV A/S	47,992	1,031,779
Novo Nordisk A/S Class B	101,584	15,711,336
Novozymes A/S Class B	60,536	1,495,829
TrygVesta A/S	6,272	356,775
William Demant Holding A/Sb	6,552	619,724

		24,877,984
FINLAND — 0.61%
Fortum OYJ	110,936	1,860,808
Kone OYJ Class B	38,640	2,403,148
Metso OYJ	10,976	401,334
Neste Oil OYJ	31,360	332,530
Nokian Renkaat OYJ	27,608	1,104,681
Wartsila OYJ Abp	41,552	1,250,677

		7,353,178
FRANCE — 7.77%
Accor SA	18,816	627,173
Aeroports de Paris	7,616	591,658
Alcatel-Lucent[b]	594,832	659,309
ALSTOM	52,584	1,751,106
Arkema SA	7,672	565,584
AtoS	12,936	729,177
Bureau Veritas SA	13,720	1,214,547
Cap Gemini SA	18,144	664,994
Casino Guichard-Perrachon SA	13,944	1,172,554
Christian Dior SA	13,552	1,878,455
Compagnie Generale de Geophysique-Veritas[b]	34,384	991,522

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

Danone SA	143,472	$8,742,766
Dassault Systemes SA	14,896	1,474,951
Edenred SA	42,616	1,126,826
Essilor International SA	50,512	4,406,818
European Aeronautic Defence and Space Co. NV	101,920	3,672,702
Eutelsat Communications	33,432	1,012,037
Gemalto NV	19,936	1,529,355
Groupe Eurotunnel SA Registered	72,408	516,318
Icade	5,992	460,182
Iliad SA	5,712	788,228
JCDecaux SA	16,128	326,737
L’Air Liquide SA	77,560	8,690,319
L’Oreal SA	60,032	7,217,281
Legrand SA	58,520	1,882,476
LVMH Moet Hennessy Louis Vuitton SA	63,168	9,533,721
Pernod Ricard SA	52,472	5,655,061
PPR SA	6,496	976,018
Publicis Groupe SA	36,848	1,819,971
Remy Cointreau SA	5,544	655,460
Rexel SA	26,656	446,956
Safran SA	56,840	1,931,686
Schneider Electric SA	130,144	7,377,634
SES SA Class A FDR	71,568	1,724,891
Societe BIC SA	7,056	716,910
Sodexo	23,464	1,775,148
Technip SA	24,584	2,594,084
Unibail-Rodamco SE	23,072	4,443,999
Vallourec SA	26,880	1,117,593
Zodiac Aerospace	8,568	838,772

		94,300,979
GERMANY — 7.15%
Adidas AG	52,248	3,932,185
BASF SE	228,760	16,757,261
Bayer AG Registered	102,648	7,826,423
Bayerische Motoren Werke AG	82,600	6,181,890
Beiersdorf AG	25,984	1,725,472
Brenntag AG	11,368	1,249,103
Continental AG	20,048	1,821,636
Fraport AG	9,408	535,003
Fresenius Medical Care AG & Co. KGaA	52,248	3,799,632

Security	Shares	Value

Fresenius SE & Co. KGaA	30,856	$3,298,461
GEA Group AG	43,176	1,167,954
Henkel AG & Co. KGaA	33,768	2,000,749
Hochtief AGb	7,840	374,000
Hugo Boss AG	6,216	627,965
Infineon Technologies AG	174,776	1,276,190
K+S AG Registered	43,176	2,138,368
Kabel Deutschland Holding AGb	22,848	1,435,342
Lanxess AG	20,552	1,430,061
Linde AG	46,088	6,870,758
MAN SE	10,360	973,628
Merck KGaA	15,904	1,603,748
Muenchener Rueckversicherungs-Gesellschaft AG Registered	15,624	2,224,345
QIAGEN NVa,b	57,400	1,024,666
Salzgitter AG	6,160	225,011
SAP AG	229,264	14,642,673
Suedzucker AG	16,296	563,146
United Internet AG Registered	24,248	430,171
Volkswagen AG	3,696	590,825

		86,726,666
GREECE — 0.07%
Coca-Cola Hellenic Bottling Co. SAb	23,016	403,921
Coca-Cola Hellenic Bottling Co. SA SP ADRa b	29,256	499,693

		903,614
HONG KONG — 2.96%
AIA Group Ltd.	2,564,800	9,013,923
ASM Pacific Technology Ltd.[a]	50,400	648,066
Bank of East Asia Ltd. (The)	336,000	1,172,196
Cheung Kong Infrastructure Holdings Ltd.	112,000	681,073
CLP Holdings Ltd.	308,000	2,661,456
Foxconn International Holdings Ltd.[b]	560,000	167,560
Galaxy Entertainment Group Ltd.[b]	336,000	810,354
Hang Lung Group Ltd.	56,000	363,287
Hang Lung Properties Ltd.	560,000	1,993,384
Hong Kong and China Gas Co. Ltd. (The)	1,292,183	2,993,120
Hong Kong Exchanges and Clearing Ltd.	168,000	2,257,724
Hysan Development Co. Ltd.	168,000	710,685

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

Li & Fung Ltd.[a]	1,456,400	$2,877,619
Lifestyle International Holdings Ltd.	112,000	257,695
Link REIT (The)	560,000	2,455,618
MGM China Holdings Ltd.	224,000	311,430
MTR Corp. Ltd.	140,000	489,318
Sands China Ltd.	604,800	1,790,145
Shangri-La Asia Ltd.	372,666	735,368
SJM Holdings Ltd.	504,000	902,223
Wharf (Holdings) Ltd. (The)	224,000	1,300,033
Wing Hang Bank Ltd.[a]	56,000	514,596
Wynn Macau Ltd.	380,800	812,318

		35,919,191
IRELAND — 0.28%
Elan Corp. PLC[b]	126,392	1,489,647
Kerry Group PLC Class A	37,296	1,697,183
Ryanair Holdings PLC SP ADR[b]	7,728	227,667

		3,414,497
ISRAEL — 0.58%
Israel Chemicals Ltd.	110,824	1,311,091
Israel Corp. Ltd. (The)	560	320,361
NICE Systems Ltd.[b]	14,616	521,122
Teva Pharmaceutical Industries Ltd.	117,152	4,847,162

		6,999,736
ITALY — 0.88%
Atlantia SpA	83,671	1,102,582
Autogrill SpA	28,280	229,170
Fiat Industrial SpA	212,184	2,090,521
Fiat SpA[b]	150,752	742,634
Luxottica Group SpA	29,120	1,005,950
Pirelli & C. SpA	60,704	616,022
Prysmian SpA	51,184	823,876
Saipem SpA	65,688	3,037,722
Tenaris SA	42,000	818,808
Unione di Banche Italiane ScpA	84,504	246,232

		10,713,517
JAPAN — 21.19%
ABC-MART Inc.	5,600	226,581
Advantest Corp.	39,200	505,936
AEON Co. Ltd.	72,800	879,939
AEON Mall Co. Ltd.	18,400	444,097
Ajinomoto Co. Inc.	168,000	2,387,708
All Nippon Airways Co. Ltd.[a]	224,000	519,129
Asahi Group Holdings Ltd.	95,200	2,147,790

Security	Shares	Value

Asahi Kasei Corp.	112,000	$599,437
ASICS Corp.	39,200	462,771
Benesse Holdings Inc.	16,800	794,827
Bridgestone Corp.	162,400	3,703,385
Canon Inc.	280,000	9,500,640
Casio Computer Co. Ltd.[a]	56,000	372,138
Central Japan Railway Co.	112	929,270
Chiyoda Corp.	56,000	736,389
Chugai Pharmaceutical Co. Ltd.	56,000	1,083,431
Citizen Holdings Co. Ltd.	67,200	375,150
Coca-Cola West Co. Ltd.	5,600	96,225
Credit Saison Co. Ltd.	39,200	898,438
Dai-ichi Life Insurance Co. Ltd. (The)	2,128	2,266,960
Daihatsu Motor Co. Ltd.	56,000	945,762
Daikin Industries Ltd.	56,000	1,537,311
Dainippon Sumitomo Pharma Co. Ltd.	39,200	435,165
Daito Trust Construction Co. Ltd.	16,800	1,624,072
Daiwa House Industry Co. Ltd.	56,000	801,639
Dena Co. Ltd.	28,000	610,192
Dentsu Inc.	44,800	1,198,300
East Japan Railway Co.	84,000	5,399,232
FamilyMart Co. Ltd.	16,800	798,054
FANUC Corp.	46,300	7,238,451
Fast Retailing Co. Ltd.	12,400	2,564,149
Furukawa Electric Co. Ltd.	56,000	117,593
Gree Inc.[a,b]	22,400	356,507
GS Yuasa Corp.[a]	112,000	448,860
Hakuhodo DY Holdings Inc.	7,840	519,990
Hamamatsu Photonics K.K.	16,800	592,410
Hankyu Hanshin Holdings Inc.	280,000	1,505,762
Hino Motors Ltd.	56,000	391,498
Hirose Electric Co. Ltd.	6,200	596,184
Hisamitsu Pharmaceutical Co. Inc.	16,800	849,680
Hitachi Construction Machinery Co. Ltd.[a]	28,000	508,374
Hitachi High-Technologies Corp.	5,600	141,040
Hitachi Ltd.	728,000	4,334,443
Hitachi Metals Ltd.	56,000	619,513
Hokuriku Electric Power Co.	39,200	401,035
Hoya Corp.	106,400	2,378,673
IBIDEN Co. Ltd.	11,200	184,133
Idemitsu Kosan Co. Ltd.	300	25,352

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

IHI Corp.	336,000	$722,766
Isuzu Motors Ltd.	280,000	1,444,814
ITOCHU Corp.	128,800	1,347,370
Itochu Techno-Solutions Corp.	5,600	290,397
Japan Steel Works Ltd. (The)	56,000	308,323
Japan Tobacco Inc.	224,000	7,067,042
JGC Corp.	57,000	1,761,818
Jupiter Telecommunications Co. Ltd.	504	503,355
Kansai Paint Co. Ltd.	56,000	588,681
Kao Corp.	128,800	3,497,885
Keikyu Corp.	112,000	1,048,297
Keio Corp.	142,059	1,047,708
Keisei Electric Railway Co. Ltd.	56,000	507,657
Keyence Corp.	11,287	2,834,034
Kintetsu Corp.[a]	392,000	1,560,973
Kirin Holdings Co. Ltd.	224,000	2,558,361
Kobe Steel Ltd.	224,000	212,241
Koito Manufacturing Co. Ltd.	23,000	293,905
Komatsu Ltd.	229,600	5,168,205
Konami Corp.	22,400	482,417
Kubota Corp.	280,000	2,678,105
Kuraray Co. Ltd.	44,800	528,881
Kurita Water Industries Ltd.	28,000	634,571
Kyocera Corp.	11,200	896,287
Lawson Inc.	16,800	1,208,912
LIXIL Group Corp.	67,200	1,415,416
Mabuchi Motor Co. Ltd.	5,600	219,052
Makita Corp.	28,000	948,630
Mazda Motor Corp.[b]	224,000	272,471
McDonald’s Holdings Co. (Japan) Ltd.	16,800	486,146
Medipal Holdings Corp.	44,800	648,195
Meiji Holdings Co. Ltd.	5,600	256,697
Miraca Holdings Inc.	16,800	718,464
Mitsubishi Electric Corp.	504,000	4,033,291
Mitsubishi Estate Co. Ltd.	307,000	5,566,095
Mitsubishi Heavy Industries Ltd.	784,000	3,192,215
Mitsubishi Materials Corp.	280,000	781,562
Mitsubishi Motors Corp.[b]	952,000	914,213
Mitsui Fudosan Co. Ltd.	192,500	3,761,268
MS&AD Insurance Group Holdings Inc.	78,400	1,281,905
Murata Manufacturing Co. Ltd.	33,600	1,688,604
Nabtesco Corp.	28,000	618,438
Nexon Co. Ltd.[b]	28,000	581,152

Security	Shares	Value

NGK Insulators Ltd.	56,000	$650,346
NHK Spring Co. Ltd.	28,069	297,941
Nidec Corp.	28,000	2,219,206
Nikon Corp.	84,000	2,348,988
Nintendo Co. Ltd.	28,000	3,137,004
Nisshin Seifun Group Inc.	56,000	671,140
Nissin Foods Holdings Co. Ltd.	16,800	643,606
Nitori Holdings Co. Ltd.	8,600	806,044
Nitto Denko Corp.	39,200	1,704,020
NOK Corp.	28,000	541,716
Nomura Holdings Inc.	588,000	2,093,009
Nomura Research Institute Ltd.	22,400	466,643
NTT Data Corp.	336	1,023,918
NTT Urban Development Corp.	280	228,015
Odakyu Electric Railway Co. Ltd.	168,000	1,729,475
Oji Paper Co. Ltd.	56,000	187,862
Olympus Corp.[b]	56,000	1,061,204
Omron Corp.	16,800	338,581
Oracle Corp. Japan	11,200	504,072
Oriental Land Co. Ltd.	12,100	1,509,014
Otsuka Corp.	5,600	494,750
Otsuka Holdings Co. Ltd.	89,600	2,736,184
Panasonic Corp.	548,800	3,836,681
Rakuten Inc.	179,200	1,787,411
Rinnai Corp.	5,600	362,817
Rohm Co. Ltd.	22,400	810,530
Sanrio Co. Ltd.	11,200	388,487
Santen Pharmaceutical Co. Ltd.	16,800	717,388
Secom Co. Ltd.	50,400	2,348,988
Seiko Epson Corp.[a]	33,600	270,607
Seven Bank Ltd.	128,800	323,237
Sharp Corp.[a]	168,000	580,794
Shikoku Electric Power Co. Inc.	44,800	692,364
Shimadzu Corp.	56,000	460,333
Shimamura Co. Ltd.	5,700	664,149
Shimano Inc.	16,800	1,122,868
Shin-Etsu Chemical Co. Ltd.	100,800	5,136,799
Shionogi & Co. Ltd.	33,600	480,983
Shiseido Co. Ltd.	89,600	1,289,506
SMC Corp.	11,900	2,018,886
SoftBank Corp.	218,400	8,403,227
Sony Financial Holdings Inc.	42,649	688,063
Sumco Corp.[b]	11,200	86,187

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

Sumitomo Chemical Co. Ltd.	392,000	$1,099,206
Sumitomo Realty & Development Co. Ltd.	112,000	2,827,964
Sumitomo Rubber Industries Inc.	44,800	543,222
Suruga Bank Ltd.	56,000	595,134
Suzuki Motor Corp.	89,600	1,653,183
Sysmex Corp.	16,800	736,748
Taiheiyo Cement Corp.	280,000	620,230
Taisho Pharmaceutical Holdings Co. Ltd.	11,200	896,287
Taiyo Nippon Sanso Corp.	56,000	316,210
TDK Corp.	33,600	1,290,653
Terumo Corp.	39,200	1,616,184
THK Co. Ltd.	16,800	300,507
Tobu Railway Co. Ltd.	168,000	912,061
Toho Co. Ltd.	28,000	504,072
Toho Gas Co. Ltd.	112,000	675,442
Tohoku Electric Power Co. Inc.[b]	39,200	253,972
Tokio Marine Holdings Inc.	179,200	4,157,624
Tokyo Electron Ltd.	16,800	790,525
Tokyu Corp.	280,000	1,348,015
Toppan Printing Co. Ltd.	56,000	349,910
Toray Industries Inc.	392,000	2,474,469
Toshiba Corp.	1,008,000	3,381,511
Tosoh Corp.	112,000	278,207
TOTO Ltd.	56,000	418,028
Toyo Seikan Kaisha Ltd.	39,200	465,782
Toyo Suisan Kaisha Ltd.	13,000	313,431
Toyota Boshoku Corp.	16,800	190,371
Toyota Motor Corp.	688,800	26,634,776
Trend Micro Inc.	28,000	837,490
Tsumura & Co.	16,800	473,455
Unicharm Corp.	28,000	1,545,198
Ushio Inc.	28,000	356,005
USS Co. Ltd.	5,600	605,890
Yahoo! Japan Corp.	3,528	1,291,040
Yakult Honsha Co. Ltd.	22,400	869,040
Yamada Denki Co. Ltd.	14,560	759,693
Yamaha Corp.	11,200	108,845
Yamaha Motor Co. Ltd.	72,800	621,736
Yamato Holdings Co. Ltd.	95,200	1,568,789
Yamato Kogyo Co. Ltd.	11,200	319,078
Yamazaki Baking Co. Ltd.	56,000	783,713

Security	Shares	Value

Yaskawa Electric Corp.	57,000	$413,816
Yokogawa Electric Corp.	33,600	348,046

		257,039,035
NETHERLANDS — 2.68%
ASML Holding NV	104,944	6,102,891
DE Master Blenders 1753 NVb	73,696	854,871
Fugro NV CVA	17,136	1,123,779
Heineken Holding NV	25,536	1,175,244
Heineken NV	57,288	3,108,214
Koninklijke Ahold NV	169,288	2,062,975
Randstad Holding NV	30,184	917,061
Royal Boskalis Westminster NV CVA	17,192	561,820
Royal Vopak NV	17,584	1,116,128
SBM Offshore NVb	42,336	517,426
TNT Express NV	82,264	892,966
Unilever NV CVA	406,336	14,139,453

		32,572,828
NEW ZEALAND — 0.14%
Auckland International Airport Ltd.	242,984	491,193
Contact Energy Ltd.[b]	87,293	355,053
SKYCITY Entertainment Group Ltd.	149,184	431,169
Telecom Corp. of New Zealand Ltd.	178,584	385,656

		1,663,071
NORWAY — 1.26%
Aker Solutions ASA	40,992	605,159
Seadrill Ltd.	88,368	3,472,959
Statoil ASA	277,648	6,642,208
Subsea 7 SA	69,608	1,466,199
Telenor ASA	179,592	3,051,371

		15,237,896
PORTUGAL — 0.14%
Galp Energia SGPS SA Class B	56,672	767,738
Jeronimo Martins SGPS SA	55,664	874,051

		1,641,789
SINGAPORE — 1.85%
CapitaMalls Asia Ltd.	336,000	440,169
City Developments Ltd.	56,000	526,582
Fraser and Neave Ltd.	224,000	1,472,630
Genting Singapore PLC	1,512,000	1,585,823
Global Logistic Properties Ltd.	560,000	1,012,658
Jardine Cycle & Carriage Ltd.	28,000	1,050,914
Keppel Corp. Ltd.	336,200	3,020,869

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

Noble Group Ltd.[a]	504,181	$435,599
Olam International Ltd.[a]	392,000	581,266
Oversea-Chinese Banking Corp. Ltd.	392,000	3,008,720
SembCorp Industries Ltd.	112,000	476,174
SembCorp Marine Ltd.[a]	224,000	874,937
Singapore Exchange Ltd.	224,000	1,204,388
Singapore Press Holdings Ltd.	108,000	356,745
Singapore Technologies Engineering Ltd.	392,000	1,039,663
Singapore Telecommunications Ltd.	1,288,000	3,705,879
StarHub Ltd.	112,000	345,654
Wilmar International Ltd.[a]	504,000	1,312,405

		22,451,075
SPAIN — 0.95%
Abertis Infraestructuras SA	47,467	587,795
Acerinox SA	23,968	239,478
Amadeus IT Holding SA Class A	77,000	1,667,574
Bankia SAa,b	154,616	151,953
Distribuidora Internacional de Alimentacion SA	145,992	722,782
Grifols SAa,b	36,736	1,146,438
Industria de Diseno Textil SA	54,376	5,613,823
International Consolidated Airlines Group SAb	233,016	584,272
Red Electrica Corporacion SA	17,584	697,851
Zardoya Otis SA	10,080	112,347
Zardoya Otis SA New[b]	614	6,843

		11,531,156
SWEDEN — 3.87%
Alfa Laval AB	84,560	1,469,710
Assa Abloy AB Class B	82,096	2,495,837
Atlas Copco AB Class A	165,872	3,742,971
Atlas Copco AB Class B	96,600	1,942,202
Boliden AB	37,968	580,497
Elekta AB Class B	23,016	1,072,293
Getinge AB Class B	49,616	1,422,162
Hennes & Mauritz AB Class B	237,160	8,792,437
Hexagon AB Class B	60,032	1,151,273
Holmen AB Class B	12,992	349,622
Industrivarden AB Class C	14,560	196,445
Investor AB Class B	114,240	2,389,413
Lundin Petroleum ABa,b	55,608	1,183,559

Security	Shares	Value

Millicom International Cellular SA SDR	15,456	$1,402,369
Modern Times Group MTG AB Class B	11,144	512,458
Ratos AB Class B	30,464	316,345
Sandvik AB	251,384	3,508,338
Scania AB Class B	50,960	881,215
SKF AB Class B	97,048	2,014,105
Swedbank AB Class A	204,344	3,569,696
Swedish Match AB	53,536	2,260,780
Tele2 AB Class B	80,752	1,340,485
Volvo AB Class B	350,000	4,338,172

		46,932,384
SWITZERLAND — 9.65%
ABB Ltd. Registered[b]	550,144	9,632,948
Actelion Ltd. Registered[b]	18,032	825,392
Adecco SA Registered[b]	12,600	555,436
Aryzta AGb	21,504	1,070,295
Barry Callebaut AG Registered[b]	448	405,310
Compagnie Financiere Richemont SA Class A Bearer	129,920	7,385,375
GAM Holding AGb	29,848	330,471
Geberit AG Registered[b]	5,992	1,179,419
Givaudan SA Registered[b]	2,072	2,019,003
Julius Baer Group Ltd.[b]	51,240	1,838,536
Kuehne & Nagel International AG Registered	13,160	1,501,572
Lindt & Spruengli AG Participation Certificates	168	520,990
Lindt & Spruengli AG Registered	24	861,141
Nestle SA Registered	536,088	33,002,291
Pargesa Holding SA Bearer	4,928	297,817
Partners Group Holding AG	3,304	603,930
Roche Holding AG Genusschein	175,336	31,150,473
Schindler Holding AG Participation Certificates	12,096	1,417,369
Schindler Holding AG Registered	5,320	625,016
SGS SA Registered	1,344	2,695,027
Sika AG Bearer	504	942,949
Sonova Holding AG Registered[b]	12,040	1,141,112
Straumann Holding AG Registered	2,240	301,285
Sulzer AG Registered	5,880	761,938
Swatch Group AG (The) Bearer	7,728	3,079,475
Swatch Group AG (The) Registered	10,864	760,686

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

Syngenta AG Registered	23,520	$8,046,157
Transocean Ltd.	87,136	4,152,013

		117,103,426
UNITED KINGDOM — 24.33%
3i Group PLC	108,864	355,464
Aberdeen Asset Management PLC	215,432	871,862
Admiral Group PLC	51,128	874,772
Aggreko PLC	66,416	2,124,916
AMEC PLC	84,056	1,472,393
Anglo American PLC	329,504	9,809,064
Antofagasta PLC	97,104	1,630,967
ARM Holdings PLC	341,432	2,950,278
Associated British Foods PLC	88,704	1,744,216
Babcock International Group PLC	89,768	1,207,466
BG Group PLC	846,664	16,741,089
British American Tobacco PLC	492,072	26,193,973
British Sky Broadcasting Group PLC	279,048	3,115,136
BT Group PLC	1,944,824	6,621,453
Bunzl PLC	83,048	1,449,531
Burberry Group PLC	109,368	2,148,825
Capita PLC	164,808	1,835,951
Centrica PLC	449,848	2,234,284
Cobham PLC	270,760	986,327
Compass Group PLC	472,136	5,070,933
Croda International PLC	34,048	1,253,640
Diageo PLC	626,192	16,747,666
Eurasian Natural Resources Corp.	64,456	396,889
Experian PLC	251,944	3,746,136
Fresnillo PLC	44,520	1,015,617
G4S PLC	347,984	1,351,603
GKN PLC	387,744	1,278,215
GlaxoSmithKline PLC	1,261,008	29,013,829
Glencore International PLC	341,768	1,714,345
ICAP PLC	131,880	657,908
IMI PLC	80,472	1,036,406
Imperial Tobacco Group PLC	250,208	9,718,315
Inmarsat PLC	108,584	836,356
InterContinental Hotels Group PLC	73,584	1,818,144
Intertek Group PLC	40,376	1,729,558
Invensys PLC	132,944	501,786
ITV PLC	923,440	1,092,368
Johnson Matthey PLC	53,144	1,815,198
Kingfisher PLC	598,248	2,500,808

Security	Shares	Value

London Stock Exchange Group PLC	43,736	$664,355
Lonmin PLC	39,032	426,864
Man Group PLC	202,384	252,566
Meggitt PLC	196,336	1,179,719
Melrose PLC	149,912	518,150
Next PLC	42,000	2,118,281
Pearson PLC	205,184	3,844,925
Petrofac Ltd.	63,840	1,491,364
Prudential PLC	633,360	7,571,613
Randgold Resources Ltd.	21,616	1,964,340
Reckitt Benckiser Group PLC	164,976	9,065,041
Reed Elsevier PLC	105,896	892,637
Rexam PLC	106,456	724,725
Rio Tinto PLC	334,376	15,436,712
Rolls-Royce Holdings PLC[b]	467,712	6,232,555
SABMiller PLC	238,168	10,288,059
Sage Group PLC (The)	327,600	1,475,689
Schroders PLC	17,472	351,223
Serco Group PLC	123,704	1,117,368
Severn Trent PLC	59,304	1,602,826
Shire PLC	140,560	4,069,837
Smith & Nephew PLC	222,544	2,278,635
Smiths Group PLC	96,712	1,616,806
Standard Chartered PLC	592,816	13,602,620
Tate & Lyle PLC	114,744	1,186,553
Tesco PLC	1,997,240	9,954,219
Tullow Oil PLC	224,728	4,542,136
Unilever PLC	320,376	11,500,013
Vedanta Resources PLC	26,768	409,335
Weir Group PLC (The)	53,088	1,376,599
Whitbread PLC	43,960	1,471,202
Wm Morrison Supermarkets PLC	592,984	2,576,357
Wolseley PLC	45,920	1,656,949
WPP PLC	314,048	3,975,764

		295,099,724

TOTAL COMMON STOCKS
(Cost: $1,102,808,055)		1,199,814,180

PREFERRED STOCKS — 0.75%

GERMANY — 0.75%
Bayerische Motoren Werke AG	6,608	330,487
Henkel AG & Co. KGaA	43,736	3,150,989

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

Porsche Automobil Holding SE	25,088	$1,298,297
ProSiebenSat.1 Media AG	14,280	300,730
Volkswagen AG	23,576	4,035,868

		9,116,371

TOTAL PREFERRED STOCKS
(Cost: $8,030,822)		9,116,371

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	9,619,343	9,619,343
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	658,506	658,506
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	187,683	187,683

		10,465,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,465,532)		10,465,532

TOTAL INVESTMENTS IN SECURITIES — 100.52%
(Cost: $1,121,304,409)		1,219,396,083
Other Assets, Less Liabilities — (0.52)%		(6,284,972)

NET ASSETS — 100.00%		$1,213,111,111

FDR  —  Fiduciary Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.21%

AUSTRALIA — 9.66%
AMP Ltd.	715,608	$3,019,812
APA Group[a]	81,072	418,049
ASX Ltd.	22,392	735,675
Australia and New Zealand Banking Group Ltd.	668,304	16,555,443
Bendigo and Adelaide Bank Ltd.	99,792	861,132
BGP Holdings PLC[b,c]	2,256,851	278
Boral Ltd.	184,176	651,227
Caltex Australia Ltd.	32,760	487,132
CFS Retail Property Trust Group	488,520	1,017,906
Commonwealth Bank of Australia	395,064	23,917,849
Dexus Property Group	1,128,384	1,175,581
Echo Entertainment Group Ltd.	107,064	470,956
Fairfax Media Ltd.[a]	537,408	296,909
Goodman Group	381,816	1,510,784
GPT Group	352,728	1,273,193
Harvey Norman Holdings Ltd.	132,624	279,134
Leighton Holdings Ltd.	39,024	702,655
Lend Lease Group	132,984	1,133,561
Macquarie Group Ltd.	82,512	2,169,051
Mirvac Group	833,976	1,202,360
National Australia Bank Ltd.	558,504	14,681,790
OZ Minerals Ltd.	75,600	601,456
Qantas Airways Ltd.[b]	277,992	333,501
QBE Insurance Group Ltd.	289,080	4,271,156
Sims Metal Management Ltd.	21,528	188,036
Sonic Healthcare Ltd.	92,088	1,225,897
SP AusNet	414,662	460,370
Stockland Corp. Ltd.	570,816	2,012,339
Suncorp Group Ltd.	322,056	2,877,394
Tabcorp Holdings Ltd.	171,360	586,075
Tatts Group Ltd.	329,400	1,005,268
Telstra Corp. Ltd.	1,091,520	4,594,645
Toll Holdings Ltd.	173,304	733,154
Westfield Group	546,840	5,754,672
Westfield Retail Trust	717,336	2,302,411
Westpac Banking Corp.	762,480	18,615,587

		118,122,438

Security	Shares	Value

AUSTRIA — 0.42%
Erste Group Bank AGb	53,856	$976,987
IMMOFINANZ AGb	222,624	729,573
IMMOFINANZ AG Escrow[b,c]	269,008	33
OMV AG	35,784	1,127,305
Raiffeisen International Bank Holding AG	12,096	400,054
Telekom Austria AG	83,736	763,126
Vienna Insurance Group AG	9,504	370,452
voestalpine AG	26,856	732,600

		5,100,130
BELGIUM — 0.65%
Ageas	585,000	1,167,860
Belgacom SA	38,088	1,098,099
Delhaize Group SA	24,696	885,210
Groupe Bruxelles Lambert SA	20,160	1,322,093
KBC Groep NV	39,528	829,519
Mobistar SA	6,984	215,674
Solvay SA	14,544	1,514,968
UCB SA	17,712	889,107

		7,922,530
DENMARK — 0.33%
A.P. Moeller-Maersk A/S Class A	144	949,966
A.P. Moeller-Maersk A/S Class B	328	2,277,812
TDC A/S	124,920	849,319

		4,077,097
FINLAND — 0.82%
Elisa OYJ	36,144	752,717
Kesko OYJ Class B	15,552	402,789
Metso OYJ	20,808	760,838
Nokia OYJ[a]	933,408	2,241,600
Orion OYJ Class B	23,256	465,129
Pohjola Bank PLC Class A	35,424	412,488
Sampo OYJ Class A	104,832	2,788,686
Stora Enso OYJ Class R	135,936	778,466
UPM-Kymmene OYJ	129,888	1,394,882

		9,997,595
FRANCE — 10.25%
Accor SA	18,216	607,174
ArcelorMittal	231,768	3,729,193
Arkema SA	7,488	552,020
AXA	439,992	5,391,627

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

BNP Paribas SA	240,840	$8,948,617
Bouygues SA	47,016	1,188,450
Cap Gemini SA	18,792	688,744
Carrefour SA	144,504	2,595,603
CNP Assurances SA	37,800	399,281
Compagnie de Saint-Gobain	100,080	3,027,106
Compagnie Generale des Etablissements Michelin Class B	45,288	3,091,019
Credit Agricole SAb	254,448	1,093,959
Electricite de France SA	59,760	1,241,588
Eurazeo	7,560	302,033
Fonciere des Regions	6,192	448,699
France Telecom SA	461,736	6,192,608
GDF Suez	309,384	6,928,882
Gecina SA	5,328	490,159
Groupe Eurotunnel SA Registered	67,896	484,144
Imerys SA	8,352	422,493
Klepierre	23,184	757,206
Lafarge SA	46,368	2,137,422
Lagardere SCA	30,024	812,734
Natixis	234,936	588,798
PPR SA	12,240	1,839,049
PSA Peugeot Citroen SAb	58,608	457,108
Renault SA	48,528	2,127,024
Sanofi	300,744	24,619,240
SCOR SE	41,184	979,406
Societe Generale[b]	174,240	3,864,680
STMicroelectronics NV	163,008	887,928
Suez Environnement SA	71,064	782,156
Thales SA	22,896	718,615
Total SA	527,112	24,411,839
Veolia Environnement	83,952	948,613
Vinci SA	112,896	4,803,730
Vivendi SA	320,976	6,111,306
Wendel	8,424	603,904

		125,274,157
GERMANY — 7.98%
Allianz SE Registered	113,400	11,324,847
Axel Springer AG	10,080	451,622
Bayer AG Registered	103,176	7,866,680
Celesio AG	21,528	393,052
Commerzbank AGb	914,904	1,427,592
Daimler AG Registered	226,224	11,342,056

Security	Shares	Value

Deutsche Bank AG Registered	231,624	$7,095,755
Deutsche Boerse AG	48,456	2,414,789
Deutsche Lufthansa AG Registered	58,320	736,196
Deutsche Post AG Registered	210,024	3,786,710
Deutsche Telekom AG Registered	700,632	7,918,496
E.ON AG	448,488	9,583,018
Hannover Rueckversicherung AG Registered	14,904	895,174
HeidelbergCement AG	34,920	1,628,197
Infineon Technologies AG	98,208	717,101
METRO AG	32,400	894,009
Muenchener Rueckversicherungs-Gesellschaft AG Registered	29,088	4,141,176
RWE AG	121,824	4,801,035
Salzgitter AG	3,384	123,610
Siemens AG Registered	204,480	17,401,267
ThyssenKrupp AG	95,256	1,756,168
Volkswagen AG	4,032	644,536
Wacker Chemie AGa	3,888	253,730

		97,596,816
GREECE — 0.03%
OPAP SA	54,599	329,483

		329,483
HONG KONG — 3.13%
BOC Hong Kong (Holdings) Ltd.	936,000	2,879,109
Cathay Pacific Airways Ltd.	288,000	476,926
Cheung Kong (Holdings) Ltd.	360,000	4,740,477
CLP Holdings Ltd.	144,000	1,244,317
First Pacific Co. Ltd.	432,000	484,727
Hang Lung Group Ltd.[a]	144,000	934,166
Hang Seng Bank Ltd.[a]	194,400	2,705,276
Henderson Land Development Co. Ltd.	216,000	1,259,175
Hong Kong Exchanges and Clearing Ltd.	93,600	1,257,875
Hopewell Holdings Ltd.[a]	144,000	419,725
Hutchison Whampoa Ltd.	504,000	4,543,615
Kerry Properties Ltd.	180,000	827,610
MTR Corp. Ltd.	216,000	754,948
New World Development Co. Ltd.	936,000	1,198,723
NWS Holdings Ltd.	321,000	491,002
Orient Overseas International Ltd.	72,000	410,439

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

PCCW Ltd.	1,080,000	$424,832
Power Assets Holdings Ltd.	360,000	2,832,214
Sino Land Co. Ltd.	720,000	1,233,174
Sun Hung Kai Properties Ltd.	378,000	4,726,432
Swire Pacific Ltd. Class A	180,000	2,160,144
Wharf (Holdings) Ltd. (The)	144,625	839,363
Wheelock and Co. Ltd.	216,000	848,271
Yue Yuen Industrial (Holdings) Ltd.[a]	180,000	545,550

		38,238,090
IRELAND — 0.27%
CRH PLC	178,632	3,287,814
Irish Bank Resolution Corp. Ltd.[b,c]	246,432	30

		3,287,844
ISRAEL — 0.61%
Bank Hapoalim Ltd.	266,976	772,358
Bank Leumi le-Israel[a]	315,936	711,064
Bezeq The Israel Telecommunication Corp. Ltd.	479,016	483,163
Delek Group Ltd. (The)	1,080	143,079
Elbit Systems Ltd.	6,120	197,781
Mizrahi Tefahot Bank Ltd.[b]	28,872	216,603
Teva Pharmaceutical Industries Ltd.	117,432	4,858,747

		7,382,795
ITALY — 3.15%
Assicurazioni Generali SpA	291,528	3,672,890
Banca Monte dei Paschi di Siena SpA[b]	1,629,648	362,061
Banco Popolare SpA[b]	437,544	512,184
Enel Green Power SpA	442,008	634,173
Enel SpA	1,638,792	4,694,459
Eni SpA	596,808	12,377,380
Exor SpA	15,264	338,935
Fiat SpA[b]	82,512	406,471
Finmeccanica SpA[b]	100,152	367,560
Intesa Sanpaolo SpA	2,511,576	3,195,204
Intesa Sanpaolo SpA RNC	241,848	243,342
Mediaset SpA	180,144	315,480
Mediobanca SpA	125,208	432,376
Snam SpA	398,880	1,606,357
Telecom Italia SpA	2,365,128	1,936,994
Telecom Italia SpA RNC	1,479,240	1,035,669
Tenaris SA	74,808	1,458,414

Security	Shares	Value

Terna SpA	322,416	$1,077,652
UniCredit SpA[b]	1,011,888	3,449,455
Unione di Banche Italiane ScpA	141,624	412,671

		38,529,727
JAPAN — 20.68%
AEON Co. Ltd.	72,000	870,269
AEON Credit Service Co. Ltd.	21,600	415,406
Air Water Inc.	72,000	872,113
Aisin Seiki Co. Ltd.	50,400	1,552,010
Alfresa Holdings Corp.	7,200	384,430
Amada Co. Ltd.	72,000	383,508
Aozora Bank Ltd.	144,000	333,726
Asahi Glass Co. Ltd.	246,000	1,458,361
Asahi Kasei Corp.	216,000	1,156,056
Astellas Pharma Inc.	108,000	5,158,003
Bank of Kyoto Ltd. (The)	72,000	530,090
Bank of Yokohama Ltd. (The)	288,000	1,312,778
Brother Industries Ltd.	57,600	538,387
Central Japan Railway Co.	216	1,792,164
Chiba Bank Ltd. (The)	216,000	1,266,684
Chubu Electric Power Co. Inc.	158,400	1,697,577
Chugoku Electric Power Co. Inc. (The)	72,000	921,895
Coca-Cola West Co. Ltd.	14,400	247,437
Cosmo Oil Co. Ltd.	144,000	317,132
Dai Nippon Printing Co. Ltd.	144,000	1,104,430
Daicel Corp.	72,000	435,134
Daido Steel Co. Ltd.	72,000	411,165
Daiichi Sankyo Co. Ltd.	165,600	2,739,503
Daiwa House Industry Co. Ltd.	72,000	1,030,679
Daiwa Securities Group Inc.	432,000	1,631,754
Denki Kagaku Kogyo K.K.	144,000	479,385
Denso Corp.	122,400	3,947,831
Eisai Co. Ltd.	64,800	2,879,078
Electric Power Development Co. Ltd.	28,820	680,831
Fuji Electric Holdings Co. Ltd.	144,000	320,819
Fuji Heavy Industries Ltd.	144,000	1,082,305
FUJIFILM Holdings Corp.	115,200	2,079,795
Fujitsu Ltd.	432,000	1,714,725
Fukuoka Financial Group Inc.	216,000	793,752
Furukawa Electric Co. Ltd.	72,000	151,191
Gunma Bank Ltd. (The)	72,000	352,164

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

Hachijuni Bank Ltd. (The)	72,000	$384,430
Hitachi Chemical Co. Ltd.	28,800	442,141
Hitachi High-Technologies Corp.	14,400	362,674
Hitachi Ltd.	360,000	2,143,406
Hokkaido Electric Power Co. Inc.	50,400	465,280
Honda Motor Co. Ltd.	403,200	13,169,823
Hulic Co. Ltd.	57,600	303,119
IBIDEN Co. Ltd.	21,600	355,114
Idemitsu Kosan Co. Ltd.	7,200	608,451
INPEX Corp.	576	3,237,695
Isetan Mitsukoshi Holdings Ltd.	86,400	917,101
ITOCHU Corp.	244,800	2,560,840
Iyo Bank Ltd. (The)	72,000	557,746
J. Front Retailing Co. Ltd.	144,000	719,078
Japan Petroleum Exploration Co. Ltd.	7,200	273,434
Japan Prime Realty Investment Corp.	144	375,580
Japan Real Estate Investment Corp.	144	1,364,405
Japan Retail Fund Investment Corp.	432	725,163
JFE Holdings Inc.	115,200	1,532,558
Joyo Bank Ltd. (The)	144,000	645,327
JSR Corp.	43,200	768,860
JTEKT Corp.	57,600	511,836
JX Holdings Inc.	547,200	2,662,433
Kajima Corp.	216,000	622,279
Kamigumi Co. Ltd.	72,000	580,794
Kaneka Corp.	72,000	373,367
Kansai Electric Power Co. Inc. (The)	187,200	1,409,393
Kawasaki Heavy Industries Ltd.	360,000	866,581
Kawasaki Kisen Kaisha Ltd.[b]	144,000	221,255
KDDI Corp.	648	4,488,707
Kinden Corp.	22,000	148,732
Kobe Steel Ltd.	360,000	341,101
Konica Minolta Holdings Inc.	108,000	771,626
Kuraray Co. Ltd.	43,200	509,992
Kyocera Corp.	21,600	1,728,553
Kyowa Hakko Kirin Co. Ltd.	72,000	804,814
Kyushu Electric Power Co. Inc.	108,000	847,682
Marubeni Corp.	432,000	2,920,563
Marui Group Co. Ltd.	57,600	424,809
Maruichi Steel Tube Ltd.	14,400	282,100
Mazda Motor Corp.[b]	432,000	525,480
Meiji Holdings Co. Ltd.	14,400	660,077
Mitsubishi Chemical Holdings Corp.	324,000	1,381,460

Security	Shares	Value

Mitsubishi Corp.	345,600	$6,929,700
Mitsubishi Gas Chemical Co. Inc.	72,000	417,618
Mitsubishi Tanabe Pharma Corp.	57,600	883,544
Mitsubishi UFJ Financial Group Inc.	3,153,600	15,384,400
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,680	551,754
Mitsui & Co. Ltd.	432,000	6,455,109
Mitsui Chemicals Inc.	216,000	489,526
Mitsui O.S.K. Lines Ltd.	288,000	881,332
Mizuho Financial Group Inc.	5,724,000	9,454,494
MS&AD Insurance Group Holdings Inc.	43,208	706,487
Murata Manufacturing Co. Ltd.	14,400	723,688
Namco Bandai Holdings Inc.	43,200	623,385
NEC Corp.[b]	648,000	871,191
NGK Insulators Ltd.	4,000	46,453
NHK Spring Co. Ltd.	14,400	152,850
Nippon Building Fund Inc.	144	1,403,124
Nippon Electric Glass Co. Ltd.	83,000	442,100
Nippon Express Co. Ltd.	216,000	885,019
Nippon Meat Packers Inc.	72,000	948,630
Nippon Paper Group Inc.[a]	21,600	275,186
Nippon Steel Corp.	1,368,000	2,767,529
Nippon Telegraph and Telephone Corp.	108,000	5,026,633
Nippon Yusen K.K.	432,000	967,990
Nishi-Nippon City Bank Ltd. (The)	144,000	317,132
Nissan Motor Co. Ltd.	619,200	5,898,653
Nisshin Steel Co. Ltd.	216,000	240,615
NKSJ Holdings Inc.	93,600	1,806,085
Nomura Holdings Inc.	316,800	1,127,662
Nomura Real Estate Holdings Inc.	21,600	404,067
Nomura Real Estate Office Fund Inc.	72	416,236
NSK Ltd.	80,000	489,629
NTN Corp.	144,000	390,883
NTT DOCOMO Inc.	3,888	6,536,420
Obayashi Corp.	144,000	658,233
Oji Paper Co. Ltd.	144,000	483,073
Omron Corp.	36,000	725,531
Ono Pharmaceutical Co. Ltd.	21,600	1,366,248
ORIX Corp.	25,920	2,479,160
Osaka Gas Co. Ltd.	432,000	1,775,570
Resona Holdings Inc.	475,200	1,953,127
Ricoh Co. Ltd.[a]	150,000	1,039,053

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

Sankyo Co. Ltd.	14,400	$717,234
SBI Holdings Inc.	5,616	384,707
Sega Sammy Holdings Inc.	50,400	1,080,922
Sekisui Chemical Co. Ltd.	144,000	1,231,652
Sekisui House Ltd.	144,000	1,386,530
Seven & I Holdings Co. Ltd.	187,200	5,956,364
Sharp Corp.	72,000	248,912
Shimizu Corp.	216,000	677,593
Shinsei Bank Ltd.	360,000	410,243
Shionogi & Co. Ltd.	36,000	515,339
Shizuoka Bank Ltd. (The)	144,000	1,456,594
Showa Denko K.K.	360,000	654,545
Showa Shell Sekiyu K.K.	43,200	236,190
Sojitz Corp.	302,400	472,379
Sony Corp.	252,000	3,107,247
Square Enix Holdings Co. Ltd.	14,400	223,652
Stanley Electric Co. Ltd.	36,000	535,160
Sumco Corp.[b]	21,600	166,218
Sumitomo Corp.	280,800	3,976,502
Sumitomo Electric Industries Ltd.	187,200	2,229,142
Sumitomo Heavy Industries Ltd.	144,000	584,481
Sumitomo Metal Industries Ltd.	864,000	1,283,278
Sumitomo Metal Mining Co. Ltd.	144,000	1,556,159
Sumitomo Mitsui Financial Group Inc.	331,200	10,550,904
Sumitomo Mitsui Trust Holdings Inc.	792,050	2,291,976
Suzuken Co. Ltd.	21,600	777,434
T&D Holdings Inc.	144,000	1,482,407
Taisei Corp.	288,000	796,517
Takashimaya Co. Ltd.	72,000	528,246
Takeda Pharmaceutical Co. Ltd.	194,400	8,960,819
Teijin Ltd.	216,000	638,873
THK Co. Ltd.	7,200	128,789
Tobu Railway Co. Ltd.	72,000	390,883
Tohoku Electric Power Co. Inc.[b]	72,000	466,479
Tokyo Electric Power Co. Inc.[b]	360,000	603,841
Tokyo Electron Ltd.	28,800	1,355,186
Tokyo Gas Co. Ltd.	576,000	2,979,565
Tokyu Land Corp.	144,000	735,672
TonenGeneral Sekiyu K.K.	72,000	591,857
Toppan Printing Co. Ltd.	72,000	449,885
Tosoh Corp.	72,000	178,848
Toyoda Gosei Co. Ltd.	14,400	298,141
Toyota Industries Corp.	43,200	1,162,141
Toyota Tsusho Corp.	57,600	1,076,036

Security	Shares	Value

Ube Industries Ltd.	216,000	$475,698
West Japan Railway Co.	43,200	1,869,603
Yamada Denki Co. Ltd.	7,200	375,672
Yamaguchi Financial Group Inc.	72,000	610,294
Yamaha Corp.	28,800	279,887
Yokogawa Electric Corp.	21,600	223,744

		252,803,985
NETHERLANDS — 2.23%
AEGON NV	431,712	1,970,919
Akzo Nobel NV	58,608	3,169,005
Corio NV	15,999	708,934
DE Master Blenders 1753 NVb	73,296	850,231
Delta Lloyd NV	26,568	347,321
ING Groep NV CVA[b]	956,664	6,339,783
Koninklijke Ahold NV	92,304	1,124,834
Koninklijke DSM NV	38,016	1,874,148
Koninklijke KPN NV	252,000	2,070,349
Koninklijke Philips Electronics NV	252,288	5,555,410
Reed Elsevier NV	171,936	2,021,344
Wolters Kluwer NV	75,240	1,252,324

		27,284,602
NEW ZEALAND — 0.12%
Fletcher Building Ltd.	167,832	832,514
Telecom Corp. of New Zealand Ltd.	307,728	664,545

		1,497,059
NORWAY — 0.63%
DNB ASA	242,136	2,556,173
Gjensidige Forsikring ASA	50,040	615,611
Norsk Hydro ASA	228,600	934,907
Orkla ASA	193,464	1,387,514
Yara International ASA	46,728	2,219,446

		7,713,651
PORTUGAL — 0.17%
Banco Espirito Santo SA Registered[b]	487,728	300,331
Energias de Portugal SA	470,160	1,073,513
Portugal Telecom SGPS SA Registered	154,944	658,333

		2,032,177
SINGAPORE — 2.11%
Ascendas REIT	432,546	789,134
CapitaLand Ltd.	648,000	1,562,387
CapitaMall Trust Management Ltd.	576,800	908,602

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

City Developments Ltd.	72,000	$677,034
ComfortDelGro Corp. Ltd.[a]	504,000	680,506
COSCO Corp. (Singapore) Ltd.	288,000	224,521
DBS Group Holdings Ltd.	454,000	5,378,308
Golden Agri-Resources Ltd.	1,584,000	942,062
Hutchison Port Holdings Trust	1,296,000	984,960
Keppel Land Ltd.[a]	216,000	597,179
Neptune Orient Lines Ltd.[b]	216,000	199,638
Noble Group Ltd.	504,000	435,443
Oversea-Chinese Banking Corp. Ltd.	216,000	1,657,866
SembCorp Industries Ltd.	144,000	612,224
Singapore Airlines Ltd.[a]	144,000	1,226,763
Singapore Press Holdings Ltd.	272,000	898,469
Singapore Telecommunications Ltd.	720,000	2,071,610
StarHub Ltd.	72,000	222,206
United Overseas Bank Ltd.	316,000	5,079,365
UOL Group Ltd.	72,000	299,747
Yangzijiang Shipbuilding (Holdings) Ltd.	432,000	345,461

		25,793,485
SPAIN — 3.92%
Abertis Infraestructuras SA	45,072	558,137
Acciona SAa	5,328	232,875
Actividades de Construcciones y Servicios SAa	34,704	549,205
Banco Bilbao Vizcaya Argentaria SA	1,177,704	7,721,936
Banco de Sabadell SA	564,630	1,077,824
Banco Popular Espanol SAa	264,600	498,252
Banco Santander SA	2,327,040	14,186,036
Bankia SAa,b	71,856	70,618
CaixaBank[a]	190,800	625,986
Enagas SA	43,920	762,664
Ferrovial SA	99,648	1,086,085
Gas Natural SDG SA	85,896	1,060,497
Iberdrola SA	1,007,876	3,661,686
Mapfre SA	188,640	344,530
Red Electrica Corporacion SA	8,928	354,323
Repsol SA	204,476	3,274,950
Telefonica SA	1,019,880	11,589,417
Zardoya Otis SA	23,832	265,620
Zardoya Otis SA New[b]	1,191	13,274

		47,933,915

Security	Shares	Value

SWEDEN — 2.68%
Boliden AB	31,896	$487,661
Electrolux AB Class B	59,472	1,353,398
Husqvarna AB Class B	99,216	508,564
Industrivarden AB Class C	14,832	200,115
Investment AB Kinnevik Class B	50,328	1,039,303
Nordea Bank AB	656,208	6,147,284
Ratos AB Class B	18,360	190,654
Scania AB Class B	28,440	491,793
Securitas AB Class B	78,192	638,053
Skandinaviska Enskilda Banken AB Class A	353,664	2,607,231
Skanska AB Class B	95,688	1,450,299
SSAB AB Class A	38,016	313,573
Svenska Cellulosa AB Class B	145,008	2,473,348
Svenska Handelsbanken AB Class A	122,472	4,268,115
Telefonaktiebolaget LM Ericsson Class B	752,688	7,028,924
TeliaSonera AB	538,992	3,576,529

		32,774,844
SWITZERLAND — 7.47%
Actelion Ltd. Registered	10,008	458,104
Adecco SA Registered	21,528	949,002
Baloise Holding AG Registered	11,376	752,802
Banque Cantonale Vaudoise Registered	792	404,952
Credit Suisse Group AG Registered	289,152	4,938,513
GAM Holding AGb	18,000	199,293
Geberit AG Registered[b]	3,384	666,080
Holcim Ltd. Registered[b]	56,592	3,347,541
Lindt & Spruengli AG Participation Certificates	72	223,282
Lonza Group AG Registered	12,960	586,717
Nestle SA Registered	287,856	17,720,798
Novartis AG Registered	572,976	33,657,824
Pargesa Holding SA Bearer	3,312	200,156
Swiss Life Holding AG Registered[b]	7,344	705,075
Swiss Prime Site AG Registered	11,808	989,599
Swiss Re AGb	87,480	5,501,971
Swisscom AG Registered	5,760	2,311,204
UBS AG Registered	907,056	9,568,513
Zurich Insurance Group AGb	36,576	8,162,997

		91,344,423

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

UNITED KINGDOM — 21.90%
3i Group PLC	123,480	$403,188
AstraZeneca PLC	318,168	14,887,860
Aviva PLC	719,640	3,287,881
BAE Systems PLC	807,192	3,906,682
Balfour Beatty PLC	177,120	804,506
Barclays PLC	2,891,952	7,612,260
BHP Billiton PLC	523,296	15,323,924
BP PLC	4,720,680	31,438,212
British Land Co. PLC	211,032	1,767,296
Capital Shopping Centres Group PLC	136,728	690,020
Carnival PLC	44,784	1,507,198
Centrica PLC	836,928	4,156,814
Evraz PLC	82,656	307,575
Hammerson PLC	175,680	1,274,707
HSBC Holdings PLC	4,488,840	37,549,772
Invensys PLC	73,584	277,737
Investec PLC	134,208	792,534
J Sainsbury PLC	301,464	1,527,054
Kazakhmys PLC	51,696	571,031
Land Securities Group PLC	192,456	2,382,165
Legal & General Group PLC	1,460,376	2,917,347
Lloyds Banking Group PLC[b]	10,307,304	4,902,172
Man Group PLC	227,448	283,845
Marks & Spencer Group PLC	396,504	2,073,085
Melrose PLC	149,832	517,873
National Grid PLC	891,576	9,254,597
Old Mutual PLC	1,209,528	2,988,552
Reed Elsevier PLC	195,984	1,652,023
Resolution Ltd.	335,304	1,082,229
Rexam PLC	109,512	745,529
Royal Bank of Scotland Group PLC[b]	517,391	1,732,354
Royal Dutch Shell PLC Class A	911,304	31,026,748
Royal Dutch Shell PLC Class B	663,192	23,374,296
RSA Insurance Group PLC	874,584	1,492,254
Schroders PLC	9,648	193,944
SEGRO PLC	180,504	669,419
SSE PLC	234,360	4,821,270
Standard Life PLC	586,296	2,222,113
TUI Travel PLC	110,448	316,162
United Utilities Group PLC	169,560	1,814,502
Vodafone Group PLC	12,397,608	35,469,244

Security	Shares	Value

Wolseley PLC	24,840	$896,311
Xstrata PLC	513,072	6,817,712

		267,731,997

TOTAL COMMON STOCKS (Cost: $1,341,570,921)		1,212,768,840

PREFERRED STOCKS — 0.30%

GERMANY — 0.30%
Bayerische Motoren Werke AG	7,416	370,898
Porsche Automobil Holding SE	13,464	696,758
ProSiebenSat.1 Media AG	7,128	150,112
RWE AG NVS	9,648	342,796
Volkswagen AG	12,528	2,144,611

		3,705,175

TOTAL PREFERRED STOCKS (Cost: $3,902,529)		3,705,175

RIGHTS — 0.04%

SPAIN — 0.04%
Actividades de Construcciones y Servicios SAb	34,704	41,885
Banco Santander SAb	2,327,040	427,014

		468,899

TOTAL RIGHTS (Cost: $478,241)		468,899

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	9,760,526	9,760,526
BlackRock Cash Funds: Prime, SL Agency Shares
0.22% [d,e,f]	668,171	668,171
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	60,231	60,231

		10,488,928

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,488,928)		10,488,928

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 100.41% (Cost: $1,356,440,619)	$1,227,431,842
Other Assets, Less Liabilities — (0.41)%	(4,967,190)

NET ASSETS — 100.00%	$1,222,464,652

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.28%

AUSTRALIA — 9.20%
Abacus Property Group	206,425	$431,204
Acrux Ltd.[a]	210,473	841,667
Adelaide Brighton Ltd.	841,480	2,975,386
Aditya Birla Minerals Ltd.	488,505	213,342
AET&D Holdings No. 1 Pty Ltd.[a],b	169,200	18
Alesco Corp. Ltd.	183,468	395,799
Alkane Resources Ltd.[a]	233,623	201,600
Ampella Mining Ltd.[a]	317,162	161,876
Ansell Ltd.	203,229	2,838,029
APN News & Media Ltd.	999,137	562,521
Aquarius Platinum Ltd.[c]	586,094	370,066
Aquila Resources Ltd.[a],c	154,335	345,943
ARB Corp. Ltd.	56,910	570,146
Ardent Leisure Group	359,409	499,256
Aristocrat Leisure Ltd.	321,982	799,657
Arrium Ltd.	1,637,412	1,240,654
Aspen Group Ltd.	1,197,268	459,880
Astro Japan Property Trust[c]	118,452	349,028
Atlas Iron Ltd.	643,390	1,167,948
Aurora Oil and Gas Ltd.[a],c	354,155	1,278,344
Ausdrill Ltd.	178,836	628,582
Ausenco Ltd.	71,573	233,492
Austal Ltd.	116,535	197,443
Austin Engineering Ltd.	49,383	219,306
Australand Property Group	98,685	293,899
Australian Agricultural Co. Ltd.[a]	312,337	363,200
Australian Infrastructure Fund	322,889	880,062
Automotive Holdings Group	111,747	304,576
AWE Ltd.	835,345	1,301,032
Bandanna Energy Ltd.[a],c	182,503	55,697
Bank of Queensland Ltd.	258,510	2,081,129
Bathurst Resources Ltd.[a],c	382,140	116,622
Beach Energy Ltd.	1,692,031	1,958,670
Beadell Resources Ltd.[a]	575,098	396,409
Billabong International Ltd.	388,369	553,789
Biota Holdings Ltd.[a],c	305,206	216,799
BlueScope Steel Ltd.[a]	3,189,762	889,538
Boart Longyear Group	553,487	1,333,838
Bradken Ltd.	199,863	1,047,423
Bunnings Warehouse Property Trust	448,154	931,440

Security	Shares	Value

Buru Energy Ltd.[a]	162,892	$584,540
Cabcharge Australia Ltd.	107,070	632,108
Cardno Ltd.	136,005	1,195,093
carsales.com Ltd.[c]	174,204	1,156,772
Challenger Diversified Property Group	478,059	279,212
Challenger Financial Services Group Ltd.	538,636	1,898,893
Challenger Infrastructure Fund Class A	308,284	436,349
Charter Hall Retail REIT	330,281	1,202,597
Clough Ltd.	195,815	144,246
Coalspur Mines Ltd.[a],c	508,538	323,772
Cockatoo Coal Ltd.[a]	631,429	109,640
Commonwealth Property Office Fund	1,360,843	1,532,329
CSR Ltd.	253,883	332,631
Cudeco Ltd.[a]	129,255	452,952
Dart Energy Ltd.[a],c	1,897,190	299,476
David Jones Ltd.[c]	676,957	1,738,246
Decmil Group Ltd.	126,222	346,686
Discovery Metals Ltd.[a,c]	181,812	254,469
Downer EDI Ltd.[a]	475,550	1,516,349
Drillsearch Energy Ltd.[a,c]	292,588	355,630
DUET Group	1,695,119	3,710,426
DuluxGroup Ltd.	240,957	780,999
Elemental Minerals Ltd.[a]	207,403	151,691
Emeco Holdings Ltd.	634,131	507,169
Energy Resources of Australia Ltd.[a,c]	419,021	612,930
Energy World Corp. Ltd.[a,c]	1,094,825	547,266
Envestra Ltd.	1,215,405	1,099,967
Evolution Mining Ltd.[a]	401,661	655,166
FKP Property Group	547,188	215,938
Fleetwood Corp. Ltd.	66,555	916,813
FlexiGroup Ltd.	127,904	411,875
Flight Centre Ltd.[c]	83,534	1,866,266
Focus Minerals Ltd.[a]	8,136,074	299,670
Forge Group Ltd.	25,461	115,482
G.U.D Holdings Ltd.	36,462	327,303
Gindalbie Metals Ltd.[a,c]	758,566	319,311
Goodman Fielder Ltd.	1,669,542	852,117
GrainCorp Ltd.	145,655	1,411,709
Grange Resources Ltd.	382,201	144,795
Gryphon Minerals Ltd.[a,c]	381,015	272,654
Guildford Coal Ltd.[a]	330,030	121,557
GWA Group Ltd.	76,101	168,178

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Hills Industries Ltd.	291,889	$328,671
Horizon Oil Ltd.[a]	1,483,951	429,450
iiNET Ltd.	165,717	566,775
Imdex Ltd.	131,185	217,433
Independence Group NL	239,220	787,956
Indophil Resources NLa	500,466	173,800
Industrea Ltd.	276,840	364,166
Infigen Energy[a]	1,678,608	397,459
Integra Mining Ltd.[a]	650,917	215,773
Intrepid Mines Ltd.[a,c]	490,406	113,537
Investa Office Fund	811,230	2,484,261
Invocare Ltd.	80,288	753,661
IOOF Holdings Ltd.	375,809	2,471,767
Iress Ltd.	54,015	380,846
Ivanhoe Australia Ltd.[a]	270,106	122,226
JB Hi-Fi Ltd.[c]	145,655	1,354,996
Jupiter Mines Ltd.[a]	661,952	118,423
Kagara Ltd.[a,b,c]	901,138	95
Kangaroo Resources Ltd.[a]	1,350,529	126,489
Kapsch TrafficCom AG	2,697	194,573
Karoon Gas Australia Ltd.[a]	191,955	749,434
Kingsgate Consolidated Ltd.	187,516	801,170
Kingsrose Mining Ltd.	301,920	365,384
Linc Energy Ltd.[a]	598,879	337,173
M2 Telecommunications Group Ltd.[c]	140,697	479,723
Macmahon Holdings Ltd.	1,631,429	1,038,685
Macquarie Atlas Roads Group[a]	133,605	183,482
McMillan Shakespeare Ltd.	33,775	421,186
Medusa Mining Ltd.	133,694	683,768
Mermaid Marine Australia Ltd.	55,945	154,249
Mesoblast Ltd.[a,c]	119,610	791,732
Metals X Ltd.[a]	671,790	84,835
Metminco Ltd.[a]	1,155,016	99,669
Miclyn Express Offshore Ltd.	143,155	281,714
Mincor Resources NL	796,958	536,754
Mineral Deposits Ltd.[a]	69,643	334,930
Mineral Resources Ltd.	60,384	507,725
Mirabela Nickel Ltd.[a,c]	1,447,875	403,773
Molopo Energy Ltd.[a]	488,862	216,071
Monadelphous Group Ltd.	59,251	1,356,797
Mount Gibson Iron Ltd.	902,677	907,185
Murchison Metals Ltd.[a]	1,029,814	525,607
Myer Holdings Ltd.	381,401	734,502

Security	Shares	Value

Navitas Ltd.	118,838	$485,230
Nexus Energy Ltd.[a,c]	1,766,388	250,946
Northern Iron Ltd.[a]	364,234	450,380
Northern Star Resources Ltd.[a]	282,552	261,662
NRW Holdings Ltd.	269,704	820,249
Nufarm Ltd.	119,031	685,185
OM Holdings Ltd.[a,c]	443,746	198,465
OrotonGroup Ltd.	20,448	168,490
Pacific Brands Ltd.	1,382,859	756,731
Paladin Energy Ltd.[a,c]	676,378	832,790
PanAust Ltd.[a]	536,320	1,343,264
Panoramic Resources Ltd.	418,635	262,128
Perilya Ltd.[a]	1,069,938	287,117
Perpetual Ltd.	25,654	645,498
Perseus Mining Ltd.[a,c]	374,072	909,342
Pharmaxis Ltd.[a]	306,745	359,926
Platinum Asset Management Ltd.	66,230	253,001
Premier Investments Ltd.	53,075	273,124
Primary Health Care Ltd.	504,678	1,603,916
Programmed Maintenance Services Ltd.	182,696	413,359
Publishing and Broadcasting Ltd.	753,665	2,688,675
Qube Logistics Holdings Ltd.	174,086	274,799
Ramelius Resources Ltd.[a]	517,990	272,553
REA Group Ltd.	50,348	725,347
Red Fork Energy Ltd.[a]	237,197	187,211
Redflex Holdings Ltd.	61,923	133,588
Regis Resources Ltd.[a]	378,897	1,810,245
Reject Shop Ltd. (The)	27,792	288,082
Resolute Mining Ltd.[a,c]	550,983	788,565
Rex Minerals Ltd.[a,c]	233,449	198,993
Roc Oil Co. Ltd.[a]	1,566,713	461,645
SAI Global Ltd.	237,869	1,118,937
Sandfire Resources NLa,c	49,383	366,376
Saracen Mineral Holdings Ltd.[a]	442,974	223,759
Sedgman Ltd.	140,647	216,834
Seek Ltd.	253,111	1,622,141
Senex Energy Ltd.[a,c]	880,608	569,925
Sigma Pharmaceuticals Ltd.	1,998,086	1,272,125
Silex Systems Ltd.[a]	168,226	683,346
Silver Lake Resources Ltd.[a]	184,428	520,142
Skilled Group Ltd.	228,803	529,718
Southern Cross Media Group Ltd.	358,830	445,585

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Spark Infrastructure Group[d]	1,279,644	$2,195,013
St Barbara Ltd.[a,c]	483,651	707,469
Starpharma Holdings Ltd.[a]	184,047	283,744
STW Communications Group Ltd.	681,010	666,495
Sundance Resources Ltd.[a,c]	3,294,516	1,161,440
Super Retail Group Ltd.	106,922	861,899
Tassal Group Ltd.	390,881	520,350
Ten Network Holdings Ltd.	353,624	176,765
Tiger Resources Ltd.[a]	535,000	163,272
TPG Telecom Ltd.	265,844	541,338
Transfield Services Ltd.	452,207	877,999
Transpacific Industries Group Ltd.[a]	981,198	800,237
Treasury Wine Estates Ltd.	736,767	3,426,989
Troy Resources Ltd.	99,350	417,158
UGL Ltd.	224,459	3,080,172
West Australian Newspapers Holdings Ltd.	412,944	675,743
Western Areas NLc	209,894	773,087
Wotif.com Holdings Ltd.	47,458	204,764

		127,797,815
AUSTRIA — 1.09%
AMS AG	7,334	597,727
Atrium European Real Estate Ltd.	315,425	1,408,174
Austria Technologie & Systemtechnik AG	16,320	126,643
CA Immobilien Anlagen AGa	46,706	463,042
conwert Immobilien Invest SE	181,806	2,055,207
EVN AG	26,233	325,657
Intercell AGa,c	64,050	152,240
Lenzing AG	7,908	693,911
Oesterreichische Post AG	76,428	2,438,305
RHI AG	58,647	1,300,081
Rosenbauer International AG	6,364	310,329
S IMMO AG	308,302	1,700,628
Schoeller-Bleckmann Oilfield Equipment AG	16,395	1,381,284
Wienerberger AG	159,546	1,345,949
Zumtobel AG	74,077	797,802

		15,096,979
BELGIUM — 1.31%
Ackermans & van Haaren NV	44,969	3,451,379
Agfa-Gevaert NVa,c	230,347	354,605

Security	Shares	Value

Barco NV	22,957	$1,323,162
Bekaert NV	29,514	764,398
Cofinimmo SA	22,195	2,412,248
Compagnie Maritime Belge SA	22,185	464,473
Deceuninck NVa	86,734	113,226
Econocom Group SA	7,329	152,991
Elia System Operator SA	18,711	744,997
Euronav SAa	18,518	118,590
EVS Broadcast Equipment SA	15,430	729,708
Galapagos NVa,c	42,826	770,038
Intervest Offices & Warehouses	7,523	183,446
KBC Ancora SCA[a,c]	18,904	164,365
Nyrstar NVa	134,852	649,693
Recticel SA	35,307	220,890
RHJ International SAa	190,642	892,184
SA D’Ieteren NV	14,282	594,332
SIPEF NV	19,676	1,514,499
Tessenderlo Chemie NV	60,602	1,591,205
ThromboGenics NVa	29,707	959,642

		18,170,071
DENMARK — 1.82%
ALK-Abello A/S	19,869	1,261,101
Alm. Brand A/Sa	84,504	165,032
Amagerbanken A/Sa,b	130,550	2
Auriga Industries A/S Class Ba	20,875	264,299
Bang & Olufsen A/S Class Ba	90,284	896,542
Bavarian Nordic A/Sa	42,826	372,113
Christian Hansen Holding A/S	80,095	2,291,970
D/S Norden A/S	32,023	787,040
East Asiatic Co. Ltd. A/S	52,471	1,241,835
FLSmidth & Co. A/S	55,005	3,322,795
Genmab A/Sa,c	40,896	420,321
GN Store Nord A/S	259,392	3,106,015
Greentech Energy Systems A/Sa	137,985	328,854
IC Companys A/S	8,488	125,027
Jyske Bank A/S Registered[a],c	53,243	1,430,176
NKT Holding A/Sc	38,580	1,225,948
Pandora A/S	53,050	510,117
Rockwool International A/S Class B	5,790	509,799
Royal Unibrew A/S	12,728	802,590
Schouw & Co. A/S	17,167	362,254
SimCorp A/S	9,457	1,544,824
Solar Holdings A/S Class B	8,101	415,632

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Sydbank A/Sa	85,850	$1,393,856
Topdanmark A/Sa	7,329	1,246,942
United International Enterprises Ltd.	2,118	335,815
Vestas Wind Systems A/Sa,c	182,117	872,886

		25,233,785
FINLAND — 1.54%
Amer Sports OYJ Class A	179,297	2,039,210
Biotie Therapies OYJ[a]	300,762	137,049
Cargotec Corp. Class B	19,483	425,899
Citycon OYJ	500,630	1,522,880
HKScan OYJ Class A	30,867	133,430
Huhtamaki OYJ	155,172	2,335,267
Kemira OYJ	48,037	603,432
Konecranes OYJ[c]	71,380	1,857,497
Metsa Board OYJ[a]	107,308	276,204
Outokumpu OYJ[a]	728,854	638,657
Outotec OYJ	62,146	2,857,850
Poyry OYJ[c]	33,376	150,852
Ramirent OYJ	57,489	443,212
Rautaruukki OYJ	23,536	153,914
Sponda OYJ	81,218	327,079
Stockmann OYJ ABP Class B	21,220	387,298
Talvivaara Mining Co. PLC[a]	189,719	449,539
Technopolis OYJ	87,044	355,901
Tieto OYJ	100,553	1,680,455
Tikkurila OYJ	11,382	196,385
Uponor OYJ	113,048	1,173,660
Vacon OYJ	6,171	286,516
YIT OYJ	165,980	2,986,469

		21,418,655
FRANCE — 3.31%
Air France-KLM[a],c	144,690	771,575
ALTEN	9,650	272,748
Altran Technologies SAa	226,680	1,063,629
Aperam	51,699	710,556
Artprice.com[a],c	4,627	153,799
Beneteau SAc	102,052	974,288
BOURBON SAc	58,840	1,562,332
CFAO SA	32,810	1,554,463
Club Mediterranee SAa	62,502	1,024,528
Compagnie Plastic Omnium SA	15,054	409,265
Derichebourg	231,312	501,945

Security	Shares	Value

Eiffage SA	24,511	$651,123
Etablissements Maurel et Prom	123,658	1,906,683
Euler Hermes SA	5,013	313,257
Eurofins Scientific SA	12,352	1,609,441
Faurecia	36,848	588,127
GameLoft SAa	36,848	211,471
GFI Informatique	21,826	72,038
Groupe Steria SCA	55,970	716,526
Haulotte Group[a]	83,341	563,486
Havas SA	554,682	2,709,931
IMS International Metal Service	60,577	564,003
Ingenico SA	53,075	2,846,624
Ipsen SA	13,693	324,456
Ipsos SA	27,020	786,323
Maurel & Prom Nigeria[a]	138,707	312,609
Medica SA	9,259	155,023
Neopost SA	24,689	1,410,218
Nexans SA	33,374	1,461,784
Nexity	42,633	1,013,340
Orpea SAc	56,935	2,124,584
PagesJaunes Groupe SAa,c	91,635	161,606
Parrot SAa	12,519	381,590
Rallye SA	5,013	146,318
Rubis SCA	17,177	905,405
SA des Ciments Vicat	2,697	113,827
Saft Groupe SA	53,629	1,218,563
SEB SA	37,056	2,464,361
Sechilienne-Sidec	47,072	602,904
Societe Immobiliere de Location pour l’Industrie et le Commerce	24,897	2,452,952
Societe Television Francaise 1	62,502	528,198
Soitec SAa,c	137,935	380,348
Spir Communication[a]	6,751	145,498
Technicolor SA Registered[a,c]	415,915	908,678
Teleperformance SA	94,337	2,329,423
Ubisoft Entertainment SAa	44,370	307,099
Valeo SA	77,779	3,348,295
Virbac SA	1,153	202,915

		45,938,155

GERMANY — 5.40%
Aareal Bank AGa	32,216	535,621
ADVA Optical Networking SEa	89,705	545,752

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

AIXTRON AGc	114,592	$1,514,279
Alstria Office REIT AG	40,530	451,578
Asian Bamboo AG Bearer	17,939	155,312
Aurubis AG	54,812	2,808,492
Balda AG	80,469	491,544
Bechtle AG	6,755	257,893
Bertrandt AG	10,803	768,996
Bilfinger Berger SE	58,865	4,844,853
Borussia Dortmund GmbH & Co. KGaA[a]	57,900	176,128
Carl Zeiss Meditec AG	22,967	556,507
CENTROTEC Sustainable AG	16,781	255,646
Colonia Real Estate AGa	45,551	185,125
Constantin Medien AGa	108,621	195,976
CTS Eventim AG	16,974	499,613
Delticom AG	2,890	196,823
Deutsche EuroShop AG	18,721	689,024
Deutsche Wohnen AG Bearer	148,996	2,490,041
DEUTZ AGa	197,547	738,625
Douglas Holding AG	47,285	1,978,203
Draegerwerk AG & Co. KGaA	3,276	279,353
Drillisch AG	32,617	306,493
Duerr AG	7,141	477,717
ElringKlinger AGc	69,450	1,930,438
Freenet AGc	144,883	2,127,785
Fuchs Petrolub AG	13,886	699,614
GAGFAH SAa	123,272	1,268,116
Gerresheimer AG	45,162	2,119,094
Gerry Weber International AG	15,440	636,627
Gesco AG	4,439	347,254
GFK SE	13,307	626,031
Gildemeister AG	104,561	1,586,472
GSW Immobilien AG	36,284	1,338,332
Heidelberger Druckmaschinen AGa,c	297,481	381,750
Indus Holding AG	11,194	262,623
IVG Immobilien AGa	181,538	422,330
Kloeckner & Co. SEa	125,974	1,098,569
Kontron AG	143,918	705,956
Krones AGc	5,211	244,318
KUKA AGa,c	69,643	1,586,294
KWS Saat AG	1,158	316,531
LEONI AG	49,987	1,862,850
MLP AG	113,827	614,285

Security	Shares	Value

MorphoSys AGa,c	61,760	$1,384,301
MTU Aero Engines Holding AG	69,480	5,235,055
Nordex SEa,c	37,955	142,568
NORMA Group	14,466	320,681
PATRIZIA Immobilien AGa	32,057	196,807
Pfeiffer Vacuum Technology AG	7,913	783,324
Prime Office REIT AG	39,741	171,056
QSC AG	155,686	444,825
R. Stahl AG	4,434	137,063
Rational AG	1,544	353,777
Rheinmetall AG	51,917	2,603,571
SAF-Holland SAa	26,814	153,556
SGL Carbon SEc	50,759	2,062,279
Sky Deutschland AGa,c	392,209	1,202,732
Software AG	84,148	2,752,478
SolarWorld AGc	204,688	299,979
Stada Arzneimittel AG	72,954	2,314,446
Stroer Out-Of-Home Media AGa	18,134	170,423
Suss Microtec AGa,c	12,545	141,489
Symrise AG	154,593	4,866,342
TAG Immobilien AG	33,389	321,560
Tom Tailor Holding AG	12,352	212,893
TUI AGa	102,631	664,712
Vossloh AG	16,405	1,448,798
Wacker Neuson SE	10,610	157,977
Wincor Nixdorf AGc	44,004	1,678,090
Wirecard AG	145,329	2,881,577
XING AGc	6,364	320,557

		74,997,779
GREECE — 0.62%
Alpha Bank AEa	690,554	1,029,046
Bank of Cyprus PLC[a]	2,140,177	579,862
EFG Eurobank Ergasias SAa	352,312	292,876
Ellaktor SAa	115,050	147,357
Folli Follie Group[a]	25,090	158,206
Frigoglass SAa	27,221	116,999
Hellenic Exchanges SA	32,810	100,210
Hellenic Petroleum SA	145,136	950,909
Hellenic Telecommunications Organization SAa	209,019	519,983
Jumbo SAa	118,816	443,373
Marfin Investment Group SAa	599,853	134,452
Metka SA	19,116	142,666

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Motor Oil (Hellas) Corinth Refineries SA	34,157	$201,917
Mytilineos Holdings SAa	102,648	268,002
National Bank of Greece SAa	927,751	1,451,066
Piraeus Bank SAa	1,297,205	354,661
Public Power Corp. SAa	152,280	403,212
Terna Energy SA	90,150	131,009
Titan Cement Co. SAa	71,440	1,143,765
Viohalco Hellenic Copper and Aluminum Industry SAa	44,400	119,751

		8,689,322
HONG KONG — 2.79%
AAC Technologies Holdings Inc.[c]	772,000	2,255,170
APAC Resources Ltd.[a]	3,860,000	124,458
Bonjour Holdings Ltd.	1,544,000	230,993
Brightoil Petroleum (Holdings) Ltd.[c]	2,312,512	453,337
Cafe de Coral Holdings Ltd.[c]	1,158,000	3,330,483
Champion REIT	4,262,000	1,874,397
China Daye Non-Ferrous Metals Mining Ltd.[a]	4,238,000	191,303
China WindPower Group Ltd.	5,790,000	169,511
Chow Sang Sang Holdings International Ltd.[c]	193,000	393,784
Citic Telecom International Holdings Ltd.	1,351,000	259,618
City Telecom HK Ltd.	579,000	129,187
CK Life Sciences International (Holdings) Inc.	5,396,000	302,730
CSI Properties Ltd.	7,720,000	353,459
CST Mining Group Ltd.[a]	16,944,000	253,494
Dah Sing Banking Group Ltd.	231,600	213,868
Dickson Concepts International Ltd.	482,500	260,116
Emperor Watch & Jewellery Ltd.[c]	1,930,000	174,241
Esprit Holdings Ltd.[c]	1,293,100	1,572,670
eSun Holdings Ltd.[a]	764,000	98,534
EVA Precision Industrial Holdings Ltd.	764,000	58,135
G-Resources Group Ltd.[a]	16,776,000	973,632
Giordano International Ltd.[c]	1,930,000	1,349,119
Great Eagle Holdings Ltd.	193,000	489,367
HKR International Ltd.	463,200	171,453
Honbridge Holdings Ltd.[a]	1,544,000	117,488

Security	Shares	Value

Hutchison Telecommunications Hong Kong Holdings Ltd.[c]	3,474,000	$1,689,137
I.T Ltd.	386,000	162,293
IRC Ltd.[a,c]	764,000	67,003
Johnson Electric Holdings Ltd.[c]	3,184,500	1,868,730
K. Wah International Holdings Ltd.[c]	1,351,000	494,843
Kingston Financial Group Ltd.[c]	3,083,000	310,143
Lai Sun Development Co. Ltd.[a]	28,549,665	515,493
Luk Fook Holdings International Ltd.[c]	386,000	935,921
Man Wah Holdings Ltd.[c]	307,200	114,898
Melco International Development Ltd.[c]	1,546,000	1,170,419
Midland Holdings Ltd.	1,158,000	621,292
Mongolia Energy Corp. Ltd.[a,c]	4,821,000	189,640
Neo-Neon Holdings Ltd.[c]	866,500	89,403
Newocean Energy Holdings Ltd.	1,158,000	241,945
Oriental Press Group Ltd.	2,308,000	241,110
Pacific Andes International Holdings Ltd.	2,694,000	147,666
Pacific Basin Shipping Ltd.[c]	2,702,000	1,202,260
Pacific Textile Holdings Ltd.	193,000	134,912
Pico Far East Holdings Ltd.	772,000	169,262
Prosperity REIT[c]	2,123,000	539,399
Sa Sa International Holdings Ltd.[c]	772,000	470,947
Samson Holding Ltd.	1,540,000	182,727
Sateri Holdings Ltd.	673,500	150,272
Shun Tak Holdings Ltd.[c]	1,544,000	537,656
Singamas Container Holdings Ltd.	1,158,000	241,945
Sinopoly Battery Ltd.[a]	3,860,000	139,392
SITC International Holdings Co. Ltd.	772,000	180,215
SmarTone Telecommunications Holding Ltd.	386,000	816,441
Stella International Holdings Ltd.	386,000	964,795
Sun Innovation Holdings Ltd.[a]	3,412,000	45,765
Techtronic Industries Co. Ltd.[c]	1,737,000	2,352,247
Television Broadcasts Ltd.	193,000	1,383,968
Texwinca Holdings Ltd.	386,000	364,412
Trinity Ltd.	772,000	504,800
Value Partners Group Ltd.[c]	386,000	177,725
Vitasoy International Holdings Ltd.	386,000	343,503
VTech Holdings Ltd.[c]	193,600	2,278,411
Xinyi Glass Holdings Co. Ltd.	1,930,000	975,747

		38,817,284

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

IRELAND — 1.33%
Bank of Ireland[a]	25,275,219	$3,143,897
Beazley PLC	47,075	117,052
C&C Group PLC	445,452	1,958,489
DCC PLC	112,712	2,802,583
FBD Holdings PLC	90,284	878,395
Glanbia PLC	155,300	1,166,684
Grafton Group PLC	301,727	1,033,025
Greencore Group PLC	698,761	826,588
Independent News & Media PLC[a]	520,337	131,368
Kingspan Group PLC	56,717	454,024
Paddy Power PLC	54,426	3,673,153
Smurfit Kappa Group PLC	144,883	1,079,505
Total Produce PLC	166,829	81,156
United Drug PLC	437,930	1,131,520

		18,477,439

ISRAEL — 1.16%
Africa Israel Investments Ltd.[a]	44,163	111,805
Africa Israel Properties Ltd.[a]	20,305	131,800
Airport City Ltd.[a]	73,310	282,535
AL-ROV (Israel) Ltd.[a]	9,109	148,194
Alon Holdings Blue Square — Israel Ltd.	55,173	111,135
Alony Hetz Properties & Investments Ltd.	49,532	197,606
Alrov Properties and Lodgings Ltd.	10,611	138,471
Amot Investments Ltd.	119,031	244,095
Avgol Industries 1953 Ltd.	294,398	211,851
Babylon Ltd.	23,729	245,298
Bayside Land Corp. Ltd.[c]	1,158	179,969
Ceragon Networks Ltd.[a]	84,885	699,867
Clal Industries and Investments Ltd.	45,724	127,346
Clal Insurance Enterprises Holdings Ltd.	7,334	62,271
Delek Automotive Systems Ltd.	18,904	102,121
Discount Investment Corp. Ltd. Registered[a,c]	47,072	53,267
Electra (Israel) Ltd.	2,890	211,085
Frutarom	63,853	569,238
Gazit Globe Ltd.	26,040	242,988
Gilat Satellite Networks Ltd.[a]	96,500	249,876
Given Imaging Ltd.[a]	16,588	236,698
Hadera Paper Ltd.[a]	6,364	217,642

Security	Shares	Value

Harel Insurance Investments & Financial Services Ltd.	4,048	$97,841
Hot Telecommunication Systems Ltd.[c]	30,932	244,709
Israel Discount Bank Ltd. Class Aa	148,738	138,755
Israel Land Development Co. Ltd. (The)	25,270	147,860
Ituran Location and Control Ltd.	44,370	495,189
Jerusalem Economy Ltd.[a]	23,156	91,625
Jerusalem Oil Exploration Ltd.[a]	27,778	471,152
Koor Industries Ltd.[a]	8,390	55,786
MATRIX IT Ltd.	91,056	354,126
Melisron Ltd.	30,479	464,205
Mellanox Technologies Ltd.[a]	33,953	3,654,707
Menorah Mivtachim Holdings Ltd.[a]	27,393	147,361
Migdal Insurance & Financial Holdings Ltd.	128,681	118,849
Naphtha Israel Petroleum Corp. Ltd.[a]	139,287	430,214
Nitsba Holdings (1995) Ltd.[a]	32,452	215,044
Norstar Holdings Inc.	18,132	287,755
Oil Refineries Ltd.[a]	494,647	227,497
Ormat Industries Ltd.	44,756	195,509
Osem Investment Ltd.	37,615	467,273
Partner Communications Co. Ltd.	51,313	167,374
Paz Oil Co. Ltd.	2,895	301,522
Plasson Industries Ltd.	12,921	284,875
Property & Building Corp. Ltd.	4,628	130,868
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	29,722	756,940
Retalix Ltd.[a]	22,185	464,351
Shikun & Binui Ltd.[c]	104,175	136,626
Shufersal Ltd.	113,627	246,356
Strauss Group Ltd.[a]	32,988	294,413
Tower Semiconductor Ltd.[a]	261,019	170,411
Union Bank of Israel[a]	38,335	98,398

		16,132,749
ITALY — 2.34%
A2A SpA	564,295	236,702
Alerion Cleanpower SpA	48,738	204,079
Arnoldo Mondadori Editore SpA[a]	684,291	770,263
Azimut Holding SpA	176,595	1,692,038
Banca Carige SpA	456,641	349,798
Banca Generali SpA	26,827	305,774
Banca Piccolo Credito Valtellinese Scrl	428,478	561,464

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Banca Popolare dell’Emilia Romagna Scrl	281,086	$1,226,832
Banca Popolare di Milano Scrl[a],c	2,968,288	1,363,537
Banca Popolare di Sondrio Scrl	272,594	1,505,338
Beni Stabili SpA	1,711,017	783,669
Buzzi Unicem SpA	145,269	1,464,346
Cam Finanziara SpA[a]	323,982	115,590
CIR SpA[c]	1,151,740	1,163,109
Danieli SpA RNC	107,842	1,176,721
Davide Campari-Milano SpA	435,601	3,009,565
De’Longhi SpA	27,406	303,767
DiaSorin SpA	11,189	307,290
EI Towers SpA[a]	13,089	305,469
ERG SpA	113,434	799,082
Fondiaria-Sai SpA[a],c	449,304	554,447
Gemina SpA[a]	1,035,792	800,458
Gruppo Editoriale L’Espresso SpA	693,550	544,088
Hera SpA	1,020,936	1,252,304
Immsi SpA	273,878	150,096
Impregilo SpA	457,992	1,730,475
Interpump Group SpA	42,247	292,665
Italcementi SpA	88,553	192,486
Juventus Football Club SpA[a]	1,786,450	411,859
Lottomatica Group SpA	34,161	671,873
Marr SpA	131,185	1,188,280
Mediolanum SpA	110,782	368,643
Piaggio & C. SpA	105,526	253,423
Recordati SpA	236,039	1,594,455
Reply SpA	6,750	144,147
Sabaf SpA	15,816	184,458
Salvatore Ferragamo Italia SpA	37,635	732,784
Saras SpA[a]	237,097	261,191
Societa Cattolica di Assicurazioni Scrl[a]	104,317	1,271,869
Sogefi SpA	82,570	195,548
Sorin SpA[a]	171,770	360,470
Tod’s SpA	8,878	818,387
Unipol Gruppo Finanziario SpA[a,c]	118,695	294,989
Yoox SpA[a]	40,337	538,002

		32,451,830
JAPAN — 28.89%
77 Bank Ltd. (The)	193,000	731,472
Access Co. Ltd.[a]	965	685,755
Accordia Golf Co. Ltd.	965	635,096

Security	Shares	Value

Achilles Corp.	193,000	$261,946
Adeka Corp.	115,800	983,040
Aderans Co. Ltd.[a]	19,300	234,516
Advance Residence Investment Corp.	1,351	2,644,915
Aeon Delight Co. Ltd.	19,300	447,286
Ai Holdings Corp.	115,800	646,463
Aida Engineering Ltd.	57,900	348,438
AIFUL Corp.[a,c]	289,250	496,280
Airport Facilities Co. Ltd.	38,600	178,420
Akebono Brake Industry Co. Ltd.[c]	77,200	341,024
Alpha Systems Inc.	6,000	77,516
Alps Electric Co. Ltd.	231,600	1,399,682
Anritsu Corp.	193,000	2,409,411
AOC Holdings Inc.	57,900	191,270
Aoyama Trading Co. Ltd.	38,600	756,184
Arcs Co. Ltd.	19,300	425,539
Arnest One Corp.	38,600	531,306
Asahi Diamond Industrial Co. Ltd.	38,600	449,757
Asahi Holdings Inc.	19,300	334,352
Atsugi Co. Ltd.	193,000	229,821
Autobacs Seven Co. Ltd.	19,300	952,644
Avex Group Holdings Inc.	19,300	293,825
Awa Bank Ltd. (The)	579,000	3,573,342
Azbil Corp.	116,000	2,366,044
Bank of Iwate Ltd. (The)	57,900	2,446,479
Bank of Nagoya Ltd. (The)	386,000	1,176,287
Calsonic Kansei Corp.	386,000	1,902,817
Canon Marketing Japan Inc.	57,900	785,097
Capcom Co. Ltd.	77,200	1,580,574
Chuetsu Pulp & Paper Co. Ltd.	46,000	82,458
CMK Corp.	135,100	480,894
COMSYS Holdings Corp.	193,000	2,421,767
CyberAgent Inc.	772	1,529,173
DA Office Investment Corp.	386	1,050,256
Daiei Inc. (The)[a]	192,750	446,706
Daifuku Co. Ltd.	193,000	1,158,988
Daihen Corp.	386,000	1,200,999
Daiichikosho Co. Ltd.	19,300	396,132
Daikokutenbussan Co. Ltd.	3,000	84,084
Daikyo Inc.	386,000	978,592
Dainippon Screen Manufacturing Co. Ltd.	193,000	1,309,731
Daio Paper Corp.	193,000	1,173,816
Daiseki Co. Ltd.	19,300	325,209

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Daishi Bank Ltd. (The)	965,000	$2,841,869
Daiwabo Holdings Co. Ltd.	193,000	348,438
Daiwahouse Residential Investment Corp.	193	1,354,213
DCM Holdings Co. Ltd.	115,800	806,597
DIC Corp.	579,000	1,008,246
Digital Garage Inc.	193	325,703
DISCO Corp.	38,600	2,053,560
Don Quijote Co. Ltd.	77,200	2,587,831
Dowa Holdings Co. Ltd.	193,000	1,198,528
Dr. Ci:Labo Co. Ltd.[c]	386	1,307,260
Duskin Co. Ltd.	154,400	3,058,346
eAccess Ltd.[c]	2,890	533,225
Ebara Corp.	579,000	2,201,831
EDION Corp.	154,800	751,206
Exedy Corp.	77,200	1,552,896
Ferrotec Corp.[c]	38,600	198,189
Frontier Real Estate Investment Corp.	193	1,579,091
Fudo Tetra Corp.[a]	231,100	322,534
Fuji Machine Manufacturing Co. Ltd.	115,800	1,897,874
Fuji Oil Co. Ltd.	96,500	1,222,004
Fuji Soft Inc.	77,200	1,203,964
Fujikura Ltd.	579,000	1,757,017
Fujimi Inc.	19,300	273,808
Funai Electric Co. Ltd.	38,600	496,709
Furuno Electric Co. Ltd.	57,900	230,562
Fuso Pharmaceutical Industries Ltd.	28,000	85,326
Futaba Industrial Co. Ltd.[a]	96,500	454,699
Gakken Holdings Co. Ltd.	193,000	407,746
Global One Real Estate Investment Corp. Ltd.	386	2,436,594
Glory Ltd.	116,000	2,415,058
GMO Internet Inc.	173,700	878,508
Growell Holdings Co. Ltd.	4,000	146,223
Gulliver International Co. Ltd.	13,510	414,814
Gun-Ei Chemical Industry Co. Ltd.	24,000	63,303
Gunze Ltd.	193,000	511,536
H.I.S. Co. Ltd.	57,900	2,003,147
H2O Retailing Corp.	193,000	1,994,251
Hanwa Co. Ltd.	579,000	2,083,214
Haseko Corp.[a]	1,745,000	1,206,530
Heiwa Corp.	38,600	701,818
Heiwa Real Estate Co. Ltd.	677,000	1,594,981

Security	Shares	Value

Heiwa Real Estate REIT Inc.	386	$231,551
Higo Bank Ltd. (The)	579,000	3,069,219
Hitachi Zosen Corp.	1,453,000	1,786,018
Hogy Medical Co. Ltd.	38,600	1,878,105
Hokkoku Bank Ltd. (The)	772,000	2,817,157
Honeys Co. Ltd.	40,530	748,845
HORIBA Ltd.	19,300	686,497
Hoshizaki Electric Co. Ltd.	19,300	499,181
Hosiden Corp.	154,600	912,556
House Foods Corp.	96,500	1,614,923
Hyakugo Bank Ltd. (The)	579,000	2,439,065
Hyakujushi Bank Ltd. (The)	772,000	2,856,697
Iino Kaiun Kaisha Ltd.	213,400	890,761
Inabata & Co. Ltd.	115,800	717,634
Iseki & Co. Ltd.	386,000	1,013,188
Ishihara Sangyo Kaisha Ltd.[a]	386,000	311,370
IT Holdings Corp.	135,400	1,409,478
ITO EN Ltd.	57,900	1,103,881
Izumi Co. Ltd.	96,500	1,954,712
JAFCO Co. Ltd.	19,300	345,967
Japan Airport Terminal Co. Ltd.	97,000	1,115,314
Japan Digital Laboratory Co. Ltd.	115,800	1,282,548
Japan Excellent Inc.	386	1,907,759
Japan Hotel Real Estate Investment Corp.	1,158	310,332
Japan Logistics Fund Inc.	386	3,415,186
Japan Rental Housing Investments Inc.	772	385,506
Japan Securities Finance Co. Ltd.	231,600	1,120,932
Juki Corp.[c]	386,000	578,259
Juroku Bank Ltd. (The)	579,000	1,905,288
JVC Kenwood Corp.[c]	159,780	493,047
K’s Holdings Corp.[c]	57,960	1,899,841
kabu.com Securities Co. Ltd.[c]	154,400	468,538
Kagome Co. Ltd.	96,500	2,148,700
Kagoshima Bank Ltd. (The)	386,000	2,332,804
Kakaku.com Inc.	38,600	1,235,101
Kaken Pharmaceutical Co. Ltd.	193,000	2,745,493
Kanematsu Corp.[a]	1,548,000	1,843,329
Kasumi Co. Ltd.	57,900	409,971
Keihin Corp.	96,600	1,307,378
Keiyo Bank Ltd. (The)	579,000	2,609,577
Kenedix Inc.[a]	2,895	387,730
Kenedix Realty Investment Corp.	386	1,243,503

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Kewpie Corp.	231,600	$3,436,932
Kitz Corp.	347,400	1,392,269
Kiyo Holdings Inc.	1,742,000	2,453,521
Koa Corp.	19,300	172,983
Kobayashi Pharmaceutical Co. Ltd.	77,200	4,037,926
Kojima Co. Ltd.[c]	115,800	375,127
Komeri Co. Ltd.	77,200	1,936,425
Konaka Co. Ltd.	38,600	445,803
KYB Co. Ltd.[c]	386,000	1,665,583
Kyodo Printing Co. Ltd.	41,000	107,093
KYORIN Holdings Inc.	193,000	4,223,265
Leopalace21 Corp.[a]	193,000	654,866
Lintec Corp.	19,300	353,380
Lion Corp.	193,000	1,072,497
Macnica Inc.	19,300	410,218
Macromill Inc.	38,600	426,033
Maruha Nichiro Holdings Inc.	966,000	1,447,145
Marusan Securities Co. Ltd.	310,000	1,032,010
Matsui Securities Co. Ltd.	57,900	343,990
Matsuya Co. Ltd.[a,c]	57,900	514,502
Megane Top Co. Ltd.	57,900	669,446
MEGMILK SNOW BRAND Co. Ltd.	38,600	656,348
Meidensha Corp.[c]	193,000	714,174
Meitec Corp.	97,100	2,094,923
Meito Sangyo Co. Ltd.	5,700	76,341
MID REIT Inc.	579	1,427,113
Minebea Co. Ltd.[c]	386,000	1,364,097
Ministop Co. Ltd.	19,300	338,800
Misumi Group Inc.	154,400	3,770,049
Mitsubishi Steel Manufacturing Co. Ltd.	579,000	1,238,067
Mitsui Engineering & Shipbuilding Co. Ltd.	772,000	978,592
Mitsui Mining & Smelting Co. Ltd.	579,000	1,208,412
Mitsumi Electric Co. Ltd.[a]	77,200	503,134
Mizuno Corp.	579,000	3,017,324
Monex Group Inc.[c]	2,312	380,696
Mori Hills REIT Investment Corp.	193	816,729
Mori Seiki Co. Ltd.	154,800	1,143,657
MORI TRUST Sogo REIT Inc.	386	3,247,145
MOS Food Services Inc.	19,300	387,483
Moshi Moshi Hotline Inc.	57,900	624,223
Musashino Bank Ltd. (The)	77,200	2,151,913
Nagase & Co. Ltd.	193,000	2,243,841

Security	Shares	Value

Nanto Bank Ltd. (The)	386,000	$1,640,871
Net One Systems Co. Ltd.	135,100	1,928,764
New Japan Chemical Co. Ltd.	38,600	248,602
Nichi-Iko Pharmaceutical Co. Ltd.[c]	77,200	1,665,583
Nichicon Corp.	96,500	792,017
Nifco Inc.	96,500	2,162,292
Nihon Dempa Kogyo Co. Ltd.[c]	57,900	699,100
Nihon Kohden Corp.	77,400	2,533,091
Nihon Parkerizing Co. Ltd.	193,000	2,728,195
Nihon Unisys Ltd.	173,700	1,165,414
Nippon Carbon Co. Ltd.	386,000	855,032
Nippon Chemi-Con Corp.[a,c]	193,000	437,401
Nippon Coke & Engineering Co. Ltd.	482,500	593,086
Nippon Denko Co. Ltd.	193,000	612,855
Nippon Kayaku Co. Ltd.	386,000	3,751,268
Nippon Konpo Unyu Soko Co. Ltd.	173,700	2,088,403
Nippon Light Metal Co. Ltd.	965,000	1,062,612
Nippon Paint Co. Ltd.	386,000	3,202,663
Nippon Seiki Co. Ltd.	193,000	1,902,817
Nippon Sharyo Ltd.	386,000	1,359,155
Nippon Sheet Glass Co. Ltd.[c]	579,000	541,191
Nippon Shinyaku Co. Ltd.	193,000	2,379,757
Nippon Shokubai Co. Ltd.	193,000	2,364,930
Nippon Suisan Kaisha Ltd.[c]	559,700	1,297,128
Nippon Yakin Kogyo Co. Ltd.[a]	386,000	400,333
Nishimatsuya Chain Co. Ltd.	154,800	1,326,008
Nishio Rent All Co. Ltd.	38,600	466,561
Nissan Chemical Industries Ltd.	115,800	1,227,688
Nisshin OilliO Group Ltd. (The)	386,000	1,532,138
Nisshinbo Holdings Inc.	193,000	1,277,606
Nitto Boseki Co. Ltd.[c]	386,000	1,146,633
Nitto Kogyo Corp.	19,300	348,685
Noritsu Koki Co. Ltd.	38,600	177,926
NSD Co. Ltd.	154,800	1,365,649
OBIC Co. Ltd.	5,790	1,181,723
Ogaki Kyoritsu Bank Ltd. (The)	579,000	2,009,078
Okasan Securities Group Inc.	579,000	2,060,973
Oki Electric Industry Co. Ltd.[a]	965,000	1,532,138
Okinawa Electric Power Co. Inc. (The)	38,600	1,051,245
Okuma Corp.	196,000	1,187,042
OncoTherapy Science Inc.[a]	193	305,439
Onoken Co. Ltd.	38,600	320,266
Orient Corp.[a,c]	676,000	917,490

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

ORIX JREIT Inc.	579	$2,613,284
Osaka Securities Exchange Co. Ltd.[c]	386	2,285,851
OSAKA Titanium technologies Co. Ltd.[c]	19,300	574,305
OSG Corp.	154,400	2,115,339
Otsuka Kagu Ltd.	19,300	189,293
Pacific Metals Co. Ltd.	193,000	694,405
PARK24 Co. Ltd.	193,000	2,965,429
Penta-Ocean Construction Co. Ltd.[c]	289,500	737,650
Pioneer Corp.[a,c]	310,000	857,362
Point Inc.	30,940	1,083,890
Premier Investment Corp.	193	680,566
Press Kogyo Co. Ltd.	193,000	864,917
Prima Meat Packers Ltd.	193,000	355,851
Pronexus Inc.	38,600	231,303
Proto Corp.	4,000	127,785
Rengo Co. Ltd.	386,000	2,135,109
Resorttrust Inc.	115,800	2,046,146
Ringer Hut Co. Ltd.	19,300	262,193
Riso Kagaku Corp.	19,300	322,738
Rohto Pharmaceutical Co. Ltd.	193,000	2,616,991
Roland Corp.	135,400	1,055,808
Ryohin Keikaku Co. Ltd.	38,600	2,095,570
Ryosan Co. Ltd.	19,300	359,311
S Foods Inc.	16,000	142,382
Saizeriya Co. Ltd.[c]	58,100	891,958
San-in Godo Bank Ltd. (The)	386,000	2,718,310
Sanken Electric Co. Ltd.[a]	193,000	726,530
Sankyu Inc.	579,000	2,187,004
Sanoh Industrial Co. Ltd.	19,300	154,697
Sanshin Electronics Co. Ltd.	38,600	286,164
Sanwa Holdings Corp.	579,000	2,446,479
Sanyo Shokai Ltd.	193,000	642,510
Sanyo Special Steel Co. Ltd.	386,000	1,433,291
Sapporo Hokuyo Holdings Inc.	250,900	722,823
Sapporo Holdings Ltd.	193,000	610,384
Sato Holdings Corp.	19,300	302,474
Sawai Pharmaceutical Co. Ltd.	19,300	2,110,397
SCSK Corp.	42,080	571,663
Seino Holdings Co. Ltd.	386,000	2,624,405
Senshu Ikeda Holdings Inc.	185,180	953,167
Seria Co. Ltd.	19,300	299,261
Shiga Bank Ltd. (The)	579,000	3,187,836
Shikoku Chemicals Corp.	15,000	82,010

Security	Shares	Value

Shima Seiki Manufacturing Ltd.	57,900	$831,061
Shimachu Co. Ltd.	116,200	2,456,417
Shinko Electric Industries Co. Ltd.	38,600	272,325
Shinko Plantech Co. Ltd.	135,400	1,258,648
Ship Healthcare Holdings Inc.	19,300	506,841
Showa Corp.	77,200	600,005
Simplex Technology Inc.	1,351	506,322
Sinanen Co. Ltd.	26,000	110,858
Sinfonia Technology Co. Ltd.	386,000	825,378
SKY Perfect JSAT Holdings Inc.	2,702	1,131,311
Skymark Airlines Inc.[a]	57,900	282,457
So-net Entertainment Corp.	386	1,630,986
So-net M3 Inc.[c]	386	2,016,492
Sodick Co. Ltd.	38,600	191,764
Sotetsu Holdings Inc.	772,000	2,609,577
Star Micronics Co. Ltd.	116,000	1,090,192
Start Today Co. Ltd.[c]	57,900	771,012
Sugi Holdings Co. Ltd.	19,300	644,239
Sumitomo Bakelite Co. Ltd.	386,000	1,611,216
Sumitomo Forestry Co. Ltd.	289,500	2,509,494
Sumitomo Light Metal Industries Ltd.	386,000	375,621
Sumitomo Osaka Cement Co. Ltd.	579,000	1,927,529
Sumitomo Warehouse Co. Ltd. (The)	579,000	2,631,818
Sundrug Co. Ltd.	19,300	673,894
Systena Corp.	193	151,978
Tadano Ltd.	193,000	1,324,558
Taiyo Yuden Co. Ltd.	96,500	801,901
Takara Holdings Inc.	386,000	2,654,059
Takihyo Co. Ltd.	20,000	109,347
Takiron Co. Ltd.	28,000	89,987
Toagosei Co. Ltd.	579,000	2,194,417
TOC Co. Ltd.	309,800	1,654,118
Toda Corp.	579,000	1,779,257
Toho Holdings Co. Ltd.	77,200	1,522,253
Toho Zinc Co. Ltd.	386,000	1,280,077
Tohokushinsha Film Corp.	38,600	316,312
Tokai Carbon Co. Ltd.	386,000	1,606,274
Tokai Rika Co. Ltd.	57,900	905,939
Tokai Tokyo Financial Holdings Inc.	579,000	1,972,010
Tokuyama Corp.[c]	386,000	869,859
Tokyo Broadcasting System Holdings Inc.	19,300	223,643
Tokyo Dome Corp.[a]	579,000	1,690,294
Tokyo Ohka Kogyo Co. Ltd.	38,600	821,918

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Tokyo Seimitsu Co. Ltd.	77,200	$1,214,837
Tokyo Steel Manufacturing Co. Ltd.	77,200	288,635
Tokyo Tatemono Co. Ltd.[a]	193,000	721,588
Tokyo Tomin Bank Ltd. (The)	77,200	701,818
Tokyu Construction Co. Ltd.	129,210	246,508
TOKYU REIT Inc.	386	1,878,105
TOMONY Holdings Inc.	38,600	158,156
Tomy Co. Ltd.	212,300	1,321,099
Topcon Corp.[c]	135,100	972,166
Topre Corp.	38,600	354,863
Toshiba Machine Co. Ltd.	193,000	810,551
Toyo Construction Co. Ltd.	386,000	331,140
Toyo Corp.	19,300	215,735
Toyo Kanetsu K.K.	193,000	434,930
Toyobo Co. Ltd.	386,000	489,296
TPR Co. Ltd.	57,900	842,182
TS Tech Co. Ltd.	77,200	1,255,365
TSI Holdings Co. Ltd.	96,500	605,442
Tsukuba Bank Ltd. (The)	193,000	659,808
Uchida Yoko Co. Ltd.	193,000	560,960
ULVAC Inc.[a],c	77,200	605,936
Unipres Corp.	19,300	515,985
United Urban Investment Corp.	2,702	2,947,636
Universal Entertainment Corp.	19,300	429,987
UNY Co. Ltd.	212,300	1,924,563
USEN Corp.[a],c	615,370	551,548
Valor Co. Ltd.	19,300	316,312
Wacoal Holdings Corp.	193,000	2,313,035
Wacom Co. Ltd.	579	1,301,823
Xebio Co. Ltd.	77,200	1,691,283
Yahagi Construction Co. Ltd.	38,600	172,983
Yodogawa Steel Works Ltd.	579,000	2,149,936
Yokohama Reito Co. Ltd.	38,600	303,956
Yokohama Rubber Co. Ltd. (The)	193,000	1,349,270
Yonekyu Corp.	57,900	542,673
Yoshinoya Holdings Co. Ltd.	2,316	3,089,977
Zensho Holdings Co. Ltd.[c]	38,600	495,227
Zeon Corp.	386,000	3,192,778

		401,255,107
NETHERLANDS — 1.79%
Aalberts Industries NV	150,540	2,384,212
Arcadis NV	106,491	2,222,975
ASM International NV	47,265	1,796,627

Security	Shares	Value

BinckBank NV	100,701	$670,071
CSM NV CVA	83,569	1,250,985
Eurocommercial Properties NV	23,150	783,180
Koninklijke BAM Groep NV	277,226	728,585
Koninklijke Wessanen NV	270,200	685,163
Mediq NV	129,117	1,365,931
Nutreco NV	49,601	3,564,985
PostNL NV	304,622	1,241,770
Royal Imtech NV	101,325	2,589,950
Sligro Food Group NV	4,434	102,688
SNS REAAL NVa,c	269,235	331,245
Tetragon Financial Group Ltd.	62,116	467,112
TKH Group NV	25,847	522,838
TomTom NVa,c	36,655	147,029
USG People NV	117,294	779,760
VastNed Retail NV	42,633	1,625,019
Wereldhave NV	31,637	1,665,649

		24,925,774
NEW ZEALAND — 0.73%
Chorus Ltd.[a]	138,188	348,904
Fisher & Paykel Appliances Holdings Ltd.[a]	1,711,017	784,835
Fisher & Paykel Healthcare Corp. Ltd.	896,506	1,390,152
Freightways Ltd.	764,544	2,402,089
Infratil Ltd.	170,033	288,506
Kiwi Income Property Trust	2,873,758	2,519,705
Mainfreight Ltd.	311,951	2,362,891

		10,097,082
NORWAY — 2.63%
Aker ASA Class A	8,299	233,168
Algeta ASA[a,c]	24,501	672,086
Atea ASA	26,055	218,746
Austevoll Seafood ASA	102,631	426,556
Bakkafrost P/F	21,606	158,046
BW Offshore Ltd.	190,862	176,104
BWG Homes ASA[a]	67,873	137,662
Cermaq ASA[a]	112,326	1,335,191
Clavis Pharma ASA[a]	30,093	295,172
Deep Sea Supply PLC[a]	95,423	149,121
Det norske oljeselskap ASA[a]	47,458	654,854
DNO International ASA[a,c]	878,150	1,169,387
Dockwise Ltd.[a]	15,816	270,826

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Electromagnetic GeoServices ASa	97,045	$221,030
Eltek ASA[a]	564,295	365,871
Fred Olsen Energy ASA	56,742	2,155,500
Frontline Ltd.[c]	41,282	157,439
Golar LNG Ltd.[c]	37,056	1,437,860
Golden Ocean Group Ltd.[c]	252,998	189,272
Hoegh LNG Holdings Ltd.[a]	26,233	202,359
Kvaerner ASA	173,432	403,659
Leroey Seafood Group ASA	15,623	267,522
Marine Harvest ASA[a]	3,276,384	2,195,114
Morpol ASA[a]	125,982	171,953
Nordic Semiconductor ASA[a]	84,692	218,238
Northern Offshore Ltd.	185,393	311,295
Northland Resources SAa	293,240	244,728
Norwegian Air Shuttle ASa	16,781	302,695
Norwegian Energy Co. ASA[a]	387,770	354,563
Norwegian Property ASA	659,018	927,978
Opera Software ASA	77,937	539,007
Panoro Energy ASA[a]	352,873	212,366
Petroleum Geo-Services ASA	198,898	2,939,607
Polarcus Ltd.[a,c]	304,794	261,971
Pronova BioPharma ASA	184,637	287,925
Prosafe SE	162,436	1,192,258
Schibsted ASA	74,112	2,279,384
Seawell Ltd.[a,c]	90,670	160,535
Sevan Drilling ASa	250,424	266,448
Songa Offshore SEa	166,296	400,320
SpareBank 1 SMN	367,515	1,942,940
Stolt-Nielsen Ltd.	79,481	1,407,246
Storebrand ASA[a]	629,566	2,412,511
TGS-NOPEC Geophysical Co. ASA	127,380	3,752,512
Tomra Systems ASA	305,712	2,409,062

		36,488,087
PORTUGAL — 0.35%
BRISA — Auto-estradas de Portugal SAa	89,319	300,852
Mota — Engil SGPS SA	226,101	284,024
Portucel Empresa Produtore de Pasta e Papel SA	855,798	2,103,700
Redes Energeticas Nacionais SA	401,685	994,337
Semapa - Sociedade de Investimento e Gestao SGPS SA	184,830	1,138,137

		4,821,050

Security	Shares	Value

SINGAPORE — 2.87%
ARA Asset Management Ltd.[d]	193,000	$216,383
Ascendas India Trust	386,000	240,426
Biosensors International Group Ltd.[a,c]	1,544,000	1,526,317
Boustead Singapore Ltd.	193,000	151,236
Cambridge Industrial Trust	1,737,000	837,613
CapitaCommercial Trust	2,509,000	2,702,078
CapitaRetail China Trust	193,000	222,588
CDL Hospitality Trusts	1,351,000	2,225,879
China Minzhong Food Corp. Ltd.[a,c]	386,000	176,829
China XLX Fertiliser Ltd.	575,000	152,501
CSE Global Ltd.	386,000	265,244
Ezion Holdings Ltd.[c]	772,000	586,329
Ezra Holdings Ltd.[a,c]	1,160,000	922,966
First REIT	193,000	147,358
Frasers Centrepoint Trust[c]	386,000	558,409
Frasers Commercial Trust	965,000	845,369
Gallant Venture Ltd.[a,c]	965,000	217,159
GMG Global Ltd.	2,504,000	239,482
Hi-P International Ltd.	193,000	114,784
Hong Leong Asia Ltd.	193,000	264,469
Hyflux Ltd.[c]	386,500	431,774
Indofood Agri Resources Ltd.	578,000	645,706
Jaya Holdings Ltd.[a]	386,000	173,727
K-Green Trust	193,000	151,236
KS Energy Services Ltd.[a]	193,000	122,540
LionGold Corp. Ltd.[a,c]	386,000	393,988
Lippo Malls Indonesia Retail Trust	1,737,000	579,349
M1 Ltd.	386,000	784,874
Mapletree Industrial Trust	1,158,960	1,210,888
Mapletree Logistics Trust	1,351,000	1,102,082
Mewah International Inc.[c]	579,000	197,770
Midas Holdings Ltd.[c]	772,000	226,466
OSIM International Ltd.	386,000	378,477
Overseas Union Enterprise Ltd.[c]	193,000	395,539
Perennial China Retail Trust	1,351,000	532,039
Raffles Education Corp. Ltd.[c]	575,998	182,856
Raffles Medical Group Ltd.	193,000	384,681
Sakari Resources Ltd.[c]	772,000	812,795
SATS Ltd.	386,000	800,386
Singapore Post Ltd.	4,439,000	3,745,991
SMRT Corp. Ltd.[c]	1,737,000	2,275,515
Sound Global Ltd.	965,000	476,974

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Stamford Land Corp. Ltd.	386,000	$169,074
STX OSV Holdings Ltd.	386,000	488,608
Suntec REIT[c]	4,053,000	4,706,920
Super Group Ltd.	193,000	310,227
Swiber Holdings Ltd.[a]	386,000	181,483
Tat Hong Holdings Ltd.	193,000	152,787
Tiger Airways Holdings Ltd.[a]	386,000	217,159
Transpac Industrial Holdings Ltd.	193,000	217,159
Venture Corp. Ltd.	386,000	2,314,294
Wing Tai Holdings Ltd.	1,150,900	1,304,215
XP Power Ltd.[c]	9,645	166,229
Yanlord Land Group Ltd.[a,c]	772,000	753,852
Ying Li International Real Estate Ltd.[a,c]	1,347,000	330,187

		39,931,266

SPAIN — 1.29%
Abengoa SAc	54,401	723,574
Almirall SAa,c	84,761	657,641
Bolsas y Mercados Espanoles[c]	79,674	1,565,054
Construcciones y Auxiliar de Ferrocarriles SA	4,053	1,821,887
Deoleo SAa	279,752	108,527
Ebro Puleva SA	138,574	2,179,338
FAES FARMA SA	371,949	629,851
Gamesa Corporacion Tecnologica SAc	328,679	497,075
Gamesa Corporacion Tecnologica SA New[a]	9,959	15,061
Indra Sistemas SA	18,711	166,213
Mediaset Espana Comunicacion SA	62,502	312,516
NH Hoteles SAa	124,816	313,583
Obrascon Huarte Lain SA	56,524	1,113,794
Papeles y Cartones de Europa SA	271,351	589,832
Prosegur Compania de Seguridad SA	77,200	355,583
Tecnicas Reunidas SA	37,422	1,584,473
Tubacex SAa	355,554	674,339
Tubos Reunidos SA	390,472	745,373
Viscofan SA	73,340	3,368,102
Zeltia SAa,c	305,780	465,080

		17,886,896
SWEDEN — 3.01%
AarhusKarlshamn AB	9,264	302,243
Active Biotech ABa,c	45,721	332,007
AF AB Class B	12,931	247,605

Security	Shares	Value

Alliance Oil Co. Ltd. SDR[a]	52,857	$493,991
Axfood AB	7,329	260,163
Axis Communications AB	36,462	937,175
B & B Tools AB Class B	21,222	163,327
Betsson AB	20,072	582,427
BioGaia AB Class B	6,557	170,465
BioInvent International ABa	89,056	44,337
Black Earth Farming Ltd. SDR[a]	67,910	130,536
Castellum AB	281,394	3,786,239
CDON Group ABa	33,760	201,392
Clas Ohlson AB Class B	9,650	146,758
Concentric AB	52,857	381,490
D. Carnegie & Co. ABa,b	25,632	—
Eniro ABa,c	126,553	150,056
Fabege AB	265,954	2,311,230
Fastighets AB Balder Class Ba	33,210	153,108
Gunnebo AB	55,417	235,082
Hakon Invest AB	119,417	1,890,859
Hexpol AB	47,844	1,705,405
HiQ International ABa	66,362	350,912
Hoganas AB Class B	8,487	274,393
Hufvudstaden AB Class A	45,721	557,610
Industrial & Financial Systems Class B	14,800	246,334
Intrum Justitia AB	159,160	2,221,252
JM AB	110,732	2,108,086
Kungsleden AB	253,111	1,453,986
Lindab International AB	119,417	736,995
Loomis AB Class B	137,549	1,737,305
Lundbergforetagen AB	16,395	526,686
Meda AB Class A	265,568	2,521,060
NCC AB Class B	119,417	2,247,924
Net Entertainment NE ABa	32,452	368,058
Nibe Industrier AB Class B	170,928	2,347,722
Nobia ABa	253,409	914,477
Oriflame Cosmetics SA SDR[c]	51,120	1,912,534
PA Resources ABa,c	925,400	156,752
Peab AB	290,538	1,366,427
Proffice AB Class B	76,341	241,758
Saab AB	17,553	293,966
SAS ABa,c	319,859	282,680
Swedish Orphan Biovitrum ABa	109,000	382,110
TradeDoubler AB	95,423	210,828
Trelleborg AB Class B	315,232	3,264,151

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Unibet Group PLC	12,517	$306,972
Wallenstam AB Class B	9,155	98,371

		41,755,244
SWITZERLAND — 4.09%
Acino Holding AG Registered[a]	4,632	528,517
AFG Arbonia-Forster Holding AG Registered[a]	19,290	327,284
Allreal Holding AG Registered[a]	11,382	1,656,921
Ascom Holding AG Registered[a]	62,695	461,479
Autoneum Holding AGa	6,364	288,695
Bank Sarasin & Compagnie AG Class B Registered[a]	56,935	1,570,097
Basilea Pharmaceutica AG Registered[a,c]	12,535	634,814
BKW AG	6,364	194,420
Bobst Group AG Registered[a,c]	13,693	379,016
Bossard Holding AG Bearer	1,158	137,471
Bucher Industries AG Registered	12,154	2,085,786
Burckhardt Compression Holding AG	6,948	1,780,717
Charles Voegele Holding AG Bearer[a]	21,992	349,455
Clariant AG Registered[a]	223,785	2,369,880
Dufry AG Registered[a,c]	18,335	2,242,417
EMS-Chemie Holding AG Registered	6,557	1,292,646
Flughafen Zurich AG Registered	6,948	2,510,810
Forbo Holding AG Registered[a]	2,895	1,662,002
Galenica Holding AG Registered	6,176	3,570,930
Gategroup Holding AG	41,861	1,214,482
Georg Fischer AG Registered[a]	5,983	2,083,884
Gurit Holding AG Bearer[a]	772	332,400
Helvetia Holding AG Registered	1,930	600,003
Huber & Suhner AG Registered	6,826	278,162
Inficon Holding AG Registered[a]	1,153	225,766
Kaba Holding AG Class B Registered	7,913	2,904,151
Komax Holding AG Registered[a]	4,632	344,272
Kudelski SA Bearer[a]	53,629	446,427
Kuoni Reisen Holding AG Class B Registered[a]	5,983	1,579,397
Logitech International SA Registered[a,c]	180,959	1,609,328
Meyer Burger Technology AGa,c	42,633	563,807
Micronas Semiconductor Holding AG Registered[a]	26,441	269,709
Mobilezone Holding AG Bearer	80,832	817,062
Mobimo Holding AG Registered[a]	4,439	1,026,187
Nobel Biocare Holding AG Registered[a]	99,929	921,484

Security	Shares	Value

OC Oerlikon Corp. AG Registered[a]	107,649	$881,763
Orascom Development Holding AGa	22,764	318,549
Panalpina Welttransport Holding AG Registered[a]	21,799	2,098,443
PSP Swiss Property AG Registered[a]	60,216	5,413,853
PubliGroupe SA Registered	2,119	295,437
Rieter Holding AG Registered[a]	6,364	843,575
Schweiter Technologies AG Bearer	407	197,982
Schweizerische National-Versicherungs-Gesellschaft AG Registered	6,171	225,849
Swisslog Holding AG Registered[a]	450,856	420,605
Swissquote Group Holding SA Registered[a]	6,750	184,069
Tecan AG Registered[a]	20,072	1,398,219
Temenos Group AG Registered[a,c]	87,582	1,162,732
U-Blox AGa	7,136	300,671
Valiant Holding Registered	15,826	1,378,255
Valora Holding AG Registered	6,755	1,146,089
Vetropack Holding AG Bearer	193	346,053
Von Roll Holding AG Bearer[a,c]	125,395	254,531
Zehnder Group AG Bearer	7,908	469,802
Zueblin Immobilien Holding AG Registered[a]	64,818	218,618

		56,814,973
UNITED KINGDOM — 21.72%
Abcam PLC	127,325	807,447
Advanced Medical Solutions Group PLC	125,202	134,374
Aegis Group PLC	1,243,692	4,604,578
Afren PLC[a]	953,609	1,907,983
African Barrick Gold PLC	71,959	423,922
African Minerals Ltd.[a],c	240,764	1,104,337
Allied Gold Mining PLC[a]	265,844	570,638
Amerisur Resources PLC[a]	776,825	456,423
Amlin PLC	637,286	3,764,341
Andor Technology Ltd.[a]	20,062	100,586
Anglo Pacific Group PLC	57,489	203,792
Ashmore Group PLC	159,734	810,127
Ashtead Group PLC	635,675	2,516,829
ASOS PLC[a]	63,467	1,801,853
Avanti Communications Group PLC[a]	82,376	486,581
AVEVA Group PLC	98,044	2,743,568
Avocet Mining PLC	132,150	155,289
AZ Electronic Materials SA	256,006	1,132,333

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Barratt Developments PLC[a]	935,858	$1,938,450
BBA Aviation PLC	773,158	2,219,254
Bellway PLC	179,876	2,261,682
Berkeley Group Holdings PLC (The)[a]	106,491	2,282,508
Betfair Group PLC	59,033	706,645
Big Yellow Group PLC	54,619	267,000
Blinkx PLC[a],c	414,587	256,582
Bodycote PLC	312,723	1,612,015
Booker Group PLC	1,292,907	1,862,654
Borders & Southern Petroleum PLC[a],c	376,388	98,779
Bovis Homes Group PLC	250,795	1,772,183
Bowleven PLC[a],c	345,518	336,995
Brewin Dolphin Holdings PLC	91,828	215,958
Britvic PLC	290,152	1,367,921
BTG PLC[a]	443,128	2,595,265
Cable & Wireless Communications PLC	2,731,765	1,338,824
Cairn Energy PLC[a]	593,037	2,665,788
Cape PLC	106,684	484,575
Capital & Counties Properties PLC	483,458	1,590,711
Carillion PLC	579,579	2,296,544
Carpetright PLC[a]	35,705	327,264
Catlin Group Ltd.	460,115	3,123,693
Centamin PLC[a]	955,153	996,691
Chemring Group PLC	276,569	1,253,618
Chime Communications PLC	69,836	198,048
Cineworld Group PLC	78,516	275,562
Close Brothers Group PLC	234,495	2,735,341
COLT Group SAa	617,345	1,084,293
Computacenter PLC	103,210	574,230
Cookson Group PLC	326,614	2,819,679
Costain Group PLC	48,426	157,059
Cove Energy PLC[a]	434,263	1,622,761
CSR PLC	224,557	1,102,653
Daily Mail & General Trust PLC Class A NVS	358,637	2,545,462
Dairy Crest Group PLC	280,893	1,485,787
Davis Service Group PLC (The)	353,383	2,821,000
De La Rue PLC	141,988	2,271,384
Debenhams PLC	1,489,736	2,146,220
Derwent London PLC	69,064	2,109,001
Development Securities PLC	122,226	273,850
Devro PLC	317,162	1,446,064
Dialight PLC	26,055	420,885

Security	Shares	Value

Dialog Semiconductor PLC[a,c]	54,015	$1,040,074
Dignity PLC	18,132	253,410
Diploma PLC	91,675	599,107
Domino’s Pizza Group PLC	74,270	595,795
Drax Group PLC	305,394	2,274,268
DS Smith PLC	1,264,729	2,974,346
DSG International PLC[a,c]	3,945,047	980,940
Dunelm Group PLC	67,550	591,101
easyJet PLC	233,430	2,051,789
Electrocomponents PLC	643,462	2,168,586
Elementis PLC	452,593	1,489,157
EnQuest PLC[a]	550,404	971,894
Enterprise Inns PLC[a]	608,858	548,526
Essar Energy PLC[a]	234,588	423,420
Euromoney Institutional Investor PLC	18,904	211,478
F&C Asset Management PLC	119,610	164,916
Falkland Oil & Gas Ltd.[a]	235,360	262,743
Faroe Petroleum PLC[a]	133,308	307,034
Fenner PLC	133,308	733,749
Ferrexpo PLC	192,534	548,422
Fidessa Group PLC	32,602	716,153
Filtrona PLC	351,839	2,563,363
FirstGroup PLC	463,782	1,623,343
Galiform PLC[a]	996,821	2,155,309
Galliford Try PLC	31,637	303,113
Gem Diamonds Ltd.[a]	142,374	439,674
Genus PLC	52,471	1,052,307
Go-Ahead Group PLC (The)	70,029	1,409,919
Grainger PLC	297,288	420,842
Great Portland Estates PLC	159,160	1,071,301
Greene King PLC	311,372	2,922,265
Greggs PLC	129,255	1,042,960
Gulf Keystone Petroleum Ltd.[a,c]	795,028	2,382,304
Halfords Group PLC	284,169	914,514
Halma PLC	556,226	3,446,760
Hargreaves Lansdown PLC	171,314	1,519,227
Hays PLC	1,646,580	1,941,344
Henderson Group PLC	1,223,699	1,872,234
Heritage Oil PLC[a]	259,668	500,422
Highland Gold Mining Ltd.	93,571	168,964
Hikma Pharmaceuticals PLC	119,610	1,304,338
Hill & Smith Holdings PLC	48,037	227,298
Hiscox Ltd.	613,354	4,248,591

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Hochschild Mining PLC	212,596	$1,398,000
Home Retail Group PLC	626,990	761,335
Homeserve PLC	380,789	1,241,566
Hunting PLC	176,981	2,162,890
IG Group Holdings PLC	429,443	3,019,082
Imagination Technologies Group PLC[a]	200,720	1,575,584
Inchcape PLC	537,864	3,174,544
Informa PLC	790,975	4,585,405
Innovation Group PLC[a]	500,630	143,151
Intermediate Capital Group PLC	538,829	2,194,171
International Personal Finance PLC	367,129	1,610,608
Interserve PLC	299,990	1,527,578
IQE PLC[a]	612,582	235,149
ITE Group PLC	160,120	479,173
Jardine Lloyd Thompson Group PLC	145,076	1,667,282
Jazztel PLC[a]	322,368	1,663,481
JD Wetherspoon PLC	214,719	1,558,977
JKX Oil & Gas PLC[a]	151,642	207,893
John Menzies PLC	13,114	128,624
John Wood Group PLC	364,427	4,447,964
Jupiter Fund Management PLC	127,325	432,899
Kcom Group PLC	325,070	398,288
Keller Group PLC	24,501	178,889
Kesa Electricals PLC	722,104	483,670
Kier Group PLC	20,255	403,041
Kofax PLC[a]	42,247	184,015
Ladbrokes PLC	1,061,451	2,557,817
Laird PLC	290,731	988,472
Lancashire Holdings Ltd.	136,970	1,680,353
Logica PLC	1,867,275	3,063,150
London Mining PLC[a]	76,042	201,053
Lonrho PLC[a]	1,711,717	197,121
Majestic Wine PLC	44,177	303,860
Marston’s PLC	1,073,991	1,872,876
McBride PLC[a]	173,818	326,805
Mears Group PLC	41,089	173,499
Mecom Group PLC	107,270	115,969
Metric Property Investments PLC	96,846	128,977
Michael Page International PLC	387,351	2,230,362
Micro Focus International PLC	227,259	1,913,872
Millennium & Copthorne Hotels PLC	68,871	516,659
Mitchells & Butlers PLC[a]	361,725	1,477,518
Mitie Group PLC	193,885	824,456

Security	Shares	Value

Mondi PLC	460,694	$3,930,282
Moneysupermarket.com Group PLC	370,598	824,527
Monitise PLC[a]	495,817	207,806
Morgan Crucible Co. PLC (The)	426,934	1,691,698
Morgan Sindall Group PLC	29,607	310,801
Mothercare PLC	57,296	178,196
N Brown Group PLC	63,853	263,018
National Express Group PLC	480,949	1,589,238
Nautical Petroleum PLC[a]	78,358	552,164
New World Resources PLC Class A	78,902	364,937
Northgate PLC[a]	69,086	214,864
Ocado Group PLC[a,c]	311,951	361,686
Ophir Energy PLC[a]	241,057	2,198,143
Pace PLC	365,006	866,415
Pan African Resources PLC	1,633,654	390,340
Paragon Group of Companies PLC	533,618	1,479,848
PartyGaming PLC	600,950	967,932
Patagonia Gold PLC[a]	461,852	142,917
Pendragon PLC[a]	1,778,349	424,913
Pennon Group PLC	456,834	5,497,091
Persimmon PLC	373,493	3,601,835
Petra Diamonds Ltd.[a]	422,109	793,632
Petropavlovsk PLC	184,047	1,225,261
Playtech Ltd.	206,811	1,124,388
Premier Farnell PLC	564,681	1,573,955
Premier Foods PLC[a]	210,280	237,216
Premier Oil PLC[a]	592,265	3,580,998
Primary Health Properties PLC	120,961	625,421
Provident Financial PLC	178,718	3,600,995
PZ Cussons PLC	213,947	1,028,430
QinetiQ Group PLC	799,655	2,098,605
Quintain Estates and Development PLC[a]	449,883	350,676
Rathbone Brothers PLC	9,066	183,239
Raven Russia Ltd.	503,537	485,199
Redrow PLC[a]	504,099	987,277
Regus PLC	1,010,712	1,452,937
Renishaw PLC	29,321	693,696
Rentokil Initial PLC	2,174,032	2,454,218
Restaurant Group PLC (The)	496,396	2,536,252
Rightmove PLC	89,359	2,088,913
Rockhopper Exploration PLC[a]	261,019	710,575
Rotork PLC	61,730	2,133,610
RPC Group PLC	88,201	567,007

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

RPS Group PLC	126,939	$481,309
RusPetro PLC[a]	99,974	227,127
Salamander Energy PLC[a]	157,809	464,592
San Leon Energy PLC[a]	1,085,566	166,174
Savills PLC	65,976	381,129
SDL PLC	194,271	2,063,721
Senior PLC	249,637	753,318
Severfield-Rowen PLC	95,302	225,472
Shaftesbury PLC	452,979	3,864,463
Shanks Group PLC	287,836	353,795
SIG PLC	741,780	1,092,487
Sirius Minerals PLC[a]	949,367	204,527
SOCO International PLC[a]	260,826	1,333,464
Spectris PLC	153,049	3,709,660
Speedy Hire PLC	479,824	180,429
Spirax-Sarco Engineering PLC	49,769	1,532,268
Spirent Communications PLC	730,012	1,889,528
Spirit Pub Co. PLC	651,761	525,907
Sportingbet PLC	314,653	165,154
Sports Direct International PLC[a]	133,170	602,166
St James’s Place PLC	54,787	295,290
St. Modwen Properties PLC	111,168	308,295
Stagecoach Group PLC	182,889	809,218
Sthree PLC	62,116	280,291
SuperGroup PLC[a]	29,227	191,529
Synergy Health PLC	24,689	348,918
TalkTalk Telecom Group PLC	390,439	1,061,980
Taylor Wimpey PLC	3,654,895	2,528,243
Telecity Group PLC[a]	193,193	2,597,119
Telecom plus PLC	36,848	461,579
Thomas Cook Group PLC	1,278,818	335,611
Travis Perkins PLC	284,748	4,501,581
TT electronics PLC	152,019	352,511
Tullett Prebon PLC	348,413	1,490,288
UBM PLC	200,442	2,011,505
Ultra Electronics Holdings PLC	118,888	2,736,359
UNITE Group PLC	246,549	818,941
Valiant Petroleum PLC[a]	27,198	181,535
Vectura Group PLC[a]	837,082	904,962
Victrex PLC	71,766	1,426,900
Volex PLC	65,204	238,547
W.S. Atkins PLC	154,721	1,793,884
WH Smith PLC	244,917	2,112,465

Security	Shares	Value

William Hill PLC	817,599	$4,022,381
Wolfson Microelectronics PLC[a]	103,210	326,249
Workspace Group PLC	69,014	268,976
Xchanging PLC[a]	176,520	268,274
Xcite Energy Ltd.[a],c	194,078	232,622
Yule Catto & Co. PLC	176,520	386,647

		301,659,798

TOTAL COMMON STOCKS
(Cost: $1,464,559,990)		1,378,857,140

INVESTMENT COMPANIES — 0.12%

AUSTRALIA — 0.12%
Hastings Diversified Utilities Fund	653,614	1,747,090

		1,747,090

TOTAL INVESTMENT COMPANIES
(Cost: $946,392)		1,747,090

PREFERRED STOCKS — 0.23%

AUSTRALIA — 0.06%
Gunns Ltd.	4,914	232,706
Multiplex SITES Trust	8,487	664,489

		897,195
GERMANY — 0.17%
Biotest AG	2,504	125,202
Draegerwerk AG & Co. KGaA	1,732	169,897
Fuchs Petrolub AG	29,900	1,598,317
Sartorius AG	5,983	417,197

		2,310,613

TOTAL PREFERRED STOCKS
(Cost: $2,842,021)		3,207,808

RIGHTS — 0.00%

FRANCE — 0.00%
Technicolor SAa,c	415,915	22,538

		22,538

TOTAL RIGHTS
(Cost: $0)		22,538

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.82%

MONEY MARKET FUNDS — 5.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[e,f,g]	75,273,157	$75,273,157
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[e,f,g]	5,152,930	5,152,930
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	360,422	360,422

		80,786,509

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,786,509)		80,786,509

TOTAL INVESTMENTS IN SECURITIES —105.45%
(Cost: $1,549,134,912)		1,464,621,085
Other Assets, Less Liabilities — (5.45)%		(75,729,929)

NET ASSETS — 100.00%		$1,388,891,156

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2012

	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,110,838,877	$1,345,951,691	$1,468,348,403
Affiliated (Note 2)	10,465,532	10,488,928	80,786,509

Total cost of investments	$1,121,304,409	$1,356,440,619	$1,549,134,912

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,208,930,551	$1,216,942,914	$1,383,834,576
Affiliated (Note 2)	10,465,532	10,488,928	80,786,509

Total fair value of investments	1,219,396,083	1,227,431,842	1,464,621,085
Foreign currencies, at value[b]	1,191,574	2,001,898	1,881,982
Receivables:
Investment securities sold	—	—	1,008,476
Dividends and interest	3,196,996	3,868,825	3,505,823

Total Assets	1,223,784,653	1,233,302,565	1,471,017,366

LIABILITIES
Payables:
Investment securities purchased	—	2,529	1,234,029
Collateral for securities on loan (Note 5)	10,277,849	10,428,697	80,426,087
Investment advisory fees (Note 2)	395,693	406,687	466,094

Total Liabilities	10,673,542	10,837,913	82,126,210

NET ASSETS	$1,213,111,111	$1,222,464,652	$1,388,891,156

Net assets consist of:
Paid-in capital	$1,596,318,373	$1,701,120,908	$1,525,595,652
Distributions in excess of net investment income	(528,096)	(3,509,053)	(7,501,555)
Accumulated net realized loss	(480,788,286)	(346,142,792)	(44,717,841)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	98,109,120	(129,004,411)	(84,485,100)

NET ASSETS	$1,213,111,111	$1,222,464,652	$1,388,891,156

Shares outstanding[c]	22,400,000	28,800,000	38,600,000

Net asset value per share	$54.16	$42.45	$35.98

[a]	Securities on loan with values of $9,819,577, $10,062,343 and $75,866,242, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,182,663, $1,972,014 and $1,869,994, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2012

	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$31,616,394	$58,092,236	$42,008,209
Interest — unaffiliated	--	504	315
Interest — affiliated (Note 2)	321	373	442
Securities lending income — affiliated (Note 2)	170,676	247,982	1,426,187

	31,787,391	58,341,095	43,435,153
Less: Other foreign taxes (Note 1)	--	(744)	(50,320)

Total investment income	31,787,391	58,340,351	43,384,833

EXPENSES
Investment advisory fees (Note 2)	4,733,480	4,929,959	5,404,400

Total expenses	4,733,480	4,929,959	5,404,400

Net investment income	27,053,911	53,410,392	37,980,433

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(90,250,019)	(62,568,427)	(18,140,760)
In-kind redemptions — unaffiliated	16,941,988	1,238,710	37,270,018
Foreign currency transactions	(330,390)	(662,739)	(455,885)

Net realized gain (loss)	(73,638,421)	(61,992,456)	18,673,373

Net change in unrealized appreciation/depreciation on:
Investments	(106,180,887)	(168,605,517)	(268,887,112)
Translation of assets and liabilities in foreign currencies	(462,551)	(151,603)	(109,979)

Net change in unrealized appreciation/depreciation	(106,643,438)	(168,757,120)	(268,997,091)

Net realized and unrealized loss	(180,281,859)	(230,749,576)	(250,323,718)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(153,227,948)	$(177,339,184)	$(212,343,285)

[a]	Net of foreign withholding tax of $2,360,697, $4,640,513 and $2,832,227, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,053,911	$27,331,577	$53,410,392	$50,248,456
Net realized gain (loss)	(73,638,421)	30,304,264	(61,992,456)	(22,315,347)
Net change in unrealized appreciation/depreciation	(106,643,438)	188,296,043	(168,757,120)	140,393,103

Net increase (decrease) in net assets resulting from operations	(153,227,948)	245,931,884	(177,339,184)	168,326,212

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,526,076)	(27,513,374)	(56,015,710)	(52,179,560)

Total distributions to shareholders	(29,526,076)	(27,513,374)	(56,015,710)	(52,179,560)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,155,115	48,478,438	69,401,318	62,437,803
Cost of shares redeemed	(85,516,944)	(139,309,962)	(16,893,912)	—

Net increase (decrease) in net assets from capital share transactions	(22,361,829)	(90,831,524)	52,507,406	62,437,803

INCREASE (DECREASE) IN NET ASSETS	(205,115,853)	127,586,986	(180,847,488)	178,584,455

NET ASSETS
Beginning of year	1,418,226,964	1,290,639,978	1,403,312,140	1,224,727,685

End of year	$1,213,111,111	$1,418,226,964	$1,222,464,652	$1,403,312,140

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(528,096)	$2,113,353	$(3,509,053)	$(574,299)

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	800,000	1,600,000	1,200,000
Shares redeemed	(1,600,000)	(2,400,000)	(400,000)	—

Net increase (decrease) in shares outstanding	(400,000)	(1,600,000)	1,200,000	1,200,000

See notes to financial statements.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$37,980,433	$33,993,362
Net realized gain	18,673,373	80,886,851
Net change in unrealized appreciation/depreciation	(268,997,091)	149,468,512

Net increase (decrease) in net assets resulting from operations	(212,343,285)	264,348,725

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(42,611,539)	(49,381,658)

Total distributions to shareholders	(42,611,539)	(49,381,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	226,202,283	455,407,765
Cost of shares redeemed	(130,740,242)	(184,909,498)

Net increase in net assets from capital share transactions	95,462,041	270,498,267

INCREASE (DECREASE) IN NET ASSETS	(159,492,783)	485,465,334

NET ASSETS
Beginning of year	1,548,383,939	1,062,918,605

End of year	$1,388,891,156	$1,548,383,939

Distributions in excess of net investment income included in net assets at end of year	$(7,501,555)	$(7,171,209)

SHARES ISSUED AND REDEEMED
Shares sold	6,000,000	10,800,000
Shares redeemed	(3,600,000)	(4,400,000)

Net increase in shares outstanding	2,400,000	6,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$62.20	$52.90	$49.95	$68.42	$75.32

Income from investment operations:
Net investment income[a]	1.24	1.20	1.02	1.12	1.70
Net realized and unrealized gain (loss)[b]	(7.90)	9.32	2.99	(18.41)	(6.97)

Total from investment operations	(6.66)	10.52	4.01	(17.29)	(5.27)

Less distributions from:
Net investment income	(1.38)	(1.22)	(1.06)	(1.18)	(1.61)
Net realized gain	—	—	—	—	(0.02)

Total distributions	(1.38)	(1.22)	(1.06)	(1.18)	(1.63)

Net asset value, end of year	$54.16	$62.20	$52.90	$49.95	$68.42

Total return	(10.59)%	19.95%	8.06%	(25.03)%	(7.11)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,213,111	$1,418,227	$1,290,640	$1,198,696	$1,340,995
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	2.29%	2.00%	1.92%	2.44%	2.30%
Portfolio turnover rate[d]	26%	27%	28%	33%	37%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$50.84	$46.39	$46.06	$59.26	$76.71

Income from investment operations:
Net investment income[a]	1.90	1.86	1.46	1.53	2.72
Net realized and unrealized gain (loss)[b]	(8.33)	4.50	0.42	(13.43)	(15.42)

Total from investment operations	(6.43)	6.36	1.88	(11.90)	(12.70)

Less distributions from:
Net investment income	(1.96)	(1.91)	(1.55)	(1.30)	(3.83)
Net realized gain	—	—	—	—	(0.92)

Total distributions	(1.96)	(1.91)	(1.55)	(1.30)	(4.75)

Net asset value, end of year	$42.45	$50.84	$46.39	$46.06	$59.26

Total return	(12.52)%	13.77%	4.15%	(19.73)%	(17.21)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,222,465	$1,403,312	$1,224,728	$1,142,401	$924,447
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.33%	3.63%	2.99%	3.79%	3.88%
Portfolio turnover rate[c]	27%	29%	30%	35%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small Cap Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$42.77	$35.67	$32.03	$41.04	$50.70

Income from investment operations:
Net investment income[b]	1.04	1.02	0.75	0.74	0.87
Net realized and unrealized gain (loss)[c]	(6.67)	7.56	3.63	(9.19)	(9.98)

Total from investment operations	(5.63)	8.58	4.38	(8.45)	(9.11)

Less distributions from:
Net investment income	(1.16)	(1.48)	(0.74)	(0.56)	(0.55)

Total distributions	(1.16)	(1.48)	(0.74)	(0.56)	(0.55)

Net asset value, end of period	$35.98	$42.77	$35.67	$32.03	$41.04

Total return	(13.06)%	24.21%	13.77%	(20.31)%	(18.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,388,891	$1,548,384	$1,062,919	$377,999	$155,933
Ratio of expenses to average net assets[e,f]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.81%	2.46%	2.13%	2.76%	3.10%
Portfolio turnover rate[g]	16%	12%	15%	23%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
EAFE Growth	Diversified
EAFE Value	Diversified
EAFE Small Cap	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
EAFE Growth
Assets:
Common Stocks	$1,199,807,337	$6,843	$—	$1,199,814,180
Preferred Stocks	9,116,371	—	—	9,116,371
Short-Term Investments	10,465,532	—	—	10,465,532

	$1,219,389,240	$6,843	$—	$1,219,396,083

EAFE Value
Assets:
Common Stocks	$1,212,755,225	$13,274	$341	$1,212,768,840
Preferred Stocks	3,705,175	—	—	3,705,175
Rights	—	468,899	—	468,899
Short-Term Investments	10,488,928	—	—	10,488,928

	$1,226,949,328	$482,173	$341	$1,227,431,842

EAFE Small Cap
Assets:
Common Stocks	$1,377,180,102	$1,676,923	$115	$1,378,857,140
Investment Companies	1,747,090	—	—	1,747,090
Preferred Stocks	2,975,102	232,706	—	3,207,808
Rights	22,538	—	—	22,538
Short-Term Investments	80,786,509	—	—	80,786,509

	$1,462,711,341	$1,909,629	$115	$1,464,621,085

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of July 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of each Fund.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended July 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
EAFE Growth	$91,902
EAFE Value	133,529
EAFE Small Cap	768,409

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
EAFE Growth	$314,521,185	$316,881,023
EAFE Value	340,522,074	343,559,410
EAFE Small Cap	259,147,773	221,690,726

In-kind transactions (see Note 4) for the year ended July 31, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
EAFE Growth	$62,393,206	$84,690,193
EAFE Value	68,759,909	16,706,918
EAFE Small Cap	174,982,825	121,410,077

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012, attributable to passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
EAFE Growth	$14,336,627	$(169,284)	$(14,167,343)
EAFE Value	(950,423)	(329,436)	1,279,859
EAFE Small Cap	34,056,665	4,300,760	(38,357,425)

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

iShares MSCI Index Fund	2012	2011
EAFE Growth
Ordinary income	$29,526,076	$27,513,374

EAFE Value
Ordinary income	$56,015,710	$52,179,560

EAFE Small Cap
Ordinary income	$42,611,539	$49,381,658

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
EAFE Growth	$1,626,052	$(378,466,207)	$83,003,853	$(89,370,960)	$(383,207,262)
EAFE Value	2,166,761	(238,284,949)	(191,697,984)	(50,840,084)	(478,656,256)
EAFE Small Cap	6,717,584	(12,276,830)	(111,819,615)	(19,325,635)	(136,704,496)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
EAFE Growth	$9,948,576	$2,756,980	$19,510,202	$255,395,852	$90,854,597	$378,466,207
EAFE Value	6,676,653	3,201,806	26,442,709	117,568,907	84,394,874	238,284,949
EAFE Small Cap	4,971,454	—	—	7,305,376	—	12,276,830

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EAFE Growth	$1,136,409,676	$177,076,022	$(94,089,615)	$82,986,407
EAFE Value	1,419,134,192	106,452,275	(298,154,625)	(191,702,350)
EAFE Small Cap	1,576,469,427	146,303,348	(258,151,690)	(111,848,342)

Management has reviewed the tax positions as of July 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFE Value Index Fund and iShares MSCI EAFE Small Cap Index Fund (the “Funds”), at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	65

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended July 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
EAFE Growth	$33,946,816	$2,354,332
EAFE Value	67,728,038	4,641,191
EAFE Small Cap	44,840,210	2,882,211

For corporate shareholders, 0.10% of the income dividends paid by the iShares MSCI EAFE Growth Index Fund during the fiscal year ended July 31, 2012 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

iShares MSCI Index Fund	Qualified Dividend Income
EAFE Growth	$31,513,978
EAFE Value	58,009,957
EAFE Small Cap	36,313,161

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares MSCI EAFE Small Cap Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Supplemental Information (Unaudited)

iSHARES® TRUST

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI EAFE Growth Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	8	0.58%
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	11	0.78
Greater than 2.0% and Less than 2.5%	14	1.01
Greater than 1.5% and Less than 2.0%	28	2.02
Greater than 1.0% and Less than 1.5%	95	6.87
Greater than 0.5% and Less than 1.0%	282	20.39
Between 0.5% and –0.5%	689	49.80
Less than –0.5% and Greater than –1.0%	119	8.61
Less than –1.0% and Greater than –1.5%	77	5.57
Less than –1.5% and Greater than –2.0%	28	2.02
Less than –2.0% and Greater than –2.5%	11	0.78
Less than –2.5% and Greater than –3.0%	4	0.29
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	1	0.07
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	1	0.07
Less than –5.0% and Greater than –5.5%	1	0.07
Less than –5.5%	4	0.29

	1,384	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Value Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	4	0.29%
Greater than 5.5% and Less than 6.0%	1	0.07
Greater than 5.0% and Less than 5.5%	1	0.07
Greater than 4.5% and Less than 5.0%	1	0.07
Greater than 4.0% and Less than 4.5%	2	0.14
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	14	1.01
Greater than 2.0% and Less than 2.5%	11	0.78
Greater than 1.5% and Less than 2.0%	29	2.10
Greater than 1.0% and Less than 1.5%	88	6.37
Greater than 0.5% and Less than 1.0%	269	19.45
Between 0.5% and –0.5%	676	48.85
Less than –0.5% and Greater than –1.0%	138	9.98
Less than –1.0% and Greater than –1.5%	82	5.92
Less than –1.5% and Greater than –2.0%	33	2.38
Less than –2.0% and Greater than –2.5%	9	0.65
Less than –2.5% and Greater than –3.0%	9	0.65
Less than –3.0% and Greater than –3.5%	8	0.58
Less than –3.5% and Greater than –4.0%	2	0.14
Less than –4.0%	4	0.29

	1,384	100.00%

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Small Cap Index Fund

Period Covered: January 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	7	0.62%
Greater than 5.5% and Less than 6.0%	1	0.09
Greater than 5.0% and Less than 5.5%	1	0.09
Greater than 4.5% and Less than 5.0%	1	0.09
Greater than 4.0% and Less than 4.5%	2	0.18
Greater than 3.5% and Less than 4.0%	7	0.62
Greater than 3.0% and Less than 3.5%	6	0.53
Greater than 2.5% and Less than 3.0%	13	1.15
Greater than 2.0% and Less than 2.5%	32	2.82
Greater than 1.5% and Less than 2.0%	54	4.77
Greater than 1.0% and Less than 1.5%	131	11.56
Greater than 0.5% and Less than 1.0%	278	24.54
Between 0.5% and –0.5%	413	36.44
Less than –0.5% and Greater than –1.0%	96	8.47
Less than –1.0% and Greater than –1.5%	40	3.53
Less than –1.5% and Greater than –2.0%	30	2.65
Less than –2.0% and Greater than –2.5%	6	0.53
Less than –2.5% and Greater than –3.0%	8	0.71
Less than –3.0% and Greater than –3.5%	4	0.35
Less than –3.5%	3	0.26

	1,133	100.00%

SUPPLEMENTAL INFORMATION	73

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).

President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).

Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).
Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).
Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	75

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).
Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).
Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).
Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).
Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

TRUSTEE AND OFFICER INFORMATION	77

Notes:

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor do this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-72-0712

July 31, 2012

2012 Annual Report

iShares Trust

iShares MSCI EAFE Index Fund  |  EFA  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.54)%	(11.71)%	(11.45)%	(5.67)%	(5.62)%	(5.61)%	6.23%	6.04%	6.36%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Ten Years Ended 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.54)%	(11.71)%	(11.45)%	(25.30)%	(25.12)%	(25.06)%	82.93%	79.78%	85.29%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	22.73%
Financial	22.14
Consumer Cyclical	11.34
Industrial	11.20
Basic Materials	9.19
Energy	8.05
Communications	7.41
Utilities	3.93
Technology	2.35
Diversified	1.15
Short-Term and Other Net Assets	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	2.08%
HSBC Holdings PLC (United Kingdom)	1.53
Vodafone Group PLC (United Kingdom)	1.46
Novartis AG Registered (Switzerland)	1.38
BP PLC (United Kingdom)	1.29
Roche Holding AG Genusschein (Switzerland)	1.28
Royal Dutch Shell PLC Class A (United Kingdom)	1.28
GlaxoSmithKline PLC (United Kingdom)	1.19
BHP Billiton Ltd. (Australia)	1.11
Toyota Motor Corp. (Japan)	1.08

TOTAL	13.68%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for its international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (11.54)%, net of fees, while the total return for the Index was (11.45)%.

As represented by the Index, international stocks posted double-digit declines for the reporting period. International equity markets began the reporting period on a down note as a slowdown in economic activity in many regions of the world and a worsening sovereign debt crisis in Europe put downward pressure on stock markets worldwide. After bottoming in October of 2011, however, international stocks reversed course and began a steady upward climb that extended through the first quarter of 2012. The rebound in international equity markets was driven in part by signs of improving economic conditions, particularly in the U.S. and U.K., which eased fears of a worldwide recession. Furthermore, efforts by European authorities to provide liquidity to the debt markets and support the banking sector provided some measure of relief. International stocks fell back over the last four months of the reporting period, giving up much of their prior gains amid weaker economic data and renewed turmoil in Europe.

Another factor behind the overall decline for international stocks was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. In local currency terms, the Index returned (3.88)% for the reporting period. Most notably, during the reporting period, the dollar appreciated by 17% versus the euro as the ups and downs of the European sovereign debt crisis weighed on the euro. The U.S. dollar also advanced by 4.5% versus the British pound and advanced by 2% against the Japanese yen. Japan and the U.K. represented the largest individual country weightings in the Index as of the end of the reporting period.

Equity markets in Europe, which comprised more than 60% of the Index at the end of the reporting period, suffered the largest losses on a regional basis. The extent of the sovereign debt crisis, which weighed on governments and economies across southern Europe, and

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

concerns about the potential negative impact on Europe’s banking sector led to the broad decline in European stocks. Among the European markets represented in the Index, the biggest decliners included Greece, Portugal, and Spain. Only three European countries — Belgium, Denmark, and Ireland — posted positive returns for the reporting period, but together they comprised less than 2.5% of the Index.

Equity markets in the Asia/Pacific region, which comprised about 35% of the Index, also declined for the reporting period, but to a lesser extent than European markets. The Japanese market fell the most as the country struggled to rebuild after the earthquake that struck in March 2011. Markets in Australia and New Zealand held up best in this region, declining modestly despite resilient domestic economies and favorable fiscal health.

From a sector perspective, eight of the ten sectors in the Index declined for the reporting period. The utilities and materials sectors fell the most, declining by more than 20% as commodity prices slumped. The financials sector, the largest sector weighting in the Index, also posted meaningful declines, led by European banks. The only two sectors of the Index to post positive returns for the reporting period were the consumer staples and health care sectors, which are considered to be defensive sectors.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$988.60	0.34%	$1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.34	1.71

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.96%

AUSTRALIA — 9.21%
AGL Energy Ltd.	1,874,663	$30,972,992
Alumina Ltd.	8,475,348	6,064,943
Amcor Ltd.	4,178,342	33,153,976
AMP Ltd.	10,222,219	43,136,991
APA Group[a]	2,286,564	11,790,704
Asciano Group	3,278,093	14,971,706
ASX Ltd.	599,025	19,680,591
Australia and New Zealand Banking Group Ltd.	9,490,838	235,110,114
Bendigo and Adelaide Bank Ltd.	1,235,703	10,663,217
BGP Holdings PLC[b,c]	33,026,812	4,067
BHP Billiton Ltd.	11,326,707	380,594,825
Boral Ltd.	2,574,096	9,101,738
Brambles Ltd.	5,467,672	35,846,833
Caltex Australia Ltd.	475,797	7,074,963
Campbell Brothers Ltd.	240,751	11,882,320
Centro Retail Australia	4,083,639	8,809,708
CFS Retail Property Trust Group	6,307,448	13,142,536
Coca-Cola Amatil Ltd.	2,008,160	29,438,096
Cochlear Ltd.	203,098	14,093,371
Commonwealth Bank of Australia	5,545,260	335,719,511
Computershare Ltd.	1,597,400	12,893,456
Crown Ltd.	1,434,237	12,753,751
CSL Ltd.	1,841,574	82,751,780
Dexus Property Group	15,252,888	15,890,866
Echo Entertainment Group Ltd.	2,652,825	11,669,310
Fairfax Media Ltd.[a]	8,506,155	4,699,513
Fortescue Metals Group Ltd.	4,943,953	21,487,440
Goodman Group	5,304,509	20,989,076
GPT Group	5,375,251	19,402,298
Harvey Norman Holdings Ltd.	2,057,223	4,329,838
Iluka Resources Ltd.	1,455,916	14,570,590
Incitec Pivot Ltd.	5,806,549	19,003,727
Insurance Australia Group Ltd.	7,319,515	29,039,153
James Hardie Industries SE	1,511,825	13,316,414
Leighton Holdings Ltd.	553,385	9,964,091
Lend Lease Group	1,794,793	15,298,881
Lynas Corp. Ltd.[a,b]	6,060,992	5,134,520
Macquarie Group Ltd.	1,186,640	31,194,046
Metcash Ltd.	2,934,652	10,531,040

Security	Shares	Value

Mirvac Group	11,325,566	$16,328,293
National Australia Bank Ltd.	7,937,937	208,670,173
Newcrest Mining Ltd.	2,684,773	66,395,054
Orica Ltd.	1,328,124	34,787,548
Origin Energy Ltd.	3,799,530	47,221,532
OZ Minerals Ltd.	1,104,488	8,787,050
Qantas Airways Ltd.[b]	4,171,496	5,004,457
QBE Insurance Group Ltd.	4,090,485	60,436,904
QR National Ltd.	5,798,562	19,526,777
Ramsay Health Care Ltd.	491,771	12,275,463
Rio Tinto Ltd.	1,551,760	86,875,332
Santos Ltd.	3,320,310	37,561,886
Sims Metal Management Ltd.	576,205	5,032,866
Sonic Healthcare Ltd.	1,341,816	17,862,563
SP AusNet	6,383,895	7,087,588
Stockland Corp. Ltd.	7,883,169	27,791,113
Suncorp Group Ltd.	4,577,692	40,899,175
Sydney Airport	1,198,050	3,971,420
Tabcorp Holdings Ltd.	2,462,278	8,421,331
Tatts Group Ltd.	4,698,638	14,339,377
Telstra Corp. Ltd.	15,525,587	65,353,419
Toll Holdings Ltd.	2,329,922	9,856,614
Transurban Group	4,457,887	28,710,501
Wesfarmers Ltd.	3,529,113	121,034,789
Westfield Group	7,620,739	80,196,863
Westfield Retail Trust	9,772,665	31,367,012
Westpac Banking Corp.	10,804,129	263,777,677
Whitehaven Coal Ltd.	1,551,760	5,993,092
Woodside Petroleum Ltd.	2,262,603	80,360,463
Woolworths Ltd.	4,303,852	129,398,089
WorleyParsons Ltd.	721,112	19,798,719

		3,171,296,132
AUSTRIA — 0.27%
Andritz AG	252,161	13,836,504
Erste Group Bank AGb	748,496	13,578,263
IMMOEAST AG Escrow[b,c]	1,571,072	193
IMMOFINANZ AGb	3,177,685	10,413,764
IMMOFINANZ AG Escrow[b,c]	1,157,632	143
OMV AG	523,719	16,498,743
Raiffeisen International Bank Holding AGa	182,560	6,037,856
Telekom Austria AG	1,183,217	10,783,211
Verbund AG	260,148	4,990,000

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

Vienna Insurance Group AG	158,599	$6,181,959
voestalpine AG	384,517	10,489,174

		92,809,810
BELGIUM — 1.11%
Ageas	8,225,469	16,420,852
Anheuser-Busch InBev NV	2,826,257	223,355,003
Belgacom SA	539,693	15,559,663
Colruyt SA	255,584	11,627,398
Delhaize Group SA	362,838	13,005,659
Groupe Bruxelles Lambert SA	284,109	18,631,877
KBC Groep NV	575,064	12,068,068
Mobistar SA	107,254	3,312,123
Solvay SA	211,085	21,987,560
Telenet Group Holding NV	204,239	9,017,369
UCB SA	398,209	19,989,284
Umicore SA	393,645	17,476,803

		382,451,659
DENMARK — 1.18%
A.P. Moeller-Maersk A/S Class A	1,312	8,655,250
A.P. Moeller-Maersk A/S Class B	5,259	36,521,377
Carlsberg A/S Class B	373,107	30,276,369
Coloplast A/S Class B	81,011	15,378,568
Danske Bank A/Sb	2,255,757	33,600,313
DSV A/S	651,511	14,006,815
Novo Nordisk A/S Class B	1,437,660	222,353,512
Novozymes A/S Class B	847,763	20,948,010
TDC A/S	1,690,962	11,496,689
TrygVesta A/S	77,588	4,413,494
William Demant Holding A/Sb	91,280	8,633,768

		406,284,165
FINLAND — 0.71%
Elisa OYJ	479,220	9,980,000
Fortum OYJ	1,549,478	25,990,493
Kesko OYJ Class B	220,213	5,703,405
Kone OYJ Class B	548,821	34,132,971
Metso OYJ	446,131	16,312,653
Neste Oil OYJ	450,695	4,779,009
Nokia OYJ[a]	13,244,728	31,807,508
Nokian Renkaat OYJ	399,350	15,979,213
Orion OYJ Class B	334,313	6,686,384
Pohjola Bank PLC Class A	506,604	5,899,051
Sampo OYJ Class A	1,463,903	38,941,981

Security	Shares	Value

Stora Enso OYJ Class R	1,926,008	$11,029,683
UPM-Kymmene OYJ	1,823,318	19,580,821
Wartsila OYJ Abp	585,333	17,617,984

		244,441,156
FRANCE — 9.01%
Accor SA	519,155	17,304,421
Aeroports de Paris	103,831	8,066,232
Alcatel-Lucent[a,b]	8,300,775	9,200,536
ALSTOM	722,253	24,051,825
ArcelorMittal	3,296,349	53,038,910
Arkema SA	215,649	15,897,768
AtoS	191,688	10,805,076
AXA	6,248,116	76,563,920
BNP Paribas SA	3,399,039	126,294,213
Bouygues SA	667,485	16,872,393
Bureau Veritas SA	191,688	16,968,951
Cap Gemini SA	522,578	19,152,966
Carrefour SA	2,042,390	36,685,725
Casino Guichard-Perrachon SA	197,393	16,598,822
Christian Dior SA	196,252	27,202,673
CNP Assurances SA	575,064	6,074,403
Compagnie de Saint-Gobain	1,411,417	42,690,938
Compagnie Generale de Geophysique-Veritas[b]	483,784	13,950,753
Compagnie Generale des Etablissements Michelin Class B	646,947	44,155,745
Credit Agricole SAb	3,558,779	15,300,403
Danone SA	2,021,852	123,205,770
Dassault Systemes SA	214,508	21,239,855
Edenred SA	588,756	15,567,518
Electricite de France SA	834,071	17,328,864
Essilor International SA	717,689	62,613,335
Eurazeo	127,792	5,105,479
European Aeronautic Defence and Space Co. NV	1,434,237	51,682,943
Eutelsat Communications	458,682	13,884,990
Fonciere des Regions	86,716	6,283,822
France Telecom SA	6,542,494	87,745,167
GDF Suez	4,325,531	96,873,441
Gecina SA	73,024	6,717,972
Gemalto NV	284,109	21,794,922
Groupe Eurotunnel SA Registered	1,972,789	14,067,314
Icade	76,447	5,871,087

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

Iliad SA	79,870	$11,021,673
Imerys SA	117,523	5,945,008
JCDecaux SA	232,764	4,715,565
Klepierre	336,595	10,993,429
L’Air Liquide SA	1,097,642	122,986,840
L’Oreal SA	840,917	101,098,318
Lafarge SA	658,357	30,348,224
Lagardere SCA	419,888	11,366,144
Legrand SA	834,071	26,830,464
LVMH Moet Hennessy Louis Vuitton SA	892,262	134,665,921
Natixis	3,337,425	8,364,268
Pernod Ricard SA	741,650	79,929,791
PPR SA	269,276	40,458,472
PSA Peugeot Citroen SAa,b	895,685	6,985,810
Publicis Groupe SA	524,860	25,923,521
Remy Cointreau SA	76,447	9,038,236
Renault SA	696,010	30,506,716
Rexel SA	375,389	6,294,354
Safran SA	795,277	27,027,185
Sanofi	4,255,930	348,395,189
Schneider Electric SA	1,827,882	103,619,412
SCOR SE	576,205	13,702,862
SES SA Class A FDR	1,022,336	24,639,760
Societe BIC SA	104,972	10,665,456
Societe Generale[b]	2,461,137	54,588,542
Sodexo	318,339	24,083,653
STMicroelectronics NV	2,363,011	12,871,664
Suez Environnement SA	976,696	10,749,869
Technip SA	348,005	36,721,206
Thales SA	325,185	10,206,272
Total SA	7,474,691	346,171,118
Unibail-Rodamco SE	312,634	60,217,809
Vallourec SA	365,120	15,180,639
Veolia Environnement	1,196,909	13,524,437
Vinci SA	1,591,695	67,726,697
Vivendi SA	4,519,501	86,050,217
Wendel	120,946	8,670,439
Zodiac Aerospace	116,382	11,393,320

		3,100,537,652
GERMANY — 7.55%
Adidas AG	732,522	55,129,614
Allianz SE Registered	1,600,823	159,868,393

Security	Shares	Value

Axel Springer AG	136,920	$6,134,534
BASF SE	3,243,863	237,621,349
Bayer AG Registered	2,916,396	222,361,344
Bayerische Motoren Werke AG	1,191,204	89,151,237
Beiersdorf AG	357,133	23,715,477
Brenntag AG	159,740	17,552,052
Celesio AG	305,788	5,582,994
Commerzbank AGa,b	12,894,441	20,120,146
Continental AG	290,955	26,437,262
Daimler AG Registered	3,206,210	160,747,808
Deutsche Bank AG Registered	3,303,872	101,213,466
Deutsche Boerse AG	677,754	33,775,643
Deutsche Lufthansa AG Registered	832,930	10,514,397
Deutsche Post AG Registered	2,898,140	52,253,145
Deutsche Telekom AG Registered	9,862,804	111,468,749
E.ON AG	6,310,871	134,846,840
Fraport AG	122,087	6,942,699
Fresenius Medical Care AG & Co. KGaA	739,368	53,769,072
Fresenius SE & Co. KGaA	438,144	46,836,948
GEA Group AG	601,307	16,265,951
Hannover Rueckversicherung AG Registered	215,649	12,952,458
HeidelbergCement AG	490,630	22,876,348
Henkel AG & Co. KGaA	483,784	28,664,136
Hochtief AGb	110,677	5,279,745
Hugo Boss AG	78,729	7,953,521
Infineon Technologies AG	3,931,886	28,710,077
K+S AG Registered	602,448	29,837,308
Kabel Deutschland Holding AGb	314,916	19,783,451
Lanxess AG	294,378	20,483,577
Linde AG	596,743	88,961,914
MAN SE	148,330	13,939,989
Merck KGaA	230,482	23,241,644
METRO AG	454,118	12,530,421
Muenchener Rueckversicherungs-Gesellschaft AG Registered	626,409	89,180,071
QIAGEN NVb	830,648	14,828,159
RWE AG	1,730,897	68,213,950
Salzgitter AG	127,792	4,667,957
SAP AG	3,246,145	207,325,357
Siemens AG Registered	2,901,563	246,923,285
Suedzucker AG	225,918	7,807,113

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

ThyssenKrupp AG	1,338,393	$24,675,016
United Internet AG Registered	362,838	6,436,919
Volkswagen AG	114,100	18,239,475
Wacker Chemie AGa	57,050	3,723,073

		2,599,544,084
GREECE — 0.05%
Coca-Cola Hellenic Bottling Co. SAb	704,908	12,370,843
OPAP SA	775,638	4,680,661

		17,051,504
HONG KONG — 3.06%
AIA Group Ltd.	35,142,800	123,508,451
ASM Pacific Technology Ltd.[a]	684,600	8,802,902
Bank of East Asia Ltd. (The)[a]	5,248,640	18,310,823
BOC Hong Kong (Holdings) Ltd.	11,980,500	36,851,667
Cathay Pacific Airways Ltd.	2,567,000	4,250,937
Cheung Kong (Holdings) Ltd.	5,705,000	75,123,394
Cheung Kong Infrastructure Holdings Ltd.	1,141,000	6,938,429
CLP Holdings Ltd.	6,846,000	59,156,913
First Pacific Co. Ltd.	6,846,000	7,681,569
Foxconn International Holdings Ltd.[b]	7,192,000	2,151,947
Galaxy Entertainment Group Ltd.[a,b]	5,705,000	13,759,133
Hang Lung Group Ltd.[a]	2,320,000	15,050,460
Hang Lung Properties Ltd.	7,987,000	28,430,636
Hang Seng Bank Ltd.[a]	2,624,300	36,519,829
Henderson Land Development Co. Ltd.	3,423,000	19,954,421
Hong Kong and China Gas Co. Ltd. (The)	19,397,374	44,930,689
Hong Kong Exchanges and Clearing Ltd.	3,423,000	46,001,122
Hopewell Holdings Ltd.[a]	1,141,000	3,325,737
Hutchison Whampoa Ltd.	7,987,000	72,003,676
Hysan Development Co. Ltd.	1,301,000	5,503,576
Kerry Properties Ltd.	2,284,000	10,501,454
Li & Fung Ltd.[a]	20,538,400	40,580,667
Lifestyle International Holdings Ltd.	1,112,500	2,559,698
Link REIT (The)[a]	7,416,500	32,521,587
MGM China Holdings Ltd.	3,194,800	4,441,772
MTR Corp. Ltd.	6,275,500	21,933,676
New World Development Co. Ltd.	13,692,599	17,535,936
NWS Holdings Ltd.	5,120,000	7,831,563

Security	Shares	Value

Orient Overseas International Ltd.	1,145,000	$6,527,119
PCCW Ltd.	8,166,000	3,212,203
Power Assets Holdings Ltd.	5,134,500	40,394,459
Sands China Ltd.[a]	8,215,200	24,316,140
Shangri-La Asia Ltd.[a]	4,944,666	9,757,132
Sino Land Co. Ltd.	9,128,000	15,633,907
SJM Holdings Ltd.	6,846,000	12,255,193
Sun Hung Kai Properties Ltd.	5,705,000	71,334,114
Swire Pacific Ltd. Class A	2,852,500	34,232,281
Wharf (Holdings) Ltd. (The)	6,239,912	36,214,691
Wheelock and Co. Ltd.	2,282,000	8,961,831
Wing Hang Bank Ltd.[a]	570,500	5,242,450
Wynn Macau Ltd.[a]	5,020,400	10,709,461
Yue Yuen Industrial (Holdings) Ltd.[a]	2,282,000	6,916,356

		1,051,870,001
IRELAND — 0.27%
CRH PLC	2,574,096	47,377,556
Elan Corp. PLC[b]	1,837,010	21,650,875
Irish Bank Resolution Corp. Ltd.[b,c]	3,570,811	439
Kerry Group PLC Class A	512,309	23,313,014
Ryanair Holdings PLC[b]	177,504	867,862

		93,209,746
ISRAEL — 0.59%
Bank Hapoalim Ltd.	3,534,818	10,226,183
Bank Leumi le-Israel[a]	4,185,188	9,419,430
Bezeq The Israel Telecommunication Corp. Ltd.	6,569,878	6,626,749
Delek Group Ltd. (The)	14,833	1,965,079
Elbit Systems Ltd.	84,434	2,728,666
Israel Chemicals Ltd.	1,578,003	18,668,383
Israel Corp. Ltd. (The)	8,393	4,801,415
Mizrahi Tefahot Bank Ltd.[b]	403,914	3,030,242
NICE Systems Ltd.[b]	221,354	7,892,210
Teva Pharmaceutical Industries Ltd.	3,364,809	139,218,920

		204,577,277
ITALY — 2.02%
Assicurazioni Generali SpA	4,092,767	51,563,768
Atlantia SpA	1,176,216	15,499,684
Autogrill SpA	387,940	3,143,710
Banca Monte dei Paschi di Siena SpA[a,b]	22,642,004	5,030,410
Banco Popolare SpA[b]	6,297,179	7,371,403

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

Enel Green Power SpA	5,997,096	$8,604,367
Enel SpA	23,235,324	66,559,559
Eni SpA	8,418,298	174,589,603
Exor SpA	232,764	5,168,488
Fiat Industrial SpA	3,001,971	29,576,615
Fiat SpA[b]	3,156,006	15,547,115
Finmeccanica SpA[a,b]	1,454,775	5,339,051
Intesa Sanpaolo SpA	35,812,567	45,560,425
Intesa Sanpaolo SpA RNC	3,171,980	3,191,571
Luxottica Group SpA	411,901	14,229,109
Mediaset SpA	2,632,287	4,609,829
Mediobanca SpA	1,864,394	6,438,248
Pirelli & C. SpA	883,134	8,962,018
Prysmian SpA	700,574	11,276,689
Saipem SpA	924,210	42,739,811
Snam SpA	5,511,030	22,193,844
Telecom Italia SpA	33,147,191	27,146,908
Telecom Italia SpA RNC	21,203,203	14,845,128
Tenaris SA	1,655,591	32,276,465
Terna SpA	4,451,041	14,877,276
UniCredit SpA[b]	14,326,396	48,837,681
Unione di Banche Italiane ScpA	2,970,023	8,654,192

		693,832,967
JAPAN — 20.93%
ABC-MART Inc.	18,700	756,620
Advantest Corp.	460,000	5,937,004
AEON Co. Ltd.	1,825,600	22,066,151
AEON Credit Service Co. Ltd.	342,390	6,584,760
AEON Mall Co. Ltd.	342,300	8,261,658
Air Water Inc.	106,000	1,283,944
Aisin Seiki Co. Ltd.	684,600	21,081,472
Ajinomoto Co. Inc.	2,290,000	32,546,735
Alfresa Holdings Corp.	114,100	6,092,151
All Nippon Airways Co. Ltd.[a]	2,693,000	6,241,140
Amada Co. Ltd.	2,282,000	12,155,083
Aozora Bank Ltd.	3,423,000	7,932,945
Asahi Glass Co. Ltd.	3,838,000	22,752,804
Asahi Group Holdings Ltd.	1,141,000	25,741,895
Asahi Kasei Corp.	4,580,000	24,512,676
ASICS Corp.	342,300	4,040,981
Astellas Pharma Inc.	1,483,390	70,845,643
Bank of Kyoto Ltd. (The)	2,282,000	16,800,896
Bank of Yokohama Ltd. (The)	4,564,000	20,803,892

Security	Shares	Value

Benesse Holdings Inc.	228,200	$10,796,402
Bridgestone Corp.	2,167,900	49,437,003
Brother Industries Ltd.	684,600	6,398,950
Canon Inc.	3,993,500	135,502,881
Casio Computer Co. Ltd.[a]	690,000	4,585,275
Central Japan Railway Co.	5,705	47,334,699
Chiba Bank Ltd. (The)	3,423,000	20,073,419
Chiyoda Corp.	295,000	3,879,193
Chubu Electric Power Co. Inc.	2,396,100	25,679,074
Chugai Pharmaceutical Co. Ltd.	684,600	13,244,950
Chugoku Bank Ltd. (The)	16,000	204,866
Chugoku Electric Power Co. Inc. (The)	912,800	11,687,580
Citizen Holdings Co. Ltd.	798,700	4,458,812
Coca-Cola West Co. Ltd.	401,100	6,892,141
Cosmo Oil Co. Ltd.	1,141,000	2,512,830
Credit Saison Co. Ltd.	456,400	10,460,384
Dai Nippon Printing Co. Ltd.	2,282,000	17,502,151
Dai-ichi Life Insurance Co. Ltd. (The)	28,525	30,387,708
Daicel Corp.	1,145,000	6,919,846
Daido Steel Co. Ltd.	1,508,000	8,611,626
Daihatsu Motor Co. Ltd.	478,000	8,072,753
Daiichi Sankyo Co. Ltd.	2,167,995	35,864,911
Daikin Industries Ltd.	798,700	21,925,900
Dainippon Sumitomo Pharma Co. Ltd.	228,200	2,533,283
Daito Trust Construction Co. Ltd.	342,300	33,090,461
Daiwa House Industry Co. Ltd.	2,282,000	32,666,786
Daiwa Securities Group Inc.	5,725,000	21,624,520
Dena Co. Ltd.[a]	343,800	7,492,287
Denki Kagaku Kogyo K.K.	1,141,000	3,798,464
Denso Corp.	1,711,500	55,201,901
Dentsu Inc.	684,600	18,311,516
East Japan Railway Co.	1,255,100	80,673,521
Eisai Co. Ltd.	912,800	40,555,903
Electric Power Development Co. Ltd.	456,400	10,781,793
FamilyMart Co. Ltd.	342,300	16,260,346
FANUC Corp.	684,600	107,029,014
Fast Retailing Co. Ltd.	228,200	47,188,604
Fuji Electric Holdings Co. Ltd.	2,282,000	5,084,097
Fuji Heavy Industries Ltd.	2,282,000	17,151,524
FUJIFILM Holdings Corp.	1,483,300	26,779,168
Fujitsu Ltd.	6,846,000	27,173,624
Fukuoka Financial Group Inc.	3,428,000	12,597,132
Furukawa Electric Co. Ltd.	2,290,000	4,808,707

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

Gree Inc.[a,b]	342,300	$5,447,873
GS Yuasa Corp.[a]	1,141,000	4,572,766
Gunma Bank Ltd. (The)	2,282,000	11,161,639
Hachijuni Bank Ltd. (The)	1,141,000	6,092,151
Hakuhodo DY Holdings Inc.	61,250	4,062,420
Hamamatsu Photonics K.K.	228,200	8,046,899
Hankyu Hanshin Holdings Inc.	4,564,000	24,543,918
Hino Motors Ltd.	1,141,000	7,976,773
Hirose Electric Co. Ltd.	115,000	11,058,259
Hisamitsu Pharmaceutical Co. Inc.	114,100	5,770,743
Hitachi Chemical Co. Ltd.	228,200	3,503,352
Hitachi Construction Machinery Co. Ltd.[a]	343,500	6,236,658
Hitachi High-Technologies Corp.	228,200	5,747,368
Hitachi Ltd.	14,833,000	88,314,277
Hitachi Metals Ltd.	230,000	2,544,430
Hokkaido Electric Power Co. Inc.	516,400	4,767,278
Hokuriku Electric Power Co.	456,400	4,669,188
Honda Motor Co. Ltd.	5,705,000	186,343,854
Hoya Corp.	1,483,300	33,160,586
Hulic Co. Ltd.	798,700	4,203,146
IBIDEN Co. Ltd.	346,200	5,691,688
Idemitsu Kosan Co. Ltd.	114,100	9,642,254
IHI Corp.	3,423,000	7,363,175
INPEX Corp.	7,987	44,894,917
Isetan Mitsukoshi Holdings Ltd.	1,141,000	12,111,255
Isuzu Motors Ltd.	4,564,000	23,550,474
ITOCHU Corp.	4,906,300	51,324,547
Itochu Techno-Solutions Corp.	114,100	5,916,837
Iyo Bank Ltd. (The)	107,000	828,873
J. Front Retailing Co. Ltd.	2,282,600	11,398,387
Japan Petroleum Exploration Co. Ltd.	114,100	4,333,170
Japan Prime Realty Investment Corp.	1,141	2,975,950
Japan Real Estate Investment Corp.	1,233	11,682,714
Japan Retail Fund Investment Corp.	3,623	6,081,630
Japan Steel Works Ltd. (The)	1,143,000	6,293,086
Japan Tobacco Inc.	2,966,600	93,594,141
JFE Holdings Inc.	1,483,375	19,734,016
JGC Corp.	1,141,000	35,267,273
Joyo Bank Ltd. (The)	3,423,000	15,339,949
JSR Corp.	601,800	10,710,653
JTEKT Corp.	684,600	6,083,385
Jupiter Telecommunications Co. Ltd.	5,705	5,697,695

Security	Shares	Value

JX Holdings Inc.	7,188,300	$34,975,083
Kajima Corp.	3,423,000	9,861,396
Kamigumi Co. Ltd.	1,141,000	9,203,969
Kaneka Corp.	1,141,000	5,916,837
Kansai Electric Power Co. Inc. (The)	2,510,200	18,898,817
Kansai Paint Co. Ltd.	264,000	2,775,211
Kao Corp.	1,825,600	49,578,714
Kawasaki Heavy Industries Ltd.	4,564,000	10,986,325
Kawasaki Kisen Kaisha Ltd.[a,b]	2,300,000	3,533,931
KDDI Corp.	10,269	71,133,534
Keikyu Corp.	2,282,000	21,359,053
Keio Corp.	2,282,000	16,830,115
Keisei Electric Railway Co. Ltd.	506,000	4,587,042
Keyence Corp.	155,923	39,150,449
Kikkoman Corp.	1,141,000	14,419,552
Kinden Corp.	1,145,000	7,740,845
Kintetsu Corp.[a]	6,846,000	27,261,280
Kirin Holdings Co. Ltd.	3,423,000	39,094,955
Kobe Steel Ltd.	9,168,000	8,686,709
Koito Manufacturing Co. Ltd.	100,000	1,277,849
Komatsu Ltd.	3,194,800	71,913,680
Konami Corp.	342,300	7,371,941
Konica Minolta Holdings Inc.	1,711,500	12,228,131
Kubota Corp.	4,564,000	43,653,111
Kuraray Co. Ltd.	1,141,000	13,469,936
Kurita Water Industries Ltd.	456,400	10,343,508
Kyocera Corp.	570,500	45,654,610
Kyowa Hakko Kirin Co. Ltd.	1,141,000	12,754,072
Kyushu Electric Power Co. Inc.	1,369,200	10,746,730
Lawson Inc.	228,200	16,421,050
LIXIL Group Corp.	1,027,880	21,649,969
Makita Corp.	456,400	15,462,668
Marubeni Corp.	5,705,000	38,569,014
Marui Group Co. Ltd.	684,600	5,049,035
Maruichi Steel Tube Ltd.	114,100	2,235,250
Mazda Motor Corp.[b]	7,987,000	9,715,301
McDonald’s Holdings Co. (Japan) Ltd.	171,600	4,965,634
Medipal Holdings Corp.	305,000	4,412,932
Meiji Holdings Co. Ltd.	265,652	12,177,134
Miraca Holdings Inc.	228,200	9,759,129
Mitsubishi Chemical Holdings Corp.	3,993,500	17,027,343
Mitsubishi Corp.	4,792,200	96,089,439
Mitsubishi Electric Corp.	7,255,000	58,058,579

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

Mitsubishi Estate Co. Ltd.	4,564,000	$82,748,067
Mitsubishi Gas Chemical Co. Inc.	2,282,000	13,236,184
Mitsubishi Heavy Industries Ltd.	9,128,000	37,166,505
Mitsubishi Materials Corp.	4,564,000	12,739,462
Mitsubishi Motors Corp.[b]	13,728,000	13,183,099
Mitsubishi Tanabe Pharma Corp.	912,800	14,001,721
Mitsubishi UFJ Financial Group Inc.	43,129,880	210,403,128
Mitsubishi UFJ Lease & Finance Co. Ltd.	205,380	8,283,572
Mitsui & Co. Ltd.	5,933,200	88,656,138
Mitsui Chemicals Inc.	2,905,000	6,583,675
Mitsui Fudosan Co. Ltd.	3,423,000	66,882,177
Mitsui O.S.K. Lines Ltd.	3,496,000	10,698,387
Mizuho Financial Group Inc.	76,447,060	126,269,792
MS&AD Insurance Group Holdings Inc.	1,825,688	29,851,518
Murata Manufacturing Co. Ltd.	798,700	40,139,533
Nabtesco Corp.	342,300	7,560,403
Namco Bandai Holdings Inc.	684,600	9,878,927
NEC Corp.[b]	9,152,000	12,304,225
Nexon Co. Ltd.[a,b]	342,300	7,104,588
NGK Insulators Ltd.	1,141,000	13,250,794
NGK Spark Plug Co. Ltd.	524,000	6,125,634
NHK Spring Co. Ltd.	294,300	3,123,876
Nidec Corp.	342,300	27,129,795
Nikon Corp.	1,141,000	31,907,093
Nintendo Co. Ltd.	344,200	38,562,740
Nippon Building Fund Inc.	2,282	22,235,621
Nippon Electric Glass Co. Ltd.	1,276,500	6,799,283
Nippon Express Co. Ltd.	3,423,000	14,025,096
Nippon Meat Packers Inc.	1,141,000	15,033,150
Nippon Paper Group Inc.[a]	343,200	4,372,394
Nippon Steel Corp.	18,256,000	36,932,753
Nippon Telegraph and Telephone Corp.	1,483,300	69,037,074
Nippon Yusen K.K.	5,705,000	12,783,291
Nishi-Nippon City Bank Ltd. (The)	3,424,000	7,540,691
Nissan Motor Co. Ltd.	8,443,400	80,433,926
Nisshin Seifun Group Inc.	1,202,200	14,407,928
Nisshin Steel Co. Ltd.	3,423,000	3,813,073
Nissin Foods Holdings Co. Ltd.	342,300	13,113,465
Nitori Holdings Co. Ltd.	114,100	10,694,136
Nitto Denko Corp.	570,500	24,799,584

Security	Shares	Value

NKSJ Holdings Inc.	1,084,050	$20,917,585
NOK Corp.	456,400	8,829,967
Nomura Holdings Inc.	12,208,700	43,457,344
Nomura Real Estate Holdings Inc.	228,200	4,268,889
Nomura Real Estate Office Fund Inc.	76	439,360
Nomura Research Institute Ltd.	342,300	7,130,885
NSK Ltd.	2,282,000	13,966,658
NTN Corp.	2,290,000	6,216,133
NTT Data Corp.	4,580	13,956,978
NTT DOCOMO Inc.	50,204	84,401,859
NTT Urban Development Corp.	1,141	929,163
Obayashi Corp.	2,282,000	10,431,165
Odakyu Electric Railway Co. Ltd.	2,282,000	23,492,036
Oji Paper Co. Ltd.	3,423,000	11,483,047
Olympus Corp.[b]	725,200	13,742,586
Omron Corp.	798,700	16,096,720
Ono Pharmaceutical Co. Ltd.	228,200	14,434,161
Oracle Corp. Japan	114,100	5,135,230
Oriental Land Co. Ltd.	228,200	28,459,257
ORIX Corp.	330,890	31,648,506
Osaka Gas Co. Ltd.	7,987,000	32,827,490
Otsuka Corp.	7,600	671,447
Otsuka Holdings Co. Ltd.	1,141,000	34,843,598
Panasonic Corp.	7,530,668	52,647,180
Rakuten Inc.	2,282,000	22,761,562
Resona Holdings Inc.	5,819,100	23,917,172
Ricoh Co. Ltd.[a]	2,282,000	15,807,452
Rinnai Corp.	114,100	7,392,394
Rohm Co. Ltd.	342,300	12,385,913
Sankyo Co. Ltd.	228,200	11,366,172
Sanrio Co. Ltd.[a]	114,100	3,957,707
Santen Pharmaceutical Co. Ltd.	151,500	6,469,302
SBI Holdings Inc.	54,768	3,751,713
Secom Co. Ltd.	798,700	37,224,942
Sega Sammy Holdings Inc.	570,538	12,236,250
Seiko Epson Corp.[a]	456,400	3,675,744
Sekisui Chemical Co. Ltd.	2,282,000	19,518,259
Sekisui House Ltd.	2,282,000	21,972,650
Seven & I Holdings Co. Ltd.	2,510,280	79,872,545
Seven Bank Ltd.	1,026,900	2,577,111
Sharp Corp.[a]	3,423,000	11,833,675
Shikoku Electric Power Co. Inc.	505,300	7,809,182
Shimadzu Corp.	392,000	3,222,330

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

Shimamura Co. Ltd.	114,100	$13,294,622
Shimano Inc.	342,300	22,878,438
Shimizu Corp.	2,282,000	7,158,643
Shin-Etsu Chemical Co. Ltd.	1,483,300	75,589,424
Shinsei Bank Ltd.	3,423,000	3,900,730
Shionogi & Co. Ltd.	1,026,900	14,700,054
Shiseido Co. Ltd.	1,141,000	16,421,050
Shizuoka Bank Ltd. (The)	2,895,000	29,283,611
Showa Denko K.K.	4,580,000	8,327,273
Showa Shell Sekiyu K.K.	456,400	2,495,298
SMC Corp.	228,200	38,715,109
SoftBank Corp.	3,080,700	118,533,976
Sojitz Corp.	2,966,600	4,634,125
Sony Corp.	3,423,000	42,206,773
Sony Financial Holdings Inc.	685,200	11,054,443
Square Enix Holdings Co. Ltd.	228,200	3,544,259
Stanley Electric Co. Ltd.	601,800	8,946,092
Sumco Corp.[b]	114,100	878,029
Sumitomo Chemical Co. Ltd.	5,705,000	15,997,375
Sumitomo Corp.	3,651,200	51,705,854
Sumitomo Electric Industries Ltd.	2,510,200	29,890,986
Sumitomo Heavy Industries Ltd.	2,282,000	9,262,407
Sumitomo Metal Industries Ltd.	11,410,000	16,946,991
Sumitomo Metal Mining Co. Ltd.	2,282,000	24,660,794
Sumitomo Mitsui Financial Group Inc.	4,564,000	145,393,496
Sumitomo Mitsui Trust Holdings Inc.	8,510,600	24,627,344
Sumitomo Realty & Development Co. Ltd.	1,459,000	36,839,283
Sumitomo Rubber Industries Inc.	570,500	6,917,586
Suruga Bank Ltd.	1,141,000	12,125,864
Suzuken Co. Ltd.	342,340	12,321,610
Suzuki Motor Corp.	1,026,900	18,947,028
Sysmex Corp.	228,200	10,007,490
T&D Holdings Inc.	1,711,500	17,619,027
Taiheiyo Cement Corp.	3,423,000	7,582,318
Taisei Corp.	2,282,000	6,311,293
Taisho Pharmaceutical Holdings Co. Ltd.	228,200	18,261,844
Taiyo Nippon Sanso Corp.	1,145,000	6,465,365
Takashimaya Co. Ltd.	1,241,000	9,104,904
Takeda Pharmaceutical Co. Ltd.	2,624,300	120,966,453
TDK Corp.	456,400	17,531,370
Teijin Ltd.	3,435,000	10,159,859

Security	Shares	Value

Terumo Corp.	570,500	$23,521,255
THK Co. Ltd.	342,300	6,122,831
Tobu Railway Co. Ltd.	3,435,000	18,648,400
Toho Co. Ltd.	570,500	10,270,461
Toho Gas Co. Ltd.	1,141,000	6,881,063
Tohoku Electric Power Co. Inc.[b]	1,597,400	10,349,352
Tokio Marine Holdings Inc.	2,396,100	55,591,974
Tokyo Electric Power Co. Inc.[b]	4,792,200	8,038,133
Tokyo Electron Ltd.	570,500	26,844,910
Tokyo Gas Co. Ltd.	7,987,000	41,315,595
Tokyu Corp.	4,564,000	21,972,650
Tokyu Land Corp.	2,282,000	11,658,361
TonenGeneral Sekiyu K.K.	1,141,000	9,379,283
Toppan Printing Co. Ltd.	2,282,000	14,258,848
Toray Industries Inc.	5,705,000	36,012,356
Toshiba Corp.	13,692,000	45,932,190
Tosoh Corp.	2,290,000	5,688,348
TOTO Ltd.	1,149,000	8,577,042
Toyo Seikan Kaisha Ltd.	570,500	6,778,796
Toyo Suisan Kaisha Ltd.	136,000	3,278,976
Toyoda Gosei Co. Ltd.	343,500	7,111,901
Toyota Boshoku Corp.	114,100	1,292,939
Toyota Industries Corp.	798,700	21,486,155
Toyota Motor Corp.	9,584,400	370,613,163
Toyota Tsusho Corp.	801,500	14,972,964
Trend Micro Inc.	456,400	13,651,093
Tsumura & Co.	228,200	6,431,091
Ube Industries Ltd.	4,564,000	10,051,319
Unicharm Corp.	456,400	25,186,735
Ushio Inc.	342,300	4,352,163
USS Co. Ltd.	79,870	8,641,505
West Japan Railway Co.	570,500	24,690,013
Yahoo! Japan Corp.	44,499	16,284,013
Yakult Honsha Co. Ltd.	228,200	8,853,342
Yamada Denki Co. Ltd.	285,250	14,883,403
Yamaguchi Financial Group Inc.	1,141,000	9,671,472
Yamaha Corp.	601,600	5,846,535
Yamaha Motor Co. Ltd.	912,800	7,795,616
Yamato Holdings Co. Ltd.	1,369,200	22,562,873
Yamato Kogyo Co. Ltd.	114,100	3,250,608
Yamazaki Baking Co. Ltd.	55,000	769,718
Yaskawa Electric Corp.	1,141,000	8,283,572

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

Yokogawa Electric Corp.	684,600	$7,091,439

		7,204,508,727
NETHERLANDS — 2.45%
AEGON NV	6,157,977	28,113,353
Akzo Nobel NV	823,802	44,543,959
ASML Holding NV	1,496,992	87,055,749
Corio NV	208,803	9,252,304
DE Master Blenders 1753 NVb	2,074,338	24,062,254
Delta Lloyd NV	413,042	5,399,657
Fugro NV CVA	243,033	15,938,111
Heineken Holding NV	384,517	17,696,633
Heineken NV	806,687	43,767,552
ING Groep NV CVA[b]	13,549,375	89,791,298
Koninklijke Ahold NV	3,615,829	44,063,164
Koninklijke DSM NV	541,975	26,718,793
Koninklijke KPN NV	3,517,703	28,900,283
Koninklijke Philips Electronics NV	3,542,805	78,012,960
Randstad Holding NV	421,029	12,791,844
Reed Elsevier NV	2,432,612	28,598,698
Royal Boskalis Westminster NV CVA	243,033	7,942,118
Royal Vopak NV	236,187	14,991,752
SBM Offshore NVb	597,884	7,307,279
TNT Express NV	1,114,757	12,100,554
Unilever NV CVA	5,727,820	199,313,478
Wolters Kluwer NV	1,072,540	17,851,781

		844,213,574
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	3,029,355	6,123,859
Contact Energy Ltd.[b]	739,390	3,007,371
Fletcher Building Ltd.	2,444,022	12,123,331
SKYCITY Entertainment Group Ltd.	2,040,108	5,896,290
Telecom Corp. of New Zealand Ltd.	7,070,777	15,269,487

		42,420,338
NORWAY — 0.95%
Aker Solutions ASA	588,756	8,691,715
DNB ASA	3,557,638	37,557,150
Gjensidige Forsikring ASA	697,151	8,576,611
Norsk Hydro ASA	3,143,455	12,855,812
Orkla ASA	2,643,697	18,960,464
Seadrill Ltd.	1,247,113	49,012,903
Statoil ASA	3,959,270	94,718,118
Subsea 7 SA	989,247	20,837,159

Security	Shares	Value

Telenor ASA	2,562,686	$43,541,506
Yara International ASA[a]	660,639	31,378,458

		326,129,896
PORTUGAL — 0.15%
Banco Espirito Santo SA Registered[b]	7,102,725	4,373,680
Energias de Portugal SA	6,633,774	15,146,852
Galp Energia SGPS SA Class B	800,982	10,850,942
Jeronimo Martins SGPS SA	756,483	11,878,493
Portugal Telecom SGPS SA Registered	2,246,629	9,545,583

		51,795,550
SINGAPORE — 1.99%
Ascendas REIT	5,705,000	10,408,158
CapitaLand Ltd.	7,987,000	19,257,384
CapitaMall Trust Management Ltd.	6,846,000	10,784,135
CapitaMalls Asia Ltd.[a]	4,564,000	5,978,959
City Developments Ltd.[a]	2,282,000	21,458,228
ComfortDelGro Corp. Ltd.	9,128,000	12,324,726
COSCO Corp. (Singapore) Ltd.	2,282,000	1,779,015
DBS Group Holdings Ltd.	6,846,000	81,101,097
Fraser and Neave Ltd.	3,423,150	22,504,615
Genting Singapore PLC	20,538,000	21,540,760
Global Logistic Properties Ltd.	6,846,000	12,379,747
Golden Agri-Resources Ltd.	19,397,194	11,536,205
Hutchison Port Holdings Trust[a]	18,256,000	13,874,560
Jardine Cycle & Carriage Ltd.[a]	148,000	5,554,832
Keppel Corp. Ltd.	5,016,000	45,070,428
Keppel Land Ltd.[a]	1,141,000	3,154,543
Neptune Orient Lines Ltd.[a,b]	2,282,000	2,109,142
Noble Group Ltd.	12,551,727	10,844,369
Olam International Ltd.[a]	4,564,000	6,767,595
Oversea-Chinese Banking Corp. Ltd.	10,269,200	78,819,257
SembCorp Industries Ltd.	2,282,000	9,702,053
SembCorp Marine Ltd.[a]	2,282,000	8,913,418
Singapore Airlines Ltd.[a]	2,282,200	19,442,491
Singapore Exchange Ltd.	3,423,000	18,404,557
Singapore Press Holdings Ltd.[a]	7,615,750	25,156,305
Singapore Technologies Engineering Ltd.	6,846,000	18,156,962
Singapore Telecommunications Ltd.	27,384,285	78,791,031
StarHub Ltd.[a]	228,000	703,653

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

United Overseas Bank Ltd.	4,564,000	$73,361,463
UOL Group Ltd.	3,684,000	15,337,046
Wilmar International Ltd.[a]	6,846,000	17,826,835
Yangzijiang Shipbuilding (Holdings) Ltd.[a]	4,691,000	3,751,292

		686,794,861
SPAIN — 2.44%
Abertis Infraestructuras SA	1,266,455	15,682,808
Acciona SA	81,011	3,540,805
Acerinox SA	329,749	3,294,708
Actividades de Construcciones y Servicios SAa	498,617	7,890,821
Amadeus IT Holding SA Class A	1,111,334	24,067,943
Banco Bilbao Vizcaya Argentaria SA	16,643,767	109,129,375
Banco de Sabadell SAa	7,666,954	14,635,466
Banco Popular Espanol SAa	3,651,165	6,875,289
Banco Santander SA	32,851,672	200,269,434
Bankia SAa,b	2,876,461	2,826,919
CaixaBank[a]	2,828,236	9,279,015
Distribuidora Internacional de Alimentacion SA	2,104,004	10,416,567
Enagas SA	619,563	10,758,620
Ferrovial SA	1,379,469	15,035,131
Gas Natural SDG SA	1,187,781	14,664,685
Grifols SAa,b	529,424	16,521,985
Iberdrola SA	14,240,512	51,736,806
Industria de Diseno Textil SA	764,470	78,924,512
International Consolidated Airlines Group SAb	3,508,575	8,797,525
Mapfre SA	2,754,374	5,030,557
Red Electrica Corporacion SA	374,248	14,852,666
Repsol SA	2,897,026	46,399,654
Telefonica SA	14,434,791	164,029,898
Zardoya Otis SA	499,239	5,564,281
Zardoya Otis SA New[b]	25,485	284,044

		840,509,514
SWEDEN — 3.26%
Alfa Laval AB	1,196,909	20,803,085
Assa Abloy AB Class B	1,146,705	34,861,494
Atlas Copco AB Class A	2,271,731	51,262,557
Atlas Copco AB Class B	1,451,352	29,180,317
Boliden AB	942,466	14,409,458

Security	Shares	Value

Electrolux AB Class B	856,891	$19,500,182
Elekta AB Class B	325,185	15,150,058
Getinge AB Class B	726,817	20,833,033
Hennes & Mauritz AB Class B	3,338,566	123,773,530
Hexagon AB Class B	871,724	16,717,625
Holmen AB Class B	164,304	4,421,517
Husqvarna AB Class B	1,583,708	8,117,811
Industrivarden AB Class C	417,606	5,634,389
Investment AB Kinnevik Class B	691,446	14,278,773
Investor AB Class B	1,551,760	32,456,187
Lundin Petroleum ABa,b	781,585	16,635,224
Millicom International Cellular SA SDR	224,777	20,394,693
Modern Times Group MTG AB Class B	168,868	7,765,418
Nordea Bank AB	9,191,896	86,108,657
Ratos AB Class B	688,023	7,144,579
Sandvik AB	3,523,408	49,173,005
Scania AB Class B	1,127,308	19,493,745
Securitas AB Class B	1,082,809	8,835,807
Skandinaviska Enskilda Banken AB Class A	4,994,157	36,817,209
Skanska AB Class B	1,308,727	19,835,769
SKF AB Class B	1,363,495	28,297,570
SSAB AB Class A	546,539	4,508,102
Svenska Cellulosa AB Class B	1,995,609	34,038,359
Svenska Handelsbanken AB Class A	1,716,064	59,804,356
Swedbank AB Class A	2,944,921	51,444,972
Swedish Match AB	746,214	31,511,979
Tele2 AB Class B	1,102,206	18,296,637
Telefonaktiebolaget LM Ericsson Class B	10,626,133	99,231,396
TeliaSonera AB	7,758,800	51,484,198
Volvo AB Class B	4,883,480	60,529,645

		1,122,751,336
SWITZERLAND — 8.54%
ABB Ltd. Registered[b]	7,729,134	135,336,110
Actelion Ltd. Registered[b]	395,927	18,123,062
Adecco SA Registered[b]	471,233	20,772,996
Aryzta AGb	303,506	15,106,070
Baloise Holding AG Registered	181,419	12,005,327
Banque Cantonale Vaudoise Registered	10,269	5,250,565

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

Barry Callebaut AG Registered[b]	6,846	$6,193,649
Compagnie Financiere Richemont SA Class A Bearer	1,839,292	104,555,581
Credit Suisse Group AG Registered	4,133,843	70,603,131
GAM Holding AGb	696,010	7,706,093
Geberit AG Registered[b]	131,215	25,827,341
Givaudan SA Registered[b]	29,666	28,907,205
Holcim Ltd. Registered[b]	806,687	47,717,300
Julius Baer Group Ltd.[b]	723,394	25,956,010
Kuehne & Nagel International AG Registered	180,278	20,569,933
Lindt & Spruengli AG Participation Certificates	2,858	8,863,038
Lindt & Spruengli AG Registered	79	2,834,589
Lonza Group AG Registered[b]	198,534	8,987,915
Nestle SA Registered	11,608,534	714,636,800
Novartis AG Registered	8,118,215	476,881,152
Pargesa Holding SA Bearer	79,870	4,826,835
Partners Group Holding AG	43,358	7,925,297
Roche Holding AG Genusschein	2,481,675	440,898,332
Schindler Holding AG Participation Certificates	208,803	24,466,844
Schindler Holding AG Registered	29,666	3,485,287
SGS SA Registered	19,397	38,895,414
Sika AG Bearer	6,846	12,808,396
Sonova Holding AG Registered[b]	173,432	16,437,325
Straumann Holding AG Registered	33,089	4,450,538
Sulzer AG Registered	85,575	11,088,913
Swatch Group AG (The) Bearer	103,831	41,374,863
Swatch Group AG (The) Registered	183,701	12,862,554
Swiss Life Holding AG Registered[b]	115,241	11,063,939
Swiss Prime Site AG Registered	170,009	14,248,025
Swiss Re AGb	1,244,831	78,292,462
Swisscom AG Registered	83,293	33,421,375
Syngenta AG Registered	335,454	114,758,317
Transocean Ltd.	1,235,703	58,881,004
UBS AG Registered[b]	12,852,224	135,577,820
Zurich Insurance Group AGb	521,437	116,373,812

		2,938,971,219
UNITED KINGDOM — 23.10%
3i Group PLC	3,461,794	11,303,481
Aberdeen Asset Management PLC	3,022,509	12,232,220
Admiral Group PLC	711,984	12,181,650

Security	Shares	Value

Aggreko PLC	941,325	$30,116,784
AMEC PLC	1,161,538	20,346,442
Anglo American PLC	4,643,870	138,244,198
Antofagasta PLC	1,381,751	23,208,006
ARM Holdings PLC	4,910,864	42,434,265
Associated British Foods PLC	1,245,972	24,499,954
AstraZeneca PLC	4,513,796	211,211,570
Aviva PLC	10,393,369	47,485,075
Babcock International Group PLC	1,245,972	16,759,530
BAE Systems PLC	11,330,130	54,836,037
Balfour Beatty PLC	2,364,152	10,738,333
Barclays PLC	40,771,353	107,319,259
BG Group PLC	11,931,437	235,920,330
BHP Billiton PLC	7,400,526	216,713,092
BP PLC	66,777,025	444,713,534
British American Tobacco PLC	6,940,703	369,467,452
British Land Co. PLC	2,873,038	24,060,372
British Sky Broadcasting Group PLC	3,926,181	43,829,695
BT Group PLC	27,612,200	94,009,988
Bunzl PLC	1,156,974	20,193,986
Burberry Group PLC	1,551,760	30,488,450
Capita PLC	2,275,154	25,345,080
Capital Shopping Centres Group PLC	1,871,240	9,443,511
Carnival PLC	636,678	21,427,297
Centrica PLC	18,100,824	89,902,313
Cobham PLC	3,747,044	13,649,760
Compass Group PLC	6,644,043	71,359,723
Croda International PLC	491,771	18,106,897
Diageo PLC	8,837,045	236,349,042
Eurasian Natural Resources Corp.	884,275	5,444,941
Evraz PLC	1,168,384	4,347,729
Experian PLC	3,531,395	52,508,035
Fresnillo PLC	622,986	14,211,925
G4S PLC	4,927,979	19,140,736
GKN PLC	5,783,729	19,066,322
GlaxoSmithKline PLC	17,855,509	410,827,442
Glencore International PLC[a]	4,834,417	24,249,951
Hammerson PLC	2,385,831	17,311,222
HSBC Holdings PLC	63,137,235	528,151,769
ICAP PLC	1,924,867	9,602,560
IMI PLC	1,125,026	14,489,308
Imperial Tobacco Group PLC	3,525,690	136,941,131
Inmarsat PLC	1,603,105	12,347,729

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

InterContinental Hotels Group PLC	1,033,746	$25,542,229
Intertek Group PLC	570,500	24,438,099
Invensys PLC	2,826,257	10,667,477
Investec PLC	1,915,739	11,312,947
ITV PLC	13,282,381	15,712,169
J Sainsbury PLC	4,172,637	21,136,329
Johnson Matthey PLC	771,316	26,345,236
Kazakhmys PLC	754,201	8,330,853
Kingfisher PLC	8,307,621	34,727,679
Land Securities Group PLC	2,651,684	32,821,779
Legal & General Group PLC	20,892,851	41,736,992
Lloyds Banking Group PLC[b]	144,928,679	68,928,342
London Stock Exchange Group PLC	620,704	9,428,565
Lonmin PLC[a]	545,398	5,964,612
Man Group PLC	6,442,086	8,039,436
Marks & Spencer Group PLC	5,618,284	29,374,681
Meggitt PLC	2,691,619	16,173,061
Melrose PLC	4,257,071	14,713,963
National Grid PLC	12,585,230	130,635,225
Next PLC	595,602	30,039,340
Old Mutual PLC	17,393,404	42,976,351
Pearson PLC	2,862,769	53,645,185
Petrofac Ltd.	911,659	21,297,240
Prudential PLC	9,016,182	107,785,531
Randgold Resources Ltd.	303,506	27,580,906
Reckitt Benckiser Group PLC	2,319,653	127,459,452
Reed Elsevier PLC	4,220,559	35,576,688
Resolution Ltd.	4,965,632	16,027,102
Rexam PLC	3,032,778	20,646,368
Rio Tinto PLC	4,726,022	218,180,254
Rolls-Royce Holdings PLC[b]	6,588,134	87,791,001
Royal Bank of Scotland Group PLC[b]	7,285,286	24,392,953
Royal Dutch Shell PLC Class A	12,924,107	440,021,128
Royal Dutch Shell PLC Class B	9,355,059	329,720,377
RSA Insurance Group PLC	12,503,078	21,333,302
SABMiller PLC	3,371,655	145,644,187
Sage Group PLC (The)	4,624,473	20,831,155
Schroders PLC	392,504	7,890,127
SEGRO PLC	2,501,072	9,275,508
Serco Group PLC	1,693,244	15,294,388
Severn Trent PLC	843,199	22,789,376
Shire PLC	2,001,314	57,946,934

Security	Shares	Value

Smith & Nephew PLC	3,190,236	$32,664,925
Smiths Group PLC	1,363,495	22,794,561
SSE PLC	3,294,067	67,765,776
Standard Chartered PLC	8,369,235	192,038,541
Standard Life PLC	8,433,131	31,962,296
Tate & Lyle PLC	1,625,925	16,813,484
Tesco PLC	28,157,598	140,337,111
TUI Travel PLC	1,646,463	4,713,069
Tullow Oil PLC	3,187,954	64,433,989
Unilever PLC	4,512,655	161,983,389
United Utilities Group PLC	2,412,074	25,812,174
Vedanta Resources PLC	385,658	5,897,466
Vodafone Group PLC	175,381,969	501,763,394
Weir Group PLC (The)	738,227	19,142,611
Whitbread PLC	621,845	20,811,178
Wm Morrison Supermarkets PLC	8,177,547	35,529,261
Wolseley PLC	1,005,221	36,271,770
WPP PLC	4,453,323	56,377,890
Xstrata PLC	7,310,387	97,140,580

		7,950,966,118

TOTAL COMMON STOCKS
(Cost: $38,263,655,525)		34,066,967,286

PREFERRED STOCKS — 0.51%

GERMANY — 0.51%
Bayerische Motoren Werke AG	160,881	8,046,180
Henkel AG & Co. KGaA	602,448	43,403,767
Porsche Automobil Holding SE	545,398	28,224,196
ProSiebenSat.1 Media AG	318,339	6,704,061
RWE AG NVS	111,818	3,972,918
Volkswagen AG	505,463	86,527,900

		176,879,022

TOTAL PREFERRED STOCKS
(Cost: $131,716,383)		176,879,022

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

Security	Shares	Value

RIGHTS — 0.02%

SPAIN — 0.02%
Actividades de Construcciones y Servicios SAa,b	498,617	$601,790
Banco Santander SAb	32,851,672	6,028,312

		6,630,102

TOTAL RIGHTS
(Cost: $6,762,807)		6,630,102

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	337,513,089	337,513,089
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	23,104,933	23,104,933
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	4,841,518	4,841,518

		365,459,540

TOTAL SHORT-TERM INVESTMENTS
(Cost: $365,459,540)		365,459,540

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $38,767,594,255)		34,615,935,950
Other Assets, Less Liabilities — (0.55)%		(189,216,477)

NET ASSETS — 100.00%		$34,426,719,473

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
Financial futures contracts purchased as of July 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
187	ASX SPI 200 Index (September 2012)	Sydney Futures	$20,795,729	$718,281
1,733	Euro STOXX 50 (September 2012)	Eurex	49,685,942	4,247,209
622	FTSE 100 Index (September 2012)	NYSE LIFFE London	54,633,212	2,256,081
403	TOPIX Index (September 2012)	Tokyo Stock	37,874,776	1,202,292

			$162,989,659	$8,423,863

As of July 31, 2012, the Fund has pledged, to brokers, cash with a total value of $24,877,869 for initial margin requirements on outstanding futures contracts. See Note 7.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Statement of Assets and Liabilities

iSHARES® MSCI EAFE INDEX FUND

July 31, 2012

ASSETS
Investments, at cost:
Unaffiliated	$38,402,134,715
Affiliated (Note 2)	365,459,540

Total cost of investments	$38,767,594,255

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$34,250,476,410
Affiliated (Note 2)	365,459,540

Total fair value of investments	34,615,935,950
Foreign currencies, at value[b]	39,344,871
Cash held at broker[c]	24,877,869
Receivables:
Dividends and interest	108,634,026
Futures variation margin	8,423,863

Total Assets	34,797,216,579

LIABILITIES
Payables:
Investment securities purchased	35,706
Collateral for securities on loan (Note 5)	360,618,022
Investment advisory fees (Note 2)	9,843,378

Total Liabilities	370,497,106

NET ASSETS	$34,426,719,473

Net assets consist of:
Paid-in capital	$44,194,979,180
Distributions in excess of net investment income	(17,414,082)
Accumulated net realized loss	(5,607,085,375)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(4,143,760,250)

NET ASSETS	$34,426,719,473

Shares outstanding[d]	684,600,000

Net asset value per share	$50.29

[a]	Securities on loan with a value of $343,556,371. See Note 5.
[b]	Cost of foreign currencies: $37,818,004.
[c]	Cost of cash held at broker: $25,812,812.
[d]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® MSCI EAFE INDEX FUND

Year ended July 31, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,307,103,665
Interest — unaffiliated	14,856
Interest — affiliated (Note 2)	8,676
Securities lending income — affiliated (Note 2)	8,416,654

1,315,543,851
Less: Other foreign taxes (Note 1)	(11,610)

Total investment income	1,315,532,241

EXPENSES
Investment advisory fees (Note 2)	123,079,262

Total expenses	123,079,262

Net investment income	1,192,452,979

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,409,987,689)
In-kind redemptions — unaffiliated	1,641,842,830
Futures contracts	(20,889,666)
Foreign currency transactions	(18,330,345)

Net realized gain	192,635,130

Net change in unrealized appreciation/depreciation on:
Investments	(5,495,161,997)
Futures contracts	8,423,863
Translation of assets and liabilities in foreign currencies	(8,316,508)

Net change in unrealized appreciation/depreciation	(5,495,054,642)

Net realized and unrealized loss	(5,302,419,512)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,109,966,533)

[a]	Net of foreign withholding tax of $101,032,071.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® MSCI EAFE INDEX FUND

	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,192,452,979	$1,070,999,236
Net realized gain (loss)	192,635,130	(463,827,174)
Net change in unrealized appreciation/depreciation	(5,495,054,642)	4,956,795,493

Net increase (decrease) in net assets resulting from operations	(4,109,966,533)	5,563,967,555

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,198,580,909)	(1,093,008,823)

Total distributions to shareholders	(1,198,580,909)	(1,093,008,823)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,379,180,121	2,279,474,686
Cost of shares redeemed	(5,601,295,608)	(1,179,051,600)

Net increase in net assets from capital share transactions	777,884,513	1,100,423,086

INCREASE (DECREASE) IN NET ASSETS	(4,530,662,929)	5,571,381,818

NET ASSETS
Beginning of year	38,957,382,402	33,386,000,584

End of year	$34,426,719,473	$38,957,382,402

Distributions in excess of net investment income included in net assets at end of year	$(17,414,082)	$(13,701,024)

SHARES ISSUED AND REDEEMED
Shares sold	129,600,000	39,000,000
Shares redeemed	(106,800,000)	(22,200,000)

Net increase in shares outstanding	22,800,000	16,800,000

See notes to financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI EAFE INDEX FUND

(For a share outstanding throughout each period)

	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008
Net asset value, beginning of year	$58.87	$51.76	$50.11	$66.76	$79.60

Income from investment operations:
Net investment income[a]	1.70	1.66	1.33	1.45	2.32
Net realized and unrealized gain (loss)[b]	(8.56)	7.13	1.67	(16.61)	(11.85)

Total from investment operations	(6.86)	8.79	3.00	(15.16)	(9.53)

Less distributions from:
Net investment income	(1.72)	(1.68)	(1.35)	(1.49)	(3.31)

Total distributions	(1.72)	(1.68)	(1.35)	(1.49)	(3.31)

Net asset value, end of year	$50.29	$58.87	$51.76	$50.11	$66.76

Total return	(11.54)%	17.04%	6.05%	(22.38)%	(12.35)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$34,426,719	$38,957,382	$33,386,001	$32,048,098	$40,697,376
Ratio of expenses to average net assets[c]	0.34%	0.34%	0.35%	0.35%	0.34%
Ratio of net investment income to average net assets	3.32%	2.86%	2.50%	3.19%	3.07%
Portfolio turnover rate[d]	5%	6%	5%	7%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements

iSHARES® MSCI EAFE INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
EAFE	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® MSCI EAFE INDEX FUND

investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® MSCI EAFE INDEX FUND

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of July 31, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$34,066,678,400	$284,044	$4,842	$34,066,967,286
Preferred Stocks	176,879,022	—	—	176,879,022
Rights	—	6,630,102	—	6,630,102
Short-Term Investments	365,459,540	—	—	365,459,540
Futures Contracts[a]	8,423,863	—	—	8,423,863

	$34,617,440,825	$6,914,146	$4,842	$34,624,359,813

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® MSCI EAFE INDEX FUND

in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of July 31, 2012, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended July 31, 2012, BTC earned securities lending agent fees from the Fund of $4,532,044.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® MSCI EAFE INDEX FUND

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statement of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2012, aggregated $1,849,169,665 and $1,945,489,925, respectively.

In-kind purchases and sales (see Note 4) for the year ended July 31, 2012, aggregated $6,308,980,057 and $5,531,540,070, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® MSCI EAFE INDEX FUND

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$1,326,902,103	$2,414,872	$(1,329,316,975)

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

	2012	2011
Ordinary income	$1,198,580,909	$1,093,008,823

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
$59,224,420	$(3,547,150,273)	$(5,597,352,384)	$(682,981,470)	$(9,768,259,707)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® MSCI EAFE INDEX FUND

As of July 31, 2012, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2017	Expiring 2018	Expiring 2019	Total
EAFE	$465,312,009	$150,352	$587,985,426	$1,597,347,728	$896,354,758	$3,547,150,273

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2012, the cost of investments for federal income tax purposes was $40,218,930,308. Net unrealized depreciation was $5,602,994,358, of which $4,306,278,692 represented gross unrealized appreciation on securities and $9,909,273,050 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of July 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statement of Assets and Liabilities as of July 31, 2012:

Assets
Statement of Assets and Liabilities Location
Equity contracts:
Receivable for futures variation margin	$8,423,863

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® MSCI EAFE INDEX FUND

The following table shows the effect of the futures contracts, by risk exposure category, on the Statement of Operations for the year ended July 31, 2012:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(20,889,666)	$8,423,863

For the year ended July 31, 2012, the average quarter-end number of contracts and notional value of open futures contracts for the Fund was 4,305 and $243,158,994, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI EAFE Index Fund (the “Fund”), at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

For the fiscal year ended July 31, 2012, the Fund earned foreign source income of $1,407,639,825 and paid foreign taxes of $101,031,637 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

For corporate shareholders, 0.04% of the income dividends paid by the Fund during the fiscal year ended July 31, 2012 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $1,296,600,938 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012.

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	35

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific period covered for the Fund is disclosed in the table.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	5	0.37%
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	12	0.87
Greater than 2.0% and Less than 2.5%	13	0.94
Greater than 1.5% and Less than 2.0%	27	1.95
Greater than 1.0% and Less than 1.5%	81	5.85
Greater than 0.5% and Less than 1.0%	273	19.72
Between 0.5% and -0.5%	687	49.63
Less than –0.5% and Greater than –1.0%	146	10.55
Less than –1.0% and Greater than –1.5%	78	5.64
Less than –1.5% and Greater than –2.0%	29	2.10
Less than –2.0% and Greater than –2.5%	8	0.58
Less than –2.5% and Greater than –3.0%	7	0.51
Less than –3.0% and Greater than –3.5%	4	0.29
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	2	0.14
Less than –5.0%	2	0.14

	1,384	100.00%

SUPPLEMENTAL INFORMATION	39

Trustee and Officer Information (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).

Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).

Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).
Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	41

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

TRUSTEE AND OFFICER INFORMATION	43

Notes:

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-73-0712

July 31, 2012

2012 Annual Report

iShares Trust

iShares S&P Conservative Allocation Fund  |  AOK  |  NYSE Arca

iShares S&P Moderate Allocation Fund  |  AOM  |  NYSE Arca

iShares S&P Growth Allocation Fund  |  AOR  |  NYSE Arca

iShares S&P Aggressive Allocation Fund  |  AOA  |  NYSE Arca

iShares S&P Target Date Retirement Income Index Fund  |  TGR  |  NYSE Arca

iShares S&P Target Date 2010 Index Fund  |  TZD   |  NYSE Arca

iShares S&P Target Date 2015 Index Fund  |  TZE   |  NYSE Arca

iShares S&P Target Date 2020 Index Fund  |  TZG   |  NYSE Arca

iShares S&P Target Date 2025 Index Fund  |  TZI    |  NYSE Arca

iShares S&P Target Date 2030 Index Fund  |  TZL   |  NYSE Arca

iShares S&P Target Date 2035 Index Fund  |  TZO   |  NYSE Arca

iShares S&P Target Date 2040 Index Fund  |  TZV   |  NYSE Arca

iShares S&P Target Date 2045 Index Fund  |  TZW  |  NYSE Arca

iShares S&P Target Date 2050 Index Fund  |  TZY   |  NYSE Arca

iShares Morningstar Multi-Asset Income Index Fund  |  IYLD  |  BATS Exchange

Management’s Discussions of Fund Performance

iSHARES® TRUST

MARKET PERFORMANCE OVERVIEW

Despite weakening economic growth, U.S. stocks posted high single-digit returns for the reporting period, generally outperforming markets in Europe and Asia. The U.S. economy slowed during the second quarter of 2012 to a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2% in the first quarter of 2012 and 4.1% in the fourth quarter of 2011. Unemployment stayed above 8% for the reporting period, rising from 8.2% June to 8.3% in July 2012.

In a sluggish economic environment, so-called defensive sectors outperformed. For example, the consumer staples sector, which includes food and beverage stocks, along with the health care sector performed best since they are not as dependent on economic growth. Sectors such as energy and materials, which rely on economic growth, lagged the markets.

On the rebound were shares of real estate investment trusts (REITs), which generally posted double-digit returns during the reporting period. Evidence is mounting that the housing market is recovering, as U.S. home prices rose for the fourth straight month through May 2012. The strongest markets were the cities such as Las Vegas and Miami where home prices fell the most during the recession.

One factor driving real estate prices is record low interest rates. The yield on the 10-year Treasury note dropped from 2.80% at the beginning of the reporting period to 1.51% at the end, while the yield on the two-year Treasury note fell from 0.38% to 0.23%. In addition, 15-year and 30-year mortgage rates were around 3% and 4%, respectively, as of July 31, 2012.

As a result of falling interest rates and surging demand from global investors, U.S. government bond prices posted strong returns during the reporting period. Even corporate bonds, including high yield securities, did well despite the slowing economy. Corporations have been taking advantage of ultra-low intermediate- and long-term interest rates by selling nearly $600 billion in bonds to investors over the first seven months of 2012, which is 6.5% more than last year.

Inflation has been modest during the reporting period, with the Consumer Price Index (CPI) unchanged in June of 2012. For the year ended June 30, 2012, CPI increased 1.7%. The CPI is a measure of a basket of goods and services, including housing, utilities, food and transportation. Treasury Inflation Protected Bonds (TIPs) performed well during the period. Investors who had purchased TIPs early in the period were able to lock in higher yields, making those bonds more valuable as inflation expectations eased and GDP fell by the end of the reporting period.

Although U.S. economic growth slowed, the rate of decline was not as steep compared to other parts of the world. In Europe, the end of recession was nowhere in sight. In the 17-nation Eurozone, June 2012 unemployment reached 11.2%, ranging from a high of 24.8% in Spain to a low of 5.4% in Germany. Asia, while not in danger of recession, saw growth diminish. China’s economy posted GDP growth of 7.6% in the second quarter of 2012, down from 9.5% in the second quarter of 2011. In the midst of these economic headwinds, European and Asian markets declined during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance

iSHARES® S&P ALLOCATION SERIES

INVESTMENT OBJECTIVES

The Funds invest substantially all of their assets in other iShares Funds that, in turn, invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target risk profile of each Fund.

The iShares S&P Conservative Allocation Fund (the “Conservative Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Conservative Index (the “Conservative Allocation Index”). The Conservative Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “conservative” target risk allocation strategy as defined by the Index provider. The Conservative Allocation Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. For the 12-month period ended July 31, 2012, the total return for the Conservative Allocation Fund was 4.34%, net of fees, while the total return for the Conservative Allocation Index was 4.39%.

The iShares S&P Moderate Allocation Fund (the “Moderate Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Moderate Index (the “Moderate Allocation Index”). The Moderate Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “moderate” target risk allocation strategy as defined by the Index provider. The Moderate Allocation Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. For the 12-month period ended July 31, 2012, the total return for the Moderate Allocation Fund was 3.40%, net of fees, while the total return for the Moderate Allocation Index was 3.45%.

The iShares S&P Growth Allocation Fund (the “Growth Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Growth Index (the “Growth Allocation Index”). The Growth Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “growth” target risk allocation strategy as defined by the Index provider. The Growth Allocation Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. For the 12-month period ended July 31, 2012, the total return for the Growth Allocation Fund was 3.75%, net of fees, while the total return for the Growth Allocation Index was 3.82%.

The iShares S&P Aggressive Allocation Fund (the “Aggressive Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Aggressive Index (the “Aggressive Allocation Index”). The Aggressive Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent an “aggressive” target risk allocation strategy as defined by the Index provider. The Aggressive Allocation Fund is designed for investors seeking long-term capital appreciation. For the 12-month period ended July 31, 2012, the total return for the Aggressive Allocation Fund was 2.76%, net of fees, while the total return for the Aggressive Allocation Index was 2.78%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the use of representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of July 31, 2012)

Underlying Funds	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Domestic Equity
iShares S&P 500 Index Fund	12.28%	22.36%	34.77%	43.33%
iShares S&P MidCap 400 Index Fund	1.98%	3.99%	8.85%	13.86%
iShares S&P SmallCap 600 Index Fund	1.97%	2.00%	2.94%	3.93%
Total Domestic Equity	16.23%	28.35%	46.56%	61.12%

International Equity
iShares MSCI EAFE Index Fund	7.72%	9.52%	9.69%	17.12%
iShares MSCI Emerging Markets Index Fund	1.64%	2.38%	2.75%	2.76%
Total International Equity	9.36%	11.90%	12.44%	19.88%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	30.24%	25.71%	20.06%	12.99%
iShares Barclays Short Treasury Bond Fund	25.60%	18.72%	9.80%	1.97%
iShares Barclays TIPS Bond Fund	13.56%	11.29%	8.15%	2.04%
iShares iBoxx $ High Yield Corporate Bond Fund	5.01%	4.03%	2.99%	2.00%
Total Domestic Fixed Income	74.41%	59.75%	41.00%	19.00%

Fund Total	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of July 31, 2012, and will vary over time. Holdings are subject to change.

PERFORMANCE AS OF JULY 31, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
iSHARES ALLOCATION FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Conservative	4.34%	4.34%	4.39%	6.88%	6.88%	6.97%	28.26%	28.25%	28.63%
S&P Moderate	3.40%	3.37%	3.45%	7.42%	7.42%	7.53%	30.69%	30.68%	31.17%
S&P Growth	3.75%	3.75%	3.82%	8.97%	8.98%	9.08%	37.91%	37.95%	38.42%
S&P Aggressive	2.76%	2.59%	2.78%	10.90%	10.88%	11.04%	47.23%	47.14%	47.92%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

iShares S&P Conservative Allocation Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Moderate Allocation Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

iShares S&P Growth Allocation Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Aggressive Allocation Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables and charts above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance

iSHARES® S&P TARGET DATE SERIES

INVESTMENT OBJECTIVES

The Funds invest substantially all of their assets in other iShares Funds that, in turn, invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target retirement horizon of each Fund.

The iShares S&P Target Date Retirement Income Index Fund (the “Retirement Income Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Retirement Income Index”). The Retirement Income Index seeks to represent asset allocations which reflect an immediate retirement horizon. For the 12-month period ended July 31, 2012, the total return for the Retirement Income Fund was 4.71%, net of fees, while the total return for the Retirement Income Index was 4.63%.

The iShares S&P Target Date 2010 Index Fund (the “2010 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “2010 Index”). The 2010 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2010. For the 12-month period ended July 31, 2012, the total return for the 2010 Fund was 3.87%, net of fees, while the total return for the 2010 Index was 3.77%.

The iShares S&P Target Date 2015 Index Fund (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “2015 Index”). The 2015 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2015. For the 12-month period ended July 31, 2012, the total return for the 2015 Fund was 3.30%, net of fees, while the total return for the 2015 Index was 3.20%.

The iShares S&P Target Date 2020 Index Fund (the “2020 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “2020 Index”). The 2020 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2020. For the 12-month period ended July 31, 2012, the total return for the 2020 Fund was 2.81%, net of fees, while the total return for the 2020 Index was 2.67%.

The iShares S&P Target Date 2025 Index Fund (the “2025 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “2025 Index”). The 2025 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2025. For the 12-month period ended July 31, 2012, the total return for the 2025 Fund was 2.24%, net of fees, while the total return for the 2025 Index was 2.16%.

The iShares S&P Target Date 2030 Index Fund (the “2030 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “2030 Index”). The 2030 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2030. For the 12-month period ended July 31, 2012, the total return for the 2030 Fund was 1.77%, net of fees, while the total return for the 2030 Index was 1.63%.

The iShares S&P Target Date 2035 Index Fund (the “2035 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “2035 Index”). The 2035 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2035. For the 12-month period ended July 31, 2012, the total return for the 2035 Fund was 1.42%, net of fees, while the total return for the 2035 Index was 1.30%.

The iShares S&P Target Date 2040 Index Fund (the “2040 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “2040 Index”). The 2040 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2040. For the 12-month period ended July 31, 2012, the total return for the 2040 Fund was 1.17%, net of fees, while the total return for the 2040 Index was 1.02%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

The iShares S&P Target Date 2045 Index Fund (the “2045 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2045 Index (the “2045 Index”). The 2045 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2045. For the period from August 16, 2011 (inception date of the Fund) through July 31, 2012, the total return for the 2045 Fund was 9.21%, net of fees, while the total return for the 2045 Index was 9.44%.

The iShares S&P Target Date 2050 Index Fund (the “2050 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2050 Index (the “2050 Index”). The 2050 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2050. For the period from August 16, 2011 (inception date of the Fund) through July 31, 2012, the total return for the 2050 Fund was 9.21%, net of fees, while the total return for the 2050 Index was 9.44%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the use of representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

PERFORMANCE AS OF JULY 31, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Target Date Retirement Income	4.71%	4.54%	4.63%	8.11%	8.08%	8.16%	33.87%	33.71%	34.10%
S&P Target Date 2010	3.87%	3.96%	3.77%	8.70%	8.74%	8.76%	36.62%	36.79%	36.91%
S&P Target Date 2015	3.30%	3.30%	3.20%	9.22%	9.24%	9.28%	39.08%	39.17%	39.37%
S&P Target Date 2020	2.81%	2.96%	2.67%	9.59%	9.66%	9.65%	40.86%	41.19%	41.14%
S&P Target Date 2025	2.24%	2.27%	2.16%	9.81%	9.85%	9.89%	41.90%	42.10%	42.28%
S&P Target Date 2030	1.77%	1.89%	1.63%	9.85%	9.93%	9.93%	42.12%	42.49%	42.49%
S&P Target Date 2035	1.42%	1.48%	1.30%	9.90%	9.95%	9.98%	42.36%	42.61%	42.71%
S&P Target Date 2040	1.17%	1.34%	1.02%	9.92%	10.00%	9.99%	42.42%	42.83%	42.75%
S&P Target Date 2045	N/A	N/A	N/A	N/A	N/A	N/A	9.21%	9.33%	9.44%
S&P Target Date 2050	N/A	N/A	N/A	N/A	N/A	N/A	9.21%	9.25%	9.44%

Total returns for the period since inception are calculated from the inception date of each Fund (8/16/11 for the 2045 Fund and 2050 Fund and 11/4/08 for the other Target Date Funds). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (8/18/11 for the 2045 Fund and 2050 Fund and 11/7/08 for the other Target Date Funds), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of July 31, 2012)

Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
Domestic Equity
iShares S&P 500 Index Fund	17.37%	22.14%	26.40%	29.85%	33.04%	35.97%	37.95%	39.56%	40.82%	41.75%
iShares S&P MidCap 400 Index Fund	4.01%	5.89%	7.55%	8.89%	10.08%	11.14%	11.83%	12.35%	12.70%	12.89%
iShares S&P SmallCap 600 Index Fund	1.37%	2.07%	2.70%	3.23%	3.72%	4.18%	4.52%	4.80%	5.04%	5.24%
Total Domestic Equity	22.75%	30.10%	36.65%	41.97%	46.84%	51.29%	54.30%	56.71%	58.56%	59.88%

International Equity
iShares MSCI EAFE Index Fund	7.74%	10.56%	13.13%	15.31%	17.37%	19.33%	20.80%	22.10%	23.26%	24.26%
iShares MSCI Emerging Markets Index Fund	1.31%	1.87%	2.40%	2.85%	3.29%	3.72%	4.06%	4.38%	4.67%	4.95%
Total International Equity	9.05%	12.43%	15.53%	18.16%	20.66%	23.05%	24.86%	26.48%	27.93%	29.21%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	41.52%	36.21%	31.25%	26.35%	22.08%	18.28%	14.58%	11.30%	8.39%	6.07%
iShares Barclays Short Treasury Bond Fund	14.97%	12.00%	9.44%	7.20%	5.46%	4.14%	3.17%	2.61%	2.45%	2.44%
iShares Barclays TIPS Bond Fund	9.12%	6.75%	4.72%	3.00%	1.66%	—	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond Fund	2.59%	2.51%	2.41%	2.27%	2.13%	1.98%	1.78%	1.57%	1.35%	1.12%
Total Domestic Fixed Income	68.20%	57.47%	47.82%	38.82%	31.33%	24.40%	19.53%	15.48%	12.19%	9.63%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	—	—	—	1.05%	1.17%	1.26%	1.31%	1.33%	1.32%	1.28%
Total Domestic Real Estate	—	—	—	1.05%	1.17%	1.26%	1.31%	1.33%	1.32%	1.28%

Fund Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of July 31, 2012, and will vary over time. Holdings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

iShares S&P Target Date Retirement Income Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Target Date 2010 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

iShares S&P Target Date 2015 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Target Date 2020 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

iShares S&P Target Date 2025 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Target Date 2030 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

iShares S&P Target Date 2035 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Target Date 2040 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

iShares S&P Target Date 2045 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Target Date 2050 Index Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

Performance as of July 31, 2012

Cumulative Total Returns
Inception to 7/31/12
NAV	MARKET	INDEX
6.91%	6.95%	6.98%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/3/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/5/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

For the fiscal period ended 7/31/2012, the Fund did not have six months of performance and therefore line graphs are not presented.

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of July 31, 2012)

Equity
iShares Dow Jones Select Dividend Index Fund	14.94%
iShares Dow Jones International Select Dividend Index Fund	0.28%
iShares S&P Global Infrastructure Index Fund	4.70%
Total Equity	19.92%

Fixed Income
iShares Barclays 10-20 Year Treasury Bond Fund	3.30%
iShares Barclays 20+ Year Treasury Bond Fund	15.13%
iShares iBoxx $ High Yield Corporate Bond Fund	19.82%
iShares iBoxx $ Investment Grade Corporate Bond Fund	6.66%
iShares J.P. Morgan USD Emerging Markets Bond Fund	15.40%
Total Fixed Income	60.31%

Alternative Income
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	5.03%
iShares S&P U.S. Preferred Stock Index Fund	14.74%
Total Alternative Income	19.77%

Fund Total	100.00%

*	Calculated as a percentage of total long-term investments. The allocation presented is as of July 31, 2012, and will vary over time. Holdings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

The iShares Morningstar Multi-Asset Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Index is broadly diversified and seeks to deliver high current income while maintaining long-term capital appreciation. The Index consists of a comprehensive set of iShares exchange-traded funds that collectively target equity, fixed income, and alternative income sources. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 3, 2012 (inception date of the Fund) through July 31, 2012 (the “reporting period”), the total return for the Fund was 6.91%, net of fees, while the total return for the Index was 6.98%.

Despite weakening economic growth, U.S. stocks posted high single-digit returns for the reporting period, generally outperforming markets in Europe and Asia. The U.S. economy slowed during the second quarter of 2012 to a 1.5% growth in gross domestic product (GDP) compared to the same period last year, down from 2% in the first quarter of 2012 and 4.1% in the fourth quarter of 2011. Unemployment stayed above 8% for the reporting period, rising from 8.2% in June to 8.3% in July 2012.

On the rebound were shares of real estate investment trusts (REITs), which generally posted double-digit returns during the reporting period. Evidence is mounting that the housing market is recovering, as U.S. home prices rose for the fourth straight month through May 2012. One factor driving real estate prices is record low interest rates. The yield on the 10-year Treasury note dropped from 2.80% at the beginning of the reporting period to 1.51% at the end, while the yield on the two-year Treasury fell from 0.38% to 0.23%. The 15-year and 30-year mortgage rates were around 3% and 4%, respectively as of July 31, 2012. As a result of falling interest rates and surging demand from global investors, U.S. government bond prices posted strong returns during the reporting period. Even corporate bonds, including high yield securities, did well during the reporting period despite the slowing economy.

Although U.S. economic growth slowed, the rate of decline was not as steep compared to other parts of the world. In Europe, the end of recession was nowhere in sight. In the 17-nation euro zone, the June 2012 unemployment reached 11.2%, ranging from a high of 24.8% in Spain to a low of 5.4% in Germany. Asia, while not in danger of recession, saw growth diminish. China’s economy posted GDP growth of 7.6% in the second quarter of 2012, down from 9.5% in the second quarter of 2011. In the midst of these economic headwinds, European and Asian markets declined during the reporting period. Meanwhile, emerging markets felt the turbulence from the global slowdown. However, stock price performance in emerging markets was generally better than their developed counterparts, as emerging economies continued to benefit from rising incomes and a growing middle class.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 (or commencement of operations, as applicable) to July 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Allocation/Index Fund	Beginning Account Value (2/1/12) [a]	Ending Account Value (7/31/12)	Annualized Expense Ratio [b]	Expenses Paid During Period [b,c]
S&P Conservative
Actual	$1,000.00	$1,019.50	0.11%	$0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Moderate
Actual	1,000.00	1,022.20	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Growth
Actual	1,000.00	1,027.20	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Aggressive
Actual	1,000.00	1,027.60	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55

SHAREHOLDER EXPENSES	21

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Beginning Account Value (2/1/12) [a]	Ending Account Value (7/31/12)	Annualized Expense Ratio [b]	Expenses Paid During Period [b,c]
S&P Target Date Retirement Income
Actual	$1,000.00	$1,025.00	0.11%	$0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2010
Actual	1,000.00	1,023.40	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2015
Actual	1,000.00	1,023.20	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2020
Actual	1,000.00	1,022.90	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2025
Actual	1,000.00	1,022.90	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2030
Actual	1,000.00	1,022.20	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2035
Actual	1,000.00	1,022.00	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2040
Actual	1,000.00	1,022.20	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2045
Actual	1,000.00	1,022.00	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
S&P Target Date 2050
Actual	1,000.00	1,022.20	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.11	0.55
Morningstar Multi-Asset Income
Actual	1,000.00	1,069.10	0.20	0.67
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

[a]	The beginning of the period is April 3, 2012 (commencement of operations) for the iShares Morningstar Multi-Asset Income Index Fund.
[b]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[c]

The actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (119 days for the iShares Morningstar Multi-Asset Income Index Fund and 182 days for all other Funds) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.99%

DOMESTIC EQUITY — 16.23%
iShares S&P 500 Index Fund	77,285	$10,707,837
iShares S&P MidCap 400 Index Fund[a]	18,407	1,730,994
iShares S&P SmallCap 600 Index Fund[a]	23,668	1,720,663

		14,159,494
DOMESTIC FIXED INCOME — 74.41%
iShares Barclays Aggregate Bond Fund	234,306	26,380,512
iShares Barclays Short Treasury Bond Fund	202,616	22,330,309
iShares Barclays TIPS Bond Fund	97,361	11,823,520
iShares iBoxx $ High Yield Corporate Bond Fund[a]	47,648	4,369,322

		64,903,663
INTERNATIONAL EQUITY — 9.35%
iShares MSCI EAFE Index Fund	134,704	6,735,200
iShares MSCI Emerging Markets Index Fund	36,388	1,423,499

		8,158,699

TOTAL INVESTMENT COMPANIES
(Cost: $87,072,704)		87,221,856

SHORT-TERM INVESTMENTS — 9.21%

MONEY MARKET FUNDS — 9.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	7,510,246	7,510,246
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	514,125	514,125
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	10,818	10,818

		8,035,189

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,035,189)		8,035,189

Value

TOTAL INVESTMENTS IN SECURITIES — 109.20%
(Cost: $95,107,893)	$95,257,045
Other Assets, Less Liabilities — (9.20)%	(8,027,878)

NET ASSETS — 100.00%	$87,229,167

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P MODERATE ALLOCATION FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.89%

DOMESTIC EQUITY — 28.32%
iShares S&P 500 Index Fund	246,957	$34,215,893
iShares S&P MidCap 400 Index Fund[a]	65,025	6,114,951
iShares S&P SmallCap 600 Index Fund[a]	42,076	3,058,925

		43,389,769
DOMESTIC FIXED INCOME — 59.68%
iShares Barclays Aggregate Bond Fund	349,508	39,351,106
iShares Barclays Short Treasury Bond Fund[a]	259,922	28,646,003
iShares Barclays TIPS Bond Fund	142,252	17,275,083
iShares iBoxx $ High Yield Corporate Bond Fund[a]	67,293	6,170,768

		91,442,960
INTERNATIONAL EQUITY — 11.89%
iShares MSCI EAFE Index Fund	291,320	14,566,000
iShares MSCI Emerging Markets Index Fund	93,060	3,640,507

		18,206,507

TOTAL INVESTMENT COMPANIES
(Cost: $147,539,591)		153,039,236

SHORT-TERM INVESTMENTS — 10.16%

MONEY MARKET FUNDS — 10.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	14,474,139	14,474,139
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	990,848	990,848
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	105,517	105,517

		15,570,504

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,570,504)		15,570,504

Value

TOTAL INVESTMENTS IN SECURITIES — 110.05%
(Cost: $163,110,095)	$168,609,740
Other Assets, Less Liabilities — (10.05)%	(15,394,187)

NET ASSETS — 100.00%	$153,215,553

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GROWTH ALLOCATION FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.86%

DOMESTIC EQUITY — 46.49%
iShares S&P 500 Index Fund	340,574	$47,186,528
iShares S&P MidCap 400 Index Fund[a]	127,704	12,009,284
iShares S&P SmallCap 600 Index Fund[a]	54,955	3,995,228

		63,191,040
DOMESTIC FIXED INCOME — 40.94%
iShares Barclays Aggregate Bond Fund	241,814	27,225,838
iShares Barclays Short Treasury Bond Fund	120,645	13,296,285
iShares Barclays TIPS Bond Fund	91,148	11,069,013
iShares iBoxx $ High Yield Corporate Bond Fund[a]	44,265	4,059,101

		55,650,237
INTERNATIONAL EQUITY — 12.43%
iShares MSCI EAFE Index Fund	263,098	13,154,900
iShares MSCI Emerging Markets Index Fund	95,414	3,732,596

		16,887,496

TOTAL INVESTMENT COMPANIES
(Cost: $129,533,365)		135,728,773

SHORT-TERM INVESTMENTS —15.29%

MONEY MARKET FUNDS — 15.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	19,272,880	19,272,880
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	1,319,352	1,319,352
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	194,875	194,875

		20,787,107

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,787,107)		20,787,107

Value

TOTAL INVESTMENTS IN SECURITIES — 115.15%
(Cost: $150,320,472)	$156,515,880
Other Assets, Less Liabilities — (15.15)%	(20,599,391)

NET ASSETS — 100.00%	$135,916,489

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.92%

DOMESTIC EQUITY — 61.07%
iShares S&P 500 Index Fund	280,834	$38,909,551
iShares S&P MidCap 400 Index Fund[a]	132,378	12,448,827
iShares S&P SmallCap 600 Index Fund[a]	48,603	3,533,438

		54,891,816

DOMESTIC FIXED INCOME — 18.98%
iShares Barclays Aggregate Bond Fund	103,618	11,666,351
iShares Barclays Short Treasury Bond Fund	16,005	1,763,911
iShares Barclays TIPS Bond Fund	15,115	1,835,565
iShares iBoxx $ High Yield Corporate Bond Fund[a]	19,574	1,794,936

		17,060,763

INTERNATIONAL EQUITY — 19.87%
iShares MSCI EAFE Index Fund	307,613	15,380,650
iShares MSCI Emerging Markets Index Fund	63,288	2,475,827

		17,856,477

TOTAL INVESTMENT COMPANIES
(Cost: $86,425,329)		89,809,056

SHORT-TERM INVESTMENTS — 19.79%

MONEY MARKET FUNDS — 19.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	16,574,128	16,574,128
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	1,134,605	1,134,605
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	73,423	73,423

		17,782,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,782,156)		17,782,156

Value

TOTAL INVESTMENTS IN SECURITIES — 119.71%
(Cost: $104,207,485)	$107,591,212
Other Assets, Less Liabilities — (19.71)%	(17,712,429)

NET ASSETS — 100.00%	$89,878,783

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 22.73%
iShares S&P 500 Index Fund	9,750	$1,350,862
iShares S&P MidCap 400 Index Fund[a]	3,317	311,931
iShares S&P SmallCap 600 Index Fund[a]	1,465	106,506

		1,769,299

DOMESTIC FIXED INCOME — 68.13%
iShares Barclays Aggregate Bond Fund	28,673	3,228,293
iShares Barclays Short Treasury Bond Fund	10,562	1,164,038
iShares Barclays TIPS Bond Fund	5,839	709,088
iShares iBoxx $ High Yield Corporate Bond Fund[a]	2,196	201,373

		5,302,792

INTERNATIONAL EQUITY — 9.05%
iShares MSCI EAFE Index Fund	12,035	601,750
iShares MSCI Emerging Markets Index Fund	2,613	102,221

		703,971

TOTAL INVESTMENT COMPANIES (Cost: $7,552,084)		7,776,062

SHORT-TERM INVESTMENTS — 5.78%

MONEY MARKET FUNDS — 5.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	413,885	413,885
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	28,333	28,333
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	7,136	7,136

		449,354

TOTAL SHORT-TERM INVESTMENTS (Cost: $449,354)		449,354

Value

TOTAL INVESTMENTS IN SECURITIES — 105.69% (Cost: $8,001,438)	$8,225,416
Other Assets, Less Liabilities — (5.69)%	(442,569)

NET ASSETS — 100.00%	$7,782,847

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P TARGET DATE 2010 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.81%

DOMESTIC EQUITY — 30.04%
iShares S&P 500 Index Fund	10,259	$1,421,384
iShares S&P MidCap 400 Index Fund[a]	4,020	378,041
iShares S&P SmallCap 600 Index Fund[a]	1,825	132,678

		1,932,103
DOMESTIC FIXED INCOME — 57.36%
iShares Barclays Aggregate Bond Fund	20,646	2,324,533
iShares Barclays Short Treasury Bond Fund	6,990	770,368
iShares Barclays TIPS Bond Fund	3,568	433,298
iShares iBoxx $ High Yield Corporate Bond Fund[a]	1,759	161,300

		3,689,499
INTERNATIONAL EQUITY — 12.41%
iShares MSCI EAFE Index Fund	13,554	677,700
iShares MSCI Emerging Markets Index Fund	3,076	120,333

		798,033

TOTAL INVESTMENT COMPANIES
(Cost: $6,369,911)		6,419,635

SHORT-TERM INVESTMENTS — 6.16%

MONEY MARKET FUNDS — 6.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	359,409	359,409
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	24,604	24,604
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	12,197	12,197

		396,210

TOTAL SHORT-TERM INVESTMENTS
(Cost: $396,210)		396,210

Value

TOTAL INVESTMENTS IN SECURITIES — 105.97%
(Cost: $6,766,121)	$6,815,845
Other Assets, Less Liabilities — (5.97)%	(384,221)

NET ASSETS — 100.00%	$6,431,624

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2015 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.86%

DOMESTIC EQUITY — 36.60%
iShares S&P 500 Index Fund	22,072	$3,058,076
iShares S&P MidCap 400 Index Fund[a]	9,294	874,008
iShares S&P SmallCap 600 Index Fund[a]	4,298	312,465

		4,244,549

DOMESTIC FIXED INCOME — 47.75%
iShares Barclays Aggregate Bond Fund	32,142	3,618,868
iShares Barclays Short Treasury Bond Fund	9,918	1,093,063
iShares Barclays TIPS Bond Fund	4,503	546,844
iShares iBoxx $ High Yield Corporate Bond Fund[a]	3,050	279,685

		5,538,460

INTERNATIONAL EQUITY — 15.51%
iShares MSCI EAFE Index Fund	30,425	1,521,250
iShares MSCI Emerging Markets Index Fund	7,094	277,517

		1,798,767

TOTAL INVESTMENT COMPANIES (Cost: $11,485,447)		11,581,776

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	17,595	17,595
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	1,205	1,205
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	17,416	17,416

		36,216

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,216)		36,216

Value

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $11,521,663)	$11,617,992
Other Assets, Less Liabilities — (0.17)%	(19,547)

NET ASSETS — 100.00%	$11,598,445

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® S&P TARGET DATE 2020 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.87%

DOMESTIC EQUITY — 41.91%
iShares S&P 500 Index Fund	47,034	$6,516,561
iShares S&P MidCap 400 Index Fund	20,639	1,940,891
iShares S&P SmallCap 600 Index Fund[a]	9,698	705,045

		9,162,497

DOMESTIC FIXED INCOME — 38.77%
iShares Barclays Aggregate Bond Fund	51,086	5,751,773
iShares Barclays Short Treasury Bond Fund	14,269	1,572,586
iShares Barclays TIPS Bond Fund	5,396	655,290
iShares iBoxx $ High Yield Corporate Bond Fund[a]	5,407	495,822

		8,475,471

DOMESTIC REAL ESTATE — 1.05%
iShares Cohen & Steers Realty Majors Index Fund	2,844	228,629

		228,629

INTERNATIONAL EQUITY — 18.14%
iShares MSCI EAFE Index Fund	66,861	3,343,050
iShares MSCI Emerging Markets Index Fund	15,907	622,282

		3,965,332

TOTAL INVESTMENT COMPANIES
(Cost: $21,336,393)		21,831,929

SHORT-TERM INVESTMENTS — 5.56%

MONEY MARKET FUNDS — 5.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	1,110,531	1,110,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	76,023	76,023

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	30,054	$30,054

		1,216,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,216,608)		1,216,608

TOTAL INVESTMENTS IN SECURITIES — 105.43%
(Cost: $22,553,001)		23,048,537
Other Assets, Less Liabilities — (5.43)%		(1,187,637)

NET ASSETS — 100.00%		$21,860,900

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2025 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 46.78%
iShares S&P 500 Index Fund	44,435	$6,156,469
iShares S&P MidCap 400 Index Fund[a]	19,985	1,879,390
iShares S&P SmallCap 600 Index Fund[a]	9,540	693,558

		8,729,417
DOMESTIC FIXED INCOME — 31.29%
iShares Barclays Aggregate Bond Fund	36,548	4,114,939
iShares Barclays Short Treasury Bond Fund	9,231	1,017,349
iShares Barclays TIPS Bond Fund	2,553	310,036
iShares iBoxx $ High Yield Corporate Bond Fund[a]	4,327	396,786

		5,839,110
DOMESTIC REAL ESTATE — 1.17%
iShares Cohen & Steers Realty Majors Index Fund	2,705	217,455

		217,455
INTERNATIONAL EQUITY — 20.64%
iShares MSCI EAFE Index Fund	64,753	3,237,650
iShares MSCI Emerging Markets Index Fund	15,668	612,932

		3,850,582

TOTAL INVESTMENT COMPANIES
(Cost: $18,594,691)		18,636,564

SHORT-TERM INVESTMENTS — 15.15%

MONEY MARKET FUNDS — 15.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	2,623,761	2,623,761
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	179,613	179,613
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	22,961	22,961

		2,826,335

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,826,335)		2,826,335

Value

TOTAL INVESTMENTS IN SECURITIES — 115.03%
(Cost: $21,421,026)	$21,462,899
Other Assets, Less Liabilities — (15.03)%	(2,804,099)

NET ASSETS — 100.00%	$18,658,800

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® S&P TARGET DATE 2030 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 51.24%
iShares S&P 500 Index Fund	39,761	$5,508,886
iShares S&P MidCap 400 Index Fund	18,139	1,705,792
iShares S&P SmallCap 600 Index Fund[a]	8,800	639,760

		7,854,438
DOMESTIC FIXED INCOME — 24.38%
iShares Barclays Aggregate Bond Fund	24,867	2,799,776
iShares Barclays Short Treasury Bond Fund	5,757	634,479
iShares iBoxx $ High Yield Corporate Bond Fund[a]	3,306	303,160

		3,737,415
DOMESTIC REAL ESTATE — 1.26%
iShares Cohen & Steers Realty Majors Index Fund	2,404	193,258

		193,258
INTERNATIONAL EQUITY — 23.02%
iShares MSCI EAFE Index Fund	59,204	2,960,200
iShares MSCI Emerging Markets Index Fund	14,547	569,078

		3,529,278

TOTAL INVESTMENT COMPANIES
(Cost: $14,939,859)		15,314,389

SHORT-TERM INVESTMENTS — 5.91%

MONEY MARKET FUNDS — 5.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	832,031	832,031
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	56,958	56,958
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	16,751	16,751

		905,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $905,740)		905,740

Value

TOTAL INVESTMENTS IN SECURITIES — 105.81%
(Cost: $15,845,599)	$16,220,129
Other Assets, Less Liabilities — (5.81)%	(889,734)

NET ASSETS — 100.00%	$15,330,395

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2035 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 54.25%
iShares S&P 500 Index Fund	27,932	$3,869,979
iShares S&P MidCap 400 Index Fund[a]	12,832	1,206,721
iShares S&P SmallCap 600 Index Fund[a]	6,334	460,482

		5,537,182

DOMESTIC FIXED INCOME — 19.51%
iShares Barclays Aggregate Bond Fund	13,207	1,486,976
iShares Barclays Short Treasury Bond Fund	2,931	323,025
iShares iBoxx $ High Yield Corporate Bond Fund[a]	1,984	181,933

		1,991,934

DOMESTIC REAL ESTATE — 1.31%
iShares Cohen & Steers Realty Majors Index Fund	1,660	133,447

		133,447

INTERNATIONAL EQUITY — 24.84%
iShares MSCI EAFE Index Fund	42,426	2,121,300
iShares MSCI Emerging Markets Index Fund	10,579	413,851

		2,535,151

TOTAL INVESTMENT COMPANIES
(Cost: $10,083,464)		10,197,714

SHORT-TERM INVESTMENTS — 18.69%

MONEY MARKET FUNDS — 18.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	1,776,515	1,776,515
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	121,614	121,614

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	10,144	$10,144

		1,908,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,908,273)		1,908,273

TOTAL INVESTMENTS IN SECURITIES —118.60%
(Cost: $11,991,737)		12,105,987
Other Assets, Less Liabilities — (18.60)%		(1,898,694)

NET ASSETS — 100.00%		$10,207,293

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® S&P TARGET DATE 2040 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 56.66%
iShares S&P 500 Index Fund	53,716	$7,442,352
iShares S&P MidCap 400 Index Fund[a]	24,711	2,323,822
iShares S&P SmallCap 600 Index Fund[a]	12,432	903,806

		10,669,980

DOMESTIC FIXED INCOME — 15.47%
iShares Barclays Aggregate Bond Fund	18,881	2,125,812
iShares Barclays Short Treasury Bond Fund	4,451	490,545
iShares iBoxx $ High Yield Corporate Bond Fund[a]	3,234	296,558

		2,912,915

DOMESTIC REAL ESTATE — 1.32%
iShares Cohen & Steers Realty Majors Index Fund	3,104	249,531

		249,531

INTERNATIONAL EQUITY — 26.46%
iShares MSCI EAFE Index Fund	83,172	4,158,600
iShares MSCI Emerging Markets Index Fund	21,042	823,163

		4,981,763

TOTAL INVESTMENT COMPANIES
(Cost: $18,298,947)		18,814,189

SHORT-TERM INVESTMENTS — 18.14%

MONEY MARKET FUNDS — 18.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	3,180,799	3,180,799
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	217,746	217,746
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	17,587	17,587

		3,416,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,416,132)		3,416,132

Value

TOTAL INVESTMENTS IN SECURITIES — 118.05%
(Cost: $21,715,079)	$22,230,321
Other Assets, Less Liabilities — (18.05)%	(3,399,466)

NET ASSETS — 100.00%	$18,830,855

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2045 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 58.53%
iShares S&P 500 Index Fund	11,671	$1,617,017
iShares S&P MidCap 400 Index Fund[a]	5,350	503,114
iShares S&P SmallCap 600 Index Fund[a]	2,750	199,925

		2,320,056

DOMESTIC FIXED INCOME — 12.19%
iShares Barclays Aggregate Bond Fund	2,953	332,478
iShares Barclays Short Treasury Bond Fund	879	96,875
iShares iBoxx $ High Yield Corporate Bond Fund[a]	585	53,644

		482,997

DOMESTIC REAL ESTATE — 1.32%
iShares Cohen & Steers Realty Majors Index Fund	649	52,173

		52,173

INTERNATIONAL EQUITY — 27.91%
iShares MSCI EAFE Index Fund	18,423	921,150
iShares MSCI Emerging Markets Index Fund	4,730	185,038

		1,106,188

TOTAL INVESTMENT COMPANIES
(Cost: $3,854,453)		3,961,414

SHORT-TERM INVESTMENTS — 17.97%

MONEY MARKET FUNDS — 17.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	664,457	664,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	45,486	45,486
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	2,427	2,427

		712,370

TOTAL SHORT-TERM INVESTMENTS
(Cost: $712,370)		712,370

Value

TOTAL INVESTMENTS IN SECURITIES — 117.92%
(Cost: $4,566,823)	$4,673,784
Other Assets, Less Liabilities — (17.92)%	(710,329)

NET ASSETS — 100.00%	$3,963,455

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES®  S&P TARGET DATE 2050 INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 59.87%
iShares S&P 500 Index Fund	11,942	$1,654,564
iShares S&P MidCap 400 Index Fund[a]	5,431	510,731
iShares S&P SmallCap 600 Index Fund[a]	2,859	207,850

		2,373,145
DOMESTIC FIXED INCOME — 9.62%
iShares Barclays Aggregate Bond Fund	2,135	240,380
iShares Barclays Short Treasury Bond Fund	879	96,874
iShares iBoxx $ High Yield Corporate Bond Fund[a]	482	44,199

		381,453
DOMESTIC REAL ESTATE — 1.28%
iShares Cohen & Steers Realty Majors Index Fund	631	50,726

		50,726
INTERNATIONAL EQUITY — 29.20%
iShares MSCI EAFE Index Fund	19,229	961,450
iShares MSCI Emerging Markets Index Fund	5,014	196,148

		1,157,598

TOTAL INVESTMENT COMPANIES
(Cost: $3,875,301)		3,962,922

SHORT-TERM INVESTMENTS — 19.09%

MONEY MARKET FUNDS — 19.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	706,894	706,894
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	48,392	48,392
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	1,538	1,538

		756,824

TOTAL SHORT-TERM INVESTMENTS
(Cost: $756,824)		756,824

Value

TOTAL INVESTMENTS IN SECURITIES — 119.06%
(Cost: $4,632,125)	$4,719,746
Other Assets, Less Liabilities — (19.06)%	(755,728)

NET ASSETS — 100.00%	$3,964,018

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

July 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 29.66%
iShares Dow Jones Select Dividend Index Fund	127,144	$7,294,251
iShares S&P U.S. Preferred Stock Index Fund	182,563	7,194,808

		14,489,059

DOMESTIC FIXED INCOME — 44.88%
iShares Barclays 10-20 Year Treasury Bond Fund	11,549	1,609,006
iShares Barclays 20+ Year Treasury Bond Fund[a]	56,951	7,386,545
iShares iBoxx $ High Yield Corporate Bond Fund[a]	105,540	9,678,018
iShares iBoxx $ Investment Grade Corporate Bond Fund	26,799	3,250,183

		21,923,752

DOMESTIC REAL ESTATE — 5.03%
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	166,471	2,455,447

		2,455,447

INTERNATIONAL EQUITY — 4.98%
iShares Dow Jones International Select Dividend Index Fund	4,554	138,988
iShares S&P Global Infrastructure Index Fund[a]	66,907	2,292,903

		2,431,891

INTERNATIONAL FIXED INCOME — 15.39%
iShares J.P. Morgan USD Emerging Markets Bond Fund[a]	63,399	7,515,952

		7,515,952

TOTAL INVESTMENT COMPANIES
(Cost: $47,528,752)		48,816,101

SHORT-TERM INVESTMENTS — 42.34%

MONEY MARKET FUNDS — 42.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c]	19,332,734	19,332,734

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c]	1,323,449	$1,323,449
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b]	24,208	24,208

		20,680,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,680,391)		20,680,391

TOTAL INVESTMENTS IN SECURITIES — 142.28%
(Cost: $68,209,143)		69,496,492
Other Assets, Less Liabilities — (42.28)%		(20,652,376)

NET ASSETS — 100.00%		$48,844,116

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2012

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund	iShares S&P Growth Allocation Fund

ASSETS
Investments, at cost:	$95,107,893	$163,110,095	$150,320,472

Investments in securities, at fair value (including securities on loana) (Note 1):	$95,257,045	$168,609,740	$156,515,880
Receivables:
Securities lending income (Note 5)	4,741	6,859	5,317
Capital shares sold	—	77,824	—

Total Assets	95,261,786	168,694,423	156,521,197

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	8,024,371	15,464,987	20,592,232
Investment advisory fees (Note 2)	8,248	13,883	12,476

Total Liabilities	8,032,619	15,478,870	20,604,708

NET ASSETS	$87,229,167	$153,215,553	$135,916,489

Net assets consist of:
Paid-in capital	$87,159,372	$147,890,667	$130,219,767
Undistributed net investment income	—	149,076	97,857
Accumulated net realized loss	(79,357)	(323,835)	(596,543)
Net unrealized appreciation	149,152	5,499,645	6,195,408

NET ASSETS	$87,229,167	$153,215,553	$135,916,489

Shares outstanding[b]	2,900,000	4,950,000	4,150,000

Net asset value per share	$30.08	$30.95	$32.75

[a]	Securities on loan with values of $7,820,979, $15,072,106 and $20,063,613, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares S&P Aggressive Allocation Fund	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund

ASSETS
Investments, at cost:	$104,207,485	$8,001,438	$6,766,121

Investments in securities, at fair value (including securities on loana) (Note 1):	$107,591,212	$8,225,416	$6,815,845
Receivables:
Investment securities sold	—	31,834	26,272
Securities lending income (Note 5)	4,480	53	32

Total Assets	107,595,692	8,257,303	6,842,149

LIABILITIES
Payables:
Investment securities purchased	—	31,517	26,041
Collateral for securities on loan (Note 5)	17,708,733	442,218	384,013
Investment advisory fees (Note 2)	8,176	721	471

Total Liabilities	17,716,909	474,456	410,525

NET ASSETS	$89,878,783	$7,782,847	$6,431,624

Net assets consist of:
Paid-in capital	$86,708,739	$7,632,562	$6,445,506
Undistributed net investment income	33,428	—	—
Accumulated net realized loss	(247,111)	(73,693)	(63,606)
Net unrealized appreciation	3,383,727	223,978	49,724

NET ASSETS	$89,878,783	$7,782,847	$6,431,624

Shares outstanding[b]	2,550,000	250,000	200,000

Net asset value per share	$35.25	$31.13	$32.16

[a]	Securities on loan with values of $17,252,224, $430,945 and $374,149, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund

ASSETS
Investments, at cost:	$11,521,663	$22,553,001	$21,421,026

Investments in securities, at fair value (including securities on loana) (Note 1):	$11,617,992	$23,048,537	$21,462,899
Receivables:
Investment securities sold	46,792	92,073	79,410
Securities lending income (Note 5)	6	489	800

Total Assets	11,664,790	23,141,099	21,543,109

LIABILITIES
Payables:
Investment securities purchased	46,472	91,622	79,210
Collateral for securities on loan (Note 5)	18,800	1,186,554	2,803,374
Investment advisory fees (Note 2)	1,073	2,023	1,725

Total Liabilities	66,345	1,280,199	2,884,309

NET ASSETS	$11,598,445	$21,860,900	$18,658,800

Net assets consist of:
Paid-in capital	$11,656,698	$21,666,688	$18,848,940
Undistributed net investment income	9,105	14,443	10,206
Accumulated net realized loss	(163,687)	(315,767)	(242,219)
Net unrealized appreciation	96,329	495,536	41,873

NET ASSETS	$11,598,445	$21,860,900	$18,658,800

Shares outstanding[b]	350,000	650,000	550,000

Net asset value per share	$33.14	$33.63	$33.93

[a]	Securities on loan with values of $18,340, $1,155,514 and $2,730,951, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund

ASSETS
Investments, at cost:	$15,845,599	$11,991,737	$21,715,079

Investments in securities, at fair value (including securities on loana) (Note 1):	$16,220,129	$12,105,987	$22,230,321
Receivables:
Investment securities sold	65,968	44,091	81,192
Securities lending income (Note 5)	292	168	925

Total Assets	16,286,389	12,150,246	22,312,438

LIABILITIES
Payables:
Investment securities purchased	65,588	43,881	81,297
Collateral for securities on loan (Note 5)	888,989	1,898,129	3,398,545
Investment advisory fees (Note 2)	1,417	943	1,741

Total Liabilities	955,994	1,942,953	3,481,583

NET ASSETS	$15,330,395	$10,207,293	$18,830,855

Net assets consist of:
Paid-in capital	$15,213,314	$10,269,861	$18,581,298
Undistributed net investment income	5,935	3,029	4,964
Accumulated net realized loss	(263,384)	(179,847)	(270,649)
Net unrealized appreciation	374,530	114,250	515,242

NET ASSETS	$15,330,395	$10,207,293	$18,830,855

Shares outstanding[b]	450,000	300,000	550,000

Net asset value per share	$34.07	$34.02	$34.24

[a]	Securities on loan with values of $865,526, $1,849,018 and $3,310,478, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares S&P Target Date 2045 Index Fund	iShares S&P Target Date 2050 Index Fund	iShares Morningstar Multi-Asset Income Index Fund

ASSETS
Investments, at cost:	$4,566,823	$4,632,125	$68,209,143

Investments in securities, at fair value (including securities on loana) (Note 1):	$4,673,784	$4,719,746	$69,496,492
Receivables:
Investment securities sold	17,145	17,329	—
Securities lending income (Note 5)	76	76	6,831
Capital shares sold	—	—	2,864

Total Assets	4,691,005	4,737,151	69,506,187

LIABILITIES
Payables:
Investment securities purchased	17,238	17,478	—
Collateral for securities on loan (Note 5)	709,943	755,286	20,656,183
Investment advisory fees (Note 2)	369	369	5,888

Total Liabilities	727,550	773,133	20,662,071

NET ASSETS	$3,963,455	$3,964,018	$48,844,116

Net assets consist of:
Paid-in capital	$3,871,963	$3,891,297	$47,530,167
Undistributed net investment income	592	364	1,567
Undistributed net realized gain (accumulated net realized loss)	(16,061)	(15,264)	25,033
Net unrealized appreciation	106,961	87,621	1,287,349

NET ASSETS	$3,963,455	$3,964,018	$48,844,116

Shares outstanding[b]	150,000	150,000	1,850,000

Net asset value per share	$26.42	$26.43	$26.40

[a]	Securities on loan with values of $691,504, $735,637 and $20,203,292, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2012

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund	iShares S&P Growth Allocation Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$1,877,548	$2,762,504	$2,680,841
Interest	66	67	84
Securities lending income	57,170	78,001	74,136

Total investment income	1,934,784	2,840,572	2,755,061

EXPENSES
Investment advisory fees (Note 2)	222,081	318,067	301,444

Total expenses	222,081	318,067	301,444
Less investment advisory fees waived (Note 2)	(124,365)	(178,118)	(168,809)

Net expenses	97,716	139,949	132,635

Net investment income	1,837,068	2,700,623	2,622,426

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(36,215)	(192,065)	(322,856)
In-kind redemptions	3,702,279	2,601,046	6,252,161
Realized gain distributions from Underlying Funds	15,040	20,439	16,167

Net realized gain	3,681,104	2,429,420	5,945,472

Net change in unrealized appreciation/depreciation	(2,137,518)	242,814	(3,108,093)

Net realized and unrealized gain	1,543,586	2,672,234	2,837,379

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,380,654	$5,372,857	$5,459,805

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

	iShares S&P Aggressive Allocation Fund	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$1,916,971	$191,522	$148,659
Interest	51	5	4
Securities lending income	58,121	2,571	1,520

Total investment income	1,975,143	194,098	150,183

EXPENSES
Investment advisory fees (Note 2)	210,109	20,166	15,075

Total expenses	210,109	20,166	15,075
Less investment advisory fees waived (Note 2)	(117,661)	(11,293)	(8,442)

Net expenses	92,448	8,873	6,633

Net investment income	1,882,695	185,225	143,550

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(199,938)	(68,502)	(69,041)
In-kind redemptions	6,256,978	63,093	112,345
Realized gain distributions from Underlying Funds	3,552	2,869	1,667

Net realized gain (loss)	6,060,592	(2,540)	44,971

Net change in unrealized appreciation/depreciation	(5,035,480)	185,076	40,128

Net realized and unrealized gain	1,025,112	182,536	85,099

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,907,807	$367,761	$228,649

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$264,504	$480,783	$557,894
Interest	7	12	13
Securities lending income	2,398	6,782	10,487

Total investment income	266,909	487,577	568,394

EXPENSES
Investment advisory fees (Note 2)	27,005	48,785	57,620

Total expenses	27,005	48,785	57,620
Less investment advisory fees waived (Note 2)	(15,123)	(27,320)	(32,267)

Net expenses	11,882	21,465	25,353

Net investment income	255,027	466,112	543,041

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(142,601)	(306,850)	(356,646)
In-kind redemptions	320,272	459,603	1,302,918
Realized gain distributions from Underlying Funds	2,139	3,278	4,032

Net realized gain	179,810	156,031	950,304

Net change in unrealized appreciation/depreciation	(90,384)	(31,933)	(420,420)

Net realized and unrealized gain	89,426	124,098	529,884

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$344,453	$590,210	$1,072,925

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$341,878	$215,511	$398,245
Interest	8	5	8
Securities lending income	3,920	3,755	8,172

Total investment income	345,806	219,271	406,425

EXPENSES
Investment advisory fees (Note 2)	34,555	21,804	40,965

Total expenses	34,555	21,804	40,965
Less investment advisory fees waived (Note 2)	(19,351)	(12,210)	(22,940)

Net expenses	15,204	9,594	18,025

Net investment income	330,602	209,677	388,400

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(212,554)	(161,756)	(263,698)
In-kind redemptions	252,024	—	—
Realized gain distributions from Underlying Funds	1,431	730	880

Net realized gain (loss)	40,901	(161,026)	(262,818)

Net change in unrealized appreciation/depreciation	(141,749)	147,079	103,991

Net realized and unrealized loss	(100,848)	(13,947)	(158,827)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$229,754	$195,730	$229,573

See notes to financial statements.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended July 31, 2012

	iShares S&P Target Date 2045 Index Fund[a]	iShares S&P Target Date 2050 Index Fund[a]	iShares Morningstar Multi-Asset Income Index Fund[b]

NET INVESTMENT INCOME
Dividends from Underlying Funds	$90,330	$98,144	$295,487
Interest	2	1	5
Securities lending income	1,055	1,044	9,827

Total investment income	91,387	99,189	305,319

EXPENSES
Investment advisory fees (Note 2)	9,025	9,554	17,284

Total expenses	9,025	9,554	17,284
Less investment advisory fees waived (Note 2)	(5,054)	(5,350)	(3,444)

Net expenses	3,971	4,204	13,840

Net investment income	87,416	94,985	291,479

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(18,366)	(16,191)	25,033
In-kind redemptions	121,507	241,476	—
Realized gain distributions from Underlying Funds	155	97	—

Net realized gain	103,296	225,382	25,033

Net change in unrealized appreciation/depreciation	106,961	87,621	1,287,349

Net realized and unrealized gain	210,257	313,003	1,312,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$297,673	$407,988	$1,603,861

[a]	For the period from August 16, 2011 (commencement of operations) to July 31, 2012.
[b]	For the period from April 3, 2012 (commencement of operations) to July 31, 2012.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Conservative Allocation Fund		iShares S&P Moderate Allocation Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,837,068	$1,116,568	$2,700,623	$1,843,107
Net realized gain	3,681,104	1,673,129	2,429,420	2,147,067
Net change in unrealized appreciation/depreciation	(2,137,518)	846,949	242,814	2,875,810

Net increase in net assets resulting from operations	3,380,654	3,636,646	5,372,857	6,865,984

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,839,486)	(1,122,314)	(2,709,534)	(1,729,635)

Total distributions to shareholders	(1,839,486)	(1,122,314)	(2,709,534)	(1,729,635)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	104,126,972	29,061,948	71,027,395	45,045,769
Cost of shares redeemed	(80,261,265)	(10,163,188)	(18,333,827)	(10,586,637)

Net increase in net assets from capital share transactions	23,865,707	18,898,760	52,693,568	34,459,132

INCREASE IN NET ASSETS	25,406,875	21,413,092	55,356,891	39,595,481

NET ASSETS
Beginning of year	61,822,292	40,409,200	97,858,662	58,263,181

End of year	$87,229,167	$61,822,292	$153,215,553	$97,858,662

Undistributed net investment income included in net assets at end of year	$—	$—	$149,076	$157,987

SHARES ISSUED AND REDEEMED
Shares sold	3,500,000	1,000,000	2,350,000	1,500,000
Shares redeemed	(2,700,000)	(350,000)	(600,000)	(350,000)

Net increase in shares outstanding	800,000	650,000	1,750,000	1,150,000

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Growth Allocation Fund		iShares S&P Aggressive Allocation Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,622,426	$2,024,970	$1,882,695	$1,284,979
Net realized gain	5,945,472	1,981,038	6,060,592	3,130,743
Net change in unrealized appreciation/depreciation	(3,108,093)	5,422,045	(5,035,480)	4,424,097

Net increase in net assets resulting from operations	5,459,805	9,428,053	2,907,807	8,839,819

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,659,204)	(1,929,204)	(1,888,525)	(1,249,358)

Total distributions to shareholders	(2,659,204)	(1,929,204)	(1,888,525)	(1,249,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,616,895	47,579,520	32,504,549	41,674,079
Cost of shares redeemed	(30,630,498)	(7,978,924)	(26,113,022)	(10,457,221)

Net increase in net assets from capital share transactions	24,986,397	39,600,596	6,391,527	31,216,858

INCREASE IN NET ASSETS	27,786,998	47,099,445	7,410,809	38,807,319

NET ASSETS
Beginning of year	108,129,491	61,030,046	82,467,974	43,660,655

End of year	$135,916,489	$108,129,491	$89,878,783	$82,467,974

Undistributed net investment income included in net assets at end of year	$97,857	$134,635	$33,428	$39,258

SHARES ISSUED AND REDEEMED
Shares sold	1,750,000	1,500,000	950,000	1,200,000
Shares redeemed	(950,000)	(250,000)	(750,000)	(300,000)

Net increase in shares outstanding	800,000	1,250,000	200,000	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date Retirement Income Index Fund		iShares S&P Target Date 2010 Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$185,225	$170,698	$143,550	$130,864
Net realized gain (loss)	(2,540)	415,676	44,971	388,724
Net change in unrealized appreciation/depreciation	185,076	28,737	40,128	37,095

Net increase in net assets resulting from operations	367,761	615,111	228,649	556,683

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(185,916)	(172,485)	(144,003)	(173,667)

Total distributions to shareholders	(185,916)	(172,485)	(144,003)	(173,667)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,482,424	8,996,149	7,686,486	14,080,491
Cost of shares redeemed	(2,999,857)	(7,457,933)	(12,424,553)	(6,318,529)

Net increase (decrease) in net assets from capital share transactions	(1,517,433)	1,538,216	(4,738,067)	7,761,962

INCREASE (DECREASE) IN NET ASSETS	(1,335,588)	1,980,842	(4,653,421)	8,144,978

NET ASSETS
Beginning of year	9,118,435	7,137,593	11,085,045	2,940,067

End of year	$7,782,847	$9,118,435	$6,431,624	$11,085,045

SHARES ISSUED AND REDEEMED
Shares sold	50,000	300,000	250,000	450,000
Shares redeemed	(100,000)	(250,000)	(400,000)	(200,000)

Net increase (decrease) in shares outstanding	(50,000)	50,000	(150,000)	250,000

See notes to financial statements.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2015 Index Fund		iShares S&P Target Date 2020 Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$255,027	$256,056	$466,112	$343,893
Net realized gain	179,810	509,587	156,031	741,018
Net change in unrealized appreciation/depreciation	(90,384)	258,486	(31,933)	498,919

Net increase in net assets resulting from operations	344,453	1,024,129	590,210	1,583,830

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(262,628)	(301,849)	(469,757)	(410,856)

Total distributions to shareholders	(262,628)	(301,849)	(469,757)	(410,856)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,982,067	13,062,976	8,158,931	13,390,593
Cost of shares redeemed	(11,257,113)	(4,975,590)	(6,519,601)	(5,040,243)

Net increase (decrease) in net assets from capital share transactions	(3,275,046)	8,087,386	1,639,330	8,350,350

INCREASE (DECREASE) IN NET ASSETS	(3,193,221)	8,809,666	1,759,783	9,523,324

NET ASSETS
Beginning of year	14,791,666	5,982,000	20,101,117	10,577,793

End of year	$11,598,445	$14,791,666	$21,860,900	$20,101,117

Undistributed net investment income included in net assets at end of year	$9,105	$16,706	$14,443	$18,088

SHARES ISSUED AND REDEEMED
Shares sold	250,000	400,000	250,000	400,000
Shares redeemed	(350,000)	(150,000)	(200,000)	(150,000)

Net increase (decrease) in shares outstanding	(100,000)	250,000	50,000	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2025 Index Fund		iShares S&P Target Date 2030 Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$543,041	$301,365	$330,602	$262,788
Net realized gain	950,304	908,671	40,901	666,225
Net change in unrealized appreciation/depreciation	(420,420)	336,978	(141,749)	629,696

Net increase in net assets resulting from operations	1,072,925	1,547,014	229,754	1,558,709

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(545,963)	(366,304)	(330,722)	(332,934)

Total distributions to shareholders	(545,963)	(366,304)	(330,722)	(332,934)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,822,352	15,109,594	5,009,380	6,929,694
Cost of shares redeemed	(25,397,589)	(5,142,123)	(3,291,731)	(3,528,160)

Net increase (decrease) in net assets from capital share transactions	(575,237)	9,967,471	1,717,649	3,401,534

INCREASE (DECREASE) IN NET ASSETS	(48,275)	11,148,181	1,616,681	4,627,309

NET ASSETS
Beginning of year	18,707,075	7,558,894	13,713,714	9,086,405

End of year	$18,658,800	$18,707,075	$15,330,395	$13,713,714

Undistributed net investment income included in net assets at end of year	$10,206	$13,128	$5,935	$6,055

SHARES ISSUED AND REDEEMED
Shares sold	750,000	450,000	150,000	200,000
Shares redeemed	(750,000)	(150,000)	(100,000)	(100,000)

Net increase in shares outstanding	—	300,000	50,000	100,000

See notes to financial statements.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2035 Index Fund		iShares S&P Target Date 2040 Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$209,677	$126,331	$388,400	$263,222
Net realized gain (loss)	(161,026)	556,841	(262,818)	1,185,171
Net change in unrealized appreciation/depreciation	147,079	105,506	103,991	350,269

Net increase in net assets resulting from operations	195,730	788,678	229,573	1,798,662

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(209,064)	(169,662)	(387,474)	(350,873)

Total distributions to shareholders	(209,064)	(169,662)	(387,474)	(350,873)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,350,766	8,454,168	3,392,757	10,441,049
Cost of shares redeemed	—	(5,221,096)	—	(6,909,916)

Net increase in net assets from capital share transactions	3,350,766	3,233,072	3,392,757	3,531,133

INCREASE IN NET ASSETS	3,337,432	3,852,088	3,234,856	4,978,922

NET ASSETS
Beginning of year	6,869,861	3,017,773	15,595,999	10,617,077

End of year	$10,207,293	$6,869,861	$18,830,855	$15,595,999

Undistributed net investment income included in net assets at end of year	$3,029	$2,416	$4,964	$4,038

SHARES ISSUED AND REDEEMED
Shares sold	100,000	250,000	100,000	300,000
Shares redeemed	—	(150,000)	—	(200,000)

Net increase in shares outstanding	100,000	100,000	100,000	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2045 Index Fund	iShares S&P Target Date 2050 Index Fund
	Period from August 16, 2011[a] to July 31, 2012	Period from August 16, 2011[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$87,416	$94,985
Net realized gain	103,296	225,382
Net change in unrealized appreciation/depreciation	106,961	87,621

Net increase in net assets resulting from operations	297,673	407,988

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(86,824)	(94,621)

Total distributions to shareholders	(86,824)	(94,621)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,292,557	7,535,663
Cost of shares redeemed	(2,539,951)	(3,885,012)

Net increase in net assets from capital share transactions	3,752,606	3,650,651

INCREASE IN NET ASSETS	3,963,455	3,964,018

NET ASSETS
Beginning of period	—	—

End of period	$3,963,455	$3,964,018

Undistributed net investment income included in net assets at end of period	$592	$364

SHARES ISSUED AND REDEEMED
Shares sold	250,000	300,000
Shares redeemed	(100,000)	(150,000)

Net increase in shares outstanding	150,000	150,000

[a]	Commencement of operations.

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares Morningstar Multi-Asset Income Index Fund
Period from April 3, 2012[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$291,479
Net realized gain	25,033
Net change in unrealized appreciation/depreciation	1,287,349

Net increase in net assets resulting from operations	1,603,861

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(289,912)

Total distributions to shareholders	(289,912)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,530,167

Net increase in net assets from capital share transactions	47,530,167

INCREASE IN NET ASSETS	48,844,116

NET ASSETS
Beginning of period	—

End of period	$48,844,116

Undistributed net investment income included in net assets at end of period	$1,567

SHARES ISSUED
Shares sold	1,850,000

Net increase in shares outstanding	1,850,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Conservative Allocation Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$29.44	$27.87	$26.27	$25.44

Income from investment operations:
Net investment income[b]	0.61	0.65	0.54	0.49
Net realized and unrealized gain[c]	0.65	1.56	1.64	0.77

Total from investment operations	1.26	2.21	2.18	1.26

Less distributions from:
Net investment income	(0.62)	(0.64)	(0.58)	(0.43)

Total distributions	(0.62)	(0.64)	(0.58)	(0.43)

Net asset value, end of period	$30.08	$29.44	$27.87	$26.27

Total return	4.34%	7.99%	8.38%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$87,229	$61,822	$40,409	$10,509
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.07%	2.26%	1.98%	2.65%
Portfolio turnover rate[g]	12%	7%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Moderate Allocation Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.58	$28.42	$26.56	$25.60

Income from investment operations:
Net investment income[b]	0.64	0.69	0.58	0.52
Net realized and unrealized gain[c]	0.37	2.09	1.82	0.86

Total from investment operations	1.01	2.78	2.40	1.38

Less distributions from:
Net investment income	(0.64)	(0.62)	(0.54)	(0.42)

Total distributions	(0.64)	(0.62)	(0.54)	(0.42)

Net asset value, end of period	$30.95	$30.58	$28.42	$26.56

Total return	3.40%	9.84%	9.08%	5.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$153,216	$97,859	$58,263	$18,591
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.12%	2.30%	2.06%	2.80%
Portfolio turnover rate[g]	9%	9%	6%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Growth Allocation Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$32.28	$29.06	$26.80	$25.79

Income from investment operations:
Net investment income[b]	0.69	0.73	0.63	0.58
Net realized and unrealized gain[c]	0.48	3.17	2.22	0.88

Total from investment operations	1.17	3.90	2.85	1.46

Less distributions from:
Net investment income	(0.70)	(0.68)	(0.59)	(0.45)

Total distributions	(0.70)	(0.68)	(0.59)	(0.45)

Net asset value, end of period	$32.75	$32.28	$29.06	$26.80

Total return	3.75%	13.49%	10.68%	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$135,916	$108,129	$61,030	$26,797
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.17%	2.29%	2.18%	3.22%
Portfolio turnover rate[g]	5%	10%	5%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Aggressive Allocation Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$35.09	$30.11	$26.97	$25.96

Income from investment operations:
Net investment income[b]	0.76	0.69	0.56	0.59
Net realized and unrealized gain[c]	0.16	4.93	3.15	0.91

Total from investment operations	0.92	5.62	3.71	1.50

Less distributions from:
Net investment income	(0.76)	(0.64)	(0.57)	(0.49)

Total distributions	(0.76)	(0.64)	(0.57)	(0.49)

Net asset value, end of period	$35.25	$35.09	$30.11	$26.97

Total return	2.76%	18.75%	13.78%	6.04%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,879	$82,468	$43,661	$18,876
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.24%	2.00%	1.89%	3.38%
Portfolio turnover rate[g]	12%	13%	8%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date Retirement Income Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.39	$28.55	$26.62	$25.58

Income from investment operations:
Net investment income[b]	0.70	0.78	0.67	0.53
Net realized and unrealized gain[c]	0.72	1.84	1.97	1.05

Total from investment operations	1.42	2.62	2.64	1.58

Less distributions from:
Net investment income	(0.68)	(0.78)	(0.71)	(0.54)

Total distributions	(0.68)	(0.78)	(0.71)	(0.54)

Net asset value, end of period	$31.13	$30.39	$28.55	$26.62

Total return	4.71%	9.30%	10.03%	6.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,783	$9,118	$7,138	$2,662
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.30%	2.63%	2.39%	2.88%
Portfolio turnover rate[g]	18%	20%	14%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2010 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$31.67	$29.40	$27.11	$25.66

Income from investment operations:
Net investment income[b]	0.74	0.79	0.69	0.54
Net realized and unrealized gain[c]	0.46	2.48	2.32	1.09

Total from investment operations	1.20	3.27	3.01	1.63

Less distributions from:
Net investment income	(0.71)	(1.00)	(0.72)	(0.18)

Total distributions	(0.71)	(1.00)	(0.72)	(0.18)

Net asset value, end of period	$32.16	$31.67	$29.40	$27.11

Total return	3.87%	11.22%	11.15%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,432	$11,085	$2,940	$2,711
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.38%	2.53%	2.38%	2.94%
Portfolio turnover rate[g]	20%	28%	11%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2015 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$32.87	$29.91	$27.18	$25.74

Income from investment operations:
Net investment income[b]	0.76	0.85	0.70	0.54
Net realized and unrealized gain[c]	0.29	3.00	2.56	1.09

Total from investment operations	1.05	3.85	3.26	1.63

Less distributions from:
Net investment income	(0.78)	(0.89)	(0.53)	(0.19)

Total distributions	(0.78)	(0.89)	(0.53)	(0.19)

Net asset value, end of period	$33.14	$32.87	$29.91	$27.18

Total return	3.30%	12.95%	12.04%	6.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,598	$14,792	$5,982	$2,718
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.36%	2.63%	2.40%	2.98%
Portfolio turnover rate[g]	23%	24%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2020 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$33.50	$30.22	$27.20	$25.81

Income from investment operations:
Net investment income[b]	0.78	0.84	0.66	0.54
Net realized and unrealized gain[c]	0.12	3.49	2.80	1.04

Total from investment operations	0.90	4.33	3.46	1.58

Less distributions from:
Net investment income	(0.77)	(1.05)	(0.44)	(0.19)

Total distributions	(0.77)	(1.05)	(0.44)	(0.19)

Net asset value, end of period	$33.63	$33.50	$30.22	$27.20

Total return	2.81%	14.43%	12.73%	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,861	$20,101	$10,578	$2,720
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.39%	2.54%	2.22%	3.01%
Portfolio turnover rate[g]	20%	20%	13%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2025 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.01	$30.24	$27.20	$25.88

Income from investment operations:
Net investment income[b]	0.78	0.86	0.66	0.57
Net realized and unrealized gain (loss)[c]	(0.06)	3.84	2.94	0.95

Total from investment operations	0.72	4.70	3.60	1.52

Less distributions from:
Net investment income	(0.80)	(0.93)	(0.56)	(0.20)

Total distributions	(0.80)	(0.93)	(0.56)	(0.20)

Net asset value, end of period	$33.93	$34.01	$30.24	$27.20

Total return	2.24%	15.64%	13.27%	5.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,659	$18,707	$7,559	$4,080
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.36%	2.56%	2.22%	3.22%
Portfolio turnover rate[g]	26%	17%	9%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2030 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.28	$30.29	$27.13	$25.94

Income from investment operations:
Net investment income[b]	0.79	0.80	0.64	0.54
Net realized and unrealized gain (loss)[c]	(0.22)	4.19	3.04	0.86

Total from investment operations	0.57	4.99	3.68	1.40

Less distributions from:
Net investment income	(0.78)	(1.00)	(0.52)	(0.21)

Total distributions	(0.78)	(1.00)	(0.52)	(0.21)

Net asset value, end of period	$34.07	$34.28	$30.29	$27.13

Total return	1.77%	16.55%	13.56%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,330	$13,714	$9,086	$4,069
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.39%	2.37%	2.15%	3.08%
Portfolio turnover rate[g]	21%	23%	18%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2035 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.35	$30.18	$27.09	$25.98

Income from investment operations:
Net investment income[b]	0.80	0.78	0.59	0.52
Net realized and unrealized gain (loss)[c]	(0.35)	4.42	3.13	0.79

Total from investment operations	0.45	5.20	3.72	1.31

Less distributions from:
Net investment income	(0.78)	(1.03)	(0.63)	(0.20)

Total distributions	(0.78)	(1.03)	(0.63)	(0.20)

Net asset value, end of period	$34.02	$34.35	$30.18	$27.09

Total return	1.42%	17.34%	13.74%	5.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,207	$6,870	$3,018	$2,709
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.40%	2.30%	1.99%	3.01%
Portfolio turnover rate[g]	21%	30%	16%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2040 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.66	$30.33	$27.05	$26.00

Income from investment operations:
Net investment income[b]	0.79	0.73	0.68	0.51
Net realized and unrealized gain (loss)[c]	(0.43)	4.65	3.06	0.75

Total from investment operations	0.36	5.38	3.74	1.26

Less distributions from:
Net investment income	(0.78)	(1.05)	(0.46)	(0.21)

Total distributions	(0.78)	(1.05)	(0.46)	(0.21)

Net asset value, end of period	$34.24	$34.66	$30.33	$27.05

Total return	1.17%	17.85%	13.82%	4.96%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,831	$15,596	$10,617	$2,705
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.37%	2.14%	2.26%	2.94%
Portfolio turnover rate[g]	19%	15%	13%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2045 Index Fund
Period from Aug. 16, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$24.75

Income from investment operations:
Net investment income[b]	0.60
Net realized and unrealized gain[c]	1.65

Total from investment operations	2.25

Less distributions from:
Net investment income	(0.58)

Total distributions	(0.58)

Net asset value, end of period	$26.42

Total return	9.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,963
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.42%
Portfolio turnover rate[g]	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2050 Index Fund
Period from Aug. 16, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$24.75

Income from investment operations:
Net investment income[b]	0.61
Net realized and unrealized gain[c]	1.64

Total from investment operations	2.25

Less distributions from:
Net investment income	(0.57)

Total distributions	(0.57)

Net asset value, end of period	$26.43

Total return	9.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,964
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.49%
Portfolio turnover rate[g]	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Morningstar Multi-Asset Income Index Fund
Period from Apr. 3, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.35
Net realized and unrealized gain[c]	1.37

Total from investment operations	1.72

Less distributions from:
Net investment income	(0.32)

Total distributions	(0.32)

Net asset value, end of period	$26.40

Total return	6.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,844
Ratio of expenses to average net assets[e,f]	0.20%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	4.22%
Portfolio turnover rate[g]	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Allocation/Index Fund	Diversification Classification
S&P Conservative	Diversified
S&P Moderate	Diversified
S&P Growth	Diversified
S&P Aggressive	Diversified
S&P Target Date Retirement Income	Diversified
S&P Target Date 2010	Diversified
S&P Target Date 2015	Diversified
S&P Target Date 2020	Diversified

iShares Allocation/Index Fund	Diversification Classification
S&P Target Date 2025	Diversified
S&P Target Date 2030	Diversified
S&P Target Date 2035	Diversified
S&P Target Date 2040	Diversified
S&P Target Date 2045[a]	Diversified
S&P Target Date 2050[a]	Diversified
Morningstar Multi-Asset Income[b]	Diversified

[a]	The Fund commenced operations on August 16, 2011.
[b]	The Fund commenced operations on April 3, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is an exchange-traded fund (“ETF”) fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of July 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Morningstar Multi-Asset Income Index Fund through December 31, 2014 in order to limit total annual operating expenses, inclusive of indirect fees and expenses incurred by the Underlying Funds, to 0.60% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of the investment advisory fees it is entitled to receive from each Fund, except the iShares Morningstar Multi-Asset Income Index Fund, through June 30, 2013 in an amount equal to 0.14%. After giving effect to the fee waiver, BFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended July 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Conservative	$30,784
S&P Moderate	42,000
S&P Growth	39,919
S&P Aggressive	31,296
S&P Target Date Retirement Income	1,390
S&P Target Date 2010	819
S&P Target Date 2015	1,299
S&P Target Date 2020	3,652

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Target Date 2025	$5,657
S&P Target Date 2030	2,111
S&P Target Date 2035	2,027
S&P Target Date 2040	4,415
S&P Target Date 2045	568
S&P Target Date 2050	562
Morningstar Multi-Asset Income	5,291

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended July 31, 2012 were as follows:

iShares Allocation/Index Fund	Purchases	Sales
S&P Conservative	$10,161,373	$10,022,117
S&P Moderate	11,845,013	11,830,248
S&P Growth	5,489,696	5,609,400
S&P Aggressive	10,069,665	10,087,502
S&P Target Date Retirement Income	1,485,058	1,487,924
S&P Target Date 2010	1,281,374	1,289,459
S&P Target Date 2015	2,632,412	2,649,638
S&P Target Date 2020	3,917,032	3,926,821
S&P Target Date 2025	5,875,901	5,942,672
S&P Target Date 2030	2,960,508	2,969,192
S&P Target Date 2035	1,811,344	1,814,204
S&P Target Date 2040	3,177,219	3,182,565
S&P Target Date 2045	616,446	617,389
S&P Target Date 2050	586,100	586,777
Morningstar Multi-Asset Income	1,878,252	1,807,026

In-kind transactions (see Note 4) for the period ended July 31, 2012 were as follows:

iShares Allocation/Index Fund	In-kind Purchases	In-kind Sales
S&P Conservative	$103,929,032	$80,118,497
S&P Moderate	70,884,853	18,293,441
S&P Growth	55,544,532	30,560,504
S&P Aggressive	32,477,744	26,079,582
S&P Target Date Retirement Income	1,482,105	2,998,165
S&P Target Date 2010	7,681,483	12,418,789
S&P Target Date 2015	7,971,198	11,246,204
S&P Target Date 2020	8,148,761	6,506,202
S&P Target Date 2025	24,231,481	24,754,722
S&P Target Date 2030	5,004,349	3,287,958
S&P Target Date 2035	3,347,916	—
S&P Target Date 2040	3,390,350	—
S&P Target Date 2045	6,288,747	2,536,492
S&P Target Date 2050	7,532,594	3,881,901
Morningstar Multi-Asset Income	47,432,493	—

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012,

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Allocation/Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P Conservative	$3,659,473	$2,418	$(3,661,891)
S&P Moderate	2,573,780	—	(2,573,780)
S&P Growth	6,151,688	—	(6,151,688)
S&P Aggressive	6,069,069	—	(6,069,069)
S&P Target Date Retirement Income	61,367	691	(62,058)
S&P Target Date 2010	101,421	453	(101,874)
S&P Target Date 2015	303,404	—	(303,404)
S&P Target Date 2020	452,836	—	(452,836)
S&P Target Date 2025	1,177,665	—	(1,177,665)
S&P Target Date 2030	248,316	—	(248,316)
S&P Target Date 2035	695	—	(695)
S&P Target Date 2040	11,805	—	(11,805)
S&P Target Date 2045	119,357	—	(119,357)
S&P Target Date 2050	240,646	—	(240,646)

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

iShares Allocation/Index Fund	2012	2011
S&P Conservation Allocation
Ordinary income	$1,839,486	$1,122,314

S&P Moderate Allocation
Ordinary income	$2,709,534	$1,729,635

S&P Growth Allocation
Ordinary income	$2,659,204	$1,929,204

S&P Aggressive Allocation
Ordinary income	$1,888,525	$1,249,358

S&P Target Date Retirement Income
Ordinary income	$185,916	$172,485

S&P Target Date 2010
Ordinary income	$144,003	$173,667

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	2012	2011
S&P Target Date 2015
Ordinary income	$262,628	$301,849

S&P Target Date 2020
Ordinary income	$469,757	$410,856

S&P Target Date 2025
Ordinary income	$545,963	$366,304

S&P Target Date 2030
Ordinary income	$330,722	$332,934

S&P Target Date 2035
Ordinary income	$209,064	$169,662

S&P Target Date 2040
Ordinary income	$387,474	$350,873

S&P Target Date 2045
Ordinary income	$86,824	$—

S&P Target Date 2050
Ordinary income	$94,621	$—

Morningstar Multi-Asset Income
Ordinary income	$289,912	$—

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Allocation/Index Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P Conservative	$—	$—	$(24,897)	$94,692	$—	$69,795
S&P Moderate	149,076	—	(6,590)	5,232,375	(49,975)	5,324,886
S&P Growth	97,857	—	(11,361)	5,610,226	—	5,696,722
S&P Aggressive	33,428	—	—	3,227,825	(91,209)	3,170,044
S&P Target Date Retirement Income	—	—	(18,508)	200,587	(31,794)	150,285
S&P Target Date 2010	—	—	(19,381)	38,362	(32,863)	(13,882)
S&P Target Date 2015	9,105	—	(34,473)	57,144	(90,029)	(58,253)
S&P Target Date 2020	14,443	—	(51,481)	441,828	(210,578)	194,212
S&P Target Date 2025	10,206	—	—	(31,790)	(168,556)	(190,140)
S&P Target Date 2030	5,935	—	(2,415)	179,101	(65,540)	117,081
S&P Target Date 2035	3,029	—	(13,915)	80,491	(132,173)	(62,568)
S&P Target Date 2040	4,964	—	(15,852)	455,125	(194,680)	249,557
S&P Target Date 2045	592	—	—	105,901	(15,001)	91,492
S&P Target Date 2050	364	—	—	83,874	(11,517)	72,721
Morningstar Multi-Asset Income	27,233	—	—	1,286,716	—	1,313,949

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

As of July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Allocation/Index Fund	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
S&P Conservative	$—	$—	$24,897	$24,897
S&P Moderate	2,392	—	4,198	6,590
S&P Growth	—	11,361	—	11,361
S&P Target Date Retirement Income	18,372	—	136	18,508
S&P Target Date 2010	19,381	—	—	19,381
S&P Target Date 2015	9,906	—	24,567	34,473
S&P Target Date 2020	50,750	—	731	51,481
S&P Target Date 2030	—	—	2,415	2,415
S&P Target Date 2035	13,915	—	—	13,915
S&P Target Date 2040	15,852	—	—	15,852

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended July 31, 2012, the Funds utilized their capital loss carryforwards as follows:

iShares Allocation/Index Fund	Utilized
S&P Conservative	$16,460
S&P Growth	2,632
S&P Aggressive	1,496
S&P Target Date 2030	3,618

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Conservative	$95,162,353	$978,488	$(883,796)	$94,692
S&P Moderate	163,377,365	7,105,623	(1,873,248)	5,232,375
S&P Growth	150,905,654	7,692,110	(2,081,884)	5,610,226
S&P Aggressive	104,363,387	4,969,867	(1,742,042)	3,227,825
S&P Target Date Retirement Income	8,024,829	308,845	(108,258)	200,587
S&P Target Date 2010	6,777,483	138,760	(100,398)	38,362
S&P Target Date 2015	11,560,848	349,413	(292,269)	57,144
S&P Target Date 2020	22,606,709	959,018	(517,190)	441,828
S&P Target Date 2025	21,494,689	558,272	(590,062)	(31,790)
S&P Target Date 2030	16,041,028	780,510	(601,409)	179,101
S&P Target Date 2035	12,025,496	440,540	(360,049)	80,491
S&P Target Date 2040	21,775,196	1,021,711	(566,586)	455,125
S&P Target Date 2045	4,567,883	182,632	(76,731)	105,901
S&P Target Date 2050	4,635,872	167,996	(84,122)	83,874
Morningstar Multi-Asset Income	68,209,776	1,286,716	—	1,286,716

Management has reviewed the tax positions as of July 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Conservative Allocation Fund, iShares S&P Moderate Allocation Fund, iShares S&P Growth Allocation Fund, iShares S&P Aggressive Allocation Fund, iShares S&P Target Date Retirement Income Index Fund, iShares S&P Target Date 2010 Index Fund, iShares S&P Target Date 2015 Index Fund, iShares S&P Target Date 2020 Index Fund, iShares S&P Target Date 2025 Index Fund, iShares S&P Target Date 2030 Index Fund, iShares S&P Target Date 2035 Index Fund, iShares S&P Target Date 2040 Index Fund, iShares S&P Target Date 2045 Index Fund, iShares S&P Target Date 2050 Index Fund and iShares Morningstar Multi-Asset Income Index Fund (the “Funds”), at July 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	81

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended July 31, 2012 qualified for the dividends-received deduction:

iShares Allocation/Index Fund	Dividends- Received Deduction
S&P Conservative	13.66%
S&P Moderate	20.40
S&P Growth	32.39
S&P Aggressive	43.97
S&P Target Date Retirement Income	17.93
S&P Target Date 2010	24.62
S&P Target Date 2015	26.46
S&P Target Date 2020	30.95

iShares Allocation/Index Fund	Dividends- Received Deduction
S&P Target Date 2025	34.83%
S&P Target Date 2030	37.97
S&P Target Date 2035	39.39
S&P Target Date 2040	40.74
S&P Target Date 2045	44.92
S&P Target Date 2050	45.66
Morningstar Multi-Asset Income	24.24

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

iShares Allocation/Index Fund	Qualified Dividend Income
S&P Conservative	$513,342
S&P Moderate	1,073,059
S&P Growth	1,377,183
S&P Aggressive	1,437,220
S&P Target Date Retirement Income	56,853
S&P Target Date 2010	51,271
S&P Target Date 2015	121,871
S&P Target Date 2020	271,577

iShares Allocation/Index Fund	Qualified Dividend Income
S&P Target Date 2025	$344,193
S&P Target Date 2030	243,204
S&P Target Date 2035	164,821
S&P Target Date 2040	317,707
S&P Target Date 2045	73,586
S&P Target Date 2050	82,440
Morningstar Multi-Asset Income	76,975

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares S&P Allocation and Target Date Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

II. iShares Morningstar Multi-Asset Income Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Fund (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 14-15, 2012, the Board approved the selection of BFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Fund and its shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

have been excluded from Lipper’s comparison group because of various factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group. The Board noted that the Fund’s fees reflect that the Fund will operate in an affiliated exchange traded fund of exchange traded funds structure.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Fund’s investment advisory rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fee reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from exchange traded funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, for lending any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Allocation/Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Conservative	$0.60255	$—	$0.01763	$0.62018	97%	—%	3%	100%
S&P Moderate	0.62934	—	0.01530	0.64464	98	—	2	100
S&P Growth	0.68891	—	0.01468	0.70359	98	—	2	100
S&P Aggressive	0.75151	—	0.01183	0.76334	98	—	2	100
S&P Target Date Retirement Income	0.66486	—	0.01204	0.67690	98	—	2	100
S&P Target Date 2010	0.69609	—	0.01095	0.70704	98	—	2	100
S&P Target Date 2015	0.76850	—	0.00967	0.77817	99	—	1	100
S&P Target Date 2020	0.76371	—	0.00812	0.77183	99	—	1	100
S&P Target Date 2025	0.79333	—	0.00717	0.80050	99	—	1	100
S&P Target Date 2030	0.77028	—	0.00546	0.77574	99	—	1	100
S&P Target Date 2035	0.77237	—	0.00563	0.77800	99	—	1	100
S&P Target Date 2040	0.77700	—	0.00591	0.78291	99	—	1	100
S&P Target Date 2045	0.57411	—	0.00472	0.57883	99	—	1	100
S&P Target Date 2050	0.56555	—	0.00472	0.57027	99	—	1	100
Morningstar Multi-Asset Income	0.30852	—	0.00829	0.31681	97	—	3	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

SUPPLEMENTAL INFORMATION	89

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Conservative Allocation Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.11%
Greater than 2.0% and Less than 2.5%	2	0.23
Greater than 1.5% and Less than 2.0%	9	1.02
Greater than 1.0% and Less than 1.5%	32	3.63
Greater than 0.5% and Less than 1.0%	29	3.29
Between 0.5% and –0.5%	795	90.25
Less than –0.5% and Greater than –1.0%	5	0.57
Less than –1.0% and Greater than –1.5%	7	0.79
Less than –1.5% and Greater than –2.0%	1	0.11

	881	100.00%

iShares S&P Moderate Allocation Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.11%
Greater than 1.5% and Less than 2.0%	9	1.02
Greater than 1.0% and Less than 1.5%	22	2.50
Greater than 0.5% and Less than 1.0%	42	4.76
Between 0.5% and –0.5%	795	90.25
Less than –0.5% and Greater than –1.0%	6	0.68
Less than –1.0% and Greater than –1.5%	5	0.57
Less than –1.5% and Greater than –2.0%	1	0.11

	881	100.00%

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Growth Allocation Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	6	0.68%
Between 0.5% and –0.5%	871	98.87
Less than –0.5% and Greater than –1.0%	1	0.11
Less than –1.0% and Greater than –1.5%	2	0.23
Less than –1.5%	1	0.11

	881	100.00%

iShares S&P Aggressive Allocation Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.23%
Greater than 1.5% and Less than 2.0%	5	0.57
Greater than 1.0% and Less than 1.5%	1	0.11
Greater than 0.5% and Less than 1.0%	3	0.34
Between 0.5% and –0.5%	869	98.64
Less than –0.5%	1	0.11

	881	100.00%

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date Retirement Income Index Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	3	0.34%
Greater than 5.5% and Less than 6.0%	1	0.11
Greater than 5.0% and Less than 5.5%	3	0.34
Greater than 4.5% and Less than 5.0%	9	1.02
Greater than 4.0% and Less than 4.5%	11	1.25
Greater than 3.5% and Less than 4.0%	11	1.25
Greater than 3.0% and Less than 3.5%	4	0.45
Greater than 2.5% and Less than 3.0%	8	0.91
Greater than 2.0% and Less than 2.5%	6	0.68
Greater than 1.5% and Less than 2.0%	10	1.14
Greater than 1.0% and Less than 1.5%	6	0.68
Greater than 0.5% and Less than 1.0%	13	1.48
Between 0.5% and –0.5%	770	87.41
Less than –0.5% and Greater than –1.0%	3	0.34
Less than –1.0% and Greater than –1.5%	7	0.79
Less than –1.5% and Greater than –2.0%	1	0.11
Less than –2.0% and Greater than –2.5%	8	0.91
Less than –2.5% and Greater than –3.0%	2	0.23
Less than –3.0% and Greater than –3.5%	4	0.45
Less than –3.5% and Greater than –4.0%	1	0.11

	881	100.00%

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2010 Index Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	5	0.57%
Greater than 4.5% and Less than 5.0%	2	0.23
Greater than 4.0% and Less than 4.5%	1	0.11
Greater than 3.5% and Less than 4.0%	19	2.16
Greater than 3.0% and Less than 3.5%	17	1.93
Greater than 2.5% and Less than 3.0%	24	2.72
Greater than 2.0% and Less than 2.5%	14	1.59
Greater than 1.5% and Less than 2.0%	7	0.79
Greater than 1.0% and Less than 1.5%	3	0.34
Greater than 0.5% and Less than 1.0%	14	1.59
Between 0.5% and –0.5%	767	87.07
Less than –0.5% and Greater than –1.0%	1	0.11
Less than –1.0% and Greater than –1.5%	2	0.23
Less than –1.5% and Greater than –2.0%	1	0.11
Less than –2.0%	4	0.45

	881	100.00%

iShares S&P Target Date 2015 Index Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.34%
Greater than 0.5% and Less than 1.0%	5	0.57
Between 0.5% and –0.5%	873	99.09

	881	100.00%

iShares S&P Target Date 2020 Index Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.45%
Greater than 0.5% and Less than 1.0%	3	0.34
Between 0.5% and –0.5%	873	99.10
Less than –0.5% and Greater than –1.0%	1	0.11

	881	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2025 Index Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.45%
Greater than 0.5% and Less than 1.0%	2	0.23
Between 0.5% and –0.5%	874	99.21
Less than –0.5% and Greater than –1.0%	1	0.11

	881	100.00%

iShares S&P Target Date 2030 Index Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.57%
Between 0.5% and –0.5%	874	99.21
Less than –0.5% and Greater than –1.0%	1	0.11
Less than –1.0% and Greater than –1.5%	1	0.11

	881	100.00%

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2035 Index Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	5	0.57%
Greater than 5.0% and Less than 5.5%	1	0.11
Greater than 4.5% and Less than 5.0%	1	0.11
Greater than 4.0% and Less than 4.5%	5	0.57
Greater than 3.5% and Less than 4.0%	11	1.25
Greater than 3.0% and Less than 3.5%	15	1.70
Greater than 2.5% and Less than 3.0%	11	1.25
Greater than 2.0% and Less than 2.5%	7	0.79
Greater than 1.5% and Less than 2.0%	8	0.91
Greater than 1.0% and Less than 1.5%	11	1.25
Greater than 0.5% and Less than 1.0%	10	1.14
Between 0.5% and –0.5%	769	87.28
Less than –0.5% and Greater than –1.0%	7	0.79
Less than –1.0% and Greater than –1.5%	5	0.57
Less than –1.5% and Greater than –2.0%	1	0.11
Less than –2.0% and Greater than –2.5%	2	0.23
Less than –2.5% and Greater than –3.0%	5	0.57
Less than –3.0% and Greater than –3.5%	2	0.23
Less than –3.5%	5	0.57

	881	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2040 Index Fund

Period Covered: January 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.23%
Greater than 4.0% and Less than 4.5%	1	0.11
Greater than 3.5% and Less than 4.0%	3	0.34
Greater than 3.0% and Less than 3.5%	3	0.34
Greater than 2.5% and Less than 3.0%	8	0.91
Greater than 2.0% and Less than 2.5%	6	0.68
Greater than 1.5% and Less than 2.0%	12	1.36
Greater than 1.0% and Less than 1.5%	30	3.41
Greater than 0.5% and Less than 1.0%	12	1.36
Between 0.5% and –0.5%	800	90.80
Less than –0.5% and Greater than –1.0%	2	0.23
Less than –1.0% and Greater than –1.5%	2	0.23

	881	100.00%

iShares S&P Target Date 2045 Index Fund

Period Covered: October 1, 2011 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	188	100.00%

	188	100.00%

iShares S&P Target Date 2050 Index Fund

Period Covered: October 1, 2011 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.53%
Between 0.5% and –0.5%	186	98.94
Less than –0.5% and Greater than –1.0%	1	0.53

	188	100.00%

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	97

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

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The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-74-0712

July 31, 2012

2012 Annual Report

iShares Trust

iShares FTSE Developed Small Cap ex-North America Index Fund  |  IFSM  |  NASDAQ

iShares MSCI ACWI Index Fund  |  ACWI  |  NASDAQ

iShares MSCI ACWI ex US Index Fund  |  ACWX  |  NASDAQ

iShares MSCI Emerging Markets Financials Sector Index Fund  |  EMFN  |  NASDAQ

iShares MSCI Emerging Markets Materials Sector Index Fund  |  EMMT  |  NASDAQ

iShares MSCI Europe Financials Sector Index Fund  |  EUFN  |  NASDAQ

iShares MSCI Far East Financials Sector Index Fund  |  FEFN  |  NASDAQ

iShares MSCI Kokusai Index Fund  |  TOK  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.93)%	(14.15)%	(16.03)%	(6.13)%	(6.11)%	(5.53)%	(25.81)%	(25.71)%	(23.52)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Industrial	22.61%
Financial	19.44
Consumer Cyclical	16.59
Consumer Non-Cyclical	14.83
Basic Materials	9.71
Communications	5.35
Energy	4.73
Technology	4.02
Utilities	1.48
Diversified	0.70
Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Croda International PLC (United Kingdom)	0.52%
Symrise AG (Germany)	0.41
Travis Perkins PLC (United Kingdom)	0.40
Melrose PLC (United Kingdom)	0.39
Suntec REIT (Singapore)	0.39
Babcock International Group PLC (United Kingdom)	0.38
Aberdeen Asset Management PLC (United Kingdom)	0.35
Pennon Group PLC (United Kingdom)	0.35
MTU Aero Engines Holding AG (Germany)	0.35
Hiscox Ltd. (United Kingdom)	0.35

TOTAL	3.89%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small-capitalization companies in developed countries outside North America, as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (14.93)%, net of fees, while the total return for the Index was (16.03)%.

Global equity markets declined for the 12 months ending July 31, 2012, in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and to agree to lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. Evidence that the unemployment rate in the U.S. had dropped to its lowest level in three years provided additional cause for optimism about global economic health. Equity markets reversed course again in the final months of the period, though, as concerns of a bailout for Spain and political unrest in Greece sparked investor concern once again, and economic data in the U.S. weakened.

As represented by the Index, small cap stocks of developed markets delivered negative results for the reporting period and lagged the performance of broad international equity indexes.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Within the Index, Eurozone countries generally delivered double-digit declines, with the peripheral European markets of Spain and Portugal enduring the most significant declines. On the other end of the spectrum, the U.K., New Zealand and Singapore experienced only modest declines.

From a sector perspective, the economically sensitive industrials, materials, and consumer discretionary sectors detracted the most from Index returns during the reporting period, reflecting the weak economic environment. The financials sector struggled with concerns surrounding exposure to the sovereign debt crisis. Defensive sectors — consumer staples, utilities, and telecommunications services — delivered relatively flat results for the Index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.47)%	(3.79)%	(3.64)%	(0.94)%	(1.03)%	(1.07)%	(4.01)%	(4.39)%	(4.55)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	19.85%
Financial	18.76
Energy	10.82
Industrial	10.18
Consumer Cyclical	9.94
Communications	9.86
Technology	8.88
Basic Materials	6.99
Utilities	3.70
Diversified	0.75
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets
Apple Inc.	2.06%
Exxon Mobil Corp.	1.51
International Business Machines Corp.	0.83
Microsoft Corp.	0.81
AT&T Inc.	0.78
Nestle SA Registered (Switzerland)	0.78
Chevron Corp.	0.77
General Electric Co.	0.76
Pfizer Inc.	0.68
Johnson & Johnson	0.64

TOTAL	9.62%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (3.47)%, net of fees, while the total return for the Index was (3.64)%.

As represented by the Index, global equity markets declined for the 12 months ending July 31, 2012, in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and to agree to lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI INDEX FUND

Within the Index, sector performance was mixed for the reporting period. Reflecting a decline in commodity prices, the materials sector registered the most significant absolute decline and was the largest detractor from Index returns. The largest sector in the Index, the financials sector, also detracted meaningfully, due to concerns about exposure to the European debt crisis. The energy sector also detracted, reflecting a sharp drop in oil prices. On a favorable note, the consumer staples and health care sectors delivered positive results and contributed to Index returns.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.24)%	(12.09)%	(12.16)%	(4.36)%	(4.40)%	(3.71)%	(17.63)%	(17.78)%	(15.14)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Financial	23.66%
Consumer Non-Cyclical	18.10
Basic Materials	10.72
Energy	10.32
Consumer Cyclical	10.29
Industrial	9.76
Communications	8.07
Technology	3.83
Utilities	3.68
Diversified	1.20
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	1.52%
HSBC Holdings PLC (United Kingdom)	1.04
Vodafone Group PLC (United Kingdom)	1.03
Samsung Electronics Co. Ltd. (South Korea)	0.99
Novartis AG Registered (Switzerland)	0.95
Roche Holding AG Genusschein (Switzerland)	0.90
BP PLC (United Kingdom)	0.86
GlaxoSmithKline PLC (United Kingdom)	0.85
BHP Billiton Ltd. (Australia)	0.84
Royal Dutch Shell PLC Class A (United Kingdom)	0.81

TOTAL	9.79%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (12.24)%, net of fees, while the total return for the Index was (12.16)%.

Global equity markets declined for the 12 months ending July 31, 2012, in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and to agree to lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

Within the Index, sector performance was mixed for the reporting period. Reflecting a decline in commodity prices, the materials and energy sectors registered significant absolute declines and detracted substantially from Index returns. The largest sector in the Index, the financials sector, detracted meaningfully, due to concerns about exposure to the European debt crisis. The economically sensitive industrials sector also detracted as industrial production slowed. On a favorable note, the traditionally defensive health care and consumer staples sectors delivered positive results and contributed to Index returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.89)%	(11.41)%	(14.71)%	1.15%	1.02%	(0.48)%	2.95%	2.61%	(1.22)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Banks	73.15%
Real Estate	8.70
Insurance	7.58
Diversified Financial Services	6.66
Holding Companies — Diversified	3.71
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

China Construction Bank Corp. Class H (China)	5.47%
Itau Unibanco Holding SA SP ADR (Preferred) (Brazil)	4.54
Banco Bradesco SA SP ADR (Preferred) (Brazil)	4.45
Industrial and Commercial Bank of China Ltd. Class H (China)	4.19
Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	3.47
HDFC Bank Ltd. SP ADR (India)	3.41
Bank of China Ltd. Class H (China)	3.15
Sberbank of Russia SP ADR (Russia)	2.99
China Life Insurance Co. Ltd. Class H (China)	2.88
ICICI Bank Ltd. SP ADR (India)	2.82

TOTAL	37.37%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Emerging Markets Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (10.89)%, net of fees, while the total return for the Index was (14.71)%.

Emerging markets stocks declined for the 12 months ending July 31, 2012, modestly underperforming performance in developed markets. In an environment of market volatility and economic uncertainty, emerging markets struggled with the ripple effects of the sovereign debt crisis in Europe, uneven economic activity in the U.S., and a slowdown in China’s economy.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and to agree to lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. Concerns resurfaced in the final months of the reporting period as troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, while economic data in the U.S. reflecting a slowdown in activity erased earlier optimism.

In China, the government continued its efforts to achieve a moderate deceleration in growth, including real estate measures aimed at weakening property sales. Because those efforts coincided with a global economic downturn, China’s economy cooled rapidly. For the second quarter of 2012, China’s economy grew 7.6% compared with a year earlier, its slowest GDP rate since 2009.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

Emerging markets financials stocks, as represented by the Index, generated negative results and lagged broader international markets for the reporting period. At 70% of the Index, commercial banks as a group had the largest negative impact on Index returns. The insurance and capital markets stocks also weighed on returns. Although consumer finance companies experienced the steepest absolute decline, they represented less than 1% of the Index, so they detracted only modestly. From a regional perspective, financial sector performance in European emerging markets was particularly weak as these countries suffered from contagion of the European sovereign debt crisis. The financial sectors of Hungary, Russia, and Poland each experienced declines of more than 25% and detracted from Index returns. In Asia, China, Korea, India, and Taiwan were also all meaningful detractors.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(27.11)%	(27.50)%	(28.25)%	(7.91)%	(8.14)%	(6.27)%	(18.82)%	(19.32)%	(15.10)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Iron & Steel	33.91%
Mining	27.89
Chemicals	19.65
Building Materials	11.89
Holding Companies — Diversified	2.77
Forest Products & Paper	2.57
Other**	0.74
Short-Term and Other Net Assets	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Vale SA Class A SP ADR (Preferred) (Brazil)	8.41%
POSCO SP ADR (South Korea)	8.10
Vale SA SP ADR (Brazil)	5.59
Sociedad Quimica y Minera de Chile SA Series B SP ADR (Chile)	4.89
AngloGold Ashanti Ltd. (South Africa)	3.55
Mexichem SAB de CV (Mexico)	3.53
Grupo Mexico SAB de CV Series B (Mexico)	2.90
Siam Cement PCL NVDR (Thailand)	2.77
Cemex SAB de CV CPO (Mexico)	2.68
China Steel Corp. SP GDR (Taiwan)	2.67

TOTAL	45.09%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

The iShares MSCI Emerging Markets Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (27.11)%, net of fees, while the total return for the Index was (28.25)%.

Emerging markets stocks declined for the 12 months ending July 31, 2012, modestly underperforming performance in developed markets. In an environment of market volatility and economic uncertainty, emerging markets struggled with the ripple effects of the sovereign debt crisis in Europe, uneven economic activity in the U.S., and a slowdown in China’s economy.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and to agree to lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. Concerns resurfaced in the final months of the reporting period as troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, while economic data in the U.S. reflecting a slowdown in activity erased earlier optimism.

In China, the government continued its efforts to achieve a moderate deceleration in growth, including real estate measures aimed at weakening property sales. Because those efforts coincided with a global economic downturn, China’s economy cooled rapidly. For the second quarter of 2012, China’s economy grew 7.6% compared with a year earlier, its slowest gross domestic product (GDP) rate since 2009.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

Emerging markets materials stocks, as represented by the Index, generated negative results and lagged broader international markets for the reporting period. A slowdown in global economic conditions, including China’s cooling economy, reduced demand for commodities and other basic materials, hurting share prices for many companies in the sector throughout emerging markets countries. Metals and mining companies in particular were negatively affected as the decline in demand cut into profit margins. At 63% of the Index, the metals and mining sector was the Index’s largest source of negative performance by far. Chemicals and construction materials stocks also weighed on Index returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(25.30)%	(24.66)%	(25.45)%	(14.00)%	(13.94)%	(13.94)%	(31.72)%	(31.59)%	(31.60)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets
Banks	58.99%
Insurance	28.27
Real Estate Investment Trusts	5.12
Diversified Financial Services	3.86
Holding Companies — Diversified	2.64
Other**	0.93
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	13.62%
Banco Santander SA (Spain)	4.99
Standard Chartered PLC (United Kingdom)	4.94
Allianz SE Registered (Germany)	4.11
UBS AG Registered (Switzerland)	3.48
BNP Paribas SA (France)	3.26
Zurich Insurance Group AG (Switzerland)	2.97
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.82
Barclays PLC (United Kingdom)	2.75
Prudential PLC (United Kingdom)	2.75

TOTAL	45.69%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

The iShares MSCI Europe Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Europe Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (25.30)%, net of fees, while the total return for the Index was (25.45)%.

European equity markets declined for the 12 months ending July 31, 2012, in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of sovereign debt crisis among peripheral European countries.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and to agree to lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment.

However, equity markets reversed course again in the final months of the period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

European financials stocks, as represented by the Index, delivered negative results during the reporting period and lagged broader international indexes.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

The sovereign debt crisis that dominated market direction during the reporting period resulted in declines for the financial sectors of countries whose debt came into question, as well as the countries that had exposure to that debt. Accordingly, Greece, Portugal, Spain, and Italy were significant detractors from Index performance for the reporting period, while France and Germany also lagged meaningfully.

Commercial banks, which represented more than 50% of the Index, detracted the most from Index returns during the reporting period, as they had significant exposure to European sovereign debt. Capital markets declined even more on an absolute basis, amid debt concerns and market volatility. However, capital markets accounted for only 12% of the Index, so the negative impact was not as great as that of banks. Diversified financial services companies as a group also declined significantly.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.41)%	(6.63)%	(5.09)%	0.60%	0.27%	0.97%	1.51%	0.69%	2.47%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Banks	44.28%
Real Estate	22.79
Insurance	13.33
Diversified Financial Services	8.52
Real Estate Investment Trusts	5.51
Holding Companies — Diversified	2.69
Home Builders	1.23
Other**	1.45
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Mitsubishi UFJ Financial Group Inc. (Japan)	9.52%
Sumitomo Mitsui Financial Group Inc. (Japan)	6.58
Mizuho Financial Group Inc. (Japan)	5.77
AIA Group Ltd. (Hong Kong)	5.48
Oversea-Chinese Banking Corp. Ltd. (Singapore)	3.30
Mitsubishi Estate Co. Ltd. (Japan)	3.12
DBS Group Holdings Ltd. (Singapore)	3.06
Cheung Kong (Holdings) Ltd. (Hong Kong)	2.84
United Overseas Bank Ltd. (Singapore)	2.77
Sun Hung Kai Properties Ltd. (Hong Kong)	2.69

TOTAL	45.13%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

The iShares MSCI Far East Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Far East Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in the Far East region. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (5.41)%, net of fees, while the total return for the Index was (5.09)%.

As represented by the Index, Asian equity markets declined for the 12 months ending July 31, 2012, in an environment of market volatility and economic uncertainty. Throughout the reporting period, Asian markets grappled with the effect of the sovereign debt crisis in Europe, uneven economic conditions in the U.S., and a slowing economy in China.

In Japan, reconstruction spending in the aftermath of the March 2011 earthquake and tsunami largely drove economic recovery for much of the reporting period. In the final months of the period, though, that spending had slowed, and economic recovery stalled in Japan. The ratio of government debt to gross domestic product (GDP) climbed, and represents the largest ratio of government debt to GDP for all industrial countries and above the levels for the troubled Eurozone countries of Spain and Greece.

Singapore and Hong Kong both experienced sharp declines in their export-driven industries as a result of the sovereign debt crisis and a weak U.S. economic climate. For Hong Kong, personal consumption was the key driver of economic growth as export levels weakened. Even so, the economy grew by a tepid 0.4% in the first quarter of 2012 and 1.1% in the second quarter of 2012, compared with those quarters in the previous year.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

During the reporting period, Asian financials stocks as a group outperformed financial stocks globally. Japan, which accounted for 59% of the Index, had far less direct exposure to the European sovereign debt crisis than other regions in Asia had, although Singapore and Hong Kong did have exposure to European sovereign debt. Commercial banks as a group declined only modestly during the reporting period. Still, capital markets and diversified financial services declined significantly, largely due to market volatility and investor concern surrounding global economic conditions. Insurance companies also declined, largely reflecting the extensive damage caused by the 2011 earthquake and tsunami in Japan. Property values held up well, helping real estate related stocks in the Index to perform relatively well. Consumer finance companies generated solid results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.62)%	(3.25)%	(0.87)%	(2.87)%	(3.04)%	(3.18)%	(12.63)%	(13.37)%	(13.94)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	22.07%
Financial	18.52
Energy	11.51
Communications	9.62
Technology	9.56
Industrial	9.38
Consumer Cyclical	8.12
Basic Materials	6.53
Utilities	3.73
Diversified	0.67
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Apple Inc.	2.60%
Exxon Mobil Corp.	1.87
AT&T Inc.	1.03
Microsoft Corp.	1.02
General Electric Co.	1.00
Chevron Corp.	0.99
International Business Machines Corp.	0.98
Nestle SA Registered (Switzerland)	0.93
Johnson & Johnson	0.86
Pfizer Inc.	0.83

TOTAL	12.11%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (0.62)%, net of fees, while the total return for the Index was (0.87)%.

As represented by the Index, global equity markets excluding Japan declined for the 12 months ending July 31, 2012, in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and to agree to lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health.

However, equity markets reversed course again in the final months of the period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

From a regional standpoint, the worst performing countries were in the Eurozone, as Greece, Portugal and Spain logged some of the most significant declines in the Index. The Asian markets of Hong Kong, Singapore, and Australia declined only moderately. Despite volatility and economic sluggishness, the U.S. delivered positive results for the reporting period. Representing 58% of the Index, the U.S.’s positive return contributed significantly to overall Index results.

Within the Index, sector performance was mixed for the reporting period. Reflecting a decline in commodity prices, the materials sector registered the most significant absolute declines and was the largest detractor from Index returns. The largest sector in the Index, the financials sector, also detracted meaningfully due to concerns about exposure to the European debt crisis. The energy sector detracted, reflecting a sharp drop in oil prices. On a favorable note, the consumer staples, information technology, and health care sectors delivered positive results and contributed to Index returns.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$968.30	0.50%	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
MSCI ACWI
Actual	1,000.00	1,010.90	0.34	1.70
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.34	1.71
MSCI ACWI ex US
Actual	1,000.00	974.20	0.34	1.67
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.34	1.71
MSCI Emerging Markets Financials Sector
Actual	1,000.00	994.60	0.68	3.37
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.68	3.42

SHAREHOLDER EXPENSES	29

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
MSCI Emerging Markets Materials Sector
Actual	$1,000.00	$859.80	0.68%	$3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.68	3.42
MSCI Europe Financials Sector
Actual	1,000.00	921.50	0.48	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
MSCI Far East Financials Sector
Actual	1,000.00	1,051.80	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
MSCI Kokusai
Actual	1,000.00	1,029.10	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.61%

AUSTRALIA — 10.00%
Acrux Ltd.[a]	5,008	$20,027
AED Oil Ltd.[a,b]	11,395	1
Alesco Corp. Ltd.	5,376	11,598
Ampella Mining Ltd.[a]	9,420	4,808
Arafura Resources Ltd.[a]	23,392	4,062
ARB Corp. Ltd.	2,428	24,325
Ardent Leisure Group	22,032	30,605
Astro Japan Property Trust	6,884	20,284
Aurora Oil and Gas Ltd.[a]	8,248	29,772
Ausdrill Ltd.	7,448	26,179
Austin Engineering Ltd.	2,828	12,559
Australian Agricultural Co. Ltd.[a]	15,568	18,103
Australian Infrastructure Fund	14,080	38,376
Australian Pharmaceutical Industries Ltd.	24,528	9,034
AWE Ltd.	14,764	22,995
Bathurst Resources Ltd.[a]	18,456	5,632
Beach Energy Ltd.	37,640	43,572
Beadell Resources Ltd.[a]	18,624	12,837
Biota Holdings Ltd.[a]	13,052	9,271
Boart Longyear Group	12,684	30,567
Bradken Ltd.	4,780	25,051
Bunnings Warehouse Property Trust	11,856	24,641
Cardno Ltd.	3,560	31,282
carsales.com Ltd.[c]	4,548	30,200
Centro Retail Australia	37,465	80,824
Charter Hall Retail REIT	7,196	26,202
Coal of Africa Ltd.[a]	11,048	4,941
Coalspur Mines Ltd.[a]	13,648	8,689
Cockatoo Coal Ltd.[a]	31,440	5,459
Coffey International Ltd.[a]	16,064	5,917
Cudeco Ltd.[a]	3,960	13,877
Dart Energy Ltd.[a,c]	32,652	5,154
David Jones Ltd.[c]	16,288	41,823
Discovery Metals Ltd.[a,c]	11,392	15,945
DUET Group	27,444	60,072
Emeco Holdings Ltd.	27,508	22,001
Energy World Corp. Ltd.[a]	34,376	17,183
Equatorial Resources Ltd.[a]	3,796	7,590
Evolution Mining Ltd.[a]	13,436	21,916
FKP Property Group	35,332	13,943

Security	Shares	Value

Fleetwood Corp. Ltd.	1,856	$25,567
FlexiGroup Ltd.	6,308	20,313
Flinders Mines Ltd.[a]	58,424	6,763
G.U.D Holdings Ltd.	3,864	34,685
Galaxy Resources Ltd.[a,c]	10,624	5,366
Geodynamics Ltd.[a]	29,648	3,276
Gindalbie Metals Ltd.[a,c]	13,708	5,770
GrainCorp Ltd.	4,472	43,343
Gryphon Minerals Ltd.[a,c]	16,580	11,865
Hastie Group Ltd.[a]	20,120	3,388
Hills Industries Ltd.	13,112	14,764
Imdex Ltd.	5,876	9,739
Independence Group NL	5,396	17,774
Industrea Ltd.	9,836	12,939
Infigen Energy[a]	35,628	8,436
Integra Mining Ltd.[a]	17,520	5,808
Intrepid Mines Ltd.[a,c]	18,524	4,289
Investa Office Fund	19,872	60,855
Invocare Ltd.	4,932	46,297
Iress Ltd.	4,988	35,169
Ivanhoe Australia Ltd.[a]	6,448	2,918
JB Hi-Fi Ltd.[c]	3,964	36,876
Karoon Gas Australia Ltd.[a]	4,984	19,459
Kingsgate Consolidated Ltd.	4,220	18,030
Linc Energy Ltd.[a]	10,512	5,918
Macmahon Holdings Ltd.	27,592	17,567
McMillan Shakespeare Ltd.	1,752	21,848
Medusa Mining Ltd.	3,756	19,210
Mesoblast Ltd.[a,c]	5,340	35,347
Miclyn Express Offshore Ltd.	4,228	8,320
Mineral Deposits Ltd.[a]	1,351	6,497
Mineral Resources Ltd.	3,388	28,487
Mirabela Nickel Ltd.[a]	28,212	7,868
Monadelphous Group Ltd.	3,168	72,544
Mount Gibson Iron Ltd.	17,340	17,427
Murchison Metals Ltd.[a]	18,140	9,258
Myer Holdings Ltd.	13,716	26,414
Navitas Ltd.	6,920	28,255
Nexus Energy Ltd.[a,c]	40,068	5,692
NRW Holdings Ltd.	9,152	27,834
OM Holdings Ltd.[a,c]	10,952	4,898
Pacific Brands Ltd.	34,356	18,800
PanAust Ltd.[a]	14,092	35,295

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Panoramic Resources Ltd.	5,212	$3,264
PaperlinX Ltd.[a]	156,224	8,220
Perseus Mining Ltd.[a,c]	10,664	25,923
Pharmaxis Ltd.[a]	11,168	13,104
Premier Investments Ltd.	5,496	28,282
Primary Health Care Ltd.	12,992	41,290
Qube Logistics Holdings Ltd.	15,128	23,880
Ramelius Resources Ltd.[a]	10,432	5,489
REA Group Ltd.	1,064	15,329
Regis Resources Ltd.[a]	12,024	57,447
Resolute Mining Ltd.[a,c]	16,592	23,746
Rex Minerals Ltd.[a]	8,296	7,072
Roc Oil Co. Ltd.[a]	20,740	6,111
SAI Global Ltd.	5,416	25,477
Sandfire Resources NLa	2,492	18,488
Saracen Mineral Holdings Ltd.[a,c]	19,316	9,757
Seek Ltd.	8,628	55,295
Senex Energy Ltd.[a]	24,162	15,638
Seven Group Holdings Ltd.	2,764	21,117
Sigma Pharmaceuticals Ltd.	29,224	18,606
Silex Systems Ltd.[a]	5,912	24,015
Silver Lake Resources Ltd.[a]	5,884	16,595
Skilled Group Ltd.	10,124	23,439
Spark Infrastructure Group[d]	29,248	50,170
St Barbara Ltd.[a]	9,076	13,276
Starpharma Holdings Ltd.[a]	7,440	11,470
Sundance Resources Ltd.[a]	60,352	21,276
Sunland Group Ltd.[a]	12,540	11,613
Super Retail Group Ltd.	3,492	28,149
Tiger Resources Ltd.[a]	22,364	6,825
TPG Telecom Ltd.	10,168	20,705
Transfield Services Ltd.	13,560	26,328
Transpacific Industries Group Ltd.[a]	33,639	27,435
Troy Resources Ltd.	2,620	11,001
UGL Ltd.	4,624	63,454
Virgin Australia Holdings Ltd.[a]	76,620	32,656
Virgin Australia Holdings Ltd. New[a]	95,775	504
Watpac Ltd.	12,584	9,667
Western Areas NL	4,864	17,915
White Energy Co. Ltd.[a,c]	15,680	5,033

		2,533,546

Security	Shares	Value

AUSTRIA — 0.62%
Atrium European Real Estate Ltd.	4,748	$21,197
BWT AG	772	12,422
Oesterreichische Post AG	284	9,060
Palfinger AG	740	14,582
RHI AG	1,108	24,562
Schoeller-Bleckmann Oilfield Equipment AG	428	36,059
Semperit AG Holding	288	9,789
Wienerberger AG	3,008	25,376
Zumtobel AG	332	3,576

		156,623
BELGIUM — 1.45%
Ackermans & van Haaren NV	700	53,725
Agfa-Gevaert NVa	6,504	10,012
Barco NV	280	16,138
Befimmo SCA	584	34,933
Cofinimmo SA	444	48,256
Compagnie Maritime Belge SA	612	12,813
EVS Broadcast Equipment SA	400	18,917
Ion Beam Applications SAa	1,288	6,583
Nyrstar NVa	3,268	15,745
Rezidor Hotel Group ABa	4,044	13,640
RHJ International SAa	3,804	17,802
SA D’Ieteren NV	912	37,952
Sofina SA	388	28,733
Tessenderlo Chemie NV	568	14,914
ThromboGenics NVa	960	31,011
Van de Velde NV	152	6,887

		368,061
DENMARK — 1.43%
ALK-Abello A/S	320	20,311
Alm. Brand A/Sa	6,512	12,717
Bang & Olufsen A/S Class Ba	928	9,215
Genmab A/Sa	1,584	16,280
GN Store Nord A/S	6,092	72,947
Jyske Bank A/S Registered[a]	1,876	50,392
NKT Holding A/S	664	21,100
Pandora A/Sc	1,304	12,539
SimCorp A/S	176	28,750

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Sydbank A/Sa	2,392	$38,836
Topdanmark A/Sa	468	79,625

		362,712
FINLAND — 1.96%
Amer Sports OYJ Class A	2,980	33,893
Cargotec Corp. Class B	1,028	22,472
Citycon OYJ	4,332	13,178
Elisa OYJ	3,140	65,392
Huhtamaki OYJ	2,924	44,005
Konecranes OYJ	1,488	38,722
Metsa Board OYJ[a]	6,152	15,835
Orion OYJ Class B	1,700	34,001
Outotec OYJ	1,036	47,642
Pohjola Bank PLC Class A	2,456	28,598
Ramirent OYJ	2,760	21,278
Sponda OYJ	4,972	20,023
Talvivaara Mining Co. PLC[a]	3,472	8,154
Tieto OYJ	1,656	27,675
Uponor OYJ	2,208	22,923
YIT OYJ	2,956	53,187

		496,978
FRANCE — 3.36%
Altran Technologies SAa	3,620	16,986
BOURBON SAc	1,532	40,678
CFAO SA	1,008	47,757
Compagnie Plastic Omnium SA	952	25,882
Derichebourg	4,428	9,609
Etablissements Maurel et Prom	2,544	39,226
Eurofins Scientific SA	172	22,411
Guerbet	80	6,670
Havas SA	10,188	49,774
IMS International Metal Service	1,120	10,428
Ingenico SA	492	26,388
Ipsos SA	997	29,014
Laurent-Perrier Group	128	11,197
M6-Metropole Television	2,056	28,600
Maurel & Prom Nigeria[a]	2,544	5,733
Medica SA	1,244	20,828
Mercialys	916	18,112
Mersen	484	12,273
Neopost SA	880	50,265
Nexans SA	728	31,886

Security	Shares	Value

Nexity	760	$18,064
Orpea SA	925	34,517
Remy Cointreau SA	416	49,183
Rubis SCA	632	33,313
SA des Ciments Vicat	324	13,674
Saft Groupe SA	1,110	25,222
Sechilienne-Sidec	1,084	13,884
Societe de la Tour Eiffel	308	16,538
Societe Immobiliere de Location pour l’Industrie et le Commerce	456	44,927
Soitec SAa,c	4,668	12,872
Technicolor SA Registered[a,c]	5,396	11,789
Teleperformance SA	1,640	40,496
Ubisoft Entertainment SAa	2,184	15,116
Virbac SA	100	17,599

		850,911
GERMANY — 5.61%
Aareal Bank AGa	1,804	29,993
Air Berlin PLC[a]	4,980	11,162
AIXTRON AGc	2,668	35,256
Alstria Office REIT AG	1,940	21,615
Aurubis AG	1,008	51,649
Bauer AG	568	13,291
BayWa AG Registered	988	36,838
centrotherm photovoltaics AG	6,700	8,383
Delticom AG	152	10,352
Deutsche EuroShop AG	1,128	41,516
Deutsche Wohnen AG Bearer	2,768	46,259
DEUTZ AGa	4,724	17,663
DIC Asset AG	2,077	17,394
Douglas Holding AG	1,284	53,717
ElringKlinger AG	1,168	32,466
Freenet AG	2,764	40,593
Fuchs Petrolub AG	1,064	53,607
GAGFAH SAa	2,472	25,430
Gerry Weber International AG	780	32,161
Gildemeister AG	2,060	31,256
Grenkeleasing AG	408	24,370
H&R AG	684	10,311
Heidelberger Druckmaschinen AGa,c	6,856	8,798
IVG Immobilien AGa	6,096	14,182
Jenoptik AG	3,400	23,043
Kloeckner & Co. SEa	1,651	14,398

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Kontron AG	3,164	$15,520
Krones AG	480	22,505
KUKA AGa	1,076	24,509
LEONI AG	980	36,521
MorphoSys AGa	524	11,745
MTU Aero Engines Holding AG	1,176	88,607
Nordex SEa,c	2,720	10,217
Pfeiffer Vacuum Technology AG	268	26,530
Praktiker Bau-und Heimwerkermaerkte Holding AGa	2,456	3,983
Rational AG	124	28,412
Rheinmetall AG	604	30,290
Rhoen Klinikum AG	1,928	41,552
SGL Carbon SEc	1,396	56,718
Singulus Technologies AGa	2,344	5,947
Sky Deutschland AGa,c	13,328	40,871
Stada Arzneimittel AG	1,516	48,095
Symrise AG	3,276	103,123
Vossloh AG	376	33,206
Wincor Nixdorf AG	1,040	39,660
Wirecard AG	2,336	46,318

		1,420,032
GREECE — 0.20%
Ellaktor SAa	1,080	1,383
Jumbo SAa	780	2,911
Marfin Investment Group SAa	4,644	1,041
Mytilineos Holdings SAa	2,866	7,483
Piraeus Bank SAa	35,550	9,719
Titan Cement Co. SAa	1,740	27,858

		50,395
HONG KONG — 6.14%
Ajisen (China) Holdings Ltd.	12,000	8,342
AMVIG Holdings Ltd.[c]	48,000	21,729
Anxin-China Holdings Ltd.	48,000	8,914
APAC Resources Ltd.[a]	160,000	5,159
Apollo Solar Energy Technology Holdings Ltd.[a]	240,000	6,469
BaWang International (Group) Holding Ltd.[a]	88,000	6,015
Boshiwa International Holding Ltd.[a,b]	20,000	3,250
BYD Electronic International Co. Ltd.	38,000	7,547
Chigo Holding Ltd.[a]	80,000	1,640

Security	Shares	Value

Chiho-Tiande Group Ltd.	16,000	$8,254
China Automation Group Ltd.	28,000	5,020
China Gas Holdings Ltd.	80,000	42,303
China Green Holdings Ltd.[c]	48,000	10,772
China High Precision Automation Group Ltd.[b,c]	20,000	3,069
China Hongxing Sports Ltd.[a,b]	198,000	16
China ITS Holdings Co. Ltd.[a]	36,000	4,689
China Liansu Group Holdings Ltd.	24,000	10,803
China Lilang Ltd.	8,000	4,880
China Lumena New Materials Corp.[c]	72,000	11,329
China Medical System Holdings Ltd.[c]	28,800	14,263
China Mining Resources Group Ltd.[a,b]	300,000	2,186
China Oil and Gas Group Ltd.[a]	80,000	7,945
China Precious Metal Resources Holdings Co. Ltd.[a,c]	88,000	12,598
China Rare Earth Holdings Ltd.[c]	24,000	5,107
China Resources and Transportation Group Ltd.[a,c]	400,000	14,187
China SCE Property Holdings Ltd.	48,000	11,143
China Shanshui Cement Group Ltd.	64,000	36,401
China Shineway Pharmaceutical Group Ltd.	8,000	11,370
China Singyes Solar Technologies Holdings Ltd.	19,200	6,240
China South City Holdings Ltd.	88,000	13,279
China Tontine Wines Group Ltd.	72,000	6,222
China Vanadium Titano-Magnetite Mining Co. Ltd.[c]	20,000	2,966
China Wireless Technologies Ltd.	48,000	7,305
China ZhengTong Auto Services Holdings Ltd.[a]	24,000	11,453
Chow Sang Sang Holdings International Ltd.	8,000	16,323
CITIC 21CN Co. Ltd.[a]	144,000	6,686
Citic Telecom International Holdings Ltd.	36,000	6,918
CP Pokphand Co. Ltd.[c]	176,000	21,791
CST Mining Group Ltd.[a]	480,000	7,181
Daphne International Holdings Ltd.	24,000	24,020
Dejin Resources Group Co. Ltd.[a]	277,500	3,686
Dickson Concepts International Ltd.	24,000	12,938
Digital China Holdings Ltd.	24,000	37,453
Dongyue Group Ltd.[c]	36,000	19,036
Emperor Watch & Jewellery Ltd.	80,000	7,222

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

eSun Holdings Ltd.[a]	40,000	$5,159
EVA Precision Industrial Holdings Ltd.	40,000	3,044
Fantasia Holdings Group Co. Ltd.	72,000	7,336
Far East Consortium International Ltd.	16,000	2,910
Fook Woo Group Holdings Ltd.[a,b,c]	40,000	3,534
Fufeng Group Ltd.	44,000	13,903
G-Resources Group Ltd.[a]	420,000	24,376
Giordano International Ltd.	48,000	33,553
Global Bio-Chem Technology Group Co. Ltd.	72,000	8,357
Glorious Property Holdings Ltd.[a]	64,000	9,575
Golden Meditech Holdings Ltd.[a]	96,000	10,648
Haier Electronics Group Co. Ltd.[a]	16,000	18,551
Haitian International Holdings Ltd.	16,000	15,435
Henderson Investment Ltd.	224,000	16,467
Heng Tai Consumables Group Ltd.[a]	127,500	2,993
Hengdeli Holdings Ltd.	32,000	8,914
Hi Sun Technology (China) Ltd.[a,c]	48,000	5,324
HKC (Holdings) Ltd.	168,500	6,411
HKR International Ltd.	48,000	17,767
I.T Ltd.	16,000	6,727
Inspur International Ltd.	240,000	6,779
Interchina Holdings Co. Ltd.[a]	140,000	7,854
Intime Department Store Group Co. Ltd.	18,000	16,924
Jinchuan Group International Resources Co. Ltd.[a]	32,000	4,994
Ju Teng International Holdings Ltd.	56,000	16,034
Kaisa Group Holdings Ltd.[a]	40,000	7,274
King Stone Energy Group Ltd.[a,c]	90,000	4,121
Kingdee International Software Group Co. Ltd.[a,c]	57,600	6,686
Kingsoft Corp. Ltd.	24,045	9,986
Lai Sun Development Co. Ltd.[a]	360,583	6,511
Lijun International Pharmaceutical Holding Co. Ltd.	60,000	14,703
Lonking Holdings Ltd.	36,000	6,639
Luk Fook Holdings International Ltd.[c]	12,000	29,096
Man Wah Holdings Ltd.	4,800	1,795
Midland Holdings Ltd.	32,000	17,169
Mingyuan Medicare Development Co. Ltd.[a]	240,000	3,869
Minth Group Ltd.[c]	24,000	24,608
Neo-Neon Holdings Ltd.	20,000	2,063

Security	Shares	Value

North Mining Shares Co. Ltd.[a,c]	200,000	$9,157
NVC Lighting Holdings Ltd.	24,000	4,364
O-Net Communications Group Ltd.	24,000	5,417
Oriental Press Group Ltd.	40,000	4,179
Pacific Basin Shipping Ltd.	44,000	19,578
PCD Stores Ltd.	96,000	6,933
Peace Mark Holdings Ltd.[b]	30,000	—
Ports Design Ltd.	16,000	15,745
Pou Sheng International Holdings Ltd.[a]	64,000	5,118
Powerlong Real Estate Holdings Ltd.	32,000	5,571
Prosperity REIT	52,000	13,212
Real Gold Mining Ltd.[b,c]	27,000	7,713
Real Nutriceutical Group Ltd.	8,000	2,136
Regal Hotels International Holdings Ltd.	32,000	12,464
REXLot Holdings Ltd.[c]	200,000	12,639
Road King Infrastructure Ltd.	16,000	10,380
Sa Sa International Holdings Ltd.	24,000	14,641
Samsonite International SA	26,400	44,944
Shenguan Holdings Group Ltd.	24,000	13,465
Silver Base Group Holdings Ltd.[c]	12,000	4,891
Singamas Container Holdings Ltd.	48,000	10,029
Sino Biopharmaceutical Ltd.	80,000	30,334
Sino Oil And Gas Holdings Ltd.[a]	300,000	6,848
Sino Prosper State Gold Resources Holdings Ltd.[a]	80,000	3,250
Sinolink Worldwide Holdings Ltd.[a]	144,000	9,286
Skyworth Digital Holdings Ltd.	48,000	18,572
SmarTone Telecommunications Holding Ltd.	12,000	25,382
Sparkle Roll Group Ltd.	96,000	5,633
SRE Group Ltd.[a]	137,143	5,483
Stella International Holdings Ltd.	8,000	19,996
Sunlight REIT	52,000	19,181
Synear Food Holdings Ltd.[a]	76,000	8,185
TCC International Holdings Ltd.	40,000	9,647
TCL Communication Technology Holdings Ltd.	16,000	3,364
Tianneng Power International Ltd.	24,000	14,826
Titan Petrochemicals Group Ltd.[a]	400,000	12,691
Trinity Ltd.	32,000	20,924
Truly International Holdings Ltd.	49,000	7,267
Uni-President China Holdings Ltd.	28,000	26,687
United Energy Group Ltd.[a,c]	89,000	13,430

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

United Laboratories International Holdings Ltd. (The)	32,000	$15,229
Value Partners Group Ltd.	16,000	7,367
Varitronix International Ltd.	24,000	7,986
Vinda International Holdings Ltd.	16,000	26,372
Vitar International Holdings Ltd.[a]	80,000	4,694
Vitasoy International Holdings Ltd.	24,000	21,358
VODone Ltd.	70,400	5,357
Welling Holding Ltd.	41,600	6,170
West China Cement Ltd.	104,000	15,693
Xingda International Holdings Ltd.[c]	12,000	4,039
Yanchang Petroleum International Ltd.[a]	80,000	5,675
Yingde Gases Group Co. Ltd.	26,000	22,266
Yip’s Chemical Holdings Ltd.	16,000	10,400
Yuexiu REIT	60,000	28,090

		1,568,466
IRELAND — 1.35%
Bank of Ireland[a]	602,724	74,971
Beazley PLC	10,168	25,283
C&C Group PLC	7,768	34,153
DCC PLC	1,888	46,945
Grafton Group PLC	5,956	20,392
Greencore Group PLC	9,563	11,312
Kenmare Resources PLC[a]	51,576	30,279
Kingspan Group PLC	3,836	30,707
Paddy Power PLC	584	39,413
Smurfit Kappa Group PLC	3,816	28,433

		341,888
ISRAEL — 0.34%
Allot Communications Ltd.[a]	812	20,985
Hadera Paper Ltd.[a]	704	24,076
Internet Gold-Golden Lines Ltd.[a]	3,120	6,303
Phoenix Holdings Ltd.[a]	8,000	11,933
Retalix Ltd.[a]	1,132	23,694

		86,991
ITALY — 2.50%
ACEA SpA	1,720	9,214
Amplifon SpA	2,136	7,955
Ansaldo STS SpA	2,469	18,959
Autostrada Torino-Milano SpA	912	5,942
Azimut Holding SpA	3,168	30,354

Security	Shares	Value

Banca Generali SpA	920	$10,486
Banca Piccolo Credito Valtellinese Scrl	7,680	10,064
Banca Popolare dell’Emilia Romagna Scrl	6,980	30,465
Banca Popolare di Milano Scrl[a]	77,209	35,467
Banca Popolare di Sondrio Scrl	6,980	38,545
Banco di Desio e della Brianza SpA	2,304	4,636
Beni Stabili SpA	14,372	6,583
CIR SpA	10,000	10,099
COFIDE SpA	35,228	17,246
Credito Emiliano SpA	3,576	12,155
Danieli SpA RNC	2,020	22,041
DiaSorin SpA	832	22,850
ERG SpA	1,236	8,707
Fondiaria-Sai SpA[a,c]	16,079	19,842
Geox SpA	2,508	5,794
Gruppo Editoriale L’Espresso SpA	7,312	5,736
Hera SpA	16,296	19,989
Impregilo SpA	7,732	29,215
Indesit Co. SpA	1,492	5,358
Industria Macchine Automatiche SpA	460	7,416
Interpump Group SpA	3,460	23,969
Iren SpA	12,244	4,313
Italcementi SpA	3,124	12,896
Juventus Football Club SpA[a]	15,076	3,476
KME Group SpA[a]	19,320	7,228
Maire Tecnimont SpA[a]	7,984	5,713
Piaggio & C. SpA	7,660	18,396
Recordati SpA	1,584	10,700
SAES Getters SpA	1,004	8,389
SAES Getters SpA RNC	1,480	8,698
Safilo Group SpA[a]	880	5,668
Societa Cattolica di Assicurazioni Scrl[a]	1,869	22,787
Societa Iniziative Autostradali e Servizi SpA	1,820	12,317
Sorin SpA[a]	13,860	29,086
Tod’s SpA	252	23,230
Yoox SpA[a]	1,372	18,299
Zignago Vetro SpA	3,863	21,970

		632,253
JAPAN — 21.01%
Accordia Golf Co. Ltd.	36	23,693
Adeka Corp.	6,400	54,330

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Advan Co. Ltd.	1,200	$12,753
Aeon Delight Co. Ltd.	800	18,540
AIFUL Corp.[a,c]	6,600	11,324
Akebono Brake Industry Co. Ltd.	6,800	30,038
Amano Corp.	5,600	45,245
Anritsu Corp.	4,000	49,936
AS ONE Corp.	800	17,250
Asahi Diamond Industrial Co. Ltd.	1,600	18,643
Asahi Organic Chemicals Industry Co. Ltd.	8,000	19,872
Asunaro Aoki Construction Co. Ltd.	2,000	10,090
Bank of Okinawa Ltd. (The)	1,200	51,012
Best Denki Co. Ltd.[a]	4,000	7,734
Calbee Inc.	400	27,964
Central Glass Co. Ltd.	4,000	14,904
Chuetsu Pulp & Paper Co. Ltd.	8,000	14,341
CMK Corp.	2,400	8,543
Colowide Co. Ltd.	4,000	32,522
Dai Nippon Toryo Co. Ltd.	12,000	12,446
Daibiru Corp.	3,600	25,398
Daiei Inc. (The)[a]	7,200	16,686
Daifuku Co. Ltd.	4,000	24,020
Daihen Corp.	8,000	24,891
Daikokutenbussan Co. Ltd.	800	22,423
Daio Paper Corp.	4,000	24,328
Daiseki Co. Ltd.	1,600	26,960
Daisyo Corp.	2,000	26,735
Daiwabo Holdings Co. Ltd.	12,000	21,665
Denyo Co. Ltd.	1,200	13,875
Doutor Nichires Holdings Co. Ltd.	3,600	45,173
Duskin Co. Ltd.	3,200	63,385
eAccess Ltd.[c]	108	19,927
EDION Corp.	3,200	15,529
Eighteenth Bank Ltd. (The)	8,000	20,282
Eiken Chemical Co. Ltd.	1,200	16,271
ESPEC Corp.	2,400	22,187
Foster Electric Co. Ltd.	1,200	18,545
FP Corp.	800	55,826
Fuji Kyuko Co. Ltd.	4,000	25,557
Fuji Oil Co. Ltd.	2,400	30,392
Fuji Soft Inc.	2,000	31,191
Fujita Kanko Inc.	4,000	13,111
Fujitsu Frontech Ltd.	800	4,405

Security	Shares	Value

Furukawa Co. Ltd.[a]	36,000	$29,962
Furuno Electric Co. Ltd.	3,600	14,335
Futaba Industrial Co. Ltd.[a]	3,200	15,078
Fuyo General Lease Co. Ltd.	1,200	39,257
Gecoss Corp.	1,200	6,330
Geo Holdings Corp.	28	31,262
GMO Internet Inc.	2,800	14,161
Goldcrest Co. Ltd.	1,160	18,061
Gun-Ei Chemical Industry Co. Ltd.	4,000	10,551
Hanwa Co. Ltd.	12,000	43,175
Heiwa Real Estate Co. Ltd.	14,000	32,983
Hioki E.E. Corp.	800	13,347
Hitachi Kokusai Electric Inc.	4,000	26,530
Hitachi Tool Engineering Ltd.	2,000	21,895
Hitachi Zosen Corp.	28,000	34,417
Hogy Medical Co. Ltd.	800	38,924
Hokkan Holdings Ltd.	4,000	11,268
Hokuetsu Kishu Paper Co. Ltd.	6,000	27,811
Honeys Co. Ltd.	880	16,259
HORIBA Ltd.	1,600	56,912
Hosiden Corp.	3,600	21,250
Ichibanya Co. Ltd.[c]	800	23,447
Inaba Denki Sangyo Co. Ltd.	2,000	57,849
Inaba Seisakusho Co. Ltd.	1,200	15,380
Iseki & Co. Ltd.	8,000	20,999
Ishihara Sangyo Kaisha Ltd.[a]	16,000	12,907
Japan Airport Terminal Co. Ltd.	3,200	36,794
Japan Digital Laboratory Co. Ltd.	2,400	26,581
Japan Securities Finance Co. Ltd.	5,200	25,168
Japan Transcity Corp.	8,000	27,247
Joshin Denki Co. Ltd.	4,000	45,736
Juki Corp.	8,000	11,985
JVC Kenwood Corp.	3,600	11,109
Kadokawa Group Holdings Inc.[c]	1,200	33,987
Kanematsu Corp.[a]	28,000	33,342
Keiyo Co. Ltd.[c]	4,000	24,840
Kenedix Inc.[a]	160	21,429
Kinugawa Rubber Industrial Co. Ltd.	4,000	25,557
Kisoji Co. Ltd.	2,400	48,983
Kiyo Holdings Inc.	36,000	50,704
Komori Corp.	3,200	19,339
Kourakuen Corp.	1,600	24,379
Kureha Corp.	12,000	49,321

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Kyoei Steel Ltd.	800	$15,713
Kyoritsu Maintenance Co. Ltd.	1,200	26,028
Kyowa Exeo Corp.	4,000	41,332
Leopalace21 Corp.[a]	3,200	10,858
Maezawa Kasei Industries Co. Ltd.	800	8,891
Makino Milling Machine Co. Ltd.	4,000	20,640
Mars Engineering Corp.	800	18,274
Maruha Nichiro Holdings Inc.	16,000	23,969
Marusan Securities Co. Ltd.	6,000	19,974
Matsuya Co. Ltd.[a]	1,600	14,218
Matsuya Foods Co. Ltd.	1,600	30,156
Megachips Corp.	1,200	22,003
MEGMILK SNOW BRAND Co. Ltd.	1,600	27,206
Meidensha Corp.[c]	8,000	29,603
Meitec Corp.	2,400	51,780
Mikuni Coca-Cola Bottling Co. Ltd.	3,600	31,206
Mitsubishi Paper Mills Ltd.[a]	32,000	27,042
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	8,553
Mitsuuroko Holdings Co. Ltd.	2,400	16,041
Miura Co. Ltd.	1,200	30,453
Mr Max Corp.	2,000	7,862
Nachi-Fujikoshi Corp.	8,000	26,120
Nagaileben Co. Ltd.	2,400	36,476
Net One Systems Co. Ltd.	2,400	34,264
Nice Holdings Inc.	4,000	9,577
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	25,890
Nichicon Corp.	2,800	22,981
Nifco Inc.	2,400	53,777
Nihon Dempa Kogyo Co. Ltd.	1,200	14,489
Nihon Kohden Corp.	2,000	65,455
Nihon Unisys Ltd.	3,600	24,154
Nikkiso Co. Ltd.	4,000	45,941
Nippon Carbon Co. Ltd.	8,000	17,721
Nippon Chemi-Con Corp.[a,c]	4,000	9,065
Nippon Chemiphar Co. Ltd.	4,000	22,023
Nippon Coke & Engineering Co. Ltd.	12,000	14,750
Nippon Denko Co. Ltd.	4,000	12,702
Nippon Gas Co. Ltd.	1,200	15,780
Nippon Parking Development Co. Ltd.	376	19,089
Nippon Suisan Kaisha Ltd.	10,400	24,102
Nippon Yakin Kogyo Co. Ltd.[a]	4,000	4,149
Nishio Rent All Co. Ltd.	800	9,670
Nissin Kogyo Co. Ltd.	2,400	32,143

Security	Shares	Value

Nitto Boseki Co. Ltd.	8,000	$23,764
NOF Corp.	12,000	58,233
Noritsu Koki Co. Ltd.	3,200	14,750
Noritz Corp.	2,400	41,639
Oenon Holdings Inc.	8,000	19,974
Ohashi Technica Inc.	1,200	8,359
Oita Bank Ltd. (The)	8,000	25,506
Okumura Corp.	16,000	55,109
Olympic Corp.	800	7,959
Onoken Co. Ltd.	2,800	23,232
Optex Co. Ltd.	1,200	14,151
Orient Corp.[a]	14,000	19,001
OSG Corp.	4,000	54,802
Panasonic Industrial Devices SUNX Co. Ltd.	3,200	14,709
Parco Co. Ltd.[c]	2,800	35,708
Pasona Group Inc.	28	19,001
Penta-Ocean Construction Co. Ltd.[c]	8,000	20,384
Pioneer Corp.[a]	8,800	24,338
Resorttrust Inc.	1,600	28,271
Right On Co. Ltd.	1,600	13,665
Riken Technos Corp.	4,000	11,268
Ringer Hut Co. Ltd.	2,400	32,604
Round One Corp.	2,400	12,415
Royal Holdings Co. Ltd.	4,000	47,375
Ryosan Co. Ltd.	2,000	37,234
S.T. Corp.	2,000	22,971
Sagami Chain Co. Ltd.[a]	4,000	31,805
Saibu Gas Co. Ltd.	8,000	21,511
Saizeriya Co. Ltd.	2,800	42,986
San-Ai Oil Co. Ltd.	4,000	19,411
Sanken Electric Co. Ltd.[a]	8,000	30,115
Sankyu Inc.	12,000	45,327
Sanshin Electronics Co. Ltd.	1,600	11,862
Sanyo Special Steel Co. Ltd.	4,000	14,853
SCSK Corp.	1,660	22,551
Seiko Holdings Corp.[a,c]	8,000	21,921
Senshukai Co. Ltd.	2,000	12,599
Shibaura Mechatronics Corp.[a]	4,000	7,682
Shikoku Chemicals Corp.	4,000	21,869
Shimojima Co. Ltd.	800	9,762
Shinwa Co. Ltd.	800	9,506
Ship Healthcare Holdings Inc.	1,200	31,513

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Showa Corp.	3,600	$27,980
Sinfonia Technology Co. Ltd.	8,000	17,106
Star Micronics Co. Ltd.	2,000	18,796
Sumitomo Warehouse Co. Ltd. (The)	12,000	54,545
T-Gaia Corp.	12	24,599
Tadano Ltd.	8,000	54,904
Taisei Lamick Co. Ltd.	800	23,396
Takiron Co. Ltd.	4,000	12,855
Tamura Corp.	8,000	18,950
Tenma Corp.	2,400	22,894
Toa Oil Co. Ltd.	8,000	9,219
Toagosei Co. Ltd.	12,000	45,480
TOC Co. Ltd.	6,800	36,307
Toda Kogyo Corp.	4,000	17,721
Toho Bank Ltd. (The)	12,000	37,183
Toho Holdings Co. Ltd.	2,400	47,324
Toho Zinc Co. Ltd.	8,000	26,530
Tokai Tokyo Financial Holdings Inc.	12,000	40,871
Tokyo Dome Corp.[a]	8,000	23,355
Tokyo Ohka Kogyo Co. Ltd.	2,400	51,104
Tokyo Tomin Bank Ltd. (The)	2,800	25,455
TOLI Corp.	8,000	15,877
Topcon Corp.	3,600	25,905
Tosho Printing Co. Ltd.	4,000	6,607
Toyo Electric Manufacturing Co. Ltd.	4,000	12,292
Toyo Tanso Co. Ltd.	800	22,433
Toyo Wharf & Warehouse Co. Ltd.	8,000	13,009
Trans Cosmos Inc.	2,400	32,850
Tsubakimoto Chain Co.	4,000	22,638
Wacom Co. Ltd.	12	26,981
Watami Co. Ltd.	1,200	26,504
Wood One Co. Ltd.	4,000	12,292
Yachiyo Bank Ltd. (The)	1,200	24,200
Yamanashi Chuo Bank Ltd. (The)	8,000	33,803
Yodogawa Steel Works Ltd.	4,000	14,853
Yomiuri Land Co. Ltd.	8,000	25,403
Zensho Holdings Co. Ltd.[c]	3,600	46,187

		5,323,016
NETHERLANDS — 2.29%
Aalberts Industries NV	3,088	48,907
Arcadis NV	1,728	36,072
ASM International NV	1,612	61,275
BinckBank NV	2,380	15,837

Security	Shares	Value

CSM NV CVA	1,868	$27,963
Delta Lloyd NV	4,228	55,272
Eurocommercial Properties NV	1,016	34,372
KAS Bank NV CVA	1,760	15,173
Koninklijke BAM Groep NV	5,880	15,453
Koninklijke Ten Cate NV	620	14,523
Koninklijke Wessanen NV	5,108	12,953
Mediq NV	2,708	28,648
Nutreco NV	956	68,711
Royal Imtech NV	2,556	65,333
TomTom NVa,c	2,136	8,568
Unit4 NV	796	18,562
USG People NV	2,454	16,314
Wereldhave NV	688	36,222

		580,158
NEW ZEALAND — 1.08%
AMP NZ Office Trust	46,244	37,168
Fisher & Paykel Appliances Holdings Ltd.[a]	36,164	16,588
Freightways Ltd.	12,060	37,891
Goodman Property Trust	53,408	43,793
Infratil Ltd.	26,876	45,602
Mainfreight Ltd.	3,508	26,571
New Zealand Oil & Gas Ltd.	18,980	12,558
Nuplex Industries Ltd.	10,060	20,663
Tower Ltd.	22,756	31,407

		272,241
NORWAY — 2.57%
Algeta ASA[a]	1,440	39,500
Atea ASA	4,292	36,034
BW Offshore Ltd.	11,494	10,605
DNO International ASA[a]	27,424	36,519
Fred Olsen Energy ASA	848	32,214
Frontline Ltd.[c]	2,772	10,572
Kongsberg Gruppen AS	1,276	24,395
Marine Harvest ASA[a]	65,164	43,659
Norske Skogindustrier ASA[a]	13,716	9,395
Norwegian Energy Co. ASA[a]	6,000	5,486
Norwegian Property ASA	17,288	24,344
Petroleum Geo-Services ASA	4,856	71,769
Pronova BioPharma ASA	8,464	13,199
Prosafe SE	8,604	63,152
Renewable Energy Corp. ASA[a,c]	27,528	9,611

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Schibsted ASA	2,068	$63,603
Seawell Ltd.[a,c]	6,652	11,778
Songa Offshore SEa	4,688	11,285
TGS-NOPEC Geophysical Co. ASA	2,968	87,435
Tomra Systems ASA	5,880	46,335

		650,890
PORTUGAL — 0.63%
Altri SGPS SA	16,156	22,483
Banco BPI SAa,c	27,664	17,069
Banif SGPS SA Registered[a]	33,708	5,397
Mota-Engil SGPS SA	10,420	13,089
Portucel Empresa Produtore de Pasta e Papel SA	17,192	42,261
Semapa — Sociedade de Investimento e Gestao SGPS SA	3,848	23,695
Sonae SGPS SA	29,544	15,682
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	8,132	20,641

		160,317
SINGAPORE — 4.57%
AIMS AMP Capital Industrial REIT	20,000	20,655
ARA Asset Management Ltd.[d]	16,600	18,611
Ascott Residence Trust	24,000	23,629
Biosensors International Group Ltd.[a,c]	44,000	43,496
Cache Logistics Trust	36,000	31,971
Cambridge Industrial Trust	68,200	32,887
CapitaRetail China Trust	32,000	36,906
CDL Hospitality Trusts	32,000	52,723
China Fishery Group Ltd.	28,200	17,565
China XLX Fertiliser Ltd.	40,000	10,609
CitySpring Infrastructure Trust	76,000	25,654
CSE Global Ltd.	20,000	13,743
Ezion Holdings Ltd.	20,000	15,190
Ezra Holdings Ltd.[a]	20,000	15,913
First Resources Ltd.	16,000	24,432
First Ship Lease Trust	156,000	18,806
Fortune REIT	24,000	17,148
Frasers Centrepoint Trust	20,000	28,933
Frasers Commercial Trust	44,200	38,720
Gallant Venture Ltd.[a]	60,000	13,502
GMG Global Ltd.	184,000	17,598

Security	Shares	Value

Goodpack Ltd.	12,000	$16,685
GuocoLeisure Ltd.	28,000	12,940
Hi-P International Ltd.	12,000	7,137
Hyflux Ltd.[c]	24,500	27,370
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	5
K-REIT Asia	28,000	24,979
LionGold Corp. Ltd.[a,c]	28,000	28,579
Lippo Malls Indonesia Retail Trust	68,000	22,680
Mapletree Industrial Trust	48,000	50,151
Mapletree Logistics Trust	52,600	42,909
Midas Holdings Ltd.[c]	40,000	11,734
Oceanus Group Ltd.[a]	128,000	5,761
OSIM International Ltd.	16,000	15,688
Pacific Andes Resources Development Ltd.[c]	20,000	2,379
Parkway Life REIT	20,000	31,505
Raffles Education Corp. Ltd.[c]	44,000	13,968
Raffles Medical Group Ltd.[c]	16,000	31,891
Sakari Resources Ltd.	20,000	21,057
SATS Ltd.	12,000	24,882
Sound Global Ltd.	28,000	13,840
Starhill Global REIT	36,000	20,542
Suntec REIT	84,000	97,553
Super Group Ltd.	12,000	19,289
Swiber Holdings Ltd.[a,c]	16,000	7,523
Tat Hong Holdings Ltd.	32,000	25,333
Tiger Airways Holdings Ltd.[a]	48,000	27,004
United Engineers Ltd.	8,000	14,659
UOB-Kay Hian Holdings Ltd.	4,000	5,208
Ying Li International Real Estate Ltd.[a]	64,000	15,688

		1,157,630
SPAIN — 1.78%
Abengoa SA	1,596	21,228
Almirall SAa	1,282	9,947
Bolsas y Mercados Espanoles	1,884	37,008
Codere SAa	1,420	5,596
Construcciones y Auxiliar de Ferrocarriles SA	84	37,759
Ebro Puleva SA	2,688	42,274
Ence Energia y Celulosa SA	10,052	21,045
FAES FARMA SA	6,241	10,568

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Gamesa Corporacion Tecnologica SA	9,356	$14,149
Gamesa Corporacion Tecnologica SA New[a]	283	428
Grupo Catalana Occidente SA	2,260	27,833
NH Hoteles SAa	6,971	17,514
Obrascon Huarte Lain SA	2,170	42,759
Papeles y Cartones de Europa SA	4,013	8,723
Prosegur Compania de Seguridad SA	7,080	32,610
Sacyr Vallehermoso SAa,c	6,476	10,368
Sol Melia SA	2,892	16,384
Tecnicas Reunidas SA	656	27,776
Tubacex SAa	1,648	3,126
Tubos Reunidos SA	312	596
Viscofan SA	1,096	50,333
Zeltia SAa	9,096	13,835

		451,859
SWEDEN — 4.06%
AarhusKarlshamn AB	752	24,534
Active Biotech ABa	2,468	17,922
Avanza Bank Holding AB	1,664	31,985
Axfood AB	812	28,824
Axis Communications AB	1,600	41,124
BE Group AB	3,252	8,239
Betsson ABa	1,064	30,874
Billerud AB	4,520	40,445
Castellum AB	6,180	83,154
CDON Group ABa	2,712	16,178
D. Carnegie & Co. ABa,b	3,396	—
Eniro ABa,c	2,288	2,713
Fabege AB	4,948	43,000
Hakon Invest AB	2,460	38,952
Hoganas AB Class B	888	28,710
Hufvudstaden AB Class A	3,240	39,515
Intrum Justitia AB	1,304	18,199
JM AB	2,400	45,691
KappAhl ABa	6,348	5,283
Klovern AB	3,788	13,670
Kungsleden AB	5,208	29,917
Lindab International AB	3,200	19,749
Loomis AB Class B	1,528	19,299
Lundbergforetagen AB	524	16,833
Meda AB Class A	6,000	56,959
Mekonomen AB	400	11,459

Security	Shares	Value

NCC AB Class B	2,168	$40,811
Nibe Industrier AB Class B	2,148	29,503
Peab AB	5,720	26,902
Saab AB	1,196	20,030
SAS ABa	7,971	7,045
SkiStar AB	2,040	22,987
TradeDoubler AB	1,200	2,651
Trelleborg AB Class B	7,200	74,554
Wallenstam AB Class B	2,972	31,934
Wihlborgs Fastigheter AB	4,088	59,461

		1,029,106
SWITZERLAND — 3.01%
Autoneum Holding AGa	52	2,359
Bank Sarasin & Compagnie AG Class B Registered[a]	796	21,951
BB BIOTECH AG Registered[a]	476	45,187
Belimo Holding AG	8	13,983
Bucher Industries AG Registered	328	56,289
Dufry AG Registered[a]	416	50,878
Flughafen Zurich AG Registered	66	23,851
Forbo Holding AG Registered[a]	64	36,742
Galenica Holding AG Registered	128	74,009
Georg Fischer AG Registered[a]	96	33,437
Helvetia Holding AG Registered	204	63,420
Kaba Holding AG Class B Registered	128	46,977
Kudelski SA Bearer[a]	1,564	13,019
Kuoni Reisen Holding AG Class B Registered[a]	80	21,119
Logitech International SA Registered[a,c]	4,496	39,984
Meyer Burger Technology AGa,c	976	12,907
Mobimo Holding AG Registered	144	33,289
OC Oerlikon Corp. AG Registered[a]	4,864	39,842
Panalpina Welttransport Holding AG Registered	436	41,971
Rieter Holding AG Registered[a]	92	12,195
Schmolz + Bickenbach AG Registered[a]	680	2,928
Temenos Group AG Registered[a]	1,324	17,577
Valiant Holding Registered	320	27,868
Valora Holding AG Registered	88	14,931
Vontobel Holding AG Registered	740	16,310

		763,023

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

UNITED KINGDOM — 22.60%
Aberdeen Asset Management PLC	22,128	$89,553
Afren PLC[a]	22,184	44,386
Amlin PLC	11,948	70,575
Aquarius Platinum Ltd.	12,232	7,413
Ashtead Group PLC	14,328	56,729
AVEVA Group PLC	1,912	53,504
AZ Electronic Materials SA	7,848	34,712
Babcock International Group PLC	7,192	96,739
Balfour Beatty PLC	15,657	71,116
Barratt Developments PLC[a]	23,496	48,667
BBA Aviation PLC	9,848	28,267
Bellway PLC	3,096	38,928
Berkeley Group Holdings PLC (The)[a]	3,060	65,587
Betfair Group PLC	2,424	29,016
Bodycote PLC	5,805	29,923
Booker Group PLC	30,340	43,710
Bovis Homes Group PLC	4,536	32,053
Britvic PLC	7,584	35,755
BTG PLC[a]	7,388	43,269
Bumi PLC[a]	2,216	12,364
Cable & Wireless Communications PLC	60,988	29,890
Cape PLC	2,768	12,573
Capital & Counties Properties PLC	12,876	42,366
Carillion PLC	12,560	49,768
Carpetright PLC[a]	1,800	16,498
Carphone Warehouse Group PLC	2,956	5,870
Catlin Group Ltd.	9,476	64,332
Centamin PLC[a]	24,816	25,895
Chemring Group PLC	6,100	27,650
Close Brothers Group PLC	4,688	54,685
COLT Group SAa	8,848	15,540
Cookson Group PLC	6,648	57,393
Croda International PLC	3,604	132,698
CSR PLC	4,844	23,786
Dairy Crest Group PLC	3,620	19,148
Davis Service Group PLC (The)	2,960	23,629
De La Rue PLC	2,128	34,042
Debenhams PLC	25,972	37,417
Derwent London PLC	2,600	79,396
Dialog Semiconductor PLC[a]	1,548	29,807
Dignity PLC	1,344	18,784
Domino Printing Sciences PLC	2,300	19,910

Security	Shares	Value

Domino’s Pizza Group PLC	3,652	$29,296
DS Smith PLC	27,704	65,153
DSG International PLC[a]	88,697	22,055
Dunelm Group PLC	1,948	17,046
easyJet PLC	7,777	68,358
Electrocomponents PLC	9,468	31,909
Elementis PLC	10,976	36,114
EnQuest PLC[a]	14,112	24,919
Enterprise Inns PLC[a]	12,068	10,872
Fenner PLC	5,124	28,203
Fidessa Group PLC	904	19,858
Filtrona PLC	5,328	38,818
FirstGroup PLC	10,956	38,348
Galiform PLC	19,052	41,194
Galliford Try PLC	3,092	29,624
Gem Diamonds Ltd.[a]	2,944	9,092
Genus PLC	1,408	28,237
Go-Ahead Group PLC (The)	1,200	24,160
Great Portland Estates PLC	6,820	45,905
Greene King PLC	6,636	62,280
Halfords Group PLC	5,760	18,537
Halma PLC	8,212	50,887
Henderson Group PLC	21,884	33,482
Heritage Oil PLC[a]	5,012	9,659
hibu PLC[a,c]	179,088	3,648
Hikma Pharmaceuticals PLC	3,912	42,660
Hiscox Ltd.	12,648	87,610
Hochschild Mining PLC	3,764	24,751
Home Retail Group PLC	17,696	21,488
Homeserve PLC	8,696	28,353
Hunting PLC	3,252	39,743
IG Group Holdings PLC	9,488	66,703
Imagination Technologies Group PLC[a]	6,724	52,781
Inchcape PLC	11,100	65,514
Informa PLC	10,956	63,514
Intermediate Capital Group PLC	11,460	46,666
International Personal Finance PLC	6,340	27,814
Interserve PLC	5,056	25,746
ITE Group PLC	4,872	14,580
Jardine Lloyd Thompson Group PLC	3,529	40,557
JD Wetherspoon PLC	5,416	39,323
JKX Oil & Gas PLC[a]	3,076	4,217
Jupiter Fund Management PLC	7,220	24,548

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

Keller Group PLC	2,636	$19,246
Kesa Electricals PLC	15,584	10,438
Kier Group PLC	1,440	28,654
Laird PLC	7,620	25,908
Lamprell PLC	3,196	3,956
Lancashire Holdings Ltd.	4,176	51,231
Marston’s PLC	22,764	39,697
Melrose PLC	28,688	99,156
Michael Page International PLC	8,572	49,357
Micro Focus International PLC	4,044	34,057
Millennium & Copthorne Hotels PLC	2,500	18,755
Mitchells & Butlers PLC[a]	10,032	40,977
Mitie Group PLC	5,772	24,544
Mondi PLC	9,152	78,078
Morgan Crucible Co. PLC (The)	8,416	33,348
N Brown Group PLC	4,572	18,833
National Express Group PLC	11,096	36,665
New World Resources PLC Class A	2,440	11,285
Ocado Group PLC[a]	11,220	13,009
Pace PLC	7,232	17,167
Paragon Group of Companies PLC	7,508	20,821
PartyGaming PLC	18,488	29,778
Pennon Group PLC	7,408	89,141
Persimmon PLC	7,536	72,675
Petropavlovsk PLC	4,292	28,573
Phoenix Group Holdings	3,856	29,326
Premier Farnell PLC	12,936	36,057
Premier Foods PLC[a]	5,033	5,678
Premier Oil PLC[a]	10,544	63,752
Provident Financial PLC	2,776	55,934
PZ Cussons PLC	4,632	22,266
QinetiQ Group PLC	14,284	37,487
Rathbone Brothers PLC	1,440	29,105
Redrow PLC[a]	9,592	18,786
Regus PLC	18,608	26,750
Renishaw PLC	640	15,142
Restaurant Group PLC (The)	3,740	19,109
Rightmove PLC	2,296	53,673
Rotork PLC	1,884	65,118
RPC Group PLC	4,348	27,951
RPS Group PLC	7,724	29,287
Savills PLC	3,656	21,120
SDL PLC	1,376	14,617

Security	Shares	Value

Senior PLC	9,896	$29,863
Shaftesbury PLC	7,470	63,728
Shanks Group PLC	10,592	13,019
SIG PLC	12,663	18,650
SOCO International PLC[a]	7,472	38,200
Spectris PLC	3,164	76,690
Spirax-Sarco Engineering PLC	1,676	51,600
Spirent Communications PLC	15,848	41,020
Spirit Pub Co. PLC	18,456	14,892
Sportingbet PLC	14,484	7,602
Sports Direct International PLC[a]	5,636	25,485
St James’s Place PLC	6,040	32,554
Stagecoach Group PLC	14,276	63,166
SuperGroup PLC[a]	740	4,849
TalkTalk Telecom Group PLC	15,716	42,747
Taylor Wimpey PLC	72,704	50,292
Telecity Group PLC[a]	3,916	52,643
Thomas Cook Group PLC	22,952	6,023
Travis Perkins PLC	6,412	101,367
Tullett Prebon PLC	6,960	29,770
UBM PLC	3,468	34,803
Ultra Electronics Holdings PLC	1,484	34,156
UNITE Group PLC	6,536	21,710
Victrex PLC	2,772	55,115
W.S. Atkins PLC	2,956	34,273
WH Smith PLC	3,992	34,432
Xchanging PLC[a]	5,156	7,836
Yule Catto & Co. PLC	6,728	14,737

		5,725,294

TOTAL COMMON STOCKS
(Cost: $32,041,616)		24,982,390

INVESTMENT COMPANIES — 0.35%

AUSTRALIA — 0.15%
Hastings Diversified Utilities Fund	14,344	38,341

		38,341

SWITZERLAND — 0.20%
Schroder ImmoPLUS	20	23,579
Swisscanto CH Real Estate Fund Ifca	220	27,267

		50,846

TOTAL INVESTMENT COMPANIES
(Cost: $88,060)		89,187

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 0.49%

GERMANY — 0.49%
Biotest AG	224	$11,200
Draegerwerk AG & Co. KGaA	192	18,834
Fuchs Petrolub AG	820	43,833
ProSiebenSat.1 Media AG	2,432	51,217

		125,084

TOTAL PREFERRED STOCKS (Cost: $96,033)		125,084

RIGHTS — 0.01%

FRANCE — 0.00%
Technicolor SAa,c	5,396	292

		292

NORWAY — 0.01%
Renewable Energy Corp. ASA[a]	17,328	1,729

		1,729

TOTAL RIGHTS
(Cost: $0)		2,021

SHORT-TERM INVESTMENTS — 4.52%

MONEY MARKET FUNDS — 4.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[e,f,g]	1,056,911	1,056,911
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[e,f,g]	72,352	72,352
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	14,583	14,583

		1,143,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,143,846)		1,143,846

TOTAL INVESTMENTS IN SECURITIES — 103.98%
(Cost: $33,369,555)		26,342,528
Other Assets, Less Liabilities — (3.98)%		(1,007,623)

NET ASSETS — 100.00%		$25,334,905

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.51%

AUSTRALIA — 3.25%
Alumina Ltd.	287,643	$205,837
Amcor Ltd.	59,075	468,744
AMP Ltd.	454,056	1,916,082
APA Group[a]	36,784	189,677
Asciano Group	66,702	304,641
ASX Ltd.	75,326	2,474,789
Australia and New Zealand Banking Group Ltd.	234,548	5,810,299
Bendigo and Adelaide Bank Ltd.	31,952	275,722
BHP Billiton Ltd.	316,587	10,637,811
Boral Ltd.	60,980	215,619
Brambles Ltd.	367,171	2,407,225
Campbell Brothers Ltd.	5,379	265,482
Coca-Cola Amatil Ltd.	25,308	370,996
Commonwealth Bank of Australia	115,133	6,970,348
CSL Ltd.	85,120	3,824,897
Dexus Property Group	343,824	358,205
Fortescue Metals Group Ltd.	240,588	1,045,645
Goodman Group	109,382	432,807
GPT Group	104,318	376,542
Iluka Resources Ltd.	103,110	1,031,909
Incitec Pivot Ltd.	141,102	461,800
James Hardie Industries SE	53,035	467,141
Lend Lease Group	12,023	102,484
Lynas Corp. Ltd.[b]	445,045	377,016
Macquarie Group Ltd.	59,679	1,568,824
Mirvac Group	220,109	317,336
National Australia Bank Ltd.	156,145	4,104,694
Newcrest Mining Ltd.	90,621	2,241,078
Orica Ltd.	116,357	3,047,739
Origin Energy Ltd.	105,604	1,312,474
OZ Minerals Ltd.	33,445	266,081
QBE Insurance Group Ltd.	126,005	1,861,724
QR National Ltd.	60,496	203,722
Rio Tinto Ltd.	62,761	3,513,677
Santos Ltd.	159,165	1,800,596
SP AusNet	351,560	390,312
Stockland Corp. Ltd.	110,355	389,043
Suncorp Group Ltd.	276,791	2,472,976
Telstra Corp. Ltd.	610,862	2,571,363

Security	Shares	Value

Transurban Group	69,343	$446,596
Wesfarmers Ltd.	133,854	4,590,669
Westfield Group	195,348	2,055,745
Westfield Retail Trust	276,771	888,343
Westpac Banking Corp.	220,109	5,373,857
Woodside Petroleum Ltd.	78,967	2,804,657
Woolworths Ltd.	135,666	4,078,886
WorleyParsons Ltd.	18,063	495,934

		87,788,044
AUSTRIA — 0.12%
Erste Group Bank AGb	39,146	710,137
IMMOFINANZ AGb	75,326	246,855
OMV AG	26,547	836,311
Telekom Austria AG	42,274	385,263
voestalpine AG	37,938	1,034,904

		3,213,470
BELGIUM — 0.36%
Ageas	284,623	568,205
Anheuser-Busch InBev NV	89,218	7,050,770
Groupe Bruxelles Lambert SA	26,039	1,707,638
KBC Groep NV	18,667	391,738

		9,718,351
BRAZIL — 0.65%
BM&F Bovespa SA	91,200	511,198
BR Malls Participacoes SA	60,800	708,862
BR Properties SA	60,800	708,269
BRF — Brasil Foods SA	60,800	869,482
BRF — Brasil Foods SA SP ADR	68,438	984,138
CCR SA	60,800	506,753
Cielo SA	30,400	885,188
Companhia de Saneamento Basico do Estado de Sao Paulo	29,600	1,262,110
Companhia Hering SA	30,400	599,510
Companhia Siderurgica Nacional SA	49,300	253,030
Companhia Siderurgica Nacional SA SP ADR	63,074	326,723
Embraer SA	30,400	194,700
Embraer SA SP ADR	42,160	1,070,021
Hypermarcas SAb	30,400	191,144
OGX Petroleo e Gas Participacoes SAb	78,600	216,455

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

OGX Petroleo e Gas Participacoes SA SP ADR[b]	96,918	$275,247
Petroleo Brasileiro SA	254,800	2,490,064
Petroleo Brasileiro SA SP ADR	75,739	1,486,757
Redecard SA	30,400	489,713
Souza Cruz SA	30,400	428,221
TIM Participacoes SA	30,400	126,540
Ultrapar Participacoes SA	30,400	715,678
Vale SA	121,614	2,202,110

		17,501,913
CANADA — 4.25%
Agnico-Eagle Mines Ltd.	16,112	707,462
Agrium Inc.	13,231	1,259,209
Alimentation Couche-Tard Inc. Class B	5,168	244,917
Bank of Montreal	72,037	4,128,310
Bank of Nova Scotia	90,426	4,722,938
Barrick Gold Corp.	101,902	3,356,066
Baytex Energy Corp.	2,359	97,862
Bombardier Inc. Class B	69,343	249,754
Brookfield Asset Management Inc. Class A	98,278	3,335,745
Brookfield Office Properties Inc.	18,063	309,070
Cameco Corp.	75,930	1,590,871
Canadian Imperial Bank of Commerce	49,414	3,616,200
Canadian National Railway Co.	71,759	6,333,951
Canadian Natural Resources Ltd.	120,569	3,289,995
Canadian Oil Sands Ltd.	27,056	544,737
Canadian Pacific Railway Ltd.	43,374	3,527,302
Canadian Tire Corp. Ltd. Class A	4,775	315,904
Canadian Utilities Ltd. Class A	3,941	275,237
Catamaran Corp.[b]	8,208	697,553
Cenovus Energy Inc.	60,994	1,865,176
Centerra Gold Inc.	2,963	21,314
Crescent Point Energy Corp.	10,944	435,227
Eldorado Gold Corp.	51,827	561,033
Enbridge Inc.	133,152	5,450,690
Encana Corp.	61,495	1,370,646
Fairfax Financial Holdings Ltd.	901	339,347
Finning International Inc.	5,776	132,774
First Quantum Minerals Ltd.	48,206	875,817
Fortis Inc.	9,607	321,479

Security	Shares	Value

Franco-Nevada Corp.	6,992	$341,403
Gildan Activewear Inc.	9,607	271,063
Goldcorp Inc.	88,614	3,200,466
Husky Energy Inc.	57,867	1,438,159
IAMGOLD Corp.	106,731	1,192,644
Imperial Oil Ltd.	50,015	2,143,714
Inmet Mining Corp.	5,379	214,076
Ivanhoe Mines Ltd.[a,b]	98,255	828,350
Kinross Gold Corp.	153,353	1,282,149
Magna International Inc. Class A	14,439	579,116
Manulife Financial Corp.	136,270	1,464,260
National Bank of Canada	9,607	715,804
New Gold Inc.[b]	42,166	429,527
Nexen Inc.	91,634	2,329,477
Open Text Corp.[b]	3,344	151,169
Osisko Mining Corp.[b]	13,231	113,129
Pacific Rubiales Energy Corp.	37,334	845,165
Pan American Silver Corp.	6,587	98,644
Pembina Pipeline Corp.	22,181	593,087
Penn West Petroleum Ltd.	113,925	1,554,918
Potash Corp. of Saskatchewan Inc.	90,426	4,005,701
Power Corp. of Canada	91,030	2,092,518
Precision Drilling Corp.[b]	17,459	139,003
Research In Motion Ltd.[b]	54,243	388,571
Rogers Communications Inc. Class B	72,387	2,839,003
Royal Bank of Canada	109,147	5,595,104
Shaw Communications Inc. Class B	144,122	2,813,995
Silver Wheaton Corp.	43,978	1,212,763
Sino-Forest Corp. Class Aa,b,c	12,731	1
SNC-Lavalin Group Inc.	44,080	1,739,803
Sun Life Financial Inc.	64,511	1,401,825
Suncor Energy Inc.	169,433	5,182,895
Talisman Energy Inc.	163,393	2,021,424
Teck Resources Ltd. Class B	78,950	2,215,767
TELUS Corp. NVS	7,904	485,059
Thomson Reuters Corp.	34,446	977,396
Tim Hortons Inc.	2,432	129,401
Toronto-Dominion Bank (The)	72,363	5,697,783
Tourmaline Oil Corp.[b]	30,400	881,093
TransCanada Corp.	77,742	3,542,330
Valeant Pharmaceuticals International Inc.[b]	24,103	1,149,480

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Yamana Gold Inc.	25,840	$383,359

		114,657,180
CHILE — 0.29%
AES Gener SA	242,638	132,461
Aguas Andinas SA	232,850	153,612
Banco de Chile	610,833	87,244
Banco de Credito e Inversiones	4,346	278,985
Banco Santander (Chile) SA	5,487,709	399,189
Banco Santander (Chile) SA SP ADR	6,426	482,978
Cencosud SA	90,878	521,553
Colbun SAb	790,640	220,138
Compania Cervecerias Unidas SA	11,628	153,940
CorpBanca SA	8,802,685	110,413
CorpBanca SA SP ADR	28,148	522,990
Empresa Nacional de Electricidad SA	328,624	548,878
Empresas CMPC SA	111,682	421,364
Enersis SA	599,467	200,274
LATAM Airlines Group SA	9,525	235,980
LATAM Airlines Group SA SP ADR	83,984	2,065,167
S.A.C.I. Falabella SA	48,344	472,059
Sociedad Quimica y Minera de Chile SA Series B SP ADR	13,884	832,068

		7,839,293
CHINA — 2.19%
Agricultural Bank of China Ltd. Class H	912,000	371,686
Bank of China Ltd. Class H	7,191,000	2,754,479
Belle International Holdings Ltd.[a]	547,000	1,013,061
Bosideng International Holdings Ltd.	1,094,000	286,422
Brilliance China Automotive Holdings Ltd.[b]	1,216,000	986,457
China Communications Construction Co. Ltd. Class H	1,151,000	1,013,888
China Construction Bank Corp. Class H	5,776,260	3,903,659
China COSCO Holdings Co. Ltd. Class Ha,b	1,179,500	489,833
China Gas Holdings Ltd.	758,000	400,818
China Life Insurance Co. Ltd. Class H	1,216,000	3,363,990
China Mengniu Dairy Co. Ltd.[a]	304,000	905,690
China Merchants Bank Co. Ltd. Class H	273,500	505,119

Security	Shares	Value

China Mobile Ltd.	608,000	$7,131,815
China National Building Material Co. Ltd. Class H	608,000	595,167
China Petroleum & Chemical Corp. Class H	2,432,000	2,208,157
China Shanshui Cement Group Ltd.[a]	1,151,000	654,648
China Shenhua Energy Co. Ltd. Class H	608,000	2,281,867
China Shipping Container Lines Co. Ltd. Class Ha,b	2,736,000	670,446
China Telecom Corp. Ltd. Class H	1,216,000	633,591
CNOOC Ltd.	2,128,000	4,314,376
Country Garden Holdings Co. Ltd.[b]	912,813	346,117
CSG Holding Co. Ltd. Class B	30,000	18,727
Dongfang Electric Corp. Ltd. Class H	109,400	159,437
Dongyue Group Ltd.[a]	85,000	44,947
Evergrande Real Estate Group Ltd.[a]	1,216,000	567,722
Fosun International Ltd.[a]	1,481,500	712,696
GCL-Poly Energy Holdings Ltd.[a]	1,151,000	170,713
GOME Electrical Appliances Holdings Ltd.	1,824,000	150,556
Great Wall Motor Co. Ltd. Class Ha	273,500	616,584
Guangdong Investment Ltd.[a]	1,094,000	790,131
Haier Electronics Group Co. Ltd.[a,b]	547,000	634,221
Industrial and Commercial Bank of China Ltd. Class H	7,322,260	4,202,415
Kunlun Energy Co. Ltd.[a]	608,000	984,888
Lee & Man Paper Manufacturing Ltd.[a]	1,151,000	472,059
Lenovo Group Ltd.	608,000	421,871
Lonking Holdings Ltd.[a]	1,151,000	212,278
Parkson Retail Group Ltd.[a]	273,500	246,563
PetroChina Co. Ltd. Class H	2,432,000	3,048,763
Ping An Insurance (Group) Co. of China Ltd. Class H	328,500	2,578,041
Shimao Property Holdings Ltd.[a]	575,500	826,845
Shougang Fushan Resources Group Ltd.[a]	2,432,000	661,820
Sino-Ocean Land Holdings Ltd.	1,368,000	668,681
Tencent Holdings Ltd.	121,600	3,635,305
Want Want China Holdings Ltd.	1,520,000	1,846,666
Zhaojin Mining Industry Co. Ltd. Class H	273,500	343,919

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	182,420	$204,214

		59,051,348
COLOMBIA — 0.10%
Bancolombia SA SP ADR[a]	43,978	2,719,600

		2,719,600
CZECH REPUBLIC — 0.12%
CEZ AS	42,300	1,423,703
Komercni Banka AS	11,094	1,885,827

		3,309,530
DENMARK — 0.41%
Carlsberg A/S Class B	13,231	1,073,651
Danske Bank A/Sb	114,009	1,698,205
DSV A/S	25,912	557,081
Novo Nordisk A/S Class B	46,394	7,175,458
Novozymes A/S Class B	24,103	595,579

		11,099,974
EGYPT — 0.07%
Orascom Construction Industries SAE SP GDR	30,249	1,286,792
Orascom Telecom Holding SAE SP GDR[b,d]	266,008	688,429

		1,975,221
FINLAND — 0.25%
Fortum OYJ	72,967	1,223,927
Metso OYJ	42,560	1,556,195
Nokia OYJ[a]	267,216	641,725
Sampo OYJ Class A	76,608	2,037,886
UPM-Kymmene OYJ	126,768	1,361,376

		6,821,109
FRANCE — 3.16%
Accor SA	40,958	1,365,208
Alcatel-Lucent[b]	394,978	437,792
ALSTOM	26,516	883,012
ArcelorMittal	74,411	1,197,288
Arkema SA	4,171	307,488
AXA	124,193	1,521,851
BNP Paribas SA	83,782	3,112,992
Bouygues SA	40,366	1,020,354
Cap Gemini SA	43,978	1,611,834

Security	Shares	Value

Carrefour SA	53,035	$952,623
Compagnie de Saint-Gobain	51,838	1,567,937
Compagnie Generale de Geophysique-Veritas[b]	50,015	1,442,270
Compagnie Generale des Etablissements Michelin Class B	31,008	2,116,373
Credit Agricole SAb	154,128	662,649
Danone SA	56,099	3,418,510
Edenred SA	40,572	1,072,779
Essilor International SA	40,354	3,520,604
European Aeronautic Defence and Space Co. NV	24,016	865,420
France Telecom SA	163,997	2,199,458
GDF Suez	86,208	1,930,691
Gemalto NV	3,344	256,529
Groupe Eurotunnel SA Registered	15,092	107,616
L’Air Liquide SA	27,405	3,070,632
L’Oreal SA	24,103	2,897,757
Lafarge SA	21,753	1,002,746
Legrand SA	35	1,126
LVMH Moet Hennessy Louis Vuitton SA	28,328	4,275,444
Pernod Ricard SA	33,208	3,578,923
PPR SA	14,896	2,238,110
PSA Peugeot Citroen SAb	44,688	348,540
Renault SA	35,264	1,545,651
Safran SA	7,600	258,283
Sanofi	90,426	7,402,373
Schneider Electric SA	53,035	3,006,461
SES SA Class A FDR	98,882	2,383,198
Societe Generale[b]	71,136	1,577,812
Suez Environnement SA	33,781	371,806
Technip SA	25,840	2,726,616
Total SA	195,952	9,075,014
Unibail-Rodamco SE	12,023	2,315,803
Vallourec SA	27,724	1,152,684
Veolia Environnement	37,938	428,679
Vinci SA	44,582	1,896,966
Vivendi SA	111,538	2,123,657
Wendel	1,770	126,889

		85,376,448

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

GERMANY — 2.75%
Adidas AG	46,208	$3,477,615
Allianz SE Registered	42,770	4,271,285
BASF SE	70,528	5,166,358
Bayer AG Registered	70,551	5,379,179
Bayerische Motoren Werke AG	50,464	3,776,791
Commerzbank AGb	275,805	430,359
Continental AG	4,775	433,874
Daimler AG Registered	96,466	4,836,457
Deutsche Bank AG Registered	78,556	2,406,547
Deutsche Boerse AG	21,374	1,065,166
Deutsche Post AG Registered	105,523	1,902,568
Deutsche Telekom AG Registered	231,531	2,616,748
E.ON AG	150,108	3,207,416
Fresenius Medical Care AG & Co. KGaA	44,582	3,242,138
GEA Group AG	9,003	243,540
HeidelbergCement AG	17,459	814,052
Henkel AG & Co. KGaA	7,285	431,635
Infineon Technologies AG	106,127	774,924
K+S AG Registered	36,180	1,791,879
Kabel Deutschland Holding AGb	5,983	375,860
Lanxess AG	8,399	584,424
Linde AG	24,103	3,593,254
MAN SE	18,240	1,714,187
Merck KGaA	19,271	1,943,274
METRO AG	33,160	914,980
Muenchener Rueckversicherungs-Gesellschaft AG Registered	20,479	2,915,537
RWE AG	43,059	1,696,938
SAP AG	91,634	5,852,496
Siemens AG Registered	83,782	7,129,856
ThyssenKrupp AG	60,283	1,111,396

		74,100,733
HONG KONG — 1.06%
AIA Group Ltd.	851,200	2,991,520
Bank of East Asia Ltd. (The)	109,400	381,662
Cheung Kong (Holdings) Ltd.	304,500	4,009,653
Galaxy Entertainment Group Ltd.[b]	304,000	733,177
Hang Lung Properties Ltd.	608,000	2,164,245
Hang Seng Bank Ltd.	115,100	1,601,735

Security	Shares	Value

Henderson Land Development Co. Ltd.	304,000	$1,772,172
Hong Kong and China Gas Co. Ltd. (The)	1,478,398	3,424,455
Hong Kong Exchanges and Clearing Ltd.	60,800	817,081
Hutchison Whampoa Ltd.	304,000	2,740,593
Li & Fung Ltd.	608,000	1,201,313
New World Development Co. Ltd.	547,000	700,536
Sands China Ltd.	243,200	719,847
Swire Pacific Ltd. Class A	304,000	3,648,243
Wharf (Holdings) Ltd. (The)	304,200	1,765,491

		28,671,723
HUNGARY — 0.08%
OTP Bank Nyrt	59,888	926,620
Richter Gedeon Nyrt	6,992	1,190,793

		2,117,413
INDIA — 0.68%
Axis Bank Ltd. SP GDR[d]	47,002	881,287
Dr. Reddy’s Laboratories Ltd. SP ADR	49,748	1,443,687
HDFC Bank Ltd. SP ADR[a]	118,578	4,020,980
ICICI Bank Ltd. SP ADR	81,016	2,804,774
Infosys Ltd. SP ADR[a]	57,761	2,286,180
Larsen & Toubro Ltd. SP GDR[d]	36,813	890,875
Reliance Industries Ltd. SP GDR[e]	92,848	2,453,044
Sterlite Industries (India) Ltd. SP ADR	122,342	939,586
Tata Motors Ltd. SP ADR	68,558	1,384,872
Wipro Ltd. SP ADR[a]	152,322	1,189,635

		18,294,920
INDONESIA — 0.41%
PT Astra International Tbk	3,040,000	2,248,283
PT Bank Central Asia Tbk	3,648,500	3,083,782
PT Bank Danamon Indonesia Tbk	665,410	425,328
PT Bank Mandiri (Persero) Tbk	644,957	565,572
PT Bank Negara Indonesia (Persero) Tbk	1,006,088	422,525
PT Bank Rakyat Indonesia (Persero) Tbk	575,500	425,621
PT Bumi Resources Tbk	2,991,500	328,702
PT Charoen Pokphand Indonesia Tbk	1,390,445	470,092
PT Indocement Tunggal Prakarsa Tbk	273,500	621,263

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

PT Indofood Sukses Makmur Tbk	877,500	$500,634
PT Kalbe Farma Tbk	575,500	232,571
PT Perusahaan Gas Negara (Persero) Tbk	877,500	352,298
PT Semen Gresik (Persero) Tbk	273,500	374,202
PT Telekomunikasi Indonesia (Persero) Tbk	273,500	262,953
PT United Tractors Tbk	324,606	720,204
PT Vale Indonesia Tbk	575,500	147,447

		11,181,477
IRELAND — 0.09%
CRH PLC	46,998	865,022
Elan Corp. PLC[b]	102,448	1,207,445
Kerry Group PLC Class A	9,003	409,689

		2,482,156
ISRAEL — 0.23%
Israel Chemicals Ltd.	117,344	1,388,225
Teva Pharmaceutical Industries Ltd.	115,737	4,788,616

		6,176,841
ITALY — 0.74%
Assicurazioni Generali SpA	70,124	883,475
Atlantia SpA	86,557	1,140,612
Banco Popolare SpA[b]	196,174	229,639
Enel SpA	506,609	1,451,225
Eni SpA	249,648	5,177,525
Fiat Industrial SpA	37,696	371,396
Fiat SpA[b]	80,158	394,874
Finmeccanica SpA[b]	124,640	457,431
Intesa Sanpaolo SpA	601,616	765,370
Mediobanca SpA	196,080	677,116
Saipem SpA	54,720	2,530,510
Snam SpA	508,444	2,047,589
Telecom Italia SpA	1,176,037	963,152
Telecom Italia SpA RNC	913,605	639,648
UniCredit SpA[b]	432,288	1,473,640
Unione di Banche Italiane ScpA	216,485	630,804

		19,834,006
JAPAN — 7.49%
AEON Co. Ltd.	182,400	2,204,681
AEON Credit Service Co. Ltd.	121,600	2,338,581
Aisin Seiki Co. Ltd.	60,800	1,872,266
Asahi Group Holdings Ltd.	121,600	2,743,396

Security	Shares	Value

ASICS Corp.	54,700	$645,754
Astellas Pharma Inc.	60,800	2,903,764
Bank of Yokohama Ltd. (The)	608,000	2,771,421
Bridgestone Corp.	123,000	2,804,904
Canon Inc.	121,600	4,125,992
Casio Computer Co. Ltd.[a]	54,700	363,499
Chubu Electric Power Co. Inc.	121,600	1,303,191
Chugoku Electric Power Co. Inc. (The)	60,800	778,489
Dai-ichi Life Insurance Co. Ltd. (The)	547	582,720
Daiichi Sankyo Co. Ltd.	121,600	2,011,616
Daikin Industries Ltd.	60,800	1,669,081
Dena Co. Ltd.	30,400	662,494
Denso Corp.	121,600	3,922,028
East Japan Railway Co.	60,800	3,908,015
Eisai Co. Ltd.	60,800	2,701,357
Fast Retailing Co. Ltd.	5,000	1,033,931
FUJIFILM Holdings Corp.	60,800	1,097,670
Fujitsu Ltd.	304,000	1,206,658
Gree Inc.[a,b]	30,400	483,831
Hitachi Ltd.	608,000	3,619,974
Honda Motor Co. Ltd.	121,600	3,971,851
Hoya Corp.	121,600	2,718,484
ITOCHU Corp.	54,700	572,214
Japan Prime Realty Investment Corp.	608	1,585,782
Japan Tobacco Inc.	121,600	3,836,394
JFE Holdings Inc.	60,800	808,850
JGC Corp.	304,000	9,396,364
JTEKT Corp.	54,700	486,067
JX Holdings Inc.	356,780	1,735,933
Kansai Electric Power Co. Inc. (The)	152,000	1,144,379
Kao Corp.	60,800	1,651,175
Keyence Corp.	5,000	1,255,442
Kintetsu Corp.[a]	608,000	2,421,101
Kobe Steel Ltd.	1,216,000	1,152,164
Komatsu Ltd.	152,000	3,421,460
Kyocera Corp.	30,400	2,432,778
Marubeni Corp.	304,000	2,055,211
Mitsubishi Chemical Holdings Corp.	456,000	1,944,277
Mitsubishi Corp.	121,600	2,438,228
Mitsubishi Heavy Industries Ltd.	608,000	2,475,595
Mitsubishi Motors Corp.[b]	1,151,000	1,105,314
Mitsubishi UFJ Financial Group Inc.	1,262,700	6,159,907

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Mitsubishi UFJ Lease & Finance Co. Ltd.	47,750	$1,925,896
Mitsui & Co. Ltd.	121,600	1,816,994
Mizuho Financial Group Inc.	1,685,700	2,784,319
Murata Manufacturing Co. Ltd.	30,400	1,527,785
Namco Bandai Holdings Inc.	54,700	789,333
NEC Corp.[b]	592,000	795,903
Nikon Corp.	30,400	850,110
Nippon Steel Corp.	608,000	1,230,013
Nippon Telegraph and Telephone Corp.	61,500	2,862,388
Nishi-Nippon City Bank Ltd. (The)	608,000	1,339,001
Nissan Motor Co. Ltd.	356,700	3,398,013
Nitto Denko Corp.	60,800	2,642,971
Nomura Holdings Inc.	417,100	1,484,684
NTT DOCOMO Inc.	1,755	2,950,467
NTT Urban Development Corp.	547	445,444
ORIX Corp.	23,590	2,256,303
Panasonic Corp.	115,100	804,668
Rakuten Inc.	54,700	545,599
Resona Holdings Inc.	175,500	721,325
SBI Holdings Inc.	8,399	575,348
Secom Co. Ltd.	60,800	2,833,700
Seven & I Holdings Co. Ltd.	121,600	3,869,091
Seven Bank Ltd.	60,800	152,584
Shin-Etsu Chemical Co. Ltd.	60,800	3,098,387
SoftBank Corp.	121,600	4,678,720
Sojitz Corp.	175,500	274,149
Sony Corp.	121,600	1,499,370
Sumitomo Chemical Co. Ltd.	608,000	1,704,891
Sumitomo Corp.	235,900	3,340,658
Sumitomo Electric Industries Ltd.	235,900	2,809,053
Sumitomo Metal Industries Ltd.	1,216,000	1,806,095
Sumitomo Mitsui Financial Group Inc.	121,600	3,873,762
Sumitomo Mitsui Trust Holdings Inc.	912,080	2,639,310
Suzuki Motor Corp.	121,600	2,243,606
T&D Holdings Inc.	115,100	1,184,896
Takeda Pharmaceutical Co. Ltd.	60,800	2,802,561
TDK Corp.	30,400	1,167,734
Terumo Corp.	60,800	2,506,735
Tohoku Electric Power Co. Inc.[b]	30,400	196,958

Security	Shares	Value

Tokio Marine Holdings Inc.	121,600	$2,821,245
Tokyo Electric Power Co. Inc.[b]	115,100	193,061
Tokyo Electron Ltd.	60,800	2,860,948
Toray Industries Inc.	608,000	3,837,951
Toshiba Corp.	608,000	2,039,641
Toyota Motor Corp.	304,000	11,755,186
USS Co. Ltd.	5,470	591,825
Yamada Denki Co. Ltd.	23,590	1,230,848

		202,283,812
MALAYSIA — 0.44%
AirAsia Bhd	212,800	254,313
Alliance Financial Group Bhd	486,400	660,553
Axiata Group Bhd	122,400	229,194
Berjaya Sports Toto Bhd	121,600	166,304
Bumi Armada Bhd	275,400	344,965
CIMB Group Holdings Bhd	464,900	1,166,149
DiGi.Com Bhd	486,400	690,083
Gamuda Bhd	153,000	171,602
Genting Bhd	61,200	185,194
Genting Plantations Bhd	60,800	183,595
Hong Leong Bank Bhd	85,100	371,454
Hong Leong Financial Group Bhd	152,000	604,212
IJM Corp. Bhd	91,710	151,800
Kuala Lumpur Kepong Bhd	30,600	232,323
Lafarge Malayan Cement Bhd	182,400	466,273
Malayan Banking Bhd	150,900	422,395
Malaysia Airports Holdings Bhd	121,600	216,428
Maxis Communications Bhd	302,900	620,415
Parkson Holdings Bhd	212,800	329,791
Petronas Chemicals Group Bhd	61,200	128,873
Petronas Gas Bhd	91,200	539,128
PPB Group Bhd	121,600	590,612
Public Bank Bhd Foreign	212,800	977,812
RHB Capital Bhd	91,200	214,777
SP Setia Bhd	243,200	282,095
Telekom Malaysia Bhd	395,200	713,494
Tenaga Nasional Bhd	121,600	262,278
UEM Land Holdings Bhd[b]	306,000	194,581
YTL Corp. Bhd	326,133	193,835
YTL Power International Bhd	577,600	332,219

		11,896,747

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

MEXICO — 0.64%
Alfa SAB de CV Series A	54,700	$880,827
America Movil SAB de CV Series L	3,100,800	4,151,835
Cemex SAB de CV CPO[b]	1,953,354	1,365,097
Compartamos SAB de CV	54,700	55,116
Fomento Economico Mexicano SAB de CV BD Units	395,200	3,386,833
Grupo Financiero Banorte SAB de CV Series O	121,600	652,092
Grupo Mexico SAB de CV Series B	296,928	833,608
Grupo Televisa SAB CPO	547,200	2,500,085
Industrias Penoles SAB de CV	11,795	486,767
Mexichem SAB de CV	55,547	263,659
Minera Frisco SAB de CV Series A1[b]	54,700	217,787
Wal-Mart de Mexico SAB de CV Series V	912,000	2,587,171

		17,380,877
NETHERLANDS — 0.97%
AEGON NV	129,626	591,789
Akzo Nobel NV	39,750	2,149,330
ASML Holding NV	43,374	2,522,362
DE Master Blenders 1753 NVb	21,083	244,562
Heineken NV	40,736	2,210,170
ING Groep NV CVA[b]	346,293	2,294,873
Koninklijke Ahold NV	127,817	1,557,602
Koninklijke DSM NV	41,344	2,038,215
Koninklijke KPN NV	154,937	1,272,911
Koninklijke Philips Electronics NV	119,590	2,633,385
Reed Elsevier NV	157,472	1,851,300
TNT Express NV	64,448	699,575
Unilever NV CVA	128,680	4,477,735
Wolters Kluwer NV	93,936	1,563,508

		26,107,317
NEW ZEALAND — 0.01%
Auckland International Airport Ltd.	144,122	291,343

		291,343
NORWAY — 0.34%
Aker Solutions ASA	8,399	123,993
DNB ASA	198,045	2,090,715
Orkla ASA	286,604	2,055,510
Seadrill Ltd.	9,424	370,373
Statoil ASA	65,117	1,557,802

Security	Shares	Value

Subsea 7 SA	30,140	$634,859
Telenor ASA	130,834	2,222,945
Yara International ASA	1,755	83,357

		9,139,554
PERU — 0.14%
Compania de Minas Buenaventura SA SP ADR	48,810	1,777,660
Credicorp Ltd.	10,211	1,183,864
Southern Copper Corp.	22,533	727,365

		3,688,889
PHILIPPINES — 0.25%
Aboitiz Equity Ventures Inc.	235,900	278,028
Aboitiz Power Corp.	779,500	645,149
Alliance Global Group Inc.	417,100	116,702
Ayala Land Inc.	417,100	218,317
Bank of the Philippine Islands	387,162	673,325
BDO Unibank Inc.	724,072	1,117,893
International Container Terminal Services Inc.	54,700	95,327
Jollibee Foods Corp.	241,030	595,286
Manila Electric Co.	112,480	714,569
Metropolitan Bank & Trust Co.	465,123	1,115,315
Philippine Long Distance Telephone Co.	11,795	772,488
SM Prime Holdings Inc.	1,502,725	503,248

		6,845,647
POLAND — 0.14%
Bank Handlowy w Warszawie SA	10,815	262,846
Bank Millennium SAb	348,530	364,969
Bank Pekao SA	9,607	402,982
BRE Bank SAb	4,171	356,678
Cyfrowy Polsat SAb	51,827	227,661
Kernel Holding SAb	17,013	356,820
KGHM Polska Miedz SA	17,459	663,723
Powszechna Kasa Oszczednosci Bank Polski SA	34,368	335,142
Synthos SA	490,843	780,565
TVN SA	45,790	102,769

		3,854,155
PORTUGAL — 0.06%
Energias de Portugal SA	523,074	1,194,331
Jeronimo Martins SGPS SA	6,587	103,431

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Portugal Telecom SGPS SA Registered	99,712	$423,661

		1,721,423
RUSSIA — 0.79%
Gazprom OAO SP ADR[b]	483,778	4,477,365
LUKOIL OAO SP ADR[b]	45,762	2,571,824
Magnit OJSC SP GDR[d]	19,271	624,188
Mechel OAO SP ADR[a]	146,528	949,501
MMC Norilsk Nickel OJSC SP ADR[b]	61,002	942,481
Mobile TeleSystems OJSC SP ADR	94,050	1,782,248
NovaTek OAO SP GDR[d]	19,875	2,247,863
Novolipetsk Steel OJSC SP GDR[d]	9,607	159,957
RusHydro OJSC SP ADR[b]	57,372	140,561
Sberbank of Russia SP ADR[b]	165,884	1,846,289
Surgutneftegas OJSC SP ADR[b]	223,735	1,872,662
Tatneft OAO SP ADR[b]	28,202	1,061,523
TMK OAO SP GDR[d]	51,827	741,126
Uralkali OJSC SP GDR[d]	45,186	1,883,353

		21,300,941
SINGAPORE — 0.62%
Ascendas REIT	547,000	997,942
CapitaLand Ltd.	1,216,000	2,931,887
CapitaMall Trust Management Ltd.	547,000	861,660
Genting Singapore PLC	547,000	573,707
Hutchison Port Holdings Trust[a]	547,000	415,720
Keppel Corp. Ltd.	304,400	2,735,135
Neptune Orient Lines Ltd.[a,b]	1,151,000	1,063,813
Noble Group Ltd.	547,000	472,594
Singapore Exchange Ltd.	608,000	3,269,054
Singapore Telecommunications Ltd.	1,216,000	3,498,718

		16,820,230
SOUTH AFRICA — 1.02%
Absa Group Ltd.	4,171	68,492
African Rainbow Minerals Ltd.	5,983	113,439
AngloGold Ashanti Ltd.	17,459	601,228
Barloworld Ltd.	34,972	355,463
Exxaro Resources Ltd.	14,439	296,387
FirstRand Ltd.	981,136	3,301,067
Gold Fields Ltd.	135,062	1,761,457
Growthpoint Properties Ltd.	371,184	1,148,104
Impala Platinum Holdings Ltd.	78,950	1,249,346
MMI Holdings Ltd.	153,835	348,301

Security	Shares	Value

Mr. Price Group Ltd.	38,304	$574,623
MTN Group Ltd.	163,561	2,966,162
Naspers Ltd. Class N	69,008	3,779,224
Pretoria Portland Cement Co. Ltd.	15,647	49,293
Sanlam Ltd.	860,320	3,723,993
Sappi Ltd.[b]	68,135	206,103
Sasol Ltd.	60,887	2,553,517
Standard Bank Group Ltd.	255,084	3,540,082
Truworths International Ltd.	19,152	240,825
Woolworths Holdings Ltd.	81,168	531,562

		27,408,668
SOUTH KOREA — 1.84%
AmorePacific Corp.	304	275,331
BS Financial Group Inc.	14,440	152,622
Celltrion Inc.[a]	10,032	249,774
Cheil Industries Inc.	3,978	341,989
CJ CheilJedang Corp.	912	223,841
Daelim Industrial Co. Ltd.	2,754	213,378
DGB Financial Group Inc.	21,170	242,478
Doosan Heavy Industries & Construction Co. Ltd.	4,590	246,424
GS Engineering & Construction Corp.	3,366	206,909
Hana Financial Group Inc.	10,330	330,286
Hankook Tire Co. Ltd.	6,080	224,244
Hanwha Corp.	12,160	311,361
Honam Petrochemical Corp.	1,205	254,189
Hyundai Department Store Co. Ltd.	1,520	171,410
Hyundai Engineering & Construction Co. Ltd.	4,590	241,958
Hyundai Glovis Co. Ltd.	1,520	291,732
Hyundai Heavy Industries Co. Ltd.	3,040	650,684
Hyundai Marine & Fire Insurance Co. Ltd.	5,470	135,707
Hyundai Mobis Co. Ltd.	5,472	1,449,520
Hyundai Motor Co.[a]	14,896	3,122,478
Hyundai Steel Co.	3,366	250,078
Hyundai Wia Corp.	1,530	225,313
KB Financial Group Inc.	31,300	1,000,770
KCC Corp.	918	231,403
Kia Motors Corp.	19,456	1,343,959
Korea Aerospace Industries Ltd.	3,040	72,597
Korea Electric Power Corp.[b]	22,310	499,231
Korea Electric Power Corp. SP ADR[b]	137,824	1,522,955

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Korea Zinc Co. Ltd.	918	$311,785
KT Corp.	3,040	86,713
KT Corp. SP ADR	142,979	2,037,451
KT&G Corp.	9,424	694,323
LG Chem Ltd.	3,952	1,097,559
LG Corp.	5,776	298,858
LG Display Co. Ltd.[b]	10,990	237,661
LG Display Co. Ltd. SP ADR[b]	107,142	1,145,348
LG Electronics Inc.	8,512	469,783
LG Household & Health Care Ltd.	901	464,595
Lotte Confectionery Co. Ltd.	304	423,752
Lotte Shopping Co. Ltd.	918	235,463
NCsoft Corp.	1,205	238,735
NHN Corp.	4,256	1,035,180
OCI Co. Ltd.	1,530	272,000
ORION Corp.	912	723,550
POSCO	5,594	1,803,439
POSCO SP ADR	18,721	1,488,881
S-Oil Corp.	2,725	231,859
S1 Corp.	3,060	156,163
Samsung C&T Corp.	9,120	518,665
Samsung Electro-Mechanics Co. Ltd.	4,590	430,328
Samsung Electronics Co. Ltd.	11,160	12,920,677
Samsung Engineering Co. Ltd.	2,432	392,562
Samsung Fire & Marine Insurance Co. Ltd.	2,432	456,017
Samsung Heavy Industries Co. Ltd.	12,160	421,063
Samsung SDI Co. Ltd.	2,754	347,105
Samsung Securities Co. Ltd.	6,120	262,527
Samsung Techwin Co. Ltd.	3,060	197,572
Shinhan Financial Group Co. Ltd.	30,000	960,531
Shinhan Financial Group Co. Ltd. SP ADR	21,751	1,382,276
SK Hynix Inc.[b]	45,600	875,197
SK Innovation Co. Ltd.	4,256	585,347
SK Telecom Co. Ltd.	1,243	158,862
SK Telecom Co. Ltd. SP ADR	102,267	1,418,443
Woongjin Coway Co. Ltd.	6,120	191,618
Woori Finance Holdings Co. Ltd.	27,250	268,734

		49,723,243
SPAIN — 0.84%
Acciona SA	12,627	551,897

Security	Shares	Value

Actividades de Construcciones y Servicios SAa	55,632	$880,399
Banco Bilbao Vizcaya Argentaria SA	480,655	3,151,545
Banco de Sabadell SA	560,475	1,069,892
Banco Popular Espanol SAa	302,371	569,377
Banco Santander SA	698,334	4,257,164
Bankia SAa,b	387,904	381,223
Distribuidora Internacional de Alimentacion SA	53,035	262,567
Ferrovial SA	12,627	137,624
Iberdrola SA	426,893	1,550,933
Industria de Diseno Textil SA	37,088	3,828,996
International Consolidated Airlines Group SAb	47,749	119,728
Repsol SA	131,733	2,109,876
Telefonica SA	336,224	3,820,685

		22,691,906
SWEDEN — 1.18%
Atlas Copco AB Class A	181,792	4,102,212
Boliden AB	22,291	340,809
Hennes & Mauritz AB Class B	112,113	4,156,462
Hexagon AB Class B	7,795	149,490
Lundin Petroleum ABb	27,120	577,221
Millicom International Cellular SA SDR	4,245	385,162
Nordea Bank AB	335,313	3,141,175
Sandvik AB	187,264	2,613,473
Scania AB Class B	123,424	2,134,284
Skandinaviska Enskilda Banken AB Class A	75,930	559,760
SKF AB Class B	6,587	136,705
Svenska Handelsbanken AB Class A	107,335	3,740,595
Swedbank AB Class A	58,471	1,021,433
Telefonaktiebolaget LM Ericsson Class B	353,367	3,299,893
TeliaSonera AB	412,440	2,736,782
Volvo AB Class B	223,121	2,765,535

		31,860,991
SWITZERLAND — 3.12%
ABB Ltd. Registered[b]	221,432	3,877,245
Actelion Ltd. Registered[b]	4,256	194,813
Adecco SA Registered[b]	45,237	1,994,147

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Aryzta AGb	7,191	$357,910
Barry Callebaut AG Registered[b]	293	265,080
Compagnie Financiere Richemont SA Class A Bearer	57,310	3,257,819
Credit Suisse Group AG Registered	106,440	1,817,920
GAM Holding AGb	44,600	493,803
Geberit AG Registered[b]	1,755	345,441
Givaudan SA Registered[b]	547	533,009
Holcim Ltd. Registered[b]	49,478	2,926,732
Julius Baer Group Ltd.[b]	35,973	1,290,743
Kuehne & Nagel International AG Registered	1,151	131,330
Lindt & Spruengli AG Participation Certificates	912	2,828,233
Lonza Group AG Registered[b]	5,544	250,985
Nestle SA Registered	340,279	20,948,028
Novartis AG Registered	207,936	12,214,601
Roche Holding AG Genusschein	68,562	12,180,834
Schindler Holding AG Participation Certificates	547	64,096
Schindler Holding AG Registered	1,755	206,185
SGS SA Registered	304	609,589
Sonova Holding AG Registered	1,824	172,873
Sulzer AG Registered	1,151	149,148
Swatch Group AG (The) Bearer	2,736	1,090,249
Swiss Prime Site AG Registered	7,904	662,414
Swiss Re AGb	41,732	2,624,694
Swisscom AG Registered	2,128	853,862
Syngenta AG Registered	10,275	3,515,062
Transocean Ltd.	33,160	1,580,067
UBS AG Registered[b]	345,077	3,640,210
Zurich Insurance Group AGb	13,402	2,991,046

		84,068,168
TAIWAN — 1.26%
Advanced Semiconductor Engineering Inc.	304,000	236,673
Advanced Semiconductor Engineering Inc. SP ADR	251,617	958,661
AU Optronics Corp.[b]	608,000	188,324
AU Optronics Corp. SP ADR	139,299	416,504
Capital Securities Corp.	306,000	104,066
Chang Hwa Commercial Bank Ltd.	902,000	490,209

Security	Shares	Value

China Development Financial Holding Corp.	1,520,000	$356,783
China Steel Corp.	912,120	810,469
Chinatrust Financial Holding Co. Ltd.	635,081	381,144
Chunghwa Telecom Co. Ltd.	304,000	912,228
Chunghwa Telecom Co. Ltd. SP ADR	56,200	1,667,454
E.Sun Financial Holding Co. Ltd.	608,000	333,470
First Financial Holding Co. Ltd.	912,000	556,459
Formosa Plastics Corp.	306,000	846,812
Formosa Taffeta Co. Ltd.	296,000	258,571
Hon Hai Precision Industry Co. Ltd.	948,000	2,674,029
Hon Hai Precision Industry Co. Ltd. SP GDR[a,b,d]	141,245	782,497
Hua Nan Financial Holdings Co. Ltd.	1,216,000	689,239
Macronix International Co. Ltd.	317,470	78,646
MediaTek Inc.	304,000	2,584,646
Mega Financial Holding Co. Ltd.	608,000	493,617
Nan Ya Plastics Corp.	306,000	596,849
Phison Electronics Corp.	304,000	2,483,288
Siliconware Precision Industries Co. Ltd.	304,000	338,538
Siliconware Precision Industries Co. Ltd. SP ADR	292,503	1,588,291
SinoPac Financial Holdings Co. Ltd.	1,216,000	525,038
Taishin Financial Holdings Co. Ltd.	306,000	124,471
Taiwan Business Bank Ltd.[b]	1,580,000	462,529
Taiwan Cooperative Financial Holding Co. Ltd.[b]	1,202,000	731,400
Taiwan Mobile Co. Ltd.	296,000	977,044
Taiwan Semiconductor Manufacturing Co. Ltd.	2,432,000	6,568,042
U-Ming Marine Transport Corp.	296,000	463,849
Uni-President Enterprises Co.	608,000	1,021,696
United Microelectronics Corp.	912,000	383,136
United Microelectronics Corp. SP ADR	739,775	1,605,312
Wan Hai Lines Ltd.	608,000	301,035
Yang Ming Marine Transport Corp.	306,000	125,491

		34,116,510
THAILAND — 0.31%
Bangkok Bank PCL NVDR	448,180	2,791,334
BEC World PCL NVDR	477,500	853,491
Charoen Pokphand Foods PCL NVDR	900,300	951,223

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Glow Energy PCL NVDR	356,700	$688,577
Indorama Ventures PCL NVDR	382,533	361,626
Kasikornbank PCL NVDR	510,023	2,836,162

		8,482,413
TURKEY — 0.22%
Akbank TAS	69,947	263,988
Anadolu Efes Biracilik ve Malt Sanayii AS	41,562	566,180
Arcelik AS	60,283	299,539
Asya Katilim Bankasi ASb	755,251	813,798
BIM Birlesik Magazalar AS	12,627	549,873
Coca-Cola Icecek AS	25,308	394,212
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	482,433	643,729
TAV Havalimanlari Holding ASb	60,887	334,493
Turk Hava Yollari AOb	203,671	390,024
Turkiye Garanti Bankasi AS	169,433	662,162
Turkiye Halk Bankasi AS	32,899	282,860
Turkiye Is Bankasi AS Class C	74,725	219,442
Turkiye Sise ve Cam Fabrikalari ASa	147,297	205,590
Turkiye Vakiflar Bankasi TAO Class D	102,508	215,186

		5,841,076
UNITED KINGDOM — 8.18%
3i Group PLC	299,666	978,472
Aggreko PLC	12,464	398,774
AMEC PLC	20,064	351,457
Anglo American PLC	105,085	3,128,294
Antofagasta PLC	10,815	181,650
ARM Holdings PLC	90,896	785,423
AstraZeneca PLC	135,062	6,319,882
Aviva PLC	281,603	1,286,584
BAE Systems PLC	405,246	1,961,327
Barclays PLC	1,172,917	3,087,378
BG Group PLC	309,934	6,128,326
BHP Billiton PLC	207,441	6,074,593
BP PLC	1,784,432	11,883,744
British American Tobacco PLC	150,719	8,023,073
British Land Co. PLC	256,896	2,151,386
British Sky Broadcasting Group PLC	123,777	1,381,777
BT Group PLC	771,896	2,628,039
Burberry Group PLC	22,192	436,021
Carnival PLC	44,080	1,483,505

Security	Shares	Value

Centrica PLC	721,220	$3,582,121
Compass Group PLC	338,866	3,639,559
Diageo PLC	206,220	5,515,407
Experian PLC	288,192	4,285,104
Fresnillo PLC	17,459	398,285
GlaxoSmithKline PLC	469,760	10,808,446
HSBC Holdings PLC	1,630,678	13,640,849
Imperial Tobacco Group PLC	91,634	3,559,151
Inmarsat PLC	41,648	320,789
J Sainsbury PLC	329,259	1,667,849
Johnson Matthey PLC	77,138	2,634,742
Kingfisher PLC	41,648	174,098
Land Securities Group PLC	168,254	2,082,599
Legal & General Group PLC	1,077,648	2,152,784
Lloyds Banking Group PLC[b]	3,655,682	1,738,649
Lonmin PLC	38,674	422,949
Man Group PLC	282,811	352,935
Marks & Spencer Group PLC	330,467	1,727,816
National Grid PLC	373,319	3,875,067
Next PLC	6,992	352,643
Old Mutual PLC	970,905	2,398,953
Pearson PLC	150,108	2,812,861
Petrofac Ltd.	11,248	262,764
Prudential PLC	262,275	3,135,413
Randgold Resources Ltd.	2,432	221,006
Reckitt Benckiser Group PLC	55,451	3,046,901
Reed Elsevier PLC	250,252	2,109,469
Rio Tinto PLC	148,946	6,876,201
Rolls-Royce Holdings PLC[b]	331,968	4,423,681
Royal Bank of Scotland Group PLC[b]	105,955	354,764
Royal Dutch Shell PLC Class A	334,817	11,399,360
Royal Dutch Shell PLC Class B	238,172	8,394,406
SABMiller PLC	129,025	5,573,447
Shire PLC	111,872	3,239,191
Smith & Nephew PLC	163,393	1,672,986
SSE PLC	124,193	2,554,907
Standard Chartered PLC	211,812	4,860,189
Standard Life PLC	569,850	2,159,781
Tesco PLC	736,317	3,669,795
Tullow Oil PLC	68,997	1,394,547
Unilever PLC	135,062	4,848,099
Vodafone Group PLC	4,863,620	13,914,694
Weir Group PLC (The)	5,983	155,142

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Wm Morrison Supermarkets PLC	440,221	$1,912,643
Wolseley PLC	56,711	2,046,324
WPP PLC	224,283	2,839,363
Xstrata PLC	211,809	2,814,523

		220,692,957
UNITED STATES — 47.39%
3M Co.	68,135	6,215,956
Abbott Laboratories	139,290	9,236,320
Abercrombie & Fitch Co. Class A	1,755	59,319
Accenture PLC Class A	85,424	5,151,067
ACE Ltd.	49,856	3,664,416
Activision Blizzard Inc.	15,647	188,233
Adobe Systems Inc.[b]	78,950	2,437,976
Advanced Micro Devices Inc.[b]	37,334	151,576
AES Corp. (The)[b]	161,581	1,948,667
Aetna Inc.	51,827	1,868,882
Aflac Inc.	48,810	2,136,902
AGCO Corp.[a,b]	4,171	182,857
Agilent Technologies Inc.	16,112	616,928
Air Products and Chemicals Inc.	32,556	2,618,479
Akamai Technologies Inc.[b]	22,895	805,446
Alcoa Inc.	100,090	847,762
Alexion Pharmaceuticals Inc.[b]	13,680	1,434,348
Alleghany Corp.[b]	901	311,575
Allergan Inc.	46,998	3,857,126
Allstate Corp. (The)	66,323	2,274,879
Alpha Natural Resources Inc.[b]	14,439	101,217
Altera Corp.	10,336	366,411
Altria Group Inc.	215,881	7,765,240
Amazon.com Inc.[b]	38,608	9,007,246
Ameren Corp.	14,592	499,192
American Electric Power Co. Inc.	71,759	3,031,100
American Express Co.	91,030	5,253,341
American International Group Inc.[b]	18,837	589,033
American Tower Corp.	65,664	4,748,164
American Water Works Co. Inc.	8,501	308,161
Ameriprise Financial Inc.	49,414	2,555,692
AmerisourceBergen Corp.	4,775	189,567
AMETEK Inc.	5,352	165,912
Amgen Inc.	88,768	7,332,237
Amphenol Corp. Class A	3,344	196,895
Anadarko Petroleum Corp.	52,431	3,640,809
Annaly Capital Management Inc.	2,421	42,198

Security	Shares	Value

Apache Corp.	35,576	$3,063,805
Apollo Group Inc. Class Aa,b	26,516	721,235
Apple Inc.[b]	91,030	55,597,483
Applied Materials Inc.	171,245	1,864,858
Archer-Daniels-Midland Co.	69,343	1,809,159
AT&T Inc.	555,408	21,061,071
Autodesk Inc.[b]	9,728	329,974
Automatic Data Processing Inc.	76,534	4,327,998
Avago Technologies Ltd.	6,080	224,960
AvalonBay Communities Inc.	6,080	894,307
Avon Products Inc.	70,224	1,087,770
Baker Hughes Inc.	44,582	2,065,038
Bank of America Corp.	976,908	7,170,505
Bank of New York Mellon Corp. (The)	104,919	2,232,676
Baxter International Inc.	56,055	3,279,778
BB&T Corp.	92,842	2,912,454
Beam Inc.	8,399	528,129
Becton, Dickinson and Co.	25,308	1,916,069
Bed Bath & Beyond Inc.[b]	38,608	2,353,158
Berkshire Hathaway Inc. Class Bb	68,739	5,831,817
Best Buy Co. Inc.	41,952	758,912
Biogen Idec Inc.[b]	28,880	4,211,570
BlackRock Inc.[f]	9,003	1,532,851
Boeing Co. (The)	72,967	5,392,991
BorgWarner Inc.[b]	1,755	117,761
Boston Properties Inc.[a]	19,375	2,148,687
Boston Scientific Corp.[b]	199,576	1,031,808
Bristol-Myers Squibb Co.	185,908	6,618,325
Broadcom Corp. Class Ab	26,144	885,759
Bunge Ltd.	4,775	314,052
C.H. Robinson Worldwide Inc.	36,176	1,911,902
C.R. Bard Inc.	20,672	2,010,559
CA Inc.	94,848	2,282,991
Cablevision NY Group Class A	8,653	132,737
Cabot Oil & Gas Corp.	9,583	404,307
Calpine Corp.[b]	24,103	411,920
Cameron International Corp.[b]	10,640	534,873
Capital One Financial Corp.	52,431	2,961,827
Cardinal Health Inc.	50,015	2,155,146
CareFusion Corp.[b]	24,779	604,855
CarMax Inc.[b]	10,815	300,981
Carnival Corp.	66,272	2,205,532
Caterpillar Inc.	53,639	4,516,940

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

CBRE Group Inc. Class Ab	15,493	$241,381
CBS Corp. Class B NVS	100,694	3,369,221
Celanese Corp. Series A	2,359	89,949
Celgene Corp.[b]	54,243	3,713,476
CenturyLink Inc.	59,501	2,471,672
Cerner Corp.[b]	4,256	314,604
CF Industries Holdings Inc.	4,256	833,155
Charles Schwab Corp. (The)	152,524	1,926,378
Chesapeake Energy Corp.	72,936	1,372,656
Chevron Corp.	190,516	20,876,743
Chipotle Mexican Grill Inc.[b]	2,359	689,606
Chubb Corp. (The)	51,984	3,778,717
Church & Dwight Co. Inc.	19,271	1,110,202
Cigna Corp.	42,770	1,722,776
Cisco Systems Inc.	556,608	8,877,898
CIT Group Inc.[b]	9,650	352,418
Citigroup Inc.	282,811	7,672,662
Citrix Systems Inc.[b]	10,032	729,126
Cliffs Natural Resources Inc.	10,815	442,225
Clorox Co. (The)	10,211	742,442
CME Group Inc.	29,915	1,558,871
Coach Inc.	47,424	2,339,426
Cobalt International Energy Inc.[b]	14,896	373,890
Coca-Cola Co. (The)	186,288	15,052,070
Coca-Cola Enterprises Inc.	12,023	352,514
Cognizant Technology Solutions Corp. Class Aa,b	48,810	2,770,944
Colgate-Palmolive Co.	54,243	5,823,528
Comcast Corp. Class A	116,945	3,806,560
Comcast Corp. Class A Special NVS	72,967	2,329,836
Comerica Inc.	12,200	368,562
ConAgra Foods Inc.	115,737	2,857,547
Concho Resources Inc.[b]	9,607	818,997
ConocoPhillips	117,648	6,404,757
CONSOL Energy Inc.	31,433	910,928
Consolidated Edison Inc.	23,499	1,515,685
Cooper Industries PLC	31,616	2,272,558
Corning Inc.	167,017	1,905,664
Costco Wholesale Corp.	46,998	4,520,268
Coventry Health Care Inc.	28,272	942,306
Covidien PLC	57,867	3,233,608
Cree Inc.[a,b]	4,775	114,361
Crown Castle International Corp.[b]	21,083	1,304,616

Security	Shares	Value

CSX Corp.	158,688	$3,640,303
Cummins Inc.	17,459	1,674,318
CVS Caremark Corp.	133,854	6,056,893
D.R. Horton Inc.	19,271	339,748
Danaher Corp.	79,554	4,201,247
Deere & Co.	37,334	2,867,998
Dell Inc.[b]	181,792	2,159,689
Delta Air Lines Inc.[b]	55,451	535,102
Denbury Resources Inc.[b]	11,237	169,903
Devon Energy Corp.	43,978	2,599,979
DIRECTV Class Aa,b	95,456	4,740,345
Discover Financial Services	17,459	627,826
Dollar General Corp.[b]	8,197	418,129
Dollar Tree Inc.[b]	18,010	906,623
Dominion Resources Inc.	72,363	3,930,035
Dover Corp.	46,998	2,559,981
Dow Chemical Co. (The)	97,070	2,793,675
Dr Pepper Snapple Group Inc.	39,750	1,811,805
DTE Energy Co.	3,952	242,534
Duke Energy Corp.	83,405	5,653,191
Duke Realty Corp.	16,416	237,375
E.I. du Pont de Nemours and Co.	83,782	4,163,965
Eaton Corp.	68,135	2,987,038
eBay Inc.[b]	113,925	5,046,877
Edison International	57,867	2,672,298
Edwards Lifesciences Corp.[b]	5,168	523,002
Electronic Arts Inc.[b]	62,095	684,287
Eli Lilly and Co.	97,070	4,273,992
EMC Corp.[b]	229,115	6,005,104
Emerson Electric Co.	57,263	2,735,454
Energizer Holdings Inc.[b]	2,421	188,281
Entergy Corp.	27,724	2,014,703
EOG Resources Inc.	30,744	3,013,219
EQT Corp.	6,080	342,912
Equinix Inc.[a,b]	5,472	975,001
Equity Residential[a]	68,277	4,322,617
Estee Lauder Companies Inc. (The) Class A	9,728	509,553
Exelon Corp.	86,662	3,390,217
Expedia Inc.	7,664	436,771
Expeditors International of Washington Inc.	51,984	1,849,071
Express Scripts Holding Co.[b]	90,896	5,266,514

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Exxon Mobil Corp.	469,072	$40,738,903
F5 Networks Inc.[a,b]	10,815	1,009,905
Family Dollar Stores Inc.	8,399	555,006
Fastenal Co.	4,864	209,736
FedEx Corp.	34,368	3,103,430
Fidelity National Financial Inc. Class A	2,421	45,079
Fifth Third Bancorp	112,113	1,549,402
FirstEnergy Corp.	42,166	2,117,577
Fluor Corp.	39,750	1,970,805
FMC Technologies Inc.[b]	8,399	378,963
Ford Motor Co.	306,310	2,830,304
Forest Laboratories Inc.[b]	14,592	489,562
Fossil Inc.[b]	2,359	169,117
Franklin Resources Inc.	27,724	3,186,874
Freeport-McMoRan Copper & Gold Inc.	88,010	2,963,297
Frontier Communications Corp.[a]	91,030	356,838
Gap Inc. (The)	70,528	2,079,871
General Dynamics Corp.	33,240	2,108,746
General Electric Co.	988,988	20,521,501
General Growth Properties Inc.[a]	35,981	651,976
General Mills Inc.	99,486	3,850,108
General Motors Co.[b]	52,431	1,033,415
Genworth Financial Inc. Class Ab	44,981	226,704
Gilead Sciences Inc.[b]	86,336	4,690,635
Goldman Sachs Group Inc. (The)	48,244	4,867,820
Goodyear Tire & Rubber Co. (The)[b]	45,790	524,295
Google Inc. Class Ab	24,103	15,256,476
Green Mountain Coffee Roasters Inc.[a,b]	10,211	186,453
H.J. Heinz Co.	71,744	3,960,986
Halliburton Co.	98,278	3,255,950
Harley-Davidson Inc.	17,459	754,753
Harris Corp.	5,379	224,035
Hartford Financial Services Group Inc. (The)	41,108	676,227
HCP Inc.[a]	14,592	688,888
Helmerich & Payne Inc.	6,080	282,720
Herbalife Ltd.[a]	6,373	349,814
Hershey Co. (The)	8,752	627,868
Hertz Global Holdings Inc.[b]	1,205	13,568
Hess Corp.	33,160	1,563,826

Security	Shares	Value

Hewlett-Packard Co.	192,932	$3,519,080
Hillshire Brands Co.	4,161	106,563
HollyFrontier Corp.	16,855	630,208
Home Depot Inc. (The)	173,661	9,061,631
Honeywell International Inc.	63,303	3,674,739
Hormel Foods Corp.	9,120	254,539
Hospira Inc.[b]	11,552	401,432
Host Hotels & Resorts Inc.	41,562	610,130
Hudson City Bancorp Inc.	2,421	15,373
Humana Inc.	26,752	1,647,923
Illinois Tool Works Inc.	62,095	3,374,242
Illumina Inc.[b]	7,795	323,259
Ingersoll-Rand PLC	59,679	2,530,986
Intel Corp.	521,664	13,406,765
International Business Machines Corp.	114,912	22,520,454
International Game Technology	76,729	868,572
International Paper Co.	82,574	2,709,253
Intuit Inc.	54,720	3,174,854
Intuitive Surgical Inc.[a,b]	1,824	878,256
J.C. Penney Co. Inc.[a]	32,556	732,836
J.M. Smucker Co. (The)	10,211	784,205
J.P. Morgan Chase & Co.	370,867	13,351,212
Jacobs Engineering Group Inc.[a,b]	39,146	1,509,861
Johnson & Johnson	247,836	17,155,208
Johnson Controls Inc.	86,032	2,120,689
Joy Global Inc.	7,795	404,872
Juniper Networks Inc.[a,b]	69,343	1,215,583
Kansas City Southern Industries Inc.	7,242	527,218
Kellogg Co.	51,984	2,479,637
KeyCorp	64,437	514,207
Kimberly-Clark Corp.	48,810	4,242,077
Kimco Realty Corp.	18,667	363,820
Kinder Morgan Inc.	48,712	1,744,377
KLA-Tencor Corp.	6,080	309,533
Kohl’s Corp.	39,520	1,964,934
Kraft Foods Inc. Class A	143,526	5,699,417
Kroger Co. (The)	96,466	2,138,651
L-3 Communications Holdings Inc.	27,450	1,945,930
Laboratory Corp. of America Holdings[a,b]	24,320	2,045,069
Las Vegas Sands Corp.	33,160	1,207,687
Legg Mason Inc.	43,374	1,063,530

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

Level 3 Communications Inc.[a,b]	9,424	$181,600
Liberty Interactive Corp. Series Ab	39,750	744,517
Life Technologies Corp.[b]	4,256	186,753
Limited Brands Inc.	15,647	744,015
Lincoln National Corp.	39,750	796,987
Lockheed Martin Corp.	33,160	2,960,193
Lorillard Inc.	15,043	1,935,132
Lowe’s Companies Inc.	156,145	3,961,399
LSI Corp.[b]	31,616	218,150
Lululemon Athletica Inc.[a,b]	9,607	542,603
LyondellBasell Industries NV Class A	27,120	1,207,654
M&T Bank Corp.	4,245	364,391
Macerich Co. (The)	9,607	561,145
Macy’s Inc.	71,440	2,560,410
Marathon Oil Corp.	80,158	2,121,782
Marathon Petroleum Corp.	32,940	1,558,062
Marriott International Inc. Class A	66,576	2,424,698
Marsh & McLennan Companies Inc.	120,569	4,004,096
Marvell Technology Group Ltd.	15,808	177,998
Masco Corp.	16,855	202,766
MasterCard Inc. Class A	8,512	3,716,084
Mattel Inc.	10,815	380,364
McCormick & Co. Inc. NVS	6,992	425,673
McDonald’s Corp.	101,902	9,105,963
McGraw-Hill Companies Inc. (The)	57,867	2,717,434
McKesson Corp.	35,568	3,227,085
MDU Resources Group Inc.	18,240	408,394
Mead Johnson Nutrition Co. Class A	36,261	2,645,603
Medtronic Inc.	104,318	4,112,216
Merck & Co. Inc.	298,458	13,182,890
MetLife Inc.	66,323	2,040,759
MGM Resorts International[a,b]	50,015	476,143
Micron Technology Inc.[b]	56,848	353,026
Microsoft Corp.	743,557	21,912,625
Monsanto Co.	49,414	4,230,827
Monster Beverage Corp.[b]	14,896	990,137
Moody’s Corp.	60,496	2,451,903
Morgan Stanley	113,565	1,551,298
Mosaic Co. (The)	21,747	1,263,718
Motorola Solutions Inc.	46,030	2,225,090
Murphy Oil Corp.	32,556	1,746,955
Mylan Inc.[b]	2,421	55,756
Nabors Industries Ltd.[b]	2,421	33,507

Security	Shares	Value

National Oilwell Varco Inc.	50,619	$3,659,754
NetApp Inc.[a,b]	18,667	609,851
Netflix Inc.[a,b]	5,379	305,796
New York Community Bancorp Inc.	17,925	232,666
Newell Rubbermaid Inc.	14,439	254,848
Newfield Exploration Co.[b]	5,168	157,779
Newmont Mining Corp.	66,927	2,976,244
News Corp. Class A NVS	160,373	3,691,786
NextEra Energy Inc.	46,394	3,289,335
NII Holdings Inc.[a,b]	12,023	81,155
Nike Inc. Class B	48,810	4,556,413
Noble Corp.[b]	57,263	2,118,731
Noble Energy Inc.	30,744	2,687,948
Nordstrom Inc.	8,049	435,773
Norfolk Southern Corp.	48,944	3,624,303
Northeast Utilities	22,111	881,787
Northern Trust Corp.	41,718	1,893,997
Northrop Grumman Corp.	37,334	2,471,511
NRG Energy Inc.	75,436	1,495,142
Nuance Communications Inc.[a,b]	9,728	197,965
Nucor Corp.	48,810	1,913,352
NVIDIA Corp.[b]	84,990	1,150,765
O’Reilly Automotive Inc.[b]	7,600	651,624
Occidental Petroleum Corp.	80,762	7,028,717
Omnicom Group Inc.	63,907	3,206,853
ONEOK Inc.	7,230	321,807
Oracle Corp.	391,357	11,818,981
Owens-Illinois Inc.[b]	51,827	956,208
PACCAR Inc.	65,968	2,639,380
Parker Hannifin Corp.	35,568	2,856,822
Paychex Inc.	88,614	2,896,792
Peabody Energy Corp.	41,562	867,815
People’s United Financial Inc.	15,189	174,066
PepsiCo Inc.	143,518	10,438,064
Perrigo Co.	4,524	515,826
Pfizer Inc.	766,080	18,416,563
PG&E Corp.	79,554	3,672,213
Philip Morris International Inc.	187,264	17,123,420
Phillips 66	65,115	2,448,324
Pinnacle West Capital Corp.	7,904	423,180
Pioneer Natural Resources Co.	4,171	369,676
PNC Financial Services Group Inc. (The)[f]	59,704	3,528,506

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

PPL Corp.	62,699	$1,812,001
Praxair Inc.	36,784	3,816,708
Precision Castparts Corp.	24,624	3,830,509
Priceline.com Inc.[b]	4,171	2,760,118
Principal Financial Group Inc.	53,639	1,372,622
Procter & Gamble Co. (The)	258,708	16,697,014
Progressive Corp. (The)	152,912	3,018,483
Prologis Inc.	25,912	837,735
Prudential Financial Inc.	41,562	2,006,613
Public Service Enterprise Group Inc.	64,511	2,144,346
Public Storage[a]	32,528	4,845,046
QEP Resources Inc.	40,958	1,229,969
QUALCOMM Inc.	171,849	10,255,948
Quest Diagnostics Inc.	30,744	1,796,372
Rackspace Hosting Inc.[a,b]	8,816	386,846
Ralcorp Holdings Inc.[b]	2,421	144,461
Ralph Lauren Corp.	1,520	219,397
Range Resources Corp.	7,600	475,760
Raytheon Co.	46,998	2,607,449
Red Hat Inc.[b]	11,248	603,568
Regeneron Pharmaceuticals Inc.[a,b]	6,688	900,539
Regions Financial Corp.	97,570	679,087
Republic Services Inc.	9,003	260,457
Reynolds American Inc.	74,480	3,446,190
Rockwell Automation Inc.	3,040	204,774
Ross Stores Inc.	13,984	929,097
Royal Caribbean Cruises Ltd.	4,775	119,280
Safeway Inc.	68,096	1,058,893
Salesforce.com Inc.[a,b]	12,627	1,570,294
SanDisk Corp.[b]	33,160	1,363,871
SBA Communications Corp. Class Ab	18,063	1,066,801
SCANA Corp.	9,424	463,378
Schlumberger Ltd.	145,934	10,399,257
Seagate Technology PLC	51,680	1,551,434
Sears Holdings Corp.[a,b]	3,344	165,495
Sempra Energy	54,847	3,861,777
Simon Property Group Inc.	36,786	5,903,785
Sirius XM Radio Inc.[a,b]	141,102	304,780
SLM Corp.	102,590	1,640,414
Southern Co. (The)	86,198	4,150,434
Southwest Airlines Co.	2,421	22,249
Southwestern Energy Co.[b]	53,200	1,768,900
Spectra Energy Corp.	135,062	4,145,053

Security	Shares	Value

Sprint Nextel Corp.[b]	349,134	$1,522,224
St. Jude Medical Inc.	49,248	1,839,905
Staples Inc.	106,127	1,352,058
Starbucks Corp.	103,664	4,693,906
Starwood Hotels & Resorts Worldwide Inc.	37,938	2,054,343
State Street Corp.	43,978	1,775,832
Stryker Corp.	39,146	2,036,766
SunTrust Banks Inc.	66,927	1,582,824
Symantec Corp.[b]	142,880	2,250,360
Sysco Corp.	59,075	1,736,214
T. Rowe Price Group Inc.	51,223	3,111,797
Target Corp.	76,608	4,646,275
TE Connectivity Ltd.	62,624	2,067,218
Teradata Corp.[a,b]	13,061	883,185
Texas Instruments Inc.	144,122	3,925,883
Textron Inc.	47,325	1,232,816
Thermo Fisher Scientific Inc.	53,035	2,952,458
Tiffany & Co.	5,379	295,468
Time Warner Cable Inc.	28,953	2,458,978
Time Warner Inc.	115,830	4,531,270
TJX Companies Inc. (The)	118,864	5,263,298
Toll Brothers Inc.[a,b]	8,512	248,295
Tractor Supply Co.	4,256	386,743
Travelers Companies Inc. (The)	60,496	3,790,074
Trimble Navigation Ltd.[b]	6,080	269,101
TRW Automotive Holdings Corp.[b]	7,191	282,606
Tyco International Ltd.	75,930	4,171,594
Tyson Foods Inc. Class A	13,835	207,663
U.S. Bancorp	168,829	5,655,771
Ulta Salon, Cosmetics & Fragrance Inc.	5,776	490,267
Ultra Petroleum Corp.[a,b]	30,400	722,304
Union Pacific Corp.	54,243	6,650,734
United Continental Holdings Inc.[a,b]	2,421	45,733
United Parcel Service Inc. Class B	55,035	4,161,196
United States Steel Corp.[a]	24,103	497,727
United Technologies Corp.	65,719	4,892,122
UnitedHealth Group Inc.	111,555	5,699,345
Valero Energy Corp.	73,571	2,023,202
Varian Medical Systems Inc.[a,b]	29,184	1,592,863
Ventas Inc.	26,516	1,783,201
VeriFone Systems Inc.[a,b]	9,728	353,029

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

VeriSign Inc.[b]	55,451	$2,463,133
Verizon Communications Inc.	262,879	11,866,358
Vertex Pharmaceuticals Inc.[b]	14,592	707,858
VF Corp.	2,432	363,098
Viacom Inc. Class B NVS	70,528	3,294,363
Virgin Media Inc.	30,140	825,233
Visa Inc. Class A	48,206	6,221,948
Vornado Realty Trust[a]	33,180	2,770,530
Vulcan Materials Co.	4,775	184,983
Wal-Mart Stores Inc.	173,057	12,880,633
Walgreen Co.	104,318	3,793,002
Walt Disney Co. (The)	165,809	8,147,854
Walter Energy Inc.	2,359	80,914
Waste Management Inc.	89,680	3,084,992
Waters Corp.[b]	3,040	235,539
Watson Pharmaceuticals Inc.[b]	5,472	425,886
Weatherford International Ltd.[a,b]	91,634	1,104,190
WellPoint Inc.	36,265	1,932,562
Wells Fargo & Co.	498,692	16,860,777
Western Digital Corp.[a,b]	9,728	386,883
Western Union Co.	139,894	2,438,352
Weyerhaeuser Co.	24,928	582,069
Whirlpool Corp.	15,808	1,067,988
Whole Foods Market Inc.	11,552	1,060,243
Williams Companies Inc. (The)	86,763	2,758,196
Willis Group Holdings PLC	2,421	89,529
Windstream Corp.	22,800	227,088
Wisconsin Energy Corp.	11,845	482,565
Wynn Resorts Ltd.	5,983	560,906
Xcel Energy Inc.	27,724	812,313
Xerox Corp.	178,144	1,234,538
XL Group PLC	22,291	460,309
Xylem Inc.	52,431	1,257,295
Yahoo! Inc.[b]	148,342	2,349,737
Yum! Brands Inc.	80,762	5,236,608
Zimmer Holdings Inc.	32,556	1,918,525

		1,279,183,670

TOTAL COMMON STOCKS
(Cost: $2,660,656,874)		2,659,331,287

PREFERRED STOCKS — 1.21%

BRAZIL — 0.96%
Banco Bradesco SA	186,058	2,865,709

Security	Shares	Value

Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	8,000	$325,592
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	29,725	1,215,455
Companhia de Bebidas das Americas	61,600	2,360,235
Companhia de Bebidas das Americas SP ADR	51,743	1,994,693
Companhia Energetica de Minas Gerais	41,600	794,428
Companhia Energetica de Minas Gerais SP ADR	142,415	2,707,309
Gerdau SA	71,600	649,815
Gerdau SA SP ADR	113,401	1,031,949
Itau Unibanco Holding SA	229,433	3,631,072
Itausa — Investimentos Itau SA	121,690	570,000
Klabin SA	30,400	134,097
Lojas Americanas SA	30,400	215,741
Oi SA	59,800	296,719
Oi SA SP ADR	11,470	170,330
Petroleo Brasileiro SA	379,170	3,603,838
Telefonica Brasil SA	30,400	711,677
Vale SA Class A	155,733	2,762,986

		26,041,645

CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	8,893	534,614

		534,614

GERMANY — 0.18%
Henkel AG & Co. KGaA	9,728	700,860
Porsche Automobil Holding SE	7,795	403,389
ProSiebenSat.1 Media AG	12,023	253,199
Volkswagen AG	19,875	3,402,310

		4,759,758

SOUTH KOREA — 0.05%
Samsung Electronics Co. Ltd.	1,738	1,243,597

		1,243,597

TOTAL PREFERRED STOCKS
(Cost: $33,013,407)		32,579,614

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2012

Security	Shares	Value

RIGHTS — 0.01%

SPAIN — 0.01%
Actividades de Construcciones y Servicios SAa,b	54,900	$66,260
Banco Santander SAb	689,146	126,459

		192,719

TOTAL RIGHTS
(Cost: $199,694)		192,719

SHORT-TERM INVESTMENTS — 1.75%

MONEY MARKET FUNDS — 1.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[f,g,h]	42,100,977	42,100,977
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[f,g,h]	2,882,081	2,882,081
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[f,g]	2,237,248	2,237,248

		47,220,306

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,220,306)		47,220,306

TOTAL INVESTMENTS IN SECURITIES — 101.48%
(Cost: $2,741,090,281)		2,739,323,926
Other Assets, Less Liabilities — (1.48)%		(39,858,865)

NET ASSETS — 100.00%		$2,699,465,061

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.31%

AUSTRALIA — 6.30%
Alumina Ltd.	66,268	$47,421
AMP Ltd.	267,995	1,130,919
Asciano Group	83,982	383,563
ASX Ltd.	24,108	792,053
Australia and New Zealand Banking Group Ltd.	175,068	4,336,841
BHP Billiton Ltd.	248,208	8,340,172
Boral Ltd.	149,382	528,199
Brambles Ltd.	153,282	1,004,939
Commonwealth Bank of Australia	121,244	7,340,319
Computershare Ltd.	93,886	757,803
Crown Ltd.	63,408	563,847
CSL Ltd.	51,876	2,331,066
Echo Entertainment Group Ltd.	71,257	313,447
Fortescue Metals Group Ltd.	112,682	489,739
Goodman Group	159,459	630,953
Iluka Resources Ltd.	35,140	351,676
Insurance Australia Group Ltd.	278,166	1,103,585
Lynas Corp. Ltd.[a,b]	236,679	200,501
Macquarie Group Ltd.	33,580	882,741
Mirvac Group	345,474	498,077
National Australia Bank Ltd.	146,410	3,848,783
Newcrest Mining Ltd.	35,964	889,398
Orica Ltd.	50,160	1,313,841
Origin Energy Ltd.	127,644	1,586,392
Qantas Airways Ltd.[a]	208,388	249,999
QBE Insurance Group Ltd.	96,468	1,425,314
QR National Ltd.	150,292	506,111
Rio Tinto Ltd.	32,954	1,844,931
Santos Ltd.	84,544	956,426
Sonic Healthcare Ltd.	52,008	692,343
Suncorp Group Ltd.	157,608	1,408,141
Tabcorp Holdings Ltd.	59,462	203,368
Telstra Corp. Ltd.	229,022	964,045
Transurban Group	34,490	222,129
Wesfarmers Ltd.	91,676	3,144,129
Westfield Group	117,492	1,236,427
Westfield Retail Trust	117,492	377,110
Westpac Banking Corp.	170,281	4,157,330
Woodside Petroleum Ltd.	45,894	1,630,009

Security	Shares	Value

Woolworths Ltd.	114,242	$3,434,760

		62,118,847
AUSTRIA — 0.18%
Erste Group Bank AGa	3,168	57,470
IMMOEAST AG Escrow[a,c]	54,189	7
IMMOFINANZ AGa	130,106	426,377
OMV AG	12,964	408,405
Raiffeisen International Bank Holding AG	4,662	154,188
Vienna Insurance Group AG	8,154	317,831
voestalpine AG	14,004	382,013

		1,746,291
BELGIUM — 0.73%
Ageas	236,564	472,263
Anheuser-Busch InBev NV	47,388	3,745,005
Delhaize Group SA	6,482	232,342
Groupe Bruxelles Lambert SA	16,456	1,079,185
KBC Groep NV	13,484	282,970
Solvay SA	6,353	661,757
UCB SA	11,154	559,908
Umicore SA	3,432	152,372

		7,185,802
BRAZIL — 1.23%
ALL — America Latina Logistica SA	26,400	121,728
Banco do Brasil SA	39,600	420,774
Banco Santander (Brasil) SA Units	52,800	399,156
BM&F Bovespa SA	92,400	517,925
BR Malls Participacoes SA	26,400	307,795
BRF — Brasil Foods SA	39,600	566,307
BRF — Brasil Foods SA SP ADR	34,742	499,590
CCR SA	52,800	440,075
Centrais Eletricas Brasileiras SA	13,200	91,039
CETIP SA — Mercados Organizados	13,207	167,176
Cielo SA	15,560	453,076
Companhia de Saneamento Basico do Estado de Sao Paulo	13,200	562,833
Companhia Hering SA	13,200	260,313
Companhia Siderurgica Nacional SA	39,600	203,245
CPFL Energia SA	26,400	304,192
EDP Energias do Brasil SA	39,600	261,536
Embraer SA	52,800	338,163
Fibria Celulose SAa	13,200	99,725

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

JBS SAa	26,400	$68,971
Natura Cosmeticos SA	13,200	345,884
OGX Petroleo e Gas Participacoes SAa	79,200	218,107
Oi SA	2,217	12,741
PDG Realty SA Empreendimentos e Participacoes	105,600	175,515
Petroleo Brasileiro SA	171,600	1,676,982
Redecard SA	13,200	212,639
Souza Cruz SA	13,200	185,938
TIM Participacoes SA	66,000	274,725
TIM Participacoes SA SP ADR	17,897	378,522
Tractebel Energia SA	13,200	235,157
Ultrapar Participacoes SA	26,400	621,509
Vale SA	92,400	1,673,122

		12,094,460
CANADA — 8.19%
Agnico-Eagle Mines Ltd.	9,900	434,699
Agrium Inc.	12,184	1,159,565
ARC Resources Ltd.	36,432	909,800
Athabasca Oil Corp.[a]	13,506	165,608
Bank of Montreal	43,572	2,497,033
Bank of Nova Scotia	81,684	4,266,345
Barrick Gold Corp.	68,200	2,246,116
Baytex Energy Corp.	2,322	96,327
BCE Inc.	2,459	104,709
Bombardier Inc. Class B	142,120	511,876
Brookfield Asset Management Inc. Class A	42,142	1,430,381
Brookfield Office Properties Inc.	19,576	334,958
Cameco Corp.	31,370	657,258
Canadian Imperial Bank of Commerce	25,928	1,897,455
Canadian National Railway Co.	30,200	2,665,663
Canadian Natural Resources Ltd.	83,820	2,287,216
Canadian Oil Sands Ltd.	33,450	673,472
Canadian Pacific Railway Ltd.	10,364	842,831
Canadian Tire Corp. Ltd. Class A	9,714	642,657
Canadian Utilities Ltd. Class A	3,102	216,642
Catamaran Corp.[a]	5,676	482,372
Cenovus Energy Inc.	35,508	1,085,823
Centerra Gold Inc.	3,362	24,184
Crescent Point Energy Corp.	9,900	393,708
Eldorado Gold Corp.	70,150	759,381
Empire Co. Ltd. Class A	2,712	154,473

Security	Shares	Value

Enbridge Inc.	66,398	$2,718,058
Encana Corp.	38,940	867,923
Enerplus Corp.	29,308	412,002
Fairfax Financial Holdings Ltd.	924	348,010
Finning International Inc.	24,888	572,104
First Quantum Minerals Ltd.	41,492	753,836
Fortis Inc.	16,326	546,318
Franco-Nevada Corp.	5,808	283,591
George Weston Ltd.	4,402	260,220
Gildan Activewear Inc.	6,872	193,894
Goldcorp Inc.	52,246	1,886,965
Great-West Lifeco Inc.	36,733	794,544
H&R Real Estate Investment Trust	9,194	229,323
Husky Energy Inc.	31,500	782,864
IAMGOLD Corp.	21,384	238,951
Imperial Oil Ltd.	30,070	1,288,843
Ivanhoe Mines Ltd.[a]	41,589	350,621
Kinross Gold Corp.	96,240	804,641
Magna International Inc. Class A	17,886	717,367
Manulife Financial Corp.	123,844	1,330,739
MEG Energy Corp.[a]	13,200	537,324
Metro Inc. Class A	1,932	107,269
National Bank of Canada	6,742	502,337
New Gold Inc.[a]	18,406	187,494
Nexen Inc.	45,244	1,150,172
Onex Corp.	1,672	63,674
Open Text Corp.[a]	1,022	46,201
Osisko Mining Corp.[a]	27,098	231,697
Pacific Rubiales Energy Corp.	26,708	604,614
Pan American Silver Corp.	5,940	88,955
Pembina Pipeline Corp.	10,296	275,300
Penn West Petroleum Ltd.	50,556	690,019
Potash Corp. of Saskatchewan Inc.	65,208	2,888,591
Power Corp. of Canada	35,270	810,756
Power Financial Corp.	28,138	693,975
RioCan Real Estate Investment Trust	36,960	1,056,105
Ritchie Bros. Auctioneers Inc.[b]	22,548	477,146
Rogers Communications Inc. Class B	32,410	1,271,114
Royal Bank of Canada	102,188	5,238,371
Saputo Inc.	7,657	326,433
Shaw Communications Inc. Class B	38,632	754,293
Shoppers Drug Mart Corp.	13,094	540,194
Silver Wheaton Corp.	37,224	1,026,510

SCHEDULES OF INVESTMENTS	65

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Sino-Forest Corp. Class Aa,b,c	4,256	$—
SNC-Lavalin Group Inc.	14,919	588,841
Sun Life Financial Inc.	60,456	1,313,710
Suncor Energy Inc.	123,024	3,763,260
Talisman Energy Inc.	84,084	1,040,249
Teck Resources Ltd. Class B	33,060	927,844
TELUS Corp. NVS	15,156	930,106
Thomson Reuters Corp.	21,032	596,778
Tim Hortons Inc.	16,456	875,585
Toronto-Dominion Bank (The)	49,236	3,876,789
Tourmaline Oil Corp.[a]	13,506	391,449
TransAlta Corp.	11,404	178,063
TransCanada Corp.	57,056	2,599,768
Valeant Pharmaceuticals International Inc.[a]	19,966	952,185
Viterra Inc.	12,540	200,930
Yamana Gold Inc.	45,164	670,048

		80,795,515
CHILE — 0.36%
Banco Santander (Chile) SA	2,254,794	164,019
Banco Santander (Chile) SA SP ADR	3,828	287,712
Cencosud SA	3,362	19,295
CorpBanca SA	9,679,404	121,410
Empresa Nacional de Electricidad SA	108,330	180,936
Empresas Copec SA	502	7,316
Enersis SA	1,115,058	372,527
Enersis SA SP ADR	44,748	740,579
LATAM Airlines Group SAa	10,980	264,914
LATAM Airlines Group SA	13,370	331,238
LATAM Airlines Group SA SP ADR	34,980	860,158
Sociedad Quimica y Minera de Chile SA Series B SP ADR	2,904	174,037

		3,524,141
CHINA — 4.24%
Air China Ltd. Class H	530,000	375,268
Angang Steel Co. Ltd. Class Ha,b	264,000	136,194
Anhui Conch Cement Co. Ltd. Class H	198,000	522,219
Anta Sports Products Ltd.[b]	265,000	148,672
AviChina Industry & Technology Co. Ltd. Class H	540,000	162,968
Bank of China Ltd. Class H	3,232,000	1,238,003
Bank of Communications Co. Ltd. Class H	564,800	375,142

Security	Shares	Value

Beijing Capital International Airport Co. Ltd. Class H	270,000	$184,558
Belle International Holdings Ltd.[b]	502,000	929,720
Bosideng International Holdings Ltd.	530,000	138,760
Brilliance China Automotive Holdings Ltd.[a]	270,000	219,032
China Construction Bank Corp. Class H	3,432,050	2,319,416
China COSCO Holdings Co. Ltd. Class Ha	132,500	55,026
China Gas Holdings Ltd.[b]	264,000	139,599
China Life Insurance Co. Ltd. Class H	660,000	1,825,850
China Mengniu Dairy Co. Ltd.	135,000	402,198
China Merchants Bank Co. Ltd. Class H	132,500	244,711
China Merchants Holdings (International) Co. Ltd.[b]	264,000	822,271
China Mobile Ltd.	462,000	5,419,241
China National Building Material Co. Ltd. Class H	270,000	264,301
China Overseas Land & Investment Ltd.	264,000	624,449
China Petroleum & Chemical Corp. Class H	792,000	719,104
China Resources Cement Holdings Ltd.	270,000	142,423
China Resources Enterprise Ltd.[b]	264,000	732,042
China Resources Land Ltd.[b]	264,000	535,923
China Shanshui Cement Group Ltd.	135,000	76,783
China Shenhua Energy Co. Ltd. Class H	381,000	1,429,920
China Shipping Development Co. Ltd. Class H	528,000	217,229
China State Construction International Holdings Ltd.	270,000	282,061
China Telecom Corp. Ltd. Class H	270,000	140,682
China Unicom (Hong Kong) Ltd.	264,000	389,515
China Vanke Co. Ltd. Class B	100	129
CITIC Pacific Ltd.[b]	132,000	191,352
CNOOC Ltd.	1,282,000	2,599,168
Country Garden Holdings Co. Ltd.[a]	401,089	152,083
Dongfang Electric Corp. Ltd. Class H	27,000	39,349
Dongfeng Motor Group Co. Ltd. Class H	530,000	739,600
Dongyue Group Ltd.[b]	135,000	71,386
Evergrande Real Estate Group Ltd.[b]	502,000	234,372
Fosun International Ltd.	706,000	339,631

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Franshion Properties (China) Ltd.[b]	744,000	$230,292
GCL-Poly Energy Holdings Ltd.[b]	502,000	74,455
Geely Automobile Holdings Ltd.[b]	675,000	224,604
Golden Eagle Retail Group Ltd.[b]	135,000	244,104
GOME Electrical Appliances Holdings Ltd.	897,320	74,066
Great Wall Motor Co. Ltd. Class Hb	152,500	343,799
Guangdong Investment Ltd.	264,000	190,672
Guangzhou Automobile Group Co. Ltd. Class H	325,449	244,287
Guangzhou R&F Properties Co. Ltd. Class Hb	106,000	135,206
Huaneng Power International Inc. Class H	264,000	192,374
Industrial and Commercial Bank of China Ltd. Class H	3,960,285	2,272,900
Jiangxi Copper Co. Ltd. Class H	264,000	582,910
Kingboard Chemical Holdings Co. Ltd.	132,000	273,069
Lenovo Group Ltd.	792,000	549,543
Longfor Properties Co. Ltd.[b]	67,500	99,592
Parkson Retail Group Ltd.[b]	186,000	167,681
PetroChina Co. Ltd. Class H	1,320,000	1,654,756
PICC Property and Casualty Co. Ltd. Class H	281,000	314,934
Ping An Insurance (Group) Co. of China Ltd. Class H	198,000	1,553,888
Poly (Hong Kong) Investments Ltd.a,[b]	265,226	139,221
Shimao Property Holdings Ltd.[b]	132,500	190,368
Shougang Fushan Resources Group Ltd.	264,000	71,842
Shui On Land Ltd.	251,000	103,590
Sino-Ocean Land Holdings Ltd.	381,000	186,234
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,056,000	283,283
SOHO China Ltd.	251,000	186,786
Tencent Holdings Ltd.	89,200	2,666,687
Tingyi (Cayman Islands) Holding Corp.[b]	264,000	655,093
Tsingtao Brewery Co. Ltd. Class H	18,000	105,628
Want Want China Holdings Ltd.	762,000	925,763
Yanzhou Coal Mining Co. Ltd. Class H	264,000	392,919
Yuexiu Property Co. Ltd.	500,000	113,495
Zhaojin Mining Industry Co. Ltd. Class H	67,500	84,879

Security	Shares	Value

Zhuzhou CSR Times Electric Co. Ltd. Class H	135,000	$322,106
Zijin Mining Group Co. Ltd. Class H	573,000	184,013
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	134,240	150,278

		41,765,667
COLOMBIA — 0.14%
Bancolombia SA SP ADR[b]	22,047	1,363,387

		1,363,387
CZECH REPUBLIC — 0.21%
CEZ AS	33,264	1,119,576
Komercni Banka AS	5,676	964,842

		2,084,418
DENMARK — 0.83%
Carlsberg A/S Class B	2,112	171,382
Coloplast A/S Class B	3,828	726,681
Danske Bank A/Sa	46,934	699,099
Novo Nordisk A/S Class B	30,624	4,736,415
Novozymes A/S Class B	29,568	730,618
TrygVesta A/S	8,674	493,409
William Demant Holding A/Sa	6,600	624,264

		8,181,868
EGYPT — 0.12%
Orascom Construction Industries SAE SP GDR	17,570	747,428
Orascom Telecom Holding SAE SP GDR[a,d]	174,557	451,753

		1,199,181
FINLAND — 0.43%
Fortum OYJ	24,758	415,283
Kone OYJ Class B	16,326	1,015,367
Metso OYJ	3,362	122,931
Neste Oil OYJ	32,410	343,664
Nokia OYJ[b]	226,248	543,340
Nokian Renkaat OYJ	17,160	686,624
Sampo OYJ Class A	39,932	1,062,250
UPM-Kymmene OYJ	8,208	88,147

		4,277,606
FRANCE — 5.96%
Accor SA	4,532	151,060
Aeroports de Paris	5,312	412,669
Alcatel-Lucent[a]	159,720	177,033

SCHEDULES OF INVESTMENTS	67

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

ALSTOM	5,442	$181,225
ArcelorMittal	62,888	1,011,880
Arkema SA	2,972	219,098
AXA	124,234	1,522,354
BNP Paribas SA	70,410	2,616,144
Bouygues SA	16,456	415,968
Cap Gemini SA	12,054	441,790
Carrefour SA	52,766	947,791
Casino Guichard-Perrachon SA	5,572	468,551
CNP Assurances SA	17,756	187,557
Compagnie de Saint-Gobain	41,633	1,259,268
Compagnie Generale de Geophysique-Veritas[a]	12,314	355,096
Compagnie Generale des Etablissements Michelin Class B	20,196	1,378,427
Credit Agricole SAa	75,240	323,482
Danone SA	33,871	2,064,000
Dassault Systemes SA	2,772	274,474
Edenred SA	6,612	174,830
Electricite de France SA	9,324	193,718
Essilor International SA	20,486	1,787,260
European Aeronautic Defence and Space Co. NV	19,140	689,713
Eutelsat Communications	5,572	168,673
Fonciere des Regions	1,368	99,131
France Telecom SA	140,318	1,881,886
GDF Suez	100,108	2,241,992
Gecina SA	4,532	416,929
Groupe Eurotunnel SA Registered	22,938	163,563
L’Air Liquide SA	22,393	2,509,055
L’Oreal SA	23,978	2,882,729
Lafarge SA	6,336	292,070
Lagardere SCA	1,056	28,585
Legrand SA	33,464	1,076,473
LVMH Moet Hennessy Louis Vuitton SA	13,200	1,992,229
Natixis	16,368	41,022
Pernod Ricard SA	10,296	1,109,630
PPR SA	8,024	1,205,599
PSA Peugeot Citroen SAa	7,030	54,830
Publicis Groupe SA	17,886	883,413
Renault SA	21,266	932,107
Safran SA	7,920	269,158

Security	Shares	Value

Sanofi	75,072	$6,145,478
Schneider Electric SA	30,888	1,750,986
SCOR SE	32,020	761,475
SES SA Class A FDR	17,292	416,762
Societe Generale[a]	48,048	1,065,715
Sodexo	11,794	892,265
STMicroelectronics NV	30,720	167,336
Suez Environnement SA	13,874	152,702
Technip SA	9,714	1,025,013
Total SA	136,356	6,314,978
Unibail-Rodamco SE	3,168	610,202
Vallourec SA	7,656	318,314
Veolia Environnement	31,630	357,402
Vinci SA	37,852	1,610,604
Vivendi SA	84,813	1,614,819
Wendel	752	53,910

		58,760,423
GERMANY — 5.35%
Adidas AG	7,260	546,388
Allianz SE Registered	35,530	3,548,252
BASF SE	69,432	5,086,074
Bayer AG Registered	46,992	3,582,917
Bayerische Motoren Werke AG	17,106	1,280,235
Celesio AG	12,964	236,693
Commerzbank AGa	173,448	270,644
Continental AG	4,272	388,170
Daimler AG Registered	68,070	3,412,784
Deutsche Bank AG Registered	71,148	2,179,605
Deutsche Boerse AG	19,316	962,606
Deutsche Post AG Registered	21,912	395,071
Deutsche Telekom AG Registered	233,944	2,644,019
E.ON AG	129,936	2,776,393
Fresenius Medical Care AG & Co. KGaA	22,678	1,649,213
Fresenius SE & Co. KGaA	7,392	790,194
GEA Group AG	34,320	928,390
HeidelbergCement AG	4,272	199,188
Hochtief AGa	8,844	421,895
Infineon Technologies AG	26,578	194,069
K+S AG Registered	20,258	1,003,314
Kabel Deutschland Holding AGa	10,494	659,247
Lanxess AG	762	53,022
Linde AG	17,028	2,538,519
MAN SE	2,582	242,655

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Merck KGaA	7,657	$772,127
METRO AG	16,236	447,998
Muenchener Rueckversicherungs-Gesellschaft AG Registered	17,424	2,480,605
RWE AG	34,154	1,345,995
Salzgitter AG	4,922	179,790
SAP AG	78,144	4,990,915
Siemens AG Registered	58,356	4,966,101
ThyssenKrupp AG	36,700	676,612
Volkswagen AG	4,532	724,464
Wacker Chemie AGb	3,492	227,887

		52,802,051
HONG KONG — 2.27%
AIA Group Ltd.	607,200	2,133,989
Bank of East Asia Ltd. (The)	160,200	558,886
BOC Hong Kong (Holdings) Ltd.	462,000	1,421,098
Cathay Pacific Airways Ltd.	132,000	218,591
Cheung Kong (Holdings) Ltd.	132,000	1,738,175
Cheung Kong Infrastructure Holdings Ltd.	132,000	802,693
CLP Holdings Ltd.	132,500	1,144,945
Galaxy Entertainment Group Ltd.[a]	132,000	318,353
Hang Seng Bank Ltd.	79,200	1,102,149
Henderson Land Development Co. Ltd.	132,000	769,496
Hong Kong and China Gas Co. Ltd. (The)	433,582	1,004,318
Hong Kong Exchanges and Clearing Ltd.	66,000	886,963
Hutchison Whampoa Ltd.	132,000	1,189,994
Li & Fung Ltd.	530,000	1,047,197
Link REIT (The)	67,500	295,990
MTR Corp. Ltd.	186,000	650,094
New World Development Co. Ltd.	264,000	338,101
Orient Overseas International Ltd.	67,500	384,787
Power Assets Holdings Ltd.	198,000	1,557,718
Sands China Ltd.	106,000	313,749
Shangri-La Asia Ltd.	274,666	541,989
SJM Holdings Ltd.	265,000	474,383
Sun Hung Kai Properties Ltd.	132,000	1,650,500
Swire Pacific Ltd. Class A	67,500	810,054
Wharf (Holdings) Ltd. (The)	132,000	766,091
Wynn Macau Ltd.	106,000	226,118

		22,346,421

Security	Shares	Value

HUNGARY — 0.11%
MOL Hungarian Oil and Gas PLC	7,657	$555,732
OTP Bank Nyrt	15,156	234,502
Richter Gedeon Nyrt	1,672	284,755

		1,074,989
INDIA — 1.35%
Axis Bank Ltd. SP GDR[d]	59,577	1,117,069
Dr. Reddy’s Laboratories Ltd. SP ADR	24,498	710,932
HDFC Bank Ltd. SP ADR[b]	73,147	2,480,415
ICICI Bank Ltd. SP ADR	56,134	1,943,359
Infosys Ltd. SP ADR	42,134	1,667,664
Larsen & Toubro Ltd. SP GDR[b,d]	44,176	1,069,059
Mahindra & Mahindra Ltd. SP GDR[b]	42,532	538,030
Ranbaxy Laboratories Ltd. SP GDR[a,b,d]	38,762	343,431
Reliance Industries Ltd. SP GDR[e]	49,035	1,295,504
State Bank of India SP GDR	4,018	310,591
Sterlite Industries (India) Ltd. SP ADR	50,166	385,275
Tata Motors Ltd. SP ADR	36,239	732,028
Wipro Ltd. SP ADR[b]	92,533	722,683

		13,316,040
INDONESIA — 0.86%
PT Astra International Tbk	675,000	499,208
PT Bank Central Asia Tbk	1,941,000	1,640,570
PT Bank Mandiri (Persero) Tbk	1,616,242	1,417,307
PT Bank Rakyat Indonesia (Persero) Tbk	1,681,000	1,243,212
PT Bumi Resources Tbk	909,000	99,880
PT Charoen Pokphand Indonesia Tbk	251,000	84,860
PT Gudang Garam Tbk	67,500	401,862
PT Indosat Tbk	396,422	203,132
PT Kalbe Farma Tbk	446,000	180,238
PT Perusahaan Gas Negara (Persero) Tbk	1,616,000	648,790
PT Semen Gresik (Persero) Tbk	594,000	812,710
PT Telekomunikasi Indonesia (Persero) Tbk	836,000	803,761
PT United Tractors Tbk	198,045	439,402

		8,474,932
IRELAND — 0.24%
CRH PLC	44,776	824,125
Elan Corp. PLC[a]	47,784	563,179
Irish Bank Resolution Corp. Ltd.[a,c]	64,486	8
Kerry Group PLC Class A	21,136	961,810

		2,349,122

SCHEDULES OF INVESTMENTS	69

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

ISRAEL — 0.38%
Delek Group Ltd. (The)	3,168	$419,697
Elbit Systems Ltd.	19,186	620,037
Israel Chemicals Ltd.	20,746	245,433
Israel Corp. Ltd. (The)	132	75,514
NICE Systems Ltd.[a]	4,532	161,585
Teva Pharmaceutical Industries Ltd.	53,460	2,211,907

		3,734,173
ITALY — 1.32%
Assicurazioni Generali SpA	98,811	1,244,896
Banca Monte dei Paschi di Siena SpA[a]	221,760	49,269
Banco Popolare SpA[a]	65,076	76,177
Enel Green Power SpA	34,848	49,998
Enel SpA	351,353	1,006,480
Eni SpA	183,084	3,797,034
Exor SpA	21,252	471,897
Fiat Industrial SpA	80,033	788,517
Fiat SpA[a]	81,576	401,860
Intesa Sanpaolo SpA	688,908	876,422
Intesa Sanpaolo SpA RNC	91,047	91,609
Luxottica Group SpA	15,417	532,580
Mediobanca SpA	54,252	187,347
Saipem SpA	18,796	869,215
Snam SpA	33,660	135,554
Telecom Italia SpA	806,054	660,143
Telecom Italia SpA RNC	302,292	211,646
Tenaris SA	27,140	529,106
Terna SpA	14,124	47,208
UniCredit SpA[a]	274,296	935,056
Unione di Banche Italiane ScpA	22,836	66,541

		13,028,555
JAPAN — 14.16%
Advantest Corp.	13,200	170,366
AEON Co. Ltd.	52,800	638,197
AEON Credit Service Co. Ltd.	13,200	253,859
AEON Mall Co. Ltd.	13,500	325,832
Aisin Seiki Co. Ltd.	26,500	816,037
Ajinomoto Co. Inc.	12,000	170,551
All Nippon Airways Co. Ltd.[b]	132,000	305,916
Amada Co. Ltd.	132,000	703,099
Asahi Glass Co. Ltd.	132,000	782,535
Asahi Group Holdings Ltd.	52,800	1,191,211

Security	Shares	Value

Asahi Kasei Corp.	132,000	$706,479
Astellas Pharma Inc.	39,600	1,891,268
Bridgestone Corp.	66,000	1,505,070
Canon Inc.	66,000	2,239,437
Casio Computer Co. Ltd.[b]	67,600	449,224
Chubu Electric Power Co. Inc.	39,600	424,394
Chugai Pharmaceutical Co. Ltd.	26,400	510,761
Chugoku Electric Power Co. Inc. (The)	13,200	169,014
Citizen Holdings Co. Ltd.	66,000	368,451
Coca-Cola West Co. Ltd.	26,400	453,634
Cosmo Oil Co. Ltd.	265,000	583,611
Credit Saison Co. Ltd.	26,400	605,070
Dai-ichi Life Insurance Co. Ltd. (The)	265	282,305
Daido Steel Co. Ltd.	14,000	79,949
Daiichi Sankyo Co. Ltd.	63,200	1,045,511
Daikin Industries Ltd.	26,500	727,478
Dainippon Sumitomo Pharma Co. Ltd.	66,000	732,676
Daito Trust Construction Co. Ltd.	2,600	251,344
Daiwa Securities Group Inc.	132,000	498,592
Dena Co. Ltd.	13,500	294,200
Denso Corp.	39,600	1,277,239
Dentsu Inc.	13,200	353,070
East Japan Railway Co.	26,400	1,696,901
Eisai Co. Ltd.	26,500	1,177,401
Electric Power Development Co. Ltd.	13,200	311,831
FANUC Corp.	13,200	2,063,662
Fast Retailing Co. Ltd.	1,300	268,822
FUJIFILM Holdings Corp.	37,200	671,601
Fujitsu Ltd.	132,000	523,944
Gree Inc.[a,b]	13,500	214,859
Gunma Bank Ltd. (The)	265,000	1,296,159
Hachijuni Bank Ltd. (The)	265,000	1,414,917
Hino Motors Ltd.	13,000	90,883
Hitachi Construction Machinery Co. Ltd.	26,400	479,324
Hitachi High-Technologies Corp.	13,200	332,451
Hitachi Ltd.	264,000	1,571,831
Hokkaido Electric Power Co. Inc.	13,200	121,859
Hokuriku Electric Power Co.	13,200	135,042
Honda Motor Co. Ltd.	105,600	3,449,239
Hoya Corp.	52,800	1,180,394
IBIDEN Co. Ltd.	13,200	217,014
Idemitsu Kosan Co. Ltd.	1,200	101,408

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

IHI Corp.	372,000	$800,205
INPEX Corp.	132	741,972
Isuzu Motors Ltd.	132,000	681,127
ITOCHU Corp.	158,400	1,657,014
Japan Petroleum Exploration Co. Ltd.	13,500	512,689
Japan Prime Realty Investment Corp.	372	970,248
Japan Retail Fund Investment Corp.	502	842,666
Japan Tobacco Inc.	52,800	1,665,803
JFE Holdings Inc.	26,500	352,542
JSR Corp.	26,400	469,859
JTEKT Corp.	39,600	351,887
JX Holdings Inc.	132,000	642,254
Kansai Electric Power Co. Inc. (The)	52,800	397,521
Kao Corp.	26,400	716,958
Kawasaki Heavy Industries Ltd.	265,000	637,900
Kawasaki Kisen Kaisha Ltd.[a]	132,000	202,817
KDDI Corp.	132	914,366
Keio Corp.	132,000	973,521
Kintetsu Corp.[b]	132,000	525,634
Kirin Holdings Co. Ltd.	6,000	68,528
Kobe Steel Ltd.	396,000	375,211
Komatsu Ltd.	66,000	1,485,634
Konica Minolta Holdings Inc.	67,500	482,266
Kubota Corp.	132,000	1,262,535
Kuraray Co. Ltd.	66,000	779,155
Kurita Water Industries Ltd.	26,500	600,576
Kyocera Corp.	13,500	1,080,346
Kyushu Electric Power Co. Inc.	26,400	207,211
Mabuchi Motor Co. Ltd.	13,500	528,073
Marubeni Corp.	132,000	892,394
Mazda Motor Corp.[a]	132,000	160,563
Meiji Holdings Co. Ltd.	13,595	623,177
Mitsubishi Chemical Holdings Corp.	132,500	564,949
Mitsubishi Corp.	115,200	2,309,900
Mitsubishi Electric Corp.	132,000	1,056,338
Mitsubishi Estate Co. Ltd.	132,000	2,393,239
Mitsubishi Gas Chemical Co. Inc.	132,000	765,634
Mitsubishi Heavy Industries Ltd.	265,000	1,079,001
Mitsubishi Motors Corp.[a]	264,000	253,521
Mitsubishi UFJ Financial Group Inc.	906,400	4,421,747
Mitsui & Co. Ltd.	66,000	986,197
Mitsui Chemicals Inc.	132,000	299,155
Mitsui Fudosan Co. Ltd.	51,000	996,492

Security	Shares	Value

Mitsui O.S.K. Lines Ltd.	132,000	$403,944
Mizuho Financial Group Inc.	1,075,800	1,776,930
Murata Manufacturing Co. Ltd.	26,500	1,331,786
Nabtesco Corp.	13,500	298,175
Namco Bandai Holdings Inc.	13,500	194,808
NEC Corp.[a]	170,000	228,553
Nidec Corp.	13,200	1,046,197
Nikon Corp.	13,200	369,127
Nintendo Co. Ltd.	13,200	1,478,873
Nippon Building Fund Inc.	9	87,695
Nippon Steel Corp.	265,000	536,108
Nippon Telegraph and Telephone Corp.	39,600	1,843,099
Nishi-Nippon City Bank Ltd. (The)	265,000	583,611
Nissan Motor Co. Ltd.	132,000	1,257,465
Nisshin Seifun Group Inc.	12,500	149,808
Nisshin Steel Co. Ltd.	264,000	294,085
Nitto Denko Corp.	13,500	586,844
Nomura Holdings Inc.	258,200	919,073
Nomura Real Estate Holdings Inc.	13,500	252,542
NSK Ltd.	132,000	807,887
NTN Corp.	132,000	358,310
NTT DOCOMO Inc.	792	1,331,493
NTT Urban Development Corp.	135	109,936
Olympus Corp.[a]	13,200	250,141
Omron Corp.	26,400	532,056
Ono Pharmaceutical Co. Ltd.	13,500	853,905
ORIX Corp.	6,600	631,268
Osaka Gas Co. Ltd.	132,000	542,535
Panasonic Corp.	132,000	922,817
Rakuten Inc.	63,200	630,382
Resona Holdings Inc.	115,200	473,485
Ricoh Co. Ltd.	132,000	914,366
Sanrio Co. Ltd.	2,700	93,653
Santen Pharmaceutical Co. Ltd.	26,500	1,131,594
Secom Co. Ltd.	13,500	629,193
Seiko Epson Corp.[b]	26,500	213,425
Seven & I Holdings Co. Ltd.	66,000	2,100,000
Sharp Corp.[b]	132,000	456,338
Shikoku Electric Power Co. Inc.	13,200	204,000
Shin-Etsu Chemical Co. Ltd.	39,600	2,018,028
Shiseido Co. Ltd.	13,200	189,972
Showa Shell Sekiyu K.K.	66,000	360,845
SMC Corp.	3,200	542,894

SCHEDULES OF INVESTMENTS	71

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

SoftBank Corp.	66,000	$2,539,437
Sony Corp.	79,200	976,563
Stanley Electric Co. Ltd.	26,400	392,451
Sumitomo Chemical Co. Ltd.	132,000	370,141
Sumitomo Corp.	115,200	1,631,385
Sumitomo Heavy Industries Ltd.	132,000	535,775
Sumitomo Metal Industries Ltd.	264,000	392,113
Sumitomo Mitsui Financial Group Inc.	92,400	2,943,549
Sumitomo Rubber Industries Inc.	13,200	160,056
Suzuki Motor Corp.	13,200	243,549
Taiyo Nippon Sanso Corp.	132,000	745,352
Takeda Pharmaceutical Co. Ltd.	52,800	2,433,803
TDK Corp.	13,500	518,566
Terumo Corp.	13,500	556,594
THK Co. Ltd.	39,600	708,338
Toho Gas Co. Ltd.	23,000	138,707
Tohoku Electric Power Co. Inc.[a]	26,400	171,042
Tokio Marine Holdings Inc.	39,600	918,761
Tokyo Electric Power Co. Inc.[a]	79,200	132,845
Tokyo Electron Ltd.	13,500	635,243
Tokyo Gas Co. Ltd.	132,000	682,817
Tokyu Corp.	68,000	327,375
Tokyu Land Corp.	132,000	674,366
TonenGeneral Sekiyu K.K.	14,000	115,083
Toray Industries Inc.	132,000	833,239
Toshiba Corp.	265,000	888,988
Toyo Seikan Kaisha Ltd.	52,800	627,380
Toyo Suisan Kaisha Ltd.	4,000	96,440
Toyota Industries Corp.	26,500	712,887
Toyota Motor Corp.	198,000	7,656,338
Toyota Tsusho Corp.	26,400	493,183
Ube Industries Ltd.	265,000	583,611
Ushio Inc.	26,400	335,662
USS Co. Ltd.	2,640	285,634
West Japan Railway Co.	13,200	571,268
Yahoo! Japan Corp.	1,282	469,137
Yamada Denki Co. Ltd.	2,640	137,746
Yamaha Motor Co. Ltd.	26,400	225,465
Yamato Holdings Co. Ltd.	13,200	217,521
Yamazaki Baking Co. Ltd.	7,000	97,964
Yokogawa Electric Corp.	66,000	683,662

		139,652,029

Security	Shares	Value

MALAYSIA — 0.65%
Alliance Financial Group Bhd	118,800	$161,336
Axiata Group Bhd	92,400	173,019
British American Tobacco (Malaysia) Bhd	13,200	251,979
Bumi Armada Bhd[a]	79,200	99,206
CIMB Group Holdings Bhd	303,600	761,547
DiGi.Com Bhd	277,200	393,279
Genting Bhd	105,600	319,550
Genting Malaysia Bhd	39,600	42,643
Hong Leong Bank Bhd	26,400	115,234
Hong Leong Financial Group Bhd	13,200	52,471
IOI Corp. Bhd	52,800	90,095
Kuala Lumpur Kepong Bhd	26,400	200,436
Lafarge Malayan Cement Bhd	26,400	67,487
Malayan Banking Bhd	237,600	665,083
Malaysia Airports Holdings Bhd	52,800	93,975
Maxis Communications Bhd	198,000	405,554
Petronas Chemicals Group Bhd	145,200	305,757
Petronas Dagangan Bhd	26,400	177,153
Petronas Gas Bhd	79,200	468,190
PPB Group Bhd	13,200	64,112
Public Bank Bhd Foreign	145,200	667,192
Sime Darby Bhd	132,000	414,622
SP Setia Bhd	79,200	91,866
Tenaga Nasional Bhd	92,400	199,297
YTL Corp. Bhd	171,653	102,021

		6,383,104
MEXICO — 1.30%
Alfa SAB de CV Series A	26,400	425,116
America Movil SAB de CV Series L	2,904,800	3,889,400
Cemex SAB de CV CPO[a]	931,208	650,773
Compartamos SAB de CV	97,400	98,141
Fomento Economico Mexicano SAB de CV BD Units	237,600	2,036,213
Grupo Financiero Banorte SAB de CV Series O	180,200	966,341
Grupo Financiero Inbursa SAB de CV Series O	26,500	69,129
Grupo Mexico SAB de CV Series B	339,229	952,365
Grupo Modelo SAB de CV Series C	132,000	1,192,065
Grupo Televisa SAB CPO	39,600	180,927
Industrias Penoles SAB de CV	2,510	103,585

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Kimberly-Clark de Mexico SAB de CV Series A	382,800	$801,404
Wal-Mart de Mexico SAB de CV Series V	514,800	1,460,390

		12,825,849
NETHERLANDS — 1.61%
AEGON NV	162,759	743,053
Akzo Nobel NV	25,080	1,356,106
ASML Holding NV	32,494	1,889,649
DE Master Blenders 1753 NVa	40,524	470,077
Heineken NV	15,546	843,463
ING Groep NV CVA[a]	282,876	1,874,611
Koninklijke Ahold NV	110,230	1,343,283
Koninklijke DSM NV	22,968	1,132,298
Koninklijke KPN NV	115,802	951,391
Koninklijke Philips Electronics NV	82,801	1,823,287
Reed Elsevier NV	11,616	136,562
SBM Offshore NVa	3,300	40,332
TNT Express NV	16,820	182,579
Unilever NV CVA	89,628	3,118,825

		15,905,516
NEW ZEALAND — 0.10%
Auckland International Airport Ltd.	250,288	505,958
Fletcher Building Ltd.	44,222	219,359
Telecom Corp. of New Zealand Ltd.	143,585	310,075

		1,035,392
NORWAY — 0.55%
Aker Solutions ASA	17,366	256,372
DNB ASA	51,614	544,877
Gjensidige Forsikring ASA	12,184	149,892
Norsk Hydro ASA	25,476	104,189
Orkla ASA	11,144	79,924
Seadrill Ltd.	21,648	850,790
Statoil ASA	74,373	1,779,235
Subsea 7 SA	19,576	412,342
Telenor ASA	34,427	584,935
Yara International ASA	13,614	646,626

		5,409,182

PERU — 0.16%
Compania de Minas Buenaventura SA SP ADR	19,576	712,958
Credicorp Ltd.	6,482	751,523

Security	Shares	Value

Southern Copper Corp.	2,868	$92,579

		1,557,060
PHILIPPINES — 0.26%
Bank of the Philippine Islands	719,408	1,251,144
Jollibee Foods Corp.	181,460	448,162
Metropolitan Bank & Trust Co.	344,523	826,129

		2,525,435
POLAND — 0.22%
Bank Millennium SAa	69,760	73,050
Bank Pekao SA	2,452	102,853
BRE Bank SAa	1,672	142,979
Cyfrowy Polsat SAa	65,930	289,611
Kernel Holding SAa	12,314	258,266
KGHM Polska Miedz SA	5,676	215,779
Polski Koncern Naftowy Orlen SAa	7,788	83,657
Powszechna Kasa Oszczednosci Bank Polski SA	31,110	303,371
Synthos SA	98,678	156,923
Tauron Polska Energia SA	171,818	237,147
Telekomunikacja Polska SA	25,872	122,265
TVN SA	93,626	210,130

		2,196,031
PORTUGAL — 0.12%
Banco Espirito Santo SA Registered[a]	287,167	176,830
Energias de Portugal SA	123,948	283,009
Galp Energia SGPS SA Class B	13,874	187,952
Jeronimo Martins SGPS SA	26,708	419,376
Portugal Telecom SGPS SA Registered	37,982	161,380

		1,228,547
RUSSIA — 1.42%
Gazprom OAO SP ADR[a]	360,524	3,336,650
LUKOIL OAO SP ADR[a]	31,496	1,770,075
Magnit OJSC SP GDR[d]	20,356	659,331
Mechel OAO SP ADR	30,360	196,733
MMC Norilsk Nickel OJSC SP ADR[a]	43,230	667,904
Mobile TeleSystems OJSC SP ADR	24,552	465,260
NovaTek OAO SP GDR[d]	14,134	1,598,555
Novolipetsk Steel OJSC SP GDR[d]	19,316	321,611
Rosneft Oil Co. OJSC SP GDR[d]	59,136	355,999
RusHydro OJSC SP ADR[a]	70,580	172,921
Sberbank of Russia SP ADR[a]	124,900	1,390,137
Sistema JSFC SP GDR[d]	22,938	475,734

SCHEDULES OF INVESTMENTS	73

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Surgutneftegas OJSC SP ADR[a]	132,277	$1,107,159
Tatneft OAO SP ADR[a]	5,712	215,000
TMK OAO SP GDR[d]	36,440	521,092
Uralkali OJSC SP GDR[d]	19,186	799,672

		14,053,833
SINGAPORE — 1.39%
Ascendas REIT	132,000	240,820
CapitaLand Ltd.	152,500	367,691
COSCO Corp. (Singapore) Ltd.	265,000	206,590
DBS Group Holdings Ltd.	132,500	1,569,661
Genting Singapore PLC	396,000	415,335
Hutchison Port Holdings Trust	265,000	201,400
Keppel Corp. Ltd.	132,200	1,187,861
Neptune Orient Lines Ltd.[a]	529,250	489,160
Noble Group Ltd.	528,199	456,350
Oversea-Chinese Banking Corp. Ltd.	264,000	2,026,281
SembCorp Marine Ltd.[b]	265,000	1,035,081
Singapore Airlines Ltd.	132,000	1,124,533
Singapore Exchange Ltd.	135,000	725,859
Singapore Telecommunications Ltd.	528,000	1,519,180
United Overseas Bank Ltd.	132,000	2,121,760

		13,687,562
SOUTH AFRICA — 1.92%
African Bank Investments Ltd.	282,958	1,257,193
Anglo American Platinum Ltd.	9,375	485,006
AngloGold Ashanti Ltd.	30,850	1,062,369
ArcelorMittal South Africa Ltd.	34,884	189,811
Aspen Pharmacare Holdings Ltd.[a]	54,846	969,057
FirstRand Ltd.	423,276	1,424,127
Foschini Group Ltd. (The)	12,444	215,855
Gold Fields Ltd.	80,662	1,051,981
Growthpoint Properties Ltd.	489,154	1,512,995
Harmony Gold Mining Co. Ltd.	62,238	626,009
Impala Platinum Holdings Ltd.	47,974	759,165
Imperial Holdings Ltd.	9,844	226,715
Kumba Iron Ore Ltd.	14,919	935,445
MMI Holdings Ltd.	68,986	156,193
MTN Group Ltd.	81,180	1,472,191
Naspers Ltd. Class N	21,912	1,200,011
Northam Platinum Ltd.	89,076	278,230
Pretoria Portland Cement Co. Ltd.	21,526	67,813
Redefine Properties Ltd.	1,072,540	1,201,126
RMB Holdings Ltd.	47,584	212,402

Security	Shares	Value

RMI Holdings Ltd.	47,584	$105,651
Sappi Ltd.[a]	28,398	85,902
Sasol Ltd.	56,926	2,387,398
Shoprite Holdings Ltd.	9,372	185,327
Standard Bank Group Ltd.	33,396	463,473
Truworths International Ltd.	15,286	192,212
Woolworths Holdings Ltd.	37,852	247,890

		18,971,547
SOUTH KOREA — 3.41%
AmorePacific Corp.	265	240,009
BS Financial Group Inc.	11,880	125,564
Celltrion Inc.	6,282	156,408
Cheil Industries Inc.	1,716	147,525
CJ CheilJedang Corp.	675	165,672
Daelim Industrial Co. Ltd.	1,452	112,500
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,280	116,750
DGB Financial Group Inc.	7,920	90,714
Dongbu Insurance Co. Ltd.	2,640	98,070
Doosan Heavy Industries & Construction Co. Ltd.	1,320	70,867
E-Mart Co. Ltd.	1,350	314,030
GS Engineering & Construction Corp.	1,584	97,369
GS Holdings Corp.	2,904	147,688
Hana Financial Group Inc.	10,260	328,048
Hankook Tire Co. Ltd.	3,960	146,054
Honam Petrochemical Corp.	660	139,224
Hyundai Department Store Co. Ltd.	1,056	119,085
Hyundai Engineering & Construction Co. Ltd.	4,620	243,540
Hyundai Glovis Co. Ltd.	1,056	202,677
Hyundai Heavy Industries Co. Ltd.	2,772	593,321
Hyundai Marine & Fire Insurance Co. Ltd.	3,960	98,245
Hyundai Mobis Co. Ltd.	3,828	1,014,028
Hyundai Motor Co.	10,032	2,102,893
Hyundai Steel Co.	3,036	225,560
Hyundai Wia Corp.	924	136,072
Industrial Bank of Korea	7,920	86,161
Kangwon Land Inc.	5,400	111,284
KB Financial Group Inc.	26,400	844,099
Kia Motors Corp.	14,520	1,002,996
Korea Aerospace Industries Ltd.	2,640	63,045

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Korea Electric Power Corp.[a]	59,400	$1,329,194
Korea Exchange Bank	13,200	98,070
Korea Gas Corp.	1,320	51,837
Korea Zinc Co. Ltd.	660	224,159
KT Corp.	18,780	535,682
KT&G Corp.	7,524	554,339
LG Chem Ltd.	2,640	733,187
LG Corp.	6,600	341,493
LG Display Co. Ltd.[a]	39,600	856,358
LG Electronics Inc.	6,468	356,973
LG Household & Health Care Ltd.	924	476,455
LG Uplus Corp.	14,850	86,687
Lotte Confectionery Co. Ltd.	53	73,878
Lotte Shopping Co. Ltd.	528	135,429
NCsoft Corp.	924	183,063
NHN Corp.	2,700	656,716
OCI Co. Ltd.	660	117,333
ORION Corp.	405	321,313
POSCO	4,356	1,404,322
S-Oil Corp.	2,640	224,626
S1 Corp.	3,564	181,884
Samsung C&T Corp.	6,732	382,857
Samsung Electro-Mechanics Co. Ltd.	4,092	383,639
Samsung Electronics Co. Ltd.	8,448	9,780,813
Samsung Engineering Co. Ltd.	1,584	255,682
Samsung Fire & Marine Insurance Co. Ltd.	1,716	321,762
Samsung Heavy Industries Co. Ltd.	9,240	319,952
Samsung Life Insurance Co. Ltd.	2,508	205,853
Samsung SDI Co. Ltd.	2,376	299,463
Samsung Securities Co. Ltd.	2,640	113,247
Samsung Techwin Co. Ltd.	1,320	85,227
Shinhan Financial Group Co. Ltd.	23,940	766,503
Shinsegae Co. Ltd.	132	24,342
SK C&C Co. Ltd.	924	81,725
SK Holdings Co. Ltd.	1,320	180,962
SK Hynix Inc.[a]	33,000	633,366
SK Innovation Co. Ltd.	3,696	508,328
SK Telecom Co. Ltd.	4,884	624,202
Woongjin Coway Co. Ltd.	2,640	82,659
Woori Finance Holdings Co. Ltd.	21,120	208,281
Yuhan Corp.	792	86,862

		33,628,221

Security	Shares	Value

SPAIN — 1.72%
Abertis Infraestructuras SA	27,241	$337,332
Acciona SAb	5,312	232,175
Acerinox SA	9,584	95,759
Actividades de Construcciones y Servicios SAb	23,331	369,223
Amadeus IT Holding SA Class A	13,464	291,587
Banco Bilbao Vizcaya Argentaria SA	309,681	2,030,508
Banco de Sabadell SA	107,984	206,131
Banco Popular Espanol SAb	67,691	127,465
Banco Santander SA	615,539	3,752,431
Bankia SAa,b	40,920	40,215
CaixaBank[b]	17,264	56,641
Distribuidora Internacional de Alimentacion SA	52,766	261,236
Ferrovial SA	50,070	545,724
Gas Natural SDG SA	4,142	51,138
Iberdrola SA	304,470	1,106,161
Industria de Diseno Textil SA	22,968	2,371,235
Repsol SA	71,204	1,140,425
Telefonica SA	284,908	3,237,555
Zardoya Otis SA	58,161	648,235
Zardoya Otis SA New[a]	2,754	30,695

		16,931,871
SWEDEN — 2.38%
Alfa Laval AB	72,620	1,262,184
Assa Abloy AB Class B	40,192	1,221,895
Atlas Copco AB Class A	23,588	532,273
Electrolux AB Class B	42,402	964,938
Getinge AB Class B	35,286	1,011,416
Hennes & Mauritz AB Class B	88,044	3,264,131
Hexagon AB Class B	7,657	146,843
Husqvarna AB Class B	98,418	504,473
Investor AB Class B	80,256	1,678,612
Lundin Petroleum ABa	5,182	110,293
Millicom International Cellular SA SDR	5,732	520,082
Modern Times Group MTG AB Class B	2,670	122,780
Nordea Bank AB	263,122	2,464,898
Sandvik AB	110,748	1,545,609
Scania AB Class B	61,512	1,063,684
Securitas AB Class B	52,767	430,583
Skandinaviska Enskilda Banken AB Class A	35,010	258,096

SCHEDULES OF INVESTMENTS	75

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Skanska AB Class B	57,966	$878,564
SSAB AB Class A	20,356	167,906
Svenska Handelsbanken AB Class A	24,238	844,688
Swedbank AB Class A	23,718	414,331
Tele2 AB Class B	32,540	540,165
Telefonaktiebolaget LM Ericsson Class B	157,212	1,468,113
TeliaSonera AB	186,212	1,235,626
Volvo AB Class B	64,284	796,786

		23,448,969
SWITZERLAND — 5.64%
ABB Ltd. Registered[a]	201,036	3,520,114
Actelion Ltd. Registered[a]	3,168	145,011
Adecco SA Registered[a]	1,932	85,167
Aryzta AGa	1,056	52,559
Barry Callebaut AG Registered[a]	132	119,422
Compagnie Financiere Richemont SA Class A Bearer	34,138	1,940,594
Credit Suisse Group AG Registered	73,484	1,255,055
GAM Holding AGa	4,012	44,420
Geberit AG Registered[a]	892	175,574
Givaudan SA Registered[a]	132	128,624
Holcim Ltd. Registered[a]	8,580	507,526
Julius Baer Group Ltd.[a]	4,620	165,770
Kuehne & Nagel International AG Registered	11,014	1,256,710
Lindt & Spruengli AG Participation Certificates	132	409,350
Nestle SA Registered	243,990	15,020,349
Novartis AG Registered	159,504	9,369,603
Roche Holding AG Genusschein	49,794	8,846,481
SGS SA Registered	264	529,380
Sonova Holding AG Registered[a]	1,320	125,105
Sulzer AG Registered	762	98,741
Swatch Group AG (The) Bearer	2,192	873,474
Swiss Life Holding AG Registered[a]	2,322	222,928
Swiss Re AGa	28,658	1,802,418
Swisscom AG Registered	1,584	635,581
Syngenta AG Registered	7,657	2,619,448
Transocean Ltd.	21,780	1,037,813
UBS AG Registered[a]	263,838	2,783,221
Zurich Insurance Group AGa	8,185	1,826,721

		55,597,159

Security	Shares	Value

TAIWAN — 2.47%
Acer Inc.[a]	132,000	$121,470
Advanced Semiconductor Engineering Inc.	660,000	513,828
Advanced Semiconductor Engineering Inc. SP ADR	173,614	661,469
Asia Cement Corp.	132,000	167,462
AU Optronics Corp.[a]	1,980,000	613,293
Cathay Financial Holding Co. Ltd.	264,000	261,425
Chang Hwa Commercial Bank Ltd.	264,000	143,476
Chimei Innolux Corp.[a]	264,000	84,061
China Development Financial Holding Corp.	660,000	154,919
China Steel Corp.	669,825	595,177
Chinatrust Financial Holding Co. Ltd.	550,784	330,553
Chunghwa Telecom Co. Ltd.	448,000	1,344,336
Chunghwa Telecom Co. Ltd. SP ADR	62,888	1,865,887
Compal Electronics Inc.	132,000	124,111
Delta Electronics Inc.	118,000	399,333
E.Sun Financial Holding Co. Ltd.	264,000	144,796
Far EasTone Telecommunications Co. Ltd.	264,000	665,446
First Financial Holding Co. Ltd.	528,000	322,161
Formosa Chemicals & Fibre Corp.	132,000	349,447
Formosa Petrochemical Corp.	132,000	382,896
Formosa Plastics Corp.	132,000	365,291
Highwealth Construction Corp.	132,000	205,751
Hon Hai Precision Industry Co. Ltd.	792,000	2,233,999
HTC Corp.	43,000	418,638
Hua Nan Financial Holdings Co. Ltd.	528,000	299,275
Inotera Memories Inc.[a]	396,000	75,127
Macronix International Co. Ltd.	410,698	101,742
MediaTek Inc.	60,000	510,128
Mega Financial Holding Co. Ltd.	528,000	428,667
Nan Ya Plastics Corp.	264,000	514,929
Quanta Computer Inc.	264,000	690,093
Shin Kong Financial Holding Co. Ltd.[a]	528,000	161,080
Siliconware Precision Industries Co. Ltd.	660,000	734,984
SinoPac Financial Holdings Co. Ltd.	396,000	170,983
Synnex Technology International Corp.	132,000	288,272
Taishin Financial Holdings Co. Ltd.	396,000	161,080
Taiwan Business Bank Ltd.[a]	548,320	160,515
Taiwan Cement Corp.	264,000	307,197

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Taiwan Cooperative Financial Holding Co. Ltd.[a]	528,000	$321,280
Taiwan Mobile Co. Ltd.	264,000	871,418
Taiwan Semiconductor Manufacturing Co. Ltd.	1,584,000	4,277,869
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	21,599	301,738
U-Ming Marine Transport Corp.	132,000	206,852
Uni-President Enterprises Co.	264,000	443,631
United Microelectronics Corp.	1,320,000	554,539
Wan Hai Lines Ltd.	264,000	130,713
Yuanta Financial Holding Co. Ltd.	396,000	184,846

		24,366,183
THAILAND — 0.80%
Bangkok Bank PCL NVDR	172,440	1,073,983
Banpu PCL NVDR	13,250	168,414
BEC World PCL NVDR	648,200	1,158,604
Charoen Pokphand Foods PCL NVDR	867,400	916,462
CP All PCL NVDR	1,140,400	1,232,081
Glow Energy PCL NVDR	154,200	297,669
Indorama Ventures PCL NVDR	285,088	269,507
Kasikornbank PCL NVDR	246,240	1,369,304
PTT Exploration & Production PCL NVDR	39,600	191,268
PTT Global Chemical PCL NVDR	251,401	473,324
PTT PCL NVDR	26,500	274,515
Siam Cement PCL NVDR	13,500	140,705
Siam Commercial Bank PCL NVDR	39,600	201,964
Thai Oil PCL NVDR	89,200	167,232

		7,935,032
TURKEY — 0.45%
Akbank TAS	60,696	229,073
Anadolu Efes Biracilik ve Malt Sanayii AS	33,710	459,216
Arcelik AS	76,580	380,516
Asya Katilim Bankasi ASa	35,472	38,222
BIM Birlesik Magazalar AS	12,964	564,549
Coca-Cola Icecek AS	25,408	395,770
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	246,388	328,765
Enka Insaat ve Sanayi AS	23,584	68,468
Haci Omer Sabanci Holding AS	19,446	85,551
KOC Holding AS	25,584	99,985
Turk Hava Yollari AOa	78,429	150,189
Turk Telekomunikasyon AS	55,756	216,033

Security	Shares	Value

Turkiye Garanti Bankasi AS	118,674	$463,790
Turkiye Halk Bankasi AS	14,134	121,522
Turkiye Is Bankasi AS Class C	51,382	150,891
Turkiye Petrol Rafinerileri AS	20,226	447,171
Turkiye Sise ve Cam Fabrikalari AS	27,878	38,911
Turkiye Vakiflar Bankasi TAO Class D	33,002	69,278
Yapi ve Kredi Bankasi ASa	53,166	110,122

		4,418,022
UNITED KINGDOM — 15.78%
3i Group PLC	172,598	563,569
Aggreko PLC	3,696	118,250
AMEC PLC	48,364	847,183
Anglo American PLC	98,028	2,918,213
ARM Holdings PLC	59,532	514,410
AstraZeneca PLC	87,274	4,083,764
Aviva PLC	248,693	1,136,225
BAE Systems PLC	39,672	192,006
Barclays PLC	795,606	2,094,212
BG Group PLC	252,384	4,990,389
BHP Billiton PLC	161,194	4,720,320
BP PLC	1,270,514	8,461,215
British American Tobacco PLC	139,278	7,414,045
British Land Co. PLC	56,290	471,403
British Sky Broadcasting Group PLC	34,750	387,930
BT Group PLC	666,432	2,268,970
Bunzl PLC	88,176	1,539,036
Burberry Group PLC	20,356	399,948
Capita PLC	92,976	1,035,747
Carnival PLC	15,546	523,198
Centrica PLC	359,895	1,787,509
Compass Group PLC	190,112	2,041,880
Diageo PLC	207,108	5,539,157
Experian PLC	113,592	1,688,991
Fresnillo PLC	2,842	64,833
G4S PLC	153,152	594,857
GlaxoSmithKline PLC	364,530	8,387,267
HSBC Holdings PLC	1,224,082	10,239,616
ICAP PLC	99,978	498,759
Imperial Tobacco Group PLC	87,912	3,414,585
InterContinental Hotels Group PLC	42,662	1,054,111
Invensys PLC	133,320	503,205
ITV PLC	99,588	117,806
J Sainsbury PLC	141,600	717,269

SCHEDULES OF INVESTMENTS	77

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Johnson Matthey PLC	29,832	$1,018,948
Kingfisher PLC	250,548	1,047,346
Land Securities Group PLC	53,290	659,608
Legal & General Group PLC	656,964	1,312,396
Lloyds Banking Group PLC[a]	2,467,238	1,173,423
London Stock Exchange Group PLC	51,480	781,987
Man Group PLC	120,516	150,399
Marks & Spencer Group PLC	166,636	871,241
Melrose PLC	82,500	285,150
National Grid PLC	321,394	3,336,083
Next PLC	22,044	1,111,795
Old Mutual PLC	415,075	1,025,585
Pearson PLC	17,028	319,086
Petrofac Ltd.	9,454	220,855
Prudential PLC	213,198	2,548,713
Randgold Resources Ltd.	2,904	263,899
Reckitt Benckiser Group PLC	48,624	2,671,774
Reed Elsevier PLC	43,962	370,572
Rexam PLC	194,304	1,322,771
Rio Tinto PLC	100,188	4,625,252
Rolls-Royce Holdings PLC[a]	61,908	824,963
Royal Bank of Scotland Group PLC[a]	128,026	428,663
Royal Dutch Shell PLC Class A	233,849	7,961,749
Royal Dutch Shell PLC Class B	161,700	5,699,139
SABMiller PLC	62,758	2,710,935
Sage Group PLC (The)	152,112	685,196
Serco Group PLC	80,012	722,716
Shire PLC	41,882	1,212,670
Smith & Nephew PLC	93,366	955,977
SSE PLC	73,400	1,509,990
Standard Chartered PLC	150,584	3,455,266
Standard Life PLC	180,510	684,149
Tesco PLC	575,536	2,868,464
Tullow Oil PLC	67,584	1,365,988
Unilever PLC	60,852	2,184,305
United Utilities Group PLC	35,790	382,997
Vodafone Group PLC	3,545,040	10,142,270
Weir Group PLC (The)	2,582	66,953
Wm Morrison Supermarkets PLC	165,336	718,341
Wolseley PLC	33,132	1,195,515
WPP PLC	102,708	1,300,256

Security	Shares	Value

Xstrata PLC	159,379	$2,117,832

		155,641,095

TOTAL COMMON STOCKS
(Cost: $1,030,925,034)		959,621,528

PREFERRED STOCKS — 2.30%

BRAZIL — 1.82%
Banco Bradesco SA	145,200	2,236,405
Banco Bradesco SA SP ADR	42,913	658,285
Bradespar SA	13,200	197,712
Centrais Eletricas Brasileiras SA Class B	13,200	128,999
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	13,200	537,226
Companhia de Bebidas das Americas	52,800	2,023,058
Companhia de Bebidas das Americas SP ADR	18,772	723,661
Companhia de Transmissao de Energia Eletrica Paulista	13,200	370,268
Companhia Energetica de Minas Gerais	32,300	616,827
Companhia Paranaense de Energia Class B	24,100	494,299
Gerdau SA	39,600	359,395
Itau Unibanco Holding SA	158,400	2,506,884
Itausa — Investimentos Itau SA	100,660	471,495
Klabin SA	26,400	116,453
Metalurgica Gerdau SA	13,200	150,037
Oi SA	39,629	196,634
Petroleo Brasileiro SA	303,600	2,885,580
Telefonica Brasil SA	26,400	618,035
Telefonica Brasil SA SP ADR	12,984	303,176
Vale SA Class A	132,000	2,341,920

		17,936,349
CHILE — 0.03%
Sociedad Quimica y Minera de Chile SA Series B	5,478	329,317

		329,317
GERMANY — 0.41%
Henkel AG & Co. KGaA	22,046	1,588,319
Porsche Automobil Holding SE	13,820	715,181
ProSiebenSat.1 Media AG	12,834	270,278
RWE AG NVS	265	9,416

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2012

Security	Shares	Value

Volkswagen AG	8,674	$1,484,862

		4,068,056
SOUTH KOREA — 0.04%
Hyundai Motor Co. Ltd.	1,056	62,017
Hyundai Motor Co. Ltd. Series 2	1,452	96,190
Samsung Electronics Co. Ltd.	264	188,901

		347,108

TOTAL PREFERRED STOCKS
(Cost: $25,524,092)		22,680,830

RIGHTS — 0.01%

BRAZIL — 0.00%
Companhia Transmissao Energia Eletrica Paulista[a]	109	16
PDG Realty SA Empreendimentos e Participacoes[a]	18,123	353

		369
SPAIN — 0.01%
Actividades de Construcciones y Servicios SAa	22,803	27,522
Banco Santander SAa	601,550	110,385

		137,907

TOTAL RIGHTS
(Cost: $141,626)		138,276

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[f,g,h]	10,659,114	10,659,114
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[f,g,h]	729,685	729,685
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[f,g]	698,076	698,076

		12,086,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,086,875)		12,086,875

Value

TOTAL INVESTMENTS IN SECURITIES — 100.85%
(Cost: $1,068,677,627)	$994,527,509
Other Assets, Less Liabilities — (0.85)%	(8,380,524)

NET ASSETS — 100.00%	$986,146,985

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 90.81%

BRAZIL — 1.64%
Banco Santander (Brasil) SA Units SP ADR	7,422	$56,630

		56,630
CHILE — 2.09%
Banco Santander (Chile) SA SP ADR[a]	609	45,772
CorpBanca SA SP ADR	1,434	26,644

		72,416
CHINA — 29.12%
Agile Property Holdings Ltd.	6,000	7,142
Agricultural Bank of China Ltd. Class H	72,000	29,344
Bank of China Ltd. Class H	285,000	109,168
Bank of Communications Co. Ltd. Class H	37,600	24,974
China CITIC Bank Corp. Ltd. Class H	42,200	21,335
China Construction Bank Corp. Class H	280,320	189,443
China Everbright Ltd.[a]	6,000	8,063
China Life Insurance Co. Ltd. Class H	36,000	99,592
China Merchants Bank Co. Ltd. Class H	18,690	34,518
China Minsheng Banking Corp. Ltd. Class H	30,300	28,176
China Overseas Land & Investment Ltd.	18,000	42,576
China Pacific Insurance (Group) Co. Ltd. Class H	9,600	30,520
China Resources Land Ltd.	12,000	24,360
China Taiping Insurance Holdings Co. Ltd.[b]	5,400	7,605
Chongqing Rural Commercial Bank Co. Ltd. Class H	12,000	4,674
Country Garden Holdings Co. Ltd.[b]	28,325	10,740
Evergrande Real Estate Group Ltd.	18,000	8,404
Far East Horizon Ltd.	9,000	6,256
Franshion Properties (China) Ltd.[a]	66,000	20,429
Guangzhou R&F Properties Co. Ltd. Class H	6,000	7,653
Industrial and Commercial Bank of China Ltd. Class H	252,400	144,858
Longfor Properties Co. Ltd.[a]	12,500	18,443
PICC Property and Casualty Co. Ltd. Class H	15,000	16,811
Ping An Insurance (Group) Co. of China Ltd. Class H	7,500	58,859
Poly (Hong Kong) Investments Ltd.[a,b]	9,000	4,724
Shimao Property Holdings Ltd.[a]	9,000	12,931
Shui On Land Ltd.	21,000	8,667
Sino-Ocean Land Holdings Ltd.	19,500	9,532
SOHO China Ltd.	15,000	11,163

Security	Shares	Value

Yuexiu Property Co. Ltd.	30,000	$6,810

		1,007,770
COLOMBIA — 1.68%
Bancolombia SA SP ADR	939	58,068

		58,068
CZECH REPUBLIC — 0.99%
Komercni Banka AS	201	34,167

		34,167
EGYPT — 0.14%
Commercial International Bank (Egypt) SAE SP ADR	1,100	4,896

		4,896
HUNGARY — 0.54%
OTP Bank Nyrt	1,218	18,846

		18,846
INDIA — 7.26%
Axis Bank Ltd. SP GDR[c]	1,902	35,662
HDFC Bank Ltd. SP ADR	3,481	118,041
ICICI Bank Ltd. SP ADR	2,817	97,525

		251,228
INDONESIA — 5.38%
PT Bank Central Asia Tbk	75,000	63,391
PT Bank Danamon Indonesia Tbk	34,080	21,784
PT Bank Mandiri (Persero) Tbk	48,025	42,114
PT Bank Negara Indonesia (Persero) Tbk	42,333	17,779
PT Bank Rakyat Indonesia (Persero) Tbk	55,500	41,046

		186,114
MEXICO — 4.02%
Compartamos SAB de CV	12,000	12,091
Grupo Financiero Banorte SAB de CV Series O	12,300	65,960
Grupo Financiero Inbursa SAB de CV Series O	23,400	61,042

		139,093
PERU — 1.79%
Credicorp Ltd.	534	61,912

		61,912
PHILIPPINES — 4.55%
Ayala Corp.	3,780	39,407
Ayala Land Inc.	33,000	17,273
Bank of the Philippine Islands	23,205	40,356

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

BDO Unibank Inc.	13,596	$20,991
Metropolitan Bank & Trust Co.	180	432
SM Prime Holdings Inc.	116,250	38,931

		157,390
POLAND — 2.63%
Bank Handlowy w Warszawie SA	315	7,656
Bank Millennium SAb	6,258	6,553
Bank Pekao SA	357	14,975
BRE Bank SAb	199	17,017
Powszechna Kasa Oszczednosci Bank Polski SA	2,643	25,773
Powszechny Zaklad Ubezpieczen SA	180	19,119

		91,093
RUSSIA — 3.47%
LSR Group OJSC SP GDR[c]	3,726	16,655
Sberbank of Russia SP ADR[b]	9,303	103,543

		120,198
SOUTH AFRICA — 11.42%
Absa Group Ltd.	1,185	19,459
African Bank Investments Ltd.	6,060	26,925
Discovery Holdings Ltd.	60	394
FirstRand Ltd.	21,279	71,594
Growthpoint Properties Ltd.	7,014	21,695
Investec Ltd.	2,565	15,424
Liberty Holdings Ltd.	30	342
MMI Holdings Ltd.	3,808	8,622
Nedbank Group Ltd.	327	7,189
Redefine Properties Ltd.	11,244	12,592
Remgro Ltd.	3,510	60,197
RMB Holdings Ltd.	8,511	37,991
RMI Holdings Ltd.	8,511	18,897
Sanlam Ltd.	4,695	20,323
Standard Bank Group Ltd.	5,304	73,609

		395,253
SOUTH KOREA — 3.93%
Shinhan Financial Group Co. Ltd. SP ADR[a]	1,887	119,919
Woori Finance Holdings Co. Ltd. SP ADR[a]	538	15,903

		135,822
THAILAND — 6.07%
Bangkok Bank PCL NVDR	7,800	48,580
Bank of Ayudhya PCL NVDR	23,400	24,166
Kasikornbank PCL NVDR	11,100	61,725

Security	Shares	Value

Krung Thai Bank PCL NVDR	27,900	$14,540
Siam Commercial Bank PCL NVDR	12,000	61,201

		210,212
TURKEY — 4.09%
Akbank TAS	6,283	23,713
Asya Katilim Bankasi ASb	9,945	10,716
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	300	400
Haci Omer Sabanci Holding AS	2,259	9,938
Turkiye Garanti Bankasi AS	8,637	33,754
Turkiye Halk Bankasi AS	2,470	21,237
Turkiye Is Bankasi AS Class C	7,516	22,072
Turkiye Vakiflar Bankasi TAO Class D	720	1,512
Yapi ve Kredi Bankasi ASb	8,769	18,163

		141,505

TOTAL COMMON STOCKS
(Cost: $3,899,810)		3,142,613

PREFERRED STOCKS — 8.99%

BRAZIL — 8.99%
Banco Bradesco SA SP ADR	10,047	154,121
Itau Unibanco Holding SA SP ADR	9,927	156,946

		311,067

TOTAL PREFERRED STOCKS (Cost: $465,096)		311,067

SHORT-TERM INVESTMENTS — 4.13%

MONEY MARKET FUNDS — 4.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	128,615	128,615
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	8,805	8,805
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	5,436	5,436

		142,856

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,856)		142,856

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

July 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES —103.93%
(Cost: $4,507,762)	$3,596,536
Other Assets, Less Liabilities — (3.93)%	(136,104)

NET ASSETS — 100.00%	$3,460,432

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 88.20%

BRAZIL — 8.01%
Companhia Siderurgica Nacional SA SP ADR	15,946	$82,600
Fibria Celulose SA SP ADR[a,b]	10,003	76,923
Vale SA SP ADR[b]	20,400	368,220

		527,743
CHILE — 4.89%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	5,376	322,184

		322,184
CHINA — 10.65%
Aluminum Corp. of China Ltd. Class Ha,b	70,000	28,890
Angang Steel Co. Ltd. Class Ha	28,000	14,445
Anhui Conch Cement Co. Ltd. Class H	38,500	101,543
BBMG Corp. Class H	63,000	39,326
China BlueChemical Ltd. Class H	154,000	101,294
China National Building Material Co. Ltd. Class H	56,000	54,818
China Resources Cement Holdings Ltd.	84,000	44,309
China Shanshui Cement Group Ltd.	42,000	23,888
Dongyue Group Ltd.[b]	14,000	7,403
Fosun International Ltd.	38,500	18,521
Huabao International Holdings Ltd.[b]	105,000	46,991
Jiangxi Copper Co. Ltd. Class H	21,000	46,368
Lee & Man Paper Manufacturing Ltd.	49,000	20,096
Nine Dragons Paper (Holdings) Ltd.	35,000	16,476
Shougang Fushan Resources Group Ltd.	42,000	11,429
Sinopec Shanghai Petrochemical Co. Ltd. Class H	168,000	45,068
Yingde Gases Group Co. Ltd.	45,500	38,965
Zhaojin Mining Industry Co. Ltd. Class H	14,000	17,605
Zijin Mining Group Co. Ltd. Class H	75,000	24,085

		701,520
INDIA — 4.12%
Sterlite Industries (India) Ltd. SP ADR	17,808	136,765
Tata Steel Ltd. SP GDR[b,c]	18,043	134,962

		271,727
INDONESIA — 4.15%
PT Indocement Tunggal Prakarsa Tbk	59,500	135,156
PT Semen Gresik (Persero) Tbk	87,500	119,717

Security	Shares	Value

PT Vale Indonesia Tbk	73,500	$18,831

		273,704
MEXICO — 11.21%
Cemex SAB de CV CPO[a]	252,762	176,642
Grupo Mexico SAB de CV Series B	68,099	191,184
Industrias Penoles SAB de CV	2,660	109,776
Mexichem SAB de CV	49,047	232,806
Minera Frisco SAB de CV Series A1[a]	7,000	27,870

		738,278
PERU — 4.20%
Compania de Minas Buenaventura SA SP ADR	3,304	120,332
Southern Copper Corp.	4,839	156,203

		276,535
POLAND — 2.88%
Jastrzebska Spolka Weglowa SA	684	19,189
KGHM Polska Miedz SA	2,583	98,196
Synthos SA	45,752	72,757

		190,142
RUSSIA — 6.47%
Mechel OAO SP ADR	3,283	21,274
MMC Norilsk Nickel OJSC SP ADR[a]	9,541	147,408
Novolipetsk Steel OJSC SP GDR[c]	2,058	34,266
Severstal OAO SP GDR[c]	4,298	48,138
Uralkali OJSC SP GDR[c]	4,200	175,056

		426,142
SOUTH AFRICA — 14.63%
African Rainbow Minerals Ltd.	2,331	44,196
Anglo American Platinum Ltd.	1,190	61,563
AngloGold Ashanti Ltd.	6,790	233,824
ArcelorMittal South Africa Ltd.	3,850	20,949
Gold Fields Ltd.	11,424	148,990
Harmony Gold Mining Co. Ltd.	6,594	66,324
Impala Platinum Holdings Ltd.	9,268	146,662
Kumba Iron Ore Ltd.	1,358	85,149
Northam Platinum Ltd.	3,892	12,157
Pretoria Portland Cement Co. Ltd.	28,007	88,230
Sappi Ltd.[a]	18,417	55,710

		963,754
SOUTH KOREA — 8.10%
POSCO SP ADR[b]	6,709	533,567

		533,567

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

TAIWAN — 2.67%
China Steel Corp. SP GDR	9,956	$175,723

		175,723
THAILAND — 5.69%
Indorama Ventures PCL NVDR	40,600	38,381
PTT Global Chemical PCL NVDR	81,962	154,313
Siam Cement PCL NVDR	17,500	182,396

		375,090
TURKEY — 0.53%
Eregli Demir ve Celik Fabrikalari TAS	31,805	34,981

		34,981

TOTAL COMMON STOCKS
(Cost: $8,232,137)		5,811,090

PREFERRED STOCKS — 11.22%

BRAZIL — 11.22%
Braskem SA Class A SP ADR[b]	4,866	59,122
Gerdau SA SP ADR	13,856	126,090
Vale SA Class A SP ADR	31,232	553,743

		738,955

TOTAL PREFERRED STOCKS
(Cost: $1,238,397)		738,955

SHORT-TERM INVESTMENTS — 14.76%

MONEY MARKET FUNDS — 14.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	903,208	903,208
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	61,830	61,830
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	7,478	7,478

		972,516

TOTAL SHORT-TERM INVESTMENTS
(Cost: $972,516)		972,516

Value

TOTAL INVESTMENTS IN SECURITIES — 114.18%
(Cost: $10,443,050)	$7,522,561
Other Assets, Less Liabilities — (14.18)%	(934,434)

NET ASSETS — 100.00%	$6,588,127

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.66%

AUSTRIA — 0.91%
Erste Group Bank AGa	4,263	$77,334
IMMOEAST AG Escrow[a,b]	740	—
IMMOFINANZ AGa	18,328	60,064
IMMOFINANZ AG Escrow[a,b]	328	—
Raiffeisen International Bank Holding AG	957	31,651
Vienna Insurance Group AG	754	29,390

		198,439
BELGIUM — 1.20%
Ageas	45,733	91,299
Groupe Bruxelles Lambert SA	1,595	104,600
KBC Groep NV	3,132	65,727

		261,626
DENMARK — 1.00%
Danske Bank A/Sa	12,760	190,065
TrygVesta A/S	493	28,043

		218,108
FINLAND — 1.15%
Pohjola Bank PLC Class A	2,755	32,080
Sampo OYJ Class A	8,207	218,318

		250,398
FRANCE — 10.40%
AXA	34,684	425,015
BNP Paribas SA	19,082	709,008
CNP Assurances SA	2,958	31,245
Credit Agricole SAa	19,546	84,035
Eurazeo	580	23,172
Fonciere des Regions	493	35,725
Gecina SA	435	40,019
Icade	464	35,635
Klepierre	1,885	61,565
Natixis	18,009	45,134
SCOR SE	3,219	76,552
Societe Generale[a]	13,717	304,246
Unibail-Rodamco SE	1,798	346,321
Wendel	638	45,737

		2,263,409
GERMANY — 10.72%
Allianz SE Registered	8,961	894,903
Commerzbank AGa	71,137	111,000

Security	Shares	Value

Deutsche Bank AG Registered	18,357	$562,363
Deutsche Boerse AG	3,828	190,767
Hannover Rueckversicherung AG Registered	1,189	71,415
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,538	503,695

		2,334,143
ITALY — 4.65%
Assicurazioni Generali SpA	22,939	289,003
Banca Monte dei Paschi di Siena SpA[a]	127,426	28,310
Banco Popolare SpA[a]	34,191	40,024
Exor SpA	1,276	28,333
Intesa Sanpaolo SpA	197,548	251,319
Intesa Sanpaolo SpA RNC	18,792	18,908
Mediobanca SpA	10,121	34,951
UniCredit SpA[a]	79,547	271,170
Unione di Banche Italiane ScpA	16,762	48,842

		1,010,860
NETHERLANDS — 3.38%
AEGON NV	33,640	153,578
Corio NV	1,276	56,541
Delta Lloyd NV	2,059	26,917
ING Groep NV CVA[a]	75,139	497,944

		734,980
NORWAY — 1.16%
DNB ASA	19,227	202,975
Gjensidige Forsikring ASA	3,915	48,164

		251,139
PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[a]	39,121	24,090

		24,090
SPAIN — 8.77%
Banco Bilbao Vizcaya Argentaria SA	93,525	613,222
Banco de Sabadell SA	40,716	77,723
Banco Popular Espanol SAc	21,257	40,028
Banco Santander SA	178,263	1,086,722
Bankia SAa,c	15,370	15,105
CaixaBank[c]	14,983	49,157
Mapfre SA	14,761	26,959

		1,908,916
SWEDEN — 7.58%
Industrivarden AB Class C	2,378	32,084

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Investment AB Kinnevik Class B	4,031	$83,243
Investor AB Class B	8,932	186,819
Nordea Bank AB	51,649	483,842
Ratos AB Class B	3,828	39,751
Skandinaviska Enskilda Banken AB Class A	27,782	204,810
Svenska Handelsbanken AB Class A	9,715	338,565
Swedbank AB Class A	16,066	280,658

		1,649,772
SWITZERLAND — 12.53%
Baloise Holding AG Registered	928	61,410
Banque Cantonale Vaudoise Registered	58	29,656
Credit Suisse Group AG Registered	22,823	389,801
GAM Holding AGa	3,712	41,099
Julius Baer Group Ltd.[a]	4,060	145,676
Pargesa Holding SA Bearer	522	31,546
Partners Group Holding AG	261	47,707
Swiss Life Holding AG Registered[a]	609	58,468
Swiss Prime Site AG Registered[a]	957	80,204
Swiss Re AGa	6,960	437,743
UBS AG Registered[a]	71,804	757,459
Zurich Insurance Group AGa	2,900	647,219

		2,727,988
UNITED KINGDOM — 36.10%
3i Group PLC	19,082	62,307
Aberdeen Asset Management PLC	16,820	68,071
Admiral Group PLC	3,973	67,976
Aviva PLC	56,898	259,955
Barclays PLC	227,650	599,225
British Land Co. PLC	16,762	140,374
Capital Shopping Centres Group PLC	10,991	55,468
Hammerson PLC	13,949	101,212
HSBC Holdings PLC	354,438	2,964,923
ICAP PLC	10,759	53,673
Investec PLC	10,469	61,822
Land Securities Group PLC	15,254	188,810
Legal & General Group PLC	115,014	229,760
Lloyds Banking Group PLC[a]	811,188	385,802
London Stock Exchange Group PLC	3,422	51,981
Man Group PLC	35,641	44,478
Old Mutual PLC	95,323	235,528
Prudential PLC	50,025	598,033
Resolution Ltd.	26,999	87,142
Royal Bank of Scotland Group PLC[a]	40,629	136,036
RSA Insurance Group PLC	69,281	118,210

Security	Shares	Value

Schroders PLC	2,233	$44,888
SEGRO PLC	14,413	53,452
Standard Chartered PLC	46,835	1,074,665
Standard Life PLC	46,110	174,761

		7,858,552

TOTAL COMMON STOCKS
(Cost: $24,934,761)		21,692,420

RIGHTS — 0.15%

SPAIN — 0.15%
Banco Santander SAa,b	183,773	33,723

		33,723

TOTAL RIGHTS
(Cost: $34,202)		33,723

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	89,088	89,088
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	6,099	6,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	984	984

		96,171

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,171)		96,171

TOTAL INVESTMENTS IN SECURITIES — 100.25%
(Cost: $25,065,134)		21,822,314
Other Assets, Less Liabilities — (0.25)%		(55,473)

NET ASSETS — 100.00%		$21,766,841

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

HONG KONG — 27.89%
AIA Group Ltd.	36,200	$127,224
Bank of East Asia Ltd. (The)	5,000	17,443
BOC Hong Kong (Holdings) Ltd.	13,500	41,526
Cheung Kong (Holdings) Ltd.	5,000	65,840
First Pacific Co. Ltd.	8,000	8,976
Hang Lung Group Ltd.	3,000	19,462
Hang Lung Properties Ltd.	8,000	28,477
Hang Seng Bank Ltd.[a]	2,800	38,965
Henderson Land Development Co. Ltd.	3,000	17,488
Hong Kong Exchanges and Clearing Ltd.	3,600	48,380
Hysan Development Co. Ltd.	2,000	8,460
Kerry Properties Ltd.	2,500	11,495
Link REIT (The)	8,500	37,273
New World Development Co. Ltd.	13,000	16,649
Sino Land Co. Ltd.	10,800	18,498
Sun Hung Kai Properties Ltd.	5,000	62,519
Swire Pacific Ltd. Class A	2,500	30,002
Wharf (Holdings) Ltd. (The)	5,600	32,501
Wheelock and Co. Ltd.	3,000	11,781
Wing Hang Bank Ltd.	500	4,595

		647,554
JAPAN — 57.58%
AEON Credit Service Co. Ltd.	300	5,770
AEON Mall Co. Ltd.	300	7,241
Aozora Bank Ltd.	2,000	4,635
Bank of Kyoto Ltd. (The)	1,000	7,362
Bank of Yokohama Ltd. (The)	5,000	22,791
Chiba Bank Ltd. (The)	3,000	17,593
Credit Saison Co. Ltd.	600	13,752
Dai-ichi Life Insurance Co. Ltd. (The)	30	31,959
Daito Trust Construction Co. Ltd.	200	19,334
Daiwa House Industry Co. Ltd.	2,000	28,630
Daiwa Securities Group Inc.	6,000	22,663
Fukuoka Financial Group Inc.	3,000	11,024
Gunma Bank Ltd. (The)	2,000	9,782
Hachijuni Bank Ltd. (The)	2,000	10,679
Hulic Co. Ltd.	800	4,210
Iyo Bank Ltd. (The)	1,000	7,746
Japan Prime Realty Investment Corp.	3	7,825

Security	Shares	Value

Japan Real Estate Investment Corp.	2	$18,950
Japan Retail Fund Investment Corp.	7	11,750
Joyo Bank Ltd. (The)	2,000	8,963
Mitsubishi Estate Co. Ltd.	4,000	72,522
Mitsubishi UFJ Financial Group Inc.	45,300	220,990
Mitsubishi UFJ Lease & Finance Co. Ltd.	210	8,470
Mitsui Fudosan Co. Ltd.	3,000	58,617
Mizuho Financial Group Inc.	81,100	133,955
MS&AD Insurance Group Holdings Inc.	1,780	29,104
Nippon Building Fund Inc.	2	19,488
Nishi-Nippon City Bank Ltd. (The)	2,000	4,405
NKSJ Holdings Inc.	1,400	27,014
Nomura Holdings Inc.	13,000	46,274
Nomura Real Estate Holdings Inc.	400	7,483
Nomura Real Estate Office Fund Inc.	1	5,781
NTT Urban Development Corp.	6	4,886
ORIX Corp.	380	36,346
Resona Holdings Inc.	6,900	28,360
SBI Holdings Inc.	84	5,754
Seven Bank Ltd.	2,500	6,274
Shinsei Bank Ltd.	5,000	5,698
Shizuoka Bank Ltd. (The)	2,000	20,230
Sony Financial Holdings Inc.	700	11,293
Sumitomo Mitsui Financial Group Inc.	4,800	152,912
Sumitomo Mitsui Trust Holdings Inc.	10,940	31,657
Sumitomo Realty & Development Co. Ltd.	1,000	25,250
T&D Holdings Inc.	2,200	22,648
Tokio Marine Holdings Inc.	2,600	60,323
Tokyu Land Corp.	2,000	10,218
Yamaguchi Financial Group Inc.	1,000	8,476

		1,337,087
SINGAPORE — 14.33%
Ascendas REIT	7,000	12,771
CapitaLand Ltd.	9,000	21,700
CapitaMall Trust Management Ltd.	9,000	14,177
CapitaMalls Asia Ltd.[a]	6,000	7,860
City Developments Ltd.[a]	2,000	18,807
DBS Group Holdings Ltd.	6,000	71,079
Global Logistic Properties Ltd.	7,000	12,658
Keppel Land Ltd.	3,000	8,294
Oversea-Chinese Banking Corp. Ltd.	10,000	76,753
Singapore Exchange Ltd.	3,000	16,130

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

United Overseas Bank Ltd.	4,000	$64,296
UOL Group Ltd.	2,000	8,326

		332,851

TOTAL COMMON STOCKS
(Cost: $2,374,936)		2,317,492

SHORT-TERM INVESTMENTS — 1.15%

MONEY MARKET FUNDS — 1.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c,d]	23,932	23,932
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c,d]	1,638	1,638
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	1,267	1,267

		26,837

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,837)		26,837

TOTAL INVESTMENTS IN SECURITIES — 100.95%
(Cost: $2,401,773)		2,344,329
Other Assets, Less Liabilities — (0.95)%		(22,129)

NET ASSETS — 100.00%		$2,322,200

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.47%

AUSTRALIA — 4.14%
AGL Energy Ltd.	16,725	$276,329
Alumina Ltd.	48,683	34,837
Amcor Ltd.	35,931	285,102
AMP Ltd.	74,541	314,557
APA Group[a]	14,325	73,867
Asciano Group	25,827	117,957
ASX Ltd.	5,100	167,557
Australia and New Zealand Banking Group Ltd.	71,550	1,772,460
Bendigo and Adelaide Bank Ltd.	11,776	101,618
BGP Holdings PLC[b,c]	38,252	5
BHP Billiton Ltd.	87,675	2,946,015
Boral Ltd.	26,400	93,348
Brambles Ltd.	42,525	278,800
Caltex Australia Ltd.	3,975	59,107
Campbell Brothers Ltd.	1,875	92,541
Centro Retail Australia	27,000	58,248
CFS Retail Property Trust Group	69,975	145,804
Coca-Cola Amatil Ltd.	17,625	258,369
Cochlear Ltd.	1,575	109,292
Commonwealth Bank of Australia	43,050	2,606,321
Computershare Ltd.	12,900	104,123
Crown Ltd.	13,800	122,715
CSL Ltd.	14,475	650,439
Dexus Property Group	108,000	112,517
Echo Entertainment Group Ltd.	25,110	110,454
Fairfax Media Ltd.[a]	59,630	32,945
Fortescue Metals Group Ltd.	36,000	156,463
Goodman Group	39,075	154,613
GPT Group	43,500	157,016
Harvey Norman Holdings Ltd.	24,075	50,671
Iluka Resources Ltd.	11,475	114,840
Incitec Pivot Ltd.	52,950	173,295
Insurance Australia Group Ltd.	51,150	202,931
James Hardie Industries SE	15,375	135,426
Leighton Holdings Ltd.	4,491	80,864
Lend Lease Group	11,100	94,617
Lynas Corp. Ltd.[b]	46,425	39,329
Macquarie Group Ltd.	8,550	224,760
Metcash Ltd.	17,025	61,094

Security	Shares	Value

Mirvac Group	93,306	$134,521
National Australia Bank Ltd.	59,100	1,553,604
Newcrest Mining Ltd.	20,493	506,797
Orica Ltd.	10,878	284,927
Origin Energy Ltd.	30,900	384,033
OZ Minerals Ltd.	6,985	55,571
Qantas Airways Ltd.[b]	33,225	39,859
QBE Insurance Group Ltd.	30,825	455,439
QR National Ltd.	39,075	131,586
Ramsay Health Care Ltd.	3,975	99,223
Rio Tinto Ltd.	11,742	657,376
Santos Ltd.	26,400	298,657
Sims Metal Management Ltd.	3,600	31,444
Sonic Healthcare Ltd.	11,328	150,801
SP AusNet	82,276	91,345
Stockland Corp. Ltd.	61,585	217,110
Suncorp Group Ltd.	38,475	343,753
Sydney Airport	20,175	66,878
Tabcorp Holdings Ltd.	28,144	96,256
Tatts Group Ltd.	45,975	140,307
Telstra Corp. Ltd.	114,152	480,512
Toll Holdings Ltd.	16,125	68,216
Transurban Group	31,050	199,974
Wesfarmers Ltd.	26,475	907,989
Westfield Group	57,900	609,311
Westfield Retail Trust	68,700	220,504
Westpac Banking Corp.	81,829	1,997,816
Whitehaven Coal Ltd.	12,225	47,215
Woodside Petroleum Ltd.	17,700	628,648
Woolworths Ltd.	33,075	994,421
WorleyParsons Ltd.	5,625	154,439

		24,619,778
AUSTRIA — 0.12%
Andritz AG	1,725	94,654
Erste Group Bank AGb	6,162	111,783
IMMOEAST AG Escrow[b,c]	5,270	1
IMMOFINANZ AGb	22,142	72,563
OMV AG	4,050	127,587
Raiffeisen International Bank Holding AG	1,425	47,129
Telekom Austria AG	10,950	99,792
Verbund AG	2,175	41,720
Vienna Insurance Group AG	1,500	58,468

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

voestalpine AG	3,150	$85,928

		739,625
BELGIUM — 0.49%
Ageas	64,891	129,545
Anheuser-Busch InBev NV	22,125	1,748,507
Belgacom SA	3,828	110,364
Colruyt SA	2,730	124,197
Delhaize Group SA	2,700	96,780
Groupe Bruxelles Lambert SA	2,114	138,636
KBC Groep NV	4,979	104,487
Mobistar SA	1,217	37,582
Solvay SA	1,488	154,997
UCB SA	2,952	148,184
Umicore SA	2,952	131,061

		2,924,340
CANADA — 5.37%
Agnico-Eagle Mines Ltd.	4,800	210,763
Agrium Inc.	4,425	421,132
Alimentation Couche-Tard Inc. Class B	3,675	174,162
ARC Resources Ltd.	8,025	200,405
Athabasca Oil Corp.[b]	9,150	112,195
Bank of Montreal	17,106	980,314
Bank of Nova Scotia	29,775	1,555,144
Barrick Gold Corp.	26,925	886,755
Baytex Energy Corp.	3,225	133,788
BCE Inc.	6,450	274,654
Bell Aliant Inc.	2,100	52,275
Bombardier Inc. Class B	41,850	150,732
Bonavista Energy Corp.	3,150	57,293
Brookfield Asset Management Inc. Class A	14,700	498,946
Brookfield Office Properties Inc.	7,125	121,913
CAE Inc.	9,675	97,590
Cameco Corp.	10,875	227,851
Canadian Imperial Bank of Commerce	11,025	806,828
Canadian National Railway Co.	12,300	1,085,684
Canadian Natural Resources Ltd.	30,675	837,036
Canadian Oil Sands Ltd.	12,675	255,195
Canadian Pacific Railway Ltd.	4,575	372,053
Canadian Tire Corp. Ltd. Class A	2,175	143,893
Canadian Utilities Ltd. Class A	2,100	146,663
Catamaran Corp.[b]	2,550	216,711

Security	Shares	Value

Cenovus Energy Inc.	20,025	$612,358
Centerra Gold Inc.	4,500	32,371
CGI Group Inc. Class Ab	6,825	160,905
CI Financial Corp.	4,275	95,156
Crescent Point Energy Corp.	8,180	325,307
Eldorado Gold Corp.	16,950	183,485
Enbridge Inc.	20,625	844,302
Encana Corp.	20,400	454,690
Enerplus Corp.	5,925	83,292
Fairfax Financial Holdings Ltd.	600	225,980
Finning International Inc.	3,975	91,374
First Quantum Minerals Ltd.	12,750	231,645
Fortis Inc.	5,550	185,720
Franco-Nevada Corp.	4,200	205,076
George Weston Ltd.	1,350	79,804
Gildan Activewear Inc.	3,825	107,923
Goldcorp Inc.	21,600	780,126
Great-West Lifeco Inc.	7,500	162,227
H&R Real Estate Investment Trust	2,100	52,380
Husky Energy Inc.	8,775	218,084
IAMGOLD Corp.	10,875	121,520
IGM Financial Inc.	3,750	146,999
Imperial Oil Ltd.	8,325	356,821
Industrial Alliance Insurance and Financial Services Inc.	2,175	48,500
Inmet Mining Corp.	1,725	68,652
Intact Financial Corp.	3,375	217,188
Ivanhoe Mines Ltd.[a,b]	10,667	89,929
Kinross Gold Corp.	31,575	263,991
Loblaw Companies Ltd.	3,750	121,857
Magna International Inc. Class A	6,075	243,655
Manulife Financial Corp.	49,355	530,334
Metro Inc. Class A	2,175	120,761
National Bank of Canada	4,725	352,053
New Gold Inc.[b]	11,625	118,419
Nexen Inc.	14,250	362,257
Onex Corp.	3,225	122,816
Open Text Corp.[b]	1,725	77,980
Osisko Mining Corp.[b]	10,125	86,572
Pacific Rubiales Energy Corp.	7,875	178,274
Pan American Silver Corp.	3,675	55,035
Pembina Pipeline Corp.	7,500	200,539
Pengrowth Energy Corp.	12,975	82,720

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Penn West Petroleum Ltd.	12,000	$163,783
Potash Corp. of Saskatchewan Inc.	23,334	1,033,652
Power Corp. of Canada	9,075	208,608
Power Financial Corp.	6,075	149,829
Precision Drilling Corp.[b]	6,375	50,756
Progress Energy Resources Corp.	5,700	129,434
RioCan Real Estate Investment Trust	2,700	77,151
Ritchie Bros. Auctioneers Inc.[a]	2,625	55,548
Rogers Communications Inc. Class B	11,625	455,930
Royal Bank of Canada	39,525	2,026,134
Saputo Inc.	4,050	172,659
Shaw Communications Inc. Class B	10,350	202,085
Shoppers Drug Mart Corp.	5,325	219,683
Silver Wheaton Corp.	10,650	293,691
Sino-Forest Corp. Class Aa,b,c	8,036	1
SNC-Lavalin Group Inc.	3,975	156,890
Sun Life Financial Inc.	15,675	340,618
Suncor Energy Inc.	43,503	1,330,741
Talisman Energy Inc.	29,325	362,796
Teck Resources Ltd. Class B	15,825	444,136
TELUS Corp. NVS[a]	5,400	331,392
Thomson Reuters Corp.	11,025	312,831
Tim Hortons Inc.	3,975	211,500
TMX Group Inc.	2,741	135,368
Toronto-Dominion Bank (The)	24,750	1,948,788
Tourmaline Oil Corp.[b]	3,388	98,196
TransAlta Corp.	6,675	104,224
TransCanada Corp.	18,750	854,347
Valeant Pharmaceuticals International Inc.[b]	7,875	375,561
Vermilion Energy Inc.	2,550	118,939
Viterra Inc.	9,675	155,024
Yamana Gold Inc.	22,050	327,131

		31,966,478
DENMARK — 0.54%
A.P. Moeller-Maersk A/S Class B	40	277,782
Carlsberg A/S Class B	2,925	237,354
Coloplast A/S Class B	750	142,375
Danske Bank A/Sb	18,000	268,116
DSV A/S	6,375	137,056
Novo Nordisk A/S Class B	11,175	1,728,365
Novozymes A/S Class B	7,125	176,057
TDC A/S	13,575	92,295

Security	Shares	Value

TrygVesta A/S	900	$51,195
William Demant Holding A/Sb	753	71,223

		3,181,818
FINLAND — 0.32%
Elisa OYJ	5,100	106,210
Fortum OYJ	12,375	207,575
Kesko OYJ Class B	2,550	66,044
Kone OYJ Class B	4,275	265,876
Metso OYJ	3,975	145,345
Neste Oil OYJ	4,425	46,921
Nokia OYJ[a]	98,775	237,210
Nokian Renkaat OYJ	3,000	120,039
Orion OYJ Class B	1,575	31,501
Sampo OYJ Class A	12,225	325,203
Stora Enso OYJ Class R	10,950	62,707
UPM-Kymmene OYJ	14,625	157,059
Wartsila OYJ Abp	5,175	155,763

		1,927,453
FRANCE — 4.01%
Accor SA	4,275	142,494
Aeroports de Paris	1,050	81,570
Alcatel-Lucent[b]	66,600	73,819
ALSTOM	5,100	169,836
ArcelorMittal	24,525	394,612
Arkema SA	1,500	110,581
AtoS	1,500	84,552
AXA	47,550	582,674
BNP Paribas SA	26,400	980,915
Bouygues SA	5,475	138,395
Bureau Veritas SA	1,350	119,507
Cap Gemini SA	4,050	148,436
Carrefour SA	16,125	289,640
Casino Guichard-Perrachon SA	1,425	119,829
Christian Dior SA	1,350	187,125
CNP Assurances SA	4,800	50,702
Compagnie de Saint-Gobain	10,504	317,713
Compagnie Generale de Geophysique-Veritas[b]	3,750	108,138
Compagnie Generale des Etablissements Michelin Class B	5,037	343,788
Credit Agricole SAb	24,605	105,785
Danone SA	15,525	946,048

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Dassault Systemes SA	1,800	$178,230
Edenred SA	4,725	124,935
Electricite de France SA	6,600	137,123
Essilor International SA	5,475	477,655
Eurazeo	759	30,323
European Aeronautic Defence and Space Co. NV	11,100	399,990
Eutelsat Communications	3,975	120,329
Fonciere des Regions	900	65,218
France Telecom SA	50,700	679,967
GDF Suez	34,276	767,636
Gecina SA	600	55,198
Gemalto NV	1,950	149,591
Groupe Eurotunnel SA Registered	15,300	109,099
Icade	975	74,879
Iliad SA	675	93,147
Klepierre	3,301	107,813
L’Air Liquide SA	8,700	974,804
L’Oreal SA	6,600	793,478
Lafarge SA	5,486	252,888
Lagardere SCA	3,900	105,571
Legrand SA	5,418	174,287
LVMH Moet Hennessy Louis Vuitton SA	6,900	1,041,392
Natixis	27,323	68,477
Pernod Ricard SA	5,778	622,712
PPR SA	2,100	315,523
PSA Peugeot Citroen SAb	6,790	52,958
Publicis Groupe SA	3,975	196,330
Renault SA	5,400	236,687
Safran SA	6,075	206,457
Sanofi	32,400	2,652,300
Schneider Electric SA	13,800	782,298
SCOR SE	5,270	125,327
SES SA Class A FDR	7,002	168,758
Societe BIC SA	750	76,202
Societe Generale[b]	19,200	425,860
Sodexo	2,775	209,940
STMicroelectronics NV	19,950	108,671
Suez Environnement SA	8,700	95,755
Technip SA	2,775	292,816
Thales SA	2,775	87,096
Total SA	57,375	2,657,176
Unibail-Rodamco SE	2,775	534,505

Security	Shares	Value

Vallourec SA	2,850	$118,495
Veolia Environnement	9,975	112,712
Vinci SA	11,550	491,453
Vivendi SA	34,720	661,060
Wendel	900	64,520
Zodiac Aerospace	975	95,449

		23,869,249
GERMANY — 3.38%
Adidas AG	5,625	423,338
Allianz SE Registered	12,525	1,250,826
BASF SE	25,125	1,840,471
Bayer AG Registered	22,575	1,721,237
Bayerische Motoren Werke AG	9,300	696,024
Beiersdorf AG	2,925	194,235
Brenntag AG	1,350	148,337
Celesio AG	2,550	46,557
Commerzbank AGb	94,698	147,764
Continental AG	2,100	190,814
Daimler AG Registered	24,825	1,244,636
Deutsche Bank AG Registered	24,900	762,807
Deutsche Boerse AG	5,552	276,682
Deutsche Lufthansa AG Registered	7,275	91,835
Deutsche Post AG Registered	23,025	415,138
Deutsche Telekom AG Registered	78,000	881,551
E.ON AG	49,500	1,057,686
Fraport AG	1,125	63,975
Fresenius Medical Care AG & Co. KGaA	5,400	392,704
Fresenius SE & Co. KGaA	3,300	352,765
GEA Group AG	5,325	144,047
Hannover Rueckversicherung AG Registered	1,650	99,103
HeidelbergCement AG	3,675	171,352
Henkel AG & Co. KGaA	3,750	222,187
Hochtief AGb	1,125	53,667
Infineon Technologies AG	28,200	205,912
K+S AG Registered	4,524	224,059
Kabel Deutschland Holding AGb	2,475	155,483
Lanxess AG	2,400	166,998
Linde AG	4,950	737,942
MAN SE	1,200	112,775
Merck KGaA	1,875	189,074
METRO AG	3,600	99,334
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,175	736,750

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

QIAGEN NVb	6,525	$116,480
RWE AG	13,734	541,251
Salzgitter AG	1,275	46,573
SAP AG	25,050	1,599,898
Siemens AG Registered	22,500	1,914,752
Suedzucker AG	1,500	51,836
ThyssenKrupp AG	10,125	186,668
Volkswagen AG	825	131,881
Wacker Chemie AGa	375	24,472

		20,131,876
GREECE — 0.02%
Coca-Cola Hellenic Bottling Co. SAb	6,225	109,246
OPAP SA	5,620	33,915

		143,161
HONG KONG — 1.39%
AIA Group Ltd.	285,000	1,001,625
ASM Pacific Technology Ltd.	7,500	96,438
Bank of East Asia Ltd. (The)	45,080	157,270
BOC Hong Kong (Holdings) Ltd.	112,500	346,047
Cheung Kong (Holdings) Ltd.	37,000	487,216
CLP Holdings Ltd.	37,500	324,041
Foxconn International Holdings Ltd.[b]	75,000	22,441
Hang Lung Properties Ltd.	75,000	266,971
Hang Seng Bank Ltd.[a]	22,500	313,111
Hong Kong and China Gas Co. Ltd. (The)	165,200	382,657
Hong Kong Exchanges and Clearing Ltd.[a]	30,000	403,165
Hopewell Holdings Ltd.[a]	37,500	109,303
Hutchison Whampoa Ltd.	75,000	676,133
Kerry Properties Ltd.	37,500	172,419
Li & Fung Ltd.[a]	150,000	296,377
Link REIT (The)	75,000	328,877
MTR Corp. Ltd.	37,500	131,067
New World Development Co. Ltd.	150,000	192,103
Power Assets Holdings Ltd.	37,500	295,022
Sands China Ltd.	60,000	177,594
Sino Land Co. Ltd.	150,000	256,911
SJM Holdings Ltd.	75,000	134,259
Sun Hung Kai Properties Ltd.	43,000	537,663
Swire Pacific Ltd. Class A	37,500	450,030
Wharf (Holdings) Ltd. (The)	75,800	439,922
Wheelock and Co. Ltd.	25,000	98,180
Wynn Macau Ltd.	30,000	63,996

Security	Shares	Value

Yue Yuen Industrial (Holdings) Ltd.	37,500	$113,656

		8,274,494
IRELAND — 0.12%
CRH PLC	19,804	364,503
Elan Corp. PLC[b]	13,425	158,226
Irish Bank Resolution Corp. Ltd.[b],c	6,552	1
Kerry Group PLC Class A	4,275	194,537

		717,267
ISRAEL — 0.26%
Bank Hapoalim Ltd.	29,175	84,403
Bank Leumi le-Israel	46,425	104,487
Bezeq The Israel Telecommunication Corp. Ltd.	41,700	42,061
Delek Group Ltd. (The)	150	19,872
Israel Chemicals Ltd.	12,300	145,514
Israel Corp. Ltd. (The)	75	42,905
NICE Systems Ltd.[b]	1,650	58,829
Teva Pharmaceutical Industries Ltd.	25,875	1,070,578

		1,568,649
ITALY — 0.89%
Assicurazioni Generali SpA	30,763	387,575
Atlantia SpA	8,123	107,042
Autogrill SpA	4,275	34,643
Banca Monte dei Paschi di Siena SpA[b]	224,250	49,822
Banco Popolare SpA[b]	39,225	45,916
Enel Green Power SpA	49,200	70,590
Enel SpA	174,763	500,623
Eni SpA	65,345	1,355,210
Fiat Industrial SpA	21,979	216,546
Fiat SpA[b]	23,479	115,662
Finmeccanica SpA[b]	6,611	24,262
Intesa Sanpaolo SpA	264,174	336,080
Intesa Sanpaolo SpA RNC	26,100	26,261
Luxottica Group SpA	3,225	111,408
Mediobanca SpA	16,885	58,308
Pirelli & C. SpA	7,200	73,065
Prysmian SpA	4,875	78,470
Saipem SpA	7,575	350,304
Snam SpA	38,775	156,153
Telecom Italia SpA	272,851	223,460
Telecom Italia SpA RNC	175,350	122,769
Tenaris SA	13,125	255,878

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Terna SpA	40,500	$135,368
UniCredit SpA[b]	112,326	382,911
Unione di Banche Italiane ScpA	20,898	60,894

		5,279,220
NETHERLANDS — 1.11%
AEGON NV	42,300	193,114
Akzo Nobel NV	6,750	364,981
ASML Holding NV	11,400	662,953
Corio NV	1,749	77,500
DE Master Blenders 1753 NVb	17,625	204,449
Fugro NV CVA	2,025	132,799
Heineken Holding NV	2,475	113,907
Heineken NV	6,450	349,951
ING Groep NV CVA[b]	102,150	676,945
Koninklijke Ahold NV	30,000	365,586
Koninklijke DSM NV	4,275	210,753
Koninklijke KPN NV	27,225	223,672
Koninklijke Philips Electronics NV	28,031	617,246
Randstad Holding NV	2,850	86,590
Reed Elsevier NV	19,275	226,604
Royal Boskalis Westminster NV CVA	1,200	39,215
Royal Vopak NV	1,950	123,774
SBM Offshore NVb	4,433	54,180
Sensata Technologies Holding NVb	2,400	68,904
TNT Express NV	9,000	97,694
Unilever NV CVA	44,325	1,542,396
Wolters Kluwer NV	9,075	151,048

		6,584,261
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	47,700	96,426
Contact Energy Ltd.[b]	11,554	46,994
Fletcher Building Ltd.	15,975	79,243
SKYCITY Entertainment Group Ltd.	7,500	21,676
Telecom Corp. of New Zealand Ltd.	47,100	101,714

		346,053
NORWAY — 0.42%
Aker Solutions ASA	4,650	68,647
DNB ASA	26,250	277,115
Norsk Hydro ASA	31,753	129,861
Orkla ASA	15,825	113,496
Seadrill Ltd.	9,450	371,395
Statoil ASA	31,650	757,167
Subsea 7 SA	8,175	172,195

Security	Shares	Value

Telenor ASA	20,325	$345,334
Yara International ASA	5,104	242,425

		2,477,635
PORTUGAL — 0.07%
Banco Espirito Santo SA Registered[b]	47,649	29,341
Energias de Portugal SA	60,600	138,368
Galp Energia SGPS SA Class B	5,925	80,266
Jeronimo Martins SGPS SA	5,625	88,325
Portugal Telecom SGPS SA Registered	20,555	87,335

		423,635
SINGAPORE — 0.82%
Ascendas REIT	75,000	136,829
CapitaLand Ltd.[a]	75,000	180,832
CapitaMall Trust Management Ltd.	75,200	118,459
ComfortDelGro Corp. Ltd.	75,000	101,266
DBS Group Holdings Ltd.	49,000	580,478
Genting Singapore PLC	225,800	236,825
Global Logistic Properties Ltd.	75,000	135,624
Golden Agri-Resources Ltd.	225,000	133,816
Hutchison Port Holdings Trust[a]	225,000	171,000
Keppel Corp. Ltd.	75,200	675,697
Neptune Orient Lines Ltd.[a],[b]	75,499	69,780
Noble Group Ltd.	94,163	81,354
Oversea-Chinese Banking Corp. Ltd.	75,000	575,648
Singapore Press Holdings Ltd.[a]	40,000	132,128
Singapore Technologies Engineering Ltd.	75,000	198,915
Singapore Telecommunications Ltd.	225,000	647,378
United Overseas Bank Ltd.[a]	32,000	514,366
Wilmar International Ltd.[a]	75,000	195,298

		4,885,693
SPAIN — 1.10%
Abertis Infraestructuras SA	10,038	124,303
Acciona SA	825	36,059
Acerinox SA	3,825	38,218
Actividades de Construcciones y Servicios SAa	5,025	79,523
Amadeus IT Holding SA Class A	7,425	160,802
Banco Bilbao Vizcaya Argentaria SA	128,325	841,398
Banco de Sabadell SA	57,472	109,708
Banco Popular Espanol SAa	27,246	51,305
Banco Santander SA	252,450	1,538,979
Bankia SAa,[b]	23,550	23,144
CaixaBank[a]	18,627	61,112

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Distribuidora Internacional de Alimentacion SA	16,125	$79,832
Enagas SA	5,325	92,468
Ferrovial SA	9,156	99,793
Gas Natural SDG SA	9,600	118,524
Grifols SAa,[b]	4,125	128,731
Iberdrola SA	112,514	408,772
Industria de Diseno Textil SA	5,775	596,216
International Consolidated Airlines Group SAb	32,124	80,549
Mapfre SA	24,150	44,107
Red Electrica Corporacion SA	3,300	130,966
Repsol SA	22,895	366,693
Telefonica SA	110,550	1,256,236
Zardoya Otis SA	4,096	45,652
Zardoya Otis SA New	204	2,274

		6,515,364
SWEDEN — 1.46%
Alfa Laval AB	9,900	172,069
Assa Abloy AB Class B	8,625	262,213
Atlas Copco AB Class A	18,075	407,870
Atlas Copco AB Class B	10,425	209,601
Boliden AB	8,775	134,162
Electrolux AB Class B	6,675	151,902
Elekta AB Class B	2,025	94,343
Getinge AB Class B	6,226	178,458
Hennes & Mauritz AB Class B	25,950	962,067
Hexagon AB Class B	6,450	123,696
Husqvarna AB Class B	9,079	46,537
Investment AB Kinnevik Class B	5,925	122,355
Investor AB Class B	10,425	218,047
Lundin Petroleum ABb	6,150	130,896
Millicom International Cellular SA SDR	1,950	176,929
Modern Times Group MTG AB Class B	590	27,131
Nordea Bank AB	71,925	673,785
Ratos AB Class B	5,550	57,632
Sandvik AB	26,625	371,581
Scania AB Class B	10,200	176,381
Securitas AB Class B	10,575	86,293
Skandinaviska Enskilda Banken AB Class A	38,925	286,957
Skanska AB Class B	11,700	177,332
SKF AB Class B	9,750	202,349

Security	Shares	Value

SSAB AB Class A	5,700	$47,016
Svenska Cellulosa AB Class B	14,925	254,570
Svenska Handelsbanken AB Class A	13,500	470,471
Swedbank AB Class A	21,682	378,764
Swedish Match AB	6,525	275,545
Tele2 AB Class B	7,950	131,970
Telefonaktiebolaget LM Ericsson Class B	85,126	794,943
TeliaSonera AB	63,075	418,540
Volvo AB Class B	35,475	439,705

		8,662,110
SWITZERLAND — 3.84%
ABB Ltd. Registered[b]	60,825	1,065,038
Actelion Ltd. Registered[b]	3,100	141,899
Adecco SA Registered[b]	3,692	162,752
Aryzta AGb	2,025	100,788
Baloise Holding AG Registered	1,461	96,681
Barry Callebaut AG Registered[b]	75	67,853
Compagnie Financiere Richemont SA Class A Bearer	14,250	810,049
Credit Suisse Group AG Registered	32,610	556,956
GAM Holding AGb	4,575	50,654
Geberit AG Registered[b]	1,143	224,979
Givaudan SA Registered[b]	229	223,143
Holcim Ltd. Registered[b]	6,833	404,187
Julius Baer Group Ltd.[b]	5,175	185,684
Kuehne & Nagel International AG Registered	1,725	196,825
Lonza Group AG Registered[b]	1,542	69,808
Nestle SA Registered	90,000	5,540,520
Novartis AG Registered	62,775	3,687,536
Pargesa Holding SA Bearer	1,151	69,559
Partners Group Holding AG	375	68,545
Roche Holding AG Genusschein	19,200	3,411,103
Schindler Holding AG Participation Certificates	1,275	149,400
Schindler Holding AG Registered	675	79,302
SGS SA Registered	150	300,784
Sika AG Bearer	75	140,320
Sonova Holding AG Registered[b]	1,350	127,949
Straumann Holding AG Registered	150	20,175
Sulzer AG Registered	675	87,467
Swatch Group AG (The) Bearer	825	328,748
Swatch Group AG (The) Registered	1,202	84,163

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Swiss Life Holding AG Registered	975	$93,607
Swiss Prime Site AG Registered	1,125	94,283
Swiss Re AGb	10,050	632,085
Swisscom AG Registered	600	240,750
Syngenta AG Registered	2,550	872,351
Transocean Ltd.	9,750	464,586
UBS AG Registered[b]	100,500	1,060,172
Zurich Insurance Group AGb	4,125	920,614

		22,831,315
UNITED KINGDOM — 10.43%
3i Group PLC	36,453	119,027
Aberdeen Asset Management PLC	21,600	87,416
Admiral Group PLC	5,250	89,825
Aggreko PLC	7,050	225,558
AMEC PLC	9,825	172,103
Anglo American PLC	36,000	1,071,690
Antofagasta PLC	9,375	157,463
Aon PLC	8,025	394,830
ARM Holdings PLC	36,300	313,665
Associated British Foods PLC	8,625	169,596
AstraZeneca PLC	34,725	1,624,868
Aviva PLC	73,575	336,148
Babcock International Group PLC	8,175	109,962
BAE Systems PLC	91,275	441,757
Balfour Beatty PLC	21,304	96,766
Barclays PLC	318,826	839,221
BG Group PLC	92,775	1,834,440
BHP Billiton PLC	57,450	1,682,335
BP PLC	513,975	3,422,908
British American Tobacco PLC	53,850	2,866,543
British Land Co. PLC	22,875	191,568
British Sky Broadcasting Group PLC	32,625	364,207
BT Group PLC	214,800	731,320
Bunzl PLC	7,425	129,597
Burberry Group PLC	12,675	249,034
Capita PLC	15,600	173,783
Capital Shopping Centres Group PLC	9,752	49,215
Carnival PLC	5,250	176,688
Centrica PLC	141,452	702,557
Cobham PLC	36,825	134,146
Compass Group PLC	52,575	564,677
Croda International PLC	3,450	127,028
Delphi Automotive PLC[a,b]	2,850	80,912

Security	Shares	Value

Diageo PLC	68,775	$1,839,405
Eurasian Natural Resources Corp.	9,226	56,809
Experian PLC	27,750	412,613
Fresnillo PLC	4,954	113,014
G4S PLC	33,675	130,797
GKN PLC	42,300	139,444
GlaxoSmithKline PLC	137,250	3,157,909
Glencore International PLC[a]	38,025	190,737
Hammerson PLC	22,130	160,572
HSBC Holdings PLC	487,800	4,080,515
ICAP PLC	15,525	77,449
IMI PLC	7,125	91,763
Imperial Tobacco Group PLC	27,675	1,074,923
Inmarsat PLC	11,100	85,496
InterContinental Hotels Group PLC	9,150	226,082
Intertek Group PLC	4,425	189,551
Invensys PLC	23,175	87,472
Investec PLC	14,250	84,150
ITV PLC	98,850	116,933
J Sainsbury PLC	38,325	194,134
Johnson Matthey PLC	5,775	197,252
Kazakhmys PLC	6,900	76,217
Kingfisher PLC	69,075	288,749
Land Securities Group PLC	24,225	299,850
Legal & General Group PLC	170,700	341,002
Lloyds Banking Group PLC[b]	1,105,425	525,742
London Stock Exchange Group PLC	4,725	71,773
Lonmin PLC	5,335	58,345
Man Group PLC	57,975	72,350
Marks & Spencer Group PLC	47,100	246,258
Meggitt PLC	21,375	128,435
Melrose PLC	32,700	113,023
National Grid PLC	98,775	1,025,289
Next PLC	4,875	245,872
Old Mutual PLC	129,609	320,243
Pearson PLC	23,775	445,518
Petrofac Ltd.	7,425	173,455
Prudential PLC	69,525	831,149
Randgold Resources Ltd.	2,550	231,730
Reckitt Benckiser Group PLC	17,475	960,210
Reed Elsevier PLC	31,425	264,893
Resolution Ltd.	30,675	99,007
Rexam PLC	26,925	183,298

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Rio Tinto PLC	36,675	$1,693,128
Rolls-Royce Holdings PLC[b]	51,013	679,780
Rowan Companies PLC[a,b]	4,050	142,277
Royal Bank of Scotland Group PLC[b]	56,100	187,837
Royal Dutch Shell PLC Class A	98,625	3,357,840
Royal Dutch Shell PLC Class B	72,525	2,556,154
RSA Insurance Group PLC	67,575	115,299
SABMiller PLC	25,350	1,095,035
Sage Group PLC (The)	34,200	154,056
Schroders PLC	3,825	76,890
SEGRO PLC	12,525	46,450
Serco Group PLC	15,750	142,263
Severn Trent PLC	6,150	166,218
Shire PLC	14,400	416,944
Smith & Nephew PLC	25,950	265,703
Smiths Group PLC	8,775	146,698
SSE PLC	24,150	496,815
Standard Chartered PLC	65,325	1,498,932
Standard Life PLC	57,075	216,319
Tate & Lyle PLC	12,825	132,622
Tesco PLC	224,175	1,117,285
TUI Travel PLC	19,575	56,034
Tullow Oil PLC	24,825	501,756
Unilever PLC	35,925	1,289,541
United Utilities Group PLC	17,703	189,444
Vedanta Resources PLC	3,225	49,317
Vodafone Group PLC	1,354,425	3,874,976
Weir Group PLC (The)	5,175	134,190
Whitbread PLC	5,550	185,741
Wm Morrison Supermarkets PLC	54,300	235,919
Wolseley PLC	8,325	300,394
WPP PLC	31,950	404,479
Xstrata PLC	54,032	717,978

		62,084,595
UNITED STATES — 59.11%
3M Co.	17,700	1,614,771
Abbott Laboratories	42,525	2,819,833
Abercrombie & Fitch Co. Class A	2,550	86,190
Accenture PLC Class A	17,325	1,044,697
ACE Ltd.	9,075	667,012
Activision Blizzard Inc.	12,750	153,383
Adobe Systems Inc.[a,b]	13,800	426,144
Advance Auto Parts Inc.	2,100	147,315

Security	Shares	Value

Advanced Micro Devices Inc.[a,b]	15,675	$63,641
AES Corp. (The)[b]	19,200	231,552
Aetna Inc.	9,900	356,994
Affiliated Managers Group Inc.[b]	1,200	133,908
Aflac Inc.	12,525	548,344
AGCO Corp.[b]	2,175	95,352
Agilent Technologies Inc.	9,900	379,071
Air Products and Chemicals Inc.	5,775	464,483
Airgas Inc.	1,875	148,725
Akamai Technologies Inc.[a,b]	4,500	158,310
Albemarle Corp.	2,250	130,995
Alcoa Inc.	30,075	254,735
Alexion Pharmaceuticals Inc.[a,b]	5,175	542,599
Alleghany Corp.[b]	300	103,743
Allegheny Technologies Inc.	2,925	87,838
Allergan Inc.	8,175	670,922
Alliance Data Systems Corp.[a,b]	1,425	185,250
Alliant Energy Corp.	3,525	164,653
Allstate Corp. (The)	13,650	468,195
Altera Corp.	9,075	321,709
Altria Group Inc.	55,725	2,004,428
Amazon.com Inc.[b]	9,975	2,327,167
Ameren Corp.	6,600	225,786
American Capital Agency Corp.	9,150	321,531
American Electric Power Co. Inc.	12,750	538,560
American Express Co.	28,650	1,653,391
American International Group Inc.[b]	16,200	506,574
American Tower Corp.	11,325	818,911
American Water Works Co. Inc.	4,350	157,688
Ameriprise Financial Inc.	6,375	329,715
AmerisourceBergen Corp.	7,425	294,772
AMETEK Inc.	6,412	198,772
Amgen Inc.	21,675	1,790,355
Amphenol Corp. Class A	4,500	264,960
Anadarko Petroleum Corp.	13,725	953,064
Analog Devices Inc.	8,475	331,203
Annaly Capital Management Inc.[a]	25,350	441,850
ANSYS Inc.[a,b]	2,475	148,401
Apache Corp.	10,350	891,342
Apollo Group Inc. Class Aa,b	3,525	95,880
Apple Inc.[b]	25,350	15,482,766
Applied Materials Inc.	35,925	391,223
Arch Capital Group Ltd.[a,b]	3,000	116,400

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Archer-Daniels-Midland Co.	17,625	$459,836
Arrow Electronics Inc.[b]	3,375	113,906
Assurant Inc.	2,259	81,798
AT&T Inc.	161,400	6,120,288
Autodesk Inc.[a,b]	6,525	221,328
Autoliv Inc.	1,808	102,279
Automatic Data Processing Inc.	13,725	776,149
AutoZone Inc.[b]	900	337,707
Avago Technologies Ltd.	6,075	224,775
AvalonBay Communities Inc.	2,477	364,342
Avery Dennison Corp.	2,850	87,752
Avnet Inc.[b]	4,275	134,663
Avon Products Inc.	12,300	190,527
Axis Capital Holdings Ltd.	2,475	81,329
Baker Hughes Inc.	12,151	562,834
Ball Corp.	3,825	158,967
Bank of America Corp.	292,950	2,150,253
Bank of New York Mellon Corp. (The)	33,225	707,028
Baxter International Inc.	15,225	890,815
BB&T Corp.	18,525	581,129
Beam Inc.	4,050	254,664
Becton, Dickinson and Co.	4,950	374,764
Bed Bath & Beyond Inc.[a,b]	6,525	397,699
Berkshire Hathaway Inc. Class Bb	24,600	2,087,064
Best Buy Co. Inc.	8,925	161,453
Biogen Idec Inc.[a,b]	6,225	907,792
BlackRock Inc.[d]	3,600	612,936
BMC Software Inc.[a,b]	4,575	181,170
Boeing Co. (The)	19,350	1,430,158
BorgWarner Inc.[b]	2,850	191,235
Boston Properties Inc.	4,275	474,097
Boston Scientific Corp.[a,b]	40,212	207,896
Bristol-Myers Squibb Co.	45,525	1,620,690
Broadcom Corp. Class Ab	13,050	442,134
Brown-Forman Corp. Class B NVS	2,475	231,561
Bunge Ltd.	3,750	246,638
C.H. Robinson Worldwide Inc.	4,275	225,934
C.R. Bard Inc.	2,325	226,130
CA Inc.	9,675	232,877
Cablevision NY Group Class A	5,956	91,365
Cabot Oil & Gas Corp.	6,000	253,140
Calpine Corp.[b]	9,075	155,092
Cameron International Corp.[a,b]	6,300	316,701

Security	Shares	Value

Campbell Soup Co.	5,700	$188,727
Capital One Financial Corp.	13,125	741,431
Cardinal Health Inc.	9,600	413,664
CareFusion Corp.[a,b]	5,182	126,493
CarMax Inc.[a,b]	6,450	179,504
Carnival Corp.	11,925	396,864
Caterpillar Inc.	17,550	1,477,885
CBRE Group Inc. Class Ab	7,275	113,345
CBS Corp. Class B NVS	16,575	554,599
Celanese Corp. Series A	3,975	151,567
Celgene Corp.[a,b]	12,225	836,923
CenterPoint Energy Inc.	9,975	210,074
CenturyLink Inc.	16,725	694,756
Cerner Corp.[a,b]	3,900	288,288
CF Industries Holdings Inc.	1,725	337,686
Charles Schwab Corp. (The)	30,150	380,794
Chesapeake Energy Corp.	17,625	331,702
Chevron Corp.	53,625	5,876,227
Chipotle Mexican Grill Inc.[a,b]	900	263,097
Chubb Corp. (The)	7,425	539,723
Church & Dwight Co. Inc.	3,600	207,396
Cigna Corp.	7,950	320,226
Cimarex Energy Co.	2,550	144,560
Cincinnati Financial Corp.	3,750	141,900
Cintas Corp.	3,525	139,696
Cisco Systems Inc.	146,850	2,342,257
CIT Group Inc.[b]	5,250	191,730
Citigroup Inc.	79,800	2,164,974
Citrix Systems Inc.[b]	5,175	376,119
Cliffs Natural Resources Inc.	3,825	156,404
Clorox Co. (The)	3,600	261,756
CME Group Inc.	8,630	449,709
CMS Energy Corp.	6,225	153,509
Coach Inc.	7,725	381,074
Cobalt International Energy Inc.[b]	5,550	139,305
Coca-Cola Co. (The)	55,350	4,472,280
Coca-Cola Enterprises Inc.	7,950	233,094
Cognizant Technology Solutions Corp. Class Aa,b	8,250	468,352
Colgate-Palmolive Co.	12,975	1,392,996
Comcast Corp. Class A	55,725	1,813,849
Comcast Corp. Class A Special NVS	17,625	562,766
Comerica Inc.	5,625	169,931

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Computer Sciences Corp.	4,650	$114,483
ConAgra Foods Inc.	12,825	316,649
Concho Resources Inc.[b]	2,775	236,569
ConocoPhillips	32,550	1,772,022
CONSOL Energy Inc.	5,700	165,186
Consolidated Edison Inc.	7,725	498,262
Constellation Brands Inc. Class Ab	5,400	152,334
Continental Resources Inc.[b]	1,425	91,186
Cooper Industries PLC	4,275	307,287
Corning Inc.	41,475	473,230
Costco Wholesale Corp.	11,850	1,139,733
Coventry Health Care Inc.	4,350	144,986
Covidien PLC	13,125	733,425
Cree Inc.[a,b]	3,225	77,239
Crown Castle International Corp.[a],b	7,875	487,305
Crown Holdings Inc.[a],b	3,300	118,470
CSX Corp.	29,025	665,833
Cummins Inc.	5,025	481,897
CVS Caremark Corp.	35,625	1,612,031
D.R. Horton Inc.	7,800	137,514
Danaher Corp.	15,225	804,032
Darden Restaurants Inc.	3,600	184,248
DaVita Inc.[a],b	2,775	273,116
Deere & Co.	10,575	812,371
Dell Inc.[b]	42,525	505,197
Delta Air Lines Inc.[b]	7,425	71,651
Denbury Resources Inc.[a],b	10,725	162,162
DENTSPLY International Inc.	4,575	166,256
Devon Energy Corp.	10,350	611,892
Diamond Offshore Drilling Inc.	2,100	137,382
Dick’s Sporting Goods Inc.	2,550	125,256
Digital Realty Trust Inc.	3,000	234,210
DIRECTV Class Ab	19,050	946,023
Discover Financial Services	14,700	528,612
Discovery Communications Inc. Series Aa,b	4,352	220,342
Discovery Communications Inc. Series C NVS[b]	2,925	136,364
DISH Network Corp. Class A	6,001	184,591
Dolby Laboratories Inc. Class Ab	1,074	37,859
Dollar General Corp.[b]	5,850	298,408
Dollar Tree Inc.[b]	6,450	324,693
Dominion Resources Inc.	15,675	851,309

Security	Shares	Value

Dover Corp.	5,325	$290,053
Dow Chemical Co. (The)	31,575	908,728
Dr Pepper Snapple Group Inc.	6,075	276,899
DTE Energy Co.	4,950	303,781
Duke Energy Corp.	19,389	1,314,186
Duke Realty Corp.	8,775	126,887
Dun & Bradstreet Corp. (The)	1,650	132,314
E.I. du Pont de Nemours and Co.	25,275	1,256,167
Eastman Chemical Co.	3,975	207,813
Eaton Corp.	8,700	381,408
Eaton Vance Corp.	2,325	61,682
eBay Inc.[b]	31,500	1,395,450
Ecolab Inc.	8,250	539,962
Edison International	8,700	401,766
Edwards Lifesciences Corp.a,[b]	3,300	333,960
Electronic Arts Inc.[a,b]	8,850	97,527
Eli Lilly and Co.	28,050	1,235,041
EMC Corp.[b]	55,800	1,462,518
Emerson Electric Co.	20,100	960,177
Energen Corp.	1,725	88,337
Energizer Holdings Inc.[b]	1,500	116,655
Entergy Corp.	4,275	310,664
EOG Resources Inc.	7,425	727,724
EQT Corp.	4,050	228,420
Equifax Inc.	3,525	165,111
Equinix Inc.[b]	1,350	240,543
Equity Residential	8,100	512,811
Estee Lauder Companies Inc. (The) Class A	6,375	333,922
Everest Re Group Ltd.	1,650	167,805
Exelon Corp.	22,898	895,770
Expedia Inc.	2,625	149,599
Expeditors International of Washington Inc.	5,850	208,085
Express Scripts Holding Co.[a,b]	21,402	1,240,032
Exxon Mobil Corp.	127,950	11,112,457
F5 Networks Inc.[a,b]	2,250	210,105
Facebook Inc. Class Ab	12,225	265,405
Family Dollar Stores Inc.	2,925	193,284
Fastenal Co.	7,950	342,804
Federal Realty Investment Trust	1,661	180,484
FedEx Corp.	8,025	724,657
Fidelity National Financial Inc. Class A	6,020	112,092

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Fidelity National Information Services Inc.	6,600	$207,504
Fifth Third Bancorp	23,625	326,497
First Republic Bank	2,175	70,753
FirstEnergy Corp.	10,977	551,265
Fiserv Inc.[a,b]	3,900	273,507
Flextronics International Ltd.[b]	21,375	137,014
FLIR Systems Inc.	3,300	67,485
Flowserve Corp.	1,425	170,972
Fluor Corp.	4,800	237,984
FMC Corp.	3,604	197,139
FMC Technologies Inc.[a,b]	6,900	311,328
Ford Motor Co.	95,925	886,347
Forest Laboratories Inc.[b]	7,275	244,076
Fossil Inc.[a,b]	1,500	107,535
Franklin Resources Inc.	4,125	474,169
Freeport-McMoRan Copper & Gold Inc.	25,350	853,534
Frontier Communications Corp.[a]	27,600	108,192
GameStop Corp. Class Aa	4,052	64,913
Gap Inc. (The)	8,250	243,293
Garmin Ltd.	3,450	133,205
General Dynamics Corp.	8,505	539,557
General Electric Co.	287,250	5,960,437
General Growth Properties Inc.	11,700	212,004
General Mills Inc.	17,625	682,087
General Motors Co.[b]	20,700	407,997
Genuine Parts Co.	4,275	273,728
Genworth Financial Inc. Class Ab	12,300	61,992
Gilead Sciences Inc.[b]	20,625	1,120,556
Goldman Sachs Group Inc. (The)	12,657	1,277,091
Goodyear Tire & Rubber Co. (The)[a,b]	7,500	85,875
Google Inc. Class Ab	7,050	4,462,438
Green Mountain Coffee Roasters Inc.[a,b]	3,525	64,367
H&R Block Inc.	8,700	140,331
H.J. Heinz Co.	8,550	472,045
Halliburton Co.	25,125	832,391
Harley-Davidson Inc.	6,300	272,349
Harris Corp.	3,300	137,445
Hartford Financial Services Group Inc. (The)	10,875	178,894
Hasbro Inc.	3,825	137,012
HCA Holdings Inc.	4,425	117,174
HCP Inc.[a]	10,350	488,623

Security	Shares	Value

Health Care REIT Inc.	5,250	$326,707
Helmerich & Payne Inc.	3,150	146,475
Henry Schein Inc.[a,b]	1,950	145,880
Herbalife Ltd.[a]	3,225	177,020
Hershey Co. (The)	3,975	285,167
Hertz Global Holdings Inc.[a,b]	7,425	83,606
Hess Corp.	8,475	399,681
Hewlett-Packard Co.	53,400	974,016
Hillshire Brands Co.	3,525	90,275
HollyFrontier Corp.	5,700	213,123
Hologic Inc.[b]	6,825	126,399
Home Depot Inc. (The)	41,850	2,183,733
Honeywell International Inc.	20,325	1,179,866
Hormel Foods Corp.	3,000	83,730
Hospira Inc.[a,b]	4,425	153,769
Host Hotels & Resorts Inc.	18,450	270,846
Hudson City Bancorp Inc.	14,550	92,393
Humana Inc.	4,200	258,720
IHS Inc. Class Ab	1,500	165,405
Illinois Tool Works Inc.	12,075	656,155
Illumina Inc.[b]	3,225	133,741
Ingersoll-Rand PLC	8,550	362,605
Integrys Energy Group Inc.	2,550	154,377
Intel Corp.	135,300	3,477,210
IntercontinentalExchange Inc.[b]	2,025	265,721
International Business Machines Corp.	29,850	5,850,003
International Flavors & Fragrances Inc.	2,475	137,957
International Game Technology	8,925	101,031
International Paper Co.	11,325	371,573
Interpublic Group of Companies Inc. (The)	14,025	138,427
Intuit Inc.	7,800	452,556
Intuitive Surgical Inc.[a,b]	1,125	541,687
Invesco Ltd.	13,502	298,799
Iron Mountain Inc.	3,975	128,035
J.B. Hunt Transport Services Inc.	2,475	136,175
J.C. Penney Co. Inc.[a]	4,650	104,672
J.M. Smucker Co. (The)	2,876	220,877
J.P. Morgan Chase & Co.	103,050	3,709,800
Jacobs Engineering Group Inc.[a,b]	3,300	127,281
Johnson & Johnson	74,325	5,144,776
Johnson Controls Inc.	18,525	456,641
Joy Global Inc.	2,928	152,080

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Juniper Networks Inc.[a,b]	14,550	$255,062
Kansas City Southern Industries Inc.	3,000	218,400
KBR Inc.	3,900	102,336
Kellogg Co.	6,675	318,397
KeyCorp	26,411	210,760
Kimberly-Clark Corp.	10,725	932,110
Kimco Realty Corp.	12,375	241,189
Kinder Morgan Inc.	12,750	456,577
Kinder Morgan Management LLC[a,b]	2,399	183,861
KLA-Tencor Corp.	4,800	244,368
Kohl’s Corp.	6,375	316,965
Kraft Foods Inc. Class A	45,825	1,819,711
Kroger Co. (The)	16,500	365,805
L-3 Communications Holdings Inc.	2,850	202,037
Laboratory Corp. of America Holdings[b]	3,000	252,270
Lam Research Corp.[a,b]	5,550	190,976
Las Vegas Sands Corp.	11,025	401,530
Legg Mason Inc.	3,975	97,467
Leggett & Platt Inc.	4,425	102,572
Leucadia National Corp.	6,900	149,592
Level 3 Communications Inc.[a,b]	3,675	70,817
Liberty Global Inc. Series Ab	3,750	197,925
Liberty Global Inc. Series C NVS[b]	3,450	171,948
Liberty Interactive Corp. Series Aa,b	14,775	276,736
Liberty Media Corp. Series Ab	2,775	262,515
Liberty Property Trust	2,475	89,818
Life Technologies Corp.[a,b]	4,729	207,509
Limited Brands Inc.	6,900	328,095
Lincoln National Corp.	7,950	159,398
Linear Technology Corp.	6,075	195,919
Lockheed Martin Corp.	7,125	636,049
Loews Corp.	8,700	344,433
Lorillard Inc.	3,600	463,104
Lowe’s Companies Inc.	33,825	858,140
LSI Corp.[a,b]	16,350	112,815
Lululemon Athletica Inc.[a,b]	2,925	165,204
LyondellBasell Industries NV Class A	8,700	387,411
M&T Bank Corp.	2,925	251,082
Macerich Co. (The)[a]	3,554	207,589
Macy’s Inc.	11,400	408,576
Manpower Inc.	2,400	85,392
Marathon Oil Corp.	18,900	500,283
Marathon Petroleum Corp.	9,225	436,342

Security	Shares	Value

Marriott International Inc. Class A	7,800	$284,076
Marsh & McLennan Companies Inc.	15,375	510,604
Martin Marietta Materials Inc.	1,125	84,533
Marvell Technology Group Ltd.	14,325	161,300
Masco Corp.	10,200	122,706
MasterCard Inc. Class A	3,000	1,309,710
Mattel Inc.	9,225	324,443
Maxim Integrated Products Inc.	7,725	210,352
McCormick & Co. Inc. NVS	3,600	219,168
McDonald’s Corp.	27,675	2,473,038
McGraw-Hill Companies Inc. (The)	7,200	338,112
McKesson Corp.	6,750	612,427
MDU Resources Group Inc.	3,975	89,000
Mead Johnson Nutrition Co. Class A	5,775	421,344
MeadWestvaco Corp.	4,950	140,580
Medtronic Inc.	28,575	1,126,426
Merck & Co. Inc.	82,275	3,634,087
MetLife Inc.	23,100	710,787
MetroPCS Communications Inc.[a,b]	6,675	58,473
MGM Resorts International[b]	9,825	93,534
Microchip Technology Inc.	5,175	172,742
Micron Technology Inc.[a,b]	24,075	149,506
Microsoft Corp.	205,500	6,056,085
Mohawk Industries Inc.[b]	1,725	114,592
Molson Coors Brewing Co. Class B NVS	3,525	149,178
Monsanto Co.	14,475	1,239,349
Monster Beverage Corp.[b]	4,200	279,174
Moody’s Corp.	5,775	234,061
Morgan Stanley	38,550	526,593
Mosaic Co. (The)	7,950	461,974
Motorola Solutions Inc.	6,975	337,171
Murphy Oil Corp.	5,025	269,642
Mylan Inc.[a,b]	10,800	248,724
Nabors Industries Ltd.[b]	7,575	104,838
NASDAQ OMX Group Inc. (The)	4,275	97,043
National Oilwell Varco Inc.	11,701	845,982
NetApp Inc.[a,b]	10,275	335,684
Netflix Inc.[a,b]	1,350	76,748
New York Community Bancorp Inc.[a]	11,775	152,840
Newell Rubbermaid Inc.	7,275	128,404
Newfield Exploration Co.[a,b]	3,600	109,908
Newmont Mining Corp.	13,425	597,010
News Corp. Class A NVS	45,300	1,042,806

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

News Corp. Class B	12,525	$290,455
NextEra Energy Inc.	10,800	765,720
Nielsen Holdings NVa,b	3,225	91,913
NII Holdings Inc.[a,b]	5,250	35,438
Nike Inc. Class B	9,825	917,164
NiSource Inc.	7,875	201,521
Noble Corp.[b]	7,350	271,950
Noble Energy Inc.	4,725	413,107
Nordstrom Inc.	4,425	239,570
Norfolk Southern Corp.	9,300	688,665
Northeast Utilities	7,575	302,091
Northern Trust Corp.	6,450	292,830
Northrop Grumman Corp.	6,600	436,920
NRG Energy Inc.	5,700	112,974
Nuance Communications Inc.[a,b]	5,925	120,574
Nucor Corp.	8,250	323,400
NVIDIA Corp.[a,b]	16,425	222,395
NYSE Euronext Inc.	7,275	185,367
O’Reilly Automotive Inc.[b]	3,300	282,942
Occidental Petroleum Corp.	21,900	1,905,957
Omnicare Inc.	3,150	98,942
Omnicom Group Inc.	7,575	380,113
ONEOK Inc.	5,775	257,045
Oracle Corp.	109,050	3,293,310
Owens-Illinois Inc.[b]	4,950	91,328
PACCAR Inc.	9,450	378,094
Pall Corp.	3,525	188,270
Parker Hannifin Corp.	4,125	331,320
PartnerRe Ltd.	1,654	119,816
Patterson Companies Inc.	2,850	97,185
Paychex Inc.	9,600	313,824
Peabody Energy Corp.	7,650	159,732
Pentair Inc.	2,850	124,916
People’s United Financial Inc.	10,950	125,487
Pepco Holdings Inc.	8,325	166,167
PepsiCo Inc.	42,750	3,109,207
Perrigo Co.[a]	2,475	282,200
PetSmart Inc.	3,150	208,247
Pfizer Inc.	205,050	4,929,402
PG&E Corp.	10,650	491,604
Philip Morris International Inc.	46,800	4,279,392
Phillips 66	16,875	634,500
Pinnacle West Capital Corp.	3,450	184,713

Security	Shares	Value

Pioneer Natural Resources Co.	3,075	$272,537
Pitney Bowes Inc.[a]	3,900	52,104
Plains Exploration & Production Co.[a,b]	3,825	152,847
Plum Creek Timber Co. Inc.	5,625	228,319
PNC Financial Services Group Inc. (The)[d]	14,250	842,175
PPG Industries Inc.	4,350	476,151
PPL Corp.	14,325	413,992
Praxair Inc.	8,250	856,020
Precision Castparts Corp.	4,050	630,018
Priceline.com Inc.[a,b]	1,350	893,349
Principal Financial Group Inc.	9,075	232,229
Procter & Gamble Co. (The)	74,700	4,821,138
Progressive Corp. (The)	16,200	319,788
Prologis Inc.	12,075	390,385
Prudential Financial Inc.	13,125	633,675
Public Service Enterprise Group Inc.	14,400	478,656
Public Storage	3,900	580,905
PVH Corp.	1,875	148,931
QEP Resources Inc.	4,800	144,144
QUALCOMM Inc.	46,125	2,752,740
Quanta Services Inc.[a,b]	4,350	100,007
Quest Diagnostics Inc.	4,500	262,935
Rackspace Hosting Inc.[b]	3,225	141,513
Ralcorp Holdings Inc.[b]	1,125	67,129
Ralph Lauren Corp.	1,650	238,161
Range Resources Corp.	4,350	272,310
Rayonier Inc.[a]	2,700	128,763
Raytheon Co.	9,450	524,286
Red Hat Inc.[a,b]	5,100	273,666
Regency Centers Corp.	2,175	104,074
Regeneron Pharmaceuticals Inc.[b]	1,950	262,568
Regions Financial Corp.	37,650	262,044
RenaissanceRe Holdings Ltd.	1,725	127,633
Republic Services Inc.	8,550	247,352
Reynolds American Inc.	9,000	416,430
Robert Half International Inc.	4,425	119,519
Rock-Tenn Co. Class A	1,875	109,163
Rockwell Automation Inc.	4,050	272,808
Rockwell Collins Inc.	4,200	212,394
Roper Industries Inc.	2,550	253,598
Ross Stores Inc.	6,300	418,572
Royal Caribbean Cruises Ltd.	4,200	104,916
Safeway Inc.	7,800	121,290

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

SAIC Inc.	5,025	$58,139
Salesforce.com Inc.[a,b]	3,600	447,696
SanDisk Corp.[a,b]	6,000	246,780
SBA Communications Corp. Class Aa,b	3,450	203,757
SCANA Corp.	2,925	143,822
Schlumberger Ltd.	36,075	2,570,704
Scripps Networks Interactive Inc. Class A	2,400	129,240
Seagate Technology PLC	11,175	335,473
Sealed Air Corp.	5,850	94,770
Sears Holdings Corp.[a,b]	1,143	56,567
SEI Investments Co.	4,725	100,076
Sempra Energy	6,450	454,144
Sherwin-Williams Co. (The)	2,400	322,440
Sigma-Aldrich Corp.	3,375	233,550
Simon Property Group Inc.	8,475	1,360,153
Sirius XM Radio Inc.[a,b]	102,600	221,616
SL Green Realty Corp.	2,250	177,188
SLM Corp.	15,375	245,846
Southern Co. (The)	23,625	1,137,544
Southwest Airlines Co.	6,975	64,100
Southwestern Energy Co.[a,b]	9,753	324,287
Spectra Energy Corp.	17,700	543,213
Sprint Nextel Corp.[b]	83,625	364,605
SPX Corp.	1,500	91,080
St. Jude Medical Inc.	8,850	330,636
Stanley Black & Decker Inc.	4,603	307,895
Staples Inc.	20,400	259,896
Starbucks Corp.	20,400	923,712
Starwood Hotels & Resorts Worldwide Inc.	5,700	308,655
State Street Corp.	13,425	542,101
Stericycle Inc.[a,b]	2,175	201,949
Stryker Corp.	7,875	409,736
Sunoco Inc.	2,850	137,342
SunTrust Banks Inc.	13,950	329,917
Superior Energy Services Inc.[b]	4,200	91,014
Symantec Corp.[a,b]	21,000	330,750
Synopsys Inc.[b]	4,500	136,305
Sysco Corp.	16,275	478,322
T. Rowe Price Group Inc.	7,125	432,844
Target Corp.	17,325	1,050,761
TD Ameritrade Holding Corp.	7,650	121,788

Security	Shares	Value

TE Connectivity Ltd.	11,475	$378,790
Teradata Corp.[a,b]	4,800	324,576
Texas Instruments Inc.	30,975	843,759
Textron Inc.	7,650	199,283
Thermo Fisher Scientific Inc.	10,350	576,184
Tiffany & Co.	3,300	181,269
Time Warner Cable Inc.	8,550	726,151
Time Warner Inc.	26,475	1,035,702
TJX Companies Inc. (The)	20,550	909,954
Toll Brothers Inc.[a,b]	3,913	114,142
Torchmark Corp.	3,265	162,434
Total System Services Inc.	4,800	113,520
Tractor Supply Co.	2,025	184,012
TransDigm Group Inc.[b]	1,200	148,032
Travelers Companies Inc. (The)	10,725	671,921
Trimble Navigation Ltd.[b]	3,000	132,780
TRW Automotive Holdings Corp.[a,b]	2,856	112,241
Tyco International Ltd.	12,675	696,364
Tyson Foods Inc. Class A	8,625	129,461
U.S. Bancorp	51,300	1,718,550
UDR Inc.	7,200	191,592
Ulta Salon, Cosmetics & Fragrance Inc.	1,725	146,418
Ultra Petroleum Corp.[a,b]	4,503	106,991
Union Pacific Corp.	13,125	1,609,256
United Continental Holdings Inc.[a,b]	3,225	60,920
United Parcel Service Inc. Class B	19,425	1,468,724
United States Steel Corp.[a]	3,825	78,986
United Technologies Corp.	23,475	1,747,479
UnitedHealth Group Inc.	28,275	1,444,570
Unum Group	8,625	162,926
Urban Outfitters Inc.[a,b]	3,150	96,233
URS Corp.	1,811	63,512
Valero Energy Corp.	14,850	408,375
Varian Medical Systems Inc.[a,b]	3,450	188,301
Ventas Inc.	7,425	499,331
VeriFone Systems Inc.[b]	2,550	92,540
VeriSign Inc.[b]	5,100	226,542
Verisk Analytics Inc. Class Ab	3,375	169,594
Verizon Communications Inc.	76,950	3,473,523
Vertex Pharmaceuticals Inc.[b]	5,625	272,869
VF Corp.	2,400	358,320
Viacom Inc. Class B NVS	13,725	641,095
Virgin Media Inc.	7,650	209,457

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

Security	Shares	Value

Visa Inc. Class A	14,175	$1,829,567
VMware Inc. Class Ab	2,175	197,403
Vornado Realty Trust	4,214	351,869
Vulcan Materials Co.	3,600	139,464
W.R. Berkley Corp.	2,567	94,029
W.W. Grainger Inc.	1,650	337,969
Wal-Mart Stores Inc.	51,300	3,818,259
Walgreen Co.	24,150	878,094
Walt Disney Co. (The)	46,200	2,270,268
Walter Energy Inc.	1,725	59,168
Warner Chilcott PLC Class Ab	4,425	75,225
Washington Post Co. (The) Class Ba	150	50,775
Waste Management Inc.	12,225	420,540
Waters Corp.[a,b]	2,550	197,574
Watson Pharmaceuticals Inc.[a,b]	3,375	262,676
Weatherford International Ltd.[b]	21,300	256,665
WellPoint Inc.	9,300	495,597
Wells Fargo & Co.	136,125	4,602,386
Western Digital Corp.[a,b]	6,375	253,534
Western Union Co.	17,775	309,818
Weyerhaeuser Co.	15,525	362,509
Whirlpool Corp.	2,100	141,876
Whiting Petroleum Corp.[b]	3,225	130,290
Whole Foods Market Inc.	4,650	426,777
Williams Companies Inc. (The)	16,500	524,535
Willis Group Holdings PLC	5,175	191,372
Windstream Corp.	13,125	130,725
Wisconsin Energy Corp.	6,150	250,551
Wyndham Worldwide Corp.	3,825	199,091
Wynn Resorts Ltd.	2,175	203,906
Xcel Energy Inc.	13,725	402,142
Xerox Corp.	36,225	251,039
Xilinx Inc.	7,575	245,430
XL Group PLC	9,375	193,594
Xylem Inc.	4,500	107,910
Yahoo! Inc.[b]	32,250	510,840
Yum! Brands Inc.	12,450	807,258
Zimmer Holdings Inc.	4,950	291,703

		351,748,385

TOTAL COMMON STOCKS
(Cost: $609,551,194)		591,902,454

Security	Shares	Value

PREFERRED STOCKS — 0.24%

GERMANY — 0.24%
Bayerische Motoren Werke AG	900	$45,012
Henkel AG & Co. KGaA	4,800	345,819
Porsche Automobil Holding SE	4,293	222,162
ProSiebenSat.1 Media AG	3,075	64,758
RWE AG NVS	1,275	45,301
Volkswagen AG	3,975	680,462

		1,403,514

TOTAL PREFERRED STOCKS
(Cost: $1,429,300)		1,403,514

RIGHTS — 0.01%

SPAIN — 0.01%
Actividades de Construcciones y Servicios SAb	5,025	6,065
Banco Santander SAb	252,450	46,325

		52,390

TOTAL RIGHTS
(Cost: $53,522)		52,390

SHORT-TERM INVESTMENTS — 1.37%

MONEY MARKET FUNDS — 1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	7,083,429	7,083,429
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	484,906	484,906
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	618,673	618,673

		8,187,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,187,008)		8,187,008

TOTAL INVESTMENTS IN SECURITIES — 101.09%
(Cost: $619,221,024)		601,545,366
Other Assets, Less Liabilities — (1.09)%		(6,475,525)

NET ASSETS — 100.00%		$595,069,841

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2012

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	105

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2012

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares MSCI ACWI Index Fund	iShares MSCI ACWI ex US Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$32,225,709	$2,688,712,288	$1,056,590,752
Affiliated (Note 2)	1,143,846	52,377,993	12,086,875

Total cost of investments	$33,369,555	$2,741,090,281	$1,068,677,627

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$25,198,682	$2,687,042,263	$982,440,634
Affiliated (Note 2)	1,143,846	52,281,663	12,086,875

Total fair value of investments	26,342,528	2,739,323,926	994,527,509
Foreign currencies, at value[b]	79,933	3,334,281	1,365,906
Receivables:
Investment securities sold	62,129	—	—
Due from custodian (Note 4)	—	—	961,097
Dividends and interest	73,001	4,935,064	2,743,549
Capital shares sold	—	—	387,667

Total Assets	26,557,591	2,747,593,271	999,985,728

LIABILITIES
Payables:
Investment securities purchased	82,790	2,372,302	2,173,458
Collateral for securities on loan (Note 5)	1,129,263	44,983,058	11,388,799
Foreign taxes (Note 1)	—	5,596	3,151
Investment advisory fees (Note 2)	10,633	767,254	273,335

Total Liabilities	1,222,686	48,128,210	13,838,743

NET ASSETS	$25,334,905	$2,699,465,061	$986,146,985

Net assets consist of:
Paid-in capital	$35,400,047	$2,747,212,104	$1,101,827,042
Undistributed (distributions in excess of) net investment income	(136,841)	2,933,846	243,365
Accumulated net realized loss	(2,901,579)	(48,903,762)	(41,765,350)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(7,026,722)	(1,777,127)	(74,158,072)

NET ASSETS	$25,334,905	$2,699,465,061	$986,146,985

Shares outstanding[c]	800,000	60,800,000	26,400,000

Net asset value per share	$31.67	$44.40	$37.35

[a]	Securities on loan with values of $1,025,643, $43,250,013 and $10,787,687, respectively. See Note 5.
[b]	Cost of foreign currencies: $80,000, $3,332,355 and $1,365,872, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund	iShares MSCI Europe Financials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,364,906	$9,470,534	$24,968,963
Affiliated (Note 2)	142,856	972,516	96,171

Total cost of investments	$4,507,762	$10,443,050	$25,065,134

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,453,680	$6,550,045	$21,726,143
Affiliated (Note 2)	142,856	972,516	96,171

Total fair value of investments	3,596,536	7,522,561	21,822,314
Foreign currencies, at value[b]	6,424	10,707	28,791
Receivables:
Dividends and interest	3,779	33,901	19,837

Total Assets	3,606,739	7,567,169	21,870,942

LIABILITIES
Payables:
Investment securities purchased	6,907	10,150	200
Collateral for securities on loan (Note 5)	137,420	965,038	95,187
Investment advisory fees (Note 2)	1,980	3,854	8,714

Total Liabilities	146,307	979,042	104,101

NET ASSETS	$3,460,432	$6,588,127	$21,766,841

Net assets consist of:
Paid-in capital	$4,613,123	$9,839,254	$26,026,249
Undistributed (distributions in excess of) net investment income	(5,502)	31,027	26,567
Accumulated net realized loss	(235,987)	(362,383)	(1,042,942)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(911,202)	(2,919,771)	(3,243,033)

NET ASSETS	$3,460,432	$6,588,127	$21,766,841

Shares outstanding[c]	150,000	350,000	1,450,000

Net asset value per share	$23.07	$18.82	$15.01

[a]	Securities on loan with values of $132,710, $932,844 and $91,078, respectively. See Note 5.
[b]	Cost of foreign currencies: $6,411, $10,668 and $28,333, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares MSCI Far East Financials Sector Index Fund	iShares MSCI Kokusai Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,374,936	$609,461,115
Affiliated (Note 2)	26,837	9,759,909

Total cost of investments	$2,401,773	$619,221,024

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,317,492	$591,903,247
Affiliated (Note 2)	26,837	9,642,119

Total fair value of investments	2,344,329	601,545,366
Foreign currencies, at value[b]	2,525	373,877
Receivables:
Dividends and interest	1,844	843,036

Total Assets	2,348,698	602,762,279

LIABILITIES
Payables:
Investment securities purchased	—	274
Collateral for securities on loan (Note 5)	25,570	7,568,335
Investment advisory fees (Note 2)	928	123,829

Total Liabilities	26,498	7,692,438

NET ASSETS	$2,322,200	$595,069,841

Net assets consist of:
Paid-in capital	$2,455,645	$622,466,555
Undistributed (distributions in excess of) net investment income	(18,380)	627,640
Accumulated net realized loss	(57,678)	(10,350,052)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(57,387)	(17,674,302)

NET ASSETS	$2,322,200	$595,069,841

Shares outstanding[c]	100,000	15,000,000

Net asset value per share	$23.22	$39.67

[a]	Securities on loan with values of $24,303 and $7,347,644, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,493 and $370,794, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

108	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2012

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares MSCI ACWI Index Fund	iShares MSCI ACWI ex US Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$963,504	$65,785,530	$29,457,168
Dividends — affiliated (Note 2)	—	125,425	—
Interest — affiliated (Note 2)	11	1,356	427
Securities lending income — affiliated (Note 2)	37,150	545,482	288,613

	1,000,665	66,457,793	29,746,208
Less: Other foreign taxes (Note 1)	(1,290)	(26,386)	(27,663)

Total investment income	999,375	66,431,407	29,718,545

EXPENSES
Investment advisory fees (Note 2)	155,964	7,937,668	3,015,613

Total expenses	155,964	7,937,668	3,015,613

Net investment income	843,411	58,493,739	26,702,932

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(252,236)	(30,008,202)	(19,676,707)
In-kind redemptions — unaffiliated	499,241	58,741,387	10,759,829
In-kind redemptions — affiliated (Note 2)	—	78,736	—
Foreign currency transactions	(15,224)	(638,373)	(409,978)

Net realized gain (loss)	231,781	28,173,548	(9,326,856)

Net change in unrealized appreciation/depreciation on:
Investments	(6,487,809)	(149,583,218)	(137,443,928)
Translation of assets and liabilities in foreign currencies	(5,182)	(78,066)	(124,141)

Net change in unrealized appreciation/depreciation	(6,492,991)	(149,661,284)	(137,568,069)

Net realized and unrealized loss	(6,261,210)	(121,487,736)	(146,894,925)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,417,799)	$(62,993,997)	$(120,191,993)

[a]	Net of foreign withholding tax of $64,531, $4,103,433 and $2,687,801, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund	iShares MSCI Europe Financials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$176,137	$318,338	$794,809
Interest — affiliated (Note 2)	4	8	7
Securities lending income — affiliated (Note 2)	2,077	2,299	6,378

	178,218	320,645	801,194
Less: Other foreign taxes (Note 1)	—	(832)	(58)

Total investment income	178,218	319,813	801,136

EXPENSES
Investment advisory fees (Note 2)	48,008	56,890	77,070

Total expenses	48,008	56,890	77,070

Net investment income	130,210	262,923	724,066

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(138,179)	(245,709)	(1,097,111)
In-kind redemptions — unaffiliated	(3,429,254)	(137,266)	585,621
Foreign currency transactions	(3,765)	(2,957)	(5,447)

Net realized loss	(3,571,198)	(385,932)	(516,937)

Net change in unrealized appreciation/depreciation on:
Investments	(441,511)	(2,879,692)	(2,418,768)
Translation of assets and liabilities in foreign currencies	(260)	1,148	(975)

Net change in unrealized appreciation/depreciation	(441,771)	(2,878,544)	(2,419,743)

Net realized and unrealized loss	(4,012,969)	(3,264,476)	(2,936,680)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,882,759)	$(3,001,553)	$(2,212,614)

[a]	Net of foreign withholding tax of $14,903, $28,305 and $57,125, respectively.

See notes to financial statements.

110	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

	iShares MSCI Far East Financials Sector Index Fund	iShares MSCI Kokusai Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$73,110	$17,120,289
Dividends — affiliated (Note 2)	—	37,704
Interest — affiliated (Note 2)	1	369
Securities lending income — affiliated (Note 2)	138	73,682

	73,249	17,232,044
Less: Other foreign taxes (Note 1)	—	(153)

Total investment income	73,249	17,231,891

EXPENSES
Investment advisory fees (Note 2)	10,738	1,499,175

Total expenses	10,738	1,499,175

Net investment income	62,511	15,732,716

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(19,004)	(7,431,301)
In-kind redemptions — unaffiliated	—	21,513,530
In-kind redemptions — affiliated (Note 2)	—	39,407
Foreign currency transactions	239	(141,868)

Net realized gain (loss)	(18,765)	13,979,768

Net change in unrealized appreciation/depreciation on:
Investments	(187,450)	(32,944,602)
Translation of assets and liabilities in foreign currencies	(50)	(17,281)

Net change in unrealized appreciation/depreciation	(187,500)	(32,961,883)

Net realized and unrealized loss	(206,265)	(18,982,115)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(143,754)	$(3,249,399)

[a]	Net of foreign withholding tax of $2,901 and $932,562, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund		iShares MSCI ACWI Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$843,411	$919,933	$58,493,739	$35,735,600
Net realized gain	231,781	1,613,660	28,173,548	44,700,295
Net change in unrealized appreciation/depreciation	(6,492,991)	4,399,686	(149,661,284)	140,248,430

Net increase (decrease) in net assets resulting from operations	(5,417,799)	6,933,279	(62,993,997)	220,684,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,040,645)	(1,195,244)	(57,778,010)	(35,831,594)

Total distributions to shareholders	(1,040,645)	(1,195,244)	(57,778,010)	(35,831,594)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,902,336	1,053,930,628	790,126,224
Cost of shares redeemed	(6,874,567)	(7,656,301)	(265,792,398)	(158,733,271)

Net increase (decrease) in net assets from capital share transactions	(6,874,567)	246,035	788,138,230	631,392,953

INCREASE (DECREASE) IN NET ASSETS	(13,333,011)	5,984,070	667,366,223	816,245,684

NET ASSETS
Beginning of year	38,667,916	32,683,846	2,032,098,838	1,215,853,154

End of year	$25,334,905	$38,667,916	$2,699,465,061	$2,032,098,838

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(136,841)	$(65,666)	$2,933,846	$2,654,151

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	23,800,000	16,700,000
Shares redeemed	(200,000)	(200,000)	(6,100,000)	(3,300,000)

Net increase (decrease) in shares outstanding	(200,000)	—	17,700,000	13,400,000

See notes to financial statements.

112	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund		iShares MSCI Emerging Markets Financials Sector Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,702,932	$22,243,026	$130,210	$297,015
Net realized gain (loss)	(9,326,856)	55,942,949	(3,571,198)	(87,801)
Net change in unrealized appreciation/depreciation	(137,568,069)	27,724,283	(441,771)	(644,383)

Net increase (decrease) in net assets resulting from operations	(120,191,993)	105,910,258	(3,882,759)	(435,169)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,047,002)	(22,154,159)	(149,547)	(304,129)
Return of capital	—	—	(80,102)	—

Total distributions to shareholders	(28,047,002)	(22,154,159)	(229,649)	(304,129)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	255,617,643	561,934,487	—	20,359,825
Cost of shares redeemed	(106,226,183)	(336,560,946)	(14,671,890)	—

Net increase (decrease) in net assets from capital share transactions	149,391,460	225,373,541	(14,671,890)	20,359,825

INCREASE (DECREASE) IN NET ASSETS	1,152,465	309,129,640	(18,784,298)	19,620,527

NET ASSETS
Beginning of year	984,994,520	675,864,880	22,244,730	2,624,203

End of year	$986,146,985	$984,994,520	$3,460,432	$22,244,730

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$243,365	$1,743,897	$(5,502)	$(1,501)

SHARES ISSUED AND REDEEMED
Shares sold	6,800,000	13,800,000	—	700,000
Shares redeemed	(2,800,000)	(8,800,000)	(650,000)	—

Net increase (decrease) in shares outstanding	4,000,000	5,000,000	(650,000)	700,000

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Emerging Markets Materials Sector Index Fund		iShares MSCI Europe Financials Sector Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$262,923	$168,731	$724,066	$316,640
Net realized gain (loss)	(385,932)	448,802	(516,937)	1,244,038
Net change in unrealized appreciation/depreciation	(2,878,544)	306,570	(2,419,743)	(1,660,075)

Net increase (decrease) in net assets resulting from operations	(3,001,553)	924,103	(2,212,614)	(99,397)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(263,183)	(140,406)	(672,270)	(386,440)

Total distributions to shareholders	(263,183)	(140,406)	(672,270)	(386,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	8,227,877	29,015,679	16,374,892
Cost of shares redeemed	(2,187,980)	(2,686,227)	(11,617,153)	(20,761,411)

Net increase (decrease) in net assets from capital share transactions	(2,187,980)	5,541,650	17,398,526	(4,386,519)

INCREASE (DECREASE) IN NET ASSETS	(5,452,716)	6,325,347	14,513,642	(4,872,356)

NET ASSETS
Beginning of year	12,040,843	5,715,496	7,253,199	12,125,555

End of year	$6,588,127	$12,040,843	$21,766,841	$7,253,199

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$31,027	$34,244	$26,567	$(19,302)

SHARES ISSUED AND REDEEMED
Shares sold	—	300,000	1,850,000	750,000
Shares redeemed	(100,000)	(100,000)	(750,000)	(950,000)

Net increase (decrease) in shares outstanding	(100,000)	200,000	1,100,000	(200,000)

See notes to financial statements.

114	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Far East Financials Sector Index Fund		iShares MSCI Kokusai Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$62,511	$50,537	$15,732,716	$10,762,159
Net realized gain (loss)	(18,765)	(26,403)	13,979,768	18,012,564
Net change in unrealized appreciation/depreciation	(187,500)	260,113	(32,961,883)	15,753,431

Net increase (decrease) in net assets resulting from operations	(143,754)	284,247	(3,249,399)	44,528,154

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(66,352)	(67,731)	(15,902,620)	(10,432,296)

Total distributions to shareholders	(66,352)	(67,731)	(15,902,620)	(10,432,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	118,234,887	419,416,948
Cost of shares redeemed	—	—	(143,710,860)	(59,672,329)

Net increase (decrease) in net assets from capital share transactions	—	—	(25,475,973)	359,744,619

INCREASE (DECREASE) IN NET ASSETS	(210,106)	216,516	(44,627,992)	393,840,477

NET ASSETS
Beginning of year	2,532,306	2,315,790	639,697,833	245,857,356

End of year	$2,322,200	$2,532,306	$595,069,841	$639,697,833

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(18,380)	$(15,047)	$627,640	$827,596

SHARES ISSUED AND REDEEMED
Shares sold	—	—	3,200,000	10,000,000
Shares redeemed	—	—	(3,800,000)	(1,400,000)

Net increase (decrease) in shares outstanding	—	—	(600,000)	8,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	115

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE Developed Small Cap ex-North America Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Nov. 12, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$38.67	$32.68	$29.16	$38.93	$48.85

Income from investment operations:
Net investment income[b]	0.89	0.85	0.63	0.67	0.96
Net realized and unrealized gain (loss)[c]	(6.71)	6.24	3.60	(9.78)	(10.09)

Total from investment operations	(5.82)	7.09	4.23	(9.11)	(9.13)

Less distributions from:
Net investment income	(1.18)	(1.10)	(0.71)	(0.66)	(0.79)

Total distributions	(1.18)	(1.10)	(0.71)	(0.66)	(0.79)

Net asset value, end of period	$31.67	$38.67	$32.68	$29.16	$38.93

Total return	(14.93)%	21.80%	14.57%	(23.06)%	(18.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,335	$38,668	$32,684	$23,327	$23,357
Ratio of expenses to average net assets[e], [f]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	2.70%	2.23%	1.96%	2.64%	3.13%
Portfolio turnover rate[g]	25%	25%	17%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$47.15	$40.94	$37.62	$47.89	$49.93

Income from investment operations:
Net investment income[b]	1.10	1.02	0.85	0.82	0.39
Net realized and unrealized gain (loss)[c]	(2.80)	6.20	3.11	(10.63)	(2.43)

Total from investment operations	(1.70)	7.22	3.96	(9.81)	(2.04)

Less distributions from:
Net investment income	(1.05)	(1.01)	(0.64)	(0.46)	—

Total distributions	(1.05)	(1.01)	(0.64)	(0.46)	—

Net asset value, end of period	$44.40	$47.15	$40.94	$37.62	$47.89

Total return	(3.47)%	17.68%	10.55%	(20.31)%	(4.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,699,465	$2,032,099	$1,215,853	$492,820	$153,264
Ratio of expenses to average net assets[e], [f]	0.34%	0.34%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.53%	2.20%	2.06%	2.50%	2.25%
Portfolio turnover rate[g]	6%	5%	7%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$43.97	$38.84	$36.57	$48.35	$50.15

Income from investment operations:
Net investment income[b]	1.16	1.17	0.94	0.94	0.68
Net realized and unrealized gain (loss)[c]	(6.59)	5.08	2.12	(12.03)	(2.48)

Total from investment operations	(5.43)	6.25	3.06	(11.09)	(1.80)

Less distributions from:
Net investment income	(1.19)	(1.12)	(0.79)	(0.69)	—

Total distributions	(1.19)	(1.12)	(0.79)	(0.69)	—

Net asset value, end of period	$37.35	$43.97	$38.84	$36.57	$48.35

Total return	(12.24)%	16.16%	8.42%	(22.70)%	(3.59)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$986,147	$984,995	$675,865	$270,643	$48,350
Ratio of expenses to average net assets[e,f]	0.34%	0.34%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	3.04%	2.68%	2.40%	3.14%	3.79%
Portfolio turnover rate[g]	9%	7%	10%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

See notes to financial statements.

118	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Financials Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$27.81	$26.24	$24.65

Income from investment operations:
Net investment income[b]	0.43	0.60	0.26
Net realized and unrealized gain (loss)[c]	(3.64)	1.38	1.55

Total from investment operations	(3.21)	1.98	1.81

Less distributions from:
Net investment income	(1.00)	(0.41)	(0.22)
Return of capital	(0.53)	—	—

Total distributions	(1.53)	(0.41)	(0.22)

Net asset value, end of period	$23.07	$27.81	$26.24

Total return	(10.89)%	7.59%	7.38%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,460	$22,245	$2,624
Ratio of expenses to average net assets[e]	0.69%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	1.88%	2.10%	2.03%
Portfolio turnover rate[f]	2%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Materials Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$26.76	$22.86	$24.43

Income from investment operations:
Net investment income[b]	0.67	0.43	0.17
Net realized and unrealized gain (loss)[c]	(7.92)	3.79	(1.64)

Total from investment operations	(7.25)	4.22	(1.47)

Less distributions from:
Net investment income	(0.69)	(0.32)	(0.10)

Total distributions	(0.69)	(0.32)	(0.10)

Net asset value, end of period	$18.82	$26.76	$22.86

Total return	(27.11)%	18.48%	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,588	$12,041	$5,715
Ratio of expenses to average net assets[e]	0.69%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	3.18%	1.59%	1.46%
Portfolio turnover rate[f]	5%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$20.72	$22.05	$23.65

Income from investment operations:
Net investment income[b]	0.72	0.48	0.28
Net realized and unrealized loss[c]	(5.96)	(1.10)	(1.68)

Total from investment operations	(5.24)	(0.62)	(1.40)

Less distributions from:
Net investment income	(0.47)	(0.71)	(0.20)

Total distributions	(0.47)	(0.71)	(0.20)

Net asset value, end of period	$15.01	$20.72	$22.05

Total return	(25.30)%	(2.95)%	(5.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,767	$7,253	$12,126
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.51%	2.13%	2.55%
Portfolio turnover rate[f]	8%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Far East Financials Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$25.32	$23.16	$24.56

Income from investment operations:
Net investment income[b]	0.63	0.51	0.30
Net realized and unrealized gain (loss)[c]	(2.07)	2.33	(1.40)

Total from investment operations	(1.44)	2.84	(1.10)

Less distributions from:
Net investment income	(0.66)	(0.68)	(0.30)

Total distributions	(0.66)	(0.68)	(0.30)

Net asset value, end of period	$23.22	$25.32	$23.16

Total return	(5.41)%	12.33%	(4.46)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,322	$2,532	$2,316
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.79%	2.02%	2.38%
Portfolio turnover rate[f]	7%	9%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

122	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$41.01	$35.12	$32.24	$42.35	$50.29

Income from investment operations:
Net investment income[b]	1.01	1.01	0.82	0.74	0.76
Net realized and unrealized gain (loss)[c]	(1.33)	5.80	2.68	(9.98)	(8.49)

Total from investment operations	(0.32)	6.81	3.50	(9.24)	(7.73)

Less distributions from:
Net investment income	(1.02)	(0.92)	(0.62)	(0.87)	(0.21)

Total distributions	(1.02)	(0.92)	(0.62)	(0.87)	(0.21)

Net asset value, end of period	$39.67	$41.01	$35.12	$32.24	$42.35

Total return	(0.62)%	19.45%	10.88%	(21.54)%	(15.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$595,070	$639,698	$245,857	$83,818	$42,349
Ratio of expenses to average net assets[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.62%	2.49%	2.29%	2.67%	2.67%
Portfolio turnover rate[g]	5%	4%	5%	14%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
FTSE Developed Small Cap ex-North America	Diversified
MSCI ACWI	Non-diversified
MSCI ACWI ex US	Non-diversified
MSCI Emerging Markets Financials Sector	Non-diversified

iShares Index Fund	Diversification Classification
MSCI Emerging Markets Materials Sector	Non-diversified
MSCI Europe Financials Sector	Non-diversified
MSCI Far East Financials Sector	Non-diversified
MSCI Kokusai	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

124	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
FTSE Developed Small Cap ex-North America
Assets:
Common Stocks	$24,910,306	$52,310	$19,774	$24,982,390
Investment Companies	89,187	—	—	89,187
Preferred Stocks	125,084	—	—	125,084
Rights	292	1,729	—	2,021
Short-Term Investments	1,143,846	—	—	1,143,846

	$26,268,715	$54,039	$19,774	$26,342,528

MSCI ACWI
Assets:
Common Stocks	$2,659,331,286	$—	$1	$2,659,331,287
Preferred Stocks	32,579,614	—	—	32,579,614
Rights	—	192,719	—	192,719
Short-Term Investments	47,220,306	—	—	47,220,306

	$2,739,131,206	$192,719	$1	$2,739,323,926

MSCI ACWI ex US
Assets:
Common Stocks	$959,590,818	$30,695	$15	$959,621,528
Preferred Stocks	22,680,830	—	—	22,680,830
Rights	369	137,907	—	138,276
Short-Term Investments	12,086,875	—	—	12,086,875

	$994,358,892	$168,602	$15	$994,527,509

MSCI Emerging Markets Financials Sector
Assets:
Common Stocks	$3,142,613	$—	$—	$3,142,613
Preferred Stocks	311,067	—	—	311,067
Short-Term Investments	142,856	—	—	142,856

	$3,596,536	$—	$—	$3,596,536

126	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI Emerging Markets Materials Sector
Assets:
Common Stocks	$5,811,090	$—	$—		$5,811,090
Preferred Stocks	738,955	—	—		738,955
Short-Term Investments	972,516	—	—		972,516

	$7,522,561	$—	$—		$7,522,561

MSCI Europe Financials Sector
Assets:
Common Stocks	$21,692,420	$—	$0	[a]	$21,692,420
Rights	—	33,723	—		33,723
Short-Term Investments	96,171	—	—		96,171

	$21,788,591	$33,723	$0	[a]	$21,822,314

MSCI Far East Financials Sector
Assets:
Common Stocks	$2,317,492	$—	$—		$2,317,492
Short-Term Investments	26,837	—	—		26,837

	$2,344,329	$—	$—		$2,344,329

MSCI Kokusai
Assets:
Common Stocks	$591,900,172	$2,274	$8		$591,902,454
Preferred Stocks	1,403,514	—	—		1,403,514
Rights	—	52,390	—		52,390
Short-Term Investments	8,187,008	—	—		8,187,008

	$601,490,694	$54,664	$8		$601,545,366

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of July 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

128	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI ACWI Index Fund and iShares MSCI ACWI ex US Index Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of each Fund’s investment in other iShares funds. The Funds did not hold any iShares funds during the year ended July 31, 2012.

For its investment advisory services to each of the iShares MSCI Emerging Markets Financials Sector and iShares MSCI Emerging Markets Materials Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI Europe Financials Sector	0.48
MSCI Far East Financials Sector	0.48
MSCI Kokusai	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended July 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$20,004
MSCI ACWI	293,721
MSCI ACWI ex US	155,407
MSCI Emerging Markets Financials Sector	1,118

iShares Index Fund	Securities Lending Agent Fees
MSCI Emerging Markets Materials Sector	$1,238
MSCI Europe Financials Sector	3,435
MSCI Far East Financials Sector	74
MSCI Kokusai	39,675

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI ACWI Index Fund and iShares MSCI ACWI ex US Index Fund, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended July 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	6,465	3,401	(863)	9,003	$1,532,851	$44,056	$17,327
PNC Financial Services Group Inc. (The)	42,694	22,807	(5,797)	59,704	3,528,506	81,369	61,409

					$5,061,357	$125,425	$78,736

MSCI Kokusai
BlackRock Inc.	2,496	1,712	(608)	3,600	$612,936	$16,216	$1,455
PNC Financial Services Group Inc. (The)	14,118	3,625	(3,493)	14,250	842,175	21,488	37,952

					$1,455,111	$37,704	$39,407

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

130	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$7,685,344	$7,972,500
MSCI ACWI	197,199,838	145,901,832
MSCI ACWI ex US	103,814,334	78,714,592
MSCI Emerging Markets Financials Sector	181,308	326,257
MSCI Emerging Markets Materials Sector	442,854	437,689
MSCI Europe Financials Sector	1,389,504	1,503,664
MSCI Far East Financials Sector	147,299	150,638
MSCI Kokusai	29,853,805	29,997,750

In-kind transactions (see Note 4) for the year ended July 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE Developed Small Cap ex-North America	$—	$6,775,378
MSCI ACWI	990,402,194	255,138,228
MSCI ACWI ex US	221,011,957	98,029,109
MSCI Emerging Markets Financials Sector	—	14,580,567
MSCI Emerging Markets Materials Sector	—	2,167,342
MSCI Europe Financials Sector	28,874,982	11,339,459
MSCI Kokusai	117,010,201	142,343,235

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012, attributable to passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
FTSE Developed Small Cap ex-North America	$392,436	$126,059	$(518,495)
iShares MSCI ACWI	57,154,957	(436,034)	(56,718,923)
iShares MSCI ACWI ex US	9,112,070	(156,462)	(8,955,608)
iShares MSCI Emerging Markets Financials Sector	(3,459,598)	15,336	3,444,262
iShares MSCI Emerging Markets Materials Sector	(145,987)	(2,957)	148,944
iShares MSCI Europe Financials Sector	366,321	(5,927)	(360,394)
iShares MSCI Far East Financials Sector	—	508	(508)
iShares MSCI Kokusai	19,943,866	(30,052)	(19,913,814)

132	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

iShares Index Fund	2012	2011
FTSE Developed Small Cap ex-North America
Ordinary income	$1,040,645	$1,195,244

iShares MSCI ACWI
Ordinary income	$57,778,010	$35,831,594

iShares MSCI ACWI ex US
Ordinary income	$28,047,002	$22,154,159

iShares MSCI Emerging Markets Financials Sector
Ordinary income	$149,547	$304,129
Return of Capital	80,102	—

	$229,649	$304,129

iShares MSCI Emerging Markets Materials Sector
Ordinary income	$263,183	$140,406

iShares MSCI Europe Financials Sector
Ordinary income	$672,270	$386,440

iShares MSCI Far East Financials Sector
Ordinary income	$66,352	$67,731

iShares MSCI Kokusai
Ordinary income	$15,902,620	$10,432,296

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
FTSE Developed Small Cap ex-North America	$129,469	$(2,225,464)	$(7,322,768)	$(646,379)	$(10,065,142)
iShares MSCI ACWI	4,399,283	(13,475,993)	(15,672,900)	(22,997,433)	(47,747,043)
iShares MSCI ACWI ex US	1,522,208	(19,948,013)	(82,917,706)	(14,336,546)	(115,680,057)
iShares MSCI Emerging Markets Financials Sector	—	(106,751)	(917,347)	(128,593)	(1,152,691)
iShares MSCI Emerging Markets Materials Sector	31,027	(114,990)	(2,921,455)	(245,709)	(3,251,127)
iShares MSCI Europe Financials Sector	52,177	(128,049)	(4,018,443)	(165,093)	(4,259,408)
iShares MSCI Far East Financials Sector	5,585	(35,855)	(82,090)	(21,085)	(133,445)
iShares MSCI Kokusai	979,619	(2,451,464)	(19,839,541)	(6,085,328)	(27,396,714)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
FTSE Developed Small Cap ex-North America	$372,961	$373,813	$1,478,690	$—	$2,225,464
iShares MSCI ACWI	995,405	568,319	5,090,715	6,821,554	13,475,993
iShares MSCI ACWI ex US	4,609,079	450,894	7,365,062	7,522,978	19,948,013
iShares MSCI Emerging Markets Financials Sector	86,616	—	—	20,135	106,751
iShares MSCI Emerging Markets Materials Sector	65,053	—	—	49,937	114,990
iShares MSCI Europe Financials Sector	121,736	—	—	6,313	128,049
iShares MSCI Far East Financials Sector	25,848	—	—	10,007	35,855
iShares MSCI Kokusai	317,752	124,763	1,478,401	530,548	2,451,464

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$33,665,601	$2,234,995	$(9,558,068)	$(7,323,073)
iShares MSCI ACWI	2,754,986,054	268,561,905	(284,224,033)	(15,662,128)
iShares MSCI ACWI ex US	1,077,437,261	75,701,955	(158,611,707)	(82,909,752)
iShares MSCI Emerging Markets Financials Sector	4,513,907	134,452	(1,051,823)	(917,371)
iShares MSCI Emerging Markets Materials Sector	10,444,734	214,153	(3,136,326)	(2,922,173)
iShares MSCI Europe Financials Sector	25,840,544	447,084	(4,465,314)	(4,018,230)
iShares MSCI Far East Financials Sector	2,426,476	168,145	(250,292)	(82,147)
iShares MSCI Kokusai	621,386,263	58,673,054	(78,513,951)	(19,840,897)

Management has reviewed the tax positions as of July 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

134	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE Developed Small Cap ex-North America Index Fund, iShares MSCI ACWI Index Fund, iShares MSCI ACWI ex US Index Fund, iShares MSCI Emerging Markets Financials Sector Index Fund, iShares MSCI Emerging Markets Materials Sector Index Fund, iShares MSCI Europe Financials Sector Index Fund, iShares MSCI Far East Financials Sector Index Fund and iShares MSCI Kokusai Index Fund (the “Funds”), at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	135

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended July 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
iShares MSCI ACWI	37.10%
iShares MSCI ACWI ex US	0.04
iShares MSCI Emerging Markets Materials Sector	4.28
iShares MSCI Kokusai	43.05

For the fiscal year ended July 31, 2012, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
FTSE Developed Small Cap ex-North America	$1,028,035	$65,757
MSCI ACWI	47,463,402	4,122,502
MSCI ACWI ex US	32,130,160	2,707,006
MSCI Emerging Markets Financials Sector	191,040	14,903
MSCI Emerging Markets Materials Sector	346,643	29,137
MSCI Europe Financials Sector	851,934	57,183
MSCI Far East Financials Sector	76,011	2,901

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

iShares Index Fund	Qualified Dividend Income
FTSE Developed Small Cap ex-North America	$804,391
iShares MSCI ACWI	61,900,512
iShares MSCI ACWI ex US	28,286,267
iShares MSCI Emerging Markets Financials Sector	164,450

iShares Index Fund	Qualified Dividend Income
iShares MSCI Emerging Markets Materials Sector	$292,320
iShares MSCI Europe Financials Sector	729,453
iShares MSCI Far East Financials Sector	36,123
iShares MSCI Kokusai	15,902,620

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

136	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review And Approval of Investment Advisory

Contract (Unaudited))

iSHARES® TRUST

I. iShares FTSE Developed Small Cap ex-North America, iShares MSCI Europe Financials Sector, iShares MSCI Far East Financials Sector, and iShares MSCI Kokusai Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s

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performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings

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and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not

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have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI Emerging Markets Financials Sector, and iShares MSCI Emerging Markets Materials Sector Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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Contract  (Unaudited) (Continued)

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits

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realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares MSCI ACWI ex US Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed

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Contract  (Unaudited) (Continued)

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through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

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Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI ACWI	$1.05337	$—	$0.00126	$1.05463	100%	—%	0%[a]		100%
MSCI Emerging Markets Financials Sector	1.15507	—	0.37592	1.53099	75	—	25		100
MSCI Kokusai	1.01817	—	0.00215	1.02032	100	—	0	[a]	100

[a]	Rounds to less than 1%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

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Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE Developed Small Cap ex-North America Index Fund

Period Covered: January 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	7	0.62%
Greater than 4.5% and Less than 5.0%	1	0.09
Greater than 4.0% and Less than 4.5%	3	0.26
Greater than 3.5% and Less than 4.0%	3	0.26
Greater than 3.0% and Less than 3.5%	1	0.09
Greater than 2.5% and Less than 3.0%	11	0.97
Greater than 2.0% and Less than 2.5%	7	0.62
Greater than 1.5% and Less than 2.0%	26	2.29
Greater than 1.0% and Less than 1.5%	77	6.80
Greater than 0.5% and Less than 1.0%	208	18.36
Between 0.5% and –0.5%	534	47.13
Less than –0.5% and Greater than –1.0%	124	10.94
Less than –1.0% and Greater than –1.5%	73	6.44
Less than –1.5% and Greater than –2.0%	25	2.21
Less than –2.0% and Greater than –2.5%	16	1.41
Less than –2.5% and Greater than –3.0%	7	0.62
Less than –3.0% and Greater than –3.5%	4	0.35
Less than –3.5% and Greater than –4.0%	1	0.09
Less than –4.0% and Greater than –4.5%	2	0.18
Less than –4.5% and Greater than –5.0%	1	0.09
Less than –5.0% and Greater than –5.5%	1	0.09
Less than –5.5%	1	0.09

	1,133	100.00%

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Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI Index Fund

Period Covered: April 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	6	0.56%
Greater than 2.0% and Less than 2.5%	2	0.19
Greater than 1.5% and Less than 2.0%	9	0.84
Greater than 1.0% and Less than 1.5%	24	2.24
Greater than 0.5% and Less than 1.0%	194	18.12
Between 0.5% and –0.5%	752	70.22
Less than –0.5% and Greater than –1.0%	63	5.88
Less than –1.0% and Greater than –1.5%	13	1.21
Less than –1.5% and Greater than –2.0%	5	0.47
Less than –2.0% and Greater than –2.5%	1	0.09
Less than –2.5% and Greater than –3.0%	1	0.09
Less than –3.0% and Greater than –3.5%	1	0.09

	1,071	100.00%

iShares MSCI ACWI ex-US Index Fund

Period Covered: April 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	0.56%
Greater than 4.0% and Less than 4.5%	2	0.19
Greater than 3.5% and Less than 4.0%	1	0.09
Greater than 3.0% and Less than 3.5%	3	0.28
Greater than 2.5% and Less than 3.0%	9	0.84
Greater than 2.0% and Less than 2.5%	10	0.93
Greater than 1.5% and Less than 2.0%	16	1.49
Greater than 1.0% and Less than 1.5%	79	7.38
Greater than 0.5% and Less than 1.0%	250	23.35
Between 0.5% and –0.5%	519	48.47
Less than –0.5% and Greater than –1.0%	90	8.40
Less than –1.0% and Greater than –1.5%	49	4.58
Less than –1.5% and Greater than –2.0%	19	1.77
Less than –2.0% and Greater than –2.5%	8	0.75
Less than –2.5% and Greater than –3.0%	5	0.47
Less than –3.0% and Greater than –3.5%	1	0.09
Less than –3.5% and Greater than –4.0%	1	0.09
Less than –4.0% and Greater than –4.5%	1	0.09
Less than –4.5% and Greater than –5.0%	1	0.09
Less than –5.0%	1	0.09

	1,071	100.00%

146	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Emerging Markets Financial Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.18%
Greater than 3.5% and Less than 4.0%	2	0.35
Greater than 3.0% and Less than 3.5%	1	0.18
Greater than 2.5% and Less than 3.0%	2	0.35
Greater than 2.0% and Less than 2.5%	8	1.41
Greater than 1.5% and Less than 2.0%	25	4.40
Greater than 1.0% and Less than 1.5%	28	4.93
Greater than 0.5% and Less than 1.0%	131	23.05
Between 0.5% and –0.5%	303	53.34
Less than –0.5% and Greater than –1.0%	34	5.99
Less than –1.0% and Greater than –1.5%	18	3.17
Less than –1.5% and Greater than –2.0%	13	2.29
Less than –2.0% and Greater than –2.5%	1	0.18
Less than –2.5% and Greater than –3.0%	1	0.18

	568	100.00%

iShares MSCI Emerging Markets Materials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.18%
Greater than 1.0% and Less than 1.5%	6	1.06
Greater than 0.5% and Less than 1.0%	79	13.91
Between 0.5% and –0.5%	371	65.31
Less than –0.5% and Greater than –1.0%	77	13.55
Less than –1.0% and Greater than –1.5%	23	4.05
Less than –1.5% and Greater than –2.0%	10	1.76
Less than –2.0%	1	0.18

	568	100.00%

SUPPLEMENTAL INFORMATION	147

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Europe Financials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.18%
Greater than 3.0% and Less than 3.5%	1	0.18
Greater than 2.5% and Less than 3.0%	1	0.18
Greater than 2.0% and Less than 2.5%	8	1.41
Greater than 1.5% and Less than 2.0%	17	2.99
Greater than 1.0% and Less than 1.5%	38	6.69
Greater than 0.5% and Less than 1.0%	109	19.18
Between 0.5% and –0.5%	287	50.52
Less than –0.5% and Greater than –1.0%	63	11.09
Less than –1.0% and Greater than –1.5%	29	5.11
Less than –1.5% and Greater than –2.0%	7	1.23
Less than –2.0% and Greater than –2.5%	4	0.70
Less than –2.5% and Greater than –3.0%	1	0.18
Less than –3.0% and Greater than –3.5%	1	0.18
Less than –3.5%	1	0.18

	568	100.00%

iShares MSCI Far East Financials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	2	0.35%
Greater than 3.5% and Less than 4.0%	1	0.18
Greater than 3.0% and Less than 3.5%	2	0.35
Greater than 2.5% and Less than 3.0%	1	0.18
Greater than 2.0% and Less than 2.5%	8	1.41
Greater than 1.5% and Less than 2.0%	16	2.82
Greater than 1.0% and Less than 1.5%	51	8.98
Greater than 0.5% and Less than 1.0%	97	17.07
Between 0.5% and –0.5%	254	44.71
Less than –0.5% and Greater than –1.0%	67	11.79
Less than –1.0% and Greater than –1.5%	29	5.11
Less than –1.5% and Greater than –2.0%	16	2.82
Less than –2.0% and Greater than –2.5%	15	2.64
Less than –2.5% and Greater than –3.0%	3	0.53
Less than –3.0% and Greater than –3.5%	4	0.70
Less than –3.5% and Greater than –4.0%	1	0.18
Less than –4.0% and Greater than –4.5%	1	0.18

	568	100.00%

148	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Kokusai Index Fund

Period Covered: January 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.18%
Greater than 4.0% and Less than 4.5%	1	0.09
Greater than 3.5% and Less than 4.0%	2	0.18
Greater than 3.0% and Less than 3.5%	3	0.26
Greater than 2.5% and Less than 3.0%	6	0.53
Greater than 2.0% and Less than 2.5%	12	1.06
Greater than 1.5% and Less than 2.0%	34	3.00
Greater than 1.0% and Less than 1.5%	134	11.83
Greater than 0.5% and Less than 1.0%	323	28.50
Between 0.5% and –0.5%	577	50.92
Less than –0.5% and Greater than –1.0%	30	2.65
Less than –1.0% and Greater than –1.5%	6	0.53
Less than –1.5% and Greater than –2.0%	2	0.18
Less than –2.0% and Greater than –2.5%	1	0.09

	1,133	100.00%

SUPPLEMENTAL INFORMATION	149

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

150	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the

Investment Committee, Archdiocese

of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	151

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).
Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago ( Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

152	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

TRUSTEE AND OFFICER INFORMATION	153

Notes:

154	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-75-0712

July 31, 2012

2012 Annual Report

iShares Trust

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund  |  AXDI  |  NYSE Arca

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund  |  AXSL  |  NYSE Arca

iShares MSCI ACWI ex US Energy Sector Index Fund  |  AXEN  |  NYSE Arca

iShares MSCI ACWI ex US Financials Sector Index Fund  |  AXFN  |  NASDAQ

iShares MSCI ACWI ex US Health Care Sector Index Fund  |  AXHE  |  NYSE Arca

iShares MSCI ACWI ex US Industrials Sector Index Fund  |  AXID  |  NYSE Arca

iShares MSCI ACWI ex US Information Technology Sector Index Fund  |  AXIT  |  NYSE Arca

iShares MSCI ACWI ex US Materials Sector Index Fund  |  AXMT  |  NYSE Arca

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund  |  AXTE  |  NYSE Arca

iShares MSCI ACWI ex US Utilities Sector Index Fund  |  AXUT  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.35)%	(11.42)%	(11.77)%	6.07%	5.52%	6.92%	12.86%	11.66%	14.69%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Auto Manufacturers	32.52%
Retail	20.17
Media	10.31
Auto Parts & Equipment	7.45
Lodging	4.79
Home Furnishings	3.65
Apparel	3.40
Holding Companies — Diversified	3.15
Entertainment	2.48
Advertising	2.02
Leisure Time	1.60
Food Service	1.50
Other*	6.65
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Toyota Motor Corp. (Japan)	8.00%
Honda Motor Co. Ltd. (Japan)	4.05
Daimler AG Registered (Germany)	3.49
Hyundai Motor Co. NVS SP GDR (South Korea)	3.27
Hennes & Mauritz AB Class B (Sweden)	2.91
LVMH Moet Hennessy Louis Vuitton SA (France)	2.78
Compagnie Financiere Richemont SA Class A Bearer (Switzerland)	2.18
Volkswagen AG (Preferred) (Germany)	2.05
Bayerische Motoren Werke AG (Germany)	2.05
Nissan Motor Co. Ltd. (Japan)	1.81

TOTAL	32.59%

The iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Discretionary Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the consumer discretionary sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (11.35)%, net of fees, while the total return for the Index was (11.77)%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

Consumer discretionary stocks, as represented by the Index, declined during the reporting period but generally performed in line with broader international indexes. According to surveys conducted by Nielsen Company, global consumer confidence levels moved in step with macroeconomic conditions reporting weak levels at the beginning of the reporting period, improving during the first quarter of 2012, but declining in the second quarter of 2012. Japan’s consumer discretionary sector suffered during the reporting period, as the country struggled to recover from the impact of the 2011 earthquake and tsunami. Because it represents 31% of the Index, Japan’s negative performance had a more significant negative impact on Index returns than did the performance of the peripheral Eurozone markets of Italy and Greece, which exhibited some of the weakest absolute performance within the Index. On the positive side, the U.K., South Africa, and Sweden contributed positively to Index returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.87%	4.20%	5.33%	13.13%	12.45%	13.80%	28.80%	27.22%	30.31%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Food	44.14%
Beverages	22.90
Agriculture	14.20
Retail	8.77
Household Products & Wares	4.32
Cosmetics & Personal Care	4.17
Other*	1.06
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	13.60%
British American Tobacco PLC (United Kingdom)	7.00
Diageo PLC (United Kingdom)	4.44
Anheuser-Busch InBev NV (Belgium)	4.20
Unilever NV CVA (Netherlands)	3.86
Unilever PLC (United Kingdom)	3.05
SABMiller PLC (United Kingdom)	2.71
Imperial Tobacco Group PLC (United Kingdom)	2.70
Tesco PLC (United Kingdom)	2.61
Woolworths Ltd. (Australia)	2.60

TOTAL	46.77%

The iShares MSCI ACWI ex US Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Staples Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the consumer staples sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was 4.87%, net of fees, while the total return for the Index was 5.33%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

Consumer staples stocks, as represented by the Index, delivered positive results during the reporting period and outperformed broader international indexes.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

Companies in the consumer staples sector generally produce goods or services that are in demand regardless of the economic environment. Because economic growth remained weak during the reporting period, consumer confidence also was poor. While spending on discretionary items shrank, demand for staple items remained solid. High costs for agricultural commodities, including food ingredients, dampened profits for many food manufacturers and retailers, partially trimming the strength of the sector.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.00)%	(15.24)%	(15.31)%	2.91%	2.62%	3.12%	6.06%	5.44%	6.49%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Oil & Gas	83.48%
Pipelines	4.61
Oil & Gas Services	3.77
Chemicals	2.58
Coal	2.33
Other*	2.79
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

BP PLC (United Kingdom)	8.00%
Royal Dutch Shell PLC Class A (United Kingdom)	7.63
Royal Dutch Shell PLC Class B (United Kingdom)	6.43
Total SA (France)	6.19
BG Group PLC (United Kingdom)	4.37
Eni SpA (Italy)	3.20
Suncor Energy Inc. (Canada)	3.11
Gazprom OAO SP ADR (Russia)	2.76
CNOOC Ltd. (China)	2.49
Petroleo Brasileiro SA SP ADR (Preferred) (Brazil)	2.32

TOTAL	46.50%

The iShares MSCI ACWI ex US Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Energy Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the energy sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (15.00)%, net of fees, while the total return for the Index was (15.31)%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

Energy stocks, as represented by the Index, delivered negative results during the reporting period and lagged broader international indexes.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

As economic growth slowed during the reporting period, energy prices fell. Reflecting the decline in prices, countries that detracted the most from Index returns were those that are home to oil and natural gas companies. Energy-rich countries Brazil, Canada, Russia, and the U.K. all detracted meaningfully from Index performance for the reporting period. Japan’s energy sector declined in the aftermath of the 2011 tsunami that resulted in the shutdown of its nuclear power plants.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.12)%	(14.12)%	(13.39)%	(4.22)%	(4.41)%	(4.11)%	(10.34)%	(10.78)%	(10.07)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Banks	61.49%
Insurance	17.15
Real Estate	6.59
Diversified Financial Services	6.29
Real Estate Investment Trusts	5.75
Holding Companies — Diversified	2.18
Other*	0.21
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	4.30%
Commonwealth Bank of Australia (Australia)	2.75
Westpac Banking Corp. (Australia)	2.12
Royal Bank of Canada (Canada)	2.10
Toronto-Dominion Bank (The) (Canada)	2.03
Mitsubishi UFJ Financial Group Inc. (Japan)	1.95
Australia and New Zealand Banking Group Ltd. (Australia)	1.83
National Australia Bank Ltd. (Australia)	1.69
Standard Chartered PLC (United Kingdom)	1.67
Bank of Nova Scotia (Canada)	1.63

TOTAL	22.07%

The iShares MSCI ACWI ex US Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (13.12)%, net of fees, while the total return for the Index was (13.39)%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

Financials stocks, as represented by the Index, delivered negative results during the reporting period and lagged broader international indexes.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

The sovereign debt crisis that dominated market direction during the reporting period resulted in declines for the financial sectors of countries whose debt came into question, as well as the financial sectors of countries that had exposure to that debt. Accordingly, Greece, Portugal, Spain, and Italy were significant detractors from Index performance for the reporting period, while France, Germany, and Switzerland also lagged meaningfully. On the positive side, Australia, which remained distanced from the European debt crisis, delivered positive absolute results and contributed significantly to Index returns.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.72%	2.83%	2.68%	13.07%	12.95%	12.83%	28.66%	28.38%	28.04%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Pharmaceuticals	79.15%
Health Care — Products	9.14
Chemicals	5.27
Health Care — Services	3.09
Biotechnology	2.39
Other*	0.51
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Novartis AG Registered (Switzerland)	12.48%
Roche Holding AG Genusschein (Switzerland)	11.62
GlaxoSmithKline PLC (United Kingdom)	10.87
Sanofi (France)	8.42
Novo Nordisk A/S Class B (Denmark)	5.93
Bayer AG Registered (Germany)	4.94
AstraZeneca PLC (United Kingdom)	4.84
Teva Pharmaceutical Industries Ltd. (Israel)	3.65
Takeda Pharmaceutical Co. Ltd. (Japan)	3.48
CSL Ltd. (Australia)	2.38

TOTAL	68.61%

The iShares MSCI ACWI ex US Health Care Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Health Care Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the health care sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was 2.72%, net of fees, while the total return for the Index was 2.68%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

Health care stocks, as represented by the Index, delivered positive results during the reporting period and outpaced broader international indexes.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

The healthcare sector is generally perceived as defensive, and therefore is less sensitive to the strength of the economy than the broader stock market. Amid weak and volatile global economic conditions, health care stocks outperformed the broader stock market during the reporting period. Pharmaceutical companies, which represent the majority of Fund assets, contributed to positive returns. Although the pharmaceutical industry continued to have challenges with patent expirations and competition from generic drugs, emerging markets contributed to demand as those countries increased their pharmaceutical spending.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.40)%	(15.29)%	(14.84)%	2.11%	1.44%	2.75%	4.37%	2.97%	5.72%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Transportation	15.53%
Engineering & Construction	12.10
Machinery	11.35
Commercial Services	9.14
Distribution & Wholesale	7.77
Manufacturing	7.73
Holding Companies — Diversified	6.22
Aerospace & Defense	5.74
Electrical Components & Equipment	5.07
Hand & Machine Tools	3.00
Building Materials	2.92
Auto Manufacturers	2.49
Airlines	2.38
Metal Fabricate & Hardware	2.08
Electronics	1.64
Other*	4.56
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Siemens AG Registered (Germany)	4.58%
Canadian National Railway Co. (Canada)	2.74
ABB Ltd. Registered (Switzerland)	2.51
Schneider Electric SA (France)	1.97
FANUC Corp. (Japan)	1.87
Mitsui & Co. Ltd. (Japan)	1.79
Mitsubishi Corp. (Japan)	1.76
Rolls-Royce Holdings PLC (United Kingdom)	1.62
Koninklijke Philips Electronics NV (Netherlands)	1.53
Komatsu Ltd. (Japan)	1.53

TOTAL	21.90%

The iShares MSCI ACWI ex US Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Industrials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the industrials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (14.40)%, net of fees, while the total return for the Index was (14.84)%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

The industrials sector, as represented by the Index, generated negative results and lagged broader international markets for the reporting period. Amid weak global economic conditions, industrial output for many countries was tepid. The core European markets of France and Germany both experienced declines in the industrials sector, detracting meaningfully from Index returns. China, whose economy cooled during the reporting period, also experienced negative results in the sector. Japan, which represented 29% of the Index, also detracted significantly from Index performance as its industrials sector declined. By contrast, the U.K.’s industrials sector achieved positive absolute results and contributed meaningfully to Index returns.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.12)%	(7.78)%	(9.77)%	(0.56)%	(0.94)%	0.38%	(1.15)%	(1.91)%	0.78%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Semiconductors	36.72%
Electronics	16.65
Software	10.32
Computers	9.27
Internet	5.57
Telecommunications	5.43
Office & Business Equipment	5.06
Electrical Components & Equipment	3.38
Commercial Services	2.10
Manufacturing	1.38
Toys, Games & Hobbies	1.36
Other**	2.14
Short-Term and Other Net Assets	0.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. SP GDR (South Korea)	14.82%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	8.40
SAP AG (Germany)	6.57
Canon Inc. (Japan)	4.38
Hon Hai Precision Industry Co. Ltd. SP GDR (Taiwan)	4.29
Tencent Holdings Ltd. (China)	3.74
Telefonaktiebolaget LM Ericsson Class B (Sweden)	3.26
ASML Holding NV (Netherlands)	3.15
Hitachi Ltd. (Japan)	3.12
Infosys Ltd. SP ADR (India)	2.45

TOTAL	54.18%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

The iShares MSCI ACWI ex US Information Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Information Technology Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the information technology sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (8.12)%, net of fees, while the total return for the Index was (9.77)%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

The information technology sector, as represented by the Index, generated negative results but outperformed broader international markets for the reporting period. Amid slow global economic conditions, retail consumers’ demand for home entertainment software was tepid, and corporate demand for computers, electronics, and communications equipment remained weak. Corporate buyers continued to seek alternative solutions, such as virtualization, which benefited the semiconductor, data processing and outsourced services businesses.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.08)%	(26.75)%	(26.52)%	(1.77)%	(2.27)%	(1.26)%	(3.59)%	(4.60)%	(2.57)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Mining	44.57%
Chemicals	30.45
Iron & Steel	11.94
Building Materials	6.66
Forest Products & Paper	2.39
Packaging & Containers	1.23
Other*	2.44
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	6.89%
BASF SE (Germany)	4.49
Rio Tinto PLC (United Kingdom)	4.08
BHP Billiton PLC (United Kingdom)	4.06
Potash Corp. of Saskatchewan Inc. (Canada)	2.66
Vale SA Class A SP ADR (Preferred) (Brazil)	2.59
L’Air Liquide SA (France)	2.55
Anglo American PLC (United Kingdom)	2.55
Syngenta AG Registered (Switzerland)	2.26
Barrick Gold Corp. (Canada)	2.20

TOTAL	34.33%

The iShares MSCI ACWI ex US Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (26.08)%, net of fees, while the total return for the Index was (26.52)%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

The materials sector, as represented by the Index, generated negative results and lagged broader international markets for the reporting period. A slowdown in global economic conditions, including China’s cooling economy, reduced demand for commodities and other basic materials, hurting share prices for many companies in the materials sector. Metals and mining companies in particular were negatively affected as the decline in demand cut into profit margins. Perceived as a safe haven in uncertain times, gold enjoyed rising prices during much of 2011 as investor concern about the sovereign debt crisis mounted. Gold prices reached a high of almost $1,900 per ounce in early September 2011, but settled down to less than $1,600 per ounce towards the end of the reporting period.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.11)%	(6.59)%	(6.51)%	6.51%	6.32%	6.96%	13.82%	13.39%	14.78%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Telecommunications	98.69%
Internet	0.43
Short-Term and Other Net Assets	0.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Vodafone Group PLC (United Kingdom)	16.25%
China Mobile Ltd. (China)	8.08
America Movil SAB de CV Series L (Mexico)	5.99
Telefonica SA (Spain)	5.32
SoftBank Corp. (Japan)	3.83
Deutsche Telekom AG Registered (Germany)	3.64
MTN Group Ltd. (South Africa)	3.52
NTT DoCoMo Inc. (Japan)	3.09
BT Group PLC (United Kingdom)	2.99
Singapore Telecommunications Ltd. (Singapore)	2.86

TOTAL	55.57%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Telecommunication Services Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the telecommunications sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (7.11)%, net of fees, while the total return for the Index was (6.51)%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

The telecommunications services sector, as represented by the Index, generated negative results but outperformed broader international markets for the reporting period. Within the sector, wireless telecommunications services delivered positive returns, while integrated telecommunications services declined, reflecting the ongoing trend toward cellular phones. As of July 2012, the number of cellular telephone subscriptions had grown to 6 billion worldwide, with 5 billion subscriptions in developing markets. The pace of smartphone sales, though, slowed during the period. After soaring in the previous reporting period, sales for smartphones grew only 9% in the second quarter of 2012 compared to the second quarter of 2011. The vast majority of smartphone sales were attributable to prepaid smartphones, which gained 91%, while sales for post-paid smartphones remained flat.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.75)%	(17.20)%	(17.54)%	(6.93)%	(6.99)%	(7.12)%	(13.70)%	(13.82)%	(14.05)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Electric	64.91%
Gas	25.64
Water	5.95
Pipelines	1.05
Other*	1.69
Short-Term and Other Net Assets	0.76

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

E.ON AG (Germany)	7.34%
National Grid PLC (United Kingdom)	6.93
GDF Suez (France)	5.27
Centrica PLC (United Kingdom)	4.88
RWE AG (Germany)	3.75
SSE PLC (United Kingdom)	3.67
Enel SpA (Italy)	3.58
CLP Holdings Ltd. (Hong Kong)	3.31
Iberdrola SA (Spain)	2.76
Hong Kong and China Gas Co. Ltd. (The) (Hong Kong)	2.50

TOTAL	43.99%

The iShares MSCI ACWI ex US Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Utilities Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the utilities sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (17.75)%, net of fees, while the total return for the Index was (17.54)%.

Global equity markets declined during the reporting period in an environment of market volatility and economic uncertainty. Throughout the reporting period, European markets grappled with the effect of the sovereign debt crisis among peripheral European countries. Across developed markets, unemployment rates were high and housing markets remained weak.

As the reporting period began, stocks were in the midst of decline as the sovereign debt crisis in Europe deepened and economic activity remained weak. In the fourth quarter of 2011, however, investor concerns eased temporarily. The European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign debt restructuring in history, also buoyed investor sentiment. Encouraging economic data released in the U.S., including evidence that the unemployment rate had dropped to its lowest level in three years, provided additional cause for optimism about global economic health in late 2011.

However, equity markets reversed course again in the final months of the reporting period as concerns resurfaced. Troubled banks in Spain and political unrest in Greece sparked investor worries regarding Europe, and economic data in the U.S. reflected a slowdown in activity that erased earlier optimism.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	33

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

The utilities sector, as represented by the Index, generated negative results and lagged broader international markets for the reporting period. The tepid economic environment during the reporting period negatively affected utilities companies worldwide. The Japanese utility sector continued to be hampered by the nuclear crisis that occurred in the aftermath of the earthquake and tsunami that struck the country in 2011. The peripheral European markets of Greece, Italy, Portugal, and Spain dragged down Index returns as they struggled with macroeconomic concerns.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Consumer Discretionary
Actual	$1,000.00	$992.90	0.48%	$2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
Consumer Staples
Actual	1,000.00	1,093.80	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
Energy
Actual	1,000.00	903.20	0.48	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
Financials
Actual	1,000.00	990.40	0.48	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41

SHAREHOLDER EXPENSES	35

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Health Care
Actual	$1,000.00	$1,091.40	0.48%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
Industrials
Actual	1,000.00	959.20	0.48	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
Information Technology
Actual	1,000.00	949.10	0.48	2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
Materials
Actual	1,000.00	862.90	0.48	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
Telecommunication Services
Actual	1,000.00	1,032.90	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
Utilities
Actual	1,000.00	941.20	0.48	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.77%

AUSTRALIA — 2.00%
Crown Ltd.	2,878	$25,593
Echo Entertainment Group Ltd.	5,020	22,082
Fairfax Media Ltd.	15,818	8,739
Harvey Norman Holdings Ltd.	4,556	9,589
Tabcorp Holdings Ltd.	5,181	17,720
Tatts Group Ltd.	10,695	32,639

		116,362
BRAZIL — 0.42%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	3,310	24,593

		24,593
CANADA — 3.33%
Canadian Tire Corp. Ltd. Class A	339	22,428
Gildan Activewear Inc.	574	16,195
Magna International Inc. Class A	1,011	40,549
Shaw Communications Inc. Class B	1,602	31,279
Thomson Reuters Corp.	1,470	41,711
Tim Hortons Inc.	770	40,970

		193,132
CHINA — 3.23%
Anta Sports Products Ltd.[a]	8,000	4,488
Belle International Holdings Ltd.	21,000	38,893
Bosideng International Holdings Ltd.	16,000	4,189
Brilliance China Automotive Holdings Ltd.[b]	18,000	14,602
BYD Co. Ltd. Class Hb	5,000	8,538
China ZhengTong Auto Services Holdings Ltd.[b]	7,000	3,340
Dah Chong Hong Holdings Ltd.	6,000	5,162
Daphne International Holdings Ltd.	4,000	4,003
Dongfeng Motor Group Co. Ltd. Class H	18,000	25,119
Geely Automobile Holdings Ltd.[a]	30,000	9,982
Golden Eagle Retail Group Ltd.	6,000	10,849
GOME Electrical Appliances Holdings Ltd.	68,000	5,613
Great Wall Motor Co. Ltd. Class H	7,000	15,781
Guangzhou Automobile Group Co. Ltd. Class H	13,272	9,962
Haier Electronics Group Co. Ltd.[b]	4,000	4,638
Hengdeli Holdings Ltd.[a]	16,000	4,457
Intime Department Store Group Co. Ltd.	7,000	6,581

Security	Shares	Value

Parkson Retail Group Ltd.	9,000	$8,114
Zhongsheng Group Holdings Ltd.	3,000	3,208

		187,519
FINLAND — 0.39%
Nokian Renkaat OYJ	561	22,447

		22,447
FRANCE — 8.62%
Accor SA	726	24,199
Christian Dior SA	279	38,673
Compagnie Generale des Etablissements Michelin Class B	824	56,240
Eutelsat Communications	459	13,895
JCDecaux SA	240	4,862
Lagardere SCA	433	11,721
LVMH Moet Hennessy Louis Vuitton SA	1,071	161,642
PPR SA	330	49,582
PSA Peugeot Citroen SAb	1,746	13,618
Publicis Groupe SA	549	27,116
Renault SA	882	38,659
SES SA Class A FDR	1,086	26,174
Sodexo	447	33,817

		500,198
GERMANY — 8.23%
Adidas AG	1,002	75,411
Axel Springer AG	110	4,928
Bayerische Motoren Werke AG	1,587	118,773
Continental AG	352	31,984
Daimler AG Registered	4,044	202,752
Hugo Boss AG	90	9,092
Kabel Deutschland Holding AGb	345	21,673
Volkswagen AG	82	13,108

		477,721
HONG KONG — 3.42%
Galaxy Entertainment Group Ltd.[b]	6,000	14,470
Li & Fung Ltd.	28,000	55,324
Lifestyle International Holdings Ltd.	4,500	10,354
MGM China Holdings Ltd.	5,600	7,786
Sands China Ltd.	12,800	37,887
Shangri-La Asia Ltd.	12,666	24,993
SJM Holdings Ltd.	9,000	16,111
Wynn Macau Ltd.	8,400	17,919

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Yue Yuen Industrial (Holdings) Ltd.	4,500	$13,639

		198,483
INDIA — 1.16%
Mahindra & Mahindra Ltd. SP GDR[a]	2,402	30,385
Tata Motors Ltd. SP ADR	1,834	37,047

		67,432
INDONESIA — 1.40%
PT Astra International Tbk	110,000	81,352

		81,352
ITALY — 1.08%
Autogrill SpA	794	6,434
Fiat SpA[b]	4,839	23,838
Luxottica Group SpA	527	18,205
Pirelli & C. SpA	1,406	14,268

		62,745
JAPAN — 31.36%
Aisin Seiki Co. Ltd.	900	27,714
ASICS Corp.	600	7,083
Benesse Holdings Inc.	300	14,193
Bridgestone Corp.	3,100	70,693
Casio Computer Co. Ltd.	1,200	7,974
Daihatsu Motor Co. Ltd.	2,000	33,777
Denso Corp.	2,200	70,958
Dentsu Inc.	600	16,049
Fast Retailing Co. Ltd.	300	62,036
Fuji Heavy Industries Ltd.	2,000	15,032
Hakuhodo DY Holdings Inc.	60	3,980
Honda Motor Co. Ltd.	7,200	235,175
Isetan Mitsukoshi Holdings Ltd.	1,600	16,983
Isuzu Motors Ltd.	6,000	30,960
J. Front Retailing Co. Ltd.	3,000	14,981
Marui Group Co. Ltd.	1,200	8,850
Mazda Motor Corp.[b]	18,000	21,895
McDonald’s Holdings Co. (Japan) Ltd.	200	5,787
Mitsubishi Motors Corp.[b]	21,000	20,166
Namco Bandai Holdings Inc.	800	11,544
NHK Spring Co. Ltd.	200	2,123
Nikon Corp.	1,500	41,946
Nissan Motor Co. Ltd.	11,000	104,789
Nitori Holdings Co. Ltd.	150	14,059
NOK Corp.	600	11,608
Oriental Land Co. Ltd.	300	37,414

Security	Shares	Value

Panasonic Corp.	9,800	$68,512
Rakuten Inc.	3,400	33,913
Rinnai Corp.	300	19,437
Sankyo Co. Ltd.	200	9,962
Sanrio Co. Ltd.	200	6,937
Sega Sammy Holdings Inc.	900	19,302
Sekisui Chemical Co. Ltd.	3,000	25,659
Sekisui House Ltd.	3,000	28,886
Sharp Corp.[a]	4,000	13,828
Shimano Inc.	300	20,051
Sony Corp.	4,600	56,720
Stanley Electric Co. Ltd.	700	10,406
Sumitomo Rubber Industries Inc.	1,100	13,338
Suzuki Motor Corp.	1,800	33,211
Toho Co. Ltd.	300	5,401
Toyoda Gosei Co. Ltd.	200	4,141
Toyota Boshoku Corp.	600	6,799
Toyota Industries Corp.	900	24,211
Toyota Motor Corp.	12,000	464,021
USS Co. Ltd.	90	9,738
Yamada Denki Co. Ltd.	360	18,784
Yamaha Corp.	600	5,831
Yamaha Motor Co. Ltd.	1,500	12,811

		1,819,668
MEXICO — 1.48%
El Puerto de Liverpool SA de CV Series C1	2,400	18,808
Grupo Televisa SAB CPO	14,700	67,162

		85,970
NETHERLANDS — 0.99%
Reed Elsevier NV	2,884	33,906
Wolters Kluwer NV	1,408	23,435

		57,341
NEW ZEALAND — 0.45%
SKYCITY Entertainment Group Ltd.	9,076	26,231

		26,231
PHILIPPINES — 0.38%
Jollibee Foods Corp.	8,880	21,932

		21,932
POLAND — 0.17%
Cyfrowy Polsat SAb	922	4,050
TVN SA	2,652	5,952

		10,002

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

SINGAPORE — 1.05%
Genting Singapore PLC	39,000	$40,904
Singapore Press Holdings Ltd.	6,000	19,819

		60,723
SOUTH AFRICA — 3.87%
Foschini Group Ltd. (The)	1,134	19,670
Imperial Holdings Ltd.	921	21,211
Mr. Price Group Ltd.	1,106	16,592
Naspers Ltd. Class N	1,734	94,963
Steinhoff International Holdings Ltd.[b]	6,186	18,524
Truworths International Ltd.	2,112	26,557
Woolworths Holdings Ltd.	4,154	27,204

		224,721
SOUTH KOREA — 3.27%
Hyundai Motor Co. NVS SP GDR[c]	6,582	189,825

		189,825
SPAIN — 1.77%
Industria de Diseno Textil SA	993	102,518

		102,518
SWEDEN — 4.09%
Electrolux AB Class B	1,497	34,067
Hennes & Mauritz AB Class B	4,558	168,983
Husqvarna AB Class B	3,462	17,745
Modern Times Group MTG AB Class B	363	16,693

		237,488
SWITZERLAND — 3.26%
Compagnie Financiere Richemont SA Class A Bearer	2,230	126,766
Swatch Group AG (The) Bearer	134	53,397
Swatch Group AG (The) Registered	132	9,242

		189,405
THAILAND — 0.53%
BEC World PCL NVDR	17,100	30,565

		30,565
TURKEY — 0.51%
Arcelik AS	3,126	15,533
Ford Otomotiv Sanayi AS	826	7,955
Turkiye Sise ve Cam Fabrikalari AS	4,358	6,082

		29,570

Security	Shares	Value

UNITED KINGDOM — 10.31%
British Sky Broadcasting Group PLC	4,746	$52,982
Burberry Group PLC	1,908	37,488
Carnival PLC	864	29,078
Compass Group PLC	8,097	86,965
GKN PLC	7,458	24,586
InterContinental Hotels Group PLC	1,425	35,210
ITV PLC	16,254	19,227
Kingfisher PLC	9,462	39,553
Marks & Spencer Group PLC	6,522	34,100
Next PLC	780	39,339
Pearson PLC	3,343	62,644
Reed Elsevier PLC	4,830	40,714
TUI Travel PLC	1,947	5,573
Whitbread PLC	765	25,602
WPP PLC	5,136	65,020

		598,081

TOTAL COMMON STOCKS (Cost: $5,683,310)		5,616,024

PREFERRED STOCKS — 2.92%

GERMANY — 2.92%
Bayerische Motoren Werke AG	148	7,402
Porsche Automobil Holding SE	710	36,742
ProSiebenSat.1 Media AG	302	6,360
Volkswagen AG	694	118,803

		169,307

TOTAL PREFERRED STOCKS (Cost: $145,255)		169,307

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	33,488	33,488
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	2,293	2,293

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	669	$669

		36,450

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,450)		36,450

TOTAL INVESTMENTS IN SECURITIES — 100.32% (Cost: $5,865,015)		5,821,781
Other Assets, Less Liabilities — (0.32)%		(18,441)

NET ASSETS — 100.00%		$5,803,340

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.10%

AUSTRALIA — 5.76%
Coca-Cola Amatil Ltd.	1,475	$21,623
Metcash Ltd.	2,172	7,794
Wesfarmers Ltd.	2,196	75,314
Woolworths Ltd.	2,866	86,168

		190,899
BELGIUM — 4.59%
Anheuser-Busch InBev NV	1,760	139,090
Colruyt SA	143	6,506
Delhaize Group SA	178	6,380

		151,976
BRAZIL — 0.78%
BRF — Brasil Foods SA SP ADR	1,788	25,711

		25,711
CANADA — 2.67%
Alimentation Couche-Tard Inc. Class B	286	13,554
Empire Co. Ltd. Class A	22	1,253
George Weston Ltd.	37	2,187
Loblaw Companies Ltd.	183	5,946
Metro Inc. Class A	230	12,770
Saputo Inc.	316	13,472
Shoppers Drug Mart Corp.	556	22,938
Viterra Inc.	1,024	16,408

		88,528
CHILE — 0.61%
Compania Cervecerias Unidas SA SP ADR	189	12,518
Vina Concha y Toro SA SP ADR	200	7,814

		20,332
CHINA — 2.69%
China Agri-Industries Holdings Ltd.	5,000	2,489
China Mengniu Dairy Co. Ltd.	4,000	11,917
China Resources Enterprise Ltd.	4,000	11,091
Hengan International Group Co. Ltd.	2,000	18,985
Sun Art Retail Group Ltd.	6,500	7,696
Tingyi (Cayman Islands) Holding Corp.[a]	6,000	14,888
Want Want China Holdings Ltd.	15,000	18,224
Wumart Stores Inc. Class H	2,000	3,905

		89,195

Security	Shares	Value

DENMARK — 0.56%
Carlsberg A/S Class B	231	$18,745

		18,745
FINLAND — 0.12%
Kesko OYJ Class B	150	3,885

		3,885
FRANCE — 7.07%
Carrefour SA	1,313	23,584
Casino Guichard-Perrachon SA	148	12,446
Danone SA	1,348	82,143
L’Oreal SA	540	64,921
Pernod Ricard SA	453	48,821
Remy Cointreau SA	20	2,365

		234,280
GERMANY — 1.51%
Beiersdorf AG	232	15,406
Henkel AG & Co. KGaA	300	17,775
METRO AG	344	9,492
Suedzucker AG	216	7,464

		50,137
GREECE — 0.26%
Coca-Cola Hellenic Bottling Co. SA SP ADR[b]	500	8,540

		8,540
INDONESIA — 1.42%
PT Astra Agro Lestari Tbk	2,500	6,075
PT Charoen Pokphand Indonesia Tbk	22,000	7,438
PT Gudang Garam Tbk	1,500	8,930
PT Indofood Sukses Makmur Tbk	16,000	9,128
PT Unilever Indonesia Tbk	6,000	15,373

		46,944
IRELAND — 0.49%
Kerry Group PLC Class A	356	16,200

		16,200
JAPAN — 9.67%
AEON Co. Ltd.	1,300	15,713
Ajinomoto Co. Inc.	2,000	28,425
Asahi Group Holdings Ltd.	900	20,305
Coca-Cola West Co. Ltd.	100	1,718
FamilyMart Co. Ltd.	200	9,501
Japan Tobacco Inc.	2,000	63,099
Kao Corp.	1,200	32,589

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Kirin Holdings Co. Ltd.	2,000	$22,842
Lawson Inc.	100	7,196
Meiji Holdings Co. Ltd.	200	9,168
Nippon Meat Packers Inc.	1,000	13,175
Nisshin Seifun Group Inc.	500	5,992
Nissin Foods Holdings Co. Ltd.	100	3,831
Seven & I Holdings Co. Ltd.	1,700	54,091
Shiseido Co. Ltd.	600	8,635
Unicharm Corp.	300	16,556
Yakult Honsha Co. Ltd.	200	7,759

		320,595
MEXICO — 3.84%
Arca Continental SAB de CV	670	4,223
Coca-Cola FEMSA SAB de CV Series L	700	7,811
Fomento Economico Mexicano SAB de CV BD Units	5,200	44,564
Grupo Bimbo SAB de CV Series A	3,900	9,727
Grupo Modelo SAB de CV Series C	1,800	16,255
Kimberly-Clark de Mexico SAB de CV Series A	3,800	7,955
Wal-Mart de Mexico SAB de CV Series V	12,900	36,595

		127,130
NETHERLANDS — 6.28%
DE Master Blenders 1753 NVb	1,286	14,918
Heineken Holding NV	240	11,046
Heineken NV	540	29,298
Koninklijke Ahold NV	2,041	24,872
Unilever NV CVA	3,676	127,915

		208,049
PHILIPPINES — 0.25%
Universal Robina Corp.	5,800	8,170

		8,170
POLAND — 0.07%
Kernel Holding SAb	111	2,328

		2,328
PORTUGAL — 0.28%
Jeronimo Martins SGPS SA	595	9,343

		9,343
RUSSIA — 0.67%
Magnit OJSC SP GDR[c]	688	22,284

		22,284

Security	Shares	Value

SINGAPORE — 1.30%
Golden Agri-Resources Ltd.	26,000	$15,463
Olam International Ltd.[a]	8,000	11,863
Wilmar International Ltd.	6,000	15,624

		42,950
SOUTH AFRICA — 1.67%
Massmart Holdings Ltd.	388	8,202
Pick’n Pay Stores Ltd.	1,029	5,301
Shoprite Holdings Ltd.	969	19,162
SPAR Group Ltd. (The)	602	8,775
Tiger Brands Ltd.	428	13,873

		55,313
SPAIN — 0.22%
Distribuidora Internacional de Alimentacion SA	1,458	7,218

		7,218
SWEDEN — 0.84%
Swedish Match AB	658	27,787

		27,787
SWITZERLAND — 14.28%
Aryzta AGb	192	9,556
Barry Callebaut AG Registered[b]	4	3,619
Lindt & Spruengli AG Participation Certificates	3	9,303
Nestle SA Registered	7,320	450,629

		473,107
THAILAND — 0.99%
Charoen Pokphand Foods PCL NVDR	12,700	13,418
CP All PCL NVDR	18,000	19,447

		32,865
TURKEY — 0.92%
Anadolu Efes Biracilik ve Malt Sanayii AS	753	10,258
BIM Birlesik Magazalar AS	313	13,630
Coca-Cola Icecek AS	416	6,480

		30,368
UNITED KINGDOM — 26.29%
Associated British Foods PLC	750	14,747
British American Tobacco PLC	4,355	231,825
Diageo PLC	5,507	147,286
Imperial Tobacco Group PLC	2,303	89,451
J Sainsbury PLC	2,268	11,488
Reckitt Benckiser Group PLC	1,338	73,520

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

SABMiller PLC	2,080	$89,849
Tate & Lyle PLC	565	5,843
Tesco PLC	17,376	86,602
Unilever PLC	2,812	100,938
Wm Morrison Supermarkets PLC	4,513	19,608

		871,157

TOTAL COMMON STOCKS
(Cost: $2,590,013)		3,184,036

PREFERRED STOCKS — 3.46%

BRAZIL — 2.61%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	340	13,903
Companhia de Bebidas das Americas SP ADR	1,880	72,474

		86,377
GERMANY — 0.85%
Henkel AG & Co. KGaA	394	28,386

		28,386

TOTAL PREFERRED STOCKS
(Cost: $72,773)		114,763

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	9,266	9,266
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	634	634
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	2,340	2,340

		12,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,240)		12,240

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $2,675,026)		3,311,039
Other Assets, Less Liabilities — 0.07%		2,258

NET ASSETS — 100.00%		$3,313,297

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.95%

AUSTRALIA — 3.65%
Caltex Australia Ltd.	618	$9,190
Origin Energy Ltd.	3,864	48,023
Santos Ltd.	3,214	36,359
Whitehaven Coal Ltd.	1,492	5,762
Woodside Petroleum Ltd.	1,970	69,968
WorleyParsons Ltd.	742	20,372

		189,674
AUSTRIA — 0.30%
OMV AG	498	15,688

		15,688
BRAZIL — 3.01%
HRT Participacoes em Petroleo SA SP GDR[a]	3,601	4,573
OGX Petroleo e Gas Participacoes SA SP ADR[a]	4,600	13,064
Petroleo Brasileiro SA SP ADR	5,172	101,527
Ultrapar Participacoes SA SP ADR	1,600	37,456

		156,620
CANADA — 20.28%
ARC Resources Ltd.	760	18,979
Athabasca Oil Corp.[a]	1,200	14,714
Baytex Energy Corp.	358	14,851
Bonavista Energy Corp.	258	4,693
Cameco Corp.	1,178	24,681
Canadian Natural Resources Ltd.	3,666	100,035
Canadian Oil Sands Ltd.	1,590	32,013
Cenovus Energy Inc.	2,600	79,507
Crescent Point Energy Corp.	938	37,303
Enbridge Inc.	2,608	106,761
Encana Corp.	2,302	51,309
Enerplus Corp.	664	9,334
Husky Energy Inc.	772	19,186
Imperial Oil Ltd.	1,044	44,747
MEG Energy Corp.[a]	400	16,283
Nexen Inc.	1,762	44,793
Pacific Rubiales Energy Corp.	972	22,004
Pembina Pipeline Corp.	714	19,091
Pengrowth Energy Corp.	1,118	7,128
Penn West Petroleum Ltd.	1,532	20,910
Precision Drilling Corp.[a]	1,046	8,328
Progress Energy Resources Corp.	580	13,170
Suncor Energy Inc.	5,280	161,513

Security	Shares	Value

Talisman Energy Inc.	3,556	$43,993
Tourmaline Oil Corp.[a]	400	11,593
TransCanada Corp.	2,496	113,731
Vermilion Energy Inc.	292	13,620

		1,054,270
CHINA — 7.28%
China Coal Energy Co. Class H	14,000	12,910
China Oilfield Services Ltd. Class H	8,000	12,360
China Petroleum & Chemical Corp. Class H	60,000	54,477
China Shenhua Energy Co. Ltd. Class H	13,000	48,790
CNOOC Ltd.	64,000	129,756
Kunlun Energy Co. Ltd.	8,000	12,959
PetroChina Co. Ltd. Class H	76,000	95,274
Yanzhou Coal Mining Co. Ltd. Class H	8,000	11,907

		378,433
COLOMBIA — 0.88%
Ecopetrol SA SP ADR	800	45,784

		45,784
FINLAND — 0.08%
Neste Oil OYJ	400	4,241

		4,241
FRANCE — 7.18%
Compagnie Generale de Geophysique-Veritas[a]	506	14,591
Technip SA	350	36,932
Total SA	6,946	321,686

		373,209
HUNGARY — 0.21%
MOL Hungarian Oil and Gas PLC	152	11,032

		11,032
INDIA — 1.14%
Reliance Industries Ltd. SP GDR[b]	2,240	59,181

		59,181
INDONESIA — 0.52%
PT Adaro Energy Tbk	57,000	8,792
PT Bukit Asam (Persero) Tbk	4,000	6,719
PT Bumi Resources Tbk	69,000	7,582
PT Indo Tambangraya Megah Tbk	1,000	3,756

		26,849
ITALY — 4.66%
Eni SpA	8,030	166,536
Saipem SpA	1,008	46,615

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Tenaris SA	1,492	$29,087

		242,238
JAPAN — 2.27%
Cosmo Oil Co. Ltd.	2,000	4,405
Idemitsu Kosan Co. Ltd.	200	16,901
INPEX Corp.	8	44,968
JX Holdings Inc.	6,800	33,086
Showa Shell Sekiyu K.K.	400	2,187
TonenGeneral Sekiyu K.K.	2,000	16,440

		117,987
NETHERLANDS — 0.49%
Fugro NV CVA	262	17,182
SBM Offshore NVa	684	8,360

		25,542
NORWAY — 3.19%
Aker Solutions ASA	596	8,799
Seadrill Ltd.	1,028	40,401
Statoil ASA	4,156	99,424
Subsea 7 SA	812	17,104

		165,728
POLAND — 0.42%
Grupa Lotos SAa	240	1,886
Polski Koncern Naftowy Orlen SAa	1,148	12,332
Polskie Gornictwo Naftowe i Gazownictwo SAa	6,400	7,777

		21,995
PORTUGAL — 0.21%
Galp Energia SGPS SA Class B	806	10,919

		10,919
RUSSIA — 6.96%
Gazprom OAO SP ADR	15,482	143,286
LUKOIL OAO SP ADR	1,400	79,100
NovaTek OAO SP GDR[c]	418	47,276
Rosneft Oil Co. OJSC SP GDR[c]	4,740	28,535
Surgutneftegas OJSC SP ADR	2,600	21,814
Tatneft OAO SP ADR	726	27,326
TMK OAO SP GDR[c]	1,026	14,672

		362,009
SOUTH AFRICA — 1.86%
Exxaro Resources Ltd.	350	7,185
Sasol Ltd.	2,132	89,413

		96,598

Security	Shares	Value

SPAIN — 0.90%
Repsol SA	2,937	$47,040

		47,040
SWEDEN — 0.31%
Lundin Petroleum ABa	752	16,006

		16,006
SWITZERLAND — 1.03%
Transocean Ltd.	1,122	53,463

		53,463
THAILAND — 1.38%
Banpu PCL NVDR	600	7,626
IRPC PCL NVDR	61,600	7,086
PTT Exploration & Production PCL NVDR	4,200	20,286
PTT PCL NVDR	3,000	31,077
Thai Oil PCL NVDR	3,000	5,625

		71,700
TURKEY — 0.24%
Turkiye Petrol Rafinerileri AS	576	12,735

		12,735
UNITED KINGDOM — 28.50%
AMEC PLC	1,196	20,950
BG Group PLC	11,492	227,231
BP PLC	62,434	415,791
Petrofac Ltd.	934	21,819
Royal Dutch Shell PLC Class A	11,646	396,506
Royal Dutch Shell PLC Class B	9,494	334,617
Tullow Oil PLC	3,228	65,244

		1,482,158

TOTAL COMMON STOCKS
(Cost: $4,906,274)		5,041,099

PREFERRED STOCKS — 2.61%

BRAZIL — 2.33%
Petroleo Brasileiro SA SP ADR[d]	6,350	120,841

		120,841
RUSSIA — 0.28%
Surgutneftegas OJSC SP ADR	2,600	14,560

		14,560

TOTAL PREFERRED STOCKS
(Cost: $206,878)		135,401

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.50%

MONEY MARKET FUNDS — 1.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[e,f,g]	72,198	$72,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[e,f,g]	4,942	4,942
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	1,010	1,010

		78,150

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,150)		78,150

TOTAL INVESTMENTS IN SECURITIES — 101.06% (Cost: $5,191,302)		5,254,650
Other Assets, Less Liabilities — (1.06)%		(55,069)

NET ASSETS — 100.00%		$5,199,581

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.40%

AUSTRALIA — 12.65%
AMP Ltd.	1,552	$6,549
ASX Ltd.	136	4,468
Australia and New Zealand Banking Group Ltd.	1,462	36,217
Bendigo and Adelaide Bank Ltd.	248	2,140
CFS Retail Property Trust Group	1,360	2,834
Commonwealth Bank of Australia	898	54,367
Dexus Property Group	4,048	4,217
Goodman Group	942	3,727
GPT Group	1,275	4,602
Insurance Australia Group Ltd.	1,352	5,364
Lend Lease Group	424	3,614
Macquarie Group Ltd.	172	4,522
Mirvac Group	2,106	3,036
National Australia Bank Ltd.	1,269	33,359
QBE Insurance Group Ltd.	650	9,604
Stockland Corp. Ltd.	1,480	5,218
Suncorp Group Ltd.	680	6,075
Westfield Group	1,307	13,754
Westfield Retail Trust	1,414	4,539
Westpac Banking Corp.	1,712	41,798

		250,004
AUSTRIA — 0.32%
Erste Group Bank AGa	136	2,467
IMMOEAST AG Escrow[a,b]	372	—
IMMOFINANZ AGa	558	1,829
Raiffeisen International Bank Holding AG	14	463
Vienna Insurance Group AG	40	1,559

		6,318
BELGIUM — 0.31%
Ageas	963	1,922
Groupe Bruxelles Lambert SA	46	3,017
KBC Groep NV	58	1,217

		6,156
BRAZIL — 0.42%
Banco Santander (Brasil) SA Units SP ADR	1,080	8,240

		8,240
CANADA — 11.61%
Bank of Montreal	369	21,147
Bank of Nova Scotia	616	32,174

Security	Shares	Value

Brookfield Asset Management Inc. Class A	352	$11,947
Brookfield Office Properties Inc.	190	3,251
Canadian Imperial Bank of Commerce	250	18,295
CI Financial Corp.	134	2,983
Fairfax Financial Holdings Ltd.	11	4,143
Great-West Lifeco Inc.	154	3,331
IGM Financial Inc.	88	3,450
Industrial Alliance Insurance and Financial Services Inc.	64	1,427
Intact Financial Corp.	56	3,604
Manulife Financial Corp.	983	10,563
National Bank of Canada	104	7,749
Onex Corp.	82	3,123
Power Corp. of Canada	186	4,276
Power Financial Corp.	118	2,910
RioCan Real Estate Investment Trust	99	2,829
Royal Bank of Canada	810	41,522
Sun Life Financial Inc.	340	7,388
TMX Group Inc.	66	3,259
Toronto-Dominion Bank (The)	509	40,078

		229,449
CHILE — 0.47%
Banco Santander (Chile) SA SP ADR	72	5,411
CorpBanca SA SP ADR	210	3,902

		9,313
CHINA — 6.74%
Agricultural Bank of China Ltd. Class H	13,000	5,298
Bank of China Ltd. Class H	42,000	16,088
Bank of Communications Co. Ltd. Class H	4,400	2,922
China CITIC Bank Corp. Ltd. Class H	4,000	2,022
China Construction Bank Corp. Class H	42,100	28,452
China Life Insurance Co. Ltd. Class H	5,000	13,832
China Merchants Bank Co. Ltd. Class H	2,260	4,174
China Minsheng Banking Corp. Ltd. Class H	4,800	4,463
China Overseas Land & Investment Ltd.	2,000	4,731
China Pacific Insurance (Group) Co. Ltd. Class H	1,200	3,815
China Taiping Insurance Holdings Co. Ltd.[a]	800	1,127
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,000	389
CITIC Securities Co. Ltd. Class H	500	876
Country Garden Holdings Co. Ltd.[a]	4,196	1,591

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Evergrande Real Estate Group Ltd.	4,000	$1,868
Franshion Properties (China) Ltd.[c]	2,000	619
Industrial and Commercial Bank of China Ltd. Class H	36,440	20,914
Longfor Properties Co. Ltd.[c]	1,000	1,475
PICC Property and Casualty Co. Ltd. Class H	2,200	2,466
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	7,848
Poly (Hong Kong) Investments Ltd.[a,c]	2,000	1,050
Shimao Property Holdings Ltd.[c]	1,000	1,437
Shui On Land Ltd.	5,000	2,064
Sino-Ocean Land Holdings Ltd.	3,000	1,466
SOHO China Ltd.	3,000	2,232

		133,219
COLOMBIA — 0.46%
Bancolombia SA SP ADR	146	9,029

		9,029
CZECH REPUBLIC — 0.14%
Komercni Banka AS	16	2,720

		2,720
DENMARK — 0.27%
Danske Bank A/Sa	362	5,392

		5,392
EGYPT — 0.23%
Commercial International Bank (Egypt) SAE SP ADR	1,008	4,487

		4,487
FINLAND — 0.34%
Pohjola Bank PLC Class A	86	1,001
Sampo OYJ Class A	214	5,693

		6,694
FRANCE — 3.50%
AXA	964	11,813
BNP Paribas SA	552	20,510
CNP Assurances SA	32	338
Credit Agricole SAa	492	2,115
Eurazeo	33	1,318
Fonciere des Regions	24	1,739
Gecina SA	20	1,840
Icade	22	1,690
Klepierre	84	2,744

Security	Shares	Value

Natixis	294	$737
SCOR SE	96	2,283
Societe Generale[a]	376	8,340
Unibail-Rodamco SE	64	12,327
Wendel	19	1,362

		69,156
GERMANY — 3.63%
Allianz SE Registered	271	27,064
Commerzbank AGa	2,152	3,358
Deutsche Bank AG Registered	539	16,512
Deutsche Boerse AG	144	7,176
Hannover Rueckversicherung AG Registered	44	2,643
Muenchener Rueckversicherungs-Gesellschaft AG Registered	105	14,948

		71,701
HONG KONG — 6.10%
AIA Group Ltd.	6,000	21,087
Bank of East Asia Ltd. (The)	1,200	4,187
BOC Hong Kong (Holdings) Ltd.	3,000	9,228
Cheung Kong (Holdings) Ltd.	1,000	13,168
Hang Lung Properties Ltd.	2,000	7,119
Hang Seng Bank Ltd.	500	6,958
Hong Kong Exchanges and Clearing Ltd.	800	10,751
Kerry Properties Ltd.	1,000	4,598
Link REIT (The)	2,000	8,770
New World Development Co. Ltd.	2,000	2,561
Sino Land Co. Ltd.	2,200	3,768
Sun Hung Kai Properties Ltd.	1,000	12,504
Swire Pacific Ltd. Class A	500	6,000
Wharf (Holdings) Ltd. (The)	1,000	5,804
Wheelock and Co. Ltd.	1,000	3,927

		120,430
HUNGARY — 0.08%
OTP Bank Nyrt	99	1,532

		1,532
INDIA — 1.53%
Axis Bank Ltd. SP GDR[d]	300	5,625
HDFC Bank Ltd. SP ADR	423	14,344
ICICI Bank Ltd. SP ADR	298	10,317

		30,286

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

INDONESIA — 0.99%
PT Bank Central Asia Tbk	8,000	$6,762
PT Bank Mandiri (Persero) Tbk	5,556	4,872
PT Bank Negara Indonesia (Persero) Tbk	5,000	2,100
PT Bank Rakyat Indonesia (Persero) Tbk	8,000	5,916

		19,650
ISRAEL — 0.31%
Bank Hapoalim Ltd.	968	2,801
Bank Leumi le-Israel	870	1,958
Mizrahi Tefahot Bank Ltd.[a]	186	1,395

		6,154
ITALY — 1.56%
Assicurazioni Generali SpA	778	9,802
Banca Monte dei Paschi di Siena SpA[a]	2,534	563
Banco Popolare SpA[a]	1,134	1,327
Intesa Sanpaolo SpA	5,672	7,216
Intesa Sanpaolo SpA RNC	551	554
Mediobanca SpA	444	1,533
UniCredit SpA[a]	2,388	8,141
Unione di Banche Italiane ScpA	562	1,638

		30,774
JAPAN — 10.99%
AEON Credit Service Co. Ltd.	200	3,846
AEON Mall Co. Ltd.	200	4,827
Aozora Bank Ltd.	1,000	2,318
Bank of Yokohama Ltd. (The)	2,000	9,117
Credit Saison Co. Ltd.	200	4,584
Dai-ichi Life Insurance Co. Ltd. (The)	6	6,392
Daiwa Securities Group Inc.	2,000	7,554
Japan Retail Fund Investment Corp.	3	5,036
Mitsubishi UFJ Financial Group Inc.	7,900	38,539
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,227
Mizuho Financial Group Inc.	14,840	24,512
MS&AD Insurance Group Holdings Inc.	400	6,540
Nishi-Nippon City Bank Ltd. (The)	2,000	4,405
NKSJ Holdings Inc.	300	5,789
Nomura Holdings Inc.	2,400	8,543
Nomura Real Estate Holdings Inc.	200	3,741
NTT Urban Development Corp.	4	3,257
ORIX Corp.	80	7,652
Resona Holdings Inc.	1,500	6,165
SBI Holdings Inc.	28	1,918

Security	Shares	Value

Seven Bank Ltd.	1,500	$3,764
Shinsei Bank Ltd.	2,000	2,279
Sony Financial Holdings Inc.	200	3,227
Sumitomo Mitsui Financial Group Inc.	800	25,485
Sumitomo Mitsui Trust Holdings Inc.	2,980	8,623
T&D Holdings Inc.	400	4,118
Tokio Marine Holdings Inc.	500	11,600

		217,058
MEXICO — 0.63%
Compartamos SAB de CV	1,800	1,814
Grupo Financiero Banorte SAB de CV Series O	1,200	6,435
Grupo Financiero Inbursa SAB de CV Series O	1,600	4,174

		12,423
NETHERLANDS — 1.02%
AEGON NV	966	4,410
Corio NV	54	2,393
ING Groep NV CVA[a]	2,029	13,446

		20,249
NORWAY — 0.36%
DNB ASA	668	7,052

		7,052
PERU — 0.26%
Credicorp Ltd.	44	5,101

		5,101
PHILIPPINES — 0.72%
Ayala Corp.	294	3,065
Ayala Land Inc.	7,700	4,030
Bank of the Philippine Islands	2,352	4,091
SM Prime Holdings Inc.	9,200	3,081

		14,267
POLAND — 0.50%
Bank Pekao SA	78	3,272
BRE Bank SAa	7	599
Powszechna Kasa Oszczednosci Bank Polski SA	308	3,003
Powszechny Zaklad Ubezpieczen SA	28	2,974

		9,848
PORTUGAL — 0.05%
Banco Espirito Santo SA Registered[a]	1,589	978

		978

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

RUSSIA — 0.62%
Sberbank of Russia SP ADR	1,102	$12,265

		12,265
SINGAPORE — 3.34%
Ascendas REIT	4,000	7,298
CapitaLand Ltd.	2,000	4,822
CapitaMall Trust Management Ltd.	4,000	6,301
CapitaMalls Asia Ltd.	2,000	2,620
DBS Group Holdings Ltd.	2,000	23,693
Global Logistic Properties Ltd.	1,000	1,808
Oversea-Chinese Banking Corp. Ltd.	2,000	15,351
UOL Group Ltd.	1,000	4,163

		66,056
SOUTH AFRICA — 2.25%
Absa Group Ltd.	176	2,890
African Bank Investments Ltd.	560	2,488
FirstRand Ltd.	1,840	6,191
Growthpoint Properties Ltd.	1,168	3,613
Investec Ltd.	262	1,576
MMI Holdings Ltd.	311	704
Nedbank Group Ltd.	120	2,638
Redefine Properties Ltd.	2,118	2,372
Remgro Ltd.	262	4,493
RMB Holdings Ltd.	492	2,196
RMI Holdings Ltd.	492	1,092
Sanlam Ltd.	1,040	4,502
Standard Bank Group Ltd.	692	9,604

		44,359
SOUTH KOREA — 1.38%
KB Financial Group Inc. SP ADR	237	7,425
Shinhan Financial Group Co. Ltd. SP ADR	211	13,409
Woori Finance Holdings Co. Ltd. SP ADR[c]	217	6,415

		27,249
SPAIN — 2.92%
Banco Bilbao Vizcaya Argentaria SA	2,647	17,356
Banco de Sabadell SA	1,410	2,691
Banco Popular Espanol SAc	586	1,103
Banco Santander SA	5,157	31,438
Bankia SAa,c	1,799	1,768
CaixaBank[c]	762	2,500
Mapfre SA	474	866

		57,722

Security	Shares	Value

SWEDEN — 2.59%
Industrivarden AB Class C	58	$782
Investment AB Kinnevik Class B	120	2,478
Investor AB Class B	280	5,856
Nordea Bank AB	1,679	15,729
Ratos AB Class B	114	1,184
Skandinaviska Enskilda Banken AB Class A	841	6,200
Svenska Handelsbanken AB Class A	320	11,152
Swedbank AB Class A	446	7,791

		51,172
SWITZERLAND — 4.33%
Baloise Holding AG Registered	30	1,985
Credit Suisse Group AG Registered	690	11,785
GAM Holding AGa	154	1,705
Julius Baer Group Ltd.[a]	152	5,454
Pargesa Holding SA Bearer	22	1,330
Partners Group Holding AG	6	1,097
Swiss Life Holding AG Registered[a]	22	2,112
Swiss Prime Site AG Registered	48	4,023
Swiss Re AGa	203	12,767
UBS AG Registered(a)	2,167	22,860
Zurich Insurance Group AGa	92	20,532

		85,650
THAILAND — 1.13%
Bangkok Bank PCL NVDR	1,000	6,228
Kasikornbank PCL NVDR	1,400	7,785
Krung Thai Bank PCL NVDR	4,300	2,241
Siam Commercial Bank PCL NVDR	1,200	6,120

		22,374
TURKEY — 1.10%
Akbank TAS	1,024	3,865
Asya Katilim Bankasi ASa	738	795
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	800	1,068
Haci Omer Sabanci Holding AS	506	2,226
Turkiye Garanti Bankasi AS	1,559	6,093
Turkiye Halk Bankasi AS	258	2,218
Turkiye Is Bankasi AS Class C	832	2,443
Turkiye Vakiflar Bankasi TAO Class D	614	1,289
Yapi ve Kredi Bankasi ASa	848	1,756

		21,753

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

UNITED KINGDOM — 11.55%
3i Group PLC	662	$2,162
Admiral Group PLC	110	1,882
Aviva PLC	1,598	7,301
Barclays PLC	6,245	16,438
British Land Co. PLC	588	4,924
Capital Shopping Centres Group PLC	360	1,817
Hammerson PLC	496	3,599
HSBC Holdings PLC	10,168	85,057
ICAP PLC	342	1,706
Investec PLC	272	1,606
Land Securities Group PLC	508	6,288
Legal & General Group PLC	3,306	6,604
Lloyds Banking Group PLC[a]	22,576	10,737
London Stock Exchange Group PLC	113	1,716
Man Group PLC	1,106	1,380
Old Mutual PLC	2,759	6,817
Prudential PLC	1,410	16,856
Resolution Ltd.	838	2,705
Royal Bank of Scotland Group PLC[a]	1,113	3,727
RSA Insurance Group PLC	1,990	3,395
Schroders PLC	94	1,890
SEGRO PLC	534	1,980
Standard Chartered PLC	1,437	32,973
Standard Life PLC	1,216	4,609

		228,169

TOTAL COMMON STOCKS
(Cost: $2,278,862)		1,924,449

PREFERRED STOCKS — 2.21%

BRAZIL — 2.21%
Banco Bradesco SA SP ADR	1,359	20,847
Itau Unibanco Holding SA SP ADR	1,440	22,767

		43,614

TOTAL PREFERRED STOCKS
(Cost: $52,642)		43,614

Security	Shares	Value

RIGHTS — 0.05%

SPAIN — 0.05%
Banco Santander SAa	5,157	$946

		946

TOTAL RIGHTS
(Cost: $960)		946

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[e,f,g]	10,852	10,852
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[e,f,g]	743	743
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	696	696

		12,291

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,291)		12,291

TOTAL INVESTMENTS IN SECURITIES — 100.28%
(Cost: $2,344,755)		1,981,300
Other Assets, Less Liabilities — (0.28)%		(5,444)

NET ASSETS — 100.00%		$1,975,856

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.55%

AUSTRALIA — 3.61%
Cochlear Ltd.	468	$32,475
CSL Ltd.	4,857	218,251
Ramsay Health Care Ltd.	1,176	29,355
Sonic Healthcare Ltd.	3,744	49,841

		329,922
BELGIUM — 0.67%
UCB SA	1,224	61,442

		61,442
CANADA — 2.14%
Catamaran Corp.[a]	840	71,387
Valeant Pharmaceuticals International Inc.[a]	2,613	124,615

		196,002
CHINA — 0.69%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,000	13,387
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,700	12,343
Sihuan Pharmaceutical Holdings Group Ltd.[b]	33,000	12,470
Sinopharm Group Co. Ltd. Class H	8,400	24,701

		62,901
DENMARK — 6.65%
Coloplast A/S Class B	234	44,421
Novo Nordisk A/S Class B	3,507	542,405
William Demant Holding A/Sa	228	21,565

		608,391
FINLAND — 0.23%
Orion OYJ Class B	1,071	21,420

		21,420
FRANCE — 10.39%
Essilor International SA	2,070	180,593
Sanofi	9,412	770,477

		951,070
GERMANY — 9.28%
Bayer AG Registered	5,925	451,753
Celesio AG	1,323	24,155
Fresenius Medical Care AG & Co. KGaA	1,911	138,974
Fresenius SE & Co. KGaA	1,116	119,299
Merck KGaA	684	68,974
QIAGEN NVa	2,586	46,163

		849,318

Security	Shares	Value

HUNGARY — 0.30%
Richter Gedeon Nyrt	162	$27,590

		27,590
INDIA — 0.85%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,305	37,871
Ranbaxy Laboratories Ltd. SP GDR[a,c]	4,482	39,711

		77,582
INDONESIA — 0.25%
PT Kalbe Farma Tbk	57,212	23,121

		23,121
IRELAND — 0.64%
Elan Corp. PLC[a]	4,947	58,305

		58,305
ISRAEL — 3.65%
Teva Pharmaceutical Industries Ltd.	8,079	334,268

		334,268
JAPAN — 13.60%
Alfresa Holdings Corp.	300	16,018
Astellas Pharma Inc.	3,900	186,261
Chugai Pharmaceutical Co. Ltd.	1,800	34,825
Daiichi Sankyo Co. Ltd.	6,000	99,257
Dainippon Sumitomo Pharma Co. Ltd.	1,500	16,652
Eisai Co. Ltd.	2,100	93,303
Hisamitsu Pharmaceutical Co. Inc.	600	30,346
Medipal Holdings Corp.	900	13,022
Miraca Holdings Inc.	300	12,830
Mitsubishi Tanabe Pharma Corp.	2,400	36,814
Olympus Corp.[a]	1,800	34,110
Ono Pharmaceutical Co. Ltd.	900	56,927
Otsuka Holdings Co. Ltd.	3,000	91,613
Santen Pharmaceutical Co. Ltd.	600	25,621
Shionogi & Co. Ltd.	2,700	38,650
Suzuken Co. Ltd.	300	10,798
Sysmex Corp.	600	26,312
Taisho Pharmaceutical Holdings Co. Ltd.	300	24,008
Takeda Pharmaceutical Co. Ltd.	6,900	318,054
Terumo Corp.	1,500	61,844
Tsumura & Co.	600	16,909

		1,244,174
SOUTH AFRICA — 1.16%
Aspen Pharmacare Holdings Ltd.[a]	3,063	54,119
Life Healthcare Group Holdings Ltd.	7,707	31,475

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Netcare Ltd.	10,182	$20,128

		105,722
SPAIN — 0.57%
Grifols SAa,b	1,680	52,429

		52,429
SWEDEN — 1.06%
Elekta AB Class B	870	40,532
Getinge AB Class B	1,956	56,066

		96,598
SWITZERLAND — 25.56%
Actelion Ltd. Registered[a]	1,053	48,200
Lonza Group AG Registered[a]	675	30,558
Novartis AG Registered	19,431	1,141,418
Roche Holding AG Genusschein	5,985	1,063,305
Sonova Holding AG Registered[a]	429	40,659
Straumann Holding AG Registered	105	14,123

		2,338,263
UNITED KINGDOM — 18.25%
AstraZeneca PLC	9,456	442,469
GlaxoSmithKline PLC	43,233	994,724
Shire PLC	5,079	147,060
Smith & Nephew PLC	8,307	85,056

		1,669,309

TOTAL COMMON STOCKS
(Cost: $7,926,902)		9,107,827

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	45,143	45,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	3,091	3,091
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	485	485

		48,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,719)		48,719

Value

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $7,975,621)	$9,156,546
Other Assets, Less Liabilities — (0.08)%	(7,239)

NET ASSETS — 100.00%	$9,149,307

SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.70%

AUSTRALIA — 3.16%
Asciano Group	2,025	$9,249
Brambles Ltd.	3,198	20,967
Campbell Brothers Ltd.	114	5,626
Leighton Holdings Ltd.	366	6,590
Qantas Airways Ltd.[a]	2,340	2,807
QR National Ltd.	2,194	7,388
Sydney Airport	695	2,304
Toll Holdings Ltd.	1,383	5,851
Transurban Group	2,888	18,600

		79,382
AUSTRIA — 0.12%
Andritz AG	53	2,908

		2,908
BRAZIL — 0.54%
Embraer SA SP ADR	530	13,451

		13,451
CANADA — 5.16%
Bombardier Inc. Class B	2,748	9,898
CAE Inc.	420	4,236
Canadian National Railway Co.	780	68,848
Canadian Pacific Railway Ltd.	294	23,909
Finning International Inc.	350	8,046
Ritchie Bros. Auctioneers Inc.[b]	128	2,709
SNC-Lavalin Group Inc.	297	11,722

		129,368
CHILE — 0.79%
LATAM Airlines Group SA SP ADR	803	19,746

		19,746
CHINA — 3.44%
Air China Ltd. Class H	4,000	2,832
AviChina Industry & Technology Co. Ltd. Class H	4,000	1,207
Beijing Capital International Airport Co. Ltd. Class H	6,000	4,101
Beijing Enterprises Holdings Ltd.	1,000	6,513
China Communications Construction Co. Ltd. Class H	7,000	6,166
China COSCO Holdings Co. Ltd. Class Ha	8,500	3,530

Security	Shares	Value

China Merchants Holdings (International) Co. Ltd.	2,000	$6,229
China Railway Construction Corp. Ltd. Class H	4,000	3,503
China Railway Group Ltd. Class H	8,000	3,508
China Rongsheng Heavy Industries Group Holdings Ltd.	13,500	1,863
China Shipping Container Lines Co. Ltd. Class Ha,b	11,000	2,696
China Shipping Development Co. Ltd. Class H	4,000	1,646
China Southern Airlines Co. Ltd. Class H	4,000	1,986
China State Construction International Holdings Ltd.	4,000	4,179
CITIC Pacific Ltd.	3,000	4,349
COSCO Pacific Ltd.	4,000	5,530
CSR Corp Ltd. Class H	4,000	2,946
Dongfang Electric Corp. Ltd. Class H	800	1,166
Jiangsu Expressway Co. Ltd. Class H	2,000	1,857
Lonking Holdings Ltd.[b]	5,000	922
Metallurgical Corp. of China Ltd. Class Ha	12,000	2,523
Sany Heavy Equipment International Holdings Co. Ltd.	2,000	1,006
Shanghai Electric Group Co. Ltd. Class H	8,000	3,013
Shanghai Industrial Holdings Ltd.	1,000	2,741
Weichai Power Co. Ltd. Class Ha	1,000	3,037
Zhejiang Expressway Co. Ltd. Class H	2,000	1,455
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	2,386
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	3,000	3,358

		86,248
DENMARK — 1.19%
A.P. Moeller-Maersk A/S Class A	1	6,597
A.P. Moeller-Maersk A/S Class B	2	13,889
DSV A/S	435	9,352

		29,838
EGYPT — 0.44%
Orascom Construction Industries SAE SP GDR	258	10,975

		10,975
FINLAND — 0.99%
Kone OYJ Class B	195	12,128
Metso OYJ	187	6,837
Wartsila OYJ Abp	199	5,990

		24,955

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

FRANCE — 8.76%
Aeroports de Paris	33	$2,564
ALSTOM	405	13,487
Bouygues SA	325	8,215
Bureau Veritas SA	75	6,639
Compagnie de Saint-Gobain	732	22,141
Edenred SA	215	5,685
European Aeronautic Defence and Space Co. NV	754	27,170
Groupe Eurotunnel SA Registered	976	6,959
Legrand SA	363	11,677
Rexel SA	161	2,700
Safran SA	354	12,031
Schneider Electric SA	873	49,489
Societe BIC SA	13	1,321
Thales SA	125	3,923
Vallourec SA	214	8,897
Vinci SA	793	33,742
Zodiac Aerospace	33	3,231

		219,871
GERMANY — 7.09%
Brenntag AG	64	7,032
Deutsche Lufthansa AG Registered	472	5,958
Deutsche Post AG Registered	1,240	22,357
Fraport AG	89	5,061
GEA Group AG	365	9,874
Hochtief AGa	111	5,295
MAN SE	78	7,331
Siemens AG Registered	1,350	114,885

		177,793
HONG KONG — 2.33%
Cathay Pacific Airways Ltd.[b]	2,000	3,312
Hopewell Holdings Ltd.	1,000	2,915
Hutchison Whampoa Ltd.	4,000	36,060
MTR Corp. Ltd.	2,500	8,738
NWS Holdings Ltd.	3,000	4,589
Orient Overseas International Ltd.	500	2,850

		58,464
INDIA — 0.53%
Larsen & Toubro Ltd. SP GDR[c]	547	13,237

		13,237

Security	Shares	Value

INDONESIA — 0.61%
PT United Tractors Tbk	6,954	$15,429

		15,429
ISRAEL — 0.06%
Delek Group Ltd. (The)	5	662
Elbit Systems Ltd.	27	873

		1,535
ITALY — 1.24%
Atlantia SpA	565	7,445
Fiat Industrial SpA	1,406	13,852
Finmeccanica SpA[a]	895	3,285
Prysmian SpA	414	6,664

		31,246
JAPAN — 28.56%
All Nippon Airways Co. Ltd.	2,000	4,635
Amada Co. Ltd.	1,000	5,327
Asahi Glass Co. Ltd.	2,000	11,857
Central Japan Railway Co.	2	16,594
Dai Nippon Printing Co. Ltd.	1,000	7,670
Daikin Industries Ltd.	400	10,981
East Japan Railway Co.	500	32,138
FANUC Corp.	300	46,901
Fuji Electric Holdings Co. Ltd.	2,000	4,456
Furukawa Electric Co. Ltd.	2,000	4,200
GS Yuasa Corp.	1,000	4,008
Hankyu Hanshin Holdings Inc.	2,000	10,755
Hino Motors Ltd.	1,000	6,991
Hitachi Construction Machinery Co. Ltd.	200	3,631
IHI Corp.	3,000	6,453
ITOCHU Corp.	2,600	27,198
Japan Steel Works Ltd. (The)	1,000	5,506
JTEKT Corp.	500	4,443
Kajima Corp.	2,000	5,762
Kawasaki Heavy Industries Ltd.	3,000	7,222
Kawasaki Kisen Kaisha Ltd.[a]	2,000	3,073
Keikyu Corp.	1,000	9,360
Keio Corp.	1,000	7,375
Keisei Electric Railway Co. Ltd.	1,000	9,065
Kintetsu Corp.	2,000	7,964
Komatsu Ltd.	1,700	38,266
Kubota Corp.	2,000	19,129
Kurita Water Industries Ltd.	200	4,533

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

LIXIL Group Corp.	400	$8,425
Mabuchi Motor Co. Ltd.	100	3,912
Makita Corp.	200	6,776
Marubeni Corp.	3,000	20,282
Mitsubishi Corp.	2,200	44,113
Mitsubishi Electric Corp.	3,000	24,008
Mitsubishi Heavy Industries Ltd.	6,000	24,430
Mitsui & Co. Ltd.	3,000	44,827
Mitsui O.S.K. Lines Ltd.	2,000	6,120
Nabtesco Corp.	200	4,417
Nidec Corp.	200	15,852
Nippon Express Co. Ltd.	1,000	4,097
Nippon Yusen K.K.	3,000	6,722
NSK Ltd.	1,000	6,120
NTN Corp.	1,000	2,715
Obayashi Corp.	1,000	4,571
Odakyu Electric Railway Co. Ltd.	1,000	10,295
Secom Co. Ltd.	300	13,982
Shimizu Corp.	2,000	6,274
SMC Corp.	100	16,965
Sojitz Corp.	2,900	4,530
Sumitomo Corp.	1,900	26,907
Sumitomo Electric Industries Ltd.	1,200	14,289
Sumitomo Heavy Industries Ltd.	1,000	4,059
Taisei Corp.	2,000	5,531
THK Co. Ltd.	300	5,366
Tobu Railway Co. Ltd.	1,000	5,429
Tokyu Corp.	1,000	4,814
Toppan Printing Co. Ltd.	1,000	6,248
TOTO Ltd.	1,000	7,465
Toyota Tsusho Corp.	400	7,473
Ushio Inc.	300	3,814
West Japan Railway Co.	200	8,656
Yamato Holdings Co. Ltd.	700	11,535

		716,512
MEXICO — 1.20%
Alfa SAB de CV Series A	900	14,493
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	7,087
Grupo Carso SAB de CV Series A1	2,500	8,658

		30,238

Security	Shares	Value

NETHERLANDS — 2.52%
Koninklijke Philips Electronics NV	1,741	$38,337
Randstad Holding NV	228	6,927
Royal Boskalis Westminster NV CVA	146	4,771
Royal Vopak NV	108	6,856
TNT Express NV	585	6,350

		63,241
NEW ZEALAND — 0.62%
Auckland International Airport Ltd.	7,652	15,469

		15,469
NORWAY — 0.41%
Orkla ASA	1,453	10,421

		10,421
PHILIPPINES — 1.34%
Aboitiz Equity Ventures Inc.	4,000	4,714
Alliance Global Group Inc.	12,300	3,442
DMCI Holdings Inc.	2,000	2,808
International Container Terminal Services Inc.	2,100	3,660
San Miguel Corp.	780	2,083
SM Investments Corp.	940	16,888

		33,595
SINGAPORE — 4.74%
ComfortDelGro Corp. Ltd.[b]	5,000	6,751
COSCO Corp. (Singapore) Ltd.	5,000	3,898
Fraser and Neave Ltd.	2,000	13,148
Hutchison Port Holdings Trust	9,000	6,840
Keppel Corp. Ltd.	3,600	32,347
Neptune Orient Lines Ltd.[a]	7,000	6,470
Noble Group Ltd.[b]	9,000	7,776
SembCorp Industries Ltd.	3,000	12,755
SembCorp Marine Ltd.	2,000	7,812
Singapore Airlines Ltd.	1,000	8,519
Singapore Technologies Engineering Ltd.	3,000	7,957
Yangzijiang Shipbuilding (Holdings) Ltd.	6,000	4,798

		119,071
SOUTH AFRICA — 1.07%
Aveng Ltd.	937	4,106
Barloworld Ltd.	462	4,696
Bidvest Group Ltd.	586	14,156
Reunert Ltd.	414	4,034

		26,992

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

SPAIN — 1.35%
Abertis Infraestructuras SA	750	$9,287
Actividades de Construcciones y Servicios SAb	398	6,299
Ferrovial SA	973	10,605
International Consolidated Airlines Group SAa	1,863	4,671
Zardoya Otis SA	260	2,898
Zardoya Otis SA New[a]	13	145

		33,905
SWEDEN — 7.04%
Alfa Laval AB	739	12,844
Assa Abloy AB Class B	612	18,606
Atlas Copco AB Class A	1,329	29,989
Atlas Copco AB Class B	705	14,175
Sandvik AB	1,790	24,981
Scania AB Class B	667	11,534
Securitas AB Class B	751	6,128
Skanska AB Class B	826	12,519
SKF AB Class B	757	15,711
Volvo AB Class B	2,429	30,107

		176,594
SWITZERLAND — 5.01%
ABB Ltd. Registered[a]	3,598	63,001
Adecco SA Registered[a]	279	12,299
Geberit AG Registered[a]	63	12,400
Kuehne & Nagel International AG Registered	74	8,443
Schindler Holding AG Participation Certificates	63	7,382
Schindler Holding AG Registered	12	1,410
SGS SA Registered	8	16,042
Sulzer AG Registered	36	4,665

		125,642
TURKEY — 0.69%
Enka Insaat ve Sanayi AS	1,068	3,100
KOC Holding AS	1,633	6,382
TAV Havalimanlari Holding ASa	494	2,714
Turk Hava Yollari AOa	2,684	5,140

		17,336
UNITED KINGDOM — 8.70%
Aggreko PLC	342	10,942
Babcock International Group PLC	457	6,147
BAE Systems PLC	4,756	23,018
Balfour Beatty PLC	925	4,202

Security	Shares	Value

Bunzl PLC	525	$9,163
Capita PLC	923	10,282
Cobham PLC	1,418	5,166
Experian PLC	1,678	24,950
G4S PLC	2,016	7,830
IMI PLC	462	5,950
Intertek Group PLC	174	7,454
Invensys PLC	1,703	6,428
Meggitt PLC	964	5,792
Melrose PLC	1,975	6,826
Rolls-Royce Holdings PLC[a]	3,055	40,710
Serco Group PLC	556	5,022
Smiths Group PLC	618	10,332
Weir Group PLC (The)	326	8,453
Wolseley PLC	543	19,593

		218,260

TOTAL COMMON STOCKS
(Cost: $2,451,437)		2,501,722

RIGHTS — 0.02%

SPAIN — 0.02%
Actividades de Construcciones y Servicios SAa	398	480

		480

TOTAL RIGHTS
(Cost: $518)		480

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	23,050	23,050
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	1,578	1,578
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	143	143

		24,771

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,771)		24,771

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 100.71%
(Cost: $2,476,726)	$2,526,973
Other Assets, Less Liabilities — (0.71)%	(17,888)

NET ASSETS — 100.00%	$2,509,085

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.38%

AUSTRALIA — 0.58%
Computershare Ltd.	1,769	$14,279

		14,279
BRAZIL — 2.10%
Cielo SA SP ADR	1,747	52,096

		52,096
CANADA — 1.28%
CGI Group Inc. Class Aa	781	18,413
Open Text Corp.[a]	216	9,764
Research In Motion Ltd.[a]	490	3,510

		31,687
CHINA — 5.19%
GCL-Poly Energy Holdings Ltd.[b]	47,000	6,971
Kingboard Chemical Holdings Co. Ltd.	4,000	8,275
Lenovo Group Ltd.	24,000	16,653
Tencent Holdings Ltd.	3,100	92,676
ZTE Corp. Class Hb	3,080	4,107

		128,682
FINLAND — 0.99%
Nokia OYJ	10,270	24,664

		24,664
FRANCE — 3.60%
Alcatel-Lucent[a]	10,532	11,674
AtoS	198	11,161
Cap Gemini SA	499	18,289
Dassault Systemes SA	215	21,288
Gemalto NV	216	16,570
STMicroelectronics NV	1,898	10,339

		89,321
GERMANY — 8.10%
Infineon Technologies AG	3,762	27,470
SAP AG	2,553	163,055
United Internet AG Registered	590	10,467

		200,992
HONG KONG — 0.66%
ASM Pacific Technology Ltd.	1,000	12,858
Foxconn International Holdings Ltd.[a]	12,000	3,591

		16,449
INDIA — 3.08%
Infosys Ltd. SP ADR	1,535	60,755

Security	Shares	Value

Wipro Ltd. SP ADR	2,003	$15,644

		76,399
ISRAEL — 0.40%
NICE Systems Ltd.[a]	277	9,876

		9,876
JAPAN — 27.55%
Advantest Corp.	400	5,163
Brother Industries Ltd.	700	6,543
Canon Inc.	3,200	108,579
Citizen Holdings Co. Ltd.	800	4,466
Dena Co. Ltd.	300	6,538
FUJIFILM Holdings Corp.	1,300	23,470
Fujitsu Ltd.	5,000	19,846
Gree Inc.	300	4,775
Hamamatsu Photonics K.K.	200	7,052
Hirose Electric Co. Ltd.	100	9,616
Hitachi High-Technologies Corp.	200	5,037
Hitachi Ltd.	13,000	77,401
Hoya Corp.	1,200	26,827
IBIDEN Co. Ltd.	400	6,576
Itochu Techno-Solutions Corp.	100	5,186
Keyence Corp.	110	27,620
Konami Corp.	300	6,461
Konica Minolta Holdings Inc.	1,500	10,717
Kyocera Corp.	500	40,013
Murata Manufacturing Co. Ltd.	600	30,154
NEC Corp.[a]	10,000	13,444
Nexon Co. Ltd.[a]	300	6,227
Nintendo Co. Ltd.	300	33,611
Nippon Electric Glass Co. Ltd.	1,000	5,326
Nomura Research Institute Ltd.	300	6,250
NTT Data Corp.	3	9,142
Omron Corp.	600	12,092
Oracle Corp. Japan	100	4,501
Ricoh Co. Ltd.	2,000	13,854
Rohm Co. Ltd.	300	10,855
Seiko Epson Corp.	400	3,221
Shimadzu Corp.	1,000	8,220
Square Enix Holdings Co. Ltd.	200	3,106
Sumco Corp.[a]	300	2,308
TDK Corp.	400	15,365
Tokyo Electron Ltd.	500	23,527

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Toshiba Corp.	12,000	$40,256
Trend Micro Inc.	300	8,973
Yahoo! Japan Corp.	40	14,638
Yaskawa Electric Corp.	1,000	7,260
Yokogawa Electric Corp.	900	9,323

		683,539
NETHERLANDS — 3.15%
ASML Holding NV	1,344	78,159

		78,159
POLAND — 0.21%
Asseco Poland SA	383	5,226

		5,226
SOUTH KOREA — 16.64%
LG Display Co. Ltd. SP ADR[a]	4,221	45,122
Samsung Electronics Co. Ltd. SP GDR[c]	638	367,807

		412,929
SPAIN — 0.77%
Amadeus IT Holding SA Class A	882	19,101

		19,101
SWEDEN — 4.08%
Hexagon AB Class B	1,057	20,271
Telefonaktiebolaget LM Ericsson Class B	8,656	80,833

		101,104
TAIWAN — 18.87%
Advanced Semiconductor Engineering Inc. SP ADR	13,416	51,115
AU Optronics Corp. SP ADR	6,950	20,780
Hon Hai Precision Industry Co. Ltd. SP GDR[a,b,c]	19,205	106,396
Siliconware Precision Industries Co. Ltd. SP ADR	7,255	39,395
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	14,927	208,530
United Microelectronics Corp. SP ADR	19,388	42,072

		468,288
UNITED KINGDOM — 2.13%
ARM Holdings PLC	4,240	36,637
Sage Group PLC (The)	3,625	16,329

		52,966

TOTAL COMMON STOCKS
(Cost: $2,507,510)		2,465,757

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	35,840	$35,840
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	2,454	2,454
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	6,869	6,869

		45,163

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,163)		45,163

TOTAL INVESTMENTS IN SECURITIES — 101.20%
(Cost: $2,552,673)		2,510,920
Other Assets, Less Liabilities — (1.20)%		(29,818)

NET ASSETS — 100.00%		$2,481,102

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.13%

AUSTRALIA — 13.09%
Alumina Ltd.	3,617	$2,588
Amcor Ltd.	2,236	17,742
BHP Billiton Ltd.	4,954	166,462
Boral Ltd.	1,258	4,448
Fortescue Metals Group Ltd.	1,875	8,149
Iluka Resources Ltd.	504	5,044
Incitec Pivot Ltd.	2,945	9,638
James Hardie Industries SE	831	7,320
Lynas Corp. Ltd.[a]	2,650	2,245
Newcrest Mining Ltd.	1,245	30,789
Orica Ltd.	648	16,973
OZ Minerals Ltd.	435	3,461
Rio Tinto Ltd.	703	39,358
Sims Metal Management Ltd.	233	2,035

		316,252
AUSTRIA — 0.25%
voestalpine AG	218	5,947

		5,947
BELGIUM — 0.81%
Solvay SA	111	11,562
Umicore SA	183	8,125

		19,687
BRAZIL — 1.66%
Companhia Siderurgica Nacional SA SP ADR	1,550	8,029
Fibria Celulose SA SP ADR[a]	1,063	8,175
Vale SA SP ADR	1,328	23,970

		40,174
CANADA — 13.55%
Agnico-Eagle Mines Ltd.	253	11,109
Agrium Inc.	259	24,649
Barrick Gold Corp.	1,613	53,123
Centerra Gold Inc.	246	1,770
Eldorado Gold Corp.	1,019	11,031
First Quantum Minerals Ltd.	620	11,264
Franco-Nevada Corp.	191	9,326
Goldcorp Inc.	1,203	43,449
IAMGOLD Corp.	609	6,805
Inmet Mining Corp.	62	2,467
Ivanhoe Mines Ltd.[a,b]	557	4,696

Security	Shares	Value

Kinross Gold Corp.	1,698	$14,197
New Gold Inc.[a]	650	6,621
Osisko Mining Corp.[a]	508	4,344
Pan American Silver Corp.	142	2,126
Potash Corp. of Saskatchewan Inc.	1,452	64,321
Silver Wheaton Corp.	546	15,057
Teck Resources Ltd. Class B	865	24,277
Yamana Gold Inc.	1,124	16,675

		327,307
CHILE — 1.13%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	457	27,388

		27,388
CHINA — 2.79%
Aluminum Corp. of China Ltd. Class Ha,b	8,000	3,302
Angang Steel Co. Ltd. Class Ha	4,000	2,063
Anhui Conch Cement Co. Ltd. Class H	3,000	7,912
BBMG Corp. Class H	3,000	1,873
China BlueChemical Ltd. Class H	8,000	5,262
China National Building Material Co. Ltd. Class H	6,000	5,873
China Resources Cement Holdings Ltd.	4,000	2,110
China Shanshui Cement Group Ltd.	4,000	2,275
China Zhongwang Holdings Ltd.[a]	5,600	2,044
Dongyue Group Ltd.[b]	2,000	1,058
Fosun International Ltd.	5,000	2,405
Jiangxi Copper Co. Ltd. Class H	4,000	8,832
Lee & Man Paper Manufacturing Ltd.	8,000	3,281
Nine Dragons Paper (Holdings) Ltd.	7,000	3,295
Shougang Fushan Resources Group Ltd.	6,000	1,633
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,000	2,683
Yingde Gases Group Co. Ltd.	4,500	3,854
Zhaojin Mining Industry Co. Ltd. Class H	3,500	4,401
Zijin Mining Group Co. Ltd. Class H	10,000	3,211

		67,367
DENMARK — 0.48%
Novozymes A/S Class B	470	11,614

		11,614
FINLAND — 0.47%
Stora Enso OYJ Class R	549	3,144

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

UPM-Kymmene OYJ	758	$8,140

		11,284
FRANCE — 4.44%
ArcelorMittal	1,241	19,968
Arkema SA	86	6,340
Imerys SA	72	3,642
L’Air Liquide SA	551	61,738
Lafarge SA	336	15,488

		107,176
GERMANY — 8.45%
BASF SE	1,481	108,487
HeidelbergCement AG	236	11,004
K+S AG Registered	268	13,273
Lanxess AG	119	8,280
Linde AG	322	48,004
Salzgitter AG	68	2,484
ThyssenKrupp AG	569	10,490
Wacker Chemie AGb	34	2,219

		204,241
INDIA — 0.90%
Sterlite Industries (India) Ltd. SP ADR	2,819	21,650

		21,650
INDONESIA — 0.81%
PT Indocement Tunggal Prakarsa Tbk	4,000	9,086
PT Semen Gresik (Persero) Tbk	6,500	8,893
PT Vale Indonesia Tbk	6,500	1,666

		19,645
IRELAND — 0.81%
CRH PLC	1,060	19,510

		19,510
ISRAEL — 0.61%
Israel Chemicals Ltd.	961	11,369
Israel Corp. Ltd. (The)	6	3,432

		14,801
JAPAN — 9.28%
Asahi Kasei Corp.	2,000	10,704
Denki Kagaku Kogyo K.K.	1,000	3,329
Hitachi Chemical Co. Ltd.	200	3,070
JFE Holdings Inc.	700	9,312
JSR Corp.	300	5,339
Kaneka Corp.	1,000	5,186

Security	Shares	Value

Kansai Paint Co. Ltd.	1,000	$10,512
Kobe Steel Ltd.	4,000	3,790
Kuraray Co. Ltd.	700	8,264
Maruichi Steel Tube Ltd.	100	1,959
Mitsubishi Chemical Holdings Corp.	2,500	10,659
Mitsubishi Gas Chemical Co. Inc.	1,000	5,800
Mitsubishi Materials Corp.	2,000	5,583
Mitsui Chemicals Inc.	2,000	4,533
Nippon Paper Group Inc.[b]	300	3,822
Nippon Steel Corp.	7,000	14,161
Nisshin Steel Co. Ltd.	1,000	1,114
Nitto Denko Corp.	300	13,041
Oji Paper Co. Ltd.	1,000	3,355
Shin-Etsu Chemical Co. Ltd.	700	35,672
Showa Denko K.K.	3,000	5,455
Sumitomo Chemical Co. Ltd.	3,000	8,412
Sumitomo Metal Industries Ltd.	5,000	7,426
Sumitomo Metal Mining Co. Ltd.	1,000	10,807
Taiheiyo Cement Corp.	1,000	2,215
Teijin Ltd.	2,000	5,916
Toray Industries Inc.	2,000	12,625
Tosoh Corp.	1,000	2,484
Toyo Seikan Kaisha Ltd.	200	2,376
Ube Industries Ltd.	2,000	4,405
Yamato Kogyo Co. Ltd.	100	2,849

		224,175
MEXICO — 2.38%
Cemex SAB de CV CPO[a]	19,700	13,767
Grupo Mexico SAB de CV Series B	7,337	20,598
Industrias Penoles SAB de CV	230	9,492
Mexichem SAB de CV	2,437	11,568
Minera Frisco SAB de CV Series A1[a]	500	1,991

		57,416
NETHERLANDS — 1.58%
Akzo Nobel NV	396	21,412
Koninklijke DSM NV	339	16,713

		38,125
NEW ZEALAND — 0.47%
Fletcher Building Ltd.	2,294	11,379

		11,379

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

NORWAY — 0.95%
Norsk Hydro ASA	1,494	$6,110
Yara International ASA	357	16,957

		23,067
PERU — 0.97%
Compania de Minas Buenaventura SA SP ADR	346	12,601
Southern Copper Corp.	334	10,782

		23,383
POLAND — 0.30%
KGHM Polska Miedz SA	192	7,299

		7,299
RUSSIA — 1.80%
Mechel OAO SP ADR	1,098	7,115
MMC Norilsk Nickel OJSC SP ADR[a]	649	10,027
Novolipetsk Steel OJSC SP GDR[c]	411	6,843
Severstal OAO SP GDR[c]	442	4,950
Uralkali OJSC SP GDR[c]	351	14,630

		43,565
SOUTH AFRICA — 3.39%
African Rainbow Minerals Ltd.	141	2,673
Anglo American Platinum Ltd.	98	5,070
AngloGold Ashanti Ltd.	628	21,626
ArcelorMittal South Africa Ltd.	208	1,132
Gold Fields Ltd.	1,160	15,128
Harmony Gold Mining Co. Ltd.	614	6,176
Impala Platinum Holdings Ltd.	814	12,881
Kumba Iron Ore Ltd.	140	8,778
Northam Platinum Ltd.	814	2,543
Pretoria Portland Cement Co. Ltd.	791	2,492
Sappi Ltd.[a]	1,165	3,524

		82,023
SOUTH KOREA — 1.97%
POSCO SP ADR	598	47,559

		47,559
SPAIN — 0.14%
Acerinox SA	336	3,357

		3,357
SWEDEN — 1.32%
Boliden AB	512	7,828
Holmen AB Class B	145	3,902
SSAB AB Class A	347	2,862

Security	Shares	Value

Svenska Cellulosa AB Class B	1,013	$17,279

		31,871
SWITZERLAND — 4.22%
Givaudan SA Registered[a]	16	15,591
Holcim Ltd. Registered[a]	408	24,134
Sika AG Bearer	4	7,483
Syngenta AG Registered	160	54,736

		101,944
THAILAND — 1.16%
Indorama Ventures PCL NVDR	6,000	5,672
PTT Global Chemical PCL NVDR	4,717	8,881
Siam Cement PCL NVDR	1,300	13,549

		28,102
TURKEY — 0.33%
Eregli Demir ve Celik Fabrikalari TAS	4,511	4,962
Koza Altin Isletmeleri AS	149	2,953

		7,915
UNITED KINGDOM — 15.62%
Anglo American PLC	2,067	61,533
Antofagasta PLC	576	9,674
BHP Billiton PLC	3,348	98,041
Croda International PLC	152	5,597
Eurasian Natural Resources Corp.	100	616
Evraz PLC	408	1,518
Fresnillo PLC	248	5,657
Glencore International PLC[b]	2,153	10,800
Johnson Matthey PLC	365	12,467
Kazakhmys PLC	273	3,016
Lonmin PLC	237	2,592
Randgold Resources Ltd.	136	12,359
Rexam PLC	1,408	9,585
Rio Tinto PLC	2,135	98,564
Vedanta Resources PLC	175	2,676
Xstrata PLC	3,215	42,721

		377,416

TOTAL COMMON STOCKS (Cost: $2,465,502)		2,322,639

PREFERRED STOCKS — 3.55%

BRAZIL — 3.55%
Bradespar SA	120	1,775

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Braskem SA Class A SP ADR	370	$4,495
Gerdau SA SP ADR	1,884	17,144
Vale SA Class A SP ADR	3,524	62,481

		85,895

TOTAL PREFERRED STOCKS (Cost: $110,587)		85,895

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	11,079	11,079
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	759	759
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	710	710

		12,548

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,548)		12,548

TOTAL INVESTMENTS IN SECURITIES — 100.20% (Cost: $2,588,637)		2,421,082
Other Assets, Less Liabilities — (0.20)%		(4,844)

NET ASSETS — 100.00%		$2,416,238

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.86%

AUSTRALIA — 2.11%
Telstra Corp. Ltd.	13,099	$55,139

		55,139
AUSTRIA — 0.33%
Telekom Austria AG	953	8,685

		8,685
BELGIUM — 0.85%
Belgacom SA	445	12,829
Mobistar SA	61	1,884
Telenet Group Holding NV	172	7,594

		22,307
BRAZIL — 0.52%
Oi SA SP ADR	527	2,962
TIM Participacoes SA SP ADR	503	10,638

		13,600
CANADA — 4.98%
BCE Inc.	830	35,343
Bell Aliant Inc.	289	7,194
Rogers Communications Inc. Class B	1,185	46,476
TELUS Corp.	200	12,495
TELUS Corp. NVS	464	28,475

		129,983
CHINA — 10.14%
China Communications Services Corp. Ltd. Class H	12,400	6,365
China Mobile Ltd.	18,000	211,139
China Telecom Corp. Ltd. Class H	46,000	23,968
China Unicom (Hong Kong) Ltd.	16,000	23,607

		265,079
CZECH REPUBLIC — 0.27%
Telefonica O2 Czech Republic AS	374	7,066

		7,066
DENMARK — 0.38%
TDC A/S	1,462	9,940

		9,940
EGYPT — 0.28%
Orascom Telecom Holding SAE SP GDR[a,b]	2,798	7,241

		7,241

Security	Shares	Value

FINLAND — 0.36%
Elisa OYJ	449	$9,351

		9,351
FRANCE — 6.01%
France Telecom SA	5,458	73,200
Iliad SA	82	11,316
Vivendi SA	3,808	72,504

		157,020
GERMANY — 3.64%
Deutsche Telekom AG Registered	8,406	95,004

		95,004
HONG KONG — 0.27%
PCCW Ltd.	18,000	7,081

		7,081
HUNGARY — 0.08%
Magyar Telekom Telecommunications PLC	1,087	2,023

		2,023
INDONESIA — 1.53%
PT Indosat Tbk	6,500	3,331
PT Telekomunikasi Indonesia (Persero) Tbk	34,500	33,169
PT XL Axiata Tbk	5,500	3,574

		40,074
ISRAEL — 0.26%
Bezeq The Israel Telecommunication Corp. Ltd.	6,761	6,820

		6,820
ITALY — 1.35%
Telecom Italia SpA	27,083	22,180
Telecom Italia SpA RNC	18,666	13,069

		35,249
JAPAN — 11.35%
KDDI Corp.	8	55,416
Nippon Telegraph and Telephone Corp.	1,300	60,506
NTT DOCOMO Inc.	48	80,697
SoftBank Corp.	2,600	100,038

		296,657
MEXICO — 5.99%
America Movil SAB de CV Series L	116,900	156,524

		156,524

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

MOROCCO — 0.32%
Maroc Telecom	710	$8,394

		8,394
NETHERLANDS — 1.30%
Koninklijke KPN NV	4,142	34,029

		34,029
NEW ZEALAND — 0.53%
Telecom Corp. of New Zealand Ltd.	6,463	13,957

		13,957
NORWAY — 1.43%
Telenor ASA	2,205	37,464

		37,464
PHILIPPINES — 0.70%
Globe Telecom Inc.	200	5,495
Philippine Long Distance Telephone Co.	195	12,771

		18,266
POLAND — 0.40%
Telekomunikacja Polska SA	2,194	10,368

		10,368
PORTUGAL — 0.36%
Portugal Telecom SGPS SA Registered	2,218	9,424

		9,424
RUSSIA — 1.95%
Mobile TeleSystems OJSC SP ADR	1,604	30,396
Rostelecom OJSC SP ADR	600	12,570
Sistema JSFC SP GDR[b]	390	8,088

		51,054
SINGAPORE — 3.34%
Singapore Telecommunications Ltd.	26,000	74,808
StarHub Ltd.	4,000	12,345

		87,153
SOUTH AFRICA — 4.09%
MTN Group Ltd.	5,077	92,071
Vodacom Group Ltd.	1,255	14,666

		106,737
SOUTH KOREA — 0.40%
KT Corp. SP ADR	317	4,517
SK Telecom Co. Ltd. SP ADR	432	5,992

		10,509

Security	Shares	Value

SPAIN — 5.32%
Telefonica SA	12,226	$138,930

		138,930
SWEDEN — 2.87%
Millicom International Cellular SA SDR	187	16,967
Tele2 AB Class B	931	15,455
TeliaSonera AB	6,396	42,441

		74,863
SWITZERLAND — 1.20%
Swisscom AG Registered	78	31,298

		31,298
TAIWAN — 1.73%
Chunghwa Telecom Co. Ltd. SP ADR	1,524	45,217

		45,217
THAILAND — 0.80%
Advanced Information Service PCL NVDR	3,300	20,972

		20,972
TURKEY — 0.81%
Turk Telekomunikasyon AS	1,879	7,280
Turkcell Iletisim Hizmetleri ASa	2,483	13,932

		21,212
UNITED KINGDOM — 19.61%
BT Group PLC	22,987	78,263
Inmarsat PLC	1,248	9,613
Vodafone Group PLC	148,388	424,534

		512,410

TOTAL COMMON STOCKS (Cost: $2,459,792)		2,557,100

PREFERRED STOCKS — 1.26%

BRAZIL — 1.26%
Oi SA SP ADR	814	12,088
Telefonica Brasil SA SP ADR	900	21,015

		33,103

TOTAL PREFERRED STOCKS (Cost: $30,493)		33,103

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	203	$203

		203

TOTAL SHORT-TERM INVESTMENTS (Cost: $203)		203

TOTAL INVESTMENTS IN SECURITIES — 99.13% (Cost: $2,490,488)		2,590,406
Other Assets, Less Liabilities — 0.87%		22,694

NET ASSETS — 100.00%		$2,613,100

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 95.52%

AUSTRALIA — 3.06%
AGL Energy Ltd.	6,573	$108,599
APA Group	7,695	39,679
SP AusNet	28,059	31,152

		179,430
AUSTRIA — 0.32%
Verbund AG	981	18,817

		18,817
BRAZIL — 2.85%
Centrais Eletricas Brasileiras SA SP ADR	3,849	26,289
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	942	79,505
CPFL Energia SA SP ADR	2,667	61,714

		167,508
CANADA — 3.16%
Canadian Utilities Ltd. Class A	783	54,684
Fortis Inc.	2,547	85,230
TransAlta Corp.	2,922	45,625

		185,539
CHILE — 2.97%
Empresa Nacional de Electricidad SA SP ADR	1,995	99,730
Enersis SA SP ADR	4,527	74,922

		174,652
CHINA — 4.04%
China Gas Holdings Ltd.	42,000	22,209
China Longyuan Power Group Corp. Ltd. Class H	30,000	19,346
China Resources Gas Group Ltd.	12,000	23,215
China Resources Power Holdings Co. Ltd.	24,000	50,639
Datang International Power Generation Co. Ltd. Class H	54,000	19,082
ENN Energy Holdings Ltd.[a]	12,000	46,043
Guangdong Investment Ltd.	36,000	26,001
Huaneng Power International Inc. Class H	42,000	30,605

		237,140
CZECH REPUBLIC — 1.17%
CEZ AS	2,043	68,762

		68,762

Security	Shares	Value

FINLAND — 1.39%
Fortum OYJ	4,878	$81,822

		81,822
FRANCE — 7.65%
Electricite de France SA	2,694	55,971
GDF Suez	13,818	309,464
Suez Environnement SA	3,441	37,873
Veolia Environnement	4,035	45,594

		448,902
GERMANY — 11.09%
E.ON AG	20,181	431,215
RWE AG	5,589	220,260

		651,475
HONG KONG — 8.64%
Cheung Kong Infrastructure Holdings Ltd.	6,000	36,486
CLP Holdings Ltd.	22,500	194,424
Hong Kong and China Gas Co. Ltd. (The)	63,360	146,763
Power Assets Holdings Ltd.	16,500	129,810

		507,483
INDIA — 1.19%
GAIL (India) Ltd. SP GDR[b]	1,827	69,737

		69,737
INDONESIA — 1.14%
PT Perusahaan Gas Negara (Persero) Tbk	166,500	66,846

		66,846
ITALY — 6.11%
Enel Green Power SpA	19,464	27,926
Enel SpA	73,470	210,461
Snam SpA	17,967	72,356
Terna SpA	14,370	48,031

		358,774
JAPAN — 10.80%
Chubu Electric Power Co. Inc.	7,200	77,163
Chugoku Electric Power Co. Inc. (The)	3,300	42,253
Electric Power Development Co. Ltd.	1,200	28,348
Hokkaido Electric Power Co. Inc.	2,100	19,387
Hokuriku Electric Power Co.	2,100	21,484
Kansai Electric Power Co. Inc. (The)	8,400	63,242
Kyushu Electric Power Co. Inc.	5,100	40,029
Osaka Gas Co. Ltd.	21,000	86,312
Shikoku Electric Power Co. Inc.	2,100	32,455

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

Toho Gas Co. Ltd.	4,000	$24,123
Tohoku Electric Power Co. Inc.[c]	5,100	33,042
Tokyo Electric Power Co. Inc.[c]	15,900	26,670
Tokyo Gas Co. Ltd.	27,000	139,667

		634,175
NEW ZEALAND — 0.43%
Contact Energy Ltd.[c]	6,189	25,173

		25,173
PHILIPPINES — 1.20%
Aboitiz Power Corp.	23,700	19,615
Energy Development Corp.	147,000	21,375
Manila Electric Co.	4,620	29,350

		70,340
POLAND — 1.38%
ENEA SA	2,424	11,332
Polska Grupa Energetyczna SA	8,580	47,884
Tauron Polska Energia SA	15,939	21,999

		81,215
PORTUGAL — 0.91%
Energias de Portugal SA	23,283	53,162

		53,162
RUSSIA — 1.06%
RusHydro OJSC SP ADR	25,383	62,188

		62,188
SOUTH KOREA — 1.10%
Korea Electric Power Corp. SP ADR[c]	5,841	64,543

		64,543
SPAIN — 5.26%
Acciona SA	345	15,079
Enagas SA	2,067	35,893
Gas Natural SDG SA	3,810	47,039
Iberdrola SA	44,634	162,159
Red Electrica Corporacion SA	1,230	48,815

		308,985
THAILAND — 0.40%
Glow Energy PCL NVDR	12,300	23,744

		23,744
UNITED KINGDOM — 18.20%
Centrica PLC	57,690	286,532
National Grid PLC	39,180	406,690
Severn Trent PLC	2,748	74,271

Security	Shares	Value

SSE PLC	10,473	$215,451
United Utilities Group PLC	8,028	85,910

		1,068,854

TOTAL COMMON STOCKS (Cost: $6,471,808)		5,609,266

PREFERRED STOCKS — 3.72%

BRAZIL — 3.47%
Centrais Eletricas Brasileiras SA Class B SP ADR	3,585	34,595
Companhia Energetica de Minas Gerais SP ADR	6,348	120,676
Companhia Paranaense de Energia Class B SP ADR	2,400	48,624

		203,895
GERMANY — 0.25%
RWE AG NVS	402	14,283

		14,283

TOTAL PREFERRED STOCKS (Cost: $223,495)		218,178

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	30,324	30,324
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	2,076	2,076
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	1,046	1,046

		33,446

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,446)		33,446

TOTAL INVESTMENTS IN SECURITIES — 99.81% (Cost: $6,728,749)		5,860,890
Other Assets, Less Liabilities — 0.19%		11,262

NET ASSETS — 100.00%		$5,872,152

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

July 31, 2012

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2012

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	iShares MSCI ACWI ex US Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,828,565	$2,662,786	$5,113,152
Affiliated (Note 2)	36,450	12,240	78,150

Total cost of investments	$5,865,015	$2,675,026	$5,191,302

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,785,331	$3,298,799	$5,176,500
Affiliated (Note 2)	36,450	12,240	78,150

Total fair value of investments	5,821,781	3,311,039	5,254,650
Foreign currencies, at value[b]	9,863	4,679	9,470
Receivables:
Dividends and interest	9,790	8,798	14,688

Total Assets	5,841,434	3,324,516	5,278,808

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	35,781	9,900	77,140
Investment advisory fees (Note 2)	2,313	1,319	2,087

Total Liabilities	38,094	11,219	79,227

NET ASSETS	$5,803,340	$3,313,297	$5,199,581

Net assets consist of:
Paid-in capital	$5,980,688	$2,695,250	$5,186,662
Undistributed (distributions in excess of) net investment income	1,672	2,290	(84)
Accumulated net realized loss	(135,781)	(19,802)	(50,351)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(43,239)	635,559	63,354

NET ASSETS	$5,803,340	$3,313,297	$5,199,581

Shares outstanding[c]	100,000	50,000	100,000

Net asset value per share	$58.03	$66.27	$52.00

[a]	Securities on loan with values of $33,966, $9,411 and $72,314, respectively. See Note 5.
[b]	Cost of foreign currencies: $9,740, $4,697 and $9,463, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,332,464	$7,926,902	$2,451,955
Affiliated (Note 2)	12,291	48,719	24,771

Total cost of investments	$2,344,755	$7,975,621	$2,476,726

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,969,009	$9,107,827	$2,502,202
Affiliated (Note 2)	12,291	48,719	24,771

Total fair value of investments	1,981,300	9,156,546	2,526,973
Foreign currencies, at value[b]	3,418	17,181	4,242
Receivables:
Investment securities sold	—	56,720	—
Dividends and interest	3,518	30,809	3,501

Total Assets	1,988,236	9,261,256	2,534,716

LIABILITIES
Payables:
Investment securities purchased	—	60,111	—
Collateral for securities on loan (Note 5)	11,595	48,234	24,628
Investment advisory fees (Note 2)	785	3,604	1,003

Total Liabilities	12,380	111,949	25,631

NET ASSETS	$1,975,856	$9,149,307	$2,509,085

Net assets consist of:
Paid-in capital	$2,406,555	$8,019,125	$2,551,119
Undistributed (distributions in excess of) net investment income	(7,843)	(9,357)	1,108
Accumulated net realized loss	(59,471)	(39,418)	(93,363)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(363,385)	1,178,957	50,221

NET ASSETS	$1,975,856	$9,149,307	$2,509,085

Shares outstanding[c]	100,000	150,000	50,000

Net asset value per share	$19.76	$61.00	$50.18

[a]	Securities on loan with values of $11,221, $47,423 and $22,893, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,410, $17,107 and $4,222, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,507,510	$2,576,089	$2,490,285
Affiliated (Note 2)	45,163	12,548	203

Total cost of investments	$2,552,673	$2,588,637	$2,490,488

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,465,757	$2,408,534	$2,590,203
Affiliated (Note 2)	45,163	12,548	203

Total fair value of investments	2,510,920	2,421,082	2,590,406
Foreign currencies, at value[b]	3,704	4,227	2,728
Receivables:
Dividends and interest	5,756	3,739	21,010

Total Assets	2,520,380	2,429,048	2,614,144

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	38,294	11,838	—
Investment advisory fees (Note 2)	984	972	1,044

Total Liabilities	39,278	12,810	1,044

NET ASSETS	$2,481,102	$2,416,238	$2,613,100

Net assets consist of:
Paid-in capital	$2,586,789	$2,649,224	$2,546,572
Undistributed (distributions in excess of) net investment income	9,264	(4,432)	1,858
Accumulated net realized loss	(73,273)	(60,944)	(35,345)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(41,678)	(167,610)	100,015

NET ASSETS	$2,481,102	$2,416,238	$2,613,100

Shares outstanding[c]	50,000	50,000	50,000

Net asset value per share	$49.62	$48.32	$52.26

[a]	Securities on loan with values of $34,885, $12,055 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,671, $4,237 and $2,718, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2012

iShares MSCI ACWI ex US Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,695,303
Affiliated (Note 2)	33,446

Total cost of investments	$6,728,749

Investments in securities, at fair value (including securities on loana)(Note 1):
Unaffiliated	$5,827,444
Affiliated (Note 2)	33,446

Total fair value of investments	5,860,890
Foreign currencies, at value[b]	10,712
Receivables:
Dividends and interest	40,072

Total Assets	5,911,674

LIABILITIES
Payables:
Investment securities purchased	4,690
Collateral for securities on loan (Note 5)	32,400
Investment advisory fees (Note 2)	2,432

Total Liabilities	39,522

NET ASSETS	$5,872,152

Net assets consist of:
Paid-in capital	$6,797,823
Undistributed net investment income	28,443
Accumulated net realized loss	(86,329)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(867,785)

NET ASSETS	$5,872,152

Shares outstanding[c]	150,000

Net asset value per share	$39.15

[a]	Securities on loan with a value of $30,695. See Note 5.
[b]	Cost of foreign currencies: $10,675.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2012

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	iShares MSCI ACWI ex US Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$139,329	$90,284	$201,097
Interest — affiliated (Note 2)	2	1	3
Securities lending income — affiliated (Note 2)	1,061	306	237

	140,392	90,591	201,337
Less: Other foreign taxes (Note 1)	—	(29)	—

Total investment income	140,392	90,562	201,337

EXPENSES
Investment advisory fees (Note 2)	28,029	15,035	26,531

Total expenses	28,029	15,035	26,531

Net investment income	112,363	75,527	174,806

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(115,642)	(16,343)	(24,532)
Foreign currency transactions	(1,718)	(1,111)	(3,079)

Net realized loss	(117,360)	(17,454)	(27,611)

Net change in unrealized appreciation/depreciation on:
Investments	(757,505)	94,107	(1,098,278)
Translation of assets and liabilities in foreign currencies	(408)	(991)	(145)

Net change in unrealized appreciation/depreciation	(757,913)	93,116	(1,098,423)

Net realized and unrealized gain (loss)	(875,273)	75,662	(1,126,034)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(762,910)	$151,189	$(951,228)

[a]	Net of foreign withholding tax of $14,112, $7,034 and $21,809, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$80,147	$254,459	$87,280
Interest — affiliated (Note 2)	1	3	1
Securities lending income — affiliated (Note 2)	374	403	782

	80,522	254,865	88,063
Less: Other foreign taxes (Note 1)	(4)	—	—

Total investment income	80,518	254,865	88,063

EXPENSES
Investment advisory fees (Note 2)	9,562	35,680	14,548

Total expenses	9,562	35,680	14,548

Net investment income	70,956	219,185	73,515

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,097)	(14,918)	(65,220)
In-kind redemptions — unaffiliated	—	—	(280,955)
Foreign currency transactions	(686)	(2,236)	(811)

Net realized loss	(35,783)	(17,154)	(346,986)

Net change in unrealized appreciation/depreciation on:
Investments	(350,748)	619,716	(954,492)
Translation of assets and liabilities in foreign currencies	(234)	(4,064)	(322)

Net change in unrealized appreciation/depreciation	(350,982)	615,652	(954,814)

Net realized and unrealized gain (loss)	(386,765)	598,498	(1,301,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(315,809)	$817,683	$(1,228,285)

[a]	Net of foreign withholding tax of $5,574, $28,358 and $8,148, respectively.

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$44,190	$100,188	$154,823
Interest — affiliated (Note 2)	1	2	2
Securities lending income — affiliated (Note 2)	1,425	610	79

	45,616	100,800	154,904
Less: Other foreign taxes (Note 1)	(1,227)	—	—

Total investment income	44,389	100,800	154,904

EXPENSES
Investment advisory fees (Note 2)	12,260	18,085	12,700

Total expenses	12,260	18,085	12,700

Net investment income	32,129	82,715	142,204

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(68,986)	(43,279)	(32,731)
In-kind redemptions — unaffiliated	—	(37,109)	—
Foreign currency transactions	(59)	(2,419)	(1,029)

Net realized loss	(69,045)	(82,807)	(33,760)

Net change in unrealized appreciation/depreciation on:
Investments	(188,234)	(1,677,239)	(327,493)
Translation of assets and liabilities in foreign currencies	(305)	(73)	(4)

Net change in unrealized appreciation/depreciation	(188,539)	(1,677,312)	(327,497)

Net realized and unrealized loss	(257,584)	(1,760,119)	(361,257)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(225,455)	$(1,677,404)	$(219,053)

[a]	Net of foreign withholding tax of $5,590, $7,681 and $13,852, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2012

iShares MSCI ACWI ex US Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$217,834
Interest — affiliated (Note 2)	2
Securities lending income — affiliated (Note 2)	91

Total investment income	217,927

EXPENSES
Investment advisory fees (Note 2)	17,174

Total expenses	17,174

Net investment income	200,753

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(65,953)
Foreign currency transactions	(3,435)

Net realized loss	(69,388)

Net change in unrealized appreciation/depreciation on:
Investments	(870,401)
Translation of assets and liabilities in foreign currencies	46

Net change in unrealized appreciation/depreciation	(870,355)

Net realized and unrealized loss	(939,743)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(738,990)

[a]	Net of foreign withholding tax of $22,429.

See notes to financial statements.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund		iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$112,363	$106,176	$75,527	$87,147
Net realized gain (loss)	(117,360)	662,862	(17,454)	284,997
Net change in unrealized appreciation/depreciation	(757,913)	569,640	93,116	513,835

Net increase (decrease) in net assets resulting from operations	(762,910)	1,338,678	151,189	885,979

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(115,431)	(104,978)	(78,009)	(83,847)

Total distributions to shareholders	(115,431)	(104,978)	(78,009)	(83,847)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	3,278,958	—	—
Cost of shares redeemed	—	(3,308,843)	—	(3,010,672)

Net increase (decrease) in net assets from capital share transactions	—	(29,885)	—	(3,010,672)

INCREASE (DECREASE) IN NET ASSETS	(878,341)	1,203,815	73,180	(2,208,540)

NET ASSETS
Beginning of year	6,681,681	5,477,866	3,240,117	5,448,657

End of year	$5,803,340	$6,681,681	$3,313,297	$3,240,117

Undistributed net investment income included in net assets at end of year	$1,672	$6,458	$2,290	$5,883

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	—	—
Shares redeemed	—	(50,000)	—	(50,000)

Net increase (decrease) in shares outstanding	—	—	—	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Energy Sector Index Fund		iShares MSCI ACWI ex US Financials Sector Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$174,806	$142,882	$70,956	$68,938
Net realized loss	(27,611)	(24,970)	(35,783)	(11,695)
Net change in unrealized appreciation/depreciation	(1,098,423)	1,106,069	(350,982)	72,410

Net increase (decrease) in net assets resulting from operations	(951,228)	1,223,981	(315,809)	129,653

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(174,830)	(140,541)	(78,017)	(73,917)

Total distributions to shareholders	(174,830)	(140,541)	(78,017)	(73,917)

INCREASE (DECREASE) IN NET ASSETS	(1,126,058)	1,083,440	(393,826)	55,736

NET ASSETS
Beginning of year	6,325,639	5,242,199	2,369,682	2,313,946

End of year	$5,199,581	$6,325,639	$1,975,856	$2,369,682

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(84)	$3,019	$(7,843)	$(265)

See notes to financial statements.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Health Care Sector Index Fund		iShares MSCI ACWI ex US Industrials Sector Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$219,185	$126,662	$73,515	$128,054
Net realized gain (loss)	(17,154)	438,127	(346,986)	(20,095)
Net change in unrealized appreciation/depreciation	615,652	675,554	(954,814)	886,704

Net increase (decrease) in net assets resulting from operations	817,683	1,240,343	(1,228,285)	994,663

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(226,608)	(133,824)	(81,199)	(126,259)

Total distributions to shareholders	(226,608)	(133,824)	(81,199)	(126,259)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,510,255	—	—	—
Cost of shares redeemed	—	(3,015,907)	(2,242,415)	—

Net increase (decrease) in net assets from capital share transactions	5,510,255	(3,015,907)	(2,242,415)	—

INCREASE (DECREASE) IN NET ASSETS	6,101,330	(1,909,388)	(3,551,899)	868,404

NET ASSETS
Beginning of year	3,047,977	4,957,365	6,060,984	5,192,580

End of year	$9,149,307	$3,047,977	$2,509,085	$6,060,984

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(9,357)	$302	$1,108	$9,364

SHARES ISSUED AND REDEEMED
Shares sold	100,000	—	—	—
Shares redeemed	—	(50,000)	(50,000)	—

Net increase (decrease) in shares outstanding	100,000	(50,000)	(50,000)	—

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Information Technology Sector Index Fund		iShares MSCI ACWI ex US Materials Sector Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,129	$78,539	$82,715	$90,325
Net realized gain (loss)	(69,045)	187,734	(82,807)	(15,813)
Net change in unrealized appreciation/depreciation	(188,539)	63,904	(1,677,312)	1,291,523

Net increase (decrease) in net assets resulting from operations	(225,455)	330,177	(1,677,404)	1,366,035

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,338)	(49,724)	(86,487)	(94,061)
Return of capital	—	—	(160)	—

Total distributions to shareholders	(52,338)	(49,724)	(86,647)	(94,061)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	—	(2,778,844)	(2,516,902)	—

Net increase (decrease) in net assets from capital share transactions	—	(2,778,844)	(2,516,902)	—

INCREASE (DECREASE) IN NET ASSETS	(277,793)	(2,498,391)	(4,280,953)	1,271,974

NET ASSETS
Beginning of year	2,758,895	5,257,286	6,697,191	5,425,217

End of year	$2,481,102	$2,758,895	$2,416,238	$6,697,191

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$9,264	$29,532	$(4,432)	$(2,483)

SHARES REDEEMED
Shares redeemed	—	(50,000)	(50,000)	—

Net increase (decrease) in shares outstanding	—	(50,000)	(50,000)	—

See notes to financial statements.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund		iShares MSCI ACWI ex US Utilities Sector Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$142,204	$204,105	$200,753	$210,341
Net realized gain (loss)	(33,760)	504,567	(69,388)	62,880
Net change in unrealized appreciation/depreciation	(327,497)	247,260	(870,355)	(105,000)

Net increase (decrease) in net assets resulting from operations	(219,053)	955,932	(738,990)	168,221

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(145,249)	(203,435)	(185,188)	(198,460)

Total distributions to shareholders	(145,249)	(203,435)	(185,188)	(198,460)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	4,312,617	—
Cost of shares redeemed	—	(3,090,126)	—	(2,653,120)

Net increase (decrease) in net assets from capital share transactions	—	(3,090,126)	4,312,617	(2,653,120)

INCREASE (DECREASE) IN NET ASSETS	(364,302)	(2,337,629)	3,388,439	(2,683,359)

NET ASSETS
Beginning of year	2,977,402	5,315,031	2,483,713	5,167,072

End of year	$2,613,100	$2,977,402	$5,872,152	$2,483,713

Undistributed net investment income included in net assets at end of year	$1,858	$5,932	$28,443	$16,313

SHARES ISSUED AND REDEEMED
Shares sold	—	—	100,000	—
Shares redeemed	—	(50,000)	—	(50,000)

Net increase (decrease) in shares outstanding	—	(50,000)	100,000	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	83

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$66.82	$54.78	$53.34

Income from investment operations:
Net investment income (loss)[b]	1.12	1.06	(0.01)
Net realized and unrealized gain (loss)[c]	(8.76)	12.03	1.45

Total from investment operations	(7.64)	13.09	1.44

Less distributions from:
Net investment income	(1.15)	(1.05)	—

Total distributions	(1.15)	(1.05)	—

Net asset value, end of period	$58.03	$66.82	$54.78

Total return	(11.35)%	23.96%	2.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,803	$6,682	$5,478
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	1.92%	1.67%	(0.32)%
Portfolio turnover rate[f]	8%	7%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$64.80	$54.49	$54.19

Income from investment operations:
Net investment income[b]	1.51	1.47	0.01
Net realized and unrealized gain[c]	1.52	10.52	0.29

Total from investment operations	3.03	11.99	0.30

Less distributions from:
Net investment income	(1.56)	(1.68)	—

Total distributions	(1.56)	(1.68)	—

Net asset value, end of period	$66.27	$64.80	$54.49

Total return	4.87%	22.15%	0.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,313	$3,240	$5,449
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.41%	2.44%	0.40%
Portfolio turnover rate[f]	5%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Energy Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$63.26	$52.42	$51.87

Income from investment operations:
Net investment income (loss)[b]	1.75	1.43	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(11.26)	10.82	0.55

Total from investment operations	(9.51)	12.25	0.55

Less distributions from:
Net investment income	(1.75)	(1.41)	—

Total distributions	(1.75)	(1.41)	—

Net asset value, end of period	$52.00	$63.26	$52.42

Total return	(15.00)%	23.47%	1.06%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,200	$6,326	$5,242
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	3.16%	2.33%	(0.17)%
Portfolio turnover rate[g]	6%	7%	0%[h]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Financials Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$23.70	$23.14	$24.07

Income from investment operations:
Net investment income[b]	0.71	0.69	0.38
Net realized and unrealized gain (loss)[c]	(3.87)	0.61	(0.95)

Total from investment operations	(3.16)	1.30	(0.57)

Less distributions from:
Net investment income	(0.78)	(0.74)	(0.36)

Total distributions	(0.78)	(0.74)	(0.36)

Net asset value, end of period	$19.76	$23.70	$23.14

Total return	(13.12)%	5.61%	(2.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,976	$2,370	$2,314
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.56%	2.82%	3.23%
Portfolio turnover rate[f]	5%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Health Care Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$60.96	$49.57	$50.67

Income from investment operations:
Net investment income[b]	1.69	1.47	0.06
Net realized and unrealized gain (loss)[c]	(0.14)	12.31	(1.16)

Total from investment operations	1.55	13.78	(1.10)

Less distributions from:
Net investment income	(1.51)	(2.39)	—

Total distributions	(1.51)	(2.39)	—

Net asset value, end of period	$61.00	$60.96	$49.57

Total return	2.72%	28.04%	(2.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,149	$3,048	$4,957
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.95%	2.62%	2.40%
Portfolio turnover rate[f]	10%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Industrials Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$60.61	$51.93	$50.75

Income from investment operations:
Net investment income (loss)[b]	1.25	1.28	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(10.06)	8.66	1.18

Total from investment operations	(8.81)	9.94	1.18

Less distributions from:
Net investment income	(1.62)	(1.26)	—

Total distributions	(1.62)	(1.26)	—

Net asset value, end of period	$50.18	$60.61	$51.93

Total return	(14.40)%	19.17%	2.32%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,509	$6,061	$5,193
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	2.43%	2.14%	(0.10)%
Portfolio turnover rate[g]	6%	9%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Information Technology Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$55.18	$52.57	$51.74

Income from investment operations:
Net investment income[b]	0.64	0.79	0.00 [c]
Net realized and unrealized gain (loss)[d]	(5.15)	2.32	0.83

Total from investment operations	(4.51)	3.11	0.83

Less distributions from:
Net investment income	(1.05)	(0.50)	—

Total distributions	(1.05)	(0.50)	—

Net asset value, end of period	$49.62	$55.18	$52.57

Total return	(8.12)%	5.88%	1.60%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,481	$2,759	$5,257
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	1.26%	1.38%	0.09%
Portfolio turnover rate[g]	4%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Materials Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$66.97	$54.25	$52.08

Income from investment operations:
Net investment income (loss)[b]	1.19	0.90	(0.01)
Net realized and unrealized gain (loss)[c]	(18.64)	12.76	2.18

Total from investment operations	(17.45)	13.66	2.17

Less distributions from:
Net investment income	(1.20)	(0.94)	—
Return of capital	(0.00)[d]	—	—

Total distributions	(1.20)	(0.94)	—

Net asset value, end of period	$48.32	$66.97	$54.25

Total return	(26.08)%	25.21%	4.17%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,416	$6,697	$5,425
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	2.20%	1.39%	(0.22)%
Portfolio turnover rate[g]	5%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Round to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$59.55	$53.15	$51.31

Income from investment operations:
Net investment income[b]	2.84	2.31	0.03
Net realized and unrealized gain (loss)[c]	(7.22)	7.28	1.81

Total from investment operations	(4.38)	9.59	1.84

Less distributions from:
Net investment income	(2.91)	(3.19)	—

Total distributions	(2.91)	(3.19)	—

Net asset value, end of period	$52.26	$59.55	$53.15

Total return	(7.11)%	18.30%	3.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,613	$2,977	$5,315
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	5.37%	3.96%	1.36%
Portfolio turnover rate[f]	11%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Utilities Sector Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$49.67	$51.67	$50.55

Income from investment operations:
Net investment income[b]	2.36	2.26	0.04
Net realized and unrealized gain (loss)[c]	(11.14)	(0.84)	1.08

Total from investment operations	(8.78)	1.42	1.12

Less distributions from:
Net investment income	(1.74)	(3.42)	—

Total distributions	(1.74)	(3.42)	—

Net asset value, end of period	$39.15	$49.67	$51.67

Total return	(17.75)%	2.65%	2.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,872	$2,484	$5,167
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	5.61%	4.19%	1.70%
Portfolio turnover rate[f]	9%	6%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI ACWI ex US Sector Index Fund	Diversification Classification
Consumer Discretionary	Non-diversified
Consumer Staples	Non-diversified
Energy	Non-diversified
Financials	Non-diversified
Health Care	Non-diversified

iShares MSCI ACWI ex US Sector Index Fund	Diversification Classification
Industrials	Non-diversified
Information Technology	Non-diversified
Materials	Non-diversified
Telecommunication Services	Non-diversified
Utilities	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI ACWI ex US Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Consumer Discretionary
Assets:
Common Stocks	$5,616,024	$—	$—		$5,616,024
Preferred Stocks	169,307	—	—		169,307
Short-Term Investments	36,450	—	—		36,450

	$5,821,781	$—	$—		$5,821,781

Consumer Staples
Assets:
Common Stocks	$3,184,036	$—	$—		$3,184,036
Preferred Stocks	114,763	—	—		114,763
Short-Term Investments	12,240	—	—		12,240

	$3,311,039	$—	$—		$3,311,039

Energy
Assets:
Common Stocks	$5,041,099	$—	$—		$5,041,099
Preferred Stocks	135,401	—	—		135,401
Short-Term Investments	78,150	—	—		78,150

	$5,254,650	$—	$—		$5,254,650

Financials
Assets:
Common Stocks	$1,924,449	$—	$0[a]		$1,924,449
Preferred Stocks	43,614	—	—		43,614
Rights	—	946	—		946
Short-Term Investments	12,291	—	—		12,291

	$1,980,354	$946	$0	[a]	$1,981,300

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Health Care
Assets:
Common Stocks	$9,107,827	$—	$—	$9,107,827
Short-Term Investments	48,719	—	—	48,719

	$9,156,546	$—	$—	$9,156,546

Industrials
Assets:
Common Stocks	$2,501,577	$145	$—	$2,501,722
Rights	—	480	—	480
Short-Term Investments	24,771	—	—	24,771

	$2,526,348	$625	$—	$2,526,973

Information Technology
Assets:
Common Stocks	$2,465,757	$—	$—	$2,465,757
Short-Term Investments	45,163	—	—	45,163

	$2,510,920	$—	$—	$2,510,920

Materials
Assets:
Common Stocks	$2,322,639	$—	$—	$2,322,639
Preferred Stocks	85,895	—	—	85,895
Short-Term Investments	12,548	—	—	12,548

	$2,421,082	$—	$—	$2,421,082

Telecommunication Services
Assets:
Common Stocks	$2,557,100	$—	$—	$2,557,100
Preferred Stocks	33,103	—	—	33,103
Short-Term Investments	203	—	—	203

	$2,590,406	$—	$—	$2,590,406

Utilities
Assets:
Common Stocks	$5,609,266	$—	$—	$5,609,266
Preferred Stocks	218,178	—	—	218,178
Short-Term Investments	33,446	—	—	33,446

	$5,860,890	$—	$—	$5,860,890

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of July 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended July 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI ACWI ex US Sector Index Fund	Securities Lending Agent Fees
Consumer Discretionary	$571
Consumer Staples	165
Energy	128
Financials	201
Health Care	217

iShares MSCI ACWI ex US Sector Index Fund	Securities Lending Agent Fees
Industrials	$421
Information Technology	767
Materials	329
Telecommunication Services	43
Utilities	49

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2012 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Purchases	Sales
Consumer Discretionary	$451,202	$456,206
Consumer Staples	153,947	162,512
Energy	307,999	321,854
Financials	101,274	106,403
Health Care	750,985	736,042
Industrials	199,017	216,317
Information Technology	97,026	113,375
Materials	191,986	200,297
Telecommunication Services	303,708	302,468
Utilities	372,108	345,749

In-kind transactions (see Note 4) for the year ended July 31, 2012 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	In-kind Purchases	In-kind Sales
Health Care	$5,457,730	$—
Industrials	—	2,228,079
Materials	—	2,511,350
Utilities	4,282,765	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012, attributable to passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI ACWI ex US Sector Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Consumer Discretionary	$—	$(1,718)	$1,718
Consumer Staples	—	(1,111)	1,111
Energy	—	(3,079)	3,079
Financials	—	(517)	517
Health Care	—	(2,236)	2,236
Industrials	(281,140)	(572)	281,712
Information Technology	—	(59)	59
Materials	(41,351)	1,823	39,528
Telecommunication Services	—	(1,029)	1,029
Utilities	—	(3,435)	3,435

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

iShares MSCI ACWI ex US Sector Index Fund	2012	2011
Consumer Discretionary
Ordinary income	$115,431	$104,978

Consumer Staples
Ordinary income	$78,009	$83,847

Energy
Ordinary income	$174,830	$140,541

Financials
Ordinary income	$78,017	$73,917

Health Care
Ordinary income	$226,608	$133,824

Industrials
Ordinary income	$81,199	$126,259

Information Technology
Ordinary income	$52,338	$49,724

Materials
Ordinary income	$86,487	$94,061
Return of capital	160	—

	$86,647	$94,061

Telecommunication Services
Ordinary income	$145,249	$203,435

Utilities
Ordinary income	$185,188	$198,460

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Consumer Discretionary	$1,672	$(37,125)	$(43,741)	$(98,154)	$(177,348)
Consumer Staples	2,290	(9,375)	634,475	(9,343)	618,047
Energy	3,296	(33,729)	55,070	(11,718)	12,919
Financials	8,067	(19,075)	(384,873)	(34,818)	(430,699)
Health Care	13,843	(19,676)	1,141,664	(5,649)	1,130,182
Industrials	1,545	(35,011)	49,702	(58,270)	(42,034)
Information Technology	9,264	(3,998)	(55,363)	(55,590)	(105,687)
Materials	—	(37,261)	(172,130)	(23,595)	(232,986)
Telecommunication Services	1,858	(10,315)	93,941	(18,956)	66,528
Utilities	28,443	(13,982)	(886,430)	(53,702)	(925,671)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

As of July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI ACWI ex US Sector Index Fund	Non- Expiring [a]	Expiring 2019	Total
Consumer Discretionary	$35,535	$1,590	$37,125
Consumer Staples	6,777	2,598	9,375
Energy	28,478	5,251	33,729
Financials	9,491	9,584	19,075
Health Care	16,574	3,102	19,676
Industrials	32,359	2,652	35,011
Information Technology	744	3,254	3,998
Materials	32,081	5,180	37,261
Telecommunication Services	8,776	1,539	10,315
Utilities	12,094	1,888	13,982

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$5,865,517	$574,138	$(617,874)	$(43,736)
Consumer Staples	2,676,110	732,420	(97,491)	634,929
Energy	5,199,586	562,407	(507,343)	55,064
Financials	2,366,243	156,397	(541,340)	(384,943)
Health Care	8,012,914	1,253,398	(109,766)	1,143,632
Industrials	2,477,245	305,386	(255,658)	49,728
Information Technology	2,566,358	444,532	(499,970)	(55,438)
Materials	2,593,157	207,539	(379,614)	(172,075)
Telecommunication Services	2,496,562	358,577	(264,733)	93,844
Utilities	6,747,394	249,322	(1,135,826)	(886,504)

Management has reviewed the tax positions as of July 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund, iShares MSCI ACWI ex US Consumer Staples Sector Index Fund, iShares MSCI ACWI ex US Energy Sector Index Fund, iShares MSCI ACWI ex US Financials Sector Index Fund, iShares MSCI ACWI ex US Health Care Sector Index Fund, iShares MSCI ACWI ex US Industrials Sector Index Fund, iShares MSCI ACWI ex US Information Technology Sector Index Fund, iShares MSCI ACWI ex US Materials Sector Index Fund, iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund and iShares MSCI ACWI ex US Utilities Sector Index Fund (the “Funds”), at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	105

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended July 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follow:

iShares MSCI ACWI ex US Sector Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Consumer Discretionary	$153,441	$14,112
Consumer Staples	97,318	7,063
Energy	222,863	21,809
Financials	85,667	5,578
Health Care	281,317	28,358
Industrials	95,428	8,148
Information Technology	49,780	6,817
Materials	107,869	7,681
Telecommunication Services	168,675	13,852
Utilities	240,057	22,429

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended July 31, 2012 qualified for the dividends-received deduction:

iShares MSCI ACWI ex US Sector Index Fund	Dividends- Received Deduction
Health Care	0.66%
Materials	1.29

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

iShares MSCI ACWI ex US Sector Index Fund	Qualified Dividend Income
Consumer Discretionary	$129,543
Consumer Staples	85,072
Energy	196,639
Financials	73,079
Health Care	254,966

iShares MSCI ACWI ex US Sector Index Fund	Qualified Dividend Income
Industrials	$83,174
Information Technology	48,247
Materials	94,168
Telecommunication Services	159,101
Utilities	207,617

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	107

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

108	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	109

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares MSCI ACWI ex US Sector Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Information Technology	$1.02675	$—	$0.02000	$1.04675	98%	—%	2%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

110	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.23%
Greater than 1.5% and Less than 2.0%	1	0.23
Greater than 1.0% and Less than 1.5%	2	0.45
Greater than 0.5% and Less than 1.0%	18	4.08
Between 0.5% and –0.5%	238	53.98
Less than –0.5% and Greater than –1.0%	86	19.50
Less than –1.0% and Greater than –1.5%	54	12.24
Less than –1.5% and Greater than –2.0%	21	4.76
Less than –2.0% and Greater than –2.5%	11	2.49
Less than –2.5% and Greater than –3.0%	6	1.36
Less than –3.0% and Greater than –3.5%	1	0.23
Less than –3.5% and Greater than –4.0%	2	0.45

	441	100.00%

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.23%
Greater than 2.0% and Less than 2.5%	1	0.23
Greater than 1.5% and Less than 2.0%	9	2.04
Greater than 1.0% and Less than 1.5%	25	5.67
Greater than 0.5% and Less than 1.0%	84	19.05
Between 0.5% and –0.5%	234	53.05
Less than –0.5% and Greater than –1.0%	60	13.61
Less than –1.0% and Greater than –1.5%	11	2.49
Less than –1.5% and Greater than –2.0%	11	2.49
Less than –2.0% and Greater than –2.5%	3	0.68
Less than –2.5% and Greater than –3.0%	1	0.23
Less than –3.0% and Greater than –3.5%	1	0.23

	441	100.00%

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Energy Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.45%
Greater than 1.0% and Less than 1.5%	12	2.72
Greater than 0.5% and Less than 1.0%	35	7.94
Between 0.5% and –0.5%	281	63.72
Less than –0.5% and Greater than –1.0%	74	16.78
Less than –1.0% and Greater than –1.5%	22	4.99
Less than –1.5% and Greater than –2.0%	9	2.04
Less than –2.0% and Greater than –2.5%	5	1.13
Less than –2.5% and Greater than –3.0%	1	0.23

	441	100.00%

iShares MSCI ACWI ex US Financials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.18%
Greater than 2.5% and Less than 3.0%	1	0.18
Greater than 2.0% and Less than 2.5%	2	0.35
Greater than 1.5% and Less than 2.0%	13	2.29
Greater than 1.0% and Less than 1.5%	34	5.99
Greater than 0.5% and Less than 1.0%	160	28.16
Between 0.5% and –0.5%	271	47.70
Less than –0.5% and Greater than –1.0%	52	9.15
Less than –1.0% and Greater than –1.5%	22	3.87
Less than –1.5% and Greater than –2.0%	8	1.41
Less than –2.0% and Greater than –2.5%	1	0.18
Less than –2.5% and Greater than –3.0%	1	0.18
Less than –3.0% and Greater than –3.5%	1	0.18
Less than –3.5%	1	0.18

	568	100.00%

112	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Health Care Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.23%
Greater than 1.5% and Less than 2.0%	5	1.13
Greater than 1.0% and Less than 1.5%	16	3.63
Greater than 0.5% and Less than 1.0%	39	8.84
Between 0.5% and –0.5%	276	62.59
Less than –0.5% and Greater than –1.0%	74	16.78
Less than –1.0% and Greater than –1.5%	19	4.31
Less than –1.5% and Greater than –2.0%	8	1.81
Less than –2.0% and Greater than –2.5%	3	0.68

	441	100.00%

iShares MSCI ACWI ex US Industrials Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	3	0.68%
Greater than 1.0% and Less than 1.5%	4	0.91
Greater than 0.5% and Less than 1.0%	26	5.90
Between 0.5% and –0.5%	232	52.60
Less than –0.5% and Greater than –1.0%	100	22.67
Less than –1.0% and Greater than –1.5%	43	9.75
Less than –1.5% and Greater than –2.0%	21	4.76
Less than –2.0% and Greater than –2.5%	7	1.59
Less than –2.5% and Greater than –3.0%	4	0.91
Less than –3.0% and Greater than –3.5%	1	0.23

	441	100.00%

SUPPLEMENTAL INFORMATION	113

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Information Technology Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.23%
Greater than 1.0% and Less than 1.5%	1	0.23
Greater than 0.5% and Less than 1.0%	16	3.63
Between 0.5% and –0.5%	251	56.91
Less than –0.5% and Greater than –1.0%	93	21.09
Less than –1.0% and Greater than –1.5%	43	9.75
Less than –1.5% and Greater than –2.0%	16	3.63
Less than –2.0% and Greater than –2.5%	15	3.40
Less than –2.5% and Greater than –3.0%	5	1.13

	441	100.00%

iShares MSCI ACWI ex US Materials Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	3	0.68%
Greater than 1.5% and Less than 2.0%	2	0.45
Greater than 1.0% and Less than 1.5%	16	3.63
Greater than 0.5% and Less than 1.0%	42	9.52
Between 0.5% and –0.5%	262	59.42
Less than –0.5% and Greater than –1.0%	71	16.10
Less than –1.0% and Greater than –1.5%	30	6.80
Less than –1.5% and Greater than –2.0%	12	2.72
Less than –2.0% and Greater than –2.5%	2	0.45
Less than –2.5% and Greater than –3.0%	1	0.23

	441	100.00%

114	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.23%
Greater than 1.0% and Less than 1.5%	4	0.91
Greater than 0.5% and Less than 1.0%	24	5.44
Between 0.5% and –0.5%	274	62.14
Less than –0.5% and Greater than –1.0%	88	19.95
Less than –1.0% and Greater than –1.5%	27	6.12
Less than –1.5% and Greater than –2.0%	17	3.85
Less than –2.0% and Greater than –2.5%	2	0.45
Less than –2.5% and Greater than –3.0%	4	0.91

	441	100.00%

iShares MSCI ACWI ex US Utilities Sector Index Fund

Period Covered: October 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.23%
Greater than 2.5% and Less than 3.0%	3	0.68
Greater than 2.0% and Less than 2.5%	3	0.68
Greater than 1.5% and Less than 2.0%	12	2.72
Greater than 1.0% and Less than 1.5%	32	7.26
Greater than 0.5% and Less than 1.0%	49	11.11
Between 0.5% and –0.5%	217	49.20
Less than –0.5% and Greater than –1.0%	68	15.42
Less than –1.0% and Greater than –1.5%	39	8.84
Less than –1.5% and Greater than –2.0%	13	2.95
Less than –2.0% and Greater than –2.5%	3	0.68
Less than –2.5%	1	0.23

	441	100.00%

SUPPLEMENTAL INFORMATION	115

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

116	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	117

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

118	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

TRUSTEE AND OFFICER INFORMATION	119

Notes:

120	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	121

Notes:

122	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-76-0712

July 31, 2012

2012 Annual Report

iShares Trust

iShares MSCI All Country Asia ex Japan Index Fund  |  AAXJ  |  NASDAQ

iShares MSCI All Country Asia ex Japan Small Cap Index Fund  |  AXJS  |  NASDAQ

iShares MSCI All Country Asia Information Technology Index Fund  |  AAIT  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.63)%	(13.43)%	(12.14)%	3.36%	3.17%	4.05%	14.02%	13.18%	17.04%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (8/13/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/15/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Financial	30.77%
Technology	12.81
Consumer Cyclical	11.44
Industrial	9.35
Communications	9.24
Energy	7.43
Consumer Non-Cyclical	5.95
Basic Materials	5.46
Utilities	3.74
Diversified	3.40
Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	5.01%
China Mobile Ltd. (China)	2.78
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.60
China Construction Bank Corp. Class H (China)	1.87
Industrial and Commercial Bank of China Ltd. Class H (China)	1.44
CNOOC Ltd. (China)	1.42
AIA Group Ltd. (Hong Kong)	1.38
Hyundai Motor Co. (South Korea)	1.27
Tencent Holdings Ltd. (China)	1.19
Bank of China Ltd. Class H (China)	1.10

TOTAL	20.06%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging market countries in Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (12.63)%, net of fees, while the total return for the Index was (12.14)%.

As represented by the Index, Asian stocks excluding Japan posted double-digit declines for the reporting period. The Index began the reporting period on a down note as a slowdown in global economic activity and a worsening sovereign debt crisis in Europe put downward pressure on stock markets worldwide. After bottoming in October of 2011, however, the Index reversed course and began a steady upward climb that extended through the first quarter of 2012. The rebound was driven in part by signs of improving economic conditions, which extinguished fears of a worldwide recession. Furthermore, efforts by European authorities to provide liquidity to the debt markets and support the banking sector provided some measure of relief. The Index fell back over the last four months of the reporting period, giving up much of its prior gains amid weaker economic data and renewed turmoil in Europe.

Another factor behind the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. (In local currency terms, the Index returned (7.66%) for the reporting period.) The dollar appreciated by over 7% versus the South Korean won and around 4% against the Taiwan dollar for the reporting period; South Korea and Taiwan were two of the three largest country weightings in the Index as of July 31, 2012. In addition, the U.S. dollar advanced about 25% against the Indian rupee and 3% versus the Singapore dollar. The main exceptions were the Chinese yuan and the Hong Kong dollar; the U.S. dollar declined by around 1% against these two currencies for the reporting period.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Among individual countries represented in the Index, the most significant decliners included India, China, and Taiwan. Together, these three countries comprised approximately 45% of the Index. The broad decline in global economic activity led to reduced demand for their exports, which are a meaningful component of the economies in these three countries. In addition, central banks in China and India raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on domestic economic growth. By the spring of 2012, both central banks began lowering short-term rates.

Three countries within the Index posted positive returns for the reporting period — Malaysia, Thailand, and the Philippines. The Philippines market gained nearly 20% for the reporting period thanks to an improving domestic economy driven by a fast-growing consumer sector and a sizable English-language outsourcing industry. Malaysia and Thailand eked out gains of less than 1%, benefiting from relatively steady domestic economic growth.

From a sector perspective, nine of the ten sectors in the Index declined for the reporting period. The economically sensitive materials and industrials sectors fell the most, declining by more than 20% each. The financials sector, the largest sector weighting in the Index, also posted a meaningful decline. The only sector of the Index to post a positive return for the reporting period was telecommunication services. The information technology and utilities sectors also held up well.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

Performance as of July 31, 2012

Cumulative Total Returns
Inception to 7/31/12
NAV	MARKET	INDEX
(6.00)%	(6.40)%	(5.76)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/2/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/3/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

For the fiscal period ended 7/31/2012, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Industrial	21.17%
Financial	20.96
Consumer Cyclical	15.87
Consumer Non-Cyclical	14.29
Technology	7.58
Basic Materials	7.43
Communications	6.22
Energy	2.46
Utilities	2.10
Diversified	1.14
Short-Term and Other Net Assets	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Suntec REIT (Singapore)	0.58%
CapitaCommercial Trust (Singapore)	0.52
AAC Technologies Holdings Inc. (Hong Kong)	0.50
VTech Holdings Ltd. (Hong Kong)	0.49
Television Broadcasts Ltd. (Hong Kong)	0.48
Techtronic Industries Co. Ltd. (Hong Kong)	0.41
Cheil Worldwide Inc. (South Korea)	0.41
PT Lippo Karawaci Tbk (Indonesia)	0.40
Venture Corp. Ltd. (Singapore)	0.40
Esprit Holdings Ltd. (Hong Kong)	0.39

TOTAL	4.58%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI All Country Asia ex Japan Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan Small Cap IndexSM (the “Index”). The Index is designed to measure the performance of equity securities of small-capitalization companies in developed and emerging market countries in Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 2, 2012 (inception date of the Fund) through July 31, 2012 (the “reporting period”), the total return for the Fund was (6.00)%, net of fees, while the total return for the Index was (5.76)%.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

As represented by the Index, small-cap Asian stocks excluding Japan declined for the reporting period. The Index began the reporting period on a positive note, rallying through the first six weeks of the reporting period thanks to signs of improving global economic conditions, which extinguished fears of a worldwide recession. Furthermore, efforts by European authorities to provide liquidity to the debt markets and support the banking sector provided some measure of relief in Europe’s sovereign debt crisis. However, the Index fell over the remainder of the reporting period amid weaker economic data and renewed turbulence in Europe, including political turmoil in Greece and troubled banks in Spain.

Another factor behind the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. The dollar appreciated by around 1% versus both the South Korean won and the Taiwan dollar for the reporting period; South Korea and Taiwan were the two largest country weightings in the Index as of July 31, 2012. In addition, the U.S. dollar advanced by 13% against the Indian rupee and 1% versus the Chinese yuan. The main exceptions were the Singapore dollar and the Hong Kong dollar; the U.S. dollar was largely unchanged against these two currencies for the reporting period.

Among individual countries represented in the Index, the most significant decliners included India, China, and South Korea. Small-cap stocks in each of these markets — which together had a weighted average for the period of over 40% of the Index — posted double-digit declines for the reporting period. Weaker global economic activity led to reduced demand for their exports, which are a meaningful component of the economies in these three countries. In addition, central banks in all three countries raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on domestic economic growth. By the spring of 2012, all three central banks began lowering short-term rates.

Three countries within the Index posted positive returns for the reporting period — Singapore, Thailand, and the Philippines. The Philippines small-cap market gained approximately 20% for the reporting period thanks to an improving domestic economy driven by a fast-growing consumer sector and a sizable English-language outsourcing industry. Small-cap stocks in Singapore and Thailand also posted solid gains, benefiting from better domestic economic growth.

From a sector perspective, six of the ten sectors in the Index declined for the reporting period. The energy and materials sectors fell the most, weighed down by declining commodity prices. The industrials and information technology sectors also posted double-digit declines for the reporting period. On the positive side, the financials sector — the largest sector weighting in the Index — posted the best return. The telecommunication services and consumer staples sectors also advanced for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

Performance as of July 31, 2012

Cumulative Total Returns
Inception to 7/31/12
NAV	MARKET	INDEX
(6.52)%	(6.56)%	(6.30)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

For the fiscal period ended 7/31/2012, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Technology	59.30%
Industrial	27.59
Communications	9.22
Consumer Cyclical	2.81
Consumer Non-Cyclical	0.33
Basic Materials	0.18
Energy	0.16
Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	18.53%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.66
Canon Inc. (Japan)	5.67
Tencent Holdings Ltd. (China)	4.40
Hitachi Ltd. (Japan)	3.91
Hon Hai Precision Industry Co. Ltd. (Taiwan)	3.70
Infosys Ltd. (India)	2.50
Samsung Electronics Co. Ltd. (Preferred) (South Korea)	2.15
Toshiba Corp. (Japan)	1.93
Nintendo Co. Ltd. (Japan)	1.78

TOTAL	54.23%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI All Country Asia Information Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia Information Technology IndexSM (the “Index”). The Index is designed to measure the combined equity market performance of companies in the information technology sector of developed and emerging market countries in Asia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through July 31, 2012 (the “reporting period”), the total return for the Fund was (6.52)%, net of fees, while the total return for the Index was (6.30)%.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

As represented by the Index, information technology stocks in Asia declined overall for the reporting period. The Index began the reporting period on a positive note, rallying through the first month of the reporting period thanks to signs of improving global economic conditions, which extinguished fears of a worldwide recession. Furthermore, efforts by European authorities to provide liquidity to the debt markets and support the banking sector provided some measure of relief in Europe’s sovereign debt crisis. However, the Index fell over the remainder of the reporting period amid weaker economic data and renewed turbulence in Europe, including political turmoil in Greece and troubled banks in Spain.

Another factor behind the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. The dollar appreciated by around 1.5% versus both the Japanese yen and the Taiwan dollar for the reporting period; Japan and Taiwan were the two largest country weightings in the Index as of July 31, 2012. In addition, the U.S. dollar advanced by 13% against the Indian rupee and 1% versus the Chinese yuan and the South Korean won. The only exception was the Hong Kong dollar, which was unchanged against the U.S. dollar for the reporting period.

Among individual countries represented in the Index, information technology stocks in India and Hong Kong — the two smallest country weightings in the Index — declined the most, falling by more than 20% each during the reporting period. IT services stocks in India and electronic manufacturing services stocks in Hong Kong contributed the most to the declines in these two markets.

Information technology stocks in Taiwan and Japan, the two largest sector weightings in the Index, also posted declines for the reporting period. Consumer electronics companies detracted from results in Japan, while electronic equipment manufacturers weighed on performance in Taiwan.

On the positive side, information technology stocks in South Korea and China advanced for the reporting period. The gains in South Korea were paced by electronic equipment makers, while China benefited from positive returns from its Internet services companies.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 (or commencement of operations, as applicable) to July 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (2/1/12) [a]	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [b]
All Country Asia ex Japan
Actual	$1,000.00	$977.10	0.69%	$3.39
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.47
All Country Asia ex Japan Small Cap
Actual	1,000.00	940.00	0.75	3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.75	3.77
All Country Asia Information Technology
Actual	1,000.00	934.80	0.69	3.17
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.47

[a]

The beginning of the period (commencement of operations) is February 2, 2012 for the iShares MSCI All Country Asia ex Japan Small Cap Index Fund and February 8, 2012 for the iShares MSCI All Country Asia Information Technology Index Fund.

[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days for the iShares MSCI All Country Asia ex Japan Index Fund, 180 days for the iShares MSCI All Country Asia ex Japan Small Cap Index Fund and 174 days for the iShares MSCI All Country Asia Information Technology Index Fund) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.84%

CHINA — 23.86%
Agile Property Holdings Ltd.	1,020,000	$1,214,215
Agricultural Bank of China Ltd. Class H	14,706,000	5,993,430
Air China Ltd. Class H	1,518,000	1,074,825
Aluminum Corp. of China Ltd. Class Ha,b	2,750,000	1,134,949
Angang Steel Co. Ltd. Class Ha,b	798,000	411,677
Anhui Conch Cement Co. Ltd. Class H	917,000	2,418,558
Anta Sports Products Ltd.[b]	578,000	324,273
AviChina Industry & Technology Co. Ltd. Class H	1,368,000	412,853
Bank of China Ltd. Class H	52,668,000	20,174,235
Bank of Communications Co. Ltd. Class H	5,130,100	3,407,429
BBMG Corp. Class H	857,500	535,271
Beijing Capital International Airport Co. Ltd. Class H	1,368,000	935,095
Beijing Enterprises Holdings Ltd.[b]	356,000	2,318,650
Belle International Holdings Ltd.[b]	3,297,000	6,106,146
Bosideng International Holdings Ltd.	1,562,000	408,951
Brilliance China Automotive Holdings Ltd.[a]	1,726,000	1,400,184
BYD Co. Ltd. Class Ha,b	360,000	614,730
China Agri-Industries Holdings Ltd.	1,099,000	547,115
China BlueChemical Ltd. Class H	1,495,500	983,672
China CITIC Bank Corp. Ltd. Class H	5,195,200	2,626,529
China Coal Energy Co. Class H	2,932,000	2,703,733
China Communications Construction Co. Ltd. Class H	3,114,000	2,743,046
China Communications Services Corp. Ltd. Class H	1,516,000	778,173
China Construction Bank Corp. Class H	50,663,390	34,238,864
China COSCO Holdings Co. Ltd. Class Ha,b	1,819,500	755,617
China Everbright Ltd.[b]	684,000	919,216
China Gas Holdings Ltd.[b]	2,204,000	1,165,438

Security	Shares	Value

China International Marine Containers (Group) Co. Ltd. Class B	347,083	$418,989
China Life Insurance Co. Ltd. Class H	5,367,000	14,847,478
China Longyuan Power Group Corp. Ltd. Class H	1,446,000	932,464
China Mengniu Dairy Co. Ltd.[b]	881,000	2,624,712
China Merchants Bank Co. Ltd. Class H	2,796,993	5,165,688
China Merchants Holdings (International) Co. Ltd.[b]	788,000	2,454,354
China Minsheng Banking Corp. Ltd. Class H	3,496,000	3,250,877
China Mobile Ltd.	4,322,000	50,696,885
China National Building Material Co. Ltd. Class Hb	2,052,000	2,008,690
China Oilfield Services Ltd. Class H	1,368,000	2,113,668
China Overseas Land & Investment Ltd.[b]	2,955,760	6,991,370
China Pacific Insurance (Group) Co. Ltd. Class H	1,231,200	3,914,167
China Petroleum & Chemical Corp. Class H	12,312,000	11,178,797
China Railway Construction Corp. Ltd. Class Hb	1,368,000	1,197,980
China Railway Group Ltd. Class H	2,736,000	1,199,745
China Resources Cement Holdings Ltd.[b]	1,368,000	721,611
China Resources Enterprise Ltd.[b]	866,000	2,401,321
China Resources Gas Group Ltd.[b]	684,000	1,323,248
China Resources Land Ltd.[b]	1,374,000	2,789,236
China Resources Power Holdings Co. Ltd.	1,368,000	2,886,445
China Rongsheng Heavy Industries Group Holdings Ltd.[b]	1,719,000	237,221
China Shanshui Cement Group Ltd.	1,173,000	667,161
China Shenhua Energy Co. Ltd. Class H	2,441,500	9,163,123
China Shipping Container Lines Co. Ltd. Class Ha,b	2,333,000	571,692
China Shipping Development Co. Ltd. Class H	882,000	362,872

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

China Southern Airlines Co. Ltd. Class H	1,498,000	$743,817
China State Construction International Holdings Ltd.	950,000	992,436
China Taiping Insurance Holdings Co. Ltd.[a,b]	525,400	739,957
China Telecom Corp. Ltd. Class H	10,260,000	5,345,921
China Unicom (Hong Kong) Ltd.	3,502,000	5,166,970
China Vanke Co. Ltd. Class B	814,631	1,047,490
China Yurun Food Group Ltd.[b]	1,026,000	616,634
China ZhengTong Auto Services Holdings Ltd.[a,b]	502,500	239,790
China Zhongwang Holdings Ltd.[a,b]	911,200	332,578
Chongqing Rural Commercial Bank Co. Ltd. Class Hb	1,508,000	587,357
CITIC Pacific Ltd.[b]	867,000	1,256,838
CITIC Securities Co. Ltd. Class H	342,500	599,866
CNOOC Ltd.	12,784,000	25,918,694
COSCO Pacific Ltd.	1,368,000	1,891,362
Country Garden Holdings Co. Ltd.[a]	2,900,974	1,099,981
CSG Holding Co. Ltd. Class B	342,600	213,859
CSR Corp Ltd. Class Hb	1,371,000	1,009,642
Dah Chong Hong Holdings Ltd.[b]	515,000	443,024
Daphne International Holdings Ltd.[b]	684,000	684,560
Datang International Power Generation Co. Ltd. Class H	2,052,000	725,140
Dongfang Electric Corp. Ltd. Class H	285,800	416,519
Dongfeng Motor Group Co. Ltd. Class H	2,052,000	2,863,508
Dongyue Group Ltd.[b]	706,000	373,321
ENN Energy Holdings Ltd.[b]	684,000	2,624,441
Evergrande Real Estate Group Ltd.[b]	3,762,000	1,756,391
Far East Horizon Ltd.[b]	1,098,000	763,282
Fosun International Ltd.	1,502,000	722,558
Franshion Properties (China) Ltd.[b]	2,378,000	736,066
GCL-Poly Energy Holdings Ltd.[b]	5,139,000	762,202
Geely Automobile Holdings Ltd.[b]	2,410,000	801,919
Golden Eagle Retail Group Ltd.[b]	460,000	831,763
GOME Electrical Appliances Holdings Ltd.[b]	7,162,160	591,177
Great Wall Motor Co. Ltd. Class Hb	784,500	1,768,594
Guangdong Investment Ltd.[b]	1,646,000	1,188,808

Security	Shares	Value

Guangzhou Automobile Group Co. Ltd. Class H	1,616,855	$1,213,634
Guangzhou R&F Properties Co. Ltd. Class Hb	623,600	795,419
Haier Electronics Group Co. Ltd.[a]	684,000	793,067
Hengan International Group Co. Ltd.[b]	530,000	5,030,921
Hengdeli Holdings Ltd.[b]	1,368,000	381,095
Huabao International Holdings Ltd.[b]	1,368,000	612,223
Huaneng Power International Inc. Class H	2,232,000	1,626,434
Industrial and Commercial Bank of China Ltd. Class H	45,828,350	26,301,956
Inner Mongolia Yitai Coal Co. Ltd. Class B	397,635	2,117,009
Intime Department Store Group Co. Ltd.[b]	631,000	593,268
Jiangsu Expressway Co. Ltd. Class H	742,000	689,017
Jiangxi Copper Co. Ltd. Class H	1,064,000	2,349,304
Kingboard Chemical Holdings Co. Ltd.	417,000	862,649
Kunlun Energy Co. Ltd.[b]	2,190,000	3,547,542
Lee & Man Paper Manufacturing Ltd.[b]	1,129,000	463,036
Lenovo Group Ltd.	4,362,000	3,026,647
Longfor Properties Co. Ltd.[b]	1,026,000	1,513,795
Lonking Holdings Ltd.[b]	1,134,000	209,143
Metallurgical Corp. of China Ltd. Class Ha,b	1,985,000	417,294
Minmetals Resources Ltd.[a]	1,368,000	518,713
Nine Dragons Paper (Holdings) Ltd.[b]	1,161,000	546,536
Parkson Retail Group Ltd.[b]	958,000	863,647
PetroChina Co. Ltd. Class H	15,200,000	19,054,768
PICC Property and Casualty Co. Ltd. Class H	2,052,400	2,300,253
Ping An Insurance (Group) Co. of China Ltd. Class H	1,250,000	9,809,896
Poly (Hong Kong) Investments Ltd.[a,b]	1,373,000	720,707
Sany Heavy Equipment International Holdings Co. Ltd.[b]	684,000	344,044
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,368,000	1,526,146
Shanghai Electric Group Co. Ltd. Class H	2,336,000	879,730
Shanghai Industrial Holdings Ltd.[b]	363,000	994,854

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

Shanghai Pharmaceuticals Holding Co. Ltd. Class H	309,600	$439,225
Shimao Property Holdings Ltd.[b]	1,069,500	1,536,596
Shougang Fushan Resources Group Ltd.[b]	2,052,000	558,411
Shui On Land Ltd.	1,693,300	698,840
Sihuan Pharmaceutical Holdings Group Ltd.[b]	1,197,000	452,330
Sino-Ocean Land Holdings Ltd.	2,269,500	1,109,336
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,088,000	560,129
Sinopharm Group Co. Ltd. Class Hb	570,800	1,678,466
SOHO China Ltd.[b]	1,816,000	1,351,405
Sun Art Retail Group Ltd.[b]	1,229,500	1,455,677
Tencent Holdings Ltd.	725,800	21,698,225
Tingyi (Cayman Islands) Holding Corp.[b]	1,460,000	3,622,862
Tsingtao Brewery Co. Ltd. Class H	236,000	1,384,896
Uni-President China Holdings Ltd.	684,000	651,920
Want Want China Holdings Ltd.[b]	4,266,000	5,182,813
Weichai Power Co. Ltd. Class Ha	342,000	1,038,750
Wumart Stores Inc. Class H	342,000	667,799
Yanzhou Coal Mining Co. Ltd. Class H	1,462,000	2,175,940
Yingde Gases Group Co. Ltd.[b]	516,000	441,887
Yuexiu Property Co. Ltd.[b]	4,400,000	998,755
Zhaojin Mining Industry Co. Ltd. Class H	566,500	712,358
Zhejiang Expressway Co. Ltd. Class H	1,006,000	731,764
Zhongsheng Group Holdings Ltd.[b]	367,000	392,387
Zhuzhou CSR Times Electric Co. Ltd. Class H	342,000	816,003
Zijin Mining Group Co. Ltd. Class H	4,356,000	1,398,882
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	904,140	1,012,160
ZTE Corp. Class Hb	430,400	573,967

		435,767,663
HONG KONG — 11.73%
AIA Group Ltd.	7,182,000	25,240,951
ASM Pacific Technology Ltd.	136,800	1,759,037
Bank of East Asia Ltd. (The)[b]	1,048,800	3,658,927
BOC Hong Kong (Holdings) Ltd.	2,736,000	8,415,856
Cathay Pacific Airways Ltd.[b]	816,000	1,351,291
Cheung Kong (Holdings) Ltd.	1,026,000	13,510,360

Security	Shares	Value

Cheung Kong Infrastructure Holdings Ltd.	342,000	$2,079,704
CLP Holdings Ltd.	1,320,000	11,406,241
First Pacific Co. Ltd.	1,368,000	1,534,967
Foxconn International Holdings Ltd.[a]	1,379,000	412,616
Galaxy Entertainment Group Ltd.[a]	1,026,000	2,474,473
Hang Lung Group Ltd.[b]	684,000	4,437,291
Hang Lung Properties Ltd.	1,710,000	6,086,940
Hang Seng Bank Ltd.	513,000	7,138,922
Henderson Land Development Co. Ltd.	696,000	4,057,341
Hong Kong and China Gas Co. Ltd. (The)	3,762,764	8,715,797
Hong Kong Exchanges and Clearing Ltd.	752,400	10,111,377
Hopewell Holdings Ltd.	251,500	733,061
Hutchison Whampoa Ltd.	1,539,000	13,874,253
Hysan Development Co. Ltd.	494,000	2,089,751
Kerry Properties Ltd.	513,500	2,360,988
Li & Fung Ltd.	4,106,000	8,112,814
Lifestyle International Holdings Ltd.	413,000	950,252
Link REIT (The)	1,710,000	7,498,404
MGM China Holdings Ltd.	547,200	760,779
MTR Corp. Ltd.	856,500	2,993,577
New World Development Co. Ltd.	2,399,000	3,072,369
NWS Holdings Ltd.	1,137,500	1,739,923
Orient Overseas International Ltd.	176,000	1,003,295
PCCW Ltd.	2,273,000	894,114
Power Assets Holdings Ltd.	1,026,500	8,075,745
Sands China Ltd.	1,681,600	4,977,362
Shangri-La Asia Ltd.	1,368,333	2,700,083
Sino Land Co. Ltd.	2,053,200	3,516,601
SJM Holdings Ltd.	1,267,000	2,268,088
Sun Hung Kai Properties Ltd.	1,077,000	13,466,580
Swire Pacific Ltd. Class A	513,000	6,156,410
Wharf (Holdings) Ltd. (The)	1,026,000	5,954,615
Wheelock and Co. Ltd.	703,000	2,760,810
Wing Hang Bank Ltd.[b]	171,000	1,571,357
Wynn Macau Ltd.	1,152,400	2,458,287
Yue Yuen Industrial (Holdings) Ltd.	586,500	1,777,582

		214,159,191
INDIA — 8.44%
ACC Ltd.	33,059	787,139
Adani Enterprises Ltd.	154,451	502,386

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

Adani Ports and Special Economic Zone	276,229	$598,252
Aditya Birla Nuvo Ltd.	23,789	335,950
Ambuja Cements Ltd.	413,784	1,342,575
Asian Paints Ltd.	20,224	1,324,497
Axis Bank Ltd.	161,673	3,035,348
Bajaj Auto Ltd.	58,362	1,683,541
Bank of Baroda	55,289	652,254
Bank of India	73,233	392,270
Bharat Heavy Electricals Ltd.	434,430	1,684,525
Bharat Petroleum Corp. Ltd.	112,690	736,137
Bharti Airtel Ltd.	402,964	2,174,042
Cairn India Ltd.[a]	150,172	901,059
Canara Bank Ltd.	63,655	419,140
Cipla Ltd.	243,614	1,483,192
Coal India Ltd.	350,829	2,266,842
Dabur India Ltd.	298,863	641,092
DLF Ltd.	302,266	1,136,181
Dr. Reddy’s Laboratories Ltd.	70,922	2,059,435
GAIL (India) Ltd.	276,264	1,757,728
GMR Infrastructure Ltd.[a]	658,666	275,357
Godrej Consumer Products Ltd.	84,778	957,382
HCL Technologies Ltd.	89,327	832,878
HDFC Bank Ltd.	1,083,704	11,452,792
Hero Motocorp Ltd.	35,311	1,273,012
Hindalco Industries Ltd.	765,772	1,653,677
Hindustan Unilever Ltd.	636,009	5,344,580
Housing Development Finance Corp. Ltd.	781,605	9,713,320
ICICI Bank Ltd.	331,457	5,729,799
Idea Cellular Ltd.[a]	443,850	638,062
Infosys Ltd.	305,484	12,232,268
Infrastructure Development Finance Co. Ltd.	698,869	1,690,782
ITC Ltd.	1,624,361	7,539,851
Jaiprakash Associates Ltd.	685,074	904,152
Jindal Steel & Power Ltd.	262,143	1,879,049
JSW Steel Ltd.	61,351	737,006
Kotak Mahindra Bank Ltd.	187,696	1,808,112
Larsen & Toubro Ltd.	146,606	3,609,858
LIC Housing Finance Ltd.	209,080	985,155
Lupin Ltd.	101,795	1,099,858
Mahindra & Mahindra Ltd.	212,937	2,683,393

Security	Shares	Value

Maruti Suzuki (India) Ltd.	40,270	$821,728
NTPC Ltd.	428,230	1,208,884
Oil & Natural Gas Corp. Ltd.	528,691	2,719,268
Piramal Healthcare Ltd.	43,668	405,862
Power Finance Corp. Ltd.	170,880	532,012
Power Grid Corp. of India Ltd.	816,182	1,745,659
Ranbaxy Laboratories Ltd.[a]	86,330	772,259
Reliance Capital Ltd.	70,658	424,342
Reliance Communications Ltd.	382,843	386,182
Reliance Industries Ltd.	925,637	12,376,224
Reliance Infrastructure Ltd.	79,359	705,834
Reliance Power Ltd.[a]	398,365	653,615
Rural Electrification Corp. Ltd.	192,330	651,705
Satyam Computer Services Ltd.[a]	429,464	633,211
Sesa Goa Ltd.	246,400	842,673
Shriram Transport Finance Co. Ltd.	86,334	897,337
Siemens Ltd.	42,928	525,919
State Bank of India	94,702	3,414,312
Sterlite Industries (India) Ltd.	883,064	1,699,757
Sun Pharmaceuticals Industries Ltd.	217,946	2,561,350
Tata Consultancy Services Ltd.	338,698	7,573,888
Tata Motors Ltd.	1,034,852	4,209,930
Tata Power Co. Ltd.	677,085	1,196,145
Tata Steel Ltd.	210,628	1,569,626
Titan Industries Ltd.	147,512	588,695
Ultratech Cement Ltd.	51,364	1,514,275
Unitech Ltd.[a]	966,705	376,322
United Phosphorus Ltd.	145,778	314,282
United Spirits Ltd.	59,185	861,144
Wipro Ltd.	343,732	2,101,700
Zee Entertainment Enterprises Ltd.	324,414	982,313

		154,220,381
INDONESIA — 3.78%
PT Adaro Energy Tbk	8,794,000	1,356,497
PT Astra Agro Lestari Tbk	350,000	850,502
PT Astra International Tbk	14,780,000	10,930,798
PT Bank Central Asia Tbk	9,089,000	7,682,197
PT Bank Danamon Indonesia Tbk	2,531,046	1,617,837
PT Bank Mandiri (Persero) Tbk	6,938,051	6,084,081
PT Bank Negara Indonesia (Persero) Tbk	4,486,415	1,884,152
PT Bank Rakyat Indonesia (Persero) Tbk	8,303,500	6,140,993

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

PT Bukit Asam (Persero) Tbk	667,000	$1,120,475
PT Bumi Resources Tbk	10,877,500	1,195,203
PT Charoen Pokphand Indonesia Tbk	4,606,500	1,557,401
PT Gudang Garam Tbk	348,500	2,074,799
PT Indo Tambangraya Megah Tbk	215,500	809,406
PT Indocement Tunggal Prakarsa Tbk	1,153,500	2,620,206
PT Indofood Sukses Makmur Tbk	3,443,500	1,964,596
PT Indosat Tbk	370,500	189,849
PT Jasa Marga (Persero) Tbk	855,000	514,897
PT Kalbe Farma Tbk	2,771,000	1,119,818
PT Perusahaan Gas Negara (Persero) Tbk	7,431,500	2,983,592
PT Semen Gresik (Persero) Tbk	2,301,000	3,148,225
PT Telekomunikasi Indonesia (Persero) Tbk	6,840,000	6,576,228
PT Unilever Indonesia Tbk	1,026,000	2,628,685
PT United Tractors Tbk	1,283,343	2,847,354
PT Vale Indonesia Tbk	2,428,000	622,071
PT XL Axiata Tbk	911,500	592,258

		69,112,120
MALAYSIA — 4.90%
AirAsia Bhd	969,900	1,159,107
Alliance Financial Group Bhd	808,000	1,097,300
AMMB Holdings Bhd	1,140,500	2,339,674
Axiata Group Bhd	1,876,700	3,514,128
Berjaya Corp. Bhd	1,775,900	414,254
Berjaya Sports Toto Bhd	450,200	615,707
British American Tobacco (Malaysia) Bhd	82,500	1,574,868
Bumi Armada Bhd[a]	534,900	670,014
CIMB Group Holdings Bhd	3,612,200	9,060,799
DiGi.Com Bhd	2,237,500	3,174,469
Felda Global Ventures Holdings Bhd[a,c]	752,400	1,238,172
Gamuda Bhd	1,188,500	1,333,004
Genting Bhd	1,462,800	4,426,495
Genting Malaysia Bhd	2,033,900	2,190,204
Genting Plantations Bhd	155,000	468,046
Hong Leong Bank Bhd	381,500	1,665,215
Hong Leong Financial Group Bhd	104,900	416,985
IJM Corp. Bhd	786,900	1,302,490
IOI Corp. Bhd	2,511,400	4,285,310
Kuala Lumpur Kepong Bhd	342,000	2,596,555

Security	Shares	Value

Lafarge Malayan Cement Bhd	305,700	$781,467
Malayan Banking Bhd	2,525,500	7,069,302
Malaysia Airports Holdings Bhd	290,800	517,577
Malaysia Marine and Heavy Engineering Holdings Bhd	313,000	531,085
Maxis Communications Bhd	1,600,400	3,278,020
MISC Bhd	960,900	1,387,847
MMC Corp. Bhd	530,200	406,608
Parkson Holdings Bhd	374,300	580,078
Petronas Chemicals Group Bhd	1,749,100	3,683,198
Petronas Dagangan Bhd	136,800	917,974
Petronas Gas Bhd	478,800	2,830,420
PPB Group Bhd	342,000	1,661,096
Public Bank Bhd Foreign	786,600	3,614,414
RHB Capital Bhd	376,500	886,661
Sapurakencana Petroleum Bhd[a]	1,634,800	1,279,840
Sime Darby Bhd	1,909,500	5,997,886
SP Setia Bhd	328,800	381,385
Telekom Malaysia Bhd	758,800	1,369,938
Tenaga Nasional Bhd	2,052,800	4,427,672
UEM Land Holdings Bhd[a]	735,000	467,375
UMW Holdings Bhd	261,800	792,218
YTL Corp. Bhd	3,299,200	1,960,860
YTL Power International Bhd	1,959,000	1,126,761

		89,492,478
PHILIPPINES — 1.27%
Aboitiz Equity Ventures Inc.	1,274,400	1,501,988
Aboitiz Power Corp.	1,009,800	835,755
Alliance Global Group Inc.	2,419,800	677,045
Ayala Corp.	168,308	1,754,645
Ayala Land Inc.	3,169,600	1,659,019
Bank of the Philippine Islands	862,194	1,499,468
BDO Unibank Inc.	1,088,589	1,680,670
DMCI Holdings Inc.	386,000	541,852
Energy Development Corp.	7,045,300	1,024,433
Globe Telecom Inc.	19,400	533,041
International Container Terminal Services Inc.	457,300	796,948
Jollibee Foods Corp.	411,150	1,015,440
Manila Electric Co.	221,030	1,404,172
Metropolitan Bank & Trust Co.	475,016	1,139,037
Philippine Long Distance Telephone Co.	27,840	1,823,322

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

San Miguel Corp.	294,534	$786,694
SM Investments Corp.	136,500	2,452,389
SM Prime Holdings Inc.	4,076,925	1,365,323
Universal Robina Corp.	491,400	692,162

		23,183,403
SINGAPORE — 7.60%
Ascendas REIT	1,585,535	2,892,638
CapitaLand Ltd.	1,710,500	4,124,171
CapitaMall Trust Management Ltd.	1,945,800	3,065,114
CapitaMalls Asia Ltd.	684,000	896,058
City Developments Ltd.	381,000	3,582,640
ComfortDelGro Corp. Ltd.	1,368,000	1,847,089
COSCO Corp. (Singapore) Ltd.	914,000	712,542
DBS Group Holdings Ltd.	1,229,500	14,565,264
Fraser and Neave Ltd.	729,000	4,792,622
Genting Singapore PLC	4,515,600	4,736,072
Global Logistic Properties Ltd.	1,368,000	2,473,779
Golden Agri-Resources Ltd.	5,263,707	3,130,515
Hutchison Port Holdings Trust	3,509,371	2,667,122
Jardine Cycle & Carriage Ltd.	78,000	2,927,547
Keppel Corp. Ltd.	1,074,600	9,655,638
Keppel Land Ltd.[b]	684,000	1,891,067
Neptune Orient Lines Ltd.[a]	713,000	658,991
Noble Group Ltd.	2,892,364	2,498,928
Olam International Ltd.[b]	1,108,000	1,642,966
Oversea-Chinese Banking Corp. Ltd.	1,766,000	13,554,591
SembCorp Industries Ltd.	788,000	3,350,227
SembCorp Marine Ltd.[b]	684,000	2,671,682
Singapore Airlines Ltd.	352,000	2,998,754
Singapore Exchange Ltd.	684,000	3,677,685
Singapore Press Holdings Ltd.	975,000	3,220,615
Singapore Technologies Engineering Ltd.	1,147,000	3,042,074
Singapore Telecommunications Ltd.	5,618,000	16,164,308
StarHub Ltd.	342,000	1,055,479
United Overseas Bank Ltd.	897,000	14,418,324
UOL Group Ltd.	342,000	1,423,798
Wilmar International Ltd.[b]	1,368,000	3,562,242
Yangzijiang Shipbuilding (Holdings) Ltd.	1,136,000	908,435

		138,808,977

Security	Shares	Value

SOUTH KOREA — 19.97%
AmorePacific Corp.[b]	2,274	$2,059,548
BS Financial Group Inc.	129,620	1,370,002
Celltrion Inc.[b]	72,307	1,800,280
Cheil Industries Inc.	33,651	2,892,982
CJ CheilJedang Corp.	5,385	1,321,692
CJ Corp.	9,959	644,775
Daelim Industrial Co. Ltd.[b]	20,009	1,550,283
Daewoo Engineering & Construction Co. Ltd.[a]	79,940	603,107
Daewoo International Corp.	23,080	734,886
Daewoo Securities Co. Ltd.	125,037	1,172,265
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	67,190	1,485,683
DGB Financial Group Inc.	98,550	1,128,776
Dongbu Insurance Co. Ltd.	29,400	1,092,139
Dongkuk Steel Mill Co. Ltd.[b]	24,840	326,257
Doosan Corp.	6,918	810,733
Doosan Heavy Industries & Construction Co. Ltd.	33,839	1,816,718
Doosan Infracore Co. Ltd.[a,b]	71,440	1,146,831
E-Mart Co. Ltd.	15,020	3,493,873
GS Engineering & Construction Corp.[b]	25,554	1,570,815
GS Holdings Corp.	35,688	1,814,978
Hana Financial Group Inc.	160,190	5,121,830
Hankook Tire Co. Ltd.	65,430	2,413,206
Hanwha Chemical Corp.	58,600	1,085,833
Hanwha Corp.	34,500	883,383
Honam Petrochemical Corp.	10,277	2,167,885
Hyosung Corp.	17,606	836,212
Hyundai Department Store Co. Ltd.[b]	10,268	1,157,917
Hyundai Development Co.	38,580	697,810
Hyundai Engineering & Construction Co. Ltd.[b]	47,831	2,521,373
Hyundai Glovis Co. Ltd.[b]	9,172	1,760,375
Hyundai Heavy Industries Co. Ltd.	30,065	6,435,140
Hyundai Hysco Co. Ltd.	21,140	821,761
Hyundai Marine & Fire Insurance Co. Ltd.	42,260	1,048,440
Hyundai Merchant Marine Co. Ltd.[a,b]	34,290	758,209
Hyundai Mipo Dockyard Co. Ltd.	7,479	783,869
Hyundai Mobis Co. Ltd.	48,809	12,929,394
Hyundai Motor Co.[b]	110,395	23,140,842

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

Hyundai Securities Co. Ltd.	91,940	$687,136
Hyundai Steel Co.	39,911	2,965,195
Hyundai Wia Corp.	10,673	1,571,745
Industrial Bank of Korea	121,020	1,316,569
Kangwon Land Inc.[b]	65,490	1,349,623
KB Financial Group Inc.	264,112	8,444,576
KCC Corp.	3,014	759,748
Kia Motors Corp.[b]	187,548	12,955,223
Korea Aerospace Industries Ltd.	26,280	627,582
Korea Electric Power Corp.[a]	186,050	4,163,242
Korea Exchange Bank	197,710	1,468,890
Korea Gas Corp.	18,390	722,181
Korea Investment Holdings Co. Ltd.	29,910	915,322
Korea Life Insurance Co. Ltd.	141,390	815,357
Korea Zinc Co. Ltd.	5,886	1,999,093
Korean Air Lines Co. Ltd.[a]	27,366	1,169,068
KP Chemical Corp.	31,370	337,110
KT Corp.	21,350	608,988
KT&G Corp.	79,974	5,892,170
Kumho Petro Chemical Co. Ltd.	9,272	1,012,796
LG Chem Ltd.[b]	33,199	9,220,109
LG Corp.	68,809	3,560,267
LG Display Co. Ltd.[a]	166,070	3,591,298
LG Electronics Inc.[b]	76,190	4,204,980
LG Household & Health Care Ltd.	6,610	3,408,407
LG Innotek Co. Ltd.[a]	6,511	509,075
LG Uplus Corp.	181,590	1,060,028
Lotte Confectionery Co. Ltd.	455	634,233
Lotte Shopping Co. Ltd.	7,208	1,848,818
LS Corp.	12,263	963,144
LS Industrial Systems Co. Ltd.	10,423	605,675
Mando Corp.	8,750	1,265,340
Mirae Asset Securities Co. Ltd.	17,100	447,682
NCsoft Corp.	10,906	2,160,702
NHN Corp.	29,391	7,148,723
OCI Co. Ltd.[b]	11,077	1,969,244
ORION Corp.	2,431	1,928,674
POSCO	46,918	15,125,803
S-Oil Corp.	32,187	2,738,653
S1 Corp.	11,837	604,086
Samsung C&T Corp.	89,660	5,099,072
Samsung Card Co. Ltd.	31,908	944,011
Samsung Electro-Mechanics Co. Ltd.	43,021	4,033,367

Security	Shares	Value

Samsung Electronics Co. Ltd.	79,002	$91,465,887
Samsung Engineering Co. Ltd.	21,505	3,471,233
Samsung Fire & Marine Insurance Co. Ltd.	25,899	4,856,241
Samsung Heavy Industries Co. Ltd.[b]	115,630	4,003,904
Samsung Life Insurance Co. Ltd.	42,079	3,453,781
Samsung SDI Co. Ltd.	24,842	3,130,998
Samsung Securities Co. Ltd.	41,044	1,760,649
Samsung Techwin Co. Ltd.	27,218	1,757,359
Shinhan Financial Group Co. Ltd.	294,380	9,425,367
Shinsegae Co. Ltd.	5,064	933,859
SK C&C Co. Ltd.[b]	15,297	1,352,969
SK Holdings Co. Ltd.	18,316	2,510,983
SK Hynix Inc.[a]	373,120	7,161,264
SK Innovation Co. Ltd.	43,299	5,955,108
SK Networks Co. Ltd.	85,300	671,460
SK Telecom Co. Ltd.	6,937	886,586
STX Pan Ocean Co. Ltd.[b]	77,760	269,259
Woongjin Coway Co. Ltd.	38,550	1,207,005
Woori Finance Holdings Co. Ltd.	261,410	2,577,974
Woori Investment & Securities Co. Ltd.	88,259	850,877
Yuhan Corp.	6,469	709,480

		364,665,350
TAIWAN — 14.36%
Acer Inc.[a]	1,755,000	1,615,004
Advanced Semiconductor Engineering Inc.	3,428,305	2,669,031
Advantech Co. Ltd.	214,000	759,890
Airtac International Group	32,000	162,174
Asia Cement Corp.	1,383,760	1,755,508
ASUSTeK Computer Inc.	484,100	4,495,185
AU Optronics Corp.[a]	5,315,580	1,646,470
Capital Securities Corp.	1,227,500	417,454
Catcher Technology Co. Ltd.	404,000	1,953,155
Cathay Financial Holding Co. Ltd.	4,851,060	4,803,750
Chang Hwa Commercial Bank Ltd.	2,812,460	1,528,485
Cheng Shin Rubber Industry Co. Ltd.	1,097,600	2,920,346
Cheng Uei Precision Industry Co. Ltd.	346,383	635,194
Chicony Electronics Co. Ltd.	362,948	701,875
Chimei Innolux Corp.[a]	3,762,000	1,197,869
China Airlines Ltd.	1,922,330	801,171
China Development Financial Holding Corp.	9,093,734	2,134,530

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

China Life Insurance Co. Ltd.	1,106,355	$1,077,121
China Motor Co. Ltd.	344,000	294,194
China Petrochemical Development Corp.	1,075,800	887,757
China Steel Corp.	8,227,640	7,310,715
Chinatrust Financial Holding Co. Ltd.	7,234,298	4,341,664
Chunghwa Telecom Co. Ltd.	2,758,110	8,276,399
Clevo Co.	342,000	450,983
Compal Electronics Inc.	3,078,000	2,894,044
CTCI Corp.	342,000	637,419
Delta Electronics Inc.	1,368,000	4,629,557
E Ink Holdings Inc.	684,000	665,926
E.Sun Financial Holding Co. Ltd.	2,736,914	1,501,116
Epistar Corp.	527,000	987,494
Eternal Chemical Co. Ltd.	499,350	379,601
EVA Airways Corp.	1,205,400	707,345
Evergreen Marine Corp. Ltd.	1,054,095	579,897
Everlight Electronics Co. Ltd.	342,000	538,215
Far Eastern Department Stores Co. Ltd.	684,340	723,300
Far Eastern New Century Corp.	2,093,460	2,348,752
Far EasTone Telecommunications Co. Ltd.	1,196,000	3,014,674
Farglory Land Development Co. Ltd.	246,000	399,030
Feng Hsin Iron & Steel Co. Ltd.	342,000	545,056
First Financial Holding Co. Ltd.	4,104,440	2,504,334
Formosa Chemicals & Fibre Corp.	2,070,000	5,479,970
Formosa International Hotels Corp.	22,300	239,785
Formosa Petrochemical Corp.	808,000	2,343,786
Formosa Plastics Corp.	2,873,000	7,950,621
Formosa Taffeta Co. Ltd.	424,000	370,386
Foxconn Technology Co. Ltd.	506,850	1,799,767
Fubon Financial Holding Co. Ltd.	3,492,697	3,668,249
Giant Manufacturing Co. Ltd.	214,000	1,177,294
Highwealth Construction Corp.	342,000	533,083
Hiwin Technologies Corp.	113,610	1,051,155
Hon Hai Precision Industry Co. Ltd.	6,687,300	18,862,902
Hotai Motor Co. Ltd.	172,000	1,152,688
HTC Corp.	509,450	4,959,887
Hua Nan Financial Holdings Co. Ltd.	3,492,151	1,979,380
Inotera Memories Inc.[a]	1,347,000	255,545
Inventec Corp.	1,610,460	482,722
Kinsus Interconnect Technology Corp.	194,000	545,923
Largan Precision Co. Ltd.	69,000	1,414,854

Security	Shares	Value

LCY Chemical Corp.	364,993	$492,864
Lite-On Technology Corp.	1,461,415	1,839,407
Macronix International Co. Ltd.	2,415,380	598,359
MediaTek Inc.	696,000	5,917,479
Mega Financial Holding Co. Ltd.	5,616,280	4,559,687
Motech Industries Inc.[a]	222,149	241,833
MStar Semiconductor Inc.	342,367	2,185,989
Nan Kang Rubber Tire Co. Ltd.	358,874	504,942
Nan Ya Plastics Corp.	3,420,000	6,670,668
Nan Ya Printed Circuit Board Corp.	138,510	211,050
Novatek Microelectronics Corp. Ltd.	359,000	1,048,542
Pegatron Corp.	1,155,000	1,513,428
Phison Electronics Corp.	86,000	702,509
Pou Chen Corp.	1,497,000	1,355,124
Powertech Technology Inc.	502,200	1,013,023
President Chain Store Corp.	418,000	2,188,080
Quanta Computer Inc.	1,786,000	4,668,581
Radiant Opto-Electronics Corp.	342,000	1,345,536
Realtek Semiconductor Corp.	342,970	595,774
Richtek Technology Corp.	99,000	551,238
Ruentex Development Co. Ltd.	423,906	720,820
Ruentex Industries Ltd.	353,855	696,089
Shin Kong Financial Holding Co. Ltd.[a]	4,236,000	1,292,303
Siliconware Precision Industries Co. Ltd.	2,142,575	2,385,997
Simplo Technology Co. Ltd.	198,550	1,125,398
Sino-American Silicon Products Inc.	342,398	425,251
SinoPac Financial Holdings Co. Ltd.	4,233,252	1,827,811
Standard Foods Corp.	209,560	560,364
Synnex Technology International Corp.	909,000	1,985,146
Taishin Financial Holdings Co. Ltd.	3,429,600	1,395,053
Taiwan Business Bank Ltd.[a]	1,821,279	533,161
Taiwan Cement Corp.	2,394,000	2,785,716
Taiwan Cooperative Financial Holding Co. Ltd.[a]	2,862,560	1,741,826
Taiwan Fertilizer Co. Ltd.	525,000	1,246,312
Taiwan Glass Industry Corp.	714,780	679,211
Taiwan Mobile Co. Ltd.	1,233,000	4,069,917
Taiwan Semiconductor Manufacturing Co. Ltd.	17,559,670	47,422,965
Teco Electric and Machinery Co. Ltd.	1,026,000	653,383
TPK Holding Co. Ltd.	106,974	1,194,842
Transcend Information Inc.	137,000	369,993

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2012

Security	Shares	Value

Tripod Technology Corp.	342,540	$778,902
TSRC Corp.	407,110	929,800
Tung Ho Steel Enterprise Corp.	479,000	430,409
U-Ming Marine Transport Corp.	382,000	598,616
Uni-President Enterprises Co.	2,796,560	4,699,396
Unimicron Technology Corp.	923,000	1,037,096
United Microelectronics Corp.	8,978,000	3,771,703
Walsin Lihwa Corp.	2,239,000	676,347
Wan Hai Lines Ltd.	802,100	397,139
Wintek Corp.	1,039,038	455,559
Wistron Corp.	1,490,299	1,607,441
WPG Holdings Co. Ltd.	1,026,240	1,091,508
Yang Ming Marine Transport Corp.	1,057,300	433,601
Yuanta Financial Holding Co. Ltd.	5,814,858	2,714,279
Yulon Motor Co. Ltd.	589,000	1,032,972
Zhen Ding Technology Holding Ltd.[a]	79,000	238,113

		262,368,233
THAILAND — 2.93%
Advanced Information Service PCL NVDR	593,800	3,773,753
Bangkok Bank PCL Foreign	581,400	3,842,745
Bangkok Bank PCL NVDR	393,925	2,453,426
Bank of Ayudhya PCL NVDR	1,583,100	1,634,914
Banpu PCL NVDR	93,600	1,189,704
BEC World PCL NVDR	849,100	1,517,695
Charoen Pokphand Foods PCL NVDR	1,958,900	2,069,699
CP All PCL NVDR	3,379,400	3,651,084
Glow Energy PCL NVDR	440,500	850,346
Indorama Ventures PCL NVDR	912,700	862,816
IRPC PCL NVDR	8,910,300	1,024,953
Kasikornbank PCL Foreign	800,700	4,503,460
Kasikornbank PCL NVDR	478,875	2,662,953
Krung Thai Bank PCL NVDR	2,668,300	1,390,534
PTT Exploration & Production PCL NVDR	872,100	4,212,240
PTT Global Chemical PCL NVDR	1,112,376	2,094,321
PTT PCL NVDR	581,400	6,022,765
Siam Cement PCL Foreign	205,200	2,275,653
Siam Cement PCL NVDR	68,400	712,908
Siam Commercial Bank PCL NVDR	1,064,600	5,429,562
Thai Oil PCL NVDR	686,200	1,286,489

		53,462,020

TOTAL COMMON STOCKS
(Cost: $1,876,259,529)		1,805,239,816

Security	Shares	Value

PREFERRED STOCKS — 0.75%

SOUTH KOREA — 0.75%
Hyundai Motor Co. Ltd.	15,705	$922,332
Hyundai Motor Co. Ltd. Series 2	27,465	1,819,462
LG Chem Ltd.	6,164	526,649
Samsung Electronics Co. Ltd.	14,708	10,524,066

		13,792,509

TOTAL PREFERRED STOCKS
(Cost: $11,701,734)		13,792,509

SHORT-TERM INVESTMENTS — 5.66%

MONEY MARKET FUNDS — 5.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	95,134,133	95,134,133
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	6,512,541	6,512,541
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	1,691,141	1,691,141

		103,337,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $103,337,815)		103,337,815

TOTAL INVESTMENTS IN SECURITIES — 105.25%
(Cost: $1,991,299,078)		1,922,370,140
Other Assets, Less Liabilities — (5.25)%		(95,929,754)

NET ASSETS — 100.00%		$1,826,440,386

NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.21%

CHINA — 15.95%
361 Degrees International Ltd.	30,000	$6,732
Ajisen (China) Holdings Ltd.[a]	14,000	9,732
AMVIG Holdings Ltd.	16,000	7,243
Anhui Expressway Co. Ltd. Class H	14,000	6,283
Anxin-China Holdings Ltd.	52,000	9,657
Asia Cement China Holdings Corp.[a]	16,000	6,438
Asian Citrus Holdings Ltd.	21,000	10,048
Baoye Group Co. Ltd. Class H	18,000	9,216
Beijing Capital Land Ltd. Class H	42,000	12,892
Beijing Enterprises Water Group Ltd.[a]	76,000	14,213
Beijing Jingkelong Co. Ltd. Class H	8,000	5,427
Beijing Jingneng Clean Energy Co. Ltd.	52,000	11,736
Billion Industrial Holdings Ltd.	18,000	9,565
Biostime International Holdings Ltd.	3,500	7,854
BYD Electronic International Co. Ltd.	33,000	6,554
C C Land Holdings Ltd.	51,000	10,984
Central China Real Estate Ltd.	28,000	6,861
Chaowei Power Holdings Ltd.	12,000	7,042
Chigo Holding Ltd.[b]	184,000	3,773
Chiho-Tiande Group Ltd.	10,000	5,159
China Aerospace International Holdings Ltd.	140,000	10,111
China All Access Holdings Ltd.	36,000	6,872
China Aoyuan Property Group Ltd.	91,000	11,854
China Automation Group Ltd.	28,000	5,020
China Datang Corp. Renewable Power Co. Ltd. Class H	81,000	9,298
China Dongxiang (Group) Co. Ltd.	78,000	6,136
China Everbright International Ltd.	59,000	30,666
China Haidian Holdings Ltd.	76,000	8,038
China High Speed Transmission Equipment Group Co. Ltd.[a]	38,000	10,243
China Huiyuan Juice Group Ltd.[b]	28,500	9,447
China Kingstone Mining Holdings Ltd.[a,b]	155,000	3,179
China Lilang Ltd.	12,000	7,320
China Lumena New Materials Corp.[a]	76,000	11,958
China Medical System Holdings Ltd.[a]	20,400	10,103
China Merchants China Direct Investments Ltd.	12,000	15,012
China Metal Recycling Holdings Ltd.[a]	13,800	9,807

Security	Shares	Value

China Modern Dairy Holdings Ltd.[b]	47,000	$12,487
China Oil and Gas Group Ltd.[b]	140,000	13,903
China Overseas Grand Oceans Group Ltd.	15,000	13,639
China Pharmaceutical Group Ltd.[a,b]	36,000	9,007
China Power International Development Ltd.	49,000	13,334
China Power New Energy Development Co. Ltd.[a,b]	220,000	8,087
China Precious Metal Resources Holdings Co. Ltd.[a,b]	52,000	7,444
China Properties Group Ltd.[b]	34,000	11,313
China Rare Earth Holdings Ltd.	48,000	10,215
China Sanjiang Fine Chemicals Co. Ltd.	30,000	7,313
China SCE Property Holdings Ltd.	35,000	8,125
China Shineway Pharmaceutical Group Ltd.	10,000	14,213
China Singyes Solar Technologies Holdings Ltd.	16,000	5,200
China South City Holdings Ltd.	52,000	7,847
China Suntien Green Energy Corp. Ltd. Class H	47,000	7,880
China Travel International Investment Hong Kong Ltd.[a]	84,000	15,384
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	43,000	6,378
China Water Affairs Group Ltd.	36,000	8,729
China Wireless Technologies Ltd.	52,000	7,914
Chinasoft International Ltd.[b]	30,000	6,423
Chongqing Machinery & Electric Co. Ltd. Class H	44,000	5,561
CITIC Resources Holdings Ltd.[b]	94,000	13,578
Comba Telecom Systems Holdings Ltd.	23,500	6,334
Cosco International Holdings Ltd.	26,000	9,926
DaChan Food Asia Ltd.	52,000	8,920
DBA Telecommunications (Asia) Holdings Ltd.	20,000	12,459
Digital China Holdings Ltd.	19,000	29,651
Fantasia Holdings Group Co. Ltd.[a]	91,500	9,323
First Tractor Co. Ltd. Class Hb	12,000	9,410
Fufeng Group Ltd.	25,000	7,900
Global Bio-Chem Technology Group Co. Ltd.	56,000	6,500
Global Energy Resources International Group Ltd.[b]	520,000	4,292
Glorious Property Holdings Ltd.[b]	83,000	12,417

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Golden Meditech Holdings Ltd.[b]	88,000	$9,761
Goldlion Holdings Ltd.	16,000	6,768
Greentown China Holdings Ltd.[a]	22,000	23,238
Guangzhou Pharmaceutical Co. Ltd. Class Ha	6,000	10,478
Haitian International Holdings Ltd.[a]	16,000	15,435
Harbin Electric Co. Ltd. Class H	18,000	13,511
Henderson Investment Ltd.	133,000	9,777
Heng Tai Consumables Group Ltd.[b]	240,000	5,633
Hi Sun Technology (China) Ltd.[a,b]	57,000	6,322
Hidili Industry International Development Ltd.	37,000	8,542
HKC (Holdings) Ltd.	229,000	8,713
Hopson Development Holdings Ltd.[a,b]	20,000	12,871
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	44,000	7,945
Hunan Nonferrous Metal Corp. Ltd. Class Hb	48,000	14,919
Interchina Holdings Co. Ltd.[b]	180,000	10,098
Jinchuan Group International Resources Co. Ltd.[b]	28,000	4,370
Ju Teng International Holdings Ltd.	34,000	9,735
Kai Yuan Holdings Ltd.[b]	420,000	10,292
Kaisa Group Holdings Ltd.[b]	53,000	9,638
Kingboard Laminates Holdings Ltd.[a]	32,000	12,092
Kingdee International Software Group Co. Ltd.[a,b]	50,000	5,804
Kingsoft Corp. Ltd.	25,000	10,382
Kingway Brewery Holdings Ltd.	28,000	8,125
KWG Property Holdings Ltd.	35,000	19,410
Labixiaoxin Snacks Group Ltd.	17,000	5,437
Li Ning Co. Ltd.	20,000	10,318
Lianhua Supermarket Holdings Co. Ltd. Class H	10,000	9,931
Lijun International Pharmaceutical Holding Co. Ltd.	40,000	9,802
Magic Holdings International Ltd.	25,000	8,996
Maoye International Holdings Ltd.	40,000	6,242
Microport Scientific Corp.	17,000	7,235
MIE Holdings Corp.[a]	26,000	6,639
Min Xin Holdings Ltd.	18,000	9,820
Minth Group Ltd.[a]	18,000	18,456
New World Department Store China Ltd.	14,000	7,584

Security	Shares	Value

North Mining Shares Co. Ltd.[b]	280,000	$12,820
NVC Lighting Holdings Ltd.	35,000	6,365
Pacific Online Ltd.	27,000	8,880
PCD Stores Ltd.	92,000	6,645
Peak Sport Products Co. Ltd.	29,000	4,226
Phoenix Satellite Television Holdings Ltd.[a]	32,000	9,657
Ports Design Ltd.	10,500	10,333
Pou Sheng International Holdings Ltd.[b]	87,000	6,957
Powerlong Real Estate Holdings Ltd.	66,000	11,491
Prince Frog International Holdings Ltd.[a]	13,000	3,471
Qingling Motors Co. Ltd. Class H	26,000	5,801
Real Nutriceutical Group Ltd.	25,000	6,674
Regent Manner International Holdings Ltd.	28,000	5,308
Renhe Commercial Holdings Co. Ltd.[a,b]	302,000	12,464
REXLot Holdings Ltd.[a]	200,000	12,639
Road King Infrastructure Ltd.	18,000	11,677
Semiconductor Manufacturing International Corp.[b]	446,000	16,394
Shandong Chenming Paper Holdings Ltd. Class H	15,500	4,918
Shanghai Industrial Urban Development Group Ltd.[b]	54,000	9,263
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	58,000	7,630
Shanghai Prime Machinery Co. Ltd. Class H	42,000	5,742
Shenzhen Expressway Co. Ltd. Class H	20,000	7,248
Shenzhen International Holdings Ltd.	262,500	16,589
Shenzhen Investment Ltd.	72,000	16,622
Shenzhou International Group Holdings Ltd.	9,000	15,902
Shougang Concord International Enterprises Co. Ltd.[b]	224,000	10,689
Silver Grant International Industries Ltd.	52,000	8,383
Sino Biopharmaceutical Ltd.[a]	76,000	28,817
Sino Oil And Gas Holdings Ltd.[b]	290,000	6,620
Sinofert Holdings Ltd.	54,000	11,004
Sinolink Worldwide Holdings Ltd.[b]	152,000	9,802
Sinopec Kantons Holdings Ltd.[a]	24,000	18,758
Sinotrans Ltd. Class H	49,000	6,004
Sinotrans Shipping Ltd.	48,000	10,029
Skyworth Digital Holdings Ltd.	44,000	17,024
Sparkle Roll Group Ltd.	72,000	4,225
SRE Group Ltd.[b]	278,857	11,149
Sunac China Holdings Ltd.	36,000	15,229

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

TCL Communication Technology Holdings Ltd.	17,000	$3,574
TCL Multimedia Technology Holdings Ltd.	24,000	8,388
Tech Pro Technology Development Ltd.[b]	20,000	7,790
Tianjin Development Holdings Ltd.[b]	22,000	10,555
Tianjin Port Development Holdings Ltd.	78,000	8,450
Tianneng Power International Ltd.	20,000	12,355
Tibet 5100 Water Resources Holdings Ltd.[a]	37,000	8,399
Tong Ren Tang Technologies Co. Ltd. Class H	8,000	14,858
Towngas China Co. Ltd.[a]	13,000	9,104
TPV Technology Ltd.	40,000	7,429
Travelsky Technology Ltd. Class H	25,000	12,188
Trony Solar Holdings Co. Ltd.[c]	94,000	5,728
Vinda International Holdings Ltd.	12,000	19,779
Vitar International Holdings Ltd.[b]	110,000	6,455
VODone Ltd.	94,600	7,198
Weiqiao Textile Co. Ltd. Class H	15,000	4,953
West China Cement Ltd.	76,000	11,468
Winsway Coking Coal Holding Ltd.	50,000	7,029
Winteam Pharmaceutical Group Ltd.	38,000	6,763
Xiamen International Port Co. Ltd. Class H	60,000	5,958
Xingda International Holdings Ltd.[a]	27,000	9,089
Xinhua Winshare Publishing and Media Co. Ltd. Class H	16,000	7,037
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	30,000	5,494
XTEP International Holdings Ltd.[a]	22,500	6,906
Yanchang Petroleum International Ltd.[a,b]	150,000	10,640
Yip’s Chemical Holdings Ltd.	10,000	6,500
Yuanda China Holdings Ltd.	76,000	7,743
Yuexiu Real Estate Investment Trust	24,000	11,236
Yuexiu Transport Infrastructure Ltd.	20,000	9,647
Yuzhou Properties Co.[a]	31,200	7,364

		1,671,424
HONG KONG — 9.78%
AAC Technologies Holdings Inc.	18,000	52,582
Bonjour Holdings Ltd.[a]	40,000	5,984
Brightoil Petroleum (Holdings) Ltd.[a]	69,000	13,527
Cafe de Coral Holdings Ltd.	8,000	23,009
Champion REIT	67,000	29,466
China Daye Non-Ferrous Metals Mining Ltd.[b]	178,000	8,035

Security	Shares	Value

China Financial International Investments Ltd.[b]	90,000	$5,456
Chow Sang Sang Holdings International Ltd.	8,000	16,323
Citic Telecom International Holdings Ltd.	37,000	7,110
CSI Properties Ltd.	176,000	8,058
CST Mining Group Ltd.[b]	792,000	11,849
Dah Sing Banking Group Ltd.	13,200	12,189
Dah Sing Financial Holdings Ltd.	4,800	15,384
Emperor Watch & Jewellery Ltd.[a]	80,000	7,222
ERA Mining Machinery Ltd.[b]	96,000	10,772
Esprit Holdings Ltd.[a]	33,400	40,621
EVA Precision Industrial Holdings Ltd.	80,000	6,087
G-Resources Group Ltd.[b]	447,000	25,943
Giordano International Ltd.	32,000	22,369
Glorious Sun Enterprises Ltd.	26,000	8,081
Great Eagle Holdings Ltd.	8,000	20,285
HKR International Ltd.	27,200	10,068
Honbridge Holdings Ltd.[b]	56,000	4,261
Hongkong Chinese Ltd.	47,259	7,314
Hutchison Telecommunications Hong Kong Holdings Ltd.	36,000	17,504
I.T Ltd.	14,000	5,886
Johnson Electric Holdings Ltd.	46,000	26,994
K. Wah International Holdings Ltd.	42,000	15,384
Kingston Financial Group Ltd.	97,000	9,758
Kowloon Development Co. Ltd.	12,000	11,716
Luk Fook Holdings International Ltd.[a]	8,000	19,397
Man Wah Holdings Ltd.	13,600	5,087
Melco International Development Ltd.	21,000	15,898
Midland Holdings Ltd.	26,000	13,950
Mongolia Energy Corp. Ltd.[b]	139,000	5,468
New World China Land Ltd.	74,000	28,441
Newocean Energy Holdings Ltd.	36,000	7,522
Oriental Watch Holdings Ltd.	18,000	5,502
Pacific Basin Shipping Ltd.	52,000	23,137
Pacific Textile Holdings Ltd.	13,000	9,087
Pico Far East Holdings Ltd.	60,000	13,155
Prosperity REIT	67,000	17,023
Regal Hotels International Holdings Ltd.	30,000	11,685
Regal REIT	35,000	8,486
Sa Sa International Holdings Ltd.	24,000	14,641
Sateri Holdings Ltd.[a]	24,000	5,355

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Shun Tak Holdings Ltd.	36,000	$12,536
Silver Base Group Holdings Ltd.[a]	21,000	8,559
Singamas Container Holdings Ltd.	50,000	10,447
Sinopoly Battery Ltd.[b]	200,000	7,222
SmarTone Telecommunications Holding Ltd.	9,000	19,036
SOCAM Development Ltd.	12,000	11,607
Stella International Holdings Ltd.[a]	11,000	27,494
Sunlight REIT	40,000	14,754
Techtronic Industries Co. Ltd.	31,500	42,657
Television Broadcasts Ltd.	7,000	50,196
Texwinca Holdings Ltd.	16,000	15,105
Trinity Ltd.	24,000	15,693
Truly International Holdings Ltd.	48,000	7,119
United Laboratories International Holdings Ltd. (The)	16,000	7,614
Value Partners Group Ltd.	23,000	10,590
Vitasoy International Holdings Ltd.	22,000	19,578
VTech Holdings Ltd.	4,400	51,782
Xinyi Glass Holdings Co. Ltd.	46,000	23,256
YGM Trading Ltd.	2,631	5,986

		1,024,302
INDIA — 7.87%
Amtek Auto Ltd.	6,813	12,581
Apollo Hospitals Enterprise Ltd.	2,179	24,689
Arvind Ltd.[b]	5,918	7,635
Ashok Leyland Ltd.	38,618	15,485
Aurobindo Pharma Ltd.	6,586	12,908
Bata India Ltd.	695	11,120
Bharat Forge Ltd.	4,065	21,946
Biocon Ltd.	2,785	12,063
Bombay Rayon Fashions Ltd.	3,142	13,954
Britannia Industries Ltd.	1,480	12,365
Century Textiles & Industries Ltd.	2,961	15,451
CESC Ltd.	3,663	19,624
Chambal Fertilizers & Chemicals Ltd.	5,580	7,154
Core Education & Technologies Ltd.	2,148	11,197
Educomp Solutions Ltd.	2,708	7,800
Emami Ltd.	1,824	16,312
Federal Bank Ltd.	4,122	30,707
Financial Technologies India Ltd.	1,166	15,109
Gateway Distriparks Ltd.	2,262	5,771
Gitanjali Gems Ltd.	1,313	7,738

Security	Shares	Value

Godrej Industries Ltd.	2,939	$12,577
Gujarat Gas Co. Ltd.	1,690	9,400
Havells India Ltd.	1,596	15,402
Hexaware Technologies Ltd.	8,044	16,510
Housing Development & Infrastructure Ltd.[b]	12,499	17,833
IFCI Ltd.	25,200	16,040
Indiabulls Financial Services Ltd.	6,467	26,431
Indiabulls Real Estate Ltd.	15,952	16,019
Indian Hotels Co. Ltd.	15,384	16,362
Indraprastha Gas Ltd.	1,471	6,177
IRB Infrastructure Developers Ltd.	4,727	10,777
IVRCL Ltd. Class L	12,497	9,898
Jammu & Kashmir Bank Ltd.	1,168	19,213
Jindal Saw Ltd.	6,126	13,202
Jubilant Foodworks Ltd.[b]	788	15,936
Karnataka Bank Ltd.	10,977	18,869
Kemrock Industries & Exports Ltd.	1,556	11,152
Lanco Infratech Ltd.[b]	31,524	7,170
Maharashtra Seamless Ltd.	2,756	16,638
Mahindra & Mahindra Financial Services Ltd.	1,673	21,348
Manappuram Finance Ltd.	15,098	9,108
MAX India Ltd.[b]	5,618	17,764
McLeod Russel India Ltd.	2,786	16,088
Merck Ltd.[b]	501	5,498
Monnet Ispat & Energy Ltd.	1,940	10,645
Pipavav Defence & Offshore Engineering Co. Ltd.[b]	7,169	7,825
Punj Lloyd Ltd.	15,113	13,845
Rajesh Exports Ltd.	3,433	8,037
Raymond Ltd.	1,629	10,120
Redington India Ltd.	9,592	11,745
Ruchi Soya Industries Ltd.	5,990	9,160
Shree Renuka Sugars Ltd.	19,933	11,075
Sintex Industries Ltd.	9,735	10,503
Strides Arcolab Ltd.	1,519	19,456
Tata Global Beverages Ltd.	11,036	25,201
Thermax Ltd.	1,836	15,960
Torrent Pharmaceuticals Ltd.	1,102	13,208
Voltas Ltd.	9,135	17,460
Wockhardt Ltd.[b]	759	13,317

		824,578
INDONESIA — 5.05%
PT ABM Investama Tbk[b]	27,500	10,387

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

PT Agung Podomoro Land Tbk[b]	182,000	$6,634
PT AKR Corporindo Tbk	44,500	17,161
PT Alam Sutera Realty Tbk	243,000	11,810
PT Bakrie and Brothers Tbk[b]	2,383,500	12,591
PT Bakrie Sumatera Plantations Tbk	353,500	6,349
PT Bakrie Telecom Tbk[b]	587,000	10,605
PT Bakrieland Development Tbk[b]	1,074,500	6,925
PT Bank Bukopin Tbk	98,500	6,556
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	137,000	13,606
PT Bank Tabungan Negara (Persero) Tbk	68,500	9,915
PT Barito Pacific Tbk[b]	114,000	6,263
PT Benakat Petroleum Energy Tbk[b]	463,000	9,734
PT Bhakti Investama Tbk	540,500	23,128
PT Bisi International Tbk	94,000	11,719
PT BW Plantation Tbk	45,000	7,036
PT Ciputra Development Tbk	276,500	18,988
PT Ciputra Property Tbk	158,000	10,517
PT Citra Marga Nusaphala Persada Tbk	50,500	10,804
PT Delta Dunia Makmur Tbk[b]	168,500	4,896
PT Energi Mega Persada Tbk[b]	804,500	10,200
PT Gajah Tunggal Tbk	39,000	9,580
PT Garuda Indonesia (Persero) Tbk[b]	198,500	15,519
PT Hexindo Adiperkasa Tbk	11,500	8,748
PT Holcim Indonesia Tbk	46,000	12,757
PT Indah Kiat Pulp and Paper Tbk[b]	101,000	13,125
PT Indika Energy Tbk	46,000	8,359
PT Japfa Comfeed Indonesia Tbk	21,500	9,881
PT Kawasan Industri Jababeka Tbk[b]	526,500	10,180
PT Krakatau Steel (Persero) Tbk	90,000	7,132
PT Lippo Karawaci Tbk	452,000	42,502
PT Medco Energi Internasional Tbk	41,000	7,494
PT Mitra Adiperkasa Tbk	18,500	14,073
PT Multistrada Arah Sarana Tbk	146,500	7,429
PT Pakuwon Jati Tbk[b]	487,000	11,577
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	60,500	17,578
PT Ramayana Lestari Sentosa Tbk	99,500	13,246
PT Resource Alam Indonesia Tbk	20,500	7,472
PT Sampoerna Agro Tbk	22,000	6,973
PT Sentul City Tbk[b]	398,500	9,263
PT Summarecon Agung Tbk	128,500	21,994
PT Surya Semesta Internusa Tbk	112,579	13,678

Security	Shares	Value

PT Timah (Persero)Tbk	57,000	$8,009
PT Tower Bersama Infrastructure Tbk	34,500	14,307
PT Trada Maritime Tbk	128,500	12,083

		528,783
MALAYSIA — 6.08%
Aeon Credit Service (M) Bhd	5,100	17,991
Affin Holdings Bhd	8,800	10,264
APM Automotive Holdings Bhd	5,900	9,408
CapitaMalls Malaysia Trust Bhd	27,300	14,394
Carlsberg Brewery Malaysia Bhd	4,300	16,296
Dialog Group Bhd	31,700	24,311
DRB-Hicom Bhd	18,600	15,334
Hai-O Enterprise Bhd	11,800	7,843
HAP Seng Consolidated Bhd	17,900	9,895
Hap Seng Plantations Holdings Bhd	6,500	6,522
Hartalega Holdings Bhd	5,400	7,609
IGB Corp. Bhd	23,500	20,575
IJM Land Bhd	13,200	10,587
IJM Plantations Bhd	9,500	10,928
KFC Holdings Malaysia Bhd	4,200	5,100
Kian Joo Can Factory Bhd	12,200	10,136
Kinsteel Bhd	37,500	4,973
KLCC Property Holdings Bhd	8,400	13,662
KNM Group Bhd[b]	40,200	8,093
Kossan Rubber Industries Bhd	8,900	9,015
KPJ Healthcare Bhd	7,200	13,643
Kulim Malaysia Bhd	9,200	15,199
Latexx Partners Bhd	11,800	6,636
Malaysia Building Society Bhd	10,800	8,593
Malaysian Airline System Bhd[b]	26,500	8,976
Malaysian Bulk Carriers Bhd	25,700	13,222
Malaysian Resources Corp. Bhd	40,700	23,539
MBM Resources Bhd	10,240	12,761
Media Prima Bhd	25,200	19,326
MSM Malaysia Holdings Bhd	5,500	8,910
Muhibbah Engineering (M) Bhd	13,500	3,990
Multi-Purpose Holdings Bhd	19,800	22,460
Naim Holdings Bhd	9,200	5,203
OSK Holdings Bhd	16,810	7,735
Pavilion Real Estate Investment Trust	30,000	12,750
POS Malaysia Bhd[b]	13,400	12,460
Puncak Niaga Holdings Bhd[b]	12,300	5,267
QL Resources Bhd	8,700	8,896

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

QSR Brands Bhd	2,800	$5,816
Sarawak Oil Palms Bhd	4,900	10,788
Scomi Group Bhd[b]	132,300	9,089
Sunway Bhd[b]	12,100	8,738
Sunway Real Estate Investment Trust Bhd	32,500	14,851
Supermax Corp. Bhd	16,600	11,617
Ta Ann Holdings Bhd	5,880	8,812
TA Enterprise Bhd	73,300	12,531
TAN Chong Motor Holdings Bhd	8,100	11,466
TIME dotCom Bhd[b]	10,200	11,342
Top Glove Corp. Bhd	10,400	17,879
Tradewinds Malaysia Bhd	2,100	5,643
TSH Resources Bhd	11,800	9,803
Uchi Technologies Bhd	22,800	8,743
Unisem (M) Bhd	12,400	5,111
United Malacca Bhd	3,900	9,471
UOA Development Bhd	10,700	5,847
Wah Seong Corp. Bhd	16,700	9,979
WCT Bhd	20,400	16,492

		636,520
PHILIPPINES — 1.98%
Belle Corp.[b]	120,000	14,430
Cebu Air Inc.	6,100	10,083
Filinvest Land Inc.	333,000	10,849
First Gen Corp.[b]	29,800	13,706
First Philippine Holdings Corp.	7,050	13,088
Lepanto Consolidated Mining Co. Class Bb	187,807	6,209
Lopez Holdings Corp.	79,000	11,014
Manila Water Co. Inc.	16,000	10,004
Megaworld Corp.	271,000	14,671
Nickel Asia Corp.	11,800	7,915
Philex Petroleum Corp.[b]	8,000	7,570
Philippine National Bank[b]	6,124	11,003
PhilWeb Corp.	28,560	10,604
Puregold Price Club Inc.	15,400	9,794
Rizal Commercial Banking Corp.	7,100	7,569
Robinsons Land Corp.	42,200	19,713
Security Bank Corp.	4,200	14,236
SM Development Corp.	36,300	5,391
Vista Land & Lifescapes Inc.	95,000	10,013

		207,862

Security	Shares	Value

SINGAPORE — 9.38%
AIMS AMP Capital Industrial REIT	14,000	$14,459
ARA Asset Management Ltd.[d]	12,000	13,454
Ascendas India Trust	23,000	14,326
Ascott Residence Trust	16,000	15,752
Biosensors International Group Ltd.[b]	20,000	19,771
Boustead Singapore Ltd.	21,000	16,456
Cache Logistics Trust	18,000	15,986
Cambridge Industrial Trust	42,000	20,253
CapitaCommercial Trust	51,000	54,925
CapitaRetail China Trust	13,000	14,993
CDL Hospitality Trusts	17,000	28,009
CSE Global Ltd.	21,000	14,430
Ezion Holdings Ltd.	26,000	19,747
Ezra Holdings Ltd.[b]	22,000	17,505
First REIT	18,000	13,743
First Resources Ltd.	8,000	12,216
Frasers Centrepoint Trust	10,000	14,467
Frasers Commercial Trust	21,000	18,397
GMG Global Ltd.	85,000	8,129
GuocoLeisure Ltd.	16,000	7,394
Ho Bee Investment Ltd.	7,000	7,004
Hyflux Ltd.[a]	16,000	17,874
Indofood Agri Resources Ltd.	15,000	16,757
Jaya Holdings Ltd.[b]	35,000	15,752
K-Green Trust	22,000	17,239
K-REIT Asia	17,000	15,166
LionGold Corp. Ltd.[a,b]	12,000	12,248
Lippo Malls Indonesia Retail Trust	52,000	17,344
M1 Ltd.	5,000	10,167
Mapletree Commercial Trust	15,000	12,899
Mapletree Industrial Trust	29,000	30,299
Mapletree Logistics Trust	20,000	16,315
Midas Holdings Ltd.	50,000	14,667
OSIM International Ltd.	8,000	7,844
Overseas Union Enterprise Ltd.	7,000	14,346
Parkway Life REIT	7,000	11,027
Perennial China Retail Trust	45,000	17,722
Raffles Education Corp. Ltd.[a]	30,000	9,524
Raffles Medical Group Ltd.[a]	5,000	9,966
Sabana Shari’ah Compliant Industrial REIT	19,000	15,423
Sakari Resources Ltd.[a]	16,000	16,845
SATS Ltd.	16,000	33,177

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Singapore Post Ltd.	35,000	$29,536
SMRT Corp. Ltd.[a]	14,000	18,340
Sound Global Ltd.	24,000	11,863
Stamford Land Corp. Ltd.	22,000	9,636
Starhill Global REIT	26,000	14,836
STX OSV Holdings Ltd.	11,000	13,924
Suntec REIT	52,000	60,390
Super Group Ltd.	5,000	8,037
Tat Hong Holdings Ltd.	10,000	7,916
Tiger Airways Holdings Ltd.[b]	14,000	7,876
United Engineers Ltd.	10,000	18,324
UOB-Kay Hian Holdings Ltd.	7,000	9,114
Venture Corp. Ltd.	7,000	41,969
Wheelock Properties Ltd.	4,000	5,835
Wing Tai Holdings Ltd.	9,711	11,005
Yanlord Land Group Ltd.[b]	21,000	20,506

		983,124
SOUTH KOREA — 17.57%
3S Korea Co. Ltd.[b]	1,116	15,053
Able C&C Co. Ltd.	180	9,823
Agabang & Co.	558	6,391
Ahnlab Inc.	134	13,950
AmorePacific Group	87	28,279
Asia Pacific Systems Inc.[b]	790	7,721
Asiana Airlines Inc.[b]	2,780	18,244
Basic House Co. Ltd. (The)[b]	890	8,777
Binggrae Co. Ltd.	236	18,515
Bukwang Pharmaceutical Co. Ltd.	630	7,439
Capro Corp.	680	8,601
Chabio & Diostech Co. Ltd.[b]	1,190	8,841
Cheil Worldwide Inc.	2,530	42,516
CJ CGV Co. Ltd.	530	12,211
CJ E&M Corp.[b]	672	13,819
CJ O Shopping Co. Ltd.	84	13,388
Cosmax Inc.	330	7,983
CrucialTec Co. Ltd.[b]	1,560	10,528
Curexo Inc.[b]	831	5,534
Daeduck Electronics Co.	1,190	11,262
Daesang Corp.	710	8,886
Daishin Securities Co. Ltd.	2,010	14,649
Daou Technology Inc.	1,100	10,994
Daum Communications Corp.	313	30,618
Dong-A Pharmaceutical Co. Ltd.	227	18,712

Security	Shares	Value

Dongsuh Co. Inc.	421	$11,580
Dongyang Mechatronics Corp.	870	9,772
Doosan Engine Co. Ltd.[b]	950	8,528
Duksan Hi-Metal Co. Ltd.[a,b]	513	9,596
EG Corp.	202	10,505
EO Technics Co. Ltd.	383	10,874
Eugene Technology Co. Ltd.	292	4,442
Fila Korea Ltd.	248	14,630
Foosung Co. Ltd.[b]	1,600	6,467
Gamevil Inc.[b]	117	8,061
GemVax & Kael Co. Ltd.[b]	594	19,334
Golfzon Co. Ltd.	194	9,677
Grand Korea Leisure Co. Ltd.[a]	820	17,588
Green Cross Corp.	148	18,981
Green Cross Holdings Corp.	700	8,915
GS Home Shopping Inc.	69	5,749
Halla Climate Control Corp.	1,070	24,133
Hana Tour Service Inc.	360	14,472
Hanall Biopharma Co. Ltd.[b]	1,110	7,344
Handsome Co. Ltd.	500	9,884
Hanil E-Wha Co. Ltd.	1,010	7,906
Hanjin Heavy Industries & Construction Co. Ltd.[b]	1,070	11,404
Hanjin Shipping Co. Ltd.[b]	2,430	31,057
Hanmi Pharm Co. Ltd.[b]	210	15,138
Hansol Paper Co.	1,540	12,327
Hansol Technics Co. Ltd.[b]	550	7,637
Hotel Shilla Co. Ltd.	900	38,567
Huchems Fine Chemical Corp.	810	17,087
Hwa Shin Co. Ltd.	770	6,674
Hyundai Corp.	450	8,100
Hyundai Greenfood Co. Ltd.	1,240	17,383
Hyundai Home Shopping Network Corp.	185	15,512
ICD Co. Ltd.[b]	480	5,519
Iljin Materials Co. Ltd.	570	4,789
Ilyang Pharmaceutical Co. Ltd.[b]	400	7,996
iMarketKorea Inc.	630	12,649
INFINITT Co. Ltd.[b]	1,205	8,899
Infraware Inc.[b]	1,367	10,144
Interflex Co. Ltd.	289	14,953
Interpark Corp.[b]	1,472	6,991
ISU Chemical Co. Ltd.	420	7,764
JCEntertainment Corp.	215	6,751

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Jeonbuk Bank	3,360	$13,254
Jusung Engineering Co. Ltd.[a,b]	1,290	7,827
KEPCO Plant Service & Engineering Co. Ltd.	350	15,463
KIWOOM Securities Co. Ltd.	364	19,252
Koh Young Technology Inc.	330	6,801
Kolon Industries Inc.	498	29,423
Komipharm International Co. Ltd.[b]	1,175	8,584
Korea Petrochemical Ind Co. Ltd.	104	6,255
Korean Reinsurance Co.	2,142	18,528
KT Skylife Co. Ltd.[b]	590	13,202
Kumho Industrial Co. Ltd.[b]	2,000	9,711
Kumho Tire Co. Inc.[b]	1,350	17,791
LG Fashion Corp.	510	12,157
LG Hausys Ltd.	242	13,035
LG International Corp.	842	27,927
LG Life Sciences Ltd.[b]	480	15,114
LIG Insurance Co. Ltd.	1,090	21,161
Lock & Lock Co. Ltd.	480	11,569
Lotte Chilsung Beverage Co. Ltd.	18	20,808
Lotte Midopa Co. Ltd.	620	7,129
Lotte Samkang Co. Ltd.	31	13,901
Lumens Co. Ltd.[b]	1,646	8,517
Medipost Co. Ltd.[b]	156	13,770
MegaStudy Co. Ltd.	143	8,689
Melfas Inc.	414	7,891
Meritz Fire & Marine Insurance Co. Ltd.	1,560	14,074
Namhae Chemical Corp.	1,110	8,914
Namyang Dairy Products Co. Ltd.	19	12,873
Neowiz Games Corp.[b]	352	7,036
NEPES Corp.	721	11,096
Nexen Tire Corp.	950	17,225
NongShim Co. Ltd.	97	18,960
OCI Materials Co. Ltd.	194	7,859
Osung LST Co. Ltd.[b]	843	5,391
Paradise Co. Ltd.	1,110	12,517
Partron Co. Ltd.	1,179	11,992
Pharmicell Co. Ltd.[b]	1,764	11,780
Poongsan Corp.	640	17,236
POSCO Chemtech Co. Ltd.	63	7,790
Posco ICT Co. Ltd.	1,585	9,393
RNL BIO Co. Ltd.[b]	2,620	9,200
S&T Dynamics Co. Ltd.	950	11,175
Samchully Co. Ltd.	155	12,133

Security	Shares	Value

Samsung Fine Chemicals Co. Ltd.	549	$30,154
Samyang Holdings Corp.	223	10,651
SeAH Besteel Corp.	300	8,769
Seegene Inc.[b]	143	6,109
Seoul Semiconductor Co. Ltd.	1,062	20,007
SFA Engineering Corp.	311	11,580
Shinsegae International Co. Ltd.	79	4,814
Silicon Works Co. Ltd.	374	9,659
SK Broadband Co. Ltd.[b]	5,270	13,867
SK Chemicals Co. Ltd.	432	22,390
SK Securities Co. Ltd.	13,350	13,638
SKC Co. Ltd.	580	22,931
SL Corp.	450	7,224
SM Entertainment Co.[b]	315	13,359
Soulbrain Co. Ltd.	288	8,406
Ssangyong Motor Co.[b]	2,010	9,013
STS Semiconductor & Telecommunications Co. Ltd.	1,223	6,036
STX Corp. Co. Ltd.	1,280	10,631
STX Engine Co. Ltd.	820	7,470
STX Offshore & Shipbuilding Co. Ltd.	1,630	14,489
Sung Kwang Bend Co. Ltd.	666	12,429
Sungwoo Hitech Co. Ltd.	918	10,393
Suprema Inc.	500	6,059
Taekwang Industrial Co. Ltd.	11	7,832
Taewoong Co. Ltd.[b]	413	6,776
Taihan Electric Wire Co. Ltd.[b]	5,230	8,905
Tera Resource Co. Ltd.[b]	5,836	6,452
TK Corp.[b]	575	12,867
Tong Yang Life Insurance Co.	1,020	9,834
TONGYANG Securities Inc.	3,980	13,341
ViroMed Co. Ltd.[b]	361	7,599
WeMade Entertainment Co. Ltd.	304	14,197
Wonik IPS Co. Ltd.[b]	1,630	7,799
Woongjin Chemical Co. Ltd.[b]	12,890	7,935
Woongjin Thinkbig Co. Ltd.	870	6,233
YG Entertainment Inc.[b]	256	11,253
Youngone Corp.	600	15,124
Youngone Holdings Co. Ltd.	220	11,675

		1,840,816
TAIWAN — 21.36%
A-DATA Technology Co. Ltd.[b]	11,000	13,405
Ability Enterprise Co. Ltd.	16,000	15,044

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

AcBel Polytech Inc.	25,000	$14,337
Accton Technology Corp.	22,000	11,773
ALI Corp.	11,000	12,158
Alpha Networks Inc.	15,000	10,253
Altek Corp.	16,000	8,962
Ambassador Hotel Ltd. (The)	10,000	9,902
AmTRAN Technology Co. Ltd.	29,000	22,481
Apex Biotechnology Corp.	4,000	10,576
Ardentec Corp.	18,000	12,963
Asia Polymer Corp.	8,000	9,629
BES Engineering Corp.	51,000	11,427
Capella Microsystems Taiwan Inc.	1,000	5,635
Career Technology MFG. Co. Ltd.	9,000	12,648
Chailease Holding Co. Ltd.	18,000	30,488
CHC Resources Corp.	7,000	10,724
Cheng Loong Corp.	39,000	13,978
Chin-Poon Industrial Co.	23,000	25,153
China Bills Finance Corp.	31,000	10,853
China Manmade Fibers Corp.[b]	35,000	11,786
China Metal Products Co. Ltd.	17,680	10,169
China Steel Chemical Corp.	4,000	17,538
China Synthetic Rubber Corp.	16,000	14,910
Chipbond Technology Corp.	16,000	20,112
Chong Hong Construction Co.	5,050	10,254
Chroma ATE Inc.	10,000	22,339
Chun Yuan Steel Industrial Co. Ltd.	30,000	11,703
Chung Hsin Electric & Machinery Manufacturing Corp.	29,000	16,437
Chung Hung Steel Corp.[b]	46,000	11,503
CMC Magnetics Corp.[b]	98,000	15,521
Compal Communications Inc.[b]	9,000	8,342
Compeq Manufacturing Co.	36,000	15,364
Coretronic Corp.	26,000	22,886
CSBC Corp.	15,450	11,178
CyberTAN Technology Inc.	13,000	9,059
D-Link Corp.	22,000	13,350
Depo Auto Parts Ind Co. Ltd.	6,000	12,823
Dynapack International Technology Corp.	4,000	18,338
E-LIFE MALL Corp.	6,000	12,883
Eclat Textile Co. Ltd.	5,000	13,520
Elan Microelectronics Corp.	11,000	17,934
ENG Electric Co. Ltd.	3,000	5,451

Security	Shares	Value

Evergreen International Storage & Transport Corp.	26,000	$14,087
Far Eastern International Bank Ltd.	35,000	13,887
Faraday Technology Corp.	15,000	20,505
Feng Tay Enterprise Co. Ltd.	12,360	12,013
Firich Enterprises Co. Ltd.[b]	9,000	11,583
First Steamship Co. Ltd.	7,000	7,375
FLEXium Interconnect Inc.	5,000	20,255
Forhouse Corp.	21,000	10,678
Formosa Epitaxy Inc.[b]	16,000	10,456
Formosan Rubber Group Inc.	18,000	11,073
G Tech Optoelectronics Corp.	4,000	10,443
Gemtek Technology Corp.	16,000	14,430
Genesis Photonics Inc.[b]	8,000	6,935
Genius Electronic Optical Co. Ltd.	1,000	6,968
Gigabyte Technology Co. Ltd.	19,000	16,597
Gigastorage Corp.	9,000	6,872
Gintech Energy Corp.[b]	11,000	10,819
Global Unichip Corp.	3,000	9,792
Gloria Material Technology Corp.[b]	15,000	14,504
Goldsun Development & Construction Co. Ltd.	39,000	13,328
Grand Pacific Petrochemical Corp.	28,000	12,370
Great Taipei Gas Co. Ltd.	19,000	12,068
Great Wall Enterprise Co. Ltd.	12,000	11,763
Greatek Electronics Inc.	15,000	11,428
Green Energy Technology Inc.	9,177	6,349
HannStar Display Corp.[b]	155,000	9,612
HannsTouch Solution Inc.[b]	32,000	11,950
Hey Song Corp.	12,000	15,364
Ho Tung Chemical Corp.[b]	23,000	13,152
Holy Stone Enterprise Co. Ltd.	16,000	14,564
Huaku Development Co. Ltd.	7,140	14,760
Ichia Technologies Inc.[b]	16,000	7,468
ICP Electronics Inc.	7,000	11,319
Infortrend Technology Inc.	15,000	9,577
Integrated Memory Logic Ltd.[b]	2,000	7,535
International Games System Co. Ltd.	2,000	8,769
ITEQ Corp.	12,000	12,163
Jih Sun Financial Holdings Co. Ltd.	39,000	11,131
Kenda Rubber Industrial Co. Ltd.	13,845	16,803
Kerry TJ Logistics Co. Ltd.	11,000	13,937
King Slide Works Co. Ltd.	2,000	11,603

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

King Yuan Electronics Co. Ltd.	45,000	$19,730
King’s Town Bank[b]	19,000	12,606
Kinpo Electronics Inc.	62,000	13,065
Lien Hwa Industrial Corp.	16,000	9,762
LITE-ON IT Corp.	13,000	12,158
Makalot Industrial Co. Ltd.	5,000	13,803
Masterlink Securities Corp.	42,000	12,561
Medigen Biotechnology Corp.[b]	2,000	4,248
Mercuries & Associates Ltd.	8,320	6,935
Merida Industry Co. Ltd.	5,000	21,672
Micro-Star International Co. Ltd.	35,000	16,396
Microbio Co. Ltd.	11,000	13,112
MIN AIK Technology Co. Ltd.	6,000	14,544
MiTAC International Corp.	46,000	14,172
National Petroleum Co. Ltd.	9,000	8,972
Neo Solar Power Corp.[b]	17,000	10,713
Nien Hsing Textile Co. Ltd.	15,000	9,427
Oriental Union Chemical Corp.	15,400	17,766
Pan-International Industrial Corp.[b]	16,000	16,271
PChome Online Inc.	2,000	12,870
Phihong Technology Co. Ltd.	9,000	7,352
Pixart Imaging Inc.	6,000	17,564
President Securities Corp.	27,000	13,683
Prince Housing & Development Corp.	19,000	12,195
Qisda Corp.[b]	69,000	15,322
Rechi Precision Co. Ltd.	10,000	8,836
Ritek Corp.[b]	106,000	14,031
Sanyang Industry Co. Ltd.	22,000	14,414
Senao International Co. Ltd.	3,000	11,203
Sheng Yu Steel Co. Ltd.	18,000	11,103
Shih Wei Navigation Co. Ltd.	14,000	12,580
Shihlin Electric & Engineering Corp.	14,000	16,197
Shin Zu Shing Co. Ltd.	5,000	14,337
Shinkong Synthetic Fibers Corp.	49,000	14,491
Silicon Integrated Systems Corp.	34,000	11,676
Silitech Technology Corp.	4,000	8,189
Sincere Navigation Corp.	14,000	12,393
Solar Applied Materials Technology Corp.	12,000	16,204
Solartech Energy Corp.	9,000	6,136
Springsoft Inc.	9,000	12,738
St.Shine Optical Co. Ltd.	2,000	22,706
Ta Chen Stainless Pipe Co. Ltd.	28,000	13,397
Ta Chong Bank Ltd.[b]	48,000	14,916

Security	Shares	Value

Taichung Commercial Bank Co. Ltd.[b]	45,000	$14,344
Tainan Spinning Co. Ltd.	32,000	13,177
Taiwan Cogeneration Corp.	15,000	9,502
Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	15,544
Taiwan Land Development Corp.[b]	29,000	11,264
Taiwan Paiho Ltd.	15,000	9,602
Taiwan Prosperity Chemical Corp.	3,000	5,321
Taiwan Secom Co. Ltd.	9,000	17,974
Taiwan Surface Mounting Technology Co. Ltd.	7,490	11,575
Taiwan TEA Corp.	24,000	11,923
Taiwan-Sogo Shinkong Security Corp.	18,000	18,245
Tang Eng Iron Works Co. Ltd.[b]	10,000	9,286
Test-Rite International Co. Ltd.	11,000	7,830
Ton Yi Industrial Corp.	21,000	12,673
Tong Hsing Electronic Industries Ltd.	4,000	11,443
Tong Yang Industry Co. Ltd.	14,000	13,770
Tsann Kuen Enterprise Co. Ltd.	3,000	6,121
TTY Biopharm Co. Ltd.	4,000	16,604
TXC Corp.	13,000	20,025
Union Bank of Taiwan[b]	28,000	10,082
Unitech Printed Circuit Board Corp.	26,000	8,140
Unity Opto Technology Co. Ltd.	15,000	14,103
Universal Cement Corp.	22,000	9,829
UPC Technology Corp.	23,000	13,228
USI Corp.	17,000	16,126
Vanguard International Semiconductor Corp.	33,000	13,863
Via Technologies Inc.[b]	24,000	7,450
Visual Photonics Epitaxy Co. Ltd.	9,900	14,722
Wah Lee Industrial Corp.	10,000	12,736
Waterland Financial Holdings Co. Ltd.	54,000	18,275
Wei Chuan Foods Corp.	13,000	13,480
Weikeng Industrial Co. Ltd.	21,000	15,124
Win Semiconductors Corp.	12,000	14,164
Winbond Electronics Corp.[b]	104,000	14,772
Wisdom Marine Lines Co. Ltd.	6,000	8,752
Wistron NeWeb Corp.	6,000	11,963
Wowprime Corp.	1,092	16,712
WT Microelectronics Co. Ltd.	9,000	11,598
Yageo Corp.	67,000	18,094
YC INOX Co. Ltd.	19,000	9,787
Yem Chio Co. Ltd.	15,000	13,878

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

Security	Shares	Value

Yieh Phui Enterprise Co. Ltd.	35,000	$10,619
Young Fast Optoelectronics Co. Ltd.	5,000	10,603
Yuen Foong Yu Paper Manufacturing Co. Ltd.	36,000	14,404
YungShin Global Holding Corp.	6,000	7,812
Yungtay Engineering Co. Ltd.	9,000	14,704
Zinwell Corp.	12,000	11,623

		2,237,386

THAILAND — 4.19%
Amata Corp. PCL NVDR	22,300	12,188
Asian Property Development PCL NVDR	41,200	9,688
Bangchak Petroleum PCL NVDR	11,200	7,901
Bangkok Expressway PCL NVDR	20,200	18,294
Bangkok Life Assurance PCL NVDR	6,600	9,700
Bumrungrad Hospital PCL NVDR	9,000	21,735
Cal-Comp Electronics (Thailand) PCL NVDR	136,900	10,614
Delta Electronics (Thailand) PCL NVDR	17,900	13,537
Dynasty Ceramic PCL NVDR	4,200	6,907
Electricity Generating PCL NVDR	3,400	11,830
Esso (Thailand) PCL NVDR	29,600	9,688
Hana Microelectronics PCL NVDR	24,600	15,634
Hemaraj Land and Development PCL NVDR	133,500	12,642
Italian-Thai Development PCL NVDR[b]	63,300	6,437
Jasmine International PCL NVDR	113,900	11,871
Khon Kaen Sugar Industry PCL NVDR	17,900	6,826
Kiatnakin Bank PCL NVDR	10,700	13,940
LPN Development PCL NVDR	15,500	8,570
Major Cineplex Group PCL NVDR	21,900	13,152
Minor International PCL NVDR	37,840	18,878
Pruksa Real Estate PCL NVDR	22,600	12,711
Quality Houses PCL NVDR	242,883	13,815
Ratchaburi Electricity Generating Holding PCL NVDR	7,000	10,621
Robinson Department Store PCL NVDR	4,700	9,148
Sahaviriya Steel Industries PCL NVDR[b]	453,500	9,079
Sino-Thai Engineering & Construction PCL NVDR	23,600	11,399
Sri Trang Agro-Industry PCL NVDR	18,600	8,570
Supalai PCL NVDR	14,600	8,351
Tanayong PCL NVDR	461,000	11,719
Thai Airways International PCL NVDR[b]	19,600	12,394
Thai Tap Water Supply PCL NVDR	49,900	11,654

Security	Shares	Value

Thai Vegetable Oil PCL NVDR	16,200	$12,998
Thanachart Capital PCL NVDR	17,900	18,344
Thoresen Thai Agencies PCL NVDR	18,600	8,984
TISCO Financial Group PCL NVDR	9,700	12,406
TPI Polene PCL NVDR	27,200	10,372
True Corp. PCL NVDR[b]	132,200	16,803

		439,400

TOTAL COMMON STOCKS
(Cost: $11,177,884)		10,394,195

WARRANTS — 0.01%

MALAYSIA — 0.01%
Hartalega Holdings Bhd (Expires 05/29/15)[b]	540	207
MBM Resources Bhd (Expires 06/14/17)[b]	1,920	552

		759

TOTAL WARRANTS
(Cost: $0)		759

SHORT-TERM INVESTMENTS — 4.94%

MONEY MARKET FUNDS — 4.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[e,f,g]	475,569	475,569
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[e,f,g]	32,556	32,556
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	9,206	9,206

		517,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $517,331)		517,331

TOTAL INVESTMENTS IN SECURITIES — 104.16%
(Cost: $11,695,215)		10,912,285
Other Assets, Less Liabilities — (4.16)%		(435,833)

NET ASSETS — 100.00%		$10,476,452

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

July 31, 2012

NVDR	— Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.44%

CHINA — 5.46%
GCL-Poly Energy Holdings Ltd.[a]	50,000	$7,416
Kingboard Chemical Holdings Co. Ltd.	4,500	9,309
Lenovo Group Ltd.	44,000	30,530
Tencent Holdings Ltd.[a]	7,400	221,227
ZTE Corp. Class Ha	4,400	5,868

		274,350
HONG KONG — 0.45%
ASM Pacific Technology Ltd.	1,400	18,002
Foxconn International Holdings Ltd.[b]	15,000	4,488

		22,490
INDIA — 4.69%
HCL Technologies Ltd.	620	5,781
Infosys Ltd.	3,138	125,652
Satyam Computer Services Ltd.[b]	4,181	6,164
Tata Consultancy Services Ltd.	3,421	76,500
Wipro Ltd.	3,584	21,914

		236,011
JAPAN — 34.09%
Advantest Corp.	1,100	14,198
Brother Industries Ltd.	1,700	15,890
Canon Inc.	8,400	285,019
Citizen Holdings Co. Ltd.	1,900	10,607
Dena Co. Ltd.	700	15,255
FUJIFILM Holdings Corp.	3,400	61,383
Fujitsu Ltd.	14,000	55,570
Gree Inc.[a]	700	11,141
Hamamatsu Photonics K.K.	500	17,631
Hirose Electric Co. Ltd.	200	19,232
Hitachi High-Technologies Corp.	400	10,074
Hitachi Ltd.	33,000	196,479
Hoya Corp.	3,200	71,539
IBIDEN Co. Ltd.	900	14,796
Itochu Techno-Solutions Corp.	200	10,371
Keyence Corp.	330	82,859
Konami Corp.	700	15,076
Konica Minolta Holdings Inc.	3,500	25,006
Kyocera Corp.	1,100	88,028
Murata Manufacturing Co. Ltd.	1,500	75,384
NEC Corp.[b]	19,000	25,544

Security	Shares	Value

Nexon Co. Ltd.[b]	700	$14,529
Nintendo Co. Ltd.	800	89,629
Nippon Electric Glass Co. Ltd.	3,000	15,980
Nomura Research Institute Ltd.	700	14,583
NTT Data Corp.	9	27,426
Omron Corp.	1,500	30,230
Oracle Corp. Japan	300	13,502
Otsuka Corp.	100	8,835
Ricoh Co. Ltd.	5,000	34,635
Rohm Co. Ltd.	700	25,329
Seiko Epson Corp.	900	7,248
Shimadzu Corp.	2,000	16,440
Square Enix Holdings Co. Ltd.	500	7,766
Sumco Corp.[b]	800	6,156
TDK Corp.	900	34,571
Tokyo Electron Ltd.	1,200	56,466
Toshiba Corp.	29,000	97,286
Trend Micro Inc.	800	23,928
Yahoo! Japan Corp.	107	39,156
Yaskawa Electric Corp.	2,000	14,520
Yokogawa Electric Corp.	1,500	15,538

		1,714,835
SOUTH KOREA — 24.49%
LG Display Co. Ltd.[b]	1,680	36,330
LG Innotek Co. Ltd.[b]	81	6,333
NCsoft Corp.	111	21,992
NHN Corp.	297	72,239
Samsung Electro-Mechanics Co. Ltd.	433	40,595
Samsung Electronics Co. Ltd.	805	932,002
Samsung SDI Co. Ltd.	247	31,131
SK C&C Co. Ltd.	173	15,301
SK Hynix Inc.[b]	3,960	76,004

		1,231,927
TAIWAN — 28.26%
Acer Inc.[b]	18,000	16,564
Advanced Semiconductor Engineering Inc.	34,000	26,470
Advantech Co. Ltd.	2,000	7,102
ASUSTeK Computer Inc.	5,000	46,428
AU Optronics Corp.[b]	54,000	16,726
Catcher Technology Co. Ltd.	4,000	19,338
Cheng Uei Precision Industry Co. Ltd.	3,029	5,555
Chicony Electronics Co. Ltd.	4,140	8,006

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

July 31, 2012

Security	Shares	Value

Chimei Innolux Corp.[b]	37,000	$11,781
Clevo Co.	4,000	5,275
Compal Electronics Inc.	30,000	28,207
Delta Electronics Inc.	13,000	43,994
E Ink Holdings Inc.	6,000	5,841
Epistar Corp.	6,000	11,243
Everlight Electronics Co. Ltd.	4,000	6,295
Foxconn Technology Co. Ltd.	5,000	17,754
Hon Hai Precision Industry Co. Ltd.	66,000	186,167
HTC Corp.	5,000	48,679
Inventec Corp.	16,560	4,964
Kinsus Interconnect Technology Corp.	2,000	5,628
Largan Precision Co. Ltd.	1,000	20,505
Lite-On Technology Corp.	15,000	18,880
Macronix International Co. Ltd.	24,911	6,171
MediaTek Inc.	7,000	59,515
Motech Industries Inc.[b]	6,000	6,532
MStar Semiconductor Inc.	3,000	19,155
Novatek Microelectronics Corp. Ltd.	4,000	11,683
Pegatron Corp.	12,000	15,724
Phison Electronics Corp.	1,000	8,169
Powertech Technology Inc.	5,000	10,086
Quanta Computer Inc.	18,000	47,052
Radiant Opto-Electronics Corp.	3,000	11,803
Realtek Semiconductor Corp.	4,000	6,948
Richtek Technology Corp.	1,000	5,568
Siliconware Precision Industries Co. Ltd.	21,000	23,386
Simplo Technology Co. Ltd.	2,200	12,470
Sino-American Silicon Products Inc.	4,000	4,968
Synnex Technology International Corp.	9,000	19,655
Taiwan Semiconductor Manufacturing Co. Ltd.	180,000	486,122
TPK Holding Co. Ltd.	1,295	14,464
Tripod Technology Corp.	3,000	6,822
Unimicron Technology Corp.	9,000	10,113
United Microelectronics Corp.	90,000	37,809
Wintek Corp.	10,000	4,384
Wistron Corp.	14,700	15,855
WPG Holdings Co. Ltd.	9,000	9,572
Zhen Ding Technology Holding Ltd.[b]	2,000	6,028

		1,421,456

TOTAL COMMON STOCKS
(Cost: $5,302,667)		4,901,069

Security	Shares	Value

PREFERRED STOCKS — 2.15%
SOUTH KOREA — 2.15%
Samsung Electronics Co. Ltd.	151	$108,046

		108,046

TOTAL PREFERRED STOCKS
(Cost: $89,337)		108,046

SHORT-TERM INVESTMENTS — 1.05%
MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	48,107	48,107
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	3,293	3,293
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	1,582	1,582

		52,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,982)		52,982

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $5,444,986)		5,062,097
Other Assets, Less Liabilities — (0.64)%		(32,032)

NET ASSETS — 100.00%		$5,030,065

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2012

	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI All Country Asia ex Japan Small Cap Index Fund	iShares MSCI All Country Asia Information Technology Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,887,961,263	$11,177,884	$5,392,004
Affiliated (Note 2)	103,337,815	517,331	52,982

Total cost of investments	$1,991,299,078	$11,695,215	$5,444,986

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,819,032,325	$10,394,954	$5,009,115
Affiliated (Note 2)	103,337,815	517,331	52,982

Total fair value of investments	1,922,370,140	10,912,285	5,062,097
Foreign currencies, at value[b]	2,685,853	27,470	5,091
Cash	581	—	—
Receivables:
Dividends and interest	5,559,232	61,010	17,339

Total Assets	1,930,615,806	11,000,765	5,084,527

LIABILITIES
Payables:
Investment securities purchased	1,448,766	9,230	—
Collateral for securities on loan (Note 5)	101,646,674	508,125	51,400
Foreign taxes (Note 1)	38,588	288	169
Investment advisory fees (Note 2)	1,041,392	6,670	2,893

Total Liabilities	104,175,420	524,313	54,462

NET ASSETS	$1,826,440,386	$10,476,452	$5,030,065

Net assets consist of:
Paid-in capital	$2,070,687,896	$11,241,517	$5,389,917
Undistributed net investment income	3,474,333	79,760	32,903
Accumulated net realized loss	(178,807,620)	(62,030)	(10,015)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(68,914,223)	(782,795)	(382,740)

NET ASSETS	$1,826,440,386	$10,476,452	$5,030,065

Shares outstanding[c]	34,200,000	200,000	200,000

Net asset value per share	$53.40	$52.38	$25.15

[a]	Securities on loan with values of $95,828,004, $455,570 and $47,982, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,676,131, $27,377 and $5,092, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations

iSHARES® TRUST

Period ended July 31, 2012

	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI All Country Asia ex Japan Small Cap Index Fund[a]	iShares MSCI All Country Asia Information Technology Index Fund[b]

NET INVESTMENT INCOME
Dividends — unaffiliated[c]	$48,662,856	$179,751	$57,062
Interest — affiliated (Note 2)	1,103	2	1
Securities lending income — affiliated (Note 2)	1,601,009	4,083	36

	50,264,968	183,836	57,099
Less: Other foreign taxes (Note 1)	(265,668)	(358)	(169)

Total investment income	49,999,300	183,478	56,930

EXPENSES
Investment advisory fees (Note 2)	13,719,302	40,525	17,427
Mauritius income taxes (Note 1)	44,999	—	—
Commitment fees (Note 7)	5,043	20	6
Interest expense (Note 7)	2,754	—	—

Total expenses	13,772,098	40,545	17,433

Net investment income	36,227,202	142,933	39,497

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(126,412,097)	(62,030)	(10,015)
In-kind redemptions — unaffiliated	48,029,226	—	—
Foreign currency transactions	(1,065,778)	14,596	(1,942)

Net realized loss	(79,448,649)	(47,434)	(11,957)

Net change in unrealized appreciation/depreciation on:
Investments	(202,199,818)	(782,930)	(382,889)
Translation of assets and liabilities in foreign currencies	(8,764)	135	149

Net change in unrealized appreciation/depreciation	(202,208,582)	(782,795)	(382,740)

Net realized and unrealized loss	(281,657,231)	(830,229)	(394,697)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(245,430,029)	$(687,296)	$(355,200)

[a]	For the period from February 2, 2012 (commencement of operations) to July 31, 2012.
[b]	For the period from February 8, 2012 (commencement of operations) to July 31, 2012.
[c]	Net of foreign withholding tax of $4,839,900, $16,878 and $9,108, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	37

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Country Asia ex Japan Index Fund		iShares MSCI All Country Asia ex Japan Small Cap Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Period from February 2, 2012[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$36,227,202	$39,088,094	$142,933
Net realized gain (loss)	(79,448,649)	266,680,038	(47,434)
Net change in unrealized appreciation/depreciation	(202,208,582)	(49,415,489)	(782,795)

Net increase (decrease) in net assets resulting from operations	(245,430,029)	256,352,643	(687,296)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,967,073)	(45,600,015)	(77,769)

Total distributions to shareholders	(31,967,073)	(45,600,015)	(77,769)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,015,039,527	787,068,142	11,241,517
Cost of shares redeemed	(771,482,759)	(1,162,979,547)	—

Net increase (decrease) in net assets from capital share transactions	243,556,768	(375,911,405)	11,241,517

INCREASE (DECREASE) IN NET ASSETS	(33,840,334)	(165,158,777)	10,476,452

NET ASSETS
Beginning of period	1,860,280,720	2,025,439,497	—

End of period	$1,826,440,386	$1,860,280,720	$10,476,452

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,474,333	$(378,275)	$79,760

SHARES ISSUED AND REDEEMED
Shares sold	19,100,000	12,600,000	200,000
Shares redeemed	(14,800,000)	(18,900,000)	—

Net increase (decrease) in shares outstanding	4,300,000	(6,300,000)	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares MSCI All Country Asia Information Technology Index Fund
Period from February 8, 2012[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,497
Net realized loss	(11,957)
Net change in unrealized appreciation/depreciation	(382,740)

Net decrease in net assets resulting from operations	(355,200)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,652)

Total distributions to shareholders	(4,652)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,389,917

Net increase in net assets from capital share transactions	5,389,917

INCREASE IN NET ASSETS	5,030,065

NET ASSETS
Beginning of period	—

End of period	$5,030,065

Undistributed net investment income included in net assets at end of period	$32,903

SHARES ISSUED
Shares sold	200,000

Net increase in shares outstanding	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	39

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Aug. 13, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$62.22	$55.95	$50.02	$49.77

Income from investment operations:
Net investment income[b]	0.97	1.09	0.84	0.98
Net realized and unrealized gain (loss)[c]	(8.89)	6.45	5.95	(0.47)

Total from investment operations	(7.92)	7.54	6.79	0.51

Less distributions from:
Net investment income	(0.90)	(1.27)	(0.86)	(0.26)

Total distributions	(0.90)	(1.27)	(0.86)	(0.26)

Net asset value, end of period	$53.40	$62.22	$55.95	$50.02

Total return	(12.63)%	13.53%	13.63%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,826,440	$1,860,281	$2,025,439	$1,045,347
Ratio of expenses to average net assets[e,f]	0.69%	0.66%	0.68%	0.71%
Ratio of expenses to average net assets prior to waived fees[e,f]	n/a	0.67%	0.69%	0.72%
Ratio of net investment income to average net assets[e]	1.82%	1.77%	1.55%	2.71%
Portfolio turnover rate[g]	26%	41%	3%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

See notes to consolidated financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI All Country Asia ex Japan Small Cap Index Fund

Period from Feb. 2, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$56.14

Income from investment operations:
Net investment income[b]	0.71
Net realized and unrealized loss[c]	(4.08)

Total from investment operations	(3.37)

Less distributions from:
Net investment income	(0.39)

Total distributions	(0.39)

Net asset value, end of period	$52.38

Total return	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,476
Ratio of expenses to average net assets[e]	0.75%
Ratio of net investment income to average net assets[e]	2.65%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended July 31, 2012 would have been 5%. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	41

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI All Country Asia Information Technology Index Fund

Period from Feb. 8, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$26.93

Income from investment operations:
Net investment income[b]	0.20
Net realized and unrealized loss[c]	(1.96)

Total from investment operations	(1.76)

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$25.15

Total return	(6.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,030
Ratio of expenses to average net assets[e]	0.69%
Ratio of net investment income to average net assets[e]	1.56%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended July 31, 2012 would have been 1%. See Note 4.

See notes to consolidated financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
All Country Asia ex Japan	Non-diversified
All Country Asia ex Japan Small Cap[a]	Diversified
All Country Asia Information Technology[b]	Non-diversified

[a]	The Fund commenced operations on February 2, 2012.
[b]	The Fund commenced operations on February 8, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	43

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Consolidated Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

All Country Asia ex Japan
Assets:
Common Stocks	$1,804,820,827	$418,989	$—	$1,805,239,816
Preferred Stocks	13,792,509	—	—	13,792,509
Short-Term Investments	103,337,815	—	—	103,337,815

	$1,921,951,151	$418,989	$—	$1,922,370,140

All Country Asia ex Japan Small Cap
Assets:
Common Stocks	$10,371,330	$17,137	$5,728	$10,394,195
Warrants	759	—	—	759
Short-Term Investments	517,331	—	—	517,331

	$10,889,420	$17,137	$5,728	$10,912,285

All Country Asia Information Technology
Assets:
Common Stocks	$4,901,069	$—	$—	$4,901,069
Preferred Stocks	108,046	—	—	108,046
Short-Term Investments	52,982	—	—	52,982

	$5,062,097	$—	$—	$5,062,097

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2012 are reflected in dividends

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	45

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of July 31, 2012, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the Consolidated Statements of Operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

In light of the recent legislative changes enacted as part of the India 2012 Finance Act, there can be no assurance that the treaty between Mauritius and India will not be interpreted, amended, renegotiated, or possibly overridden by the recently enacted general anti-avoidance rules (“GAAR”) (the details of which are pending further authoritative guidance) in a manner that may adversely impact the Funds and their investments in India. There is a significant degree of uncertainty in the financial services industry, as well as within India’s Finance Ministry, as to the impact these legislative changes will have on offshore Foreign Institutional Investors and portfolio investments. In response to the financial services industry’s dissatisfaction with the latest version of the GAAR guidelines released on June 28, 2012, India’s Prime Minister has deferred implementation of GAAR until April 1, 2013 and has constituted an expert committee to undertake key stakeholder consultations and to provide recommendations for GAAR that are expected to restore foreign investor confidence in India. The expert committee’s report, albeit still in draft form, is intended to be finalized by the end of September 2012. Until such time that formal guidance

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

is issued by the Government of India, the potential impact of GAAR on the Funds cannot be assessed. More detailed guidelines and clarifications from India’s Finance Ministry, particularly with respect to the uncertainties around the implementation of GAAR, are expected to be forthcoming.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares MSCI All Country Asia ex Japan Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	47

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI All Country Asia ex Japan Index Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the year ended July 31, 2012.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
All Country Asia ex Japan Small Cap	0.75%
All Country Asia Information Technology	0.69

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended July 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
All Country Asia ex Japan	$862,082
All Country Asia ex Japan Small Cap	2,199
All Country Asia Information Technology	19

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Consolidated Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country Asia ex Japan Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended July 31, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Country Asia ex Japan	$648,090,080	$512,971,542
All Country Asia ex Japan Small Cap	6,779,446	585,793
All Country Asia Information Technology	3,172,263	50,179

In-kind transactions (see Note 4) for the period ended July 31, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Country Asia ex Japan	$482,015,040	$368,747,519
All Country Asia ex Japan Small Cap	5,046,261	—
All Country Asia Information Technology	2,279,935	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	49

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Consolidated Statements of Assets and Liabilities. Securities lending income, as disclosed in the Consolidated Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012, attributable to passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
All Country Asia ex Japan	$46,802,548	$(407,521)	$(46,395,027)
All Country Asia ex Japan Small Cap	—	14,596	(14,596)
All Country Asia Information Technology	—	(1,942)	1,942

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

iShares MSCI Index Fund	2012	2011
All Country Asia ex Japan
Ordinary income	$31,967,073	$45,600,015

All Country Asia ex Japan Small Cap
Ordinary income	$77,769	$—

All Country Asia Information Technology
Ordinary income	$4,652	$—

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
All Country Asia ex Japan	$4,950,044	$(45,393,178)	$(110,122,984)	$(93,681,392)	$(244,247,510)
All Country Asia ex Japan Small Cap	163,769	(59,447)	(869,387)	—	(765,065)
All Country Asia Information Technology	32,903	(10,015)	(382,740)	—	(359,852)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
All Country Asia ex Japan	$37,248,703	$114,780	$5,230,616	$2,799,079	$45,393,178
All Country Asia ex Japan Small Cap	59,447	—	—	—	59,447
All Country Asia Information Technology	10,015	—	—	—	10,015

[a]	Must be utililized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country Asia ex Japan	$2,032,507,839	$149,944,015	$(260,081,714)	$(110,137,699)
All Country Asia ex Japan Small Cap	11,781,807	640,621	(1,510,143)	(869,522)
All Country Asia Information Technology	5,444,986	294,159	(677,048)	(382,889)

Management has reviewed the tax positions as of July 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ consolidated financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 31, 2012. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities.

For the year ended July 31, 2012, the iShares MSCI All Country Asia ex Japan Index Fund’s maximum amount borrowed, the average borrowings and the average interest rate under the credit agreement were $5,500,000, $212,890 and 1.26%, respectively.

The iShares MSCI All Country Asia ex Japan Small Cap Index Fund and the iShares MSCI All Country Asia Information Technology Index Fund did not borrow under the credit agreement during the period ended July 31, 2012.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of the iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI All Country Asia ex Japan Small Cap Index Fund and iShares MSCI All Country Asia Information Technology Index Fund and their subsidiaries (the “Funds”), at July 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended July 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
All Country Asia ex Japan	$53,502,603	$4,919,932
All Country Asia ex Japan Small Cap	196,629	16,144
All Country Asia Information Technology	66,170	9,277

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

iShares MSCI Index Fund	Qualified Dividend Income
All Country Asia ex Japan	$23,986,793
All Country Asia ex Japan Small Cap	38,230
All Country Asia Information Technology	13,930

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	53

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares MSCI All Country Asia ex Japan Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI All Country Asia ex Japan Small Cap and iShares MSCI All Country Asia Information Technology Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
All Country Asia ex Japan	$0.85320	$—	$0.04615	$0.89935	95%	—%	5%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI All Country Asia ex Japan Index Fund

Period Covered: October 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	1	0.11%
Greater than 5.0% and Less than 5.5%	2	0.21
Greater than 4.5% and Less than 5.0%	1	0.11
Greater than 4.0% and Less than 4.5%	3	0.32
Greater than 3.5% and Less than 4.0%	4	0.42
Greater than 3.0% and Less than 3.5%	6	0.64
Greater than 2.5% and Less than 3.0%	6	0.64
Greater than 2.0% and Less than 2.5%	16	1.70
Greater than 1.5% and Less than 2.0%	39	4.14
Greater than 1.0% and Less than 1.5%	58	6.15
Greater than 0.5% and Less than 1.0%	141	14.94
Between 0.5% and –0.5%	476	50.47
Less than –0.5% and Greater than –1.0%	92	9.76
Less than –1.0% and Greater than –1.5%	49	5.20
Less than –1.5% and Greater than –2.0%	21	2.23
Less than –2.0% and Greater than –2.5%	7	0.74
Less than –2.5% and Greater than –3.0%	5	0.53
Less than –3.0% and Greater than –3.5%	7	0.74
Less than –3.5% and Greater than –4.0%	4	0.42
Less than –4.0% and Greater than –4.5%	4	0.42
Less than –4.5%	1	0.11

	943	100.00%

iShares MSCI All Country Asia ex Japan Small Cap Index Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	4.76%
Greater than 1.5% and Less than 2.0%	2	3.17
Greater than 1.0% and Less than 1.5%	3	4.76
Greater than 0.5% and Less than 1.0%	10	15.87
Between 0.5% and –0.5%	33	52.39
Less than –0.5% and Greater than –1.0%	7	11.11
Less than –1.0% and Greater than –1.5%	4	6.35
Less than –1.5% and Greater than –2.0%	1	1.59

	63	100.00%

SUPPLEMENTAL INFORMATION	61

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI All Country Asia Information Technology Index Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	1.59%
Greater than 1.5% and Less than 2.0%	5	7.94
Greater than 1.0% and Less than 1.5%	7	11.11
Greater than 0.5% and Less than 1.0%	11	17.45
Between 0.5% and –0.5%	26	41.26
Less than –0.5% and Greater than –1.0%	5	7.94
Less than –1.0% and Greater than –1.5%	5	7.94
Less than –1.5% and Greater than –2.0%	1	1.59
Less than –2.0% and Greater than –2.5%	1	1.59
Less than –2.5%	1	1.59

	63	100.00%

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	63

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the

Investment Committee, Archdiocese

of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since

2004); Director of Colony Financial, Inc. (since 2009); Director of First

Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago ( Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	65

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800 SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-77-0712

July 31, 2012

2012 Annual Report

iShares Trust

iShares FTSE China 25 Index Fund  |  FXI  |  NYSE Arca

iShares FTSE China (HK Listed) Index Fund  |  FCHI  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® FTSE CHINA 25 INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.02)%	(17.03)%	(15.22)%	(4.06)%	(3.94)%	(3.42)%	10.66%	10.56%	11.32%

Cumulative Total Returns
Year Ended 7/31/12			Five Years Ended 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.02)%	(17.03)%	(15.22)%	(18.70)%	(18.23)%	(15.96)%	120.86%	119.30%	131.38%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE CHINA 25 INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Financial	52.94%
Energy	22.57
Communications	19.45
Basic Materials	1.96
Industrial	1.89
Consumer Cyclical	0.89
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

China Mobile Ltd.	10.91%
China Construction Bank Corp. Class H	8.33
Industrial and Commercial Bank of China Ltd. Class H	7.79
CNOOC Ltd.	7.27
Bank of China Ltd. Class H	6.02
China Life Insurance Co. Ltd. Class H	4.54
China Telecom Corp. Ltd. Class H	4.43
China Shenhua Energy Co. Ltd. Class H	4.31
China Unicom (Hong Kong) Ltd.	4.11
Ping An Insurance (Group) Co. of China Ltd. Class H	3.98

TOTAL	61.69%

The iShares FTSE China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China 25 Index (the “Index”). The Index is designed to represent the performance of the largest and most liquid companies in the Chinese equity market that are available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (16.02)%, net of fees, while the total return for the Index was (15.22)%.

After years of nearly double-digit growth, China’s economy is finally showing signs of a slowdown. During the second quarter of 2012, the world’s second largest economy posted gross domestic product (“GDP”) growth of 7.6% compared to the second quarter of 2011, when growth was 9.5%. China’s growth is now at the slowest pace since the global financial crisis of 2008, dragged down by sluggish demand in Europe, stagnant real estate investment and weak domestic consumption.

Part of the reason for China’s decelerating growth is a downturn in the real estate market. The government has waged a two-year battle to reduce housing prices, which nearly tripled between 2005 and 2010. These efforts have reduced incentives for developers to launch new projects, thus depressing demand for construction materials as well as furniture and appliances.

On the positive side, inflation in China, which was a constant worry when GDP growth was in double digits, had been contained at about 2% by the end of the reporting period, down from more than 6% in mid-2011. In addition, although China’s economic engine has cooled, its growth still dwarfs that of the U.S., which posted just 1.5% growth in the second quarter of 2012. In effort to boost growth, the People’s Bank of China lowered interest rates in June and again in July with the one-year bank lending rate falling from 6.66% to 6.0%.

Despite the slowing economy, industrial output grew 9.5% in the second quarter of 2012 vs. the same period in 2011. Data from China’s state-owned construction company that builds roads and bridges shows revenue in the first half of 2012 up 15% versus the same period last year. Passenger car sales are also rising. According to the Chinese Association of Automobile Manufacturers, unit sales were up 10% in June and 16% in May year over year. Commodity exports from Australia to China were up 25% in May versus a year ago.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of July 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/12			Inception to 7/31/12			Inception to 7/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.18)%	(14.06)%	(12.39)%	(1.80)%	(1.99)%	(0.65)%	(7.17)%	(7.92)%	(2.62)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector	Percentage of Net Assets

Financial	43.68%
Energy	19.89
Communications	17.08
Industrial	5.37
Consumer Cyclical	3.96
Consumer Non-Cyclical	2.65
Utilities	2.61
Basic Materials	2.50
Technology	1.12
Diversified	0.80
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

AS of 7/31/12

Security	Percentage of Net Assets

China Mobile Ltd.	13.16%
China Construction Bank Corp. Class H	9.12
Industrial and Commercial Bank of China Ltd. Class H	7.00
CNOOC Ltd.	6.75
Bank of China Ltd. Class H	6.00
PetroChina Co. Ltd. Class H	4.92
China Life Insurance Co. Ltd. Class H	3.86
Ping An Insurance (Group) Co. of China Ltd. Class H	3.43
China Petroleum & Chemical Corp. Class H	2.83
China Shenhua Energy Co. Ltd. Class H	2.39

TOTAL	59.46%

The iShares FTSE China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index (the “Index”). The Index is designed to track the performance of the large- and mid-capitalization companies in the Chinese equity market that are available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2012 (the “reporting period”), the total return for the Fund was (13.18)%, net of fees, while the total return for the Index was (12.39)%.

After years of nearly double-digit growth, China’s economy is finally showing signs of a slowdown. During the second quarter of 2012, the world’s second largest economy posted gross domestic product (“GDP”) growth of 7.6% compared to the second quarter of 2011, when growth was 9.5%. China’s growth is now at the slowest pace since the global financial crisis of 2008, dragged down by sluggish demand in Europe, stagnant real estate investment and weak domestic consumption.

Part of the reason for China’s decelerating growth is a downturn in the real estate market. The government has waged a two-year battle to reduce housing prices, which tripled between 2005 and 2010. These efforts have reduced incentives for developers to launch new projects, thus depressing demand for construction materials as well as furniture and appliances.

On the positive side, inflation in China, which was a constant worry when GDP growth was in double digits, had been contained at about 2% by the end of the reporting period, down from more than 6% in mid-2011. In addition, although China’s economic engine has cooled, its growth still dwarfs that of the U.S., which posted just 1.5% growth in the second quarter of 2012. In effort to boost growth, the People’s Bank of China lowered interest rates in June and again in July with the one-year bank lending rate falling from 6.66% to 6.0%.

Despite the slowing economy, industrial output grew 9.5% in the second quarter of 2012 vs. the same period in 2011. Data from China’s state-owned construction company that builds roads and bridges shows revenue in the first half of 2012 up 15% versus the same period last year. Passenger car sales are also rising. According to the Chinese Association of Automobile Manufacturers, unit sales were up 10% in June and 16% in May year over year. Commodity exports from Australia to China were up 25% in May versus a year ago.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares FTSE Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
China 25
Actual	$1,000.00	$908.30	0.74%	$3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.74	3.72
China (HK Listed)
Actual	1,000.00	936.10	0.74	3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.74	3.72

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	9

Schedule of Investments

iSHARES® FTSE CHINA 25 INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.70%

AIRLINES — 0.89%
Air China Ltd. Class H	58,752,000	$41,599,567

		41,599,567
BANKS — 39.10%
Agricultural Bank of China Ltd. Class Ha	444,089,000	180,988,469
Bank of China Ltd. Class H	733,710,000	281,044,244
Bank of Communications Co. Ltd. Class H	225,516,200	149,788,607
China CITIC Bank Corp. Ltd. Class H	287,567,000	145,384,772
China Construction Bank Corp. Class H	575,297,320	388,792,112
China Merchants Bank Co. Ltd. Class H	95,886,075	177,089,318
China Minsheng Banking Corp. Ltd. Class Ha	148,864,000	138,426,346
Industrial and Commercial Bank of China Ltd. Class H	633,822,995	363,765,752

		1,825,279,620
BUILDING MATERIALS — 1.89%
Anhui Conch Cement Co. Ltd. Class Ha	33,487,000	88,320,875

		88,320,875
COAL — 8.00%
China Coal Energy Co. Class H	105,667,000	97,440,437
China Shenhua Energy Co. Ltd. Class H	53,574,000	201,067,033
Yanzhou Coal Mining Co. Ltd. Class Ha	50,473,000	75,120,546

		373,628,016
INSURANCE — 13.84%
China Life Insurance Co. Ltd. Class H	76,625,000	211,978,391
China Pacific Insurance (Group) Co. Ltd. Class H	44,700,600	142,109,818
PICC Property and Casualty Co. Ltd. Class H	94,742,000	106,183,279
Ping An Insurance (Group) Co. of China Ltd. Class H	23,665,500	185,724,874

		645,996,362

Security	Shares	Value

MINING — 1.96%
Aluminum Corp. of China Ltd. Class Ha,b	101,752,000	$41,993,951
Zijin Mining Group Co. Ltd. Class Ha	154,525,000	49,624,016

		91,617,967
OIL & GAS — 14.57%
China Petroleum & Chemical Corp. Class H	190,960,000	173,383,942
CNOOC Ltd.	167,327,000	339,244,155
PetroChina Co. Ltd. Class H	133,414,000	167,248,209

		679,876,306
TELECOMMUNICATIONS — 19.45%
China Mobile Ltd.	43,413,500	509,238,594
China Telecom Corp. Ltd. Class H	397,070,000	206,891,309
China Unicom (Hong Kong) Ltd.	130,076,000	191,918,573

		908,048,476

TOTAL COMMON STOCKS
(Cost: $5,633,487,266)		4,654,367,189

SHORT-TERM INVESTMENTS — 6.07%

MONEY MARKET FUNDS — 6.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	265,018,759	265,018,759
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	18,142,232	18,142,232
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	338,116	338,116

		283,499,107

TOTAL SHORT-TERM INVESTMENTS
(Cost: $283,499,107)		283,499,107

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE CHINA 25 INDEX FUND

July 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 105.77%
(Cost: $5,916,986,373)	$4,937,866,296
Other Assets, Less Liabilities — (5.77)%	(269,589,247)

NET ASSETS — 100.00%	$4,668,277,049

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.66%

AGRICULTURE — 0.15%
China Agri-Industries Holdings Ltd.	91,000	$45,303

		45,303
AIRLINES — 0.61%
Air China Ltd. Class H	126,000	89,215
China Eastern Airlines Corp. Ltd. Class Ha,b	98,000	34,252
China Southern Airlines Co. Ltd. Class H	113,000	56,109

		179,576
AUTO MANUFACTURERS — 2.06%
Brilliance China Automotive Holdings Ltd.[a]	140,000	113,572
BYD Co. Ltd. Class Ha	31,500	53,789
Dongfeng Motor Group Co. Ltd. Class H	140,000	195,366
Great Wall Motor Co. Ltd. Class H	56,000	126,248
Guangzhou Automobile Group Co. Ltd. Class H	126,415	94,889
Sinotruk (Hong Kong) Ltd.	49,000	25,847

		609,711
AUTO PARTS & EQUIPMENT — 0.22%
Weichai Power Co. Ltd. Class Ha	21,400	64,998

		64,998
BANKS — 28.62%
Agricultural Bank of China Ltd. Class H	1,281,000	522,072
Bank of China Ltd. Class H	4,641,000	1,777,714
Bank of Communications Co. Ltd. Class H	483,500	321,142
China CITIC Bank Corp. Ltd. Class H	630,200	318,609
China Construction Bank Corp. Class H	3,997,680	2,701,675
China Merchants Bank Co. Ltd. Class H	220,648	407,509
China Minsheng Banking Corp. Ltd. Class H	318,500	296,168
Chongqing Rural Commercial Bank Co. Ltd. Class H	154,000	59,982
Industrial and Commercial Bank of China Ltd. Class H	3,612,795	2,073,467

		8,478,338
BEVERAGES — 0.55%
Tsingtao Brewery Co. Ltd. Class H	28,000	164,310

		164,310

Security	Shares	Value

BUILDING MATERIALS — 1.46%
Anhui Conch Cement Co. Ltd. Class H	70,000	$184,623
BBMG Corp. Class H	59,500	37,141
China National Building Material Co. Ltd. Class H	154,000	150,750
China Resources Cement Holdings Ltd.	112,000	59,079

		431,593
CHEMICALS — 0.46%
China BlueChemical Ltd. Class H	98,000	64,460
Sinofert Holdings Ltd.[b]	112,000	22,823
Sinopec Shanghai Petrochemical Co. Ltd. Class H	126,000	33,801
Sinopec Yizheng Chemical Fibre Co. Ltd. Class H	84,000	15,925

		137,009
COAL — 3.77%
China Coal Energy Co. Class H	224,000	206,561
China Shenhua Energy Co. Ltd. Class H	189,000	709,330
Inner Mongolia Yitai Coal Co. Class Ha,c	6,300	35,345
Yanzhou Coal Mining Co. Ltd. Class H	112,000	166,693

		1,117,929
COMMERCIAL SERVICES — 0.73%
Anhui Expressway Co. Ltd. Class H	28,000	12,567
Jiangsu Expressway Co. Ltd. Class H	70,000	65,002
Shenzhen Expressway Co. Ltd. Class H	42,000	15,221
Shenzhen International Holdings Ltd.	647,500	40,919
Sichuan Expressway Co. Ltd. Class H	42,000	12,784
Zhejiang Expressway Co. Ltd. Class H	98,000	71,285

		217,778
COMPUTERS — 1.02%
Lenovo Group Ltd.	434,000	301,138

		301,138
DIVERSIFIED FINANCIAL SERVICES — 1.13%
China Everbright Ltd.[b]	42,000	56,443
CITIC Securities Co. Ltd. Class H	31,500	55,170
COSCO Pacific Ltd.	70,000	96,780
Far East Horizon Ltd.[b]	70,000	48,661
Haitong Securities Co. Ltd. Class Ha	64,400	78,905

		335,959
ELECTRIC — 1.50%
China Resources Power Holdings Co. Ltd.	99,600	210,153

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2012

Security	Shares	Value

Datang International Power Generation Co. Ltd. Class H	182,000	$64,316
Huadian Power International Corp. Ltd. Class Ha,b	84,000	26,434
Huaneng Power International Inc. Class H	196,000	142,823

		443,726
ELECTRICAL COMPONENTS & EQUIPMENT — 0.41%
Dongfang Electric Corp. Ltd. Class H	18,200	26,524
Harbin Electric Co. Ltd. Class H	28,000	21,017
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	22,400	7,136
Zhuzhou CSR Times Electric Co. Ltd. Class H	28,000	66,807

		121,484
ENERGY — ALTERNATE SOURCES — 0.18%
China Longyuan Power Group Corp. Ltd. Class H	84,000	54,168

		54,168
ENGINEERING & CONSTRUCTION — 2.02%
Beijing Capital International Airport Co. Ltd. Class H	98,000	66,988
China Communications Construction Co. Ltd. Class H	245,000	215,815
China Railway Construction Corp. Ltd. Class H	112,000	98,080
China Railway Group Ltd. Class H	224,000	98,225
China State Construction International Holdings Ltd.	84,000	87,752
Metallurgical Corp. of China Ltd. Class Ha,b	154,000	32,374

		599,234
ENVIRONMENTAL CONTROL — 0.01%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	14,000	3,178

		3,178
FOOD — 0.29%
China Foods Ltd.	70,000	65,814
Lianhua Supermarket Holdings Co. Ltd. Class H	21,600	21,451

		87,265

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.02%
Shandong Chenming Paper Holdings Ltd. Class H	17,500	$5,552

		5,552
GAS — 0.88%
Beijing Enterprises Holdings Ltd.[b]	31,500	205,161
China Resources Gas Group Ltd.	28,000	54,168

		259,329
HEALTH CARE — PRODUCTS — 0.42%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	112,000	124,948

		124,948
HOLDING COMPANIES — DIVERSIFIED — 0.80%
China Merchants Holdings (International) Co. Ltd.[b]	70,000	218,026
CITIC Resources Holdings Ltd.[a]	126,800	18,316

		236,342
INSURANCE — 9.54%
China Life Insurance Co. Ltd. Class H	413,000	1,142,539
China Pacific Insurance (Group) Co. Ltd. Class H	95,200	302,655
China Taiping Insurance Holdings Co. Ltd.[a]	46,200	65,067
New China Life Insurance Co. Ltd. Class H	23,100	72,545
PICC Property and Casualty Co. Ltd. Class H	203,200	227,739
Ping An Insurance (Group) Co. of China Ltd. Class H	129,500	1,016,305

		2,826,850
IRON & STEEL — 0.48%
Angang Steel Co. Ltd. Class Ha	56,000	28,890
CITIC Pacific Ltd.[b]	63,000	91,327
Maanshan Iron & Steel Co. Ltd. Class Ha,b	98,000	21,992

		142,209
MACHINERY — 0.86%
China National Materials Co. Ltd. Class H	84,000	20,367
CSR Corp Ltd. Class Hb	112,000	82,480
Shanghai Electric Group Co. Ltd. Class H	168,000	63,268
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	78,500	87,879

		253,994

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2012

Security	Shares	Value

MINING — 1.53%
Aluminum Corp. of China Ltd. Class Ha,b	238,000	$98,225
China Molybdenum Co. Ltd. Class Ha	56,000	20,801
Jiangxi Copper Co. Ltd. Class H	77,000	170,015
Zhaojin Mining Industry Co. Ltd. Class H	49,000	61,616
Zijin Mining Group Co. Ltd. Class H	323,000	103,728

		454,385
OIL & GAS — 15.50%
China Petroleum & Chemical Corp. Class H	924,000	838,954
CNOOC Ltd.	987,000	2,001,076
Kunlun Energy Co. Ltd.	182,000	294,819
PetroChina Co. Ltd. Class H	1,162,000	1,456,687

		4,591,536
OIL & GAS SERVICES — 0.44%
China Oilfield Services Ltd. Class H	84,000	129,787

		129,787
PHARMACEUTICALS — 0.50%
Guangzhou Pharmaceutical Co. Ltd. Class Hb	18,000	31,433
Sinopharm Group Co. Ltd. Class Hb	39,200	115,269

		146,702
REAL ESTATE — 4.39%
Beijing North Star Co. Ltd. Class H	42,000	7,583
China Overseas Land & Investment Ltd.[b]	225,040	532,296
China Resources Land Ltd.	126,000	255,781
Franshion Properties (China) Ltd.[b]	210,000	65,002
Guangzhou R&F Properties Co. Ltd. Class Hb	53,200	67,858
Poly (Hong Kong) Investments Ltd.[a,b]	98,000	51,442
Shanghai Industrial Holdings Ltd.[b]	28,000	76,738
Shenzhen Investment Ltd.	154,000	35,552
Sino-Ocean Land Holdings Ltd.	248,500	121,467
Yuexiu Property Co. Ltd.	379,800	86,211

		1,299,930
RETAIL — 1.04%
China Resources Enterprise Ltd.[b]	70,000	194,102
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	31,500	44,689
Wumart Stores Inc. Class H	35,000	68,342

		307,133

Security	Shares	Value

SHIPBUILDING — 0.03%
Guangzhou Shipyard International Co. Ltd. Class Ha	14,600	$9,283

		9,283
SOFTWARE — 0.10%
Travelsky Technology Ltd. Class H	63,000	30,713

		30,713
TELECOMMUNICATIONS — 17.08%
China Communications Services Corp. Ltd. Class H	119,200	61,186
China Mobile Ltd.	332,500	3,900,212
China Telecom Corp. Ltd. Class H	910,000	474,151
China Unicom (Hong Kong) Ltd.	392,128	578,559
ZTE Corp. Class Hb	35,032	46,717

		5,060,825
TEXTILES — 0.04%
Weiqiao Textile Co. Ltd. Class H	35,000	11,556

		11,556
TRANSPORTATION — 0.58%
China COSCO Holdings Co. Ltd. Class Ha	136,500	56,687
China Shipping Container Lines Co. Ltd. Class Ha,b	196,000	48,029
China Shipping Development Co. Ltd. Class H	70,000	28,799
Guangshen Railway Co. Ltd. Class Hb	84,000	26,759
Sinotrans Ltd. Class H	98,000	12,007

		172,281
WATER — 0.24%
Guangdong Investment Ltd.[b]	98,000	70,780

		70,780

TOTAL COMMON STOCKS (Cost: $32,056,147)		29,526,832

SHORT-TERM INVESTMENTS — 5.71%

MONEY MARKET FUNDS — 5.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,577,271	1,577,271
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e],f	107,974	107,974

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	6,773	$6,773

		1,692,018

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,692,018)		1,692,018

TOTAL INVESTMENTS IN SECURITIES — 105.37% (Cost: $33,748,165)		31,218,850
Other Assets, Less Liabilities — (5.37)%		(1,591,008)

NET ASSETS — 100.00%		$29,627,842

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2012

	iShares FTSE China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,633,487,266	$32,056,147
Affiliated (Note 2)	283,499,107	1,692,018

Total cost of investments	$5,916,986,373	$33,748,165

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,654,367,189	$29,526,832
Affiliated (Note 2)	283,499,107	1,692,018

Total fair value of investments	4,937,866,296	31,218,850
Foreign currencies, at value[b]	5,024,563	54,043
Receivables:
Dividends and interest	11,418,390	58,286

Total Assets	4,954,309,249	31,331,179

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	283,160,991	1,685,245
Investment advisory fees (Note 2)	2,871,209	18,092

Total Liabilities	286,032,200	1,703,337

NET ASSETS	$4,668,277,049	$29,627,842

Net assets consist of:
Paid-in capital	$6,790,704,931	34,301,971
Undistributed net investment income	9,606,937	49,124
Accumulated net realized loss	(1,152,917,151)	(2,193,982)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(979,117,668)	(2,529,271)

NET ASSETS	$4,668,277,049	$29,627,842

Shares outstanding[c]	135,600,000	700,000

Net asset value per share	$34.43	$42.33

[a]	Securities on loan with values of $264,621,379 and $1,570,503, respectively. See Note 5.
[b]	Cost of foreign currencies: $5,021,940 and $54,019, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2012

	iShares FTSE China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$185,419,147	$1,040,042
Interest — affiliated (Note 2)	3,470	16
Securities lending income — affiliated (Note 2)	5,933,064	36,849

Total investment income	191,355,681	1,076,907

EXPENSES
Investment advisory fees (Note 2)	44,131,930	266,726

Total expenses	44,131,930	266,726

Net investment income	147,223,751	810,181

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(369,589,950)	(596,393)
In-kind redemptions — unaffiliated	53,443,199	2,511,762
Foreign currency transactions	100,865	538

Net realized gain (loss)	(316,045,886)	1,915,907

Net change in unrealized appreciation/depreciation on:
Investments	(967,439,955)	(9,323,733)
Translation of assets and liabilities in foreign currencies	26,022	221

Net change in unrealized appreciation/depreciation	(967,413,933)	(9,323,512)

Net realized and unrealized loss	(1,283,459,819)	(7,407,605)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,136,236,068)	$(6,597,424)

[a]	Net of foreign withholding tax of $20,430,840 and $105,194, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE China 25 Index Fund		iShares FTSE China (HK Listed) Index Fund
	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$147,223,751	$119,660,766	$810,181	$959,359
Net realized gain (loss)	(316,045,886)	503,032,839	1,915,907	3,713,331
Net change in unrealized appreciation/depreciation	(967,413,933)	(182,633,189)	(9,323,512)	(860,404)

Net increase (decrease) in net assets resulting from operations	(1,136,236,068)	440,060,416	(6,597,424)	3,812,286

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(137,354,089)	(142,731,554)	(759,236)	(1,207,121)

Total distributions to shareholders	(137,354,089)	(142,731,554)	(759,236)	(1,207,121)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,439,263,640	2,888,263,143	—	5,045,771
Cost of shares redeemed	(3,264,709,877)	(4,617,969,555)	(17,955,779)	(10,225,530)

Net decrease in net assets from capital share transactions	(825,446,237)	(1,729,706,412)	(17,955,779)	(5,179,759)

DECREASE IN NET ASSETS	(2,099,036,394)	(1,432,377,550)	(25,312,439)	(2,574,594)

NET ASSETS
Beginning of year	6,767,313,443	8,199,690,993	54,940,281	57,514,875

End of year	$4,668,277,049	$6,767,313,443	$29,627,842	$54,940,281

Undistributed net investment income included in net assets at end of year	$9,606,937	$—	$49,124	$—

SHARES ISSUED AND REDEEMED
Shares sold	68,700,000	66,600,000	—	100,000
Shares redeemed	(93,750,000)	(106,050,000)	(400,000)	(200,000)

Net decrease in shares outstanding	(25,050,000)	(39,450,000)	(400,000)	(100,000)

See notes to financial statements.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China 25 Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]
Net asset value, beginning of year	$42.12	$40.98	$42.14	$45.48	$46.99

Income from investment operations:
Net investment income[b]	0.89	0.66	0.58	0.75	0.92
Net realized and unrealized gain (loss)[c]	(7.65)	1.33	(1.06)	(3.56)	(1.17)

Total from investment operations	(6.76)	1.99	(0.48)	(2.81)	(0.25)

Less distributions from:
Net investment income	(0.93)	(0.85)	(0.68)	(0.53)	(1.26)

Total distributions	(0.93)	(0.85)	(0.68)	(0.53)	(1.26)

Net asset value, end of year	$34.43	$42.12	$40.98	$42.14	$45.48

Total return	(16.02)%	4.93%	(1.16)%	(5.86)%	(0.85)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,668,277	$6,767,313	$8,199,691	$11,300,670	$6,678,362
Ratio of expenses to average net assets	0.74%	0.72%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	2.46%	1.53%	1.39%	2.33%	1.76%
Portfolio turnover rate[d]	21%	23%	23%	44%	24%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China (HK Listed) Index Fund
	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Jun. 24, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$49.95	$47.93	$47.46	$49.64	$49.01

Income from investment operations:
Net investment income (loss)[b]	0.97	0.85	0.79	1.11	(0.02)
Net realized and unrealized gain (loss)[c]	(7.57)	2.27	0.35	(2.81)	0.65

Total from investment operations	(6.60)	3.12	1.14	(1.70)	0.63

Less distributions from:
Net investment income	(1.02)	(1.10)	(0.67)	(0.48)	—

Total distributions	(1.02)	(1.10)	(0.67)	(0.48)	—

Net asset value, end of period	$42.33	$49.95	$47.93	$47.46	$49.64

Total return	(13.18)%	6.55%	2.41%	(3.26)%	1.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,628	$54,940	$57,515	$42,712	$4,964
Ratio of expenses to average net assets[e]	0.74%	0.72%	0.72%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets[e]	2.24%	1.65%	1.65%	2.96%	(0.35)%
Portfolio turnover rate[f]	6%	8%	18%	24%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares FTSE Index Fund	Diversification Classification
China 25	Non-diversified
China (HK Listed)	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® TRUST

investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of July 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of July 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended July 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares FTSE Index Fund	Securities Lending Agent Fees
China 25	$3,194,727
China (HK Listed)	19,842

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2012 were as follows:

iShares FTSE Index Fund	Purchases	Sales
China 25	$1,380,465,950	$1,270,333,959
China (HK Listed)	2,447,344	2,354,872

In-kind transactions (see Note 4) for the year ended July 31, 2012 were as follows:

iShares FTSE Index Fund	In-kind Purchases	In-kind Sales
China 25	$2,304,172,788	$3,218,835,962
China (HK Listed)	—	17,911,857

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012, attributable to foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares FTSE Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
China 25	$(110,901,176)	$(262,725)	$111,163,901
China (HK Listed)	2,253,828	$(1,821)	(2,252,007)

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

iShares FTSE Index Fund	2012	2011
China 25
Ordinary income	$137,354,089	$142,731,554

China (HK Listed)
Ordinary income	$759,236	$1,207,121

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares FTSE Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
China 25	$9,606,937	$(729,671,881)	$(1,187,646,276)	$(214,716,662)	$(2,122,427,882)
China (HK Listed)	49,124	(1,031,257)	(3,276,780)	(415,216)	(4,674,129)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares FTSE Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
China 25	$322,185,594	$3,332,711	$451,243	$58,367,595	$185,123,529	$160,211,209	$729,671,881
China (HK Listed)	109,144	—	—	50,180	361,254	510,679	1,031,257

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares FTSE Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China 25	$6,125,514,981	$59,692,210	$(1,247,340,895)	$(1,187,648,685)
China (HK Listed)	34,495,674	2,293,064	(5,569,888)	(3,276,824)

Management has reviewed the tax positions as of July 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE China 25 Index Fund and iShares FTSE China (HK Listed) Index Fund (the “Funds”), at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information  (Unaudited)

iSHARES® TRUST

For the fiscal year ended July 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares FTSE Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
China 25	$205,849,987	$20,424,807
China (HK Listed)	1,145,236	105,194

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

iShares FTSE Index Fund	Qualified Dividend Income
China 25	$157,778,896
China (HK Listed)	864,430

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	29

Board Review and Approval of Investment Advisory

Contract  (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	31

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	33

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE China 25 Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	13	0.94%
Greater than 5.5% and Less than 6.0%	4	0.29
Greater than 5.0% and Less than 5.5%	5	0.37
Greater than 4.5% and Less than 5.0%	3	0.22
Greater than 4.0% and Less than 4.5%	7	0.51
Greater than 3.5% and Less than 4.0%	13	0.94
Greater than 3.0% and Less than 3.5%	20	1.45
Greater than 2.5% and Less than 3.0%	24	1.73
Greater than 2.0% and Less than 2.5%	44	3.18
Greater than 1.5% and Less than 2.0%	58	4.19
Greater than 1.0% and Less than 1.5%	120	8.67
Greater than 0.5% and Less than 1.0%	186	13.43
Between 0.5% and –0.5%	433	31.28
Less than –0.5% and Greater than –1.0%	155	11.20
Less than –1.0% and Greater than –1.5%	97	7.01
Less than –1.5% and Greater than –2.0%	54	3.90
Less than –2.0% and Greater than –2.5%	45	3.25
Less than –2.5% and Greater than –3.0%	27	1.95
Less than –3.0% and Greater than –3.5%	22	1.59
Less than –3.5% and Greater than –4.0%	14	1.01
Less than –4.0% and Greater than –4.5%	10	0.72
Less than –4.5% and Greater than –5.0%	7	0.51
Less than –5.0% and Greater than –5.5%	4	0.29
Less than –5.5% and Greater than –6.0%	2	0.14
Less than –6.0%	17	1.23

	1,384	100.00%

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE China (HK Listed) Index Fund

Period Covered: July 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	12	1.19%
Greater than 5.0% and Less than 5.5%	3	0.30
Greater than 4.5% and Less than 5.0%	8	0.79
Greater than 4.0% and Less than 4.5%	6	0.60
Greater than 3.5% and Less than 4.0%	9	0.89
Greater than 3.0% and Less than 3.5%	15	1.49
Greater than 2.5% and Less than 3.0%	29	2.88
Greater than 2.0% and Less than 2.5%	33	3.27
Greater than 1.5% and Less than 2.0%	38	3.77
Greater than 1.0% and Less than 1.5%	76	7.54
Greater than 0.5% and Less than 1.0%	121	12.00
Between 0.5% and –0.5%	367	36.41
Less than –0.5% and Greater than –1.0%	120	11.90
Less than –1.0% and Greater than –1.5%	57	5.65
Less than –1.5% and Greater than –2.0%	44	4.37
Less than –2.0% and Greater than –2.5%	22	2.18
Less than –2.5% and Greater than –3.0%	16	1.59
Less than –3.0% and Greater than –3.5%	12	1.19
Less than –3.5% and Greater than –4.0%	1	0.10
Less than –4.0% and Greater than –4.5%	4	0.40
Less than –4.5% and Greater than –5.0%	2	0.20
Less than –5.0% and Greater than –5.5%	3	0.30
Less than –5.5% and Greater than –6.0%	3	0.30
Less than –6.0%	7	0.69

	1,008	100.00%

SUPPLEMENTAL INFORMATION	35

Trustee and Officer Information  (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	37

Trustee and Officer Information  (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

TRUSTEE AND OFFICER INFORMATION	39

Notes:

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), nor does this company make any representation regarding the advisability of investing in the iShares Funds. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-78-0712

July 31, 2012

2012 Annual Report

iShares Trust

iShares MSCI EAFE Minimum Volatility Index Fund  |  EFAV  |  NYSE Arca

iShares MSCI USA Minimum Volatility Index Fund  |  USMV  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

Performance as of July 31, 2012

Cumulative Total Returns
Inception to 7/31/12
NAV	MARKET	INDEX
6.02%	6.29%	5.99%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	36.03%
Financial	17.66
Communications	14.67
Utilities	8.58
Consumer Cyclical	7.48
Industrial	5.78
Basic Materials	4.23
Energy	3.27
Technology	1.99
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Link REIT (The) (Hong Kong)	1.67%
SGS SA Registered (Switzerland)	1.56
Vodafone Group PLC (United Kingdom)	1.56
Takeda Pharmaceutical Co. Ltd. (Japan)	1.55
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1.55
Swisscom AG Registered (Switzerland)	1.53
Roche Holding AG Genusschein (Switzerland)	1.53
NTT DoCoMo Inc. (Japan)	1.49
Nestle SA Registered (Switzerland)	1.48
GlaxoSmithKline PLC (United Kingdom)	1.47

TOTAL	15.39%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI EAFE Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Minimum Volatility Index (the “Index”). The Index measures the performance of international equity securities that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2011 (inception date of the Fund) through July 31, 2012 (the “reporting period”), the total return for the Fund was 6.02%, net of fees, while the total return for the Index was 5.99%.

The Eurozone economy posted a decline of 0.7% in gross domestic product (GDP) during the second quarter of 2012 compared to the second quarter of 2011. Germany’s GDP was up 1.1% during the second quarter of 2012, but not enough to lift Spain and Italy out of recession. France, the euro zone’s second largest economy, saw GDP decline 0.2% in the second quarter of 2012 in the midst of 10% unemployment. Italy’s GDP declined at an annual rate of 2.9% in the second quarter of 2012, while Spain’s economy shrank at an annualized rate of 1.7% in the second quarter of 2012.

In Asia, growth, although slowing, was better than in Europe. In Japan, GDP grew at an annualized rate of 1.4% in the second quarter of 2012, down from 5.5% in the first quarter of 2012. Japan’s first quarter of 2012 was bolstered by increased government spending to rebuild areas destroyed by the March 2011 earthquake and tsunami. China’s economy posted GDP growth of 7.6% in the second quarter of 2012, down from 9.5% in the second quarter of 2011 and showed that inflation is under control.

In comparison to the European and Asian markets, the U.S. economy posted a 1.5% growth in GDP during the second quarter of 2012, down from 2% in the first quarter of 2012.

Within the Index, seven out of ten sectors posted positive performance for the reporting period. The top three contributors to performance were in the consumer staples, health care and industrial sectors, while the weakest results were in the telecommunications, energy and utilities sectors. The financial, consumer discretionary, materials and information technology sectors all posted moderately positive results.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

Performance as of July 31, 2012

Cumulative Total Returns
Inception to 7/31/12
NAV	MARKET	INDEX
17.50%	17.54%	17.55%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

PORTFOLIO ALLOCATION

As of 7/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	36.01%
Consumer Cyclical	12.02
Financial	10.24
Communications	8.89
Technology	8.82
Utilities	8.63
Energy	7.72
Industrial	4.13
Basic Materials	3.35
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/12

Security	Percentage of Net Assets

Kinder Morgan Inc.	2.20%
Duke Energy Corp.	2.02
American Capital Agency Corp.	1.74
Amgen Inc.	1.67
Wal-Mart Stores Inc.	1.66
AT&T Inc.	1.59
Merck & Co. Inc.	1.57
Kimberly-Clark Corp.	1.56
American Tower Corp.	1.55
Paychex Inc.	1.55

TOTAL	17.11%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI USA Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Minimum Volatility Index (the “Index”). The Index measures the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2011 (inception date of the Fund) through July 31, 2012 (the “reporting period”), the total return for the Fund was 17.50%, net of fees, while the total return for the Index was 17.55%.

Despite weakening economic growth, U.S. large cap stocks posted returns in the high teens for the reporting period. During the second quarter of 2012, the nation’s economy posted a 1.5% growth in gross domestic product (GDP) compared to the second quarter of 2011, down from 2% in the first quarter of 2012 and 4.1% in the fourth quarter of 2011. Although job growth was significant in certain industries such as health care, overall unemployment stayed above 8% for the reporting period, rising from 8.2% to 8.3% in July 2012.
In this economic environment, consumers and businesses were reluctant to spend money. Annual growth in consumer spending declined from 2.4% in the first quarter of 2012 to 1.5% in the second quarter of 2012 versus the year-ago periods. Despite record low interest rates, savings on disposable personal income rose to 4% in the second quarter of 2012, up from 3.6% in the first quarter of 2012. Business investment expanded 5.3% in the second quarter of 2012 compared to the second quarter of 2011, but was down from 7.5% in the first quarter of 2012. Economists attributed this reluctance to spend money to the uncertainty surrounding U.S. tax laws as well as the continuing recession in Europe.

Still, there have been some encouraging signs. During the second quarter of 2012, home prices rose by their largest percentage in nearly a decade. Automakers were selling cars at a brisk pace, keeping factories running at full capacity in the normally slow summer months. Health care stocks, particularly hospitals, benefited from the U.S. Supreme Court ruling in late June 2012 upholding the constitutionality of the Obama administration’s health care reform laws, thus reducing some of the uncertainty that had plagued the health care sector for two years.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

Within the Index, all of the sectors posted positive performance for the reporting period. The top three contributors to performance were in the health care, consumer discretionary (retail) and consumer staples (food and beverage) sectors, while the weakest result was in the materials sector. The financial, telecommunications services, information technology, utilities, energy and industrial sectors all posted moderately positive results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
MSCI EAFE Minimum Volatility
Actual	$1,000.00	$1,051.00	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
MSCI USA Minimum Volatility
Actual	1,000.00	1,097.00	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.69%

AUSTRALIA — 4.03%
Amcor Ltd.	6,293	$49,933
CFS Retail Property Trust Group	244,251	508,934
Commonwealth Bank of Australia	10,241	620,008
CSL Ltd.	2,338	105,059
Echo Entertainment Group Ltd.	10,994	48,361
Metcash Ltd.	10,878	39,036
Origin Energy Ltd.	4,011	49,850
QR National Ltd.	56,819	191,339
Telstra Corp. Ltd.	89,600	377,162
Westfield Group	13,335	140,331
Woolworths Ltd.	26,642	801,009

		2,931,022
BELGIUM — 1.46%
Belgacom SA	22,673	653,676
Colruyt SA	8,925	406,029

		1,059,705
DENMARK — 1.19%
Novo Nordisk A/S Class B	3,794	586,793
Novozymes A/S Class B	4,438	109,662
TDC A/S	24,395	165,859

		862,314
FINLAND — 0.55%
Elisa OYJ	13,608	283,394
Orion OYJ Class B	5,761	115,222

		398,616
FRANCE — 4.08%
Danone SA	3,913	238,447
Dassault Systemes SA	1,813	179,517
Essilor International SA	3,010	262,601
Eutelsat Communications	12,131	367,223
France Telecom SA	11,256	150,961
Iliad SA	3,409	470,425
L’Air Liquide SA	6,008	673,175
L’Oreal SA	329	39,554
SCOR SE	1,666	39,620
SES SA Class A FDR	1,988	47,914
Sodexo	2,520	190,648
Total SA	6,545	303,115

		2,963,200

Security	Shares	Value

GERMANY — 3.33%
Beiersdorf AG	3,157	$209,641
Deutsche Telekom AG Registered	34,587	390,900
Fresenius Medical Care AG & Co. KGaA	3,367	244,858
Linde AG	1,841	274,455
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,689	525,192
QIAGEN NVa	16,534	295,154
SAP AG	7,546	481,949

		2,422,149
HONG KONG — 8.26%
AIA Group Ltd.	103,600	364,099
BOC Hong Kong (Holdings) Ltd.	77,000	236,850
Cheung Kong Infrastructure Holdings Ltd.	42,000	255,402
CLP Holdings Ltd.	119,000	1,028,290
Hang Seng Bank Ltd.[b]	75,600	1,052,052
Hong Kong and China Gas Co. Ltd. (The)	28,500	66,015
Hopewell Holdings Ltd.	84,000	244,840
Link REIT (The)	276,500	1,212,461
MTR Corp. Ltd.	213,500	746,210
Power Assets Holdings Ltd.	101,500	798,527

		6,004,746
IRELAND — 0.20%
Ryanair Holdings PLC SP ADR[a]	4,893	144,148

		144,148
ISRAEL — 1.55%
Bank Hapoalim Ltd.	82,152	237,665
Bezeq The Israel Telecommunication Corp. Ltd.	218,806	220,700
NICE Systems Ltd.[a]	6,776	241,593
Teva Pharmaceutical Industries Ltd.	10,339	427,776

		1,127,734
ITALY — 0.59%
Snam SpA	106,799	430,097

		430,097
JAPAN — 27.11%
All Nippon Airways Co. Ltd.[b]	147,000	340,679
Asahi Group Holdings Ltd.	3,500	78,963
Astellas Pharma Inc.	5,600	267,452
Bank of Kyoto Ltd. (The)	35,000	257,682
Bank of Yokohama Ltd. (The)	14,000	63,816

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

July 31, 2012

Security	Shares	Value

Benesse Holdings Inc.	9,100	$430,531
Central Japan Railway Co.	28	232,318
Chubu Electric Power Co. Inc.	12,600	135,035
Chugai Pharmaceutical Co. Ltd.	13,300	257,315
Chugoku Bank Ltd. (The)	28,000	358,515
East Japan Railway Co.	7,000	449,936
FamilyMart Co. Ltd.	8,400	399,027
Gunma Bank Ltd. (The)	49,000	239,667
Hachijuni Bank Ltd. (The)	56,000	299,001
Hokkaido Electric Power Co. Inc.	11,200	103,396
Iyo Bank Ltd. (The)	35,000	271,127
Japan Real Estate Investment Corp.	49	464,277
Joyo Bank Ltd. (The)	42,000	188,220
Jupiter Telecommunications Co. Ltd.	238	237,695
Kansai Paint Co. Ltd.	14,000	147,170
Kao Corp.	2,100	57,031
Keikyu Corp.	21,000	196,556
Kintetsu Corp.	56,000	222,996
Lawson Inc.	7,700	554,084
McDonald’s Holdings Co. (Japan) Ltd.	9,100	263,329
Mitsubishi Tanabe Pharma Corp.	20,300	311,388
Nexon Co. Ltd.[a]	16,100	334,163
Nippon Building Fund Inc.	42	409,245
Nippon Telegraph and Telephone Corp.	16,100	749,341
Nissin Foods Holdings Co. Ltd.	7,700	294,986
Nitori Holdings Co. Ltd.	4,900	459,257
NTT DOCOMO Inc.	644	1,082,679
Odakyu Electric Railway Co. Ltd.	42,000	432,369
Ono Pharmaceutical Co. Ltd.	10,500	664,148
Oracle Corp. Japan	4,900	220,531
Oriental Land Co. Ltd.	7,000	872,983
Osaka Gas Co. Ltd.	56,000	230,166
Otsuka Holdings Co. Ltd.	5,600	171,011
Rakuten Inc.	7,700	76,803
Resona Holdings Inc.	26,600	109,329
Rinnai Corp.	700	45,352
Sankyo Co. Ltd.	700	34,866
Sanrio Co. Ltd.	1,400	48,561
Santen Pharmaceutical Co. Ltd.	9,800	418,476
Secom Co. Ltd.	11,900	554,622
Seven Bank Ltd.	77,000	193,239
Shimamura Co. Ltd.	2,800	326,248
Shizuoka Bank Ltd. (The)	84,000	849,680

Security	Shares	Value

Suzuken Co. Ltd.	5,600	$201,557
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	168,054
Takeda Pharmaceutical Co. Ltd.	24,500	1,129,321
Tokyo Gas Co. Ltd.	182,000	941,460
TonenGeneral Sekiyu K.K.	35,000	287,708
Tsumura & Co.	8,400	236,727
Unicharm Corp.	5,600	309,040
USS Co. Ltd.	630	68,163
West Japan Railway Co.	19,600	848,246
Yahoo! Japan Corp.	287	105,025

		19,700,562
NETHERLANDS — 1.30%
Koninklijke Ahold NV	18,998	231,513
Koninklijke KPN NV	9,471	77,811
Unilever NV CVA	18,249	635,018

		944,342
NEW ZEALAND — 0.37%
Auckland International Airport Ltd.	106,631	215,555
Contact Energy Ltd.[a]	12,495	50,822

		266,377
SINGAPORE — 5.97%
ComfortDelGro Corp. Ltd.[b]	63,000	85,063
DBS Group Holdings Ltd.	84,000	995,106
Oversea-Chinese Banking Corp. Ltd.	147,000	1,128,270
Singapore Airlines Ltd.[b]	84,000	715,612
Singapore Press Holdings Ltd.	12,000	39,639
Singapore Telecommunications Ltd.	213,000	612,851
Singapore Telecommunications Ltd. New	4,000	11,509
StarHub Ltd.	98,000	302,447
United Overseas Bank Ltd.	28,000	450,070

		4,340,567
SPAIN — 0.07%
Bankia SAa	52,500	51,596

		51,596
SWITZERLAND — 11.81%
Givaudan SA Registered[a]	1,064	1,036,785
Lindt & Spruengli AG Registered	14	502,332
Nestle SA Registered	17,521	1,078,616
Novartis AG Registered	18,144	1,065,817
Roche Holding AG Genusschein	6,244	1,109,319
SGS SA Registered	567	1,136,965
Swiss Prime Site AG Registered	7,287	610,705

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

July 31, 2012

Security	Shares	Value

Swisscom AG Registered	2,765	$1,109,458
Syngenta AG Registered	2,730	933,929

		8,583,926
UNITED KINGDOM — 27.82%
Admiral Group PLC	4,613	78,926
Associated British Foods PLC	19,537	384,162
AstraZeneca PLC	17,192	804,456
BP PLC	94,066	626,449
British American Tobacco PLC	13,181	701,651
British Sky Broadcasting Group PLC	44,548	497,309
Capita PLC	68,271	760,535
Centrica PLC	92,456	459,206
Compass Group PLC	74,501	800,171
Diageo PLC	32,725	875,239
Experian PLC	38,619	574,223
G4S PLC	29,701	115,361
GlaxoSmithKline PLC	46,452	1,068,788
HSBC Holdings PLC	45,402	379,794
Imperial Tobacco Group PLC	5,719	222,131
J Sainsbury PLC	156,527	792,881
Marks & Spencer Group PLC	37,191	194,450
National Grid PLC	89,614	930,197
Next PLC	3,255	164,167
Pearson PLC	42,889	803,693
Reckitt Benckiser Group PLC	19,117	1,050,434
Reed Elsevier PLC	54,348	458,120
Rexam PLC	33,649	229,074
Royal Dutch Shell PLC Class A	14,623	497,863
Royal Dutch Shell PLC Class B	18,753	660,952
RSA Insurance Group PLC	146,664	250,245
Sage Group PLC (The)	52,311	235,637
Serco Group PLC	65,604	592,574
Shire PLC	11,032	319,425
SSE PLC	49,238	1,012,928
Tesco PLC	112,378	560,091
Unilever PLC	29,687	1,065,626
Vodafone Group PLC	395,178	1,130,594
Wm Morrison Supermarkets PLC	210,805	915,891

		20,213,243

TOTAL COMMON STOCKS
(Cost: $69,962,413)		72,444,344

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	354,773	$354,773
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	24,287	24,287
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	9,050	9,050

		388,110

TOTAL SHORT-TERM INVESTMENTS
(Cost: $388,110)		388,110

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $70,350,523)		72,832,454
Other Assets, Less Liabilities — (0.22)%		(160,945)

NET ASSETS — 100.00%		$72,671,509

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

a	Non-income earning security.
b	All or a portion of this security represents a security on loan. See Note 5.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.20%
Lockheed Martin Corp.	47,692	$4,257,465

		4,257,465
AGRICULTURE — 1.99%
Altria Group Inc.	149,072	5,362,120
Reynolds American Inc.	36,377	1,683,164

		7,045,284
BEVERAGES — 2.98%
Coca-Cola Co. (The)	66,930	5,407,944
PepsiCo Inc.	70,398	5,120,047

		10,527,991
BIOTECHNOLOGY — 2.33%
Amgen Inc.	71,554	5,910,360
Biogen Idec Inc.[a]	3,512	512,155
Celgene Corp.[a]	26,802	1,834,865

		8,257,380
CHEMICALS — 2.47%
Ecolab Inc.	77,514	5,073,291
Praxair Inc.	5,307	550,654
Sherwin-Williams Co. (The)	23,088	3,101,873

		8,725,818
COMMERCIAL SERVICES — 5.30%
Automatic Data Processing Inc.	94,611	5,350,252
MasterCard Inc. Class A	1,226	535,235
Paychex Inc.	167,448	5,473,875
SAIC Inc.	144,728	1,674,503
Total System Services Inc.	85,108	2,012,804
Verisk Analytics Inc. Class Aa	74,010	3,719,003

		18,765,672
COMPUTERS — 3.39%
Accenture PLC Class A	32,091	1,935,087
IHS Inc. Class Aa,b	25,473	2,808,908
International Business Machines Corp.	25,239	4,946,339
Synopsys Inc.[a]	76,354	2,312,763

		12,003,097
COSMETICS & PERSONAL CARE — 2.07%
Colgate-Palmolive Co.	24,775	2,659,844
Procter & Gamble Co. (The)	72,494	4,678,763

		7,338,607

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.16%
Genuine Parts Co.	8,588	$549,890

		549,890
DIVERSIFIED FINANCIAL SERVICES — 0.68%
Visa Inc. Class A	18,715	2,415,545

		2,415,545
ELECTRIC — 8.63%
Consolidated Edison Inc.	79,752	5,144,004
Dominion Resources Inc.	31,727	1,723,093
Duke Energy Corp.	105,409	7,144,622
NextEra Energy Inc.	6,851	485,736
PG&E Corp.	74,742	3,450,091
Southern Co. (The)	109,579	5,276,229
Wisconsin Energy Corp.	94,319	3,842,556
Xcel Energy Inc.	118,823	3,481,514

		30,547,845
ENVIRONMENTAL CONTROL — 1.96%
Stericycle Inc.[a]	40,112	3,724,399
Waste Management Inc.	93,193	3,205,839

		6,930,238
FOOD — 5.08%
Campbell Soup Co.	57,949	1,918,691
General Mills Inc.	129,468	5,010,412
H.J. Heinz Co.	26,621	1,469,745
Hormel Foods Corp.	77,160	2,153,536
Kraft Foods Inc. Class A	103,001	4,090,170
McCormick & Co. Inc. NVS	54,809	3,336,772

		17,979,326
HEALTH CARE — PRODUCTS — 2.57%
Baxter International Inc.	22,920	1,341,049
Becton, Dickinson and Co.	58,029	4,393,375
C.R. Bard Inc.	34,595	3,364,710

		9,099,134
HEALTH CARE — SERVICES — 0.08%
Laboratory Corp. of America Holdings[a,b]	787	66,179
Quest Diagnostics Inc.	3,504	204,739

		270,918
HOUSEHOLD PRODUCTS & WARES — 2.04%
Church & Dwight Co. Inc.	17,049	982,193
Clorox Co. (The)	9,739	708,122

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

July 31, 2012

Security	Shares	Value

Kimberly-Clark Corp.	63,391	$5,509,312

		7,199,627
INSURANCE — 4.65%
Alleghany Corp.[a]	1,233	426,384
Aon PLC	51,294	2,523,665
Arch Capital Group Ltd.[a]	71,206	2,762,793
Berkshire Hathaway Inc. Class Ba	26,918	2,283,723
Chubb Corp. (The)	16,305	1,185,210
Everest Re Group Ltd.	9,504	966,557
Marsh & McLennan Companies Inc.	24,216	804,213
RenaissanceRe Holdings Ltd.	13,912	1,029,349
Travelers Companies Inc. (The)	36,057	2,258,971
W.R. Berkley Corp.	60,345	2,210,437

		16,451,302
INTERNET — 0.92%
Google Inc. Class Aa	2,311	1,462,793
VeriSign Inc.[a]	35,143	1,561,052
Yahoo! Inc.[a]	14,764	233,862

		3,257,707
MEDIA — 0.37%
DIRECTV Class Aa	26,525	1,317,231

		1,317,231
MINING — 0.88%
Newmont Mining Corp.	70,053	3,115,257

		3,115,257
OIL & GAS — 3.28%
Chevron Corp.	47,097	5,160,889
ConocoPhillips	24,997	1,360,837
Exxon Mobil Corp.	58,681	5,096,445

		11,618,171
PHARMACEUTICALS — 11.57%
Abbott Laboratories	80,690	5,350,554
Allergan Inc.	40,533	3,326,543
AmerisourceBergen Corp.	56,314	2,235,666
Bristol-Myers Squibb Co.	152,397	5,425,333
Cardinal Health Inc.	11,022	474,938
Eli Lilly and Co.	122,719	5,403,318
Forest Laboratories Inc.[a]	30,556	1,025,154
Johnson & Johnson	78,551	5,437,300
McKesson Corp.	6,822	618,960
Merck & Co. Inc.	126,217	5,575,005

Security	Shares	Value

Perrigo Co.	3,708	$422,786
Pfizer Inc.	197,113	4,738,596
Watson Pharmaceuticals Inc.[a]	11,396	886,951

		40,921,104
PIPELINES — 4.44%
Kinder Morgan Inc.	217,155	7,776,321
Kinder Morgan Management LLC[a,b]	48,486	3,716,472
Spectra Energy Corp.	136,867	4,200,448

		15,693,241
REAL ESTATE INVESTMENT TRUSTS — 4.91%
American Capital Agency Corp.	175,050	6,151,257
American Tower Corp.	76,101	5,502,863
Annaly Capital Management Inc.[b]	302,804	5,277,874
Federal Realty Investment Trust	4,044	439,421

		17,371,415
RETAIL — 11.87%
Advance Auto Parts Inc.	37,474	2,628,801
AutoZone Inc.[a]	12,407	4,655,479
Dollar General Corp.[a]	39,983	2,039,533
Dollar Tree Inc.(a)	95,666	4,815,826
Family Dollar Stores Inc.	24,091	1,591,933
Home Depot Inc. (The)	4,675	243,942
McDonald’s Corp.	53,983	4,823,921
O’Reilly Automotive Inc.[a]	37,358	3,203,075
Ross Stores Inc.	55,366	3,678,517
Target Corp.	57,589	3,492,773
TJX Companies Inc. (The)	50,226	2,224,007
Wal-Mart Stores Inc.	79,015	5,881,086
Yum! Brands Inc.	41,743	2,706,616

		41,985,509
SEMICONDUCTORS — 1.21%
Intel Corp.	74,215	1,907,326
QUALCOMM Inc.	18,818	1,123,058
Texas Instruments Inc.	46,135	1,256,717

		4,287,101
SOFTWARE — 4.22%
Activision Blizzard Inc.	238,041	2,863,633
CA Inc.	14,493	348,847
Fidelity National Information Services Inc.	49,219	1,547,445
Fiserv Inc.[a]	35,514	2,490,597
Intuit Inc.	37,197	2,158,170

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

July 31, 2012

Security	Shares	Value

Microsoft Corp.	165,610	$4,880,527
Oracle Corp.	21,257	641,961

		14,931,180
TELECOMMUNICATIONS — 7.59%
AT&T Inc.	148,250	5,621,640
CenturyLink Inc.	128,833	5,351,723
Crown Castle International Corp.[a]	65,303	4,040,950
Motorola Solutions Inc.	36,926	1,785,003
SBA Communications Corp. Class Aa,b	25,734	1,519,850
Verizon Communications Inc.	120,607	5,444,200
Windstream Corp.	310,815	3,095,717

		26,859,083
TRANSPORTATION — 0.97%
United Parcel Service Inc. Class B	45,157	3,414,321

		3,414,321

TOTAL COMMON STOCKS
(Cost: $344,110,224)		353,136,459

SHORT-TERM INVESTMENTS — 2.34%
MONEY MARKET FUNDS — 2.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	7,341,772	7,341,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	502,591	502,591
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	422,249	422,249

		8,266,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,266,612)		8,266,612

TOTAL INVESTMENTS IN SECURITIES — 102.15%
(Cost: $352,376,836)		361,403,071
Other Assets, Less Liabilities — (2.15)%		(7,594,673)

NET ASSETS — 100.00%		$353,808,398

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2012

	iShares MSCI EAFE Minimum Volatility Index Fund	iShares MSCI USA Minimum Volatility Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$69,962,413	$344,110,224
Affiliated (Note 2)	388,110	8,266,612

Total cost of investments	$70,350,523	$352,376,836

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$72,444,344	$353,136,459
Affiliated (Note 2)	388,110	8,266,612

Total fair value of investments	72,832,454	361,403,071
Foreign currencies, at value[b]	40,120	—
Receivables:
Investment securities sold	—	2,033,732
Dividends and interest	149,776	422,866
Capital shares sold	38,264	28,851

Total Assets	73,060,614	363,888,520

LIABILITIES
Payables:
Investment securities purchased	—	2,199,404
Collateral for securities on loan (Note 5)	379,060	7,844,363
Investment advisory fees (Note 2)	10,045	36,355

Total Liabilities	389,105	10,080,122

NET ASSETS	$72,671,509	$353,808,398

Net assets consist of:
Paid-in capital	$70,972,720	$344,759,492
Undistributed net investment income	72,660	610,966
Accumulated net realized loss	(856,576)	(588,295)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,482,705	9,026,235

NET ASSETS	$72,671,509	$353,808,398

Shares outstanding[c]	1,400,000	12,000,000

Net asset value per share	$51.91	$29.48

[a]	Securities on loan with values of $359,912 and $7,656,559, respectively. See Note 5.
[b]	Cost of foreign currencies: $39,953 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations

iSHARES® TRUST

Period ended July 31, 2012

	iShares MSCI EAFE Minimum Volatility Index Fund[a]	iShares MSCI USA Minimum Volatility Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$735,355	$1,130,810
Interest — affiliated (Note 2)	11	32
Securities lending income — affiliated (Note 2)	8,136	13,962

Total investment income	743,502	1,144,804

EXPENSES
Investment advisory fees (Note 2)	69,182	65,318

Total expenses	69,182	65,318
Less investment advisory fees waived (Note 2)	(28,863)	—

Net expenses	40,319	65,318

Net investment income	703,183	1,079,486

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(856,576)	(598,789)
In-kind redemptions — unaffiliated	—	367,777
Foreign currency transactions	(5,363)	—

Net realized loss	(861,939)	(231,012)

Net change in unrealized appreciation/depreciation on:
Investments	2,481,931	9,026,235
Translation of assets and liabilities in foreign currencies	774	—

Net change in unrealized appreciation/depreciation	2,482,705	9,026,235

Net realized and unrealized gain	1,620,766	8,795,223

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,323,949	$9,874,709

[a]	For the period from October 18, 2011 (commencement of operations) to July 31, 2012.
[b]	Net of foreign withholding tax of $50,541 and $ —, respectively.

See notes to financial statements.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Minimum Volatility Index Fund	iShares MSCI USA Minimum Volatility Index Fund
	Period from October 18, 2011[a] to July 31, 2012	Period from October 18, 2011[a] to July 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$703,183	$1,079,486
Net realized loss	(861,939)	(231,012)
Net change in unrealized appreciation/depreciation	2,482,705	9,026,235

Net increase in net assets resulting from operations	2,323,949	9,874,709

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(625,160)	(468,520)

Total distributions to shareholders	(625,160)	(468,520)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	70,972,720	347,278,603
Cost of shares redeemed	—	(2,876,394)

Net increase in net assets from capital share transactions	70,972,720	344,402,209

INCREASE IN NET ASSETS	72,671,509	353,808,398

NET ASSETS
Beginning of period	—	—

End of period	$72,671,509	$353,808,398

Undistributed net investment income included in net assets at end of period	$72,660	$610,966

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	12,100,000
Shares redeemed	—	(100,000)

Net increase in shares outstanding	1,400,000	12,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Minimum Volatility Index Fund
Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$49.77

Income from investment operations:
Net investment income[b]	1.38
Net realized and unrealized gain[c]	1.57

Total from investment operations	2.95

Less distributions from:
Net investment income	(0.81)

Total distributions	(0.81)

Net asset value, end of period	$51.91

Total return	6.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,672
Ratio of expenses to average net assets[e]	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.34%
Ratio of net investment income to average net assets[e]	3.49%
Portfolio turnover rate[f]	25%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI USA Minimum Volatility Index Fund
Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$25.32

Income from investment operations:
Net investment income[b]	0.56
Net realized and unrealized gain[c]	3.85

Total from investment operations	4.41

Less distributions from:
Net investment income	(0.25)

Total distributions	(0.25)

Net asset value, end of period	$29.48

Total return	17.50%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$353,808
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	2.48%
Portfolio turnover rate[f]	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
MSCI EAFE Minimum Volatility[a]	Non-diversified
MSCI USA Minimum Volatility[a]	Non-diversified

[a]	The Fund commenced operations on October 18, 2011.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of July 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of July 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI EAFE Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to the iShares MSCI USA Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI EAFE Minimum Volatility Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.20% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended July 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
MSCI EAFE Minimum Volatility	$4,381
MSCI USA Minimum Volatility	7,518

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

At the Special Meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended July 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
MSCI EAFE Minimum Volatility	$6,717,990	$6,427,136
MSCI USA Minimum Volatility	20,184,837	19,259,807

In-kind transactions (see Note 4) for the period ended July 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
MSCI EAFE Minimum Volatility	$70,528,135	$—
MSCI USA Minimum Volatility	346,287,443	2,871,067

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2012, attributable to foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
MSCI EAFE Minimum Volatility	$—	$(5,363)	$5,363
MSCI USA Minimum Volatility	357,283	—	(357,283)

The tax character of distributions paid during the period ended July 31, 2012 was as follows:

iShares Index Fund	2012
MSCI EAFE Minimum Volatility
Ordinary income	$625,160

MSCI USA Minimum Volatility
Ordinary income	$468,520

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
MSCI EAFE Minimum Volatility	$272,532	$2,039,029	$(612,772)	$1,698,789
MSCI USA Minimum Volatility	610,966	8,726,218	(288,278)	9,048,906

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending July 31, 2013.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Minimum Volatility	$70,794,199	$3,191,734	$(1,153,479)	$2,038,255
MSCI USA Minimum Volatility	352,676,853	11,545,910	(2,819,692)	8,726,218

Management has reviewed the tax positions as of July 31, 2012 and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI EAFE Minimum Volatility Index Fund and iShares MSCI USA Minimum Volatility Index Fund (the “Funds”), at July 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for the period October 18, 2011 (commencement of operations) through July 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended July 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
MSCI EAFE Minimum Volatility	0.22%
MSCI USA Minimum Volatility	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

iShares Index Fund	Qualified Dividend Income
MSCI EAFE Minimum Volatility	$625,804
MSCI USA Minimum Volatility	468,520

For the fiscal year ended July 31, 2012, the iShares MSCI EAFE Minimum Volatility Index Fund earned foreign source income of $784,504 and paid foreign taxes of $50,541 which it intends to pass through to its shareholders pursuant to Section 853 of the Code.

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. ISHARES MSCI EAFE MINIMUM VOLATILITY INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. ISHARES MSCI USA MINIMUM VOLATILITY INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI EAFE Minimum Volatility Index Fund

Period Covered: January 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	1.60%
Greater than 1.5% and Less than 2.0%	10	8.00
Greater than 1.0% and Less than 1.5%	21	16.80
Greater than 0.5% and Less than 1.0%	35	28.00
Between 0.5% and –0.5%	51	40.80
Less than –0.5% and Greater than –1.0%	6	4.80

	125	100.00%

iShares MSCI USA Minimum Volatility Index Fund

Period Covered: January 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	125	100.00%

	125	100.00%

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committees (2006-2010), the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and member of the Investment Committee (since 2011), WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	41

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-79-0712

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2012 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2012, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-four series of the Registrant for which the fiscal year-end is July 31, 2012 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $621,989 for the fiscal year ended July 31, 2011 and $653,475 for the fiscal year ended July 31, 2012.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2011 and July 31, 2012 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $159,080 for the fiscal year ended July 31, 2011 and $175,570 for the fiscal year ended July 31, 2012.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2011 and July 31, 2012 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2012 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,639,205 for the fiscal year ended July 31, 2011 and $3,656,201 for the fiscal year ended July 31, 2012.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan and Robert H. Silver.

Item 6.	Schedule of Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)	(2) Section 302 Certifications are attached.

(a)	(3) Not applicable to the Registrant.

(b)	Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: September 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: September 19, 2012